UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, MA 02111

(Address of principal executive offices) (zip code)
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Ave., NW
Washington, DC 20004
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: December 31, 2010

Item 1: Reports to Shareholders

SPDR® Series Trust – Equity Funds
Semi-Annual Report December 31, 2010

Precise in a world that isn’t.SM

Performance & Portfolio Summary
SPDR Dow Jones Total Market ETF (TMW)	1
SPDR Dow Jones Large Cap ETF (ELR)	4
SPDR S&P® 500 Growth ETF (SPYG) (formerly SPDR Dow Jones Large Cap Growth ETF (ELG))	7
SPDR S&P 500 Value ETF (SPYV) (formerly SPDR Dow Jones Large Cap Value ETF (ELV))	10
SPDR Dow Jones Mid Cap ETF (EMM)	13
SPDR S&P 400 Mid Cap Growth ETF (MDYG) (formerly SPDR Dow Jones Mid Cap Growth ETF (EMG))	16
SPDR S&P 400 Mid Cap Value ETF (MDYV) (formerly SPDR Dow Jones Mid Cap Value ETF (EMV))	19
SPDR S&P 600 Small Cap ETF (SLY) (formerly SPDR Dow Jones Small Cap ETF (DSC))	22
SPDR S&P 600 Small Cap Growth ETF (SLYG) (formerly SPDR Dow Jones Small Cap Growth ETF (DSG))	25
SPDR S&P 600 Small Cap Value ETF (SLYV) (formerly SPDR Dow Jones Small Cap Value ETF (DSV))	28
SPDR DJ Global Titans ETF (DGT)	31
SPDR Dow Jones REIT ETF (RWR)	34
SPDR KBW Bank ETF (KBE)	37
SPDR KBW Capital Markets ETF (KCE)	40
SPDR KBW Insurance ETF (KIE)	43
SPDR KBW Mortgage Finance(sm) ETF (KME)	46
SPDR KBW Regional Banking(sm) ETF (KRE)	49
SPDR Morgan Stanley Technology ETF (MTK)	52
SPDR S&P Dividend ETF (SDY)	55
SPDR S&P Biotech ETF (XBI)	58
SPDR S&P Homebuilders ETF (XHB)	61
SPDR S&P Metals & Mining ETF (XME)	64
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	67
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	70
SPDR S&P Pharmaceuticals ETF (XPH)	73
SPDR S&P Retail ETF (XRT)	76
SPDR S&P Semiconductor ETF (XSD)	79
SPDR Wells Fargo® Preferred Stock ETF (PSK)	82
Summary Schedules of Investments
SPDR Dow Jones Total Market ETF (TMW)	85
SPDR Dow Jones Large Cap ETF (ELR)	88
SPDR S&P 500 Growth ETF (SPYG)	91
SPDR S&P 500 Value ETF (SPYV)	94
SPDR Dow Jones Mid Cap ETF (EMM)	97
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	100
SPDR S&P 400 Mid Cap Value ETF (MDYV)	103
SPDR S&P 600 Small Cap ETF (SLY)	106
SPDR S&P 600 Small Cap Growth ETF (SLYG)	109
SPDR S&P 600 Small Cap Value ETF (SLYV)	112

Schedules of Investments
SPDR DJ Global Titans ETF (DGT)	115
SPDR Dow Jones REIT ETF (RWR)	116
SPDR KBW Bank ETF (KBE)	118
SPDR KBW Capital Markets ETF (KCE)	119
SPDR KBW Insurance ETF (KIE)	120
SPDR KBW Mortgage Finance ETF (KME)	121
SPDR KBW Regional Banking ETF (KRE)	122
SPDR Morgan Stanley Technology ETF (MTK)	123
SPDR S&P Dividend ETF (SDY)	124
SPDR S&P Biotech ETF (XBI)	126
SPDR S&P Homebuilders ETF (XHB)	127
SPDR S&P Metals & Mining ETF (XME)	128
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	129
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	130
SPDR S&P Pharmaceuticals ETF (XPH)	131
SPDR S&P Retail ETF (XRT)	132
SPDR S&P Semiconductor ETF (XSD)	134
SPDR Wells Fargo Preferred Stock ETF (PSK)	135
Financial Statements	138
Financial Highlights	162
Notes to Financial Statements	188
Other Information	203

SPDR Dow Jones Total Market ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Total Market ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES			DOW JONES
	NET ASSET	MARKET	U.S. TOTAL STOCK	NET ASSET	MARKET	U.S. TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

SIX MONTHS ENDED	24.03%	24.14%	24.52%	N/A	N/A	N/A

ONE YEAR	16.98%	17.14%	17.49%	16.98%	17.14%	17.49%

THREE YEARS	−5.30%	−5.57%	−5.18%	−1.80%	−1.89%	−1.76%

FIVE YEARS	14.74%	14.61%	15.94%	2.79%	2.77%	3.00%

TEN YEARS (1)	20.88%	20.93%	28.66%	1.91%	1.92%	2.55%

(1)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index from the FORTUNE 500 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR Dow Jones Total Market ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index from the FORTUNE 500 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR Dow Jones Total Market ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	MICROSOFT CORP.	GENERAL ELECTRIC CO.	CHEVRON CORP.

MARKET VALUE	$5,459,285	4,263,598	3,218,618	2,863,958	2,695,525

% OF NET ASSETS	2.7	2.1	1.6	1.4	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	9.1%
Pharmaceuticals	4.6
Software	4.1
Computers & Peripherals	4.0
Insurance	4.0
Diversified Financial Services	3.5
Media	3.1
Commercial Banks	2.9
Semiconductors & Semiconductor Equipment	2.9
IT Services	2.7
Machinery	2.7
Diversified Telecommunication Services	2.4
Real Estate Investment Trusts	2.4
Aerospace & Defense	2.3
Capital Markets	2.3
Communications Equipment	2.3
Energy Equipment & Services	2.3
Specialty Retail	2.3
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	2.1
Beverages	2.0
Chemicals	2.0
Food & Staples Retailing	2.0
Health Care Equipment & Supplies	2.0
Industrial Conglomerates	2.0
Household Products	1.9
Biotechnology	1.7
Food Products	1.7
Internet Software & Services	1.7
Electric Utilities	1.6
Metals & Mining	1.4
Tobacco	1.4
Electronic Equipment, Instruments & Components	1.0
Multi-Utilities	1.0
Road & Rail	1.0
Air Freight & Logistics	0.9
Multiline Retail	0.9
Electrical Equipment	0.7
Household Durables	0.7
Internet & Catalog Retail	0.7
Commercial Services & Supplies	0.6
Consumer Finance	0.6
Life Sciences Tools & Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Automobiles	0.5
Wireless Telecommunication Services	0.5
Auto Components	0.4
Construction & Engineering	0.3
Diversified Consumer Services	0.3
Paper & Forest Products	0.3
Thrifts & Mortgage Finance	0.3
Airlines	0.2
Containers & Packaging	0.2
Independent Power Producers & Energy Traders	0.2
Leisure Equipment & Products	0.2
Office Electronics	0.2
Personal Products	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
Building Products	0.1
Construction Materials	0.1
Distributors	0.1
Gas Utilities	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Health Care Technology	0.0 **
Marine	0.0 **
Short Term Investments	4.6
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SPDR Dow Jones Large Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Large Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
			LARGE-CAP			LARGE-CAP
	NET ASSET	MARKET	TOTAL STOCK	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

SIX MONTHS ENDED	23.61%	23.76%	23.83%	N/A	N/A	N/A

ONE YEAR	15.84%	16.01%	16.07%	15.84%	16.01%	16.07%

THREE YEARS	−7.24%	−7.01%	−7.23%	−2.47%	−2.39%	−2.47%

FIVE YEARS	13.68%	13.81%	14.13%	2.60%	2.62%	2.68%

SINCE INCEPTION (1)	16.84%	16.93%	17.33%	3.07%	3.08%	3.14%

(1)	For the period November 8, 2005 to December 31, 2010.

SPDR Dow Jones Large Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Dow Jones Large Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	MICROSOFT CORP.	GENERAL ELECTRIC CO.	CHEVRON CORP.

MARKET VALUE	$1,223,663	978,002	706,655	647,374	606,904

% OF NET ASSETS	3.0	2.4	1.7	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	9.5%
Pharmaceuticals	5.1
Insurance	4.1
Computers & Peripherals	4.1
Diversified Financial Services	4.0
Software	3.9
IT Services	3.1
Media	3.1
Commercial Banks	2.8
Diversified Telecommunication Services	2.6
Semiconductors & Semiconductor Equipment	2.5
Capital Markets	2.5
Aerospace & Defense	2.3
Chemicals	2.3
Energy Equipment & Services	2.3
Machinery	2.3
Beverages	2.3
Industrial Conglomerates	2.3
Food & Staples Retailing	2.2
Household Products	2.1
Communications Equipment	2.0
Health Care Equipment & Supplies	2.0
Specialty Retail	2.0
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	1.9
Real Estate Investment Trusts	1.8
Electric Utilities	1.7
Food Products	1.7
Internet Software & Services	1.7
Tobacco	1.5
Biotechnology	1.4
Metals & Mining	1.3
Multi-Utilities	1.3
Road & Rail	0.9
Electronic Equipment, Instruments & Components	0.9
Internet & Catalog Retail	0.8
Air Freight & Logistics	0.8
Multiline Retail	0.8
Automobiles	0.7
Consumer Finance	0.7
Electrical Equipment	0.7
Commercial Services & Supplies	0.5
Wireless Telecommunication Services	0.5
Life Sciences Tools & Services	0.5
Household Durables	0.5
Textiles, Apparel & Luxury Goods	0.5
Auto Components	0.4
Construction & Engineering	0.3
Containers & Packaging	0.3
Personal Products	0.2
Airlines	0.2
Professional Services	0.2
Gas Utilities	0.2
Paper & Forest Products	0.2
Independent Power Producers & Energy Traders	0.2
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	0.2
Diversified Consumer Services	0.1
Office Electronics	0.1
Leisure Equipment & Products	0.1
Real Estate Management & Development	0.1
Construction Materials	0.1
Distributors	0.1
Building Products	0.1
Water Utilities	0.1
Health Care Technology	0.1
Short Term Investments	7.3
Other Assets & Liabilities	(7.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 500 Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.				DOW JONES U.S.
			LARGE-CAP				LARGE-CAP
			GROWTH TOTAL				GROWTH TOTAL	S&P 500
	NET ASSET	MARKET	STOCK MARKET	S&P 500	NET ASSET	MARKET	STOCK MARKET	GROWTH
	VALUE	VALUE	INDEX	GROWTH INDEX	VALUE	VALUE	INDEX	INDEX

SIX MONTHS ENDED (1)	26.25%	26.31%	26.91%	25.04%	N/A	N/A	N/A	N/A

ONE YEAR (1)	16.34%	16.39%	17.03%	15.05%	16.34%	16.39%	17.03%	15.05%

THREE YEARS (1)	−0.28%	−0.60%	0.50%	−1.49%	−0.09%	−0.20%	0.17%	−0.50%

FIVE YEARS (1)	20.33%	20.33%	21.73%	19.33%	3.77%	3.77%	4.01%	3.60%

TEN YEARS (1)	−14.57%	−14.60%	5.95%	−1.05%	−1.56%	−1.57%	0.58%	−0.11%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P 500 Growth Index from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 500 Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P 500 Growth Index from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 500 Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

			INTERNATIONAL BUSINESS
DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	MACHINES CORP.	THE COCA-COLA CO.	GOOGLE, INC. (CLASS A)

MARKET VALUE	$9,602,934	6,835,347	5,929,104	4,965,635	4,817,691

% OF NET ASSETS	5.0	3.6	3.1	2.6	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Software	7.5%
Computers & Peripherals	7.5
Pharmaceuticals	6.0
IT Services	5.1
Beverages	4.8
Media	4.0
Oil, Gas & Consumable Fuels	3.7
Semiconductors & Semiconductor Equipment	3.6
Internet Software & Services	3.5
Energy Equipment & Services	3.5
Hotels, Restaurants & Leisure	3.1
Communications Equipment	3.1
Machinery	3.1
Aerospace & Defense	2.9
Household Products	2.5
Chemicals	2.4
Diversified Telecommunication Services	2.4
Tobacco	2.3
Health Care Equipment & Supplies	2.3
Biotechnology	2.1
Specialty Retail	1.8
Real Estate Investment Trusts	1.8
Metals & Mining	1.7
Internet & Catalog Retail	1.6
Health Care Providers & Services	1.6
Food Products	1.6
Commercial Banks	1.4
Capital Markets	1.1
Textiles, Apparel & Luxury Goods	1.0
Air Freight & Logistics	1.0
Multiline Retail	0.9
Road & Rail	0.9
Electronic Equipment, Instruments & Components	0.8
Industrial Conglomerates	0.7
Electrical Equipment	0.7
Automobiles	0.7
Life Sciences Tools & Services	0.6
Consumer Finance	0.4
Wireless Telecommunication Services	0.4
Commercial Services & Supplies	0.4
Personal Products	0.4
Trading Companies & Distributors	0.3
Insurance	0.3
Diversified Financial Services	0.3
Multi-Utilities	0.2
Electric Utilities	0.2
Leisure Equipment & Products	0.2
Household Durables	0.2
Professional Services	0.1
Diversified Consumer Services	0.1
Food & Staples Retailing	0.1
Construction & Engineering	0.1
Health Care Technology	0.1
Containers & Packaging	0.1
Real Estate Management & Development	0.1
Airlines	0.1
Thrifts & Mortgage Finance	0.1
Short Term Investments	1.7
Other Assets & Liabilities	(1.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 500 Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.				DOW JONES U.S.
			LARGE-CAP VALUE				LARGE-CAP VALUE	S&P 500
	NET ASSET	MARKET	TOTAL STOCK	S&P 500 VALUE	NET ASSET	MARKET	TOTAL STOCK	VALUE
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	INDEX

SIX MONTHS ENDED (1)	21.38%	21.53%	21.08%	21.54%	N/A	N/A	N/A	N/A

ONE YEAR (1)	15.39%	15.47%	15.16%	15.10%	15.39%	15.47%	15.16%	15.10%

THREE YEARS (1)	−14.13%	−13.97%	−14.45%	−15.23%	−4.95%	−4.89%	−5.07%	−5.36%

FIVE YEARS (1)	6.14%	6.15%	6.17%	4.44%	1.20%	1.20%	1.21%	0.87%

TEN YEARS (1)	22.73%	22.81%	34.25%	30.39%	2.07%	2.08%	2.99%	2.69%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P 500 Value Index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 500 Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P 500 Value Index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 500 Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	EXXON MOBIL	GENERAL	CHEVRON	JPMORGAN	PFIZER,
DESCRIPTION	CORP.	ELECTRIC CO.	CORP.	CHASE & CO.	INC.

MARKET VALUE	$11,064,226	5,847,404	5,511,865	4,974,763	4,208,178

% OF NET ASSETS	6.6	3.5	3.3	3.0	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	16.3%
Diversified Financial Services	8.5
Insurance	7.7
Pharmaceuticals	4.8
Food & Staples Retailing	4.7
Commercial Banks	4.6
Industrial Conglomerates	4.3
Capital Markets	4.1
Electric Utilities	3.4
Diversified Telecommunication Services	3.1
Aerospace & Defense	2.4
Multi-Utilities	2.4
Health Care Providers & Services	2.3
Specialty Retail	2.2
Media	2.1
Household Products	1.9
Food Products	1.9
Chemicals	1.7
Machinery	1.5
Semiconductors & Semiconductor Equipment	1.4
Communications Equipment	1.3
Computers & Peripherals	1.2
Air Freight & Logistics	1.2
Consumer Finance	1.0
Health Care Equipment & Supplies	1.0
Real Estate Investment Trusts	1.0
Tobacco	0.8
Energy Equipment & Services	0.8
Road & Rail	0.8
Metals & Mining	0.7
Multiline Retail	0.7
Household Durables	0.7
IT Services	0.6
Commercial Services & Supplies	0.5
Automobiles	0.5
Auto Components	0.5
Biotechnology	0.5
Paper & Forest Products	0.5
Electrical Equipment	0.3
Independent Power Producers & Energy Traders	0.3
Electronic Equipment, Instruments & Components	0.3
Software	0.3
Office Electronics	0.3
Internet Software & Services	0.3
Construction & Engineering	0.3
Hotels, Restaurants & Leisure	0.2
Wireless Telecommunication Services	0.2
Beverages	0.2
Containers & Packaging	0.2
Life Sciences Tools & Services	0.2
Gas Utilities	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.1
Construction Materials	0.1
Airlines	0.1
Professional Services	0.1
Building Products	0.1
Leisure Equipment & Products	0.1
Diversified Consumer Services	0.1
Textiles, Apparel & Luxury Goods	0.1
Short Term Investments	2.4
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES			DOW JONES
			U.S. MID-CAP			U.S. MID-CAP
	NET ASSET	MARKET	TOTAL STOCK	NET ASSET	MARKET	TOTAL STOCK
	VALUE	VALUE	MARKET INDEX	VALUE	VALUE	MARKET INDEX

SIX MONTHS ENDED	27.75%	27.98%	27.99%	N/A	N/A	N/A

ONE YEAR	25.01%	25.21%	25.39%	25.01%	25.21%	25.39%

THREE YEARS	10.45%	10.33%	10.81%	3.37%	3.33%	3.48%

FIVE YEARS	32.10%	31.72%	32.81%	5.73%	5.66%	5.84%

SINCE INCEPTION (1)	37.88%	38.05%	38.67%	6.44%	6.46%	6.56%

(1)	For the period November 8, 2005 to December 31, 2010.

SPDR Dow Jones Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Dow Jones Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	CONCHO			UNITED CONTINENTAL	ALEXION
DESCRIPTION	RESOURCES, INC.	BORGWARNER, INC.	TIFFANY & CO.	HOLDINGS, INC.	PHARMACEUTICALS, INC.

MARKET VALUE	$314,998	314,621	300,204	287,483	275,239

% OF NET ASSETS	0.5	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	7.0%
Insurance	5.9
Machinery	4.4
Specialty Retail	4.4
Oil, Gas & Consumable Fuels	4.3
Software	3.5
Commercial Banks	3.2
Chemicals	3.0
Semiconductors & Semiconductor Equipment	3.0
Electronic Equipment, Instruments & Components	2.6
Energy Equipment & Services	2.6
Capital Markets	2.5
Household Durables	2.5
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	2.4
Media	2.3
Multi-Utilities	2.3
Electric Utilities	2.2
Commercial Services & Supplies	2.1
Containers & Packaging	2.1
Biotechnology	2.0
Hotels, Restaurants & Leisure	2.0
Metals & Mining	2.0
Gas Utilities	1.8
Professional Services	1.7
Auto Components	1.6
Construction & Engineering	1.6
IT Services	1.6
Electrical Equipment	1.5
Food Products	1.5
Communications Equipment	1.3
Road & Rail	1.2
Life Sciences Tools & Services	1.1
Computers & Peripherals	1.0
Internet Software & Services	1.0
Pharmaceuticals	1.0
Industrial Conglomerates	0.9
Airlines	0.8
Diversified Consumer Services	0.8
Wireless Telecommunication Services	0.8
Aerospace & Defense	0.7
Real Estate Management & Development	0.7
Diversified Financial Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Beverages	0.5
Building Products	0.5
Paper & Forest Products	0.5
Personal Products	0.5
Thrifts & Mortgage Finance	0.5
Water Utilities	0.5
Construction Materials	0.3
Diversified Telecommunication Services	0.3
Food & Staples Retailing	0.3
Household Products	0.3
Distributors	0.2
Health Care Technology	0.2
Marine	0.2
Trading Companies & Distributors	0.2
Air Freight & Logistics	0.1
Multiline Retail	0.1
Office Electronics	0.1
Consumer Finance	0.0 **
Short Term Investments	27.9
Other Assets & Liabilities	(27.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.				DOW JONES U.S.	S&P
			MID-CAP GROWTH	S&P			MID-CAP GROWTH	MIDCAP 400
	NET ASSET	MARKET	TOTAL STOCK	MIDCAP 400	NET ASSET	MARKET	TOTAL STOCK	GROWTH
	VALUE	VALUE	MARKET INDEX	GROWTH INDEX	VALUE	VALUE	MARKET INDEX	INDEX

SIX MONTHS ENDED (1)	31.17%	31.33%	32.59%	31.49%	N/A	N/A	N/A	N/A

ONE YEAR (1)	26.70%	26.83%	28.21%	30.57%	26.70%	26.83%	28.21%	30.57%

THREE YEARS (1)	15.06%	14.84%	16.38%	14.92%	4.79%	4.72%	5.19%	4.74%

FIVE YEARS (1)	42.23%	42.39%	44.43%	38.01%	7.30%	7.32%	7.63%	6.65%

SINCE INCEPTION (1)(2)	48.45%	48.58%	50.84%	42.96%	7.98%	8.00%	8.31%	7.19%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P MidCap 400 Growth Index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.
(2)	For the period November 8, 2005 to December 31, 2010.

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to S&P MidCap 400 Growth Index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 400 Mid Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	EDWARDS	JOY	BUCYRUS		LUBRIZOL
DESCRIPTION	LIFESCIENCES CORP.	GLOBAL, INC.	INTERNATIONAL, INC.	CREE, INC.	CORP.

MARKET VALUE	$1,190,935	1,156,117	929,760	922,855	905,915

% OF NET ASSETS	1.7	1.6	1.3	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trust	7.9%
Software	7.9
Machinery	7.4
Specialty Retail	6.5
Health Care Equipment & Supplies	6.1
Semiconductors & Semiconductor Equipment	5.2
Hotels, Restaurants & Leisure	3.5
IT Services	3.2
Health Care Providers & Services	3.1
Textiles, Apparel & Luxury Goods	3.0
Chemicals	2.9
Communications Equipment	2.9
Oil, Gas & Consumable Fuels	2.8
Electrical Equipment	2.6
Capital Markets	2.2
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	2.1
Pharmaceuticals	2.0
Commercial Services & Supplies	1.7
Auto Components	1.6
Internet Software & Services	1.6
Diversified Consumer Services	1.4
Food Products	1.4
Multiline Retail	1.3
Biotechnology	1.2
Life Sciences Tools & Services	1.2
Media	1.0
Containers & Packaging	0.9
Road & Rail	0.9
Diversified Financial Services	0.8
Household Products	0.8
Aerospace & Defense	0.7
Beverages	0.7
Health Care Technology	0.7
Distributors	0.6
Metals & Mining	0.6
Real Estate Management & Development	0.6
Diversified Telecommunication Services	0.5
Gas Utilities	0.5
Household Durables	0.5
Insurance	0.5
Leisure Equipment & Products	0.5
Professional Services	0.5
Trading Companies & Distributors	0.5
Commercial Banks	0.4
Office Electronics	0.4
Wireless Telecommunication Services	0.4
Construction Materials	0.3
Electric Utilities	0.3
Personal Products	0.3
Water Utilities	0.3
Airlines	0.2
Building Products	0.2
Marine	0.2
Multi-Utilities	0.1
Short Term Investments	3.3
Other Assets & Liabilities	(3.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.	S&P			DOW JONES U.S.	S&P
			MID-CAP VALUE	MIDCAP 400			MID-CAP VALUE	MIDCAP 400
	NET ASSET	MARKET	TOTAL STOCK	VALUE	NET ASSET	MARKET	TOTAL STOCK	VALUE
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	INDEX

SIX MONTHS ENDED (1)	22.32%	22.37%	22.45%	25.28%	N/A	N/A	N/A	N/A

ONE YEAR (1)	21.69%	21.77%	21.88%	22.78%	21.69%	21.77%	21.88%	22.78%

THREE YEARS (1)	4.70%	4.50%	4.93%	6.93%	1.54%	1.48%	1.62%	2.26%

FIVE YEARS (1)	19.01%	19.12%	19.85%	25.81%	3.54%	3.56%	3.69%	4.70%

SINCE INCEPTION (1)(2)	24.22%	24.27%	25.11%	29.63%	4.30%	4.31%	4.45%	5.18%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P MidCap 400 Value Index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.
(2)	For the period November 8, 2005 to December 31, 2010.

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P MidCap 400 Value Index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 400 Mid Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	NEW YORK COMMUNITY	PRIDE INTERNATIONAL,			EVEREST RE
DESCRIPTION	BANCORP, INC.	INC.	MANPOWER, INC.	AVNET, INC.	GROUP, LTD.

MARKET VALUE	$396,868	280,698	247,902	243,134	224,858

% OF NET ASSETS	1.5	1.0	0.9	0.9	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Insurance	7.4%
Real Estate Investment Trusts	7.2
Commercial Banks	6.8
Machinery	5.6
Oil, Gas & Consumable Fuels	4.0
Chemicals	3.8
Gas Utilities	3.6
Multi-Utilities	3.4
Electronic Equipment, Instruments & Components	3.3
Health Care Providers & Services	3.2
Electric Utilities	3.0
Energy Equipment & Services	2.9
Thrifts & Mortgage Finance	2.8
Construction & Engineering	2.7
Capital Markets	2.5
Household Durables	2.4
Containers & Packaging	2.2
Health Care Equipment & Supplies	2.2
Metals & Mining	2.1
Specialty Retail	2.1
Food Products	1.8
Professional Services	1.7
Commercial Services & Supplies	1.6
Road & Rail	1.5
Electrical Equipment	1.4
IT Services	1.4
Semiconductors & Semiconductor Equipment	1.4
Life Sciences Tools & Services	1.1
Hotels, Restaurants & Leisure	1.0
Household Products	1.0
Software	1.0
Computers & Peripherals	0.8
Diversified Consumer Services	0.8
Food & Staples Retailing	0.8
Trading Companies & Distributions	0.8
Biotechnology	0.7
Airlines	0.6
Auto Components	0.6
Media	0.6
Wireless Telecommunication Services	0.6
Construction Materials	0.5
Internet Software & Services	0.5
Marine	0.5
Aerospace & Defense	0.4
Industrial Conglomerates	0.4
Multiline Retail	0.4
Textiles, Apparel & Luxury Goods	0.4
Communications Equipment	0.3
Water Utilities	0.3
Automobiles	0.2
Building Products	0.2
Leisure Equipment & Products	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Tobacco	0.2
Diversified Telecommunication Services	0.1
Independent Power Producers & Energy Traders	0.1
Short Term Investments	26.7
Other Assets & Liabilities	(26.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 600 Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund share. The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.25%. As of December 17, 2010, the total expense ratio for SPDR S&P 600 Small Cap ETF was decreased to 0.20% as reflected in the prospectus as supplemented December 17, 2010.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.	S&P			DOW JONES U.S.	S&P
			SMALL-CAP	SMALLCAP			SMALL-CAP	SMALLCAP
	NET ASSET	MARKET	TOTAL STOCK	600	NET ASSET	MARKET	TOTAL STOCK	600
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	INDEX

SIX MONTHS ENDED (1)	28.77%	28.88%	29.97%	27.43%	N/A	N/A	N/A	N/A

ONE YEAR (1)	27.38%	27.66%	28.61%	26.31%	27.38%	27.66%	28.61%	26.31%

THREE YEARS (1)	12.47%	12.30%	13.62%	9.32%	4.00%	3.94%	4.35%	3.01%

FIVE YEARS (1)	33.34%	33.62%	35.44%	25.48%	5.92%	5.97%	6.25%	4.64%

SINCE INCEPTION (1)(2)	38.13%	38.27%	40.39%	27.21%	6.48%	6.50%	6.82%	4.79%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index from the Dow Jones U.S. Small-Cap Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.
(2)	For the period November 8, 2005 to December 31, 2010.

SPDR S&P 600 Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index from the Dow Jones U.S. Small-Cap Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 600 Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	OIL STATES	CYPRESS	SALIX
	INTERNATIONAL,	SEMICONDUCTOR	PHARMACEUTICALS,	VARIAN SEMICONDUCTOR	THE COOPER
DESCRIPTION	INC.	CORP.	LTD.	EQUIPMENT ASSOCIATES, INC.	COS., INC.

MARKET VALUE	$438,119	419,425	372,956	371,881	352,294

% OF NET ASSETS	0.7	0.6	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	7.6%
Commercial Banks	5.9
Semiconductors & Semiconductor Equipment	5.9
Health Care Providers & Services	4.9
Specialty Retail	4.2
Machinery	4.1
Electronic Equipment, Instruments & Components	4.0
Health Care Equipment & Supplies	3.9
Software	3.9
Energy Equipment & Services	3.2
Hotels, Restaurants & Leisure	3.0
Aerospace & Defense	2.9
Commercial Services & Supplies	2.5
Insurance	2.5
Communications Equipment	2.4
Textiles, Apparel & Luxury Goods	2.4
Oil, Gas & Consumable Fuels	2.2
Chemicals	2.0
Gas Utilities	1.9
Food Products	1.8
IT Services	1.7
Biotechnology	1.3
Diversified Consumer Services	1.3
Electrical Equipment	1.3
Building Products	1.2
Internet Software & Services	1.2
Pharmaceuticals	1.2
Electric Utilities	1.1
Capital Markets	1.0
Food & Staples Retailing	1.0
Household Durables	1.0
Leisure Equipment & Products	1.0
Paper & Forest Products	1.0
Professional Services	1.0
Computers & Peripherals	0.9
Construction & Engineering	0.9
Consumer Finance	0.9
Life Sciences Tools & Services	0.9
Metals & Mining	0.9
Road & Rail	0.8
Construction Materials	0.6
Internet & Catalog Retail	0.6
Media	0.6
Multi-Utilities	0.6
Thrifts & Mortgage Finance	0.5
Air Freight & Logistics	0.4
Diversified Financial Services	0.4
Diversified Telecommunication Services	0.4
Trading Companies & Distributors	0.4
Airlines	0.3
Auto Components	0.3
Household Products	0.3
Beverages	0.2
Health Care Technology	0.2
Industrial Conglomerates	0.2
Multiline Retail	0.2
Wireless Telecommunication Services	0.2
Automobiles	0.1
Containers & Packaging	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Tobacco	0.1
Water Utilities	0.1
Distributors	0.0 **
Short Term Investments	27.1
Other Assets & Liabilities	(26.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Represents less than 0.05%.

SPDR S&P 600 Small Cap Growth Etf —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund share. The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES				DOW JONES
			U.S. SMALL-				U.S. SMALL-
			CAP	S&P			CAP	S&P
			GROWTH	SMALLCAP			GROWTH	SMALLCAP
			TOTAL STOCK	600			TOTAL STOCK	600
	NET ASSET	MARKET	MARKET	GROWTH	NET ASSET	MARKET	MARKET	GROWTH
	VALUE	VALUE	INDEX	INDEX	VALUE	VALUE	INDEX	INDEX

SIX MONTHS ENDED (1)	32.32%	32.45%	34.09%	28.23%	N/A	N/A	N/A	N/A

ONE YEAR (1)	30.23%	30.43%	31.97%	27.99%	30.23%	30.43%	31.97%	27.99%

THREE YEARS (1)	12.84%	12.59%	14.25%	10.16%	4.11%	4.03%	4.54%	3.28%

FIVE YEARS (1)	38.01%	37.91%	40.48%	28.59%	6.66%	6.64%	7.03%	5.16%

TEN YEARS (1)	42.36%	42.41%	82.05%	103.42%	3.60%	3.60%	6.17%	7.36%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P SmallCap 600 Growth Index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P SmallCap 600 Growth Index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 600 Small Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	OIL STATES	CYPRESS	SALIX	THE COOPER	REGENERON
DESCRIPTION	INTERNATIONAL, INC.	SEMINCONDUCTOR CORP.	PHARMACEUTICALS, LTD.	COS., INC.	PHARMACEUTICALS, INC.

MARKET VALUE	$2,368,062	2,252,918	1,991,104	1,878,545	1,745,735

% OF NET ASSETS	1.4	1.3	1.1	1.1	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors & Semiconductor Equipment	8.5%
Real Estate Investment Trusts	7.6
Software	7.2
Health Care Providers & Services	6.0
Health Care Equipment & Supplies	5.9
Specialty Retail	4.7
Hotels, Restaurants & Leisure	4.2
Energy Equipment & Services	3.5
Textiles, Apparel & Luxury Goods	3.5
Electronic Equipment, Instruments & Components	3.1
Machinery	2.6
Communications Equipment	2.5
Pharmaceuticals	2.4
Food Products	2.3
Diversified Consumer Services	2.2
IT Services	2.2
Biotechnology	2.0
Commercial Banks	1.9
Commercial Services & Supplies	1.8
Consumer Finance	1.8
Internet Software & Services	1.8
Aerospace & Defense	1.6
Chemicals	1.6
Life Sciences Tools & Services	1.5
Oil, Gas & Consumable Fuels	1.3
Capital Markets	1.2
Computers & Peripherals	1.2
Paper & Forest Products	1.2
Electrical Equipment	1.1
Internet & Catalog Retail	1.1
Gas Utilities	0.8
Diversified Telecommunication Services	0.7
Professional Services	0.7
Road & Rail	0.7
Food & Staples Retailing	0.6
Household Durables	0.6
Leisure Equipment & Products	0.6
Metals & Mining	0.6
Diversified Financial Services	0.5
Insurance	0.5
Media	0.5
Air Freight & Logistics	0.4
Beverages	0.4
Building Products	0.4
Airlines	0.3
Health Care Technology	0.3
Construction Materials	0.2
Electric Utilities	0.2
Personal Products	0.2
Real Estate Management & Development	0.2
Thrifts & Mortgage Finance	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Construction & Engineering	0.1
Household Products	0.1
Water Utilities	0.1
Short Term Investments	12.8
Other Assets & Liabilities	(12.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 600 Small Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund share. The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES				DOW JONES
			U.S.	S&P			U.S.	S&P
			SMALL-CAP VALUE	SMALLCAP			SMALL-CAP	SMALLCAP
			TOTAL STOCK	600			VALUE	600
	NET ASSET	MARKET	MARKET	VALUE	NET ASSET	MARKET	TOTAL STOCK MARKET	VALUE
	VALUE	VALUE	INDEX	INDEX	VALUE	VALUE	INDEX	INDEX

SIX MONTHS ENDED	24.81%	24.92%	25.54%	26.63%	N/A	N/A	N/A	N/A

ONE YEAR	24.21%	24.30%	24.98%	24.72%	24.21%	24.30%	24.98%	24.72%

THREE YEARS	12.67%	12.44%	13.00%	8.01%	4.06%	3.99%	4.16%	2.60%

FIVE YEARS	29.13%	29.33%	30.04%	21.99%	5.25%	5.28%	5.39%	4.06%

TEN YEARS (1)	151.85%	151.97%	147.54%	112.21%	9.68%	9.68%	9.49%	7.81%

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P SmallCap 600 Value Index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 600 Small Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund has changed its benchmark index to the S&P SmallCap 600 Value Index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

SPDR S&P 600 Small Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	WORLD FUEL SERVICES	ESTERLINE	EMCOR GROUP,	PROASSURANCE	ACTUANT CORP.
DESCRIPTION	CORP.	TECHNOLOGIES CORP.	INC.	CORP.	(CLASS A)

MARKET VALUE	$1,366,848	1,131,255	1,057,770	1,018,868	992,926

% OF NET ASSETS	1.0	0.8	0.8	0.8	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	9.8%
Real Estate Investment Trusts	7.7
Machinery	5.4
Electronic Equipment, Instruments & Components	4.8
Insurance	4.4
Aerospace & Defense	4.1
Specialty Retail	3.8
Health Care Providers & Services	3.7
Semiconductors & Semiconductor Equipment	3.4
Commercial Services & Supplies	3.1
Gas Utilities	3.0
Oil, Gas & Consumable Fuels	3.0
Energy Equipment & Services	2.8
Chemicals	2.5
Communications Equipment	2.2
Building Products	2.0
Electric Utilities	2.0
Health Care Equipment & Supplies	1.9
Hotels, Restaurants & Leisure	1.8
Construction & Engineering	1.6
Electrical Equipment	1.5
Household Durables	1.5
Food & Staples Retailing	1.4
Textiles, Apparel & Luxury Goods	1.4
Food Products	1.3
Leisure Equipment & Products	1.3
Metals & Mining	1.3
Multi-Utilities	1.3
Professional Services	1.3
IT Services	1.2
Construction Materials	1.0
Road & Rail	1.0
Thrifts & Mortgage Finance	0.9
Trading Companies & Distributors	0.9
Media	0.8
Paper & Forest Products	0.8
Capital Markets	0.7
Internet Software & Services	0.7
Software	0.7
Biotechnology	0.6
Computers & Peripherals	0.6
Air Freight & Logistics	0.5
Auto Components	0.5
Diversified Consumer Services	0.5
Airlines	0.4
Diversified Financial Services	0.3
Household Products	0.3
Industrial Conglomerates	0.3
Life Sciences Tools & Services	0.3
Multiline Retail	0.3
Automobiles	0.2
Wireless Telecommunication Services	0.2
Containers & Packaging	0.1
Distributors	0.1
Diversified Telecommunication Services	0.1
Health Care Technology	0.1
Internet & Catalog Retail	0.1
Real Estate Management & Development	0.1
Tobacco	0.1
Water Utilities	0.1
Short Term Investments	9.7
Other Assets & Liabilities	(9.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ Global Titans ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund share. The total expense ratio for SPDR DJ Global Titans ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES			DOW JONES
	NET ASSET	MARKET	GLOBAL TITANS 50	NET ASSET	MARKET	GLOBAL TITANS 50
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS ENDED	21.58%	21.95%	21.59%	N/A	N/A	N/A

ONE YEAR	4.73%	5.08%	4.57%	4.73%	5.08%	4.57%

THREE YEARS	−19.52%	−19.25%	−19.98%	−6.98%	−6.88%	−7.16%

FIVE YEARS	2.18%	2.29%	2.44%	0.43%	0.45%	0.48%

TEN YEARS	−5.90%	−5.50%	−3.14%	−0.61%	−0.56%	−0.32%

SPDR DJ Global Titans ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR DJ Global Titans ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	EXXON			GENERAL
DESCRIPTION	MOBIL CORP.	APPLE, INC.	MICROSOFT CORP.	ELECTRIC CO.	NESTLE SA

MARKET VALUE	$6,993,197	5,617,060	4,030,754	3,707,840	3,655,874

% OF NET ASSETS	5.7	4.6	3.3	3.0	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	18.9%
Pharmaceuticals	14.2
Commercial Banks	6.3
Computers & Peripherals	6.1
Diversified Telecommunication Services	5.7
Software	5.1
Industrial Conglomerates	4.7
Diversified Financial Services	4.6
Beverages	3.8
Semiconductors & Semiconductor Equipment	3.2
Food Products	3.0
IT Services	2.8
Household Products	2.8
Metals & Mining	2.4
Internet Software & Services	2.3
Wireless Telecommunication Services	2.2
Automobiles	1.8
Energy Equipment & Services	1.8
Communications Equipment	1.7
Food & Staples Retailing	1.7
Tobacco	1.7
Capital Markets	1.1
Electric Utilities	1.0
Insurance	0.8
Short Term Investments	3.8
Other Assets & Liabilities	(3.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR Dow Jones REIT ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/23/01, 4/27/01, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.			DOW JONES U.S.
	NET ASSET	MARKET	SELECT REIT	NET ASSET	MARKET	SELECT REIT
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS ENDED	21.45%	21.48%	21.65%	N/A	N/A	N/A

ONE YEAR	27.83%	27.95%	28.07%	27.83%	27.96%	28.07%

THREE YEARS	0.30%	0.62%	0.03%	0.10%	0.21%	0.01%

FIVE YEARS	11.88%	12.02%	12.13%	2.27%	2.30%	2.32%

SINCE INCEPTION (1)	168.16%	168.41%	173.07%	10.71%	10.72%	10.92%

(1)	For the period April 23, 2001 to December 31, 2010.

SPDR Dow Jones REIT ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Dow Jones REIT ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	SIMON PROPERTY	VORNADO
DESCRIPTION	GROUP, INC.	REALTY TRUST	EQUITY RESIDENTIAL	PUBLIC STORAGE	HCP, INC.

MARKET VALUE	$133,268,845	68,679,253	67,239,820	65,426,853	61,016,877

% OF NET ASSETS	9.7	5.0	4.9	4.8	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Specialized REITs	25.9%
Retail REITs	25.3
Residential REITs	17.6
Office REITs	16.7
Diversified REITs	8.0
Industrial REITs	6.1
Short Term Investments	9.4
Other Assets & Liabilities	(9.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR KBW Bank ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR KBW Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	KBW BANK	NET ASSET	MARKET	KBW BANK
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS ENDED	13.50%	13.59%	13.73%	N/A	N/A	N/A

ONE YEAR	22.93%	23.03%	23.36%	22.93%	23.03%	23.36%

THREE YEARS	−36.26%	−36.18%	−36.44%	−13.94%	−13.90%	−14.02%

FIVE YEARS	−41.94%	−41.89%	−41.85%	−10.30%	−10.29%	−10.28%

SINCE INCEPTION (1)	−39.73%	−39.69%	−39.59%	−9.37%	−9.36%	−9.33%

(1)	For the period November 8, 2005 to December 31, 2010.

SPDR KBW Bank ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR KBW Bank ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	JPMORGAN		BANK OF	WELLS
DESCRIPTION	CHASE & CO.	CITIGROUP, INC.	AMERICA CORP.	FARGO & CO.	U.S. BANCORP

MARKET VALUE	$157,970,298	149,640,584	139,208,316	137,702,887	120,682,551

% OF NET ASSETS	8.0	7.6	7.0	7.0	6.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	41.4%
Other Diversified Financial Services	22.6
Diversified Banks	17.0
Asset Management & Custody Banks	8.4
Thrifts & Mortgage Finance	7.0
Consumer Finance	3.5
Short Term Investments	9.6
Other Assets & Liabilities	(9.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR KBW Capital Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR KBW Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	KBW CAPITAL	NET ASSET	MARKET	KBW CAPITAL
	VALUE	VALUE	MARKETS INDEX	VALUE	VALUE	MARKETS INDEX

SIX MONTHS ENDED	25.19%	25.31%	25.51%	N/A	N/A	N/A

ONE YEAR	6.30%	6.35%	6.71%	6.30%	6.35%	6.71%

THREE YEARS	−40.48%	−40.63%	−40.04%	−15.88%	−15.95%	−15.67%

FIVE YEARS	−22.82%	−22.76%	−21.68%	−5.05%	−5.04%	−4.77%

SINCE INCEPTION (1)	−20.56%	−20.53%	−19.34%	−4.37%	−4.36%	−4.10%

(1)	For the period November 8, 2005 to December 31, 2010.

SPDR KBW Capital Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR KBW Capital Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

			THE GOLDMAN		THE CHARLES
DESCRIPTION	MORGAN STANLEY	STATE STREET CORP.	SACHS GROUP, INC.	CME GROUP, INC.	SCHWAB CORP.

MARKET VALUE	$6,130,658	5,909,045	5,725,175	5,116,468	4,421,241

% OF NET ASSETS	8.0	7.7	7.5	6.7	5.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Investment Banking & Brokerage	52.4%
Asset Management & Custody Banks	28.8
Specialized Finance	18.6
Short Term Investments	6.9
Other Assets & Liabilities	(6.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR KBW Insurance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR KBW Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	KBW INSURANCE	NET ASSET	MARKET	KBW INSURANCE
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS ENDED	23.54%	23.56%	24.05%	N/A	N/A	N/A

ONE YEAR	26.10%	26.11%	26.86%	26.10%	26.11%	26.86%

THREE YEARS	−13.82%	−13.73%	−12.84%	−4.84%	−4.81%	−4.48%

FIVE YEARS	−10.56%	−10.94%	−8.89%	−2.21%	−2.29%	−1.84%

SINCE INCEPTION (1)	−9.73%	−9.72%	−7.99%	−1.97%	−1.97%	−1.61%

(1) For the period November 8, 2005 to December 31, 2010.

SPDR KBW Insurance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR KBW Insurance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

		THE TRAVELERS		PRUDENTIAL	AMERIPRISE
DESCRIPTION	METLIFE, INC.	COS., INC.	AFLAC, INC.	FINANCIAL, INC.	FINANCIAL, INC.

MARKET VALUE	$21,757,913	18,502,238	17,256,689	15,182,054	10,751,376

% OF NET ASSETS	9.3	7.9	7.4	6.5	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Life & Health Insurance	35.2%
Property & Casualty Insurance	29.5
Multi-Line Insurance	11.1
Insurance Brokers	8.3
Reinsurance	7.1
Asset Management & Custody Banks	4.6
Thrifts & Mortgage Finance	4.1
Short Term Investments	2.9
Other Assets & Liabilities	(2.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR KBW Mortgage Finance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/29/09, 4/30/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR KBW Mortgage Finance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	KBW MORTGAGE	NET ASSET	MARKET	KBW MORTGAGE
	VALUE	VALUE	FINANCE INDEX	VALUE	VALUE	FINANCE INDEX

SIX MONTHS ENDED	9.78%	9.77%	10.01%	N/A	N/A	N/A

ONE YEAR	5.72%	5.72%	5.90%	5.72%	5.72%	5.90%

SINCE INCEPTION (1)	7.24%	7.24%	7.65%	4.25%	4.26%	4.50%

(1) For the period April 29, 2009 to December 31, 2010.

SPDR KBW Mortgage Finance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR KBW Mortgage Finance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	CAPITOL FEDERAL		HUDSON CITY	LENDER PROCESSING	OLD REPUBLIC
DESCRIPTION	FINANCIAL, INC.	D.R. HORTON, INC.	BANCORP, INC.	SERVICES, INC.	INTERNATIONAL CORP.

MARKET VALUE	$162,441	150,485	135,363	120,796	117,668

% OF NET ASSETS	7.7	7.1	6.4	5.7	5.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Thrifts & Mortgage Finance	33.2%
Household Durables	33.0
Insurance	13.4
Commercial Banks	6.7
IT Services	5.7
Diversified Financial Services	5.3
Real Estate Management & Development	2.6
Short Term Investments	29.0
Other Assets & Liabilities	(28.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR KBW Regional Banking ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR KBW Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	KBW REGIONAL	NET ASSET	MARKET	KBW REGIONAL
	VALUE	VALUE	BANKING INDEX	VALUE	VALUE	BANKING INDEX

SIX MONTHS ENDED	15.23%	15.47%	15.45%	N/A	N/A	N/A

ONE YEAR	20.04%	20.31%	20.40%	20.04%	20.31%	20.40%

THREE YEARS	−23.54%	−23.56%	23.65%	−8.56%	−8.57%	−8.60%

SINCE INCEPTION (1)	−36.83%	−36.71%	−36.29%	−9.63%	−9.59%	−9.46%

(1)	For the period June 19, 2006 to December 31, 2010.

SPDR KBW Regional Banking ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR KBW Regional Banking ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	FULTON FINANCIAL		WHITNEY HOLDING	EAST WEST BANCORP,	ASSOCIATED
DESCRIPTION	CORP.	F.N.B. CORP.	CORP.	INC.	BAN-CORP.

MARKET VALUE	$23,277,873	22,477,862	22,020,089	21,858,112	21,745,886

% OF NET ASSETS	2.9	2.8	2.8	2.8	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	92.3%
Thrifts & Mortgage Finance	7.5
Short Term Investments	13.7
Other Assets & Liabilities	(13.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Morgan Stanley Technology ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund share. The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MORGAN STANLEY	NET ASSET	MARKET	MORGAN STANLEY
	VALUE	VALUE	TECHNOLOGY INDEX	VALUE	VALUE	TECHNOLOGY INDEX

SIX MONTHS ENDED	28.89%	28.96%	29.30%	N/A	N/A	N/A

ONE YEAR	15.41%	15.38%	16.03%	15.41%	15.38%	16.03%

THREE YEARS	8.22%	7.78%	9.68%	2.67%	2.53%	3.13%

FIVE YEARS	29.23%	29.18%	32.28%	5.26%	5.25%	5.75%

TEN YEARS	0.05%	0.20%	5.12%	0.01%	0.02%	0.50%

SPDR Morgan Stanley Technology ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Morgan Stanley Technology ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

DESCRIPTION	NVIDIA CORP.	ADOBE SYSTEMS, INC.	CISCO SYSTEMS, INC.	NOKIA OYJ ADR	APPLIED MATERIALS, INC.

MARKET VALUE	$6,630,023	6,603,080	6,406,153	6,405,748	6,375,286

% OF NET ASSETS	3.0	3.0	2.9	2.9	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Software	20.0%
Communications Equipment	17.2
Semiconductors & Semiconductor Equipment	17.2
Computers & Peripherals	17.1
IT Services	11.3
Internet Software & Services	8.4
Electronic Equipment, Instruments & Components	2.9
Household Durables	2.9
Internet & Catalog Retail	2.9
Short Term Investments	5.4
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund share. The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

			S&P HIGH YIELD			S&P HIGH YIELD
	NET ASSET	MARKET	DIVIDEND	NET ASSET	MARKET	DIVIDEND
	VALUE	VALUE	ARISTOCRATS INDEX	VALUE	VALUE	ARISTOCRATS INDEX

SIX MONTHS ENDED	17.19%	17.29%	17.40%	N/A	N/A	N/A

ONE YEAR	16.43%	16.50%	16.80%	16.43%	16.50%	16.80%

THREE YEARS	6.76%	6.24%	6.96%	2.20%	2.04%	2.27%

FIVE YEARS	17.66%	17.68%	18.27%	3.31%	3.31%	3.42%

SINCE INCEPTION (1)	19.67%	19.77%	20.29%	3.55%	3.57%	3.66%

(1)	For the period November 8, 2005 to December 31, 2010.

SPDR S&P Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

DESCRIPTION	PITNEY BOWES, INC.	CENTURYLINK, INC.	HCP, INC.	LEGGETT & PLATT, INC.	CINCINNATI FINANCIAL CORP.

MARKET VALUE	$209,927,230	204,874,065	180,628,562	164,203,955	153,787,102

% OF NET ASSETS	4.2	4.1	3.6	3.3	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Household Products	8.1%
Gas Utilities	7.2
Insurance	6.6
Multi-Utilities	6.0
Chemicals	5.8
Real Estate Investment Trusts	5.4
Household Durables	4.7
Beverages	4.5
Commercial Services & Supplies	4.2
Pharmaceuticals	4.2
Diversified Telecommunication Services	4.1
Food Products	4.0
Oil, Gas & Consumable Fuels	3.8
Containers & Packaging	3.1
Machinery	2.7
Commercial Banks	2.5
Food & Staples Retailing	2.5
Specialty Retail	2.5
Distributors	2.1
IT Services	1.9
Textiles, Apparel & Luxury Goods	1.8
Hotels, Restaurants, & Leisure	1.7
Media	1.6
Electrical Equipment	1.5
Industrial Conglomerates	1.5
Capital Markets	1.4
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.3
Computers & Peripherals	1.0
Tobacco	0.8
Short Term Investments	9.6
Other Assets & Liabilities	(9.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Biotech ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P BIOTECHNOLOGY			S&P BIOTECHNOLOGY
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS ENDED	21.69%	21.73%	21.89%	N/A	N/A	N/A

ONE YEAR	17.59%	17.60%	17.93%	17.59%	17.60%	17.93%

THREE YEARS	7.74%	7.66%	8.54%	2.52%	2.49%	2.77%

SINCE INCEPTION (1)	29.23%	29.24%	31.22%	5.35%	5.35%	5.68%

(1)	For the period January 31, 2006 to December 31, 2010.

SPDR S&P Biotech ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Biotech ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	MARTEK	ONYX	ALKERMES,	REGENERON	AMYLIN
DESCRIPTION	BIOSCIENCES CORP.	PHARMACEUTICALS, INC.	INC.	PHARMACEUTICALS, INC.	PHARMACEUTICALS, INC.

MARKET VALUE	$22,265,787	17,738,341	17,431,693	17,391,725	17,090,181

% OF NET ASSETS	4.5	3.6	3.5	3.5	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Biotechnology	100.0%
Short Term Investments	15.8
Other Assets & Liabilities	(15.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Homebuilders ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P HOMEBUILDERS	NET ASSET	MARKET	S&P HOMEBUILDERS
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

SIX MONTHS ENDED	23.41%	23.45%	23.70%	N/A	N/A	N/A

ONE YEAR	17.49%	17.54%	17.89%	17.49%	17.54%	17.89%

THREE YEARS	−4.92%	−4.84%	−5.28%	−1.67%	−1.64%	−1.79%

SINCE INCEPTION (1)	−60.15%	−60.13%	−60.30%	−17.06%	−17.05%	−17.12%

(1)	For the period January 31, 2006 to December 31, 2010.

SPDR S&P Homebuilders ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Homebuilders ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

		SIMPSON MANUFACTURING	OWENS	ARMSTRONG WORLD	M.D.C.
DESCRIPTION	USG CORP.	CO., INC.	CORNING, INC.	INDUSTRIES, INC.	HOLDINGS, INC.

MARKET VALUE	$38,740,792	36,678,331	36,536,302	36,505,796	36,501,506

% OF NET ASSETS	4.5	4.2	4.2	4.2	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Homebuilding	32.8%
Building Products	31.7
Home Furnishing Retail	15.7
Home Furnishings	12.0
Home Improvement Retail	7.8
Short Term Investments	12.2
Other Assets & Liabilities	(12.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Metals & Mining ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P METALS & MINING	NET ASSET	MARKET	S&P METALS & MINING
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

SIX MONTHS ENDED	51.24%	51.44%	51.65%	N/A	N/A	N/A

ONE YEAR	34.08%	34.15%	34.59%	34.08%	34.15%	34.59%

THREE YEARS	1.97%	1.98%	2.68%	0.65%	0.65%	0.89%

SINCE INCEPTION (1)	65.59%	65.65%	67.55%	11.76%	11.77%	12.04%

(1)	For the period June 19, 2006 to December 31, 2010.

SPDR S&P Metals & Mining ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Metals & Mining ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	ALPHA NATURAL	AK STEEL	CONSOL	STEEL
DESCRIPTION	RESOURCES, INC.	HOLDING CORP.	ENERGY, INC.	DYNAMICS, INC.	ARCH COAL, INC.

MARKET VALUE	$49,841,588	49,285,748	48,637,695	48,044,436	47,930,842

% OF NET ASSETS	4.2	4.1	4.1	4.0	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Steel	34.9%
Coal & Consumable Fuels	23.2
Diversified Metals & Mining	15.2
Precious Metals & Minerals	11.6
Gold	7.4
Aluminum	7.6
Short Term Investments	8.5
Other Assets & Liabilities	(8.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
	NET ASSET	MARKET	EQUIPMENT & SERVICES	NET ASSET	MARKET	EQUIPMENT & SERVICES
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

SIX MONTHS ENDED	47.54%	47.71%	47.86%	N/A	N/A	N/A

ONE YEAR	30.23%	30.30%	30.70%	30.23%	30.30%	30.70%

THREE YEARS	−7.51%	−7.87%	−6.83%	−2.57%	−2.70%	−2.33%

SINCE INCEPTION (1)	34.87%	34.93%	36.60%	6.82%	6.83%	7.12%

(1)	For the period June 19, 2006 to December 31, 2010.

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Oil & Gas Equipment & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	WEATHERFORD	NATIONAL-OILWELL	BAKER		DRESSER-RAND
DESCRIPTION	INTERNATIONAL, LTD.	VARCO, INC.	HUGHES, INC.	TIDEWATER, INC.	GROUP, INC.

MARKET VALUE	$19,421,884	18,915,744	18,686,186	18,624,494	18,422,432

% OF NET ASSETS	4.3	4.2	4.1	4.1	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Equipment & Services	64.4%
Oil & Gas Drilling	35.5
Short Term Investments	4.7
Other Assets & Liabilities	(4.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
	NET ASSET	MARKET	EXPLORATION & PRODUCTION	NET ASSET	MARKET	EXPLORATION & PRODUCTION
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

SIX MONTHS ENDED	35.40%	35.53%	35.71%	N/A	N/A	N/A

ONE YEAR	28.54%	28.59%	29.04%	28.54%	28.59%	29.04%

THREE YEARS	3.00%	2.74%	3.82%	0.99%	0.90%	1.26%

SINCE INCEPTION (1)	59.30%	59.38%	61.32%	10.81%	10.82%	11.11%

(1)	For the period June 19, 2006 to December 31, 2010.

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Oil & Gas Exploration & Production ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	CHESAPEAKE	WORLD FUEL	ANADARKO	FOREST
DESCRIPTION	ENERGY CORP.	SERVICES CORP.	PETROLEUM CORP.	OIL CORP.	SM ENERGY CO.

MARKET VALUE	$21,544,787	21,271,445	21,032,041	20,850,162	20,701,048

% OF NET ASSETS	2.9	2.9	2.9	2.8	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Exploration & Production	72.7%
Oil & Gas Refining & Marketing	16.5
Integrated Oil & Gas	10.8
Short Term Investments	5.9
Other Assets & Liabilities	(5.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Pharmaceuticals ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund share. The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P PHARMACEUTICALS	NET ASSET	MARKET	S&P PHARMACEUTICALS
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

SIX MONTHS ENDED	20.05%	20.06%	20.28%	N/A	N/A	N/A

ONE YEAR	22.32%	22.41%	22.73%	22.32%	22.41%	22.73%

THREE YEARS	42.26%	42.01%	42.80%	12.47%	12.40%	12.61%

SINCE INCEPTION (1)	55.20%	55.31%	56.59%	10.17%	10.19%	10.38%

(1)	For the period June 19, 2006 to December 31, 2010.

SPDR S&P Pharmaceuticals ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Pharmaceuticals ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	SALIX	WARNER	IMPAX	AUXILIUM
DESCRIPTION	PHARMACEUTICALS, LTD.	CHILCOTT PLC	LABORATORIES, INC.	PHARMACEUTICALS, INC.	MYLAN, INC.

MARKET VALUE	$9,259,573	9,166,060	9,111,258	9,102,540	9,083,787

% OF NET ASSETS	4.4	4.4	4.3	4.3	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	100.0%
Short Term Investments	5.4
Other Assets & Liabilities	(5.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Retail ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RETAIL SELECT	NET ASSET	MARKET	S&P RETAIL SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS ENDED	36.48%	36.62%	36.73%	N/A	N/A	N/A

ONE YEAR	37.08%	37.23%	37.41%	37.08%	37.23%	37.41%

THREE YEARS	49.06%	48.66%	50.48%	14.23%	14.13%	14.59%

SINCE INCEPTION (1)	38.81%	38.92%	40.95%	7.50%	7.51%	7.86%

(1)	For the period June 19, 2006 to December 31, 2010.

SPDR S&P Retail ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Retail ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

DESCRIPTION	JO-ANN STORES, INC.	OFFICE DEPOT, INC.	SUPERVALU, INC.	THE KROGER CO.	SEARS HOLDINGS CORP.

MARKET VALUE	$19,755,352	16,789,432	16,759,802	16,395,358	16,379,285

% OF NET ASSETS	2.0	1.7	1.7	1.7	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Apparel Retail	32.1%
Specialty Stores	17.8
Automotive Retail	10.8
Food Retail	8.1
Department Stores	7.8
Computer & Electronics Retail	6.0
General Merchandise Stores	4.7
Internet Retail	4.5
Drug Retail	3.2
Hypermarkets & Super Centers	3.1
Catalog Retail	1.6
Short Term Investments	7.1
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Semiconductor ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SEMICONDUCTOR	NET ASSET	MARKET	S&P SEMICONDUCTOR
	VALUE	VALUE	SELECT INDUSTRY INDEX	VALUE	VALUE	SELECT INDUSTRY INDEX

SIX MONTHS ENDED	30.98%	31.09%	31.27%	N/A	N/A	N/A

ONE YEAR	15.84%	15.94%	16.26%	15.84%	15.94%	16.26%

THREE YEARS	20.43%	20.24%	19.24%	6.39%	6.34%	6.04%

SINCE INCEPTION (1)	5.71%	5.81%	5.34%	1.14%	1.15%	1.06%

(1)	For the period January 31, 2006 to December 31, 2010.

SPDR S&P Semiconductor ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Semiconductor ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	ON SEMICONDUCTOR		CYPRESS	ATHEROS	SKYWORKS
DESCRIPTION	CORP.	NVIDIA CORP.	SEMICONDUCTOR CORP.	COMMUNICATIONS, INC.	SOLUTIONS, INC.

MARKET VALUE	$4,374,963	4,215,119	4,213,387	4,194,845	4,178,520

% OF NET ASSETS	4.0	3.9	3.9	3.8	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors	99.7%
Short Term Investments	6.4
Other Assets & Liabilities	(6.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.45%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			WELLS FARGO HYBRID AND			WELLS FARGO HYBRID AND
	NET ASSET	MARKET	PREFERRED SECURITIES	NET ASSET	MARKET	PREFERRED SECURITIES
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

SIX MONTHS ENDED	10.06%	10.00%	10.31%	N/A	N/A	N/A

ONE YEAR	14.39%	14.14%	14.98%	14.39%	14.14%	14.98%

SINCE INCEPTION (1)	21.12%	20.95%	22.05%	15.97%	15.85%	16.69%

(1)	For the period September 16, 2009 to December 31, 2010.

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR Wells Fargo Preferred Stock ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	BARCLAYS BANK PLC	HSBC HOLDINGS PLC,	CREDIT SUISSE	METLIFE, INC.	COUNTRYWIDE CAPITAL
DESCRIPTION	SERIES 5, 8.13%	8.00%	GUERNSEY, 7.90%	SERIES B, 6.50%	V, 7.00%

MARKET VALUE	$2,369,026	2,063,296	1,784,084	1,625,119	1,606,847

% OF NET ASSETS	2.3	2.0	1.7	1.6	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2010*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	38.1%
Diversified Financial Services	24.9
Insurance	11.1
Capital Markets	9.1
Real Estate Investment Trusts	4.6
Media	3.8
Electric Utilities	3.4
Wireless Telecommunication Services	1.8
Consumer Finance	1.4
Multi-Utilities	1.3
Independent Power Producers & Enery Traders	0.3
Short Term Investments	12.6
Other Assets & Liabilities	(12.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones Total Market ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
United Technologies Corp.	12,685	$998,563	0.49%
Other Securities (a)		3,597,473	1.78

		4,596,036	2.27

AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. (Class B)	11,069	803,388	0.40
Other Securities (b)		952,729	0.47

		1,756,117	0.87

AIRLINES
Other Securities (a)(b)		470,349	0.23

AUTO COMPONENTS
Other Securities (a)(b)		755,364	0.37

AUTOMOBILES
Ford Motor Co. (a)	45,467	763,391	0.37
Other Securities (b)		174,017	0.09

		937,408	0.46

BEVERAGES
PepsiCo, Inc.	22,485	1,468,945	0.72
The Coca-Cola Co.	29,581	1,945,542	0.96
Other Securities (a)		556,509	0.28

		3,970,996	1.96

BIOTECHNOLOGY
Amgen, Inc. (a)	15,468	849,193	0.42
Other Securities (a)(b)		2,694,268	1.33

		3,543,461	1.75

BUILDING PRODUCTS
Other Securities (a)(b)		151,706	0.08

CAPITAL MARKETS
State Street Corp. (c)	7,405	343,148	0.17
The Goldman Sachs Group, Inc.	6,399	1,076,056	0.53
Other Securities (a)(b)		3,258,520	1.61

		4,677,724	2.31

CHEMICALS
Other Securities (a)(b)		4,134,031	2.04

COMMERCIAL BANKS
Wells Fargo & Co.	72,115	2,234,844	1.10
Other Securities (a)(b)		3,753,478	1.85

		5,988,322	2.95

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)(b)		1,293,896	0.64

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)	85,246	1,724,527	0.85
QUALCOMM, Inc.	24,201	1,197,707	0.59
Other Securities (a)(b)		1,670,425	0.82

		4,592,659	2.26

COMPUTERS & PERIPHERALS
Apple, Inc. (a)	13,218	4,263,598	2.10
EMC Corp. (a)	30,282	693,458	0.34
Hewlett-Packard Co.	36,065	1,518,336	0.75
Other Securities (a)(b)		1,625,001	0.80

		8,100,393	3.99

CONSTRUCTION & ENGINEERING
Other Securities (a)(b)		581,531	0.29

CONSTRUCTION MATERIALS
Other Securities (b)		202,749	0.10

CONSUMER FINANCE
American Express Co.	16,219	696,120	0.34
Other Securities (a)		523,507	0.26

		1,219,627	0.60

CONTAINERS & PACKAGING
Other Securities (a)		393,163	0.19

DISTRIBUTORS
Other Securities (a)		137,058	0.07

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)(b)		524,847	0.26

DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	148,833	1,985,432	0.98
Citigroup, Inc. (a)	313,139	1,481,148	0.73
JPMorgan Chase & Co.	59,229	2,512,494	1.24
Other Securities (a)(b)		1,141,479	0.56

		7,120,553	3.51

DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc.	86,335	2,536,522	1.25
Verizon Communications, Inc.	40,833	1,461,005	0.72
Other Securities (a)(b)		842,403	0.42

		4,839,930	2.39

ELECTRIC UTILITIES
Other Securities (b)		339,003	0.17

ELECTRICAL EQUIPMENT
Other Securities (a)(b)		1,402,267	0.69

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)(b)		2,129,952	1.05

ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd.	20,843	1,740,391	0.86
Other Securities (a)(b)		2,949,446	1.45

		4,689,837	2.31

FOOD & STAPLES RETAILING
CVS Caremark Corp.	22,117	769,008	0.38
Wal-Mart Stores, Inc.	27,272	1,470,779	0.72
Other Securities (a)(b)		1,807,222	0.89

		4,047,009	1.99

FOOD PRODUCTS
Other Securities (a)(b)		3,445,369	1.70

GAS UTILITIES
Other Securities (b)		206,417	0.10

HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (a)(b)		4,000,869	1.97

HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)(b)		4,479,271	2.21

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

HEALTH CARE TECHNOLOGY
Other Securities (a)		$7,287	0.00	(d)%

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	14,617	1,122,001	0.55
Other Securities (a)(b)		3,158,143	1.56

		4,280,144	2.11

HOUSEHOLD DURABLES
Other Securities (a)(b)		1,362,323	0.67

HOUSEHOLD PRODUCTS
Procter & Gamble Co.	41,182	2,649,238	1.31
Other Securities (a)(b)		1,287,576	0.63

		3,936,814	1.94

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)		70,199	0.03

INDUSTRIAL CONGLOMERATES
3M Co.	9,437	814,413	0.40
General Electric Co.	156,586	2,863,958	1.41
Other Securities (a)(b)		291,145	0.15

		3,969,516	1.96

INSURANCE
Berkshire Hathaway, Inc. (Class B) (a)	28,233	2,261,746	1.11
Other Securities (a)(b)		5,796,678	2.86

		8,058,424	3.97

INTERNET & CATALOG RETAIL
Amazon.com, Inc. (a)	4,827	868,860	0.43
Other Securities (a)(b)		620,768	0.30

		1,489,628	0.73

INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (a)	3,354	1,992,175	0.98
Other Securities (a)(b)		1,438,035	0.71

		3,430,210	1.69

IT SERVICES
International Business Machines Corp.	17,578	2,579,747	1.27
Other Securities (a)(b)		2,923,053	1.44

		5,502,800	2.71

LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)(b)		504,178	0.25

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)(b)		1,203,817	0.59

MACHINERY
Caterpillar, Inc.	9,065	849,028	0.42
Other Securities (a)(b)		4,645,804	2.29

		5,494,832	2.71

MARINE
Other Securities (a)(b)		6,048	0.00	(d)

MEDIA
Comcast Corp. (Class A)	40,990	900,550	0.44
The Walt Disney Co.	26,822	1,006,093	0.50
Other Securities (a)(b)		4,472,600	2.20

		6,379,243	3.14

METALS & MINING
Freeport-McMoRan Copper & Gold, Inc. (b)	6,859	823,697	0.41
Other Securities (a)(b)		2,019,873	0.99

		2,843,570	1.40

MULTI-UTILITIES
Other Securities (a)(b)		5,940,118	2.93

MULTILINE RETAIL
Other Securities (a)(b)		1,794,019	0.88

OFFICE ELECTRONICS
Other Securities (a)		379,727	0.19

OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	29,540	2,695,525	1.33
ConocoPhillips	19,651	1,338,233	0.66
Exxon Mobil Corp.	74,662	5,459,285	2.69
Occidental Petroleum Corp.	12,203	1,197,114	0.59
Other Securities (a)(b)		7,138,096	3.52

		17,828,253	8.79

PAPER & FOREST PRODUCTS
Other Securities (a)(b)		531,737	0.26

PERSONAL PRODUCTS
Other Securities		516,364	0.25

PHARMACEUTICALS
Abbott Laboratories	21,631	1,036,341	0.51
Bristol-Myers Squibb Co.	27,649	732,146	0.36
Johnson & Johnson	38,483	2,380,174	1.17
Merck & Co., Inc.	44,937	1,619,529	0.80
Pfizer, Inc.	117,400	2,055,674	1.01
Other Securities (a)(b)		1,572,942	0.78

		9,396,806	4.63

PROFESSIONAL SERVICES
Other Securities (a)(b)		519,242	0.26

REAL ESTATE INVESTMENT TRUSTS
Other Securities (a)(b)		4,857,569	2.39

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)(b)		294,437	0.15

ROAD & RAIL
Other Securities (a)		1,950,288	0.96

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	81,803	1,720,317	0.85
Other Securities (a)(b)		4,139,893	2.04

		5,860,210	2.89

SOFTWARE
Microsoft Corp.	115,280	3,218,618	1.59
Oracle Corp.	58,108	1,818,780	0.90
Other Securities (a)(b)		3,345,322	1.64

		8,382,720	4.13

SPECIALTY RETAIL
The Home Depot, Inc.	25,719	901,708	0.44

See accompanying notes to financial statements.

SPDR Dow Jones Total Market ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

Other Securities (a)(b)		$3,830,135	1.89%

		4,731,843	2.33

TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)(b)		1,129,063	0.56

THRIFTS & MORTGAGE FINANCE
Other Securities (a)(b)		596,113	0.29

TOBACCO
Altria Group, Inc.	30,387	748,128	0.37
Philip Morris International, Inc.	27,939	1,635,270	0.80
Other Securities		377,111	0.19

		2,760,509	1.36

TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)(b)		354,612	0.17

WATER UTILITIES
Other Securities (a)(b)		210,443	0.10

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)(b)		1,064,735	0.52

TOTAL COMMON STOCKS —
(Cost $180,807,646)		202,365,755	99.72

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,943,188	8,943,188	4.41
State Street Institutional Liquid Reserves Fund 0.18% (f)(g)	321,478	321,478	0.16

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,264,666)		9,264,666	4.57

TOTAL INVESTMENTS (h)
(Cost $190,072,312)		211,630,421	104.29
OTHER ASSETS & LIABILITIES		(8,700,397)	(4.29)

NET ASSETS		$202,930,024	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2010.

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.005% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
United Technologies Corp.	2,823	$222,227	0.54%
Other Securities (a)(b)		734,460	1.78

		956,687	2.32

AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. (Class B)	2,320	168,386	0.41
Other Securities (a)		178,149	0.43

		346,535	0.84

AIRLINES
Other Securities (a)(b)		95,207	0.23

AUTO COMPONENTS
Other Securities (a)(b)		150,666	0.37

AUTOMOBILES
Ford Motor Co. (a)(b)	11,392	191,271	0.46
Other Securities (a)(b)		94,327	0.23

		285,598	0.69

BEVERAGES
PepsiCo, Inc.	5,237	342,133	0.83
The Coca-Cola Co.	7,104	467,230	1.13
Other Securities (a)(b)		133,682	0.32

		943,045	2.28

BIOTECHNOLOGY
Amgen, Inc. (b)	3,159	173,429	0.42
Other Securities (a)(b)		402,724	0.98

		576,153	1.40

BUILDING PRODUCTS
Other Securities (a)		15,926	0.04

CAPITAL MARKETS
State Street Corp. (c)	1,691	78,361	0.19
The Goldman Sachs Group, Inc.	1,439	241,982	0.59
Other Securities (a)(b)		725,844	1.75

		1,046,187	2.53

CHEMICALS
Other Securities (a)(b)		955,291	2.31

COMMERCIAL BANKS
U.S. Bancorp (a)	6,330	170,720	0.41
Wells Fargo & Co.	16,576	513,690	1.24
Other Securities (a)(b)		453,443	1.11

		1,137,853	2.76

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)(b)		223,764	0.54

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b)	18,377	371,767	0.90
QUALCOMM, Inc.	5,296	262,099	0.63
Other Securities (a)(b)		194,822	0.48

		828,688	2.01

COMPUTERS & PERIPHERALS
Apple, Inc. (b)	3,032	978,002	2.37
EMC Corp. (b)	6,730	154,117	0.37
Hewlett-Packard Co.	7,517	316,466	0.77
Other Securities (a)(b)		262,560	0.63

		1,711,145	4.14

CONSTRUCTION & ENGINEERING
Other Securities (a)(b)		133,367	0.32

CONSTRUCTION MATERIALS
Other Securities (a)		29,982	0.07

CONSUMER FINANCE
Other Securities (a)(b)		271,602	0.66

CONTAINERS & PACKAGING
Other Securities (a)(b)		109,111	0.26

DISTRIBUTORS
Other Securities (a)		28,340	0.07

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)(b)		53,636	0.13

DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	32,927	439,246	1.07
Citigroup, Inc. (b)	96,266	455,338	1.10
JPMorgan Chase & Co.	12,955	549,551	1.33
Other Securities (a)(b)		219,973	0.53

		1,664,108	4.03

DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc.	19,757	580,461	1.41
Verizon Communications, Inc.	9,327	333,720	0.81
Other Securities (a)		137,725	0.33

		1,051,906	2.55

ELECTRIC UTILITIES
Other Securities (a)		29,406	0.07

ELECTRICAL EQUIPMENT
Other Securities (a)(b)		267,923	0.65

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)(b)		357,034	0.86

ENERGY EQUIPMENT & SERVICES
Schlumberger, Ltd.	4,507	376,334	0.91
Other Securities (a)(b)		578,449	1.40

		954,783	2.31

FOOD & STAPLES RETAILING
CVS Caremark Corp.	4,569	158,864	0.38
Wal-Mart Stores, Inc.	6,715	362,140	0.88
Other Securities (a)(b)		389,259	0.94

		910,263	2.20

FOOD PRODUCTS
Kraft Foods, Inc. (Class A) (a)	5,371	169,240	0.41
Other Securities (a)(b)		534,120	1.29

		703,360	1.70

GAS UTILITIES
Other Securities (a)		51,178	0.12

HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (a)(b)		823,607	2.00

HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)(b)		803,264	1.95

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

HEALTH CARE TECHNOLOGY
Other Securities (a)(b)		$20,369	0.05%

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	3,555	272,882	0.66
Other Securities (a)(b)		520,547	1.26

		793,429	1.92

HOUSEHOLD DURABLES
Other Securities (a)(b)		201,371	0.49

HOUSEHOLD PRODUCTS
Procter & Gamble Co.	9,305	598,591	1.45
Other Securities (a)(b)		267,007	0.65

		865,598	2.10

INDUSTRIAL CONGLOMERATES
3M Co.	2,194	189,342	0.46
General Electric Co.	35,395	647,374	1.57
Other Securities (a)(b)		101,606	0.24

		938,322	2.27

INSURANCE
Berkshire Hathaway, Inc. (Class B) (a)(b)	6,341	507,977	1.23
Other Securities (a)(b)		1,200,682	2.91

		1,708,659	4.14

INTERNET & CATALOG RETAIL
Amazon.com, Inc. (b)	1,148	206,640	0.50
Other Securities (a)(b)		142,064	0.34

		348,704	0.84

INTERNET SOFTWARE & SERVICES
Google, Inc. (Class A) (b)	768	456,169	1.11
Other Securities (a)(b)		246,895	0.59

		703,064	1.70

IT SERVICES
International Business Machines Corp.	4,092	600,542	1.45
Other Securities (a)(b)		676,178	1.64

		1,276,720	3.09

LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)		51,548	0.13

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)(b)		206,577	0.50

MACHINERY
Caterpillar, Inc.	1,887	176,737	0.43
Other Securities (a)(b)		778,910	1.88

		955,647	2.31

MEDIA
Comcast Corp. (Class A)	9,338	205,156	0.50
The Walt Disney Co.	5,874	220,334	0.53
Other Securities (a)(b)		870,285	2.11

		1,295,775	3.14

METALS & MINING
Freeport-McMoRan Copper & Gold, Inc.	1,514	181,816	0.44
Other Securities (a)(b)		359,464	0.87

		541,280	1.31

MULTI-UTILITIES
Other Securities (a)(b)		1,503,270	3.64

MULTILINE RETAIL
Other Securities (a)(b)		324,932	0.79

OFFICE ELECTRONICS
Other Securities		51,921	0.13

OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	6,651	606,904	1.47
ConocoPhillips	4,608	313,805	0.76
Exxon Mobil Corp.	16,735	1,223,663	2.96
Occidental Petroleum Corp.	2,691	263,987	0.64
Other Securities (a)(b)		1,360,982	3.30

		3,769,341	9.13

PAPER & FOREST PRODUCTS
Other Securities (a)		83,760	0.20

PERSONAL PRODUCTS
Other Securities (a)		99,478	0.24

PHARMACEUTICALS
Abbott Laboratories	5,124	245,491	0.60
Johnson & Johnson	9,149	565,866	1.37
Merck & Co., Inc.	10,206	367,824	0.89
Pfizer, Inc.	26,709	467,675	1.13
Other Securities (a)(b)		467,699	1.13

		2,114,555	5.12

PROFESSIONAL SERVICES
Other Securities (a)(b)		94,358	0.23

REAL ESTATE INVESTMENT TRUSTS
Other Securities (a)(b)		736,413	1.78

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)(b)		40,862	0.10

ROAD & RAIL
Other Securities (a)(b)		357,267	0.87

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	18,469	388,403	0.94
Other Securities (a)(b)		662,533	1.61

		1,050,936	2.55

SOFTWARE
Microsoft Corp.	25,310	706,655	1.71
Oracle Corp.	12,653	396,039	0.96
Other Securities (a)(b)		515,745	1.25

		1,618,439	3.92

SPECIALTY RETAIL
The Home Depot, Inc. (a)	5,431	190,411	0.46
Other Securities (a)(b)		619,290	1.50

		809,701	1.96

TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)		201,102	0.49

THRIFTS & MORTGAGE FINANCE
Other Securities (a)		73,816	0.18

See accompanying notes to financial statements.

SPDR Dow Jones Large Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

TOBACCO
Altria Group, Inc.	6,979	$171,823	0.42%
Philip Morris International, Inc.	6,046	353,872	0.86
Other Securities (a)		76,460	0.18

		602,155	1.46

TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)		65,401	0.16

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)(b)		215,395	0.52

TOTAL COMMON STOCKS —
(Cost $32,504,055)		41,235,780	99.87

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,000,511	3,000,511	7.27
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	16,977	16,977	0.04

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,017,488)		3,017,488	7.31

TOTAL INVESTMENTS (g)
(Cost $35,521,543)		44,253,268	107.18
OTHER ASSETS & LIABILITIES		(2,963,539)	(7.18)

NET ASSETS		$41,289,729	100.00

Other Securities are those securities, which individually are not one of the top 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2010.

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Boeing Co.	14,300	$933,218	0.49%
United Technologies Corp. (a)	19,500	1,535,040	0.81
Other Securities		3,072,064	1.61

		5,540,322	2.91

AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. (Class B)	16,700	1,212,086	0.64
Other Securities		634,195	0.33

		1,846,281	0.97

AIRLINES
Other Securities		160,952	0.09

AUTOMOBILES
Ford Motor Co. (b)	71,900	1,207,201	0.64
Other Securities (a)		117,878	0.06

		1,325,079	0.70

BEVERAGES
PepsiCo, Inc.	51,538	3,366,978	1.77
The Coca-Cola Co.	75,500	4,965,635	2.61
Other Securities		775,285	0.40

		9,107,898	4.78

BIOTECHNOLOGY
Amgen, Inc. (b)	16,566	909,473	0.48
Gilead Sciences, Inc. (b)	26,568	962,824	0.50
Other Securities (a)(b)		2,087,724	1.10

		3,960,021	2.08

CAPITAL MARKETS
Other Securities		1,997,811	1.05

CHEMICALS
Praxair, Inc.	9,969	951,741	0.50
Other Securities (a)		3,618,801	1.90

		4,570,542	2.40

COMMERCIAL BANKS
Wells Fargo & Co.	83,600	2,590,764	1.36
Other Securities		102,564	0.05

		2,693,328	1.41

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)(b)		750,221	0.39

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b)	102,761	2,078,855	1.09
QUALCOMM, Inc.	52,576	2,601,986	1.37
Other Securities (a)(b)		1,173,522	0.62

		5,854,363	3.08

COMPUTERS & PERIPHERALS
Apple, Inc. (b)	29,771	9,602,934	5.04
EMC Corp. (b)	66,992	1,534,117	0.81
Hewlett-Packard Co.	39,833	1,676,969	0.88
Other Securities (b)		1,539,843	0.81

		14,353,863	7.54

CONSTRUCTION & ENGINEERING
Other Securities		216,339	0.11

CONSUMER FINANCE
Other Securities (a)		802,604	0.42

CONTAINERS & PACKAGING
Other Securities		197,413	0.10

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)(b)		260,007	0.14

DIVERSIFIED FINANCIAL SERVICES
Other Securities (a)(b)		483,286	0.25

DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc.	80,700	2,370,966	1.24
Verizon Communications, Inc.	36,800	1,316,704	0.69
Other Securities		936,652	0.50

		4,624,322	2.43

ELECTRICAL EQUIPMENT
Other Securities (a)		1,327,956	0.70

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)(b)		1,565,061	0.82

ENERGY EQUIPMENT & SERVICES
National-Oilwell Varco, Inc.	13,673	919,509	0.48
Schlumberger, Ltd.	44,363	3,704,310	1.94
Other Securities (a)(b)		1,952,904	1.03

		6,576,723	3.45

FOOD & STAPLES RETAILING
Other Securities (a)(b)		242,630	0.13

FOOD PRODUCTS
Other Securities (a)		2,960,083	1.56

HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (a)(b)		4,394,886	2.31

HEALTH CARE PROVIDERS & SERVICES
Express Scripts, Inc. (Class A) (b)	17,117	925,174	0.49
Other Securities (a)(b)		2,174,795	1.14

		3,099,969	1.63

HEALTH CARE TECHNOLOGY
Other Securities (a)(b)		211,175	0.11

HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	34,400	2,640,544	1.39
Other Securities (a)		3,326,065	1.74

		5,966,609	3.13

HOUSEHOLD DURABLES
Other Securities (a)(b)		291,017	0.15

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	15,578	1,252,004	0.66
Procter & Gamble Co. (a)	43,700	2,811,221	1.48
Other Securities		687,808	0.36

		4,751,033	2.50

INDUSTRIAL CONGLOMERATES
3M Co.	12,800	1,104,640	0.58
Other Securities		310,800	0.16

		1,415,440	0.74

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

INSURANCE
Other Securities		$524,799	0.28%

INTERNET & CATALOG RETAIL
Amazon.com, Inc. (b)	11,519	2,073,420	1.09
Other Securities (a)(b)		1,057,155	0.55

		3,130,575	1.64

INTERNET SOFTWARE & SERVICES
eBay, Inc. (b)	37,278	1,037,447	0.55
Google, Inc. (Class A) (b)	8,111	4,817,691	2.53
Other Securities (a)(b)		755,757	0.39

		6,610,895	3.47

IT SERVICES
International Business Machines Corp.	40,400	5,929,104	3.11
Visa, Inc. (Class A)	15,826	1,113,834	0.58
Other Securities (a)(b)		2,727,636	1.44

		9,770,574	5.13

LEISURE EQUIPMENT & PRODUCTS
Other Securities		395,774	0.21

LIFE SCIENCES TOOLS & SERVICES
Other Securities (b)		1,058,419	0.56

MACHINERY
Caterpillar, Inc.	11,161	1,045,339	0.55
Deere & Co.	13,765	1,143,183	0.60
Other Securities (a)		3,613,015	1.90

		5,801,537	3.05

MEDIA
Comcast Corp. (Class A)	90,705	1,992,789	1.05
DIRECTV (Class A) (b)	27,450	1,096,078	0.57
The Walt Disney Co.	33,300	1,249,083	0.66
Other Securities (a)(b)		3,360,836	1.76

		7,698,786	4.04

METALS & MINING
Freeport-McMoRan Copper & Gold, Inc.	15,340	1,842,181	0.97
Newmont Mining Corp.	16,049	985,890	0.52
Other Securities (a)(b)		490,544	0.25

		3,318,615	1.74

MULTI-UTILITIES
Other Securities		1,296,735	0.68

MULTILINE RETAIL
Other Securities (b)		1,787,780	0.94

OIL, GAS & CONSUMABLE FUELS
Occidental Petroleum Corp.	13,168	1,291,781	0.68
Other Securities (a)(b)		5,253,159	2.76

		6,544,940	3.44

PERSONAL PRODUCTS
Other Securities		716,486	0.38

PHARMACEUTICALS
Abbott Laboratories	50,300	2,409,873	1.27
Eli Lilly & Co.	33,000	1,156,320	0.61
Johnson & Johnson	53,600	3,315,160	1.74
Merck & Co., Inc.	65,100	2,346,204	1.23
Other Securities (b)		2,173,731	1.14

		11,401,288	5.99

PROFESSIONAL SERVICES
Other Securities (a)		275,002	0.14

REAL ESTATE INVESTMENT TRUSTS
Simon Property Group, Inc.	9,542	949,334	0.50
Other Securities		2,426,713	1.27

		3,376,047	1.77

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (b)		191,099	0.10

ROAD & RAIL
Union Pacific Corp.	9,798	907,883	0.48
Other Securities (a)		770,152	0.40

		1,678,035	0.88

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	105,200	2,212,356	1.16
Texas Instruments, Inc.	38,200	1,241,500	0.65
Other Securities (a)(b)		3,370,918	1.77

		6,824,774	3.58

SOFTWARE
Microsoft Corp.	244,819	6,835,347	3.59
Oracle Corp.	125,922	3,941,359	2.07
Other Securities (a)(b)		3,446,936	1.81

		14,223,642	7.47

SPECIALTY RETAIL
Other Securities (a)(b)		3,515,170	1.85

TEXTILES, APPAREL & LUXURY GOODS
NIKE, Inc. (Class B)	12,429	1,061,685	0.56
Other Securities (a)		903,780	0.47

		1,965,465	1.03

THRIFTS & MORTGAGE FINANCE
Other Securities		120,087	0.06

TOBACCO
Philip Morris International, Inc.	59,000	3,453,270	1.81
Other Securities		949,160	0.50

		4,402,430	2.31

TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)		554,413	0.29

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)(b)		776,752	0.41

TOTAL COMMON STOCKS —
(Cost $169,880,101)		189,507,353	99.52

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,442,385	$2,442,385	1.28%
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	706,237	706,237	0.37

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,148,622)		3,148,622	1.65

TOTAL INVESTMENTS (f)
(Cost $173,028,723)		192,655,975	101.17
OTHER ASSETS & LIABILITIES		(2,234,253)	(1.17)

NET ASSETS		$190,421,722	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2010.

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
United Technologies Corp.	9,711	$764,450	0.45%
Other Securities (a)		3,208,032	1.91

		3,972,482	2.36

AIR FREIGHT & LOGISTICS
FedEx Corp.	9,400	874,294	0.52
United Parcel Service, Inc. (Class B)	14,269	1,035,644	0.62
Other Securities		152,880	0.09

		2,062,818	1.23

AIRLINES
Other Securities		143,053	0.08

AUTO COMPONENTS
Johnson Controls, Inc.	20,200	771,640	0.46
Other Securities (b)		86,505	0.05

		858,145	0.51

AUTOMOBILES
Ford Motor Co. (b)	46,100	774,019	0.46
Other Securities		136,912	0.08

		910,931	0.54

BEVERAGES
Other Securities (b)		356,756	0.21

BIOTECHNOLOGY
Other Securities (a)(b)		800,108	0.48

BUILDING PRODUCTS
Other Securities		123,043	0.07

CAPITAL MARKETS
Morgan Stanley	45,388	1,235,007	0.73
State Street Corp. (c)	15,100	699,734	0.42
The Bank of New York Mellon Corp.	37,220	1,124,044	0.67
The Goldman Sachs Group, Inc.	15,293	2,571,671	1.53
Other Securities (a)(b)		1,220,677	0.72

		6,851,133	4.07

CHEMICALS
The Dow Chemical Co.	34,786	1,187,594	0.71
Other Securities (a)		1,628,608	0.96

		2,816,202	1.67

COMMERCIAL BANKS
PNC Financial Services Group, Inc.	15,824	960,833	0.57
U.S. Bancorp	57,601	1,553,499	0.92
Wells Fargo & Co.	80,374	2,490,790	1.48
Other Securities (a)(b)		2,793,136	1.67

		7,798,258	4.64

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)		928,625	0.55

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (b)	71,500	1,446,445	0.86
Other Securities (b)		791,703	0.47

		2,238,148	1.33

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.	31,300	1,317,730	0.78
Other Securities (b)		766,488	0.46

		2,084,218	1.24

CONSTRUCTION & ENGINEERING
Other Securities (b)		456,108	0.27

CONSTRUCTION MATERIALS
Other Securities		169,721	0.10

CONSUMER FINANCE
Other Securities (b)		1,676,370	1.00

CONTAINERS & PACKAGING
Other Securities (b)		352,831	0.21

DISTRIBUTORS
Other Securities		241,041	0.14

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)		100,628	0.06

DIVERSIFIED FINANCIAL SERVICES
Bank of America Corp.	302,652	4,037,378	2.40
Citigroup, Inc. (b)	871,779	4,123,515	2.45
JPMorgan Chase & Co.	117,274	4,974,763	2.96
Other Securities (b)		1,122,079	0.67

		14,257,735	8.48

DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T, Inc.	102,851	3,021,762	1.80
Verizon Communications, Inc.	50,846	1,819,270	1.08
Other Securities (a)		443,081	0.26

		5,284,113	3.14

ELECTRICAL EQUIPMENT
Other Securities		583,134	0.35

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)		530,538	0.32

ENERGY EQUIPMENT & SERVICES
Other Securities (b)		1,348,783	0.80

FOOD & STAPLES RETAILING
Costco Wholesale Corp.	13,000	938,730	0.56
CVS Caremark Corp.	40,800	1,418,616	0.84
Wal-Mart Stores, Inc.	58,800	3,171,084	1.89
Walgreen Co.	27,800	1,083,088	0.64
Other Securities (a)		1,247,080	0.74

		7,858,598	4.67

FOOD PRODUCTS
Kraft Foods, Inc. (Class A)	27,253	858,742	0.51
Other Securities (a)(b)		2,340,519	1.39

		3,199,261	1.90

GAS UTILITIES
Other Securities (a)		69,888	0.04

HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (a)(b)		1,657,726	0.99

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group, Inc.	33,000	$1,191,630	0.71%
Other Securities (b)		2,623,865	1.56

		3,815,495	2.27

HOTELS, RESTAURANTS & LEISURE
Other Securities (a)		380,804	0.23

HOUSEHOLD DURABLES
Other Securities (a)(b)		1,131,203	0.67

HOUSEHOLD PRODUCTS
Procter & Gamble Co.	43,679	2,809,870	1.67
Other Securities		399,484	0.24

		3,209,354	1.91

INDUSTRIAL CONGLOMERATES
3M Co.	9,620	830,206	0.49
General Electric Co.	319,705	5,847,404	3.48
Other Securities (a)		514,801	0.31

		7,192,411	4.28

INSURANCE
Berkshire Hathaway, Inc. (Class B) (b)	51,900	4,157,709	2.47
MetLife, Inc.	27,207	1,209,079	0.72
Prudential Financial, Inc.	14,564	855,052	0.51
The Travelers Cos., Inc.	13,763	766,737	0.46
Other Securities (b)		5,894,219	3.50

		12,882,796	7.66

INTERNET SOFTWARE & SERVICES
Other Securities (b)		464,279	0.28

IT SERVICES
Other Securities (b)		1,052,915	0.63

LEISURE EQUIPMENT & PRODUCTS
Other Securities		101,135	0.06

LIFE SCIENCES TOOLS & SERVICES
Other Securities (b)		307,040	0.18

MACHINERY
Caterpillar, Inc.	8,800	824,208	0.49
Other Securities (a)		1,671,737	0.99

		2,495,945	1.48

MEDIA
The Walt Disney Co.	26,128	980,061	0.58
Time Warner, Inc.	33,291	1,070,972	0.64
Other Securities (a)		1,567,938	0.93

		3,618,971	2.15

METALS & MINING
Other Securities (a)(b)		1,262,382	0.75

MULTI-UTILITIES
Exelon Corp.	19,874	827,553	0.49
Other Securities (a)(b)		10,375,598	6.17

		11,203,151	6.66

MULTILINE RETAIL
Other Securities (a)(b)		1,224,051	0.73

OFFICE ELECTRONICS
Other Securities		479,612	0.28

OIL, GAS & CONSUMABLE FUELS
Anadarko Petroleum Corp.	9,500	723,520	0.43
Chevron Corp.	60,404	5,511,865	3.28
ConocoPhillips	44,083	3,002,052	1.78
Exxon Mobil Corp.	151,316	11,064,226	6.58
Marathon Oil Corp.	21,325	789,665	0.47
Occidental Petroleum Corp.	12,200	1,196,820	0.71
Other Securities (a)(b)		4,285,267	2.55

		26,573,415	15.80

PAPER & FOREST PRODUCTS
Other Securities		783,121	0.47

PHARMACEUTICALS
Johnson & Johnson	32,928	2,036,597	1.21
Merck & Co., Inc.	32,377	1,166,867	0.70
Pfizer, Inc.	240,330	4,208,178	2.50
Other Securities (b)		721,416	0.43

		8,133,058	4.84

PROFESSIONAL SERVICES
Other Securities (a)		129,900	0.08

REAL ESTATE INVESTMENT TRUSTS
Other Securities		1,616,414	0.96

ROAD & RAIL
Other Securities		1,306,717	0.78

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	70,289	1,478,177	0.88
Other Securities (a)(b)		826,462	0.49

		2,304,639	1.37

SOFTWARE
Other Securities (a)(b)		502,163	0.30

SPECIALTY RETAIL
Lowe’s Cos., Inc.	41,400	1,038,312	0.62
The Home Depot, Inc.	49,217	1,725,548	1.02
Other Securities (a)(b)		910,837	0.54

		3,674,697	2.18

TEXTILES, APPAREL & LUXURY GOODS
Other Securities		97,125	0.06

THRIFTS & MORTGAGE FINANCE
Other Securities		246,147	0.15

TOBACCO
Altria Group, Inc. (a)	40,723	1,002,600	0.60
Other Securities		367,324	0.21

		1,369,924	0.81

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (b)		379,063	0.23

TOTAL COMMON STOCKS —
(Cost $166,510,982)		167,668,322	99.70

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,776,338	$3,776,338	2.25%
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	310,954	310,954	0.18

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,087,292)		4,087,292	2.43

TOTAL INVESTMENTS (g)
(Cost $170,598,274)		171,755,614	102.13
OTHER ASSETS & LIABILITIES		(3,584,270)	(2.13)

NET ASSETS		$168,171,344	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2010.

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a)(b)		$408,023	0.69%

AIR FREIGHT & LOGISTICS
Other Securities		81,048	0.14

AIRLINES
United Continental Holdings, Inc. (b)	12,069	287,483	0.49
Other Securities (a)(b)		157,930	0.26

		445,413	0.75

AUTO COMPONENTS
BorgWarner, Inc. (a)(b)	4,348	314,621	0.53
TRW Automotive Holdings Corp. (a)(b)	3,845	202,632	0.34
Other Securities (a)(b)		446,637	0.76

		963,890	1.63

BEVERAGES
Other Securities (b)		297,878	0.50

BIOTECHNOLOGY
Alexion Pharmaceuticals, Inc. (a)(b)	3,417	275,239	0.47
Dendreon Corp. (a)(b)	5,491	191,746	0.32
Other Securities (a)(b)		692,299	1.17

		1,159,284	1.96

BUILDING PRODUCTS
Other Securities (a)		294,377	0.50

CAPITAL MARKETS
Affiliated Managers Group, Inc. (a)(b)	1,953	193,777	0.33
Legg Mason, Inc. (a)	5,494	199,267	0.34
Other Securities (a)(b)		1,093,862	1.84

		1,486,906	2.51

CHEMICALS
Albemarle Corp. (a)	3,492	194,784	0.33
Celanese Corp. (Series A)	5,981	246,238	0.42
Eastman Chemical Co. (a)	2,608	219,281	0.37
Other Securities (a)(b)		1,119,874	1.89

		1,780,177	3.01

COMMERCIAL BANKS
Huntington Bancshares, Inc.	32,629	224,161	0.38
Other Securities (a)(b)		1,659,612	2.81

		1,883,773	3.19

COMMERCIAL SERVICES & SUPPLIES
Pitney Bowes, Inc. (a)	7,929	191,723	0.32
Other Securities (a)(b)		1,036,024	1.76

		1,227,747	2.08

COMMUNICATIONS EQUIPMENT
Riverbed Technology, Inc. (a)(b)	5,544	194,982	0.33
Other Securities (a)(b)		571,894	0.97

		766,876	1.30

COMPUTERS & PERIPHERALS
Teradata Corp. (b)	6,357	261,654	0.44
Other Securities (a)(b)		348,799	0.59

		610,453	1.03

CONSTRUCTION & ENGINEERING
Other Securities (a)(b)		919,325	1.55

CONSTRUCTION MATERIALS
Other Securities (a)		160,036	0.27

CONSUMER FINANCE
Other Securities (a)(b)		17,987	0.03

CONTAINERS & PACKAGING
Owens-Illinois, Inc. (b)	6,300	193,410	0.33
Other Securities (a)(b)		1,030,759	1.74

		1,224,169	2.07

DISTRIBUTORS
Other Securities (b)		121,643	0.21

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)(b)		475,434	0.80

DIVERSIFIED FINANCIAL SERVICES
Other Securities (a)(b)		328,187	0.55

DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)(b)		158,725	0.27

ELECTRIC UTILITIES
Other Securities (a)		716,165	1.21

ELECTRICAL EQUIPMENT
AMETEK, Inc.	6,071	238,267	0.40
Other Securities (a)(b)		664,708	1.13

		902,975	1.53

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Avnet, Inc. (a)(b)	5,780	190,913	0.32
Mettler-Toledo International, Inc. (b)	1,281	193,700	0.33
Other Securities (a)(b)		1,160,565	1.96

		1,545,178	2.61

ENERGY EQUIPMENT & SERVICES
Pride International, Inc. (a)(b)	6,068	200,244	0.34
Other Securities (a)(b)		1,337,105	2.26

		1,537,349	2.60

FOOD & STAPLES RETAILING
Other Securities (a)(b)		173,384	0.29

FOOD PRODUCTS
Other Securities (a)(b)		896,632	1.52

GAS UTILITIES
Other Securities (a)		879,856	1.49

HEALTH CARE EQUIPMENT & SUPPLIES
Beckman Coulter, Inc. (a)	2,606	196,049	0.33
ResMed, Inc. (a)(b)	5,779	200,185	0.34
Other Securities (a)(b)		1,027,334	1.74

		1,423,568	2.41

HEALTH CARE PROVIDERS & SERVICES
Other Securities (a)(b)		1,412,443	2.39

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

HEALTH CARE TECHNOLOGY
Other Securities (b)		$135,661	0.23%

HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill, Inc. (b)	1,187	252,427	0.43
Wyndham Worldwide Corp.	6,818	204,267	0.34
Other Securities (a)(b)		755,016	1.28

		1,211,710	2.05

HOUSEHOLD DURABLES
Newell Rubbermaid, Inc.	11,052	200,925	0.34
Other Securities (a)(b)		1,263,997	2.14

		1,464,922	2.48

HOUSEHOLD PRODUCTS
Energizer Holdings, Inc. (b)	2,651	193,258	0.33

INDUSTRIAL CONGLOMERATES
Textron, Inc. (a)	10,310	243,728	0.41
Other Securities (a)(b)		304,653	0.52

		548,381	0.93

INSURANCE
American International Group, Inc. (a)(b)	4,512	259,981	0.44
Other Securities (a)(b)		3,231,574	5.46

		3,491,555	5.90

INTERNET SOFTWARE & SERVICES
Other Securities (a)(b)		561,707	0.95

IT SERVICES
Other Securities (a)(b)		970,461	1.64

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)(b)		652,840	1.10

MACHINERY
Pall Corp.	4,364	216,367	0.37
Other Securities (a)(b)		2,396,280	4.05

		2,612,647	4.42

MARINE
Other Securities (a)(b)		88,937	0.15

MEDIA
Sirius XM Radio, Inc. (a)(b)	147,302	241,575	0.41
The Interpublic Group of Cos., Inc. (a)(b)	18,559	197,097	0.33
Other Securities (a)(b)		939,718	1.59

		1,378,390	2.33

METALS & MINING
Allegheny Technologies, Inc. (a)	3,549	195,834	0.33
Walter Energy, Inc. (a)	2,022	258,492	0.44
Other Securities (a)(b)		703,294	1.19

		1,157,620	1.96

MULTI-UTILITIES
Other Securities (a)		2,398,262	4.06

MULTILINE RETAIL
Other Securities (a)(b)		86,720	0.15

OFFICE ELECTRONICS
Other Securities (a)(b)		82,400	0.14

OIL, GAS & CONSUMABLE FUELS
Arch Coal, Inc. (a)	6,207	217,617	0.37
Concho Resources, Inc. (a)(b)	3,593	314,998	0.53
Massey Energy Co.	3,870	207,626	0.35
Whiting Petroleum Corp. (b)	2,233	261,685	0.44
Other Securities (a)(b)		1,545,027	2.62

		2,546,953	4.31

PAPER & FOREST PRODUCTS
Other Securities (a)		290,396	0.49

PERSONAL PRODUCTS
Other Securities (a)		276,569	0.47

PHARMACEUTICALS
Perrigo Co. (a)	3,248	205,696	0.35
Other Securities (a)(b)		365,505	0.62

		571,201	0.97

PROFESSIONAL SERVICES
Manpower, Inc. (a)	3,129	196,376	0.33
Other Securities (a)(b)		813,532	1.38

		1,009,908	1.71

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. (a)	6,424	203,705	0.34
SL Green Realty Corp. (a)	2,976	200,910	0.34
The Macerich Co. (a)	4,950	234,482	0.40
Other Securities (a)		3,506,407	5.93

		4,145,504	7.01

REAL ESTATE MANAGEMENT & DEVELOPMENT
CB Richard Ellis Group, Inc. (Class A) (a)(b)	11,220	229,786	0.39
Other Securities (a)(b)		208,056	0.35

		437,842	0.74

ROAD & RAIL
Other Securities (a)(b)		699,535	1.18

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Atmel Corp. (b)	17,619	217,066	0.37
Lam Research Corp. (b)	4,624	239,431	0.40
Skyworks Solutions, Inc. (a)(b)	6,752	193,310	0.33
Other Securities (a)(b)		1,150,582	1.94

		1,800,389	3.04

SOFTWARE
Rovi Corp. (a)(b)	3,937	244,133	0.41
Other Securities (a)(b)		1,848,069	3.13

		2,092,202	3.54

SPECIALTY RETAIL
Abercrombie & Fitch Co. (Class A) (a)	3,316	191,101	0.32
CarMax, Inc. (a)(b)	8,498	270,916	0.46
Tiffany & Co. (a)	4,821	300,204	0.51
Other Securities (a)(b)		1,817,697	3.07

		2,579,918	4.36

See accompanying notes to financial statements.

SPDR Dow Jones Mid Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)(b)		$361,511	0.61%

THRIFTS & MORTGAGE FINANCE
Other Securities (a)		288,666	0.49

TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)		106,997	0.18

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)(b)		458,630	0.78

TOTAL COMMON STOCKS —
(Cost $50,655,569)		59,000,593	99.79

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,390,393	16,390,393	27.72
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	134,458	134,458	0.23

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,524,851)		16,524,851	27.95

TOTAL INVESTMENTS (f)
(Cost $67,180,420)		75,525,444	127.74
OTHER ASSETS & LIABILITIES		(16,400,238)	(27.74)

NET ASSETS		$59,125,206	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2010.

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
BE Aerospace, Inc. (a)	13,094	$484,871	0.68%

AIRLINES
Other Securities (a)		158,732	0.22

AUTO COMPONENTS
BorgWarner, Inc. (a)	8,650	625,914	0.88
Gentex Corp. (b)	18,000	532,080	0.75

		1,157,994	1.63

BEVERAGES
Hansen Natural Corp. (a)	8,852	462,783	0.65

BIOTECHNOLOGY
Vertex Pharmaceuticals, Inc. (a)(b)	12,387	433,916	0.61
Other Securities (a)		410,867	0.58

		844,783	1.19

BUILDING PRODUCTS
Other Securities		108,767	0.15

CAPITAL MARKETS
Other Securities (a)(b)		1,545,572	2.18

CHEMICALS
Albemarle Corp. (b)	11,844	660,658	0.93
Lubrizol Corp.	8,476	905,915	1.28
Other Securities (a)(b)		523,678	0.73

		2,090,251	2.94

COMMERCIAL BANKS
Other Securities (a)		293,409	0.41

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)(b)		1,169,619	1.65

COMMUNICATIONS EQUIPMENT
Polycom, Inc. (a)(b)	11,076	431,743	0.61
Riverbed Technology, Inc. (a)	18,867	663,552	0.94
Other Securities (a)(b)		942,258	1.32

		2,037,553	2.87

CONSTRUCTION MATERIALS
Other Securities (b)		186,970	0.26

CONTAINERS & PACKAGING
Other Securities		642,474	0.91

DISTRIBUTORS
Other Securities (a)(b)		420,093	0.59

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)(b)		1,001,209	1.41

DIVERSIFIED FINANCIAL SERVICES
MSCI, Inc. (Class A) (a)	15,369	598,776	0.84

DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)(b)		330,190	0.47

ELECTRIC UTILITIES
Other Securities		187,683	0.26

ELECTRICAL EQUIPMENT
AMETEK, Inc.	12,954	508,444	0.72
Other Securities (a)		1,368,623	1.92

		1,877,067	2.64

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Mettler-Toledo International, Inc. (a)	4,214	637,199	0.90
Other Securities (a)(b)		919,044	1.29

		1,556,243	2.19

ENERGY EQUIPMENT & SERVICES
Oceaneering International, Inc. (a)	6,953	511,949	0.72
Other Securities (a)(b)		970,043	1.37

		1,481,992	2.09

FOOD PRODUCTS
Green Mountain Coffee Roasters, Inc. (a)(b)	15,023	493,656	0.70
Other Securities (b)		500,988	0.70

		994,644	1.40

HEALTH CARE EQUIPMENT & SUPPLIES
Edwards Lifesciences Corp. (a)	14,732	1,190,935	1.68
IDEXX Laboratories, Inc. (a)(b)	7,447	515,481	0.73
ResMed, Inc. (a)(b)	19,551	677,247	0.95
Other Securities (a)(b)		1,918,171	2.70

		4,301,834	6.06

HEALTH CARE PROVIDERS & SERVICES
Universal Health Services, Inc. (Class B)	12,465	541,230	0.76
Other Securities (a)(b)		1,664,198	2.35

		2,205,428	3.11

HEALTH CARE TECHNOLOGY
Allscripts-Misys Healthcare Solutions, Inc. (a)	23,955	461,613	0.65

HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill, Inc. (a)(b)	3,997	850,002	1.20
Other Securities (a)(b)		1,597,275	2.25

		2,447,277	3.45

HOUSEHOLD DURABLES
Other Securities		386,127	0.54

HOUSEHOLD PRODUCTS
Other Securities (a)(b)		600,271	0.85

INSURANCE
Other Securities		333,539	0.47

INTERNET SOFTWARE & SERVICES
Equinix, Inc. (a)(b)	5,922	481,221	0.68
Other Securities (a)(b)		673,715	0.95

		1,154,936	1.63

IT SERVICES
Alliance Data Systems Corp. (a)(b)	6,739	478,671	0.67
Global Payments, Inc.	10,257	473,976	0.67

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

Other Securities (a)(b)		$1,322,457	1.87%

		2,275,104	3.21

LEISURE EQUIPMENT & PRODUCTS
Other Securities		343,600	0.48

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)(b)		863,156	1.22

MACHINERY
Bucyrus International, Inc. (b)	10,400	929,760	1.31
Gardner Denver, Inc.	6,761	465,292	0.66
Joy Global, Inc.	13,327	1,156,117	1.63
Other Securities (a)(b)		2,693,087	3.79

		5,244,256	7.39

MARINE
Other Securities (a)(b)		173,381	0.24

MEDIA
Other Securities (a)(b)		727,798	1.03

METALS & MINING
Other Securities		459,349	0.65

MULTI-UTILITIES
Other Securities		638,230	0.90

MULTILINE RETAIL
Dollar Tree, Inc. (a)(b)	16,100	902,888	1.27
Other Securities (a)		47,820	0.07

		950,708	1.34

OFFICE ELECTRONICS
Other Securities (a)		275,883	0.39

OIL, GAS & CONSUMABLE FUELS
Cimarex Energy Co.	6,300	557,739	0.79
Other Securities (a)(b)		1,423,552	2.00

		1,981,291	2.79

PERSONAL PRODUCTS
Other Securities		228,500	0.32

PHARMACEUTICALS
Endo Pharmaceuticals Holdings, Inc. (a)	14,970	534,579	0.75
Perrigo Co. (b)	10,673	675,921	0.95
Other Securities		208,962	0.30

		1,419,462	2.00

PROFESSIONAL SERVICES
Other Securities (a)(b)		333,463	0.47

REAL ESTATE INVESTMENT TRUSTS
SL Green Realty Corp.	10,052	678,611	0.96
The Macerich Co.	16,700	791,079	1.11
Other Securities (b)		4,152,016	5.85

		5,621,706	7.92

REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle, Inc.	5,459	458,119	0.65

ROAD & RAIL
Other Securities (a)		622,752	0.88

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Atmel Corp. (a)	59,245	729,899	1.03
Cree, Inc. (a)(b)	14,006	922,855	1.30
Skyworks Solutions, Inc. (a)	23,545	674,093	0.95
Other Securities (a)(b)		1,379,811	1.94

		3,706,658	5.22

SOFTWARE
Ansys, Inc. (a)	11,680	608,178	0.86
Factset Research Systems, Inc. (b)	6,002	562,747	0.79
Informatica Corp. (a)(b)	12,054	530,738	0.75
MICROS Systems, Inc. (a)	10,316	452,460	0.64
Rovi Corp. (a)(b)	13,502	837,259	1.18
Solera Holdings, Inc.	9,017	462,752	0.65
Other Securities (a)(b)		2,167,879	3.05

		5,622,013	7.92

SPECIALTY RETAIL
Advance Auto Parts, Inc.	10,800	714,420	1.01
Dick’s Sporting Goods, Inc. (a)(b)	11,369	426,337	0.60
PetSmart, Inc.	15,217	605,941	0.85
Tractor Supply Co.	9,342	452,994	0.64
Williams-Sonoma, Inc. (b)	13,600	485,384	0.68
Other Securities (a)(b)		1,904,991	2.69

		4,590,067	6.47

TEXTILES, APPAREL & LUXURY GOODS
Fossil, Inc. (a)	6,597	464,957	0.66
Phillips-Van Heusen Corp.	8,500	535,585	0.75
Other Securities (a)(b)		1,132,614	1.60

		2,133,156	3.01

TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)		365,823	0.52

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (a)		277,650	0.39

TOTAL COMMON STOCKS —
(Cost $71,187,047)		70,834,825	99.80

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,202,278	2,202,278	3.10
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	115,732	115,732	0.16

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,318,010)		2,318,010	3.26

TOTAL INVESTMENTS (f)
(Cost $73,505,057)		73,152,835	103.06
OTHER ASSETS & LIABILITIES		(2,175,173)	(3.06)

NET ASSETS		$70,977,662	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2010.

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan as of December 31, 2010.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Other Securities (a)(b)		$118,493	0.44%

AIRLINES
Other Securities (a)		151,174	0.56

AUTO COMPONENTS
BorgWarner, Inc. (a)(b)	2,240	162,086	0.60

AUTOMOBILES
Other Securities		67,920	0.25

BIOTECHNOLOGY
Vertex Pharmaceuticals, Inc. (a)	5,160	180,755	0.67

BUILDING PRODUCTS
Other Securities (b)		59,775	0.22

CAPITAL MARKETS
Raymond James Financial, Inc. (b)	4,805	157,124	0.58
Other Securities (a)(b)		518,337	1.92

		675,461	2.50

CHEMICALS
Ashland, Inc.	3,825	194,540	0.72
The Valspar Corp. (b)	4,783	164,918	0.61
Other Securities (b)		667,462	2.47

		1,026,920	3.80

COMMERCIAL BANKS
Commerce Bancshares, Inc. (b)	3,740	148,608	0.55
Cullen/Frost Bankers, Inc. (b)	2,957	180,732	0.67
Other Securities (a)(b)		1,508,744	5.57

		1,838,084	6.79

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)		427,252	1.58

COMMUNICATIONS EQUIPMENT
Other Securities (a)		78,191	0.29

COMPUTERS & PERIPHERALS
Other Securities (a)(b)		219,564	0.81

CONSTRUCTION & ENGINEERING
Aecom Technology Corp. (a)	5,700	159,429	0.59
KBR, Inc.	7,318	222,979	0.82
URS Corp. (a)	3,950	164,360	0.61
Other Securities (a)		184,231	0.68

		730,999	2.70

CONSTRUCTION MATERIALS
Other Securities		132,826	0.49

CONTAINERS & PACKAGING
Sonoco Products Co.	4,997	168,249	0.62
Other Securities (b)		429,303	1.59

		597,552	2.21

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)(b)		205,608	0.76

DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)		26,880	0.10

ELECTRIC UTILITIES
Other Securities (b)		667,590	2.47

ELECTRICAL EQUIPMENT
Other Securities (a)(b)		386,743	1.43

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics, Inc. (a)(b)	5,618	192,416	0.71
Avnet, Inc. (a)	7,361	243,134	0.90
Other Securities (a)		457,908	1.69

		893,458	3.30

ENERGY EQUIPMENT & SERVICES
Patterson-UTI Energy, Inc. (b)	7,384	159,125	0.59
Pride International, Inc. (a)	8,506	280,698	1.04
Other Securities (a)(b)		352,592	1.30

		792,415	2.93

FOOD & STAPLES RETAILING
Other Securities (a)(b)		204,667	0.76

FOOD PRODUCTS
Ralcorp Holdings, Inc. (a)	2,667	173,382	0.64
Smithfield Foods, Inc. (a)(b)	7,956	164,132	0.61
Other Securities (b)		163,112	0.60

		500,626	1.85

GAS UTILITIES
Energen Corp.	3,491	168,476	0.62
UGI Corp.	5,364	169,395	0.62
Other Securities (b)		501,710	1.86

		839,581	3.10

HEALTH CARE EQUIPMENT & SUPPLIES
Beckman Coulter, Inc.	1,953	146,924	0.54
Hologic, Inc. (a)	8,200	154,324	0.57
Other Securities (a)(b)		287,385	1.07

		588,633	2.18

HEALTH CARE PROVIDERS & SERVICES
Community Health Systems, Inc. (a)	4,495	167,978	0.62
Other Securities (a)(b)		696,765	2.58

		864,743	3.20

HOTELS, RESTAURANTS & LEISURE
Other Securities (a)(b)		262,856	0.97

HOUSEHOLD DURABLES
Mohawk Industries, Inc. (a)(b)	2,700	153,252	0.57
NVR, Inc. (a)(b)	274	189,340	0.70
Other Securities (a)(b)		306,163	1.13

		648,755	2.40

HOUSEHOLD PRODUCTS
Other Securities (a)		259,926	0.96

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other Securities (a)(b)		27,538	0.10

INDUSTRIAL CONGLOMERATES
Other Securities (b)		116,478	0.43

INSURANCE
Everest Re Group, Ltd.	2,651	224,858	0.83
Fidelity National Financial, Inc. (Class A)	10,864	148,619	0.55

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

HCC Insurance Holdings, Inc.	5,524	$159,865	0.59%
Old Republic International Corp. (b)	12,163	165,782	0.61
Reinsurance Group of America, Inc.	3,523	189,220	0.70
Transatlantic Holdings, Inc.	3,072	158,577	0.59
W.R. Berkley Corp. (b)	5,685	155,655	0.57
Other Securities (b)		794,651	2.94

		1,997,227	7.38

INTERNET SOFTWARE & SERVICES
Other Securities (a)(b)		142,471	0.53

IT SERVICES
Other Securities (a)		367,904	1.36

LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)(b)		68,608	0.25

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)		311,067	1.15

MACHINERY
Pentair, Inc. (b)	4,748	173,350	0.64
Terex Corp. (a)	5,200	161,408	0.60
Other Securities (a)(b)		1,178,202	4.35

		1,512,960	5.59

MARINE
Other Securities (a)(b)		128,515	0.48

MEDIA
Other Securities (a)(b)		152,353	0.56

METALS & MINING
Reliance Steel & Aluminum Co.	3,600	183,960	0.68
Steel Dynamics, Inc.	10,400	190,320	0.71
Other Securities (b)		190,169	0.70

		564,449	2.09

MULTI-UTILITIES
Alliant Energy Corp.	5,332	196,058	0.72
MDU Resources Group, Inc.	9,136	185,187	0.68
NSTAR (b)	4,961	209,305	0.77
NV Energy, Inc. (b)	11,264	158,259	0.59
OGE Energy Corp.	4,689	213,537	0.79
Other Securities (b)		325,821	1.21

		1,288,167	4.76

MULTILINE RETAIL
Other Securities (a)(b)		99,924	0.37

OIL, GAS & CONSUMABLE FUELS
Arch Coal, Inc.	4,200	147,252	0.54
Cimarex Energy Co.	1,700	150,501	0.56
Plains Exploration & Production Co. (a)	6,700	215,338	0.80
Other Securities (a)(b)		569,233	2.10

		1,082,324	4.00

PAPER & FOREST PRODUCTS
Other Securities (a)		59,598	0.22

PERSONAL PRODUCTS
Other Securities (b)		68,339	0.25

PROFESSIONAL SERVICES
Manpower, Inc.	3,950	247,902	0.91
Other Securities (a)		207,483	0.77

		455,385	1.68

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp. (b)	5,335	169,173	0.62
Other Securities (b)		1,775,764	6.57

		1,944,937	7.19

ROAD & RAIL
Other Securities (a)(b)		414,116	1.53

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Lam Research Corp. (a)	2,900	150,162	0.56
Other Securities (a)(b)		231,178	0.85

		381,340	1.41

SOFTWARE
Other Securities (a)(b)		279,474	1.03

SPECIALTY RETAIL
Foot Locker, Inc.	7,464	146,444	0.54
Other Securities (a)(b)		413,293	1.53

		559,737	2.07

TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)		97,467	0.36

THRIFTS & MORTGAGE FINANCE
New York Community Bancorp, Inc.	21,054	396,868	1.47
Other Securities (b)		362,042	1.34

		758,910	2.81

TOBACCO
Other Securities		47,985	0.18

TRADING COMPANIES & DISTRIBUTORS
Other Securities (a)		231,284	0.85

WIRELESS TELECOMMUNICATION SERVICES
Telephone & Data Systems, Inc. (b)	4,395	160,637	0.59

TOTAL COMMON STOCKS —
(Cost $25,955,605)		26,928,727	99.54

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,127,929	7,127,929	26.35
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	98,137	98,137	0.36

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,226,066)		7,226,066	26.71

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

		% of
		Net
Security Description	Value	Assets

TOTAL INVESTMENTS (f)
(Cost $33,181,671)	$34,154,793	126.25%
OTHER ASSETS & LIABILITIES	(7,101,133)	(26.25)

NET ASSETS	$27,053,660	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2010.

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Esterline Technologies Corp. (a)	4,100	$281,219	0.43%
Moog, Inc. (Class A) (a)(b)	6,141	244,412	0.37
Other Securities (a)(b)		1,386,309	2.10

		1,911,940	2.90

AIR FREIGHT & LOGISTICS
Other Securities (a)(b)		291,822	0.44

AIRLINES
Other Securities (b)		217,436	0.33

AUTO COMPONENTS
Other Securities (b)		190,179	0.29

AUTOMOBILES
Other Securities (a)(b)		60,055	0.09

BEVERAGES
Other Securities (a)(b)		116,390	0.18

BIOTECHNOLOGY
Regeneron Pharmaceuticals, Inc. (a)(b)	9,923	325,772	0.49
Other Securities (a)(b)		521,153	0.80

		846,925	1.29

BUILDING PRODUCTS
Other Securities (a)(b)		806,811	1.22

CAPITAL MARKETS
Stifel Financial Corp. (a)(b)	4,749	294,628	0.45
Other Securities (a)(b)		333,909	0.50

		628,537	0.95

CHEMICALS
Other Securities (a)(b)		1,339,997	2.03

COMMERCIAL BANKS
Signature Bank (a)(b)	5,518	275,900	0.42
Other Securities (a)(b)		3,616,237	5.49

		3,892,137	5.91

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)(b)		1,622,790	2.46

COMMUNICATIONS EQUIPMENT
ViaSat, Inc. (a)(b)	5,545	246,253	0.37
Other Securities (a)(b)		1,303,899	1.98

		1,550,152	2.35

COMPUTERS & PERIPHERALS
Other Securities (a)(b)		602,491	0.91

CONSTRUCTION & ENGINEERING
EMCOR Group, Inc. (a)	9,043	262,066	0.40
Other Securities (a)(b)		320,791	0.48

		582,857	0.88

CONSTRUCTION MATERIALS
Other Securities (a)(b)		383,124	0.58

CONSUMER FINANCE
Other Securities (a)(b)		573,864	0.87

CONTAINERS & PACKAGING
Other Securities (b)		47,054	0.07

DISTRIBUTORS
Other Securities (a)		21,532	0.03

DIVERSIFIED CONSUMER SERVICES
Coinstar, Inc. (a)(b)	4,281	241,620	0.37
Other Securities (a)(b)		623,073	0.94

		864,693	1.31

DIVERSIFIED FINANCIAL SERVICES
Other Securities (a)(b)		275,837	0.42

DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)(b)		242,057	0.37

ELECTRIC UTILITIES
Other Securities (a)(b)		738,661	1.12

ELECTRICAL EQUIPMENT
Belden CDT, Inc. (b)	6,349	233,770	0.36
Brady Corp. (Class A)	7,130	232,509	0.35
Other Securities (a)(b)		377,079	0.57

		843,358	1.28

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)(b)		2,605,542	3.95

ENERGY EQUIPMENT & SERVICES
Bristow Group, Inc. (a)(b)	4,899	231,968	0.35
CARBO Ceramics, Inc. (b)	2,603	269,515	0.41
Lufkin Industries, Inc. (b)	4,059	253,241	0.38
Oil States International, Inc. (a)(b)	6,836	438,119	0.66
SEACOR Holdings, Inc. (b)	2,897	292,858	0.44
Other Securities (a)(b)		592,912	0.91

		2,078,613	3.15

FOOD & STAPLES RETAILING
United Natural Foods, Inc. (a)(b)	6,560	240,621	0.36
Other Securities (b)		430,209	0.66

		670,830	1.02

FOOD PRODUCTS
TreeHouse Foods, Inc. (a)(b)	4,775	243,955	0.37
Other Securities (a)(b)		940,200	1.43

		1,184,155	1.80

GAS UTILITIES
New Jersey Resources Corp. (b)	5,602	241,502	0.37
Piedmont Natural Gas Co., Inc. (b)	9,821	274,595	0.42
Other Securities (b)		722,164	1.09

		1,238,261	1.88

HEALTH CARE EQUIPMENT & SUPPLIES
The Cooper Cos., Inc.	6,253	352,294	0.54
Other Securities (a)(b)		2,230,400	3.38

		2,582,694	3.92

HEALTH CARE PROVIDERS & SERVICES
AMERIGROUP Corp. (a)(b)	6,739	295,977	0.45

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

Catalyst Health Solutions, Inc. (a)	5,360	$249,186	0.38%
HMS Holdings Corp. (a)(b)	3,774	244,442	0.37
Other Securities (a)(b)		2,416,217	3.66

		3,205,822	4.86

HEALTH CARE TECHNOLOGY
Other Securities (a)(b)		135,018	0.21

HOTELS, RESTAURANTS & LEISURE
Other Securities (a)(b)		1,990,360	3.02

HOUSEHOLD DURABLES
Other Securities (a)(b)		688,720	1.05

HOUSEHOLD PRODUCTS
Other Securities (a)(b)		163,935	0.25

INDUSTRIAL CONGLOMERATES
Other Securities (b)		112,895	0.17

INSURANCE
ProAssurance Corp. (a)(b)	4,184	253,550	0.38
Other Securities (a)(b)		1,376,132	2.09

		1,629,682	2.47

INTERNET & CATALOG RETAIL
Vitacost.com, Inc. (c)	857	0	0.00
Other Securities (a)(b)		404,965	0.62

		404,965	0.62

INTERNET SOFTWARE & SERVICES
Other Securities (a)(b)		808,449	1.23

IT SERVICES
Wright Express Corp. (a)	5,214	239,844	0.36
Other Securities (a)(b)		873,128	1.33

		1,112,972	1.69

LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)(b)		647,168	0.98

LIFE SCIENCES TOOLS & SERVICES
Dionex Corp. (a)(b)	2,344	276,615	0.42
Other Securities (a)(b)		327,706	0.50

		604,321	0.92

MACHINERY
Actuant Corp. (Class A) (b)	9,324	248,205	0.38
CLARCOR, Inc. (b)	6,881	295,126	0.45
The Toro Co.	4,274	263,449	0.40
Other Securities (a)(b)		1,862,697	2.82

		2,669,477	4.05

MEDIA
Live Nation, Inc. (a)(b)	20,291	231,723	0.35
Other Securities (a)(b)		195,036	0.30

		426,759	0.65

METALS & MINING
Other Securities (a)(b)		622,815	0.95

MULTI-UTILITIES
Other Securities (b)		419,878	0.64

MULTILINE RETAIL
Other Securities (a)(b)		99,683	0.15

OIL, GAS & CONSUMABLE FUELS
Holly Corp.	6,030	245,843	0.37
World Fuel Services Corp. (b)	9,399	339,868	0.52
Other Securities (a)(b)		862,485	1.31

		1,448,196	2.20

PAPER & FOREST PRODUCTS
Other Securities (a)(b)		650,945	0.99

PERSONAL PRODUCTS
Other Securities (a)		54,179	0.08

PHARMACEUTICALS
Salix Pharmaceuticals, Ltd. (a)(b)	7,942	372,956	0.57
Other Securities (a)(b)		404,406	0.61

		777,362	1.18

PROFESSIONAL SERVICES
Other Securities (a)(b)		660,609	1.00

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust, Inc. (b)	17,818	332,306	0.50
DiamondRock Hospitality Co. (a)(b)	21,055	252,660	0.38
Entertainment Properties Trust (b)	6,307	291,699	0.44
Home Properties, Inc. (b)	5,137	285,052	0.43
Kilroy Realty Corp. (b)	7,165	261,308	0.40
LaSalle Hotel Properties (b)	9,950	262,680	0.40
Mid-America Apartment Communities, Inc. (b)	4,647	295,038	0.45
National Retail Properties, Inc. (b)	11,367	301,226	0.46
Post Properties, Inc.	6,620	240,306	0.37
Tanger Factory Outlet Centers, Inc. (b)	5,526	282,876	0.43
Other Securities (b)		2,205,518	3.34

		5,010,669	7.60

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)(b)		92,563	0.14

ROAD & RAIL
Other Securities (a)(b)		551,474	0.84

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cypress Semiconductor Corp. (a)(b)	22,574	419,425	0.64
Microsemi Corp. (a)	11,331	259,480	0.39
TriQuint Semiconductor, Inc. (a)(b)	21,683	253,474	0.39
Varian Semiconductor Equipment Associates, Inc. (a)	10,059	371,881	0.57
Veeco Instruments, Inc. (a)(b)	5,389	231,512	0.35
Other Securities (a)(b)		2,362,018	3.58

		3,897,790	5.92

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

SOFTWARE
Progress Software Corp. (a)	5,940	$251,381	0.38%
Other Securities (a)(b)		2,324,872	3.53

		2,576,253	3.91

SPECIALTY RETAIL
Other Securities (a)(b)		2,777,002	4.21

TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)(b)		1,608,874	2.44

THRIFTS & MORTGAGE FINANCE
Other Securities (b)		345,100	0.52

TOBACCO
Other Securities (a)(b)		50,146	0.08

TRADING COMPANIES & DISTRIBUTORS
Other Securities (b)		284,190	0.43

WATER UTILITIES
Other Securities (b)		85,830	0.13

WIRELESS TELECOMMUNICATION SERVICES
Other Securities (b)		129,767	0.20

TOTAL COMMON STOCKS —
(Cost $67,018,394)		65,754,662	99.78

	Principal
	Amount
CORPORATE BONDS & NOTES
CAPITAL MARKETS
Gamco Investors, Inc. Zero Coupon, 12/31/2015 (c) (Cost $474)	474	$0	0.00

	Shares
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (d)(e)	17,762,102	$17,762,102	26.95
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	126,568	126,568	0.19

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,888,670)		17,888,670	27.14

TOTAL INVESTMENTS (g)
(Cost $84,907,538)		83,643,332	126.92
OTHER ASSETS & LIABILITIES		(17,739,576)	(26.92)

NET ASSETS		$65,903,756	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2010.

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Triumph Group, Inc.	12,076	$1,079,715	0.62%
Other Securities (a)		1,800,528	1.03

		2,880,243	1.65

AIR FREIGHT & LOGISTICS
Other Securities (a)		740,205	0.42

AIRLINES
Other Securities		540,409	0.31

AUTO COMPONENTS
Other Securities		129,251	0.07

BEVERAGES
Other Securities (a)		634,155	0.36

BIOTECHNOLOGY
Cubist Pharmaceuticals, Inc. (a)	43,398	928,717	0.53
Regeneron Pharmaceuticals, Inc. (a)	53,175	1,745,735	1.00
Other Securities (a)(b)		735,969	0.42

		3,410,421	1.95

BUILDING PRODUCTS
Other Securities (a)		719,082	0.41

CAPITAL MARKETS
Stifel Financial Corp. (a)	25,771	1,598,833	0.91
Other Securities		485,832	0.28

		2,084,665	1.19

CHEMICALS
Other Securities (a)		2,767,245	1.59

COMMERCIAL BANKS
Signature Bank (a)	29,647	1,482,350	0.85
Other Securities (b)		1,852,908	1.06

		3,335,258	1.91

COMMERCIAL SERVICES & SUPPLIES
Other Securities (a)		3,088,373	1.77

COMMUNICATIONS EQUIPMENT
Blue Coat Systems, Inc. (a)	31,582	943,354	0.54
Netgear, Inc. (a)	26,178	881,675	0.50
ViaSat, Inc. (a)	30,012	1,332,833	0.76
Other Securities (a)		1,240,817	0.72

		4,398,679	2.52

COMPUTERS & PERIPHERALS
Other Securities (a)		2,120,048	1.22

CONSTRUCTION & ENGINEERING
Other Securities (a)		227,140	0.13

CONSTRUCTION MATERIALS
Other Securities		282,867	0.16

CONSUMER FINANCE
Ezcorp, Inc. (a)	36,358	986,392	0.56
Other Securities (a)(b)		2,087,751	1.20

		3,074,143	1.76

DIVERSIFIED CONSUMER SERVICES
Coinstar, Inc. (a)	23,113	1,304,498	0.75
Other Securities (a)(b)		2,481,493	1.42

		3,785,991	2.17

DIVERSIFIED FINANCIAL SERVICES
Portfolio Recovery Associates, Inc. (a)	12,465	937,368	0.54

DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)		1,153,595	0.66

ELECTRIC UTILITIES
Other Securities (a)		383,713	0.22

ELECTRICAL EQUIPMENT
Other Securities (a)(b)		1,916,839	1.10

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other Securities (a)(b)		5,346,762	3.06

ENERGY EQUIPMENT & SERVICES
CARBO Ceramics, Inc.	13,844	1,433,408	0.82
Oil States International, Inc. (a)	36,949	2,368,062	1.36
SEACOR Holdings, Inc.	10,425	1,053,863	0.60
Other Securities (a)		1,323,761	0.76

		6,179,094	3.54

FOOD & STAPLES RETAILING
Other Securities (a)		1,034,960	0.59

FOOD PRODUCTS
TreeHouse Foods, Inc. (a)	25,844	1,320,370	0.76
Other Securities (a)(b)		2,733,712	1.56

		4,054,082	2.32

GAS UTILITIES
Other Securities		1,353,355	0.78

HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology, Inc. (a)	49,536	967,933	0.55
American Medical Systems Holdings, Inc. (a)	55,870	1,053,708	0.60
Haemonetics Corp. (a)	18,109	1,144,127	0.66
The Cooper Cos., Inc.	33,343	1,878,545	1.08
Other Securities (a)(b)		5,308,104	3.04

		10,352,417	5.93

HEALTH CARE PROVIDERS & SERVICES
AMERIGROUP Corp. (a)	22,096	970,456	0.56
Catalyst Health Solutions, Inc. (a)	28,587	1,329,010	0.76
Chemed Corp.	16,663	1,058,267	0.61
Healthspring, Inc. (a)	41,752	1,107,681	0.63
HMS Holdings Corp. (a)	20,115	1,302,849	0.75
Other Securities (a)(b)		4,747,594	2.72

		10,515,857	6.03

HEALTH CARE TECHNOLOGY
Other Securities (a)		546,466	0.31

HOTELS, RESTAURANTS & LEISURE
Cracker Barrel Old Country Store, Inc.	17,033	932,897	0.53
Other Securities (a)		6,401,434	3.67

		7,334,331	4.20

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

HOUSEHOLD DURABLES
Other Securities (a)		$978,812	0.56%

HOUSEHOLD PRODUCTS
Other Securities		266,090	0.15

INSURANCE
Other Securities (a)		874,403	0.50

INTERNET & CATALOG RETAIL
Vitacost.com, Inc. (c)	4,573	0	0.00
Other Securities (a)		1,959,178	1.12

		1,959,178	1.12

INTERNET SOFTWARE & SERVICES
j2 Global Communications, Inc. (a)	33,351	965,512	0.55
Other Securities (a)		2,125,535	1.22

		3,091,047	1.77

IT SERVICES
Wright Express Corp. (a)	27,987	1,287,402	0.74
Other Securities (a)		2,513,346	1.44

		3,800,748	2.18

LEISURE EQUIPMENT & PRODUCTS
Other Securities (a)		1,092,366	0.63

LIFE SCIENCES TOOLS & SERVICES
Dionex Corp. (a)	12,708	1,499,671	0.86
PAREXEL International Corp. (a)	42,429	900,768	0.52
Other Securities (a)		239,390	0.13

		2,639,829	1.51

MACHINERY
Other Securities (a)(b)		4,600,843	2.64

MEDIA
Other Securities (a)(b)		906,598	0.52

METALS & MINING
Other Securities (a)(b)		1,096,782	0.63

OIL, GAS & CONSUMABLE FUELS
Other Securities (a)		2,300,027	1.32

PAPER & FOREST PRODUCTS
Other Securities (a)		2,050,533	1.18

PERSONAL PRODUCTS
Other Securities (a)		283,515	0.16

PHARMACEUTICALS
Par Pharmaceutical Cos., Inc. (a)(b)	26,013	1,001,761	0.57
Salix Pharmaceuticals, Ltd. (a)	42,400	1,991,104	1.14
ViroPharma, Inc. (a)	56,969	986,703	0.57
Other Securities (a)		227,840	0.13

		4,207,408	2.41

PROFESSIONAL SERVICES
Other Securities (a)		1,172,549	0.67

REAL ESTATE INVESTMENT TRUSTS
Home Properties, Inc.	15,998	887,729	0.51
Mid-America Apartment Communities, Inc.	14,781	938,446	0.54
National Retail Properties, Inc.	37,163	984,820	0.56
Tanger Factory Outlet Centers, Inc.	29,618	1,516,145	0.87
Other Securities (a)(b)		8,869,662	5.08

		13,196,802	7.56

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)		302,875	0.17

ROAD & RAIL
Other Securities (a)		1,184,461	0.68

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cypress Semiconductor Corp. (a)	121,255	2,252,918	1.29
Hittite Microwave Corp. (a)	17,973	1,097,072	0.63
TriQuint Semiconductor, Inc. (a)	116,265	1,359,138	0.78
Varian Semiconductor Equipment Associates, Inc. (a)	27,000	998,190	0.57
Veeco Instruments, Inc. (a)(b)	29,211	1,254,905	0.72
Other Securities (a)(b)		7,796,791	4.47

		14,759,014	8.46

SOFTWARE
Commvault Systems, Inc. (a)	31,436	899,698	0.52
JDA Software Group, Inc. (a)	31,999	895,972	0.51
Progress Software Corp. (a)	31,651	1,339,470	0.77
Quality Systems, Inc.	13,998	977,340	0.56
Other Securities (a)(b)		8,506,135	4.87

		12,618,615	7.23

SPECIALTY RETAIL
Jo-Ann Stores, Inc. (a)	19,201	1,156,284	0.66
Other Securities (a)(b)		6,969,183	4.00

		8,125,467	4.66

TEXTILES, APPAREL & LUXURY GOODS
Carter’s, Inc. (a)	42,033	1,240,394	0.71
Crocs, Inc. (a)	63,820	1,092,598	0.63
Iconix Brand Group, Inc. (a)	53,071	1,024,801	0.59
Other Securities (a)		2,812,125	1.61

		6,169,918	3.54

THRIFTS & MORTGAGE FINANCE
Other Securities		318,519	0.18

WATER UTILITIES
Other Securities		249,046	0.14

WIRELESS TELECOMMUNICATION SERVICES
Other Securities		338,042	0.19

TOTAL COMMON STOCKS —
(Cost $177,022,451)		173,910,501	99.63

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (d)(e)	21,802,253	$21,802,253	12.49%
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	590,869	590,869	0.34

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,393,122)		22,393,122	12.83

TOTAL INVESTMENTS (g)
(Cost $199,415,573)		196,303,623	112.46
OTHER ASSETS & LIABILITIES		(21,745,280)	(12.46)

NET ASSETS		$174,558,343	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2010.

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

COMMON STOCKS
AEROSPACE & DEFENSE
Curtiss-Wright Corp.	25,190	$836,308	0.62%
Esterline Technologies Corp. (a)	16,493	1,131,255	0.84
Moog, Inc. (Class A) (a)	24,800	987,040	0.73
Teledyne Technologies, Inc. (a)	19,900	875,003	0.65
Other Securities (a)		1,712,524	1.28

		5,542,130	4.12

AIR FREIGHT & LOGISTICS
Other Securities (a)		615,340	0.46

AIRLINES
Other Securities		473,239	0.35

AUTO COMPONENTS
Other Securities (b)		667,634	0.50

AUTOMOBILES
Other Securities (a)(b)		243,154	0.18

BIOTECHNOLOGY
Other Securities (a)(b)		849,597	0.63

BUILDING PRODUCTS
Simpson Manufacturing Co., Inc.	21,723	671,458	0.50
Other Securities (a)		2,037,647	1.52

		2,709,105	2.02

CAPITAL MARKETS
Other Securities (a)		983,632	0.73

CHEMICALS
Other Securities (a)(b)		3,300,450	2.46

COMMERCIAL BANKS
Glacier Bancorp, Inc. (b)	39,281	593,536	0.44
Old National Bancorp	51,982	618,066	0.46
Susquehanna Bancshares, Inc.	71,368	690,842	0.51
Umpqua Holdings Corp. (b)	62,953	766,768	0.57
United Bankshares, Inc. (b)	20,919	610,835	0.45
Whitney Holding Corp. (b)	53,173	752,398	0.56
Wintrust Financial Corp.	18,870	623,276	0.46
Other Securities (a)(b)		8,530,083	6.36

		13,185,804	9.81

COMMERCIAL SERVICES & SUPPLIES
ABM Industries, Inc.	25,815	678,935	0.50
The Geo Group, Inc. (a)	35,400	872,964	0.65
United Stationers, Inc. (a)	12,641	806,622	0.60
Other Securities (a)(b)		1,854,415	1.38

		4,212,936	3.13

COMMUNICATIONS EQUIPMENT
Arris Group, Inc. (a)	67,900	761,838	0.57
Other Securities (a)(b)		2,181,761	1.62

		2,943,599	2.19

COMPUTERS & PERIPHERALS
Other Securities (a)(b)		836,848	0.62

CONSTRUCTION & ENGINEERING
EMCOR Group, Inc. (a)	36,500	1,057,770	0.79
Other Securities (a)		1,126,565	0.83

		2,184,335	1.62

CONSTRUCTION MATERIALS
Texas Industries, Inc. (b)	15,274	699,244	0.52
Other Securities (a)(b)		621,238	0.46

		1,320,482	0.98

CONTAINERS & PACKAGING
Other Securities		189,112	0.14

DISTRIBUTORS
Other Securities (a)		88,026	0.07

DIVERSIFIED CONSUMER SERVICES
Other Securities (a)(b)		634,137	0.47

DIVERSIFIED FINANCIAL SERVICES
Other Securities		413,424	0.31

DIVERSIFIED TELECOMMUNICATION SERVICES
Other Securities (a)		113,940	0.08

ELECTRIC UTILITIES
ALLETE, Inc.	17,044	635,060	0.47
UIL Holdings Corp. (b)	27,551	825,428	0.61
Unisource Energy Corp. (b)	19,961	715,402	0.53
Other Securities (a)		513,622	0.39

		2,689,512	2.00

ELECTRICAL EQUIPMENT
Brady Corp. (Class A)	28,804	939,298	0.70
Other Securities (a)		1,028,549	0.76

		1,967,847	1.46

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International, Inc.	15,400	919,842	0.68
Benchmark Electronics, Inc. (a)	33,507	608,487	0.45
Other Securities (a)(b)		4,930,362	3.67

		6,458,691	4.80

ENERGY EQUIPMENT & SERVICES
Bristow Group, Inc. (a)	19,846	939,708	0.70
Other Securities (a)(b)		2,820,137	2.10

		3,759,845	2.80

FOOD & STAPLES RETAILING
Casey’s General Stores, Inc.	20,713	880,510	0.65
Other Securities (a)(b)		1,054,075	0.79

		1,934,585	1.44

FOOD PRODUCTS
Other Securities (a)(b)		1,719,240	1.28

GAS UTILITIES
New Jersey Resources Corp. (b)	22,637	975,881	0.72
Piedmont Natural Gas Co., Inc.	25,369	709,317	0.53
Southwest Gas Corp.	24,893	912,826	0.68
Other Securities		1,371,676	1.02

		3,969,700	2.95

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

HEALTH CARE EQUIPMENT & SUPPLIES
Other Securities (a)(b)		$2,619,513	1.95%

HEALTH CARE PROVIDERS & SERVICES
Centene Corp. (a)	27,100	686,714	0.51
Other Securities (a)(b)		4,326,730	3.22

		5,013,444	3.73

HEALTH CARE TECHNOLOGY
Other Securities (a)		131,495	0.10

HOTELS, RESTAURANTS & LEISURE
Jack in the Box, Inc. (a)	29,058	613,995	0.46
Other Securities (a)(b)		1,864,064	1.38

		2,478,059	1.84

HOUSEHOLD DURABLES
Other Securities (a)(b)		2,040,250	1.52

HOUSEHOLD PRODUCTS
Other Securities (a)		469,639	0.35

INDUSTRIAL CONGLOMERATES
Other Securities		452,123	0.34

INSURANCE
Delphi Financial Group	29,722	857,182	0.64
ProAssurance Corp. (a)	16,813	1,018,868	0.76
Other Securities (a)		4,022,854	2.99

		5,898,904	4.39

INTERNET & CATALOG RETAIL
Other Securities (b)		157,725	0.12

INTERNET SOFTWARE & SERVICES
Other Securities (a)(b)		925,858	0.69

IT SERVICES
CACI International, Inc. (Class A) (a)	16,651	889,164	0.66
Other Securities (a)(b)		738,542	0.55

		1,627,706	1.21

LEISURE EQUIPMENT & PRODUCTS
Pool Corp.	27,158	612,141	0.46
Other Securities (a)		1,167,914	0.86

		1,780,055	1.32

LIFE SCIENCES TOOLS & SERVICES
Other Securities (a)(b)		460,826	0.34

MACHINERY
Actuant Corp. (Class A) (b)	37,300	992,926	0.74
CLARCOR, Inc.	14,400	617,616	0.46
Mueller Industries, Inc.	20,774	679,310	0.51
Other Securities (a)(b)		4,970,699	3.69

		7,260,551	5.40

MEDIA
Live Nation, Inc. (a)(b)	81,700	933,014	0.69
Other Securities (a)(b)		104,981	0.08

		1,037,995	0.77

METALS & MINING
Other Securities (a)(b)		1,683,369	1.25

MULTI-UTILITIES
Avista Corp.	30,953	697,062	0.52
Other Securities (b)		997,869	0.74

		1,694,931	1.26

MULTILINE RETAIL
Other Securities (a)		402,243	0.30

OIL, GAS & CONSUMABLE FUELS
Holly Corp.	24,193	986,349	0.73
World Fuel Services Corp.	37,800	1,366,848	1.02
Other Securities (a)(b)		1,737,162	1.29

		4,090,359	3.04

PAPER & FOREST PRODUCTS
Other Securities (a)(b)		1,071,122	0.80

PROFESSIONAL SERVICES
Other Securities (a)(b)		1,759,756	1.31

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust, Inc.	38,132	711,162	0.53
Entertainment Properties Trust	12,989	600,741	0.45
Kilroy Realty Corp. (b)	16,405	598,290	0.45
LaSalle Hotel Properties	25,300	667,920	0.50
Other Securities (a)(b)		7,720,181	5.73

		10,298,294	7.66

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other Securities (a)		147,375	0.11

ROAD & RAIL
Other Securities (a)(b)		1,321,380	0.98

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Varian Semiconductor Equipment Associates, Inc. (a)	20,300	750,491	0.56
Other Securities (a)(b)		3,867,709	2.88

		4,618,200	3.44

SOFTWARE
Other Securities (a)(b)		888,074	0.66

SPECIALTY RETAIL
OfficeMax, Inc. (a)	46,740	827,298	0.62
Other Securities (a)(b)		4,259,887	3.16

		5,087,185	3.78

TEXTILES, APPAREL & LUXURY GOODS
Other Securities (a)(b)		1,849,103	1.38

THRIFTS & MORTGAGE FINANCE
Other Securities (b)		1,154,631	0.86

TOBACCO
Other Securities (a)(b)		202,863	0.15

TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies, Inc.	20,769	674,577	0.50
Other Securities		470,779	0.35

		1,145,356	0.85

WATER UTILITIES
Other Securities		163,836	0.12

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SUMMARY SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

			% of
			Net
Security Description	Shares	Value	Assets

WIRELESS TELECOMMUNICATION SERVICES
Other Securities		$271,684	0.20%

TOTAL COMMON STOCKS —
(Cost $135,673,471)		134,210,248	99.82

	Principal
	Amount
CORPORATE BONDS & NOTES
CAPITAL MARKETS
Gamco Investors, Inc. Zero Coupon, 12/31/2015 (c) (Cost $2,339)	2,339	$0	0.00

	Shares
SHORT TERM INVESTMENTS
MONEY MARKET FUNDS
State Street Navigator Securities Lending Prime Portfolio (d)(e)	12,885,505	$12,885,505	9.58
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	188,824	188,824	0.14

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,074,329)		13,074,329	9.72

TOTAL INVESTMENTS (g)
(Cost $148,750,139)		147,284,577	109.54
OTHER ASSETS & LIABILITIES		(12,832,556)	(9.54)

NET ASSETS		$134,452,021	100.00

Other Securities are those securities, which individually are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund at December 31, 2010.

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR DJ Global Titans ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 2.4%
BHP Billiton, Ltd. ADR (a)	31,816	$2,956,343

BRAZIL — 1.1%
Petroleo Brasileiro SA ADR	40,416	1,381,015

FRANCE — 3.9%
BNP Paribas	18,942	1,209,849
Sanofi-Aventis SA ADR	41,740	1,345,280
Total SA ADR	42,258	2,259,958

		4,815,087

GERMANY — 3.5%
Allianz SE	8,576	1,023,152
E.ON AG	37,960	1,167,971
Siemens AG ADR	16,309	2,026,393

		4,217,516

ITALY — 0.8%
Eni SpA ADR	23,120	1,011,269

JAPAN — 3.0%
Mitsubishi UFJ Financial Group, Inc. ADR	263,938	1,427,904
Toyota Motor Corp. ADR	28,182	2,215,951

		3,643,855

NETHERLANDS ANTILLES — 1.8%
Schlumberger, Ltd.	25,889	2,161,731

RUSSIA — 1.2%
Gazprom OAO ADR	57,161	1,443,315

SOUTH KOREA — 1.4%
Samsung Electronics Co., Ltd. GDR (b)	4,135	1,744,557

SPAIN — 2.8%
Banco Santander SA ADR (a)	156,197	1,663,500
Telefonica SA ADR	25,146	1,720,490

		3,383,990

SWITZERLAND — 6.8%
Nestle SA	62,240	3,655,874
Novartis AG ADR (a)	46,547	2,743,946
Roche Holding AG	13,277	1,951,452

		8,351,272

UNITED KINGDOM — 10.5%
BP PLC ADR	59,251	2,617,117
GlaxoSmithKline PLC ADR	49,262	1,932,056
HSBC Holdings PLC ADR	66,791	3,409,012
Royal Dutch Shell PLC ADR	33,682	2,249,284
Vodafone Group PLC ADR (a)	100,363	2,652,594

		12,860,063

UNITED STATES — 60.5%
Abbott Laboratories	29,227	1,400,266
Apple, Inc. (c)	17,414	5,617,060
AT&T, Inc.	112,873	3,316,209
Bank of America Corp.	188,224	2,510,908
Chevron Corp.	37,959	3,463,759
Cisco Systems, Inc. (c)	105,119	2,126,557
ConocoPhillips	26,283	1,789,872
Exxon Mobil Corp.	95,640	6,993,197
General Electric Co.	202,725	3,707,840
Google, Inc. (Class A) (c)	4,719	2,802,944
Hewlett-Packard Co.	43,018	1,811,058
Intel Corp.	105,432	2,217,235
International Business Machines Corp.	23,539	3,454,584
Johnson & Johnson	52,419	3,242,115
JPMorgan Chase & Co.	74,157	3,145,740
Merck & Co., Inc.	58,322	2,101,925
Microsoft Corp.	144,368	4,030,754
Oracle Corp.	72,780	2,278,014
PepsiCo, Inc.	30,186	1,972,051
Pfizer, Inc.	152,631	2,672,569
Philip Morris International, Inc.	34,780	2,035,673
Procter & Gamble Co.	53,069	3,413,929
The Coca-Cola Co.	40,369	2,655,069
The Goldman Sachs Group, Inc.	8,155	1,371,345
Verizon Communications, Inc.	53,631	1,918,917
Wal-Mart Stores, Inc.	38,332	2,067,245

		74,116,835

TOTAL COMMON STOCKS —
(Cost $130,590,064)		122,086,848

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,516,533	4,516,533
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	162,231	162,231

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,678,764)		4,678,764

TOTAL INVESTMENTS — 103.5% (g)
(Cost $135,268,828)		126,765,612
OTHER ASSETS & LIABILITIES — (3.5)%		(4,293,275)

NET ASSETS — 100.0%		$122,472,337

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of December 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
DIVERSIFIED REITS — 8.0%
Colonial Properties Trust (a)	354,913	$6,406,180
Cousins Properties, Inc. (a)	413,784	3,450,958
Liberty Property Trust (a)	517,374	16,514,578
PS Business Parks, Inc.	87,371	4,868,312
Vornado Realty Trust	824,184	68,679,253
Washington Real Estate Investment Trust (a)	292,801	9,073,903

		108,993,184

INDUSTRIAL REITS — 6.1%
AMB Property Corp. (a)	769,305	24,394,662
DCT Industrial Trust, Inc. (a)	970,422	5,152,941
DuPont Fabros Technology, Inc. (a)	272,246	5,790,672
EastGroup Properties, Inc.	123,746	5,236,931
First Industrial Realty Trust, Inc. (a)(b)	267,956	2,347,295
First Potomac Realty Trust (a)	226,982	3,817,837
ProLogis	2,603,060	37,588,186

		84,328,524

OFFICE REITS — 16.7%
Alexandria Real Estate Equities, Inc. (a)	253,121	18,543,644
BioMed Realty Trust, Inc.	597,824	11,149,418
Boston Properties, Inc.	634,000	54,587,400
Brandywine Realty Trust	614,328	7,156,921
CommonWealth REIT	329,366	8,402,127
Corporate Office Properties Trust (a)	298,893	10,446,310
Digital Realty Trust, Inc. (a)	413,849	21,329,777
Douglas Emmett, Inc. (a)	564,215	9,365,969
Duke Realty Corp.	1,151,871	14,352,313
Franklin Street Properties Corp. (a)	331,030	4,717,178
Highwoods Properties, Inc. (a)	327,046	10,416,415
Kilroy Realty Corp. (a)	238,944	8,714,288
Mack-Cali Realty Corp.	361,798	11,961,042
Parkway Properties, Inc. (a)	100,765	1,765,403
Piedmont Office Realty Trust, Inc. (Class A) (a)	607,439	12,233,821
SL Green Realty Corp. (a)	356,659	24,078,049

		229,220,075

RESIDENTIAL REITS — 17.6%
American Campus Communities, Inc. (a)	305,068	9,688,960
Apartment Investment & Management Co. (Class A)	533,865	13,795,072
AvalonBay Communities, Inc.	389,624	43,852,181
BRE Properties, Inc.	291,460	12,678,510
Camden Property Trust	313,794	16,938,600
Education Realty Trust, Inc.	269,390	2,093,160
Equity Lifestyle Properties, Inc. (a)	140,898	7,880,425
Equity Residential	1,294,318	67,239,820
Essex Property Trust, Inc. (a)	143,335	16,371,724
Home Properties, Inc. (a)	171,307	9,505,826
Mid-America Apartment Communities, Inc.	156,190	9,916,503
Post Properties, Inc. (a)	221,421	8,037,582
Sun Communities, Inc. (a)	81,955	2,729,921
UDR, Inc. (a)	833,256	19,598,181

		240,326,465

RETAIL REITS — 25.3%
Acadia Realty Trust (a)	184,359	3,362,708
Alexander’s, Inc. (a)	15,858	6,537,936
CBL & Associates Properties, Inc. (a)	629,813	11,021,728
Cedar Shopping Centers, Inc. (a)	236,094	1,485,031
Developers Diversified Realty Corp. (a)	885,841	12,481,500
Equity One, Inc. (a)	254,311	4,623,374
Federal Realty Investment Trust	278,617	21,712,623
General Growth Properties, Inc. (b)	1,757,500	27,206,100
Inland Real Estate Corp. (a)	347,855	3,061,124
Kimco Realty Corp. (a)	1,837,821	33,154,291
Kite Realty Group Trust (a)	289,384	1,565,567
Pennsylvania Real Estate Investment Trust (a)	254,494	3,697,798
Ramco-Gershenson Properties Trust (a)	174,421	2,171,541
Regency Centers Corp. (a)	373,670	15,783,821
Saul Centers, Inc. (a)	35,463	1,679,173
Simon Property Group, Inc.	1,339,520	133,268,845
Tanger Factory Outlet Centers, Inc.	184,056	9,421,827
Taubman Centers, Inc. (a)	249,426	12,591,024
The Macerich Co. (a)	593,546	28,116,274
Weingarten Realty Investors (a)	546,392	12,982,274

		345,924,559

SPECIALIZED REITS — 25.9%
Ashford Hospitality Trust (a)(b)	267,866	2,584,907
DiamondRock Hospitality Co. (a)(b)	706,192	8,474,304
Extra Space Storage, Inc. (a)	394,865	6,870,651
FelCor Lodging Trust, Inc. (b)	446,001	3,139,847
HCP, Inc.	1,658,518	61,016,877
Health Care REIT, Inc.	663,343	31,601,661
Healthcare Realty Trust, Inc. (a)	295,949	6,265,240
Hersha Hospitality Trust	690,149	4,554,983
Hospitality Properties Trust	563,659	12,986,703
Host Hotels & Resorts, Inc.	3,011,057	53,807,589
LaSalle Hotel Properties	318,874	8,418,274
Nationwide Health Properties, Inc.	618,165	22,488,843
Public Storage	645,108	65,426,853
Senior Housing Properties Trust	580,082	12,726,999
Sovran Self Storage, Inc.	126,278	4,648,293
Sunstone Hotel Investors, Inc. (b)	540,934	5,587,848
U-Store-It Trust (a)	388,427	3,701,709
Universal Health Realty Income Trust (a)	53,653	1,959,944

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Ventas, Inc.	716,003	$37,575,838

		353,837,363

TOTAL COMMON STOCKS —
(Cost $1,395,024,847)		1,362,630,170

SHORT TERM INVESTMENTS — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	126,544,636	126,544,636
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	1,606,198	1,606,198

TOTAL SHORT TERM INVESTMENTS —
(Cost $128,150,834)		128,150,834

TOTAL INVESTMENTS — 109.0% (f)
(Cost $1,523,175,681)		1,490,781,004
OTHER ASSETS & LIABILITIES — (9.0)%		(123,474,495)

NET ASSETS — 100.0%		$1,367,306,509

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR KBW Bank ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 8.4%
Northern Trust Corp. (a)	715,066	$39,621,807
State Street Corp. (b)	1,109,137	51,397,409
The Bank of New York Mellon Corp.	2,456,379	74,182,646

		165,201,862

CONSUMER FINANCE — 3.5%
Capital One Financial Corp.	1,605,159	68,315,567

DIVERSIFIED BANKS — 17.0%
Comerica, Inc. (a)	1,861,358	78,623,762
U.S. Bancorp	4,474,696	120,682,551
Wells Fargo & Co.	4,443,462	137,702,887

		337,009,200

OTHER DIVERSIFIED FINANCIAL SERVICES — 22.6%
Bank of America Corp.	10,435,406	139,208,316
Citigroup, Inc. (c)	31,636,487	149,640,584
JPMorgan Chase & Co.	3,723,958	157,970,298

		446,819,198

REGIONAL BANKS — 41.4%
BB&T Corp. (a)	2,622,118	68,935,482
Commerce Bancshares, Inc.	1,024,166	40,690,099
Cullen/Frost Bankers, Inc. (a)	702,225	42,919,992
Fifth Third Bancorp (a)	6,199,032	91,001,790
Huntington Bancshares, Inc.	14,182,680	97,435,012
Keycorp	7,428,267	65,740,163
M&T Bank Corp. (a)	884,626	77,006,693
PNC Financial Services Group, Inc.	1,268,700	77,035,464
Regions Financial Corp. (a)	12,350,146	86,451,022
SunTrust Banks, Inc. (a)	3,107,778	91,710,529
Zions Bancorporation (a)	3,267,193	79,164,086

		818,090,332

THRIFTS & MORTGAGE FINANCE — 7.0%
First Niagara Financial Group, Inc. (a)	2,019,451	28,231,925
New York Community Bancorp, Inc. (a)	4,119,510	77,652,764
People’s United Financial, Inc.	2,394,245	33,543,372

		139,428,061

TOTAL COMMON STOCKS —
(Cost $2,016,032,425)		1,974,864,220

SHORT TERM INVESTMENTS — 9.6%
MONEY MARKET FUNDS — 9.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	187,562,073	187,562,073
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	1,431,503	1,431,503

TOTAL SHORT TERM INVESTMENTS —
(Cost $188,993,576)		188,993,576

TOTAL INVESTMENTS — 109.5% (g)
(Cost $2,205,026,001)		2,163,857,796
OTHER ASSETS & LIABILITIES — (9.5)%		(187,190,174)

NET ASSETS — 100.0%		$1,976,667,622

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Affiliated issuer. (Note 3)
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR KBW Capital Markets ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 28.8%
Franklin Resources, Inc.	27,695	$3,079,961
Janus Capital Group, Inc.	265,012	3,437,205
Legg Mason, Inc.	81,536	2,957,311
SEI Investments Co.	125,529	2,986,335
State Street Corp. (a)	127,515	5,909,045
T. Rowe Price Group, Inc. (b)	58,059	3,747,128

		22,116,985

INVESTMENT BANKING & BROKERAGE — 52.4%
Greenhill & Co., Inc.	19,262	1,573,320
Investment Technology Group, Inc. (c)	93,925	1,537,552
Jefferies Group, Inc.	127,442	3,393,781
Knight Capital Group, Inc. (Class A) (b)(c)	137,454	1,895,491
Lazard, Ltd. (Class A)	94,754	3,741,836
Morgan Stanley	225,309	6,130,658
optionsXpress Holdings, Inc. (b)	159,755	2,503,361
Piper Jaffray Co., Inc. (b)(c)	28,211	987,667
Raymond James Financial, Inc.	95,252	3,114,740
Stifel Financial Corp. (b)(c)	38,211	2,370,611
TD Ameritrade Holding Corp.	148,263	2,815,514
The Charles Schwab Corp.	258,401	4,421,241
The Goldman Sachs Group, Inc.	34,046	5,725,175

		40,210,947

SPECIALIZED FINANCE — 18.6%
CME Group, Inc.	15,902	5,116,468
Interactive Brokers Group, Inc. (Class A)	85,166	1,517,658
Intercontinental Exchange, Inc. (c)	25,214	3,004,248
NYSE Euronext	92,270	2,766,255
The NASDAQ OMX Group, Inc. (c)	79,528	1,885,609

		14,290,238

TOTAL COMMON STOCKS —
(Cost $94,549,828)		76,618,170

SHORT TERM INVESTMENTS — 6.9%
MONEY MARKET FUNDS — 6.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,317,432	4,317,432
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	957,273	957,273

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,274,705)		5,274,705

TOTAL INVESTMENTS — 106.7% (g)
(Cost $99,824,533)		81,892,875
OTHER ASSETS & LIABILITIES — (6.7)%		(5,127,253)

NET ASSETS — 100.0%		$76,765,622

(a)	Affiliated issuer. (Note 3)
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR KBW Insurance ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 4.6%
Ameriprise Financial, Inc.	186,818	$10,751,376

INSURANCE BROKERS — 8.3%
AON Corp.	231,176	10,636,408
Marsh & McLennan Cos., Inc.	320,515	8,762,880

		19,399,288

LIFE & HEALTH INSURANCE — 35.2%
AFLAC, Inc.	305,807	17,256,689
Lincoln National Corp.	332,458	9,245,657
MetLife, Inc.	489,602	21,757,913
Principal Financial Group, Inc.	320,917	10,449,057
Prudential Financial, Inc.	258,594	15,182,054
Unum Group	358,941	8,693,551

		82,584,921

MULTI-LINE INSURANCE — 11.1%
Assurant, Inc.	169,040	6,511,421
Genworth Financial, Inc. (Class A) (a)	771,107	10,132,346
Hartford Financial Services Group, Inc.	358,126	9,486,757

		26,130,524

PROPERTY & CASUALTY INSURANCE — 29.5%
Axis Capital Holdings, Ltd.	214,355	7,691,057
Chubb Corp. (b)	142,400	8,492,736
Cincinnati Financial Corp. (b)	218,549	6,925,818
Fidelity National Financial, Inc. (Class A) (b)	286,483	3,919,088
MBIA, Inc. (a)	633,680	7,597,823
The Allstate Corp.	260,531	8,305,728
The Progressive Corp.	397,277	7,893,894
The Travelers Cos., Inc.	332,117	18,502,238

		69,328,382

REINSURANCE — 7.1%
Arch Capital Group, Ltd. (a)	44,391	3,908,628
Everest Re Group, Ltd.	51,384	4,358,391
XL Group PLC	380,565	8,303,928

		16,570,947

THRIFTS & MORTGAGE FINANCE — 4.1%
MGIC Investment Corp. (a)(b)	934,866	9,526,285

TOTAL COMMON STOCKS —
(Cost $236,651,612)		234,291,723

SHORT TERM INVESTMENTS — 2.9%
MONEY MARKET FUNDS — 2.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,228,238	6,228,238
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	591,819	591,819

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,820,057)		6,820,057

TOTAL INVESTMENTS — 102.8% (f)
(Cost $243,471,669)		241,111,780
OTHER ASSETS & LIABILITIES — (2.8)%		(6,454,694)

NET ASSETS — 100.0%		$234,657,086

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR KBW Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMERCIAL BANKS — 6.7%
Popular, Inc. (a)	30,971	$97,249
United Community Banks, Inc. (a)(b)	22,551	43,974

		141,223

DIVERSIFIED FINANCIAL SERVICES — 5.3%
PHH Corp. (a)(b)	4,800	111,120

HOUSEHOLD DURABLES — 33.0%
D.R. Horton, Inc. (b)	12,614	150,485
KB HOME	5,644	76,137
Lennar Corp. (Class A) (b)	5,556	104,175
M.D.C. Holdings, Inc. (b)	2,410	69,336
Meritage Homes Corp. (a)(b)	3,693	81,985
Pulte Group, Inc. (a)(b)	13,510	101,595
Ryland Group, Inc. (b)	2,665	45,385
Toll Brothers, Inc. (a)(b)	3,564	67,716

		696,814

INSURANCE — 13.4%
Fidelity National Financial, Inc. (Class A) (b)	5,326	72,860
First American Financial Corp. (b)	6,175	92,254
Old Republic International Corp. (b)	8,633	117,668

		282,782

IT SERVICES — 5.7%
Lender Processing Services, Inc. (b)	4,092	120,796

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.6%
Avatar Holdings, Inc. (a)(b)	2,827	56,031

THRIFTS & MORTGAGE FINANCE — 33.2%
Astoria Financial Corp. (b)	5,130	71,358
Capitol Federal Financial, Inc.	13,639	162,441
Hudson City Bancorp, Inc. (b)	10,625	135,363
MGIC Investment Corp. (a)(b)	8,647	88,113
Ocwen Financial Corp. (a)(b)	7,554	72,065
Radian Group, Inc.	8,403	67,812
TFS Financial Corp. (b)	3,834	34,583
Washington Federal, Inc. (b)	4,119	69,693

		701,428

TOTAL COMMON STOCKS —
(Cost $2,271,191)		2,110,194

SHORT TERM INVESTMENTS — 29.0%
MONEY MARKET FUNDS — 29.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	609,532	609,532
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	2,564	2,564

TOTAL SHORT TERM INVESTMENTS —
(Cost $612,096)		612,096

TOTAL INVESTMENTS — 128.9% (f)
(Cost $2,883,287)		2,722,290
OTHER ASSETS & LIABILITIES — (28.9)%		(610,873)

NET ASSETS — 100.0%		$2,111,417

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR KBW Regional Banking ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 92.3%
Associated Ban-Corp.	1,435,372	$21,745,886
BancorpSouth, Inc. (a)	566,564	9,036,696
Bank of Hawaii Corp. (a)	347,524	16,406,608
BOK Financial Corp. (a)	256,822	13,714,295
Boston Private Financial Holdings, Inc. (a)	2,764,899	18,110,088
Cathay General Bancorp	982,092	16,400,936
City Holding Co. (a)	377,676	13,683,201
City National Corp. (a)	302,139	18,539,249
Columbia Banking System, Inc. (a)	815,926	17,183,402
Community Bank System, Inc. (a)	710,070	19,718,644
CVB Financial Corp. (a)	2,069,945	17,946,423
East West Bancorp, Inc.	1,118,062	21,858,112
F.N.B. Corp. (a)	2,288,988	22,477,862
First Commonwealth Financial Corp. (a)	1,767,739	12,515,592
First Financial Bancorp. (a)	1,057,580	19,544,078
First Horizon National Corp. (b)	921,647	10,857,005
First Midwest Bancorp, Inc.	1,526,015	17,579,693
FirstMerit Corp.	982,076	19,435,284
Fulton Financial Corp.	2,251,245	23,277,873
Glacier Bancorp, Inc. (a)	861,252	13,013,518
Hancock Holding Co. (a)	294,661	10,271,882
IBERIABANK Corp.	226,631	13,400,691
MB Financial, Inc. (a)	891,437	15,439,689
National Penn Bancshares, Inc. (a)	1,888,609	15,165,530
Old National Bancorp (a)	1,359,803	16,168,058
PacWest Bancorp (a)	815,907	17,444,092
Pinnacle Financial Partners, Inc. (a)(b)	1,080,318	14,670,718
PrivateBancorp, Inc. (a)	740,329	10,645,931
Prosperity Bancshares, Inc. (a)	355,062	13,946,835
S&T Bancorp, Inc.	566,552	12,798,410
Signature Bank (b)	317,303	15,865,150
Sterling Bancshares, Inc. (a)	2,153,024	15,114,229
Susquehanna Bancshares, Inc. (a)	1,707,260	16,526,277
SVB Financial Group (a)(b)	377,758	20,040,062
Synovus Financial Corp. (a)	6,421,339	16,952,335
TCF Financial Corp. (a)	815,840	12,082,590
Texas Capital Bancshares, Inc. (a)(b)	951,895	20,246,807
Trustmark Corp. (a)	619,502	15,388,430
UMB Financial Corp. (a)	264,414	10,952,028
Umpqua Holdings Corp. (a)	1,435,357	17,482,648
United Bankshares, Inc. (a)	528,771	15,440,113
Valley National Bancorp (a)	1,125,567	16,095,608
Westamerica Bancorporation (a)	203,983	11,314,937
Whitney Holding Corp. (a)	1,556,190	22,020,089
Wilmington Trust Corp.	1,148,263	4,983,461
Wintrust Financial Corp. (a)	574,007	18,959,451

		732,460,496

THRIFTS & MORTGAGE FINANCE — 7.5%
Brookline Bancorp, Inc.	1,269,137	13,770,136
Hudson City Bancorp, Inc.	846,112	10,779,467
Provident Financial Services, Inc. (a)	1,201,192	18,174,035
Webster Financial Corp.	876,285	17,262,815

		59,986,453

TOTAL COMMON STOCKS —
(Cost $907,364,662)		792,446,949

SHORT TERM INVESTMENTS — 13.7%
MONEY MARKET FUNDS — 13.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	108,326,494	108,326,494
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	195,316	195,316

TOTAL SHORT TERM INVESTMENTS —
(Cost $108,521,810)		108,521,810

TOTAL INVESTMENTS — 113.5% (f)
(Cost $1,015,886,472)		900,968,759
OTHER ASSETS & LIABILITIES — (13.5)%		(107,443,905)

NET ASSETS — 100.0%		$793,524,854

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 17.2%
Cisco Systems, Inc. (a)	316,666	$6,406,153
Juniper Networks, Inc. (a)	169,236	6,248,193
Nokia Oyj ADR (b)	620,712	6,405,748
QUALCOMM, Inc.	125,256	6,198,919
Research In Motion, Ltd. (a)	102,537	5,960,476
Telefonaktiebolaget LM Ericsson (Class B) ADR	547,939	6,317,737

		37,537,226

COMPUTERS & PERIPHERALS — 17.1%
Apple, Inc. (a)	19,228	6,202,184
Dell, Inc. (a)	452,686	6,133,895
EMC Corp. (a)	268,911	6,158,062
Hewlett-Packard Co.	147,148	6,194,931
NetApp, Inc. (a)	114,494	6,292,590
Seagate Technology (a)	420,089	6,313,938

		37,295,600

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Flextronics International, Ltd. (a)	807,228	6,336,740

HOUSEHOLD DURABLES — 2.9%
Sony Corp, ADR (b)	174,505	6,231,573

INTERNET & CATALOG RETAIL — 2.9%
Amazon.com, Inc. (a)	34,740	6,253,200

INTERNET SOFTWARE & SERVICES — 8.4%
eBay, Inc. (a)	207,356	5,770,717
Google, Inc. (Class A) (a)	10,483	6,226,588
Yahoo!, Inc. (a)(b)	378,346	6,291,894

		18,289,199

IT SERVICES — 11.3%
Accenture PLC (Class A)	122,740	5,951,663
Automatic Data Processing, Inc.	131,350	6,078,878
Infosys Technologies, Ltd. ADR	83,643	6,363,559
International Business Machines Corp.	42,591	6,250,655

		24,644,755

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.2%
Analog Devices, Inc.	165,024	6,216,454
Applied Materials, Inc.	453,757	6,375,286
Broadcom Corp. (Class A)	140,890	6,135,759
Intel Corp.	287,785	6,052,119
NVIDIA Corp. (a)	430,521	6,630,023
Texas Instruments, Inc.	189,866	6,170,645

		37,580,286

SOFTWARE — 20.0%
Activision Blizzard, Inc.	508,200	6,322,008
Adobe Systems, Inc. (a)	214,525	6,603,080
Intuit, Inc. (a)	124,660	6,145,738
Microsoft Corp.	222,169	6,202,959
Oracle Corp.	196,758	6,158,525
Salesforce.com, Inc. (a)(b)	45,209	5,967,588
SAP AG ADR (b)	123,545	6,252,612

		43,652,510

TOTAL COMMON STOCKS —
(Cost $215,575,727)		217,821,089

SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,454,787	11,454,787
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	193,635	193,635

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,648,422)		11,648,422

TOTAL INVESTMENTS — 105.3% (f)
(Cost $227,224,149)		229,469,511
OTHER ASSETS & LIABILITIES — (5.3)%		(11,495,032)

NET ASSETS — 100.0%		$217,974,479

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BEVERAGES — 4.5%
Brown-Forman Corp. (Class B) (a)	856,054	$59,598,479
PepsiCo, Inc.	1,315,757	85,958,405
The Coca-Cola Co.	1,262,454	83,031,600

		228,588,484

CAPITAL MARKETS — 1.4%
Eaton Vance Corp. (a)	2,333,226	70,533,422

CHEMICALS — 5.8%
Air Products & Chemicals, Inc. (a)	754,685	68,638,601
PPG Industries, Inc. (a)	1,036,074	87,102,741
RPM International, Inc.	3,443,111	76,092,753
The Valspar Corp.	1,678,112	57,861,302

		289,695,397

COMMERCIAL BANKS — 2.5%
Commerce Bancshares, Inc. (a)	1,978,107	78,590,173
Westamerica Bancorporation (a)	841,190	46,660,809

		125,250,982

COMMERCIAL SERVICES & SUPPLIES — 4.2%
Pitney Bowes, Inc. (a)	8,681,854	209,927,230

COMPUTERS & PERIPHERALS — 1.0%
Diebold, Inc. (a)	1,556,516	49,886,338

CONTAINERS & PACKAGING — 3.1%
Bemis Co., Inc. (a)	2,667,517	87,121,105
Sonoco Products Co.	2,010,746	67,701,818

		154,822,923

DISTRIBUTORS — 2.1%
Genuine Parts Co.	2,025,688	103,998,822

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
CenturyLink, Inc. (a)	4,437,385	204,874,065

ELECTRICAL EQUIPMENT — 1.5%
Emerson Electric Co.	1,302,543	74,466,383

FOOD & STAPLES RETAILING — 2.5%
Wal-Mart Stores, Inc. (a)	1,183,763	63,840,339
Walgreen Co.	1,649,763	64,274,766

		128,115,105

FOOD PRODUCTS — 4.0%
Archer-Daniels-Midland Co.	2,043,529	61,469,352
Hormel Foods Corp. (a)	1,212,014	62,127,838
McCormick & Co., Inc. (a)	1,655,210	77,016,921

		200,614,111

GAS UTILITIES — 7.2%
Atmos Energy Corp. (a)	1,919,893	59,900,662
Northwest Natural Gas Co. (a)	512,408	23,811,600
Piedmont Natural Gas Co., Inc. (a)	1,703,319	47,624,799
Questar Corp.	5,810,083	101,153,545
UGI Corp.	2,558,368	80,793,261
WGL Holdings, Inc. (a)	1,440,711	51,534,232

		364,818,099

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Becton, Dickinson & Co. (a)	772,961	65,330,664

HEALTH CARE PROVIDERS & SERVICES — 1.3%
Cardinal Health, Inc.	1,763,654	67,565,585

HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald’s Corp.	1,139,213	87,445,990

HOUSEHOLD DURABLES — 4.7%
Leggett & Platt, Inc. (a)	7,214,585	164,203,955
Stanley Black & Decker, Inc. (a)	1,098,498	73,456,561

		237,660,516

HOUSEHOLD PRODUCTS — 8.1%
Colgate-Palmolive Co.	1,035,525	83,225,144
Kimberly-Clark Corp.	1,972,867	124,369,536
Procter & Gamble Co.	1,478,993	95,143,620
The Clorox Co. (a)	1,648,340	104,306,955

		407,045,255

INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	852,296	73,553,145

INSURANCE — 6.6%
AFLAC, Inc.	1,295,071	73,080,856
Chubb Corp.	1,303,451	77,737,818
Cincinnati Financial Corp. (a)	4,852,859	153,787,102
Mercury General Corp. (a)	651,488	28,020,499

		332,626,275

IT SERVICES — 1.9%
Automatic Data Processing, Inc. (a)	2,074,963	96,029,288

MACHINERY — 2.7%
Dover Corp.	1,048,147	61,264,192
Pentair, Inc. (a)	2,009,752	73,376,046

		134,640,238

MEDIA — 1.6%
The McGraw-Hill Cos., Inc. (a)	2,261,876	82,354,905

MULTI-UTILITIES — 6.0%
Black Hills Corp. (a)	1,712,409	51,372,270
Consolidated Edison, Inc. (a)	2,911,794	144,337,629
National Fuel Gas Co. (a)	983,939	64,566,077
Vectren Corp.	1,729,775	43,901,689

		304,177,665

OIL, GAS & CONSUMABLE FUELS — 3.8%
Chevron Corp.	1,257,361	114,734,191
Exxon Mobil Corp.	1,041,183	76,131,301

		190,865,492

PHARMACEUTICALS — 4.2%
Abbott Laboratories	2,328,907	111,577,935
Johnson & Johnson	1,631,998	100,939,076

		212,517,011

REAL ESTATE INVESTMENT TRUSTS — 5.4%
HCP, Inc.	4,909,719	180,628,562
National Retail Properties, Inc.	3,475,730	92,106,845

		272,735,407

See accompanying notes to financial statements.

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 2.5%
Lowe’s Cos., Inc.	2,444,172	$61,299,834
The Sherwin-Williams Co. (a)	749,259	62,750,441

		124,050,275

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
V.F. Corp. (a)	1,050,134	90,500,548

TOBACCO — 0.8%
Universal Corp. (a)	995,399	40,512,739

TOTAL COMMON STOCKS —
(Cost $4,568,213,224)		5,025,202,359

SHORT TERM INVESTMENTS — 9.6%
MONEY MARKET FUNDS — 9.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	473,296,663	473,296,663
State Street Institutional Liquid Reserves Fund 0.18% (c)(d)	12,261,187	12,261,187

TOTAL SHORT TERM INVESTMENTS —
(Cost $485,557,850)		485,557,850

TOTAL INVESTMENTS — 109.4% (e)
(Cost $5,053,771,074)		5,510,760,209
OTHER ASSETS & LIABILITIES — (9.4)%		(473,647,475)

NET ASSETS — 100.0%		$5,037,112,734

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the value of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
Acorda Therapeutics, Inc. (a)	583,850	$15,915,751
Alexion Pharmaceuticals, Inc. (a)	209,818	16,900,840
Alkermes, Inc. (a)	1,419,519	17,431,693
Amgen, Inc. (a)	296,827	16,295,802
Amylin Pharmaceuticals, Inc. (a)(b)	1,161,807	17,090,181
Biogen Idec, Inc. (a)	241,271	16,177,221
BioMarin Pharmaceutical, Inc. (a)(b)	586,899	15,805,190
Celgene Corp. (a)	278,410	16,465,168
Cephalon, Inc. (a)(b)	252,986	15,614,296
Cepheid, Inc. (a)(b)	686,934	15,627,749
Cubist Pharmaceuticals, Inc. (a)	737,590	15,784,426
Dendreon Corp. (a)	424,916	14,838,067
Enzon Pharmaceuticals, Inc. (a)	1,398,424	17,018,820
Genzyme Corp. (a)	229,105	16,312,276
Gilead Sciences, Inc. (a)	425,413	15,416,967
Human Genome Sciences, Inc. (a)(b)	666,328	15,918,576
Incyte Corp. (a)(b)	1,031,530	17,082,137
Isis Pharmaceuticals, Inc. (a)(b)	1,661,350	16,812,862
Martek Biosciences Corp. (a)(b)	711,367	22,265,787
Micromet, Inc. (a)	2,091,343	16,981,705
Myriad Genetics, Inc. (a)	701,112	16,013,398
Onyx Pharmaceuticals, Inc. (a)	481,105	17,738,341
Pharmasset, Inc. (a)(b)	327,388	14,211,913
Regeneron Pharmaceuticals, Inc. (a)(b)	529,751	17,391,725
Savient Pharmaceuticals, Inc. (a)(b)	1,344,395	14,976,560
Seattle Genetics, Inc. (a)(b)	1,053,909	15,755,940
Talecris Biotherapeutics Holdings Corp. (a)	717,754	16,723,668
Theravance, Inc. (a)(b)	590,359	14,800,300
United Therapeutics Corp. (a)(b)	252,965	15,992,447
Vertex Pharmaceuticals, Inc. (a)	468,715	16,419,087

TOTAL COMMON STOCKS —
(Cost $473,292,769)		491,778,893

SHORT TERM INVESTMENTS — 15.8%
MONEY MARKET FUNDS — 15.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	77,544,250	77,544,250
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	255,131	255,131

TOTAL SHORT TERM INVESTMENTS —
(Cost $77,799,381)		77,799,381

TOTAL INVESTMENTS — 115.8% (f)
(Cost $551,092,150)		569,578,274
OTHER ASSETS & LIABILITIES — (15.8)%		(77,675,010)

NET ASSETS — 100.0%		$491,903,264

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BUILDING PRODUCTS — 31.7%
A.O. Smith Corp.	782,933	$29,814,089
Ameron International Corp. (a)	421,786	32,211,797
Armstrong World Industries, Inc. (a)	848,972	36,505,796
Lennox International, Inc.	719,511	34,025,675
Masco Corp.	2,492,362	31,553,303
Owens Corning, Inc. (a)(b)	1,172,915	36,536,302
Simpson Manufacturing Co., Inc. (a)	1,186,617	36,678,331
USG Corp. (a)(b)	2,301,889	38,740,792

		276,066,085

HOME FURNISHINGS — 12.0%
Leggett & Platt, Inc.	1,520,372	34,603,667
Mohawk Industries, Inc. (a)(b)	581,415	33,001,115
Tempur-Pedic International, Inc. (b)	909,189	36,422,111

		104,026,893

HOME FURNISHING RETAIL — 15.7%
Aaron’s, Inc. (a)	1,633,038	33,297,645
Bed Bath & Beyond, Inc. (b)	721,162	35,445,112
Pier 1 Imports, Inc. (a)(b)	3,199,440	33,594,120
Williams-Sonoma, Inc. (a)	968,463	34,564,445

		136,901,322

HOME IMPROVEMENT RETAIL — 7.8%
Lowe’s Cos., Inc.	1,337,105	33,534,593
The Home Depot, Inc.	980,324	34,370,160

		67,904,753

HOMEBUILDING — 32.8%
D.R. Horton, Inc. (a)	3,027,083	36,113,100
KB HOME (a)	2,672,085	36,046,427
Lennar Corp. (Class A) (a)	1,906,254	35,742,263
M.D.C. Holdings, Inc. (a)	1,268,735	36,501,506
NVR, Inc. (b)	50,351	34,793,548
Pulte Group, Inc. (a)(b)	4,803,717	36,123,952
Ryland Group, Inc. (a)	2,081,577	35,449,256
Toll Brothers, Inc. (a)(b)	1,802,425	34,246,075

		285,016,127

TOTAL COMMON STOCKS —
(Cost $886,802,809)		869,915,180

SHORT TERM INVESTMENTS — 12.2%
MONEY MARKET FUNDS — 12.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	106,342,200	106,342,200
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	182,238	182,238

TOTAL SHORT TERM INVESTMENTS —
(Cost $106,524,438)		106,524,438

TOTAL INVESTMENTS — 112.2% (f)
(Cost $993,327,247)		976,439,618
OTHER ASSETS & LIABILITIES — (12.2)%		(106,063,437)

NET ASSETS — 100.0%		$870,376,181

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALUMINUM — 7.6%
Alcoa, Inc.	3,080,476	$47,408,525
Century Aluminum Co. (a)(b)	2,740,145	42,554,452

		89,962,977

COAL & CONSUMABLE FUELS — 23.2%
Alpha Natural Resources, Inc. (b)	830,278	49,841,588
Arch Coal, Inc.	1,367,109	47,930,842
Consol Energy, Inc.	997,901	48,637,695
International Coal Group, Inc. (b)	5,194,938	40,208,820
Massey Energy Co.	844,546	45,309,893
Peabody Energy Corp.	708,305	45,317,354

		277,246,192

DIVERSIFIED METALS & MINING — 15.2%
Compass Minerals International, Inc. (a)	489,572	43,704,092
Freeport-McMoRan Copper & Gold, Inc.	388,975	46,712,008
Titanium Metals Corp. (b)	2,478,726	42,584,513
Walter Energy, Inc.	374,477	47,873,140

		180,873,753

GOLD — 7.4%
Newmont Mining Corp.	714,665	43,901,871
Royal Gold, Inc.	817,424	44,655,873

		88,557,744

PRECIOUS METALS & MINERALS — 11.6%
Coeur d’Alene Mines Corp. (a)(b)	1,659,006	45,324,044
Hecla Mining Co. (a)(b)	4,110,191	46,280,750
Stillwater Mining Co. (b)	2,187,222	46,697,190

		138,301,984

STEEL — 34.9%
AK Steel Holding Corp. (a)	3,010,736	49,285,748
Allegheny Technologies, Inc. (a)	822,165	45,367,065
Carpenter Technology Corp.	1,140,779	45,904,947
Cliffs Natural Resources, Inc.	590,565	46,069,976
Commercial Metals Co. (a)	2,589,804	42,964,848
Nucor Corp. (a)	1,048,201	45,932,168
Reliance Steel & Aluminum Co.	886,488	45,299,537
Steel Dynamics, Inc. (a)	2,625,379	48,044,436
United States Steel Corp. (a)	818,749	47,831,316

		416,700,041

TOTAL COMMON STOCKS —
(Cost $1,106,105,339)		1,191,642,691

SHORT TERM INVESTMENTS — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	100,826,120	100,826,120
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	1,196,936	1,196,936

TOTAL SHORT TERM INVESTMENTS —
(Cost $102,023,056)		102,023,056

TOTAL INVESTMENTS — 108.4% (f)
(Cost $1,208,128,395)		1,293,665,747
OTHER ASSETS & LIABILITIES — (8.4)%		(100,257,671)

NET ASSETS — 100.0%		$1,193,408,076

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 35.5%
Atwood Oceanics, Inc. (a)(b)	470,256	$17,573,467
Diamond Offshore Drilling, Inc. (a)	269,149	17,997,994
Helmerich & Payne, Inc. (a)	369,203	17,898,961
Nabors Industries, Ltd. (b)	770,345	18,072,294
Noble Corp. (a)	508,341	18,183,358
Patterson-UTI Energy, Inc.	806,300	17,375,765
Pride International, Inc. (b)	549,622	18,137,526
Rowan Cos., Inc. (b)	524,563	18,312,494
Transocean, Ltd. (a)(b)	244,097	16,967,182

		160,519,041

OIL & GAS EQUIPMENT & SERVICES — 64.4%
Baker Hughes, Inc.	326,853	18,686,186
Cameron International Corp. (b)	357,139	18,117,661
Core Laboratories NV	198,215	17,651,046
Dresser-Rand Group, Inc. (b)	432,553	18,422,432
Dril-Quip, Inc. (a)(b)	217,344	16,891,976
FMC Technologies, Inc. (b)	200,697	17,843,970
Halliburton Co.	438,176	17,890,726
McDermott International, Inc. (b)	881,721	18,242,807
National-Oilwell Varco, Inc.	281,275	18,915,744
Oceaneering International, Inc. (b)	245,774	18,096,340
Oil States International, Inc. (b)	279,946	17,941,739
Schlumberger, Ltd.	216,141	18,047,774
SEACOR Holdings, Inc.	176,743	17,866,950
Superior Energy Services, Inc. (b)	509,375	17,823,031
Tidewater, Inc. (a)	345,923	18,624,494
Weatherford International, Ltd. (b)	851,837	19,421,884

		290,484,760

TOTAL COMMON STOCKS —
(Cost $380,768,896)		451,003,801

SHORT TERM INVESTMENTS — 4.7%
MONEY MARKET FUNDS — 4.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	19,256,971	19,256,971
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	1,794,494	1,794,494

TOTAL SHORT TERM INVESTMENTS —
(Cost $21,051,465)		21,051,465

TOTAL INVESTMENTS — 104.6% (f)
(Cost $401,820,361)		472,055,266
OTHER ASSETS & LIABILITIES — (4.6)%		(20,831,641)

NET ASSETS — 100.0%		$451,223,625

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
INTEGRATED OIL & GAS — 10.8%
Chevron Corp.	219,027	$19,986,214
ConocoPhillips	295,166	20,100,805
Exxon Mobil Corp.	264,000	19,303,680
Occidental Petroleum Corp.	204,823	20,093,136

		79,483,835

OIL & GAS EXPLORATION & PRODUCTION — 72.7%
Anadarko Petroleum Corp.	276,156	21,032,041
Apache Corp.	165,842	19,773,342
Atlas Energy, Inc. (a)	438,260	19,270,292
Brigham Exploration Co. (a)	709,794	19,334,788
Cabot Oil & Gas Corp.	539,024	20,402,058
Chesapeake Energy Corp. (b)	831,524	21,544,787
Cimarex Energy Co.	222,326	19,682,521
Concho Resources, Inc. (a)	227,835	19,974,294
Continental Resources, Inc. (a)(b)	326,952	19,241,125
Denbury Resources, Inc. (a)	969,862	18,514,666
Devon Energy Corp.	260,034	20,415,269
EOG Resources, Inc.	210,021	19,198,020
EQT Corp.	442,735	19,852,237
EXCO Resources, Inc.	1,029,626	19,995,337
Forest Oil Corp. (a)	549,122	20,850,162
Newfield Exploration Co. (a)	263,334	18,989,015
Noble Energy, Inc.	231,274	19,908,066
Petrohawk Energy Corp. (a)	1,002,055	18,287,504
Pioneer Natural Resources Co. (b)	226,099	19,629,915
Plains Exploration & Production Co. (a)	624,861	20,083,032
QEP Resources, Inc.	514,089	18,666,572
Range Resources Corp. (b)	449,940	20,238,301
Rosetta Resources, Inc. (a)	524,717	19,750,348
SM Energy Co.	351,282	20,701,048
Southwestern Energy Co. (a)	534,648	20,011,875
Ultra Petroleum Corp. (a)(b)	396,358	18,934,022
Whiting Petroleum Corp. (a)	167,784	19,662,607

		533,943,244

OIL & GAS REFINING & MARKETING — 16.5%
Frontier Oil Corp. (a)	1,111,279	20,014,135
Holly Corp. (b)	496,285	20,233,539
Sunoco, Inc.	475,979	19,186,714
Tesoro Corp. (a)(b)	1,094,088	20,284,392
Valero Energy Corp.	881,545	20,381,320
World Fuel Services Corp. (b)	588,259	21,271,445

		121,371,545

TOTAL COMMON STOCKS —
(Cost $718,976,349)		734,798,624

SHORT TERM INVESTMENTS — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	41,854,886	41,854,886
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	1,582,950	1,582,950

TOTAL SHORT TERM INVESTMENTS —
(Cost $43,437,836)		43,437,836

TOTAL INVESTMENTS — 105.9% (f)
(Cost $762,414,185)		778,236,460
OTHER ASSETS & LIABILITIES — (5.9)%		(43,015,239)

NET ASSETS — 100.0%		$735,221,221

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
PHARMACEUTICALS — 100.0%
Abbott Laboratories	181,818	$8,710,900
Allergan, Inc.	124,992	8,583,201
Auxilium Pharmaceuticals, Inc. (a)(b)	431,400	9,102,540
Bristol-Myers Squibb Co.	332,496	8,804,494
Eli Lilly & Co.	247,518	8,673,031
Endo Pharmaceuticals Holdings, Inc. (b)	237,601	8,484,732
Forest Laboratories, Inc. (b)	264,939	8,472,749
Hospira, Inc. (b)	153,869	8,568,965
Impax Laboratories, Inc. (b)	453,071	9,111,258
Johnson & Johnson	139,851	8,649,784
Medicis Pharmaceutical Corp. (Class A) (a)	315,647	8,456,183
Merck & Co., Inc.	240,572	8,670,215
Mylan, Inc. (b)	429,900	9,083,787
Nektar Therapeutics (a)(b)	615,803	7,913,069
Par Pharmaceutical Cos., Inc. (b)	227,847	8,774,388
Perrigo Co. (a)	131,066	8,300,410
Pfizer, Inc.	508,707	8,907,460
Questcor Pharmaceuticals, Inc. (a)(b)	571,121	8,412,612
Salix Pharmaceuticals, Ltd. (a)(b)	197,180	9,259,573
The Medicines Co. (b)	619,327	8,751,090
ViroPharma, Inc. (b)	512,623	8,878,630
VIVUS, Inc. (a)(b)	921,085	8,630,566
Warner Chilcott PLC	406,297	9,166,060
Watson Pharmaceuticals, Inc. (b)	175,267	9,052,541

TOTAL COMMON STOCKS —
(Cost $189,215,587)		209,418,238

SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,344,263	11,344,263
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	56,769	56,769

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,401,032)		11,401,032

TOTAL INVESTMENTS — 105.4% (f)
(Cost $200,616,619)		220,819,270
OTHER ASSETS & LIABILITIES — (5.4)%		(11,298,800)

NET ASSETS — 100.0%		$209,520,470

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
APPAREL RETAIL — 32.1%
Abercrombie & Fitch Co. (Class A)	270,495	$15,588,627
Aeropostale, Inc. (a)	621,073	15,303,239
American Eagle Outfitters, Inc.	981,300	14,356,419
AnnTaylor Stores Corp. (a)(b)	565,199	15,480,801
Ascena Retail Group, Inc. (a)	577,943	15,269,254
Chico’s FAS, Inc.	1,227,049	14,761,399
Collective Brands, Inc. (a)(b)	723,791	15,271,990
Foot Locker, Inc.	784,121	15,384,454
Genesco, Inc. (a)	405,525	15,203,132
Guess ?, Inc.	315,270	14,918,576
J. Crew Group, Inc. (a)	345,592	14,908,839
Jos. A. Bank Clothiers, Inc. (a)(b)	371,627	14,984,001
Limited Brands, Inc.	480,098	14,753,412
Ross Stores, Inc.	232,689	14,717,579
The Buckle, Inc. (b)	391,777	14,797,417
The Children’s Place Retail Stores, Inc. (a)(b)	286,480	14,220,867
The Finish Line, Inc. (Class A)	790,250	13,584,397
The Gap, Inc.	704,851	15,605,401
The Men’s Wearhouse, Inc. (b)	608,580	15,202,328
The TJX Cos., Inc.	335,930	14,911,933
Urban Outfitters, Inc. (a)	407,017	14,575,279

		313,799,344

AUTOMOTIVE RETAIL — 10.8%
Advance Auto Parts, Inc.	222,853	14,741,726
AutoNation, Inc. (a)(b)	571,338	16,111,732
AutoZone, Inc. (a)	57,194	15,590,512
CarMax, Inc. (a)(b)	438,602	13,982,632
Group 1 Automotive, Inc.	362,905	15,154,913
Monro Muffler Brake, Inc. (b)	431,052	14,910,089
O’Reilly Automotive, Inc. (a)	246,425	14,888,998

		105,380,602

CATALOG RETAIL — 1.6%
HSN, Inc. (a)(b)	501,706	15,372,272

COMPUTER & ELECTRONICS RETAIL — 6.0%
Best Buy Co., Inc.	362,218	12,420,455
GameStop Corp. (Class A) (a)(b)	680,776	15,576,155
RadioShack Corp. (b)	782,096	14,460,955
Rent-A-Center, Inc.	499,238	16,115,403

		58,572,968

DEPARTMENT STORES — 7.8%
J.C. Penney Co., Inc.	445,862	14,405,801
Kohl’s Corp. (a)	282,303	15,340,345
Macy’s, Inc.	594,011	15,028,479
Nordstrom, Inc.	359,008	15,214,759
Sears Holdings Corp. (a)(b)	222,092	16,379,285

		76,368,669

DRUG RETAIL — 3.2%
CVS Caremark Corp.	450,014	15,646,987
Walgreen Co.	415,630	16,192,945

		31,839,932

FOOD RETAIL — 8.1%
Ruddick Corp. (b)	396,266	14,598,440
Safeway, Inc. (b)	705,913	15,875,983
SUPERVALU, Inc. (b)	1,740,374	16,759,802
The Kroger Co.	733,245	16,395,358
Whole Foods Market, Inc. (a)(b)	305,873	15,474,115

		79,103,698

GENERAL MERCHANDISE STORES — 4.7%
Dollar Tree, Inc. (a)	267,220	14,985,697
Family Dollar Stores, Inc.	304,276	15,125,560
Target Corp.	256,845	15,444,090

		45,555,347

HYPERMARKETS & SUPER CENTERS — 3.1%
Costco Wholesale Corp.	212,529	15,346,719
Wal-Mart Stores, Inc.	278,940	15,043,234

		30,389,953

INTERNET RETAIL — 4.5%
Amazon.com, Inc. (a)	86,219	15,519,420
Netflix, Inc. (a)(b)	77,874	13,682,462
Priceline.com, Inc. (a)	36,068	14,410,969

		43,612,851

SPECIALTY STORES — 17.8%
Dick’s Sporting Goods, Inc. (a)(b)	417,205	15,645,187
Jo-Ann Stores, Inc. (a)(b)	328,053	19,755,352
Office Depot, Inc. (a)	3,109,154	16,789,432
OfficeMax, Inc. (a)(b)	834,712	14,774,402
PetSmart, Inc.	384,486	15,310,232
Sally Beauty Holdings, Inc. (a)	1,038,505	15,089,478
Signet Jewelers, Ltd. (a)	360,973	15,666,228
Staples, Inc.	683,634	15,566,346
Tiffany & Co.	237,784	14,806,810
Tractor Supply Co. (b)	317,620	15,401,394
Ulta Salon Cosmetics & Fragrance, Inc. (a)	436,230	14,831,820

		173,636,681

TOTAL COMMON STOCKS —
(Cost $984,977,654)		973,632,317

SHORT TERM INVESTMENTS — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigator Security Lending Prime Portfolio (c)(d)	66,607,568	66,607,568
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	2,747,592	2,747,592

TOTAL SHORT TERM INVESTMENTS —
(Cost $69,355,160)		69,355,160

See accompanying notes to financial statements.

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Value

TOTAL INVESTMENTS — 106.8% (f)
(Cost $1,054,332,814)	$1,042,987,477
OTHER ASSETS & LIABILITIES — (6.8)%	(66,304,560)

NET ASSETS — 100.0%	$976,682,917

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
SEMICONDUCTORS — 99.7%
Advanced Micro Devices, Inc. (a)	507,041	$4,147,595
Altera Corp. (b)	110,074	3,916,433
Analog Devices, Inc.	108,366	4,082,147
Atheros Communications, Inc. (a)	116,783	4,194,845
Atmel Corp. (a)	329,712	4,062,052
Broadcom Corp. (Class A)	88,875	3,870,506
Cree, Inc. (a)	56,745	3,738,928
Cypress Semiconductor Corp. (a)	226,770	4,213,387
First Solar, Inc. (a)(b)	29,662	3,860,213
Intel Corp.	186,795	3,928,299
International Rectifier Corp. (a)	134,172	3,983,567
Linear Technology Corp. (b)	118,165	4,087,327
LSI Corp. (a)	683,098	4,091,757
Marvell Technology Group, Ltd. (a)	209,262	3,881,810
Maxim Integrated Products, Inc.	166,299	3,927,982
Microchip Technology, Inc. (b)	116,395	3,981,873
Micron Technology, Inc. (a)	495,327	3,972,522
National Semiconductor Corp.	296,286	4,076,895
NVIDIA Corp. (a)	273,709	4,215,119
ON Semiconductor Corp. (a)	442,810	4,374,963
Rambus, Inc. (a)(b)	199,087	4,077,302
RF Micro Devices, Inc. (a)	520,542	3,825,984
Silicon Laboratories, Inc. (a)	87,328	4,018,835
Skyworks Solutions, Inc. (a)	145,949	4,178,520
Texas Instruments, Inc.	124,756	4,054,570
TriQuint Semiconductor, Inc. (a)	333,234	3,895,505
Xilinx, Inc. (b)	142,867	4,140,286

TOTAL COMMON STOCKS —
(Cost $111,699,009)		108,799,222

SHORT TERM INVESTMENTS — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,612,265	6,612,265
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	385,063	385,063

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,997,328)		6,997,328

TOTAL INVESTMENTS — 106.1% (f)
(Cost $118,696,337)		115,796,550
OTHER ASSETS & LIABILITIES — (6.1)%		(6,616,191)

NET ASSETS — 100.0%		$109,180,359

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 input. (Note 2)

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.8%
CAPITAL MARKETS — 9.1%
Morgan Stanley Capital Trust III, 6.25%	38,507	$863,327
Morgan Stanley Capital Trust IV, 6.25% (a)	27,056	616,877
Morgan Stanley Capital Trust V, 5.75% (a)	21,861	478,100
Morgan Stanley Capital Trust VI, 6.60%	37,661	892,566
Morgan Stanley Capital Trust VII, 6.60%	48,064	1,141,520
Morgan Stanley Capital Trust VIII, 6.45%	36,052	845,419
The Bank of New York Capital V Series F, 5.95%	15,256	380,790
The Goldman Sachs Group, Inc., 6.13% (a)	57,956	1,341,682
The Goldman Sachs Group, Inc. Series A, 3.75% (b)	32,769	688,804
The Goldman Sachs Group, Inc. Series B, 6.20%	34,935	843,680
The Goldman Sachs Group, Inc. Series D, 4.00% (a)(b)	59,040	1,270,541

		9,363,306

COMMERCIAL BANKS — 38.1%
BAC Capital Trust I, 7.00%	24,689	600,436
BAC Capital Trust II, 7.00% (a)	38,663	943,377
BAC Capital Trust III, 7.00%	21,443	521,494
BAC Capital Trust IV, 5.88%	16,130	345,666
BAC Capital Trust V, 6.00%	22,208	481,692
BAC Capital Trust VIII, 6.00%	21,458	462,849
BAC Capital Trust X Series B, 6.25% (a)	38,663	850,586
BAC Capital Trust XII, 6.88%	37,040	898,220
Bank One Capital Trust VI, 7.20%	22,925	584,817
Barclays Bank PLC Series 2, 6.63% (a)	26,056	607,887
Barclays Bank PLC Series 3, 7.10% (a)	47,882	1,193,698
Barclays Bank PLC Series 4, 7.75%	39,978	1,016,241
Barclays Bank PLC Series 5, 8.13%	92,180	2,369,026
BB&T Capital Trust V, 8.95% (b)	19,681	540,243
BB&T Capital Trust VI, 9.60% (a)	25,091	725,130
BB&T Capital Trust VII, 8.10%	15,256	419,387
Fifth Third Capital Trust V, 7.25% (b)	25,091	624,264
Fifth Third Capital Trust VI, 7.25% (a)(b)	37,732	943,677
Fifth Third Capital Trust VII, 8.88% (b)	17,518	462,475
Fleet Capital Trust VIII, 7.20% (a)	23,320	576,004
HSBC Holdings PLC, 8.00% (a)	77,422	2,063,296
HSBC Holdings PLC, 8.13%	44,802	1,202,038
HSBC Holdings PLC, Series A, 6.20% (a)	29,542	676,512
HSBC USA, Inc. Series F, 3.50% (a)(b)	10,556	224,737
HSBC USA, Inc. Series G, 4.00% (a)(b)	7,614	180,223
KeyCorp Capital IX, 6.75% (a)	14,425	346,200
KeyCorp Capital X, 8.00%	24,793	630,238
Lloyds Banking Group PLC, 7.75%	37,741	979,379
M&T Capital Trust IV, 8.50% (a)	15,256	406,115
National City Capital Trust II, 6.63% (a)	32,769	818,570
National City Capital Trust III, 6.63% (a)	21,840	542,942
National City Capital Trust IV, 8.00%	22,599	588,026
PNC Capital Trust D, 6.13% (a)	13,091	326,490
PNC Capital Trust E, 7.75%	19,682	517,243
Santander Finance Preferred SA Unipersonal, 10.50% (a)	36,021	1,003,545
Suntrust Cap IX, 7.88%	29,959	773,242
UBS Preferred Funding Trust IV Series D, 0.96% (a)(b)	13,086	221,415
US Bancorp Capital VI, 5.75% (a)	12,006	297,869
US Bancorp Capital VII, 5.88%	13,086	322,832
US Bancorp Capital VIII Series 1, 6.35%	16,434	408,549
US Bancorp Capital X, 6.50% (a)	21,843	556,778
US Bancorp Capital XI, 6.60% (a)	33,420	838,842
US Bancorp Capital XII, 6.30%	23,364	580,362
US Bancorp Series B, 3.50% (a)(b)	43,693	983,966
US Bancorp Series D, 7.88%	21,842	589,516
Wachovia Capital Trust IV, 6.38% (a)	38,277	940,849
Wachovia Capital Trust IX, 6.38%	34,935	862,196
Wachovia Capital Trust X, 7.85% (a)	36,654	965,833
Wells Fargo & Co. Series J, 8.00%	54,444	1,480,332
Wells Fargo Capital IX, 5.63% (a)	12,660	305,739
Wells Fargo Capital Trust IV, 7.00% (a)	32,913	833,686
Wells Fargo Capital VII, 5.85% (a)	12,660	316,500
Wells Fargo Capital XI, 6.25% (a)	25,324	636,139
Wells Fargo Capital XII, 7.88% (a)	39,881	1,069,608
Wells Fargo Capital XIV, 8.63% (a)	17,467	481,565

		39,138,541

CONSUMER FINANCE — 1.4%
Capital One Capital II, 7.50% (a)	15,129	385,185
HSBC Finance Corp., 6.36%	11,701	267,251
HSBC USA, Inc. Series H, 6.50% (a)	7,574	185,033
MBNA Capital D Series D, 8.13%	13,091	331,202
SLM Corp., 6.00% (a)	13,086	266,169

		1,434,840

DIVERSIFIED FINANCIAL SERVICES — 24.9%
Countrywide Capital IV, 6.75%	21,840	517,608
Countrywide Capital V, 7.00% (a)	65,319	1,606,847
Credit Suisse Guernsey, 7.90%	66,620	1,784,084
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	35,796	824,024
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	18,720	420,264

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Deutsche Bank Capital Funding Trust X, 7.35%	25,106	$631,416
Deutsche Bank Contingent Capital Trust II, 6.55%	24,953	577,662
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	61,512	1,564,250
Deutsche Bank Contingent Capital Trust V, 8.05% (a)	43,201	1,129,274
General Electric Capital Corp., 6.50%	9,883	258,737
General Electric Capital Corp., 6.00% (a)	39,450	1,005,975
General Electric Capital Corp., 6.05%	23,730	606,776
General Electric Capital Corp., 5.88% (a)	29,665	739,548
General Electric Capital Corp., 6.10% (a)	39,450	995,323
General Electric Capital Corp., 6.63%	39,450	1,005,186
General Electric Capital Corp. Series A, 6.45%	19,776	504,288
HSBC Finance Corp., 6.88%	6,146	155,985
HSBC Finance Corp., 6.00% (a)	6,149	147,515
JP Morgan Chase & Co., 8.63%	30,790	848,265
JP Morgan Chase Capital X, 7.00%	17,117	433,231
JP Morgan Chase Capital XI Series K, 5.88%	18,407	448,210
JP Morgan Chase Capital XII, 6.25%	6,886	173,734
JP Morgan Chase Capital XIV, 6.20%	10,231	256,184
JP Morgan Chase Capital XIX Series S, 6.63% (a)	9,586	242,142
JP Morgan Chase Capital XVI, 6.35% (a)	8,603	216,021
JP Morgan Chase Capital XXIV Series X, 6.88%	11,953	308,268
JP Morgan Chase Capital XXIX, 6.70% (a)	25,725	657,017
JP Morgan Chase Capital XXVI, 8.00% (a)(b)	31,043	835,367
JP Morgan Chase Capital XXVIII, 7.20% (a)(b)	25,726	694,345
Merrill Lynch Capital Trust I Series K, 6.45% (a)(b)	45,851	1,017,892
Merrill Lynch Capital Trust II, 6.45% (b)	41,522	917,636
Merrill Lynch Capital Trust III, 7.00% (a)	32,769	782,524
Merrill Lynch Capital Trust III, 7.38% (a)	32,769	821,847
Merrill Lynch Capital Trust IV, 7.12% (a)	17,514	430,494
Merrill Lynch Capital Trust V Series F, 7.28%	37,200	911,400
Repsol International Capital, Ltd. Series A, 7.45%	30,597	785,731
Tennessee Valley Authority Series A, 4.50% (a)(b)	11,946	298,531

		25,553,601

ELECTRIC UTILITIES — 3.4%
Alabama Power Co. Series B, 5.88% (a)	10,921	283,946
American Electric Power, 8.75% (a)	13,737	382,438
BGE Capital Trust II, 6.20%	10,921	273,462
FPC Capital I Series A, 7.10%	13,091	333,821
FPL Group Capital Trust I, 5.88%	13,091	325,442
Georgia Power Co. Series D, 6.38% (a)	13,091	350,315
NextEra Energy Capital Holdings, Inc., 8.75%	16,434	459,166
NextEra Energy Capital Holdings, Inc., 6.60%	15,256	390,706
NextEra Energy Capital Holdings, Inc., 7.45% (a)	15,256	398,944
PPL Energy Supply LLC, 7.00% (a)	10,920	283,702

		3,481,942

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Tennessee Valley Authority Series D, 4.73% (b)	14,402	361,202

INSURANCE — 11.1%
Aegon NV, 6.88% (a)	24,006	546,857
Aegon NV, 7.25% (a)	45,851	1,096,756
Aegon NV, 6.38% (a)	43,693	945,516
Aegon NV, 6.50% (a)	21,860	475,455
Aegon NV Series 1, 4.00% (a)(b)	10,921	228,686
American International Group, Inc., 7.70% (a)(b)	48,116	1,174,030
American International Group, Inc. Series A-4, 6.45% (b)	32,769	706,827
Axis Capital Holdings Series A, 7.25%	10,921	273,571
Everest RE Capital Trust II Series B, 6.20%	13,951	310,549
Lincoln National Corp., 6.75% (a)	12,006	301,831
MetLife, Inc. Series A, 4.00% (a)(b)	26,272	623,697
MetLife, Inc. Series B, 6.50%	65,529	1,625,119
PartnerRe, Ltd. Series C, 6.75%	12,651	311,215
Principal Financial Group, Inc. Series B, 6.52% (b)	10,921	271,278
Prudential Financial, Inc., 9.00%	40,231	1,105,950
Prudential PLC, 6.75% (a)	10,921	273,899
Prudential PLC, 6.50%	13,091	322,824
RenaissanceRe Holdings, Ltd. Series C, 6.08% (a)	10,921	248,344
RenaissanceRe Holdings, Ltd. Series D, 6.60% (a)	13,086	322,308
W.R. Berkley Capital Trust II, 6.75%	10,921	272,916

		11,437,628

MEDIA — 3.8%
CBS Corp., 6.75%	30,597	773,186
Comcast Corp., 7.00%	15,129	383,520

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Comcast Corp., 6.63% (a)	25,091	$638,566
Comcast Corp. Series B, 7.00%	49,203	1,244,836
Viacom, Inc., 6.85%	32,769	831,677

		3,871,785

MULTI-UTILITIES — 1.3%
Dominion Resources Inc. Series A, 8.38%	29,959	849,038
Xcel Energy, Inc., 7.60%	17,518	480,519

		1,329,557

REAL ESTATE INVESTMENT TRUSTS — 4.6%
Harris Preferred Capital Corp. Series A, 7.38%	10,921	275,318
Hospitality Properties Trust Series C, 7.00% (a)	13,841	331,907
Kimco Realty Corp. Series G, 7.75% (a)	20,114	531,009
Public Storage Series I, 7.25% (a)	22,599	571,981
Public Storage Series K, 7.25%	18,588	472,693
Public Storage Series M, 6.63% (a)	20,835	520,042
Vornado Realty LP, 7.88%	20,114	536,440
Vornado Realty Trust Series I, 6.63% (a)	11,783	278,550
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	32,769	838,559
Weingarten Realty Investors Series F, 6.50% (a)	15,256	355,465

		4,711,964

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc., 6.38% (a)	52,451	1,395,721
Telephone & Data Systems, 7.60% (a)	3,592	90,554
US Cellular Corp., 7.50%	14,391	366,251

		1,852,526

TOTAL PREFERRED STOCKS —
(Cost $99,495,779)		102,536,892

SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,506,166	12,506,166
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	513,787	513,787

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,019,953)		13,019,953

TOTAL INVESTMENTS — 112.4% (f)
(Cost $112,515,732)		115,556,845
OTHER ASSETS & LIABILITIES — (12.4)%		(12,786,257)

NET ASSETS — 100.0%		$102,770,588

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Variable rate security. The rate shown reflects the rate as of December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

	SPDR Dow Jones Total Market ETF	SPDR Dow Jones Large Cap ETF	SPDR S&P 500 Growth ETF	SPDR S&P 500 Value ETF	SPDR Dow Jones Mid Cap ETF	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$202,022,607	$41,157,419	$189,507,353	$166,968,588	$59,000,593	$70,834,825	$26,928,727	$65,754,662	$173,910,501
Investments in securities of affiliated issuers, at value (Note 3)	9,607,814	3,095,849	3,148,622	4,787,026	16,524,851	2,318,010	7,226,066	17,888,670	22,393,122

Total Investments	211,630,421	44,253,268	192,655,975	171,755,614	75,525,444	73,152,835	34,154,793	83,643,332	196,303,623
Cash	780	—	—	—	22	—	—	—	—
Receivable for investments sold	47,915	—	—	1,932	—	—	1,840	14,607	86,501
Receivable for fund shares sold in-kind	—	—	48,900	—	—	—	—	19	—
Dividends receivable — unaffiliated issuers	225,498	47,928	191,115	217,860	54,354	42,715	30,168	43,434	78,420
Dividends receivable — affiliated issuers	3,176	885	730	655	3,017	618	674	2,460	6,011

TOTAL ASSETS	211,907,790	44,302,081	192,896,720	171,976,061	75,582,837	73,196,168	34,187,475	83,703,852	196,474,555

LIABILITIES
Payable upon return of securities loaned	8,943,188	3,000,511	2,442,385	3,776,338	16,390,393	2,202,278	7,127,929	17,762,102	21,802,253
Payable for investments purchased	—	4,764	—	40	54,782	—	—	25,328	76,863
Accrued advisory fee (Note 3)	34,008	6,924	32,050	28,084	12,225	15,858	5,818	12,459	36,579
Accrued trustees’ fees and expenses (Note 3)	570	153	563	255	231	370	68	207	517

TOTAL LIABILITIES	8,977,766	3,012,352	2,474,998	3,804,717	16,457,631	2,218,506	7,133,815	17,800,096	21,916,212

NET ASSETS	$202,930,024	$41,289,729	$190,421,722	$168,171,344	$59,125,206	$70,977,662	$27,053,660	$65,903,756	$174,558,343

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$197,883,141	$33,753,546	$223,007,988	$185,738,322	$52,341,929	$77,292,552	$28,108,932	$69,729,751	$199,385,047
Undistributed (distribution in excess of) net investment income	4,752	(246)	59,487	(325,244)	2,362	15,801	(1,403)	(609)	109,170
Accumulated net realized gain (loss) on investments	(16,515,978)	(1,195,296)	(52,273,005)	(18,399,074)	(1,564,109)	(5,978,469)	(2,026,991)	(2,561,180)	(21,823,924)
Net unrealized appreciation (depreciation) on:
Investments	21,558,109	8,731,725	19,627,252	1,157,340	8,345,024	(352,222)	973,122	(1,264,206)	(3,111,950)

NET ASSETS	$202,930,024	$41,289,729	$190,421,722	$168,171,344	$59,125,206	$70,977,662	$27,053,660	$65,903,756	$174,558,343

NET ASSET VALUE PER SHARE
Net asset value per share	$94.38	$58.99	$56.84	$64.66	$59.13	$74.71	$54.11	$65.90	$109.09

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,150,138	700,000	3,350,130	2,600,870	1,000,000	950,000	500,000	1,000,023	1,600,107

COST OF INVESTMENTS:
Unaffiliated issuers	$180,441,460	$32,428,646	$169,880,101	$165,824,412	$50,655,569	$71,187,047	$25,955,605	$67,018,868	$177,022,451
Affiliated issuers	9,630,852	3,092,897	3,148,622	4,773,862	16,524,851	2,318,010	7,226,066	17,888,670	22,393,122

Total cost of investments	$190,072,312	$35,521,543	$173,028,723	$170,598,274	$67,180,420	$73,505,057	$33,181,671	$84,907,538	$199,415,573

* Includes investments in securities on loan, at value	$8,709,399	$3,022,283	$2,379,495	$3,675,624	$16,137,823	$2,137,787	$6,909,551	$17,118,426	$20,986,287

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2010 (Unaudited)

	SPDR S&P 600						SPDR KBW	SPDR KBW
	Small Cap	SPDR DJ Global	SPDR Dow Jones	SPDR KBW	SPDR KBW Capital	SPDR KBW	Mortgage	Regional	SPDR Morgan Stanley
	Value ETF	Titans ETF	REIT ETF	Bank ETF	Markets ETF	Insurance ETF	Finance ETF	Banking ETF	Technology ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$134,210,248	$122,086,848	$1,362,630,170	$1,923,466,811	$70,709,125	$234,291,723	$2,110,194	$792,446,949	$217,821,089
Investments in securities of affiliated issuers, at value (Note 3)	13,074,329	4,678,764	128,150,834	240,390,985	11,183,750	6,820,057	612,096	108,521,810	11,648,422

Total Investments	147,284,577	126,765,612	1,490,781,004	2,163,857,796	81,892,875	241,111,780	2,722,290	900,968,759	229,469,511
Cash	—	—	746	—	—	—	—	—	—
Foreign currency, at value	—	11,054	—	—	—	—	—	—	—
Receivable for investments sold	—	5	—	—	—	—	111,656	1,718,066	—
Receivable for fund shares sold in-kind	—	—	—	4,602	—	128	—	—	—
Receivable for foreign taxes recoverable	—	47,735	—	—	—	—	—	—	4,358
Dividends receivable — unaffiliated issuers	128,826	214,298	4,523,759	840,722	23,418	231,332	654	1,098,971	44,946
Dividends receivable — affiliated issuers	2,105	778	18,562	27,421	1,845	1,839	114	24,236	2,868

TOTAL ASSETS	147,415,508	127,039,482	1,495,324,071	2,164,730,541	81,918,138	241,345,079	2,834,714	903,810,032	229,521,683

LIABILITIES
Payable upon return of securities loaned	12,885,505	4,516,533	126,544,636	187,562,073	4,317,432	6,228,238	609,532	108,326,494	11,454,787
Payable for investments purchased	49,075	—	1,185,159	—	815,408	398,390	113,137	1,749,227	—
Payable for fund shares repurchased in-kind	—	—	—	—	—	—	—	4,376	—
Accrued advisory fee (Note 3)	28,293	50,338	284,189	498,571	19,455	60,475	612	201,545	91,642
Accrued trustees’ fees and expenses (Note 3)	614	274	3,578	2,275	221	890	16	3,536	775

TOTAL LIABILITIES	12,963,487	4,567,145	128,017,562	188,062,919	5,152,516	6,687,993	723,297	110,285,178	11,547,204

NET ASSETS	$134,452,021	$122,472,337	$1,367,306,509	$1,976,667,622	$76,765,622	$234,657,086	$2,111,417	$793,524,854	$217,974,479

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$145,075,269	$158,887,703	$1,677,513,482	$2,530,112,461	$160,291,440	$258,550,501	$2,224,165	$1,158,814,874	$283,537,476
Undistributed (distribution in excess of) net investment income	(3,960)	(46,608)	246,737	(730,170)	116,682	(152,132)	1,343	71,262	(1,922)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(9,153,726)	(27,868,721)	(278,059,033)	(511,546,464)	(65,710,842)	(21,381,394)	46,906	(250,443,569)	(67,806,437)
Net unrealized appreciation (depreciation) on:
Investments	(1,465,562)	(8,503,216)	(32,394,677)	(41,168,205)	(17,931,658)	(2,359,889)	(160,997)	(114,917,713)	2,245,362
Foreign currency	—	3,179	—	—	—	—	—	—	—

NET ASSETS	$134,452,021	$122,472,337	$1,367,306,509	$1,976,667,622	$76,765,622	$234,657,086	$2,111,417	$793,524,854	$217,974,479

NET ASSET VALUE PER SHARE
Net asset value per share	$68.90	$58.30	$60.95	$25.92	$38.38	$43.06	$42.23	$26.36	$66.05

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,951,340	2,100,583	22,431,892	76,252,118	2,000,000	5,450,000	50,000	30,102,585	3,300,108

COST OF INVESTMENTS:
Unaffiliated issuers	$135,675,810	$130,590,064	$1,395,024,847	$1,960,273,669	$86,596,539	$236,651,612	$2,271,191	$907,364,662	$215,575,727
Affiliated issuers	13,074,329	4,678,764	128,150,834	244,752,332	13,227,994	6,820,057	612,096	108,521,810	11,648,422

Total cost of investments	$148,750,139	$135,268,828	$1,523,175,681	$2,205,026,001	$99,824,533	$243,471,669	$2,883,287	$1,015,886,472	$227,224,149

Foreign currency, at cost	$—	$12,233	$—	$—	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$12,312,209	$4,429,337	$127,909,537	$182,145,207	$4,204,030	$6,046,178	$589,917	$104,004,590	$11,187,894

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2010 (Unaudited)

					SPDR S&P	SPDR S&P
				SPDR S&P	Oil & Gas	Oil & Gas
	SPDR S&P	SPDR S&P	SPDR S&P	Metals &	Equipment &	Exploration &	SPDR S&P	SPDR S&P	SPDR S&P	SPDR Wells Fargo
	Dividend ETF	Biotech ETF	Homebuilders ETF	Mining ETF	Services ETF	Production ETF	Pharmaceuticals ETF	Retail ETF	Semiconductor ETF	Preferred Stock ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$5,025,202,359	$491,778,893	$869,915,180	$1,191,642,691	$451,003,801	$734,798,624	$209,418,238	$973,632,317	$108,799,222	$102,536,892
Investments in securities of affiliated issuers, at value (Note 3)	485,557,850	77,799,381	106,524,438	102,023,056	21,051,465	43,437,836	11,401,032	69,355,160	6,997,328	13,019,953

Total Investments	5,510,760,209	569,578,274	976,439,618	1,293,665,747	472,055,266	778,236,460	220,819,270	1,042,987,477	115,796,550	115,556,845
Receivable for investments sold	—	—	—	—	—	—	—	—	—	1,134,742
Receivable for fund shares sold in-kind	1,272	141	8,197	—	161	—	—	—	—	—
Dividends receivable — unaffiliated issuers	10,968,053	—	513,038	921,030	43,642	293,675	105,273	495,330	23,764	218,031
Dividends receivable — affiliated issuers	71,934	23,416	18,477	17,341	5,989	7,469	3,296	63,004	4,026	6,852
Due from Adviser	—	—	—	—	—	—	—	11,147	—	—

TOTAL ASSETS	5,521,801,468	569,601,831	976,979,330	1,294,604,118	472,105,058	778,537,604	220,927,839	1,043,556,958	115,824,340	116,916,470

LIABILITIES
Payable upon return of securities loaned	473,296,663	77,544,250	106,342,200	100,826,120	19,256,971	41,854,886	11,344,263	66,607,568	6,612,265	12,506,166
Payable for investments purchased	9,954,119	—	—	—	1,497,197	1,219,403	—	—	—	1,601,047
Payable for fund shares repurchased in-kind	—	—	—	7,151	—	3,080	—	1,490	—	—
Accrued advisory fee (Note 3)	1,433,116	152,712	257,948	359,154	125,983	236,225	62,756	261,681	31,023	38,508
Accrued trustees’ fees and expenses (Note 3)	4,836	1,605	3,001	3,617	1,282	2,789	350	3,302	693	161

TOTAL LIABILITIES	484,688,734	77,698,567	106,603,149	101,196,042	20,881,433	43,316,383	11,407,369	66,874,041	6,643,981	14,145,882

NET ASSETS	$5,037,112,734	$491,903,264	$870,376,181	$1,193,408,076	$451,223,625	$735,221,221	$209,520,470	$976,682,917	$109,180,359	$102,770,588

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$4,728,806,272	$623,931,149	$1,056,089,419	$1,413,024,571	$459,755,070	$873,684,373	$184,367,549	$1,030,137,042	$134,615,682	$100,497,732
Undistributed (distribution in excess of) net investment income	(11,338,135)	(789,616)	(872,934)	(33,396)	(202,568)	(238,131)	(4,296)	(1,549,799)	9,425	(421,243)
Accumulated net realized gain (loss) on investments	(137,344,538)	(149,724,393)	(167,952,675)	(305,120,451)	(78,563,782)	(154,047,296)	4,954,566	(40,558,989)	(22,544,961)	(347,014)
Net unrealized appreciation (depreciation) on:
Investments	456,989,135	18,486,124	(16,887,629)	85,537,352	70,234,905	15,822,275	20,202,651	(11,345,337)	(2,899,787)	3,041,113

NET ASSETS	$5,037,112,734	$491,903,264	$870,376,181	$1,193,408,076	$451,223,625	$735,221,221	$209,520,470	$976,682,917	$109,180,359	$102,770,588

NET ASSET VALUE PER SHARE
Net asset value per share	$51.93	$63.06	$17.39	$68.78	$36.68	$52.70	$46.05	$48.35	$54.59	$44.68

Shares outstanding (unlimited amount authorized, $0.01 par value)	97,003,658	7,800,000	50,050,016	17,350,230	12,300,000	13,950,000	4,550,135	20,200,113	2,000,000	2,300,000

COST OF INVESTMENTS:
Unaffiliated issuers	$4,568,213,224	$473,292,769	$886,802,809	$1,106,105,339	$380,768,896	$718,976,349	$189,215,587	$984,977,654	$111,699,009	$99,495,779
Affiliated issuers	485,557,850	77,799,381	106,524,438	102,023,056	21,051,465	43,437,836	11,401,032	69,355,160	6,997,328	13,019,953

Total cost of investments	$5,053,771,074	$551,092,150	$993,327,247	$1,208,128,395	$401,820,361	$762,414,185	$200,616,619	$1,054,332,814	$118,696,337	$112,515,732

* Includes investments in securities on loan, at value	$460,353,143	$74,686,626	$103,421,640	$105,850,550	$18,887,157	$45,797,734	$10,914,975	$64,778,142	$6,451,063	$12,266,881

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2010 (Unaudited)

						SPDR	SPDR	SPDR	SPDR
	SPDR Dow	SPDR Dow	SPDR	SPDR	SPDR Dow	S&P 400	S&P 400	S&P 600	S&P 600
	Jones Total	Jones Large	S&P 500	S&P 500	Jones Mid	Mid Cap	Mid Cap	Small	Small Cap
	Market ETF	Cap ETF	Growth ETF	Value ETF	Cap ETF	Growth ETF	Value ETF	Cap ETF	Growth ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,860,764	$402,586	$994,394	$2,157,955	$436,893	$234,166	$443,339	$459,643	$568,715
Dividend income on securities of affiliated issuers (Note 3)	820	122	693	598	159	183	112	194	588
Affiliated securities lending — net (Note 3 and Note 8)	18,817	6,883	11,877	6,599	20,930	16,234	11,545	32,796	81,027
Foreign taxes withheld	(98)	(45)	—	(296)	—	—	—	(15)	—

TOTAL INVESTMENT INCOME	1,880,303	409,546	1,006,964	2,164,856	457,982	250,583	454,996	492,618	650,330

EXPENSES
Advisory fee (Note 3)	182,744	37,897	179,229	145,489	66,010	83,675	40,060	67,946	179,005
Trustees’ fees and expenses (Note 3)	2,872	597	3,006	2,000	903	1,001	443	883	2,185
Proxy expenses	25,461	5,617	26,266	18,991	7,622	18,415	4,262	9,965	23,175
Miscellaneous expenses	2,182	2,080	2,010	2,181	2,498	1,473	2,464	3,123	2,225

TOTAL EXPENSES	213,259	46,191	210,511	168,661	77,033	104,564	47,229	81,917	206,590

NET INVESTMENT INCOME (LOSS)	1,667,044	363,355	796,453	1,996,195	380,949	146,019	407,767	410,701	443,740

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	861,307	616,441	(3,399,709)	9,050,325	2,621,814	17,333,642	3,519,926	11,373,981	22,383,532
Investments in securities of affiliated issuers	(618)	144	—	(162,480)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	36,021,607	6,940,013	43,932,211	18,321,802	9,807,449	413,948	2,190,623	1,680,241	15,728,565

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	36,882,296	7,556,598	40,532,502	27,209,647	12,429,263	17,747,590	5,710,549	13,054,222	38,112,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,549,340	$7,919,953	$41,328,955	$29,205,842	$12,810,212	$17,893,609	$6,118,316	$13,464,923	$38,555,837

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2010 (Unaudited)

	SPDR S&P 600	SPDR DJ	SPDR Dow		SPDR KBW		SPDR KBW	SPDR KBW	SPDR Morgan
	Small Cap	Global	Jones	SPDR KBW	Capital	SPDR KBW	Mortgage	Regional	Stanley
	Value ETF	Titans ETF	REIT ETF	Bank ETF	Markets ETF	Insurance ETF	Finance ETF	Banking ETF	Technology ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,716,350	$1,177,609	$24,376,637	$4,305,018	$1,107,016	$2,213,679	$21,843	$5,676,719	$749,817
Dividend income on securities of affiliated issuers (Note 3)	283	153	1,895	17,193	2,294	268	6	935	436
Affiliated securities lending — net (Note 3 and Note 8)	55,231	11,140	131,700	67,983	4,713	8,838	982	198,306	17,797
Foreign taxes withheld	(75)	(39,795)	—	—	—	—	—	—	(4,248)

TOTAL INVESTMENT INCOME	1,771,789	1,149,107	24,510,232	4,390,194	1,114,023	2,222,785	22,831	5,875,960	763,802

EXPENSES
Advisory fee (Note 3)	166,548	240,169	1,613,417	1,718,866	98,029	307,105	4,043	1,077,307	496,637
Trustees’ fees and expenses (Note 3)	2,417	1,438	21,177	13,639	1,019	2,860	55	11,435	3,222
Proxy expenses	21,806	22,727	115,205	129,618	17,428	23,924	234	54,211	45,786
Miscellaneous expenses	3,019	—	—	—	—	—	—	—	—

TOTAL EXPENSES	193,790	264,334	1,749,799	1,862,123	116,476	333,889	4,332	1,142,953	545,645

NET INVESTMENT INCOME (LOSS)	1,577,999	884,773	22,760,433	2,528,071	997,547	1,888,896	18,499	4,733,007	218,157

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	5,795,545	(186,503)	(3,692,734)	(22,131,319)	(3,445,652)	(225,485)	133,088	(36,070,572)	4,897,902
Investments in securities of affiliated issuers	—	—	—	964,083	(509,636)	—	—	—	—
Foreign currency transactions	—	12,667	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	21,131,111	17,392,919	221,783,449	176,115,466	14,832,425	33,790,636	171,434	109,260,276	44,272,798
Foreign currency transactions	—	4,314	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	26,926,656	17,223,397	218,090,715	154,948,230	10,877,137	33,565,151	304,522	73,189,704	49,170,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,504,655	$18,108,170	$240,851,148	$157,476,301	$11,874,684	$35,454,047	$323,021	$77,922,711	$49,388,857

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2010 (Unaudited)

					SPDR S&P	SPDR S&P
				SPDR S&P	Oil & Gas	Oil & Gas				SPDR Wells
	SPDR S&P	SPDR S&P	SPDR S&P	Metals &	Equipment &	Exploration &	SPDR S&P	SPDR S&P	SPDR S&P	Fargo Preferred
	Dividend ETF	Biotech ETF	Homebuilders ETF	Mining ETF	Services ETF	Production ETF	Pharmaceuticals ETF	Retail ETF	Semiconductor ETF	Stock ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$68,603,191	$285	$14,423,138	$5,063,885	$3,301,321	$1,988,176	$1,029,337	$4,829,984	$523,901	$2,882,806
Dividend income on securities of affiliated issuers (Note 3)	11,528	522	1,787	2,244	447	789	389	1,217	157	416
Affiliated securities lending — net (Note 3 and Note 8)	402,873	139,259	127,360	90,099	65,899	42,006	53,387	295,162	14,959	32,848
Foreign taxes withheld	—	—	—	—	(1,185)	—	—	—	—	(1,863)

TOTAL INVESTMENT INCOME	69,017,592	140,066	14,552,285	5,156,228	3,366,482	2,030,971	1,083,113	5,126,363	539,017	2,914,207

EXPENSES
Advisory fee (Note 3)	6,124,570	859,070	1,309,466	1,564,608	548,189	957,182	341,518	1,049,296	154,301	185,525
Trustees’ fees and expenses (Note 3)	38,839	8,140	11,878	12,519	4,313	8,747	2,734	9,286	1,528	1,247
Proxy expenses	226,620	61,895	132,641	123,224	68,160	54,848	12,024	54,726	18,570	5,148
Miscellaneous expenses	—	577	71	—	—	—	61	732	—	—

TOTAL EXPENSES	6,390,029	929,682	1,454,056	1,700,351	620,662	1,020,777	356,337	1,114,040	174,399	191,920

NET INVESTMENT INCOME (LOSS)	62,627,563	(789,616)	13,098,229	3,455,877	2,745,820	1,010,194	726,776	4,012,323	364,618	2,722,287

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(16,833,286)	18,625,818	14,144,487	93,374,982	7,747,967	51,106,332	16,829,265	115,250,832	8,673,715	487,597
Net change in unrealized appreciation (depreciation) on:
Investments	432,381,315	76,853,971	119,333,578	284,624,292	109,480,733	120,594,740	15,161,048	70,091,088	12,692,575	3,508,207

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	415,548,029	95,479,789	133,478,065	377,999,274	117,228,700	171,701,072	31,990,313	185,341,920	21,366,290	3,995,804

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$478,175,592	$94,690,173	$146,576,294	$381,455,151	$119,974,520	$172,711,266	$32,717,089	$189,354,243	$21,730,908	$6,718,091

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Total Market ETF		SPDR Dow Jones Large Cap ETF		SPDR S&P 500 Growth ETF		SPDR S&P 500 Value ETF		SPDR Dow Jones Mid Cap ETF
	Six Months		Six Months		Six Months		Six Months		Six Months
	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended
	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,667,044	$3,141,342	$363,355	$807,720	$796,453	$1,513,200	$1,996,195	$2,832,097	$380,949	$652,306
Net realized gain (loss) on investments	860,689	9,339,695	616,585	3,399,167	(3,399,709)	(4,604,242)	8,887,845	2,086,094	2,621,814	7,079,071
Net change in unrealized appreciation (depreciation) on investments	36,021,607	13,207,884	6,940,013	2,484,095	43,932,211	27,447,481	18,321,802	9,522,554	9,807,449	673,039

Net increase (decrease) in net assets resulting from operations	38,549,340	25,688,921	7,919,953	6,690,982	41,328,955	24,356,439	29,205,842	14,440,745	12,810,212	8,404,416

Net equalization credits and charges	(5,751)	(66,559)	866	(21,114)	(10,091)	(10,438)	285,703	(64,900)	(2,495)	34,700

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,662,292)	(2,847,842)	(372,900)	(686,927)	(736,966)	(1,419,716)	(2,321,439)	(2,530,451)	(378,587)	(583,347)
Return of capital	—	—	—	—	—	(106,645)	—	—	—	—

Total distributions to shareholders	(1,662,292)	(2,847,842)	(372,900)	(686,927)	(736,966)	(1,526,361)	(2,321,439)	(2,530,451)	(378,587)	(583,347)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	16,525,970	4,008,327	2,558,970	—	—	9,200,532	53,271,238	5,574,789	2,886,048	26,740,042
Proceeds from reinvestment of distributions	—	1,069	—	—	—	382	—	6,519	—	—
Cost of shares redeemed	(7,864,823)	(27,706,657)	(2,535,885)	(10,703,450)	(17,454,188)	(19,564,006)	(11,969,729)	(16,726,716)	(9,777,365)	(12,236,499)
Net income equalization (Note 2)	5,751	66,559	(866)	21,114	10,091	10,438	(285,703)	64,900	2,495	(34,700)

Net increase (decrease) in net assets from beneficial interest transactions	8,666,898	(23,630,702)	22,219	(10,682,336)	(17,444,097)	(10,352,654)	41,015,806	(11,080,508)	(6,888,822)	14,468,843

Net increase (decrease) in net assets during the period	45,548,195	(856,182)	7,570,138	(4,699,395)	23,137,801	12,466,986	68,185,912	764,886	5,540,308	22,324,612
Net assets at beginning of period	157,381,829	158,238,011	33,719,590	38,418,985	167,283,921	154,816,935	99,985,432	99,220,546	53,584,898	31,260,286

NET ASSETS END OF PERIOD (1)	$202,930,024	$157,381,829	$41,289,728	$33,719,590	$190,421,722	$167,283,921	$168,171,344	$99,985,432	$59,125,206	$53,584,898

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	50,000	50,000	—	—	200,000	950,000	100,000	50,000	550,000
Shares issued to shareholders from reinvestment of distributions	—	14	—	—	—	9	—	127	—	—
Shares redeemed	(100,000)	(350,000)	(50,000)	(200,000)	(350,000)	(400,000)	(200,000)	(300,000)	(200,000)	(250,000)

Net increase (decrease)	100,000	(299,986)	—	(200,000)	(350,000)	(199,991)	750,000	(199,873)	(150,000)	300,000

(1) Including undistributed (distribution in excess of) net investment income	$4,752	$—	$(246)	$9,299	$59,487	$—	$(325,244)	$—	$2,362	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 600 Small Cap ETF		SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF
	Six Months		Six Months		Six Months		Six Months		Six Months
	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended
	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$146,019	$360,490	$407,767	$452,818	$410,701	$485,868	$443,740	$396,948	$1,577,999	$2,481,503
Net realized gain (loss) on investments	17,333,642	11,349,157	3,519,926	2,173,270	11,373,981	2,732,059	22,383,532	15,592,086	5,795,545	5,826,593
Net change in unrealized appreciation (depreciation) on investments	413,948	1,974,258	2,190,623	492,172	1,680,241	1,842,679	15,728,565	7,037,084	21,131,111	7,387,783

Net increase (decrease) in net assets resulting from operations	17,893,609	13,683,905	6,118,316	3,118,260	13,464,923	5,060,606	38,555,837	23,026,118	28,504,655	15,695,879

Net equalization credits and charges	(5,551)	6,295	(11,010)	31,075	(14,212)	9,571	(7,779)	(2,933)	(128,569)	112,152

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(130,218)	(336,733)	(409,170)	(343,535)	(411,310)	(417,233)	(334,570)	(274,192)	(1,581,959)	(2,166,551)
Net realized gains	—	—	—	—	(40,489)	—	—	—	—	—
Return of capital	—	—	—	(90,297)	—	—	—	—	—	—

Total distributions to shareholders	(130,218)	(336,733)	(409,170)	(433,832)	(451,799)	(417,233)	(334,570)	(274,192)	(1,581,959)	(2,166,551)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	74,110,804	28,312,177	14,116,869	11,148,493	68,852,125	27,020,195	183,345,523	45,544,872	—	70,829,870
Proceeds from reinvestment of distributions	—	—	—	—	—	636	—	—	—	519
Cost of shares redeemed	(80,819,234)	(24,675,907)	(12,936,659)	(2,492,106)	(67,531,880)	(2,745,243)	(170,954,607)	(38,427,904)	(35,034,570)	(11,681,156)
Net income equalization (Note 2)	5,551	(6,295)	11,010	(31,075)	14,212	(9,571)	7,779	2,933	128,569	(112,152)

Net increase (decrease) in net assets from beneficial interest transactions	(6,702,879)	3,629,975	1,191,220	8,625,312	1,334,457	24,266,017	12,398,695	7,119,901	(34,906,001)	59,037,081

Net increase (decrease) in net assets during the period	11,054,961	16,983,442	6,889,356	11,340,815	14,333,369	28,918,961	50,612,183	29,868,894	(8,111,874)	72,678,561
Net assets at beginning of period	59,922,701	42,939,259	20,164,304	8,823,489	51,570,387	22,651,426	123,946,160	94,077,266	142,563,895	69,885,334

NET ASSETS END OF PERIOD (1)	$70,977,662	$59,922,701	$27,053,660	$20,164,304	$65,903,756	$51,570,387	$174,558,343	$123,946,160	$134,452,021	$142,563,895

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	500,000	300,000	250,000	1,050,000	500,000	1,700,000	550,000	—	1,150,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	14	—	—	—	11
Shares redeemed	(1,100,000)	(400,000)	(250,000)	(50,000)	(1,050,000)	(50,000)	(1,600,000)	(450,000)	(600,000)	(200,000)

Net increase (decrease)	(100,000)	100,000	50,000	200,000	—	450,014	100,000	100,000	(600,000)	950,011

(1) Including undistributed (distribution in excess of) net investment income	$15,801	$—	$(1,403)	$—	$(609)	$—	$109,170	$—	$(3,960)	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR DJ Global Titans ETF		SPDR Dow Jones REIT ETF		SPDR KBW Bank ETF		SPDR KBW Capital Markets ETF		SPDR KBW Insurance ETF
	Six Months		Six Months		Six Months		Six Months		Six Months
	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended
	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$884,773	$2,211,817	$22,760,433	$32,892,533	$2,528,071	$6,790,283	$997,547	$516,199	$1,888,896	$2,797,067
Net realized gain (loss) on investments and foreign currency transactions	(173,836)	(1,043,876)	(3,692,734)	16,930,091	(21,167,236)	(106,254,886)	(3,955,288)	(1,899,923)	(225,485)	52,555,508
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	17,397,233	1,095,842	221,783,449	399,282,859	176,115,466	291,659,717	14,832,425	(3,207,807)	33,790,636	(16,314,785)

Net increase (decrease) in net assets resulting from operations	18,108,170	2,263,783	240,851,148	449,105,483	157,476,301	192,195,114	11,874,684	(4,591,531)	35,454,047	39,037,790

Net equalization credits and charges	67,200	17,869	36,412	164,495	659,068	(176,622)	(133,980)	(17,073)	146,403	(101,298)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(917,427)	(2,385,772)	(22,513,696)	(39,979,713)	(3,465,103)	(5,999,307)	(880,865)	(531,108)	(2,288,633)	(2,248,293)
Return of capital	—	—	—	—	—	—	—	(38,636)	—	—

Total distributions to shareholders	(917,427)	(2,385,772)	(22,513,696)	(39,979,713)	(3,465,103)	(5,999,307)	(880,865)	(569,744)	(2,288,633)	(2,248,293)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	27,954,918	25,094,840	68,795,490	246,436,111	3,594,550,748	4,933,818,379	68,179,335	128,053,871	368,752,694	1,044,508,103
Proceeds from reinvestment of distributions	—	6,996	—	96,560	—	2,258	—	—	—	—
Cost of shares redeemed	(2,544,022)	(16,031,681)	(57,283,957)	(427,091,247)	(2,518,578,544)	(5,195,025,826)	(53,714,976)	(151,773,519)	(331,233,427)	(1,056,530,039)
Net income equalization (Note 2)	(67,200)	(17,869)	(36,412)	(164,495)	(659,068)	176,622	133,980	17,073	(146,403)	101,298

Net increase (decrease) in net assets from beneficial interest transactions	25,343,696	9,052,286	11,475,121	(180,723,071)	1,075,313,136	(261,028,567)	14,598,339	(23,702,575)	37,372,864	(11,920,638)

Net increase (decrease) in net assets during the period	42,601,639	8,948,166	229,848,985	228,567,194	1,229,983,402	(75,009,382)	25,458,178	(28,880,923)	70,684,681	24,767,561
Net assets at beginning of period	79,870,698	70,922,532	1,137,457,524	908,890,330	746,684,220	821,693,602	51,307,444	80,188,367	163,972,405	139,204,844

NET ASSETS END OF PERIOD (1)	$122,472,337	$79,870,698	$1,367,306,509	$1,137,457,524	$1,976,667,622	$746,684,220	$76,765,622	$51,307,444	$234,657,086	$163,972,405

SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	450,000	1,200,000	5,150,000	149,850,000	210,200,000	1,900,000	3,550,000	9,300,000	28,700,000
Shares issued to shareholders from reinvestment of distributions	—	141	—	2,402	—	111	—	—	—	—
Shares redeemed	(50,000)	(300,000)	(1,050,000)	(9,600,000)	(106,200,000)	(223,050,000)	(1,550,000)	(4,300,000)	(8,500,000)	(29,300,000)

Net increase (decrease)	450,000	150,141	150,000	(4,447,598)	43,650,000	(12,849,889)	350,000	(750,000)	800,000	(600,000)

(1) Including undistributed (distribution in excess of) net investment income	$(46,608)	$(13,954)	$246,737	$—	$(730,170)	$206,862	$116,682	$—	$(152,132)	$247,605

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR KBW Mortgage Finance ETF		SPDR KBW Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF		SPDR S&P Biotech ETF
	Six Months		Six Months		Six Months		Six Months		Six Months
	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended
	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,499	$96,202	$4,733,007	$10,429,493	$218,157	$975,398	$62,627,563	$48,564,329	$(789,616)	$(1,043,811)
Net realized gain (loss) on investments	133,088	128,231	(36,070,572)	(32,547,660)	4,897,902	32,535,189	(16,833,286)	70,218,700	18,625,818	8,834,766
Net change in unrealized appreciation (depreciation) on investments	171,434	331,479	109,260,276	81,837,694	44,272,798	(65,026)	432,381,315	12,185,411	76,853,971	(9,261,596)

Net increase (decrease) in net assets resulting from operations	323,021	555,912	77,922,711	59,719,527	49,388,857	33,445,561	478,175,592	130,968,440	94,690,173	(1,470,641)

Net equalization credits and charges	(1,069)	(7,981)	(269,084)	309,976	853	(129,676)	8,977,340	4,253,808	89,120	28,927

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,411)	(83,151)	(4,682,975)	(9,108,701)	(310,543)	(863,654)	(73,965,698)	(46,913,443)	—	(12,144)
Net realized gains	(12,065)	(20,025)	—	—	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—	—	(3,991,089)	—	—

Total distributions to shareholders	(37,476)	(103,176)	(4,682,975)	(9,108,701)	(310,543)	(863,654)	(73,965,698)	(50,904,532)	—	(12,144)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	1,855,299,033	3,995,293,408	6,313,461	116,322,534	2,885,241,673	1,363,995,079	187,014,344	572,577,812
Proceeds from reinvestment of distributions	—	—	—	18,590	—	—	—	91,126	—	—
Cost of shares redeemed	(2,089,624)	(1,964,417)	(1,838,227,070)	(3,777,647,073)	(19,605,211)	(164,534,759)	(202,050,199)	(153,093,912)	(240,661,616)	(548,742,608)
Net income equalization (Note 2)	1,069	7,981	269,084	(309,976)	(853)	129,676	(8,977,340)	(4,253,808)	(89,120)	(28,927)

Net increase (decrease) in net assets from beneficial interest transactions	(2,088,555)	(1,956,436)	17,341,047	217,354,949	(13,292,603)	(48,082,549)	2,674,214,134	1,206,738,485	(53,736,392)	23,806,277

Net increase (decrease) in net assets during the period	(1,804,079)	(1,511,681)	90,311,699	268,275,751	35,786,564	(15,630,318)	3,087,401,368	1,291,056,201	41,042,901	22,352,419
Net assets at beginning of period	3,915,496	5,427,177	703,213,155	434,937,404	182,187,915	197,818,233	1,949,711,366	658,655,165	450,860,363	428,507,944

NET ASSETS END OF PERIOD (1)	$2,111,417	$3,915,496	$793,524,854	$703,213,155	$217,974,479	$182,187,915	$5,037,112,734	$1,949,711,366	$491,903,264	$450,860,363

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	79,050,000	172,500,000	100,000	1,950,000	57,750,000	29,050,000	3,250,000	10,200,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	930	—	—	—	2,202	—	—
Shares redeemed	(50,000)	(50,000)	(79,450,000)	(165,750,000)	(350,000)	(2,800,000)	(3,950,000)	(3,200,000)	(4,150,000)	(9,950,000)

Net increase (decrease)	(50,000)	(50,000)	(400,000)	6,750,930	(250,000)	(850,000)	53,800,000	25,852,202	(900,000)	250,000

(1) Including undistributed (distribution in excess of) net investment income	$1,343	$8,255	$71,262	$21,230	$(1,922)	$90,464	$(11,338,135)	$—	$(789,616)	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

					SPDR S&P Oil & Gas		SPDR S&P Oil & Gas
	SPDR S&P Homebuilders ETF		SPDR S&P Metals & Mining ETF		Equipment & Services ETF		Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF
	Six Months		Six Months		Six Months		Six Months		Six Months
	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended
	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,098,229	$6,760,440	$3,455,877	$6,339,337	$2,745,820	$1,631,792	$1,010,194	$2,674,442	$726,776	$749,837
Net realized gain (loss) on investments	14,144,487	216,882,786	93,374,982	287,144,069	7,747,967	16,974,294	51,106,332	37,122,672	16,829,265	6,454,294
Net change in unrealized appreciation (depreciation) on investments	119,333,578	(111,645,587)	284,624,292	(172,547,613)	109,480,733	572,380	120,594,740	(25,811,473)	15,161,048	2,489,870

Net increase (decrease) in net assets resulting from operations	146,576,294	111,997,639	381,455,151	120,935,793	119,974,520	19,178,466	172,711,266	13,985,641	32,717,089	9,694,001

Net equalization credits and charges	872,263	(345,244)	84,553	(348,528)	200,026	(50,769)	237,683	(438,986)	5,535	82,478

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,332,299)	(5,921,047)	(4,457,421)	(5,513,546)	(2,968,231)	(1,588,747)	(1,669,064)	(2,159,213)	(731,072)	(713,293)
Net realized gains	—	—	—	—	—	—	—	—	(917,357)	—

Total distributions to shareholders	(14,332,299)	(5,921,047)	(4,457,421)	(5,513,546)	(2,968,231)	(1,588,747)	(1,669,064)	(2,159,213)	(1,648,429)	(713,293)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,100,911,140	3,067,445,168	1,869,349,791	3,862,984,101	137,562,615	190,113,399	3,611,360,971	4,564,766,885	71,223,199	111,416,544
Proceeds from reinvestment of distributions	—	221	—	5,409	—	—	—	—	—	35
Cost of shares redeemed	(1,063,568,694)	(3,028,842,790)	(1,751,751,624)	(3,882,022,370)	(52,490,114)	(157,659,209)	(3,583,686,307)	(4,320,371,018)	(35,835,086)	(17,832,231)
Net income equalization (Note 2)	(872,263)	345,244	(84,553)	348,528	(200,026)	50,769	(237,683)	438,986	(5,535)	(82,478)

Net increase (decrease) in net assets from beneficial interest transactions	36,470,183	38,947,843	117,513,614	(18,684,332)	84,872,475	32,504,959	27,436,981	244,834,853	35,382,578	93,501,870

Net increase (decrease) in net assets during the period	169,586,441	144,679,191	494,595,897	96,389,387	202,078,790	50,043,909	198,716,866	256,222,295	66,456,773	102,565,056
Net assets at beginning of period	700,789,740	556,110,549	698,812,179	602,422,792	249,144,835	199,100,926	536,504,355	280,282,060	143,063,697	40,498,641

NET ASSETS END OF PERIOD (1)	$870,376,181	$700,789,740	$1,193,408,076	$698,812,179	$451,223,625	$249,144,835	$735,221,221	$536,504,355	$209,520,470	$143,063,697

SHARES OF BENEFICIAL INTEREST:
Shares sold	69,950,000	193,850,000	33,550,000	77,250,000	4,100,000	6,450,000	81,200,000	111,500,000	1,650,000	2,800,000
Shares issued to shareholders from reinvestment of distributions	—	16	—	133	—	—	—	—	—	1
Shares redeemed	(68,850,000)	(192,150,000)	(31,500,000)	(78,200,000)	(1,750,000)	(5,650,000)	(81,000,000)	(106,600,000)	(800,000)	(450,000)

Net increase (decrease)	1,100,000	1,700,016	2,050,000	(949,867)	2,350,000	800,000	200,000	4,900,000	850,000	2,350,001

(1) Including undistributed (distribution in excess of) net investment income	$(872,934)	$361,136	$(33,396)	$968,148	$(202,568)	$19,843	$(238,131)	$420,739	$(4,296)	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF		SPDR Wells Fargo Preferred Stock ETF
	Six Months		Six Months		Six Months	For the Period
	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	9/16/09*-
	(Unaudited)	6/30/10	(Unaudited)	06/30/10	(Unaudited)	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,012,323	$6,260,263	$364,618	$1,205,234	$2,722,287	$2,285,793
Net realized gain (loss) on investments	115,250,832	175,003,072	8,673,715	43,461,778	487,597	71,938
Net change in unrealized appreciation (depreciation) on investments	70,091,088	(71,115,463)	12,692,575	(25,265,376)	3,508,207	(467,094)

Net increase (decrease) in net assets resulting from operations	189,354,243	110,147,872	21,730,908	19,401,636	6,718,091	1,890,637

Net equalization credits and charges	1,593,041	(2,674,867)	(9,212)	(53,708)	349,267	598,090

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,011,007)	(3,578,313)	(394,935)	(1,127,385)	(3,369,665)	(2,103,581)

Total distributions to shareholders	(6,011,007)	(3,578,313)	(394,935)	(1,127,385)	(3,369,665)	(2,103,581)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	9,008,425,950	18,322,495,681	142,251,869	200,625,597	40,689,409	82,648,878
Proceeds from reinvestment of distributions	—	1,737	—	—	—	—
Cost of shares redeemed	(8,904,842,821)	(18,757,328,795)	(159,069,669)	(217,520,040)	(6,607,120)	(17,096,061)
Net income equalization (Note 2)	(1,593,041)	2,674,867	9,212	53,708	(349,267)	(598,090)

Net increase (decrease) in net assets from beneficial interest transactions	101,990,088	(432,156,510)	(16,808,588)	(16,840,735)	33,733,022	64,954,727

Voluntary contribution from Adviser	—	11,147	—	—	—	—

Net increase (decrease) in net assets during the period	286,926,365	(328,250,671)	4,518,173	1,379,808	37,430,715	65,339,873
Net assets at beginning of period	689,756,552	1,018,007,223	104,662,186	103,282,378	65,339,873	—

NET ASSETS END OF PERIOD (1)	$976,682,917	$689,756,552	$109,180,359	$104,662,186	$102,770,588	$65,339,873

SHARES OF BENEFICIAL INTEREST:
Shares sold	218,150,000	504,550,000	2,750,000	4,450,000	900,000	1,950,000
Shares issued to shareholders from reinvestment of distributions	—	58	—	—	—	—
Shares redeemed	(217,300,000)	(521,950,000)	(3,250,000)	(5,000,000)	(150,000)	(400,000)

Net increase (decrease)	850,000	(17,399,942)	(500,000)	(550,000)	750,000	1,550,000

(1) Including undistributed (distribution in excess of) net investment income	$(1,549,799)	$448,885	$9,425	$39,742	$(421,243)	$226,135

*Commencement of operations

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Total Market ETF							SPDR Dow Jones Large Cap ETF
	Six Months Ended							Six Months Ended							For the Period
	12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/10		Year Ended	Year Ended	Year Ended		Year Ended	11/8/05*-
	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06	(Unaudited)		6/30/10	6/30/09	6/30/08		6/30/07	6/30/06

Net asset value, beginning of period	$76.77		$67.33	$93.41	$108.50	$91.82	$85.26	$48.17		$42.69	$59.55	$68.91		$58.17	$56.03

Income (loss) from investment operations:
Net investment income (loss)	0.79	(1)	1.41 (1)	1.66 (1)	1.74	1.61	1.50	0.52	(1)	0.93 (1)	1.09 (1)	1.18		1.11	0.94
Net realized and unrealized gain (loss) (2)	17.61		9.36	(26.18)	(15.07)	16.69	6.54	10.83		5.38	(17.02)	(9.26)		10.74	2.11

Total from investment operations	18.40		10.77	(24.52)	(13.33)	18.30	8.04	11.35		6.31	(15.93)	(8.08)		11.85	3.05

Net equalization credits and charges (1)	(0.00	)(3)	(0.03)	0.09	0.03	—	—	0.00	(3)	(0.02)	0.21	(0.00	)(3)	—	—

Distributions to shareholders from:
Net investment income	(0.79)		(1.30)	(1.65)	(1.79)	(1.62)	(1.48)	(0.53)		(0.81)	(1.14)	(1.18)		(1.11)	(0.91)
Net realized gains	—		—	—	—	—	—	—		—	—	(0.10)		—	—

Total distributions	(0.79)		(1.30)	(1.65)	(1.79)	(1.62)	(1.48)	(0.53)		(0.81)	(1.14)	(1.28)		(1.11)	(0.91)

Net asset value, end of period	$94.38		$76.77	$67.33	$93.41	$108.50	$91.82	$58.99		$48.17	$42.69	$59.55		$68.91	$58.17

Total return (4)	24.03%		15.87%	(26.18)%	(12.36)%	20.06%	9.47%	23.61%		14.67%	(26.44)%	(11.84)%		20.50%	5.47%
Net assets, end of period (in 000’s)	$202,930		$157,382	$158,238	$126,113	$130,218	$96,416	$41,290		$33,720	$38,419	$8,933		$10,337	$5,817
Ratio of expenses to average net assets	0.22	%(5)	0.20%	0.21%	0.20%	0.20%	0.21%	0.22	%(5)	0.20%	0.23%	0.20%		0.20%	0.21	%(5)
Ratio of net investment income (loss) to average net assets	1.82	%(5)	1.76%	2.42%	1.74%	1.62%	1.62%	1.92	%(5)	1.84%	2.63%	1.80%		1.69%	1.68	%(5)
Portfolio turnover rate (6)	1%		2%	10%	1%	2%	2%	3%		5%	10%	7%		4%	4%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Growth ETF							SPDR S&P 500 Value ETF
	Six Months							Six Months
	Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06(1)

Net asset value, beginning of period	$45.21		$39.70	$54.02	$57.36	$49.05	$46.27	$54.02		$48.38	$69.18	$87.77	$73.15	$67.72

Income (loss) from investment operations:
Net investment income (loss)	0.23	(2)	0.39 (2)	0.52 (2)	0.44	0.47	0.34	0.83	(2)	1.51 (2)	1.93 (2)	2.37	1.99	1.80
Net realized and unrealized gain (loss) (3)	11.62		5.52	(14.31)	(3.33)	8.32	2.78	10.56		5.54	(20.78)	(18.59)	14.61	5.44

Total from investment operations	11.85		5.91	(13.79)	(2.89)	8.79	3.12	11.39		7.05	(18.85)	(16.22)	16.60	7.24

Net equalization credits and charges (2)	(0.00	)(4)	—	(0.03)	0.01	(0.01)	—	0.12		(0.03)	0.07	(0.09)	0.02	—

Distributions to shareholders from:
Net investment income	(0.22)		(0.37)	(0.50)	(0.46)	(0.47)	(0.34)	(0.87)		(1.38)	(2.02)	(2.28)	(2.00)	(1.81)
Return of capital	—		(0.03)	—	—	—	—	—		—	—	—	—	—

Total distributions	(0.22)		(0.40)	(0.50)	(0.46)	(0.47)	(0.34)	(0.87)		(1.38)	(2.02)	(2.28)	(2.00)	(1.81)

Net asset value, end of period	$56.84		$45.21	$39.70	$54.02	$57.36	$49.05	$64.66		$54.02	$48.38	$69.18	$87.77	$73.15

Total return (5)	26.25%		14.83%	(25.58)%	(5.04)%	17.96%	6.75%	21.38%		14.39%	(27.33)%	(18.85)%	22.90%	10.80%
Net assets, end of period (in 000’s)	$190,422		$167,284	$154,817	$289,015	$223,708	$137,353	$168,171		$99,985	$99,221	$93,428	$149,247	$102,432
Ratio of expenses to average net assets	0.22	%(6)	0.20%	0.20%	0.20%	0.20%	0.21%	0.22	%(6)	0.20%	0.21%	0.20%	0.20%	0.21%
Ratio of net investment income (loss) to average net assets	0.89	%(6)	0.83%	1.27%	0.81%	0.92%	0.74%	2.74	%(6)	2.66%	3.73%	2.80%	2.44%	2.52%
Portfolio turnover rate (7)	47%		15%	32%	14%	15%	43%	44%		15%	36%	13%	13%	42%

(1)	All share amounts representing data prior to September 21, 2005 have been adjusted for the effect of a 2 for 1 stock split which occurred on September 21, 2005.
(2)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Mid Cap ETF								SPDR S&P 400 Mid Cap Growth ETF
	Six Months						For the Period		Six Months							For the Period
	Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	1/8/05*-		Ended 12/31/10		Year Ended	Year Ended	Year Ended		Year Ended	11/8/05*-
	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		(Unaudited)		6/30/10	6/30/09	6/30/08		6/30/07	6/30/06

Net asset value, beginning of period	$46.60		$36.78	$52.05	$62.63	$53.16	$49.18		$57.07		$45.20	$62.82	$68.88		$58.22	$53.95

Income (loss) from investment operations:
Net investment income (loss)	0.38	(1)	0.69 (1)	0.74 (1)	0.65	0.78	0.41		0.14	(1)	0.30 (1)	0.33 (1)	0.28		0.51	0.11
Net realized and unrealized gain (loss) (2)	12.53		9.67	(15.32)	(7.80)	10.28	3.96		17.64		11.84	(17.64)	(5.01)		12.17	4.26

Total from investment operations	12.91		10.36	(14.58)	(7.15)	11.06	4.37		17.78		12.14	(17.31)	(4.73)		12.68	4.37

Net equalization credits and charges (1)	(0.00	)(3)	0.04	0.06	(0.01)	—	—		(0.01)		0.01	0.01	(0.00	)(3)	—	—

Distributions to shareholders from:
Net investment income	(0.38)		(0.58)	(0.75)	(0.72)	(0.80)	(0.39)		(0.13)		(0.28)	(0.32)	(0.29)		(0.52)	(0.10)
Net realized gains	—		—	—	(2.70)	(0.79)	—		—		—	—	(1.04)		(1.50)	—

Total distributions	(0.38)		(0.58)	(0.75)	(3.42)	(1.59)	(0.39)		(0.13)		(0.28)	(0.32)	(1.33)		(2.02)	(0.10)

Net asset value, end of period	$59.13		$46.60	$36.78	$52.05	$62.63	$53.16		$74.71		$57.07	$45.20	$62.82		$68.88	$58.22

Total return (4)	27.75%		28.26%	(27.89)%	(11.53)%	21.11%	8.92%		31.17%		26.86%	(27.51)%	(6.85)%		22.22%	8.10%
Net assets, end of period (in 000’s)	$59,125		$53,585	$31,260	$20,820	$25,054	$15,949		$70,978		$59,923	$42,939	$43,977		$24,106	$20,375
Ratio of expenses to average net assets	0.27	%(5)	0.26%	0.30%	0.25%	0.25%	0.26	%(5)	0.29	%(5)	0.26%	0.28%	0.25%		0.25%	0.26	%(5)
Ratio of net investment income (loss) to average net assets	1.44	%(5)	1.47%	2.02%	1.17%	1.41%	1.24	%(5)	0.44	%(5)	0.52%	0.75%	0.45%		0.83%	0.30	%(5)
Portfolio turnover rate (6)	12%		31%	58%	45%	40%	25%		82%		45%	74%	59%		55%	34%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF								SPDR S&P 600 Small Cap ETF
	Six Months						For the Period		Six Months						For the Period
	Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-		Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-
	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06

Net asset value, beginning of period	$44.81		$35.29	$50.34	$63.10	$54.63	$50.42		$51.57		$41.18	$55.27	$66.57	$58.03	$52.42

Income (loss) from investment operations:
Net investment income (loss)	0.64	(1)	1.17 (1)	1.30 (1)	1.28	1.28	0.73		0.43	(1)	0.67 (1)	0.86 (1)	0.69	0.89	0.46
Net realized and unrealized gain (loss) (2)	9.35		9.32	(14.89)	(12.58)	9.32	4.18		14.40		10.28	(14.20)	(11.19)	9.78	5.56

Total from investment operations	9.99		10.49	(13.59)	(11.30)	10.60	4.91		14.83		10.95	(13.34)	(10.50)	10.67	6.02

Net equalization credits and charges (1)	(0.02)		0.08	(0.09)	(0.10)	(0.01)	—		(0.02)		0.01	0.06	0.04	—	—

Distributions to shareholders from:
Net investment income	(0.67)		(0.85)	(1.37)	(1.36)	(1.29)	(0.70)		(0.44)		(0.57)	(0.81)	(0.84)	(0.99)	(0.41)
Net realized gains	—		—	—	—	(0.83)	—		(0.04)		—	—	—	(1.14)	—
Return of capital	—		(0.20)	—	—	—	—		—		—	—	—	—	—

Total distributions	(0.67)		(1.05)	(1.37)	(1.36)	(2.12)	(0.70)		(0.48)		(0.57)	(0.81)	(0.84)	(2.13)	(0.41)

Net asset value, end of period	$54.11		$44.81	$35.29	$50.34	$63.10	$54.63		$65.90		$51.57	$41.18	$55.27	$66.57	$58.03

Total return (3)	22.32%		29.92%	(27.27)%	(18.18)%	19.68%	9.76%		28.77%		26.57%	(23.98)%	(15.76)%	18.70%	11.49%
Net assets, end of period (in 000’s)	$27,054		$20,164	$8,823	$10,068	$18,929	$8,194		$65,904		$51,570	$22,651	$13,817	$9,985	$26,113
Ratio of expenses to average net assets	0.28	%(4)	0.26%	0.34%	0.25%	0.25%	0.26	%(4)	0.28	%(4)	0.26%	0.32%	0.25%	0.25%	0.26	%(4)
Ratio of net investment income (loss) to average net assets	2.54	%(4)	2.56%	3.52%	2.18%	2.10%	2.20	%(4)	1.49	%(4)	1.27%	2.16%	1.34%	1.18%	1.35	%(4)
Portfolio turnover rate (5)	71%		50%	73%	51%	45%	29%		86%		20%	28%	24%	16%	10%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF								SPDR S&P 600 Small Cap Value ETF
	Six Months								Six Months
	Ended 12/31/10		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/10	6/30/09	6/30/08		6/30/07	6/30/06	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06(1)

Net asset value, beginning of period	$82.62		$67.19	$90.65	$104.00		$87.11	$75.96	$55.88		$43.64	$57.92	$75.01	$65.35	$59.03

Income (loss) from investment operations:
Net investment income (loss)	0.29	(2)	0.26 (2)	0.56 (2)	0.42		0.20	0.23	0.73	(2)	1.30 (2)	1.52 (2)	1.25	1.62	1.40 (2)
Net realized and unrealized gain (loss) (3)	26.41		15.35	(23.51)	(11.83)		16.88	11.17	13.15		11.96	(14.33)	(16.50)	9.76	8.21

Total from investment operations	26.70		15.61	(22.95)	(11.41)		17.08	11.40	13.88		13.26	(12.81)	(15.25)	11.38	9.61

Net equalization credits and charges (2)	(0.01)		—	0.04	(0.00	)(4)	—	—	(0.06)		0.06	(0.02)	0.01	0.02	—

Distributions to shareholders from:
Net investment income	(0.22)		(0.18)	(0.55)	(0.45)		(0.19)	(0.25)	(0.80)		(1.08)	(1.28)	(1.56)	(1.73)	(1.30)
Net realized gains	—		—	—	(1.49)		—	—	—		—	(0.17)	(0.29)	(0.01)	(1.99)

Total distributions	(0.22)		(0.18)	(0.55)	(1.94)		(0.19)	(0.25)	(0.80)		(1.08)	(1.45)	(1.85)	(1.74)	(3.29)

Net asset value, end of period	$109.09		$82.62	$67.19	$90.65		$104.00	$87.11	$68.90		$55.88	$43.64	$57.92	$75.01	$65.35

Total return (5)	32.32%		23.22%	(25.21)%	(11.01)%		19.63%	15.02%	24.81%		30.49%	(22.20)%	(20.46)%	17.64%	16.66%
Net assets, end of period (in 000’s)	$174,558		$123,946	$94,077	$86,129		$88,408	$78,405	$134,452		$142,564	$69,885	$89,856	$120,090	$101,344
Ratio of expenses to average net assets	0.28	%(6)	0.25%	0.26%	0.25%		0.25%	0.26%	0.28	%(6)	0.26%	0.27%	0.25%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets	0.62	%(6)	0.31%	0.88%	0.46%		0.22%	0.26%	2.37	%(6)	2.29%	3.32%	2.12%	2.27%	2.21%
Portfolio turnover rate (7)	100%		34%	42%	38%		25%	84%	83%		35%	38%	28%	23%	97%

(1)	All share amounts representing data prior to September 21, 2005 have been adjusted for the effect of a 3 for 1 stock split which occurred on September 21, 2005.
(2)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR DJ Global Titans ETF							SPDR Dow Jones REIT ETF
	Six Months							Six Months
	Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06(1)

Net asset value, beginning of period	$48.39		$47.27	$66.79	$79.11	$66.98	$62.88	$51.05		$34.00	$65.40	$80.93	$75.98	$65.56

Income (loss) from investment operations:
Net investment income (loss)	0.51	(2)	1.33 (2)	1.64 (2)	1.89	1.67	1.46	1.02	(2)	1.39 (2)	1.91 (2)	2.43	2.57	2.99
Net realized and unrealized gain (loss) (3)	9.85		1.21	(19.47)	(12.28)	12.11	4.08	9.89		17.37	(31.15)	(14.86)	6.27	10.88

Total from investment operations	10.36		2.54	(17.83)	(10.39)	13.78	5.54	10.91		18.76	(29.24)	(12.43)	8.84	13.87

Net equalization credits and charges (2)	0.04		0.01	(0.09)	0.03	—	—	0.00	(4)	0.01	0.11	0.16	(0.02)	—

Distributions to shareholders from:
Net investment income	(0.49)		(1.43)	(1.60)	(1.96)	(1.65)	(1.44)	(1.01)		(1.72)	(2.27)	(3.26)	(3.33)	(3.00)
Net realized gains	—		—	—	—	—	—	—		—	—	—	(0.54)	(0.45)

Total distributions	(0.49)		(1.43)	(1.60)	(1.96)	(1.65)	(1.44)	(1.01)		(1.72)	(2.27)	(3.26)	(3.87)	(3.45)

Net asset value, end of period	$58.30		$48.39	$47.27	$66.79	$79.11	$66.98	$60.95		$51.05	$34.00	$65.40	$80.93	$75.98

Total return (5)	21.58%		5.10%	(26.89)%	(13.28)%	20.72%	8.88%	21.45%		55.42%	(44.96)%	(15.41)%	11.43%	21.73%
Net assets, end of period (in 000’s)	$122,472		$79,871	$70,923	$163,654	$170,108	$77,044	$1,367,307		$1,137,458	$908,890	$1,289,796	$1,247,893	$1,049,212
Ratio of expenses to average net assets	0.52	%(6)	0.50%	0.51%	0.50%	0.51%	0.51%	0.26	%(6)	0.25%	0.25%	(0.25)%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets	1.84	%(6)	2.45%	3.20%	2.55%	2.33%	2.11%	3.53	%(6)	2.94%	4.58%	2.79%	2.95%	3.57%
Portfolio turnover rate (7)	1%		6%	10%	15%	9%	9%	7%		10%	15%	14%	16%	11%

(1)	All share amounts representing data prior to September 21, 2005 have been adjusted for the effect of a 3 for 1 stock split which occurred on September 21, 2005.
(2)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR KBW Bank ETF								SPDR KBW Capital Markets ETF
	Six Months						For the Period		Six Months						For the Period
	Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-		Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-
	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06

Net asset value, beginning of period	$22.90		$18.08	$28.58	$55.44	$53.73	$50.17		$31.10		$33.41	$45.12	$68.80	$56.18	$53.07

Income (loss) from investment operations:
Net investment income (loss)	0.06	(1)	0.18 (1)	0.94 (1)	1.60	2.54	0.93		0.62	(1)	0.22 (1)	0.52 (1)	0.53 (1)	0.41	2.63
Net realized and unrealized gain (loss) (2)	3.01		4.80	(10.67)	(27.35)	1.64	3.52		7.28		(2.27)	(11.79)	(23.68)	12.60	3.09

Total from investment operations	3.07		4.98	(9.73)	(25.75)	4.18	4.45		7.90		(2.05)	(11.27)	(23.15)	13.01	5.72

Net equalization credits and charges (1)	0.02		—	0.03	0.66	0.30	—		(0.08)		(0.01)	(0.03)	0.10	(0.04)	—

Distributions to shareholders from:
Net investment income	(0.07)		(0.16)	(0.80)	(1.77)	(2.77)	(0.89)		(0.54)		(0.23)	(0.41)	(0.63)	(0.35)	(2.61)
Return of capital	—		—	—	—	—	—		—		(0.02)	—	—	—	—

Total distributions	(0.07)		(0.16)	(0.80)	(1.77)	(2.77)	(0.89)		(0.54)		(0.25)	(0.41)	(0.63)	(0.35)	(2.61)

Net asset value, end of period	$25.92		$22.90	$18.08	$28.58	$55.44	$53.73		$38.38		$31.10	$33.41	$45.12	$68.80	$56.18

Total return (3)	13.50%		27.55%	(34.54)%	(46.07)%	8.28%	8.90%		25.19%		(6.28)%	(24.98)%	(33.71)%	23.14%	10.55%
Net assets, end of period (in 000’s)	$1,976,668		$746,684	$821,694	$883,280	$72,068	$147,756		$76,766		$51,307	$80,188	$117,300	$86,003	$50,559
Ratio of expenses to average net assets	0.36	%(4)	0.35%	0.35%	0.35%	0.35%	0.36	%(4)	0.38	%(4)	0.35%	0.36%	0.35%	0.35%	0.36	%(4)
Ratio of net investment income (loss) to average net assets	0.51	%(4)	0.79%	4.29%	4.46%	2.93%	3.06	%(4)	3.56	%(4)	0.60%	1.65%	0.89%	0.52%	2.42	%(4)
Portfolio turnover rate (5)	19%		18%	51%	23%	8%	22%		3%		9%	52%	52%	96%	11%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR KBW Insurance ETF								SPDR KBW Mortgage Finance ETF					SPDR KBW Regional Banking ETF
	Six Months						For the Period		Six Months			For the Period		Six Months						For the Period
	Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-		Ended 12/31/10		Year Ended	4/29/09*-		Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	6/19/06*-
	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		(Unaudited)		6/30/10	6/30/09		(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06

Net asset value, beginning of period	$35.26		$26.52	$40.89	$59.41	$51.22	$52.12		$39.15		$36.18	$41.19		$23.05		$18.31	$26.56	$45.90	$48.33	$48.02

Income (loss) from investment operations:
Net investment income (loss)	0.43	(1)	0.54 (1)	0.67 (1)	1.02 (1)	0.76	0.44		0.32	(1)	0.78 (1)	0.15	(1)	0.18		0.40 (1)	0.94 (1)	1.43	1.84	0.02
Net realized and unrealized gain (loss) (2)	7.83		8.67	(14.55)	(18.56)	8.17	(0.93)		3.53		3.18	(5.02)		3.33		4.66	(8.04)	(18.58)	(2.40)	0.29

Total from investment operations	8.26		9.21	(13.88)	(17.54)	8.93	(0.49)		3.85		3.96	(4.87)		3.51		5.06	(7.10)	(17.15)	(0.56)	0.31

Net equalization credits and charges (1)	0.03		(0.02)	0.14	0.12	(0.02)	—		(0.02)		(0.06)	0.04		(0.01)		0.01	0.07	(0.60)	(0.43)	—

Distributions to shareholders from:
Net investment income	(0.49)		(0.45)	(0.63)	(1.10)	(0.72)	(0.41)		(0.51)		(0.73)	(0.18)		(0.19)		(0.33)	(1.22)	(1.59)	(1.44)	—
Net realized gains	—		—	—	—	—	—		(0.24)		(0.20)	—		—		—	—	—	—	—

Total distributions	(0.49)		(0.45)	(0.63)	(1.10)	(0.72)	(0.41)		(0.75)		(0.93)	(0.18)		(0.19)		(0.33)	(1.22)	(1.59)	(1.44)	—

Net asset value, end of period	$43.06		$35.26	$26.52	$40.89	$59.41	$51.22		$42.23		$39.15	$36.18		$26.36		$23.05	$18.31	$26.56	$45.90	$48.33

Total return (3)	23.54%		34.65%	(33.69)%	(29.67)%	17.46%	(0.93)%		9.78%		10.67%	(11.73)%		15.23%		27.70%	(27.94)%	(39.51)%	(2.16)%	0.66%
Net assets, end of period (in 000’s)	$234,657		$163,972	$139,205	$63,374	$59,413	$35,855		$2,111		$3,915	$5,427		$793,525		$703,213	$434,937	$709,284	$128,523	$99,076
Ratio of expenses to average net assets	0.36	%(4)	0.35%	0.35%	0.35%	0.35%	0.36	%(4)	0.36	%(4)	0.35%	0.35	%(4)	0.36	%(4)	0.35%	0.35%	0.35%	0.36%	0.36	%(4)
Ratio of net investment income (loss) to average net assets	2.15	%(4)	1.49%	2.56%	1.99%	1.32%	1.27	%(4)	1.60	%(4)	1.84%	2.38	%(4)	1.54	%(4)	1.72%	3.68%	4.04%	2.16%	4.01	%(4)
Portfolio turnover rate (5)	7%		14%	53%	18%	6%	16%		19%		27%	5%		4%		23%	51%	35%	39%	0%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Morgan Stanley Technology ETF									SPDR S&P Dividend ETF
	Six Months									Six Months						For the Period
	Ended 12/31/10		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended	Ended 12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	11/8/05*-
	(Unaudited)		6/30/10	6/30/09		6/30/08	6/30/07		6/30/06	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06

Net asset value, beginning of period	$51.32		$44.96	$55.15		$61.90	$49.11		$46.99	$45.13		$37.96	$44.30	$62.57	$55.70	$53.49

Income (loss) from investment operations:
Net investment income (loss)	0.06	(1)	0.23 (1)	0.23	(1)	0.15	0.05		0.03	0.90	(1)	1.71 (1)	1.97 (1)	2.19 (1)	1.75	1.12
Net realized and unrealized gain (loss) (2)	14.76		6.39	(10.18)		(6.74)	12.80		2.13	6.71		6.97	(6.47)	(17.49)	6.87	2.15

Total from investment operations	14.82		6.62	(9.95)		(6.59)	12.85		2.16	7.61		8.68	(4.50)	(15.30)	8.62	3.27

Net equalization credits and charges (1)	0.00	(3)	(0.03)	(0.00	)(3)	(0.01)	(0.00	)(3)	—	0.13		0.15	0.16	0.02	0.12	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.09)		(0.23)	(0.24)		(0.15)	(0.05)		(0.03)	(0.94)		(1.57)	(2.00)	(2.19)	(1.87)	(1.06)
Net realized gains	—		—	—		—	—		—	—		—	—	(0.80)	—	—
Return of capital	—		—	—		—	(0.01)		(0.01)	—		(0.09)	—	—	—	—

Total distributions	(0.09)		(0.23)	(0.24)		(0.15)	(0.06)		(0.04)	(0.94)		(1.66)	(2.00)	(2.99)	(1.87)	(1.06)

Net asset value, end of period	$66.05		$51.32	$44.96		$55.15	$61.90		$49.11	$51.93		$45.13	$37.96	$44.30	$62.57	$55.70

Total return (4)	28.89%		14.62%	(17.97)%		(10.67)%	26.19%		4.60%	17.19%		23.25%	(10.06)%	(25.05)%	15.78%	6.16%
Net assets, end of period (in 000’s)	$217,974		$182,188	$197,818		$228,870	$188,811		$144,873	$5,037,113		$1,949,711	$658,655	$230,378	$275,319	$100,263
Ratio of expenses to average net assets	0.52	%(5)	0.50%	0.50%		0.50%	0.50%		0.51%	0.36	%(5)	0.35%	0.35%	0.35%	0.34%	0.30	%(5)
Ratio of expenses to average net assets before waivers	—%		—%	—%		—%	—%		—%	—%		—%	—%	—%	0.35%	0.36	%(5)
Ratio of net investment income (loss) to average net assets	0.22	%(5)	0.42%	0.56%		0.26%	0.09%		0.07%	3.58	%(5)	3.70%	5.10%	3.92%	3.11%	3.45	%(5)
Portfolio turnover rate (6)	11%		17%	19%		24%	22%		23%	45%		44%	105%	48%	41%	25%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF										SPDR S&P Homebuilders ETF
	Six Months Ended								For the Period		Six Months Ended						For the Period
	12/31/10		Year Ended		Year Ended		Year Ended	Year Ended	1/31/06*-		12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	1/31/06*-
	(Unaudited)		6/30/10		6/30/09		6/30/08	6/30/07	6/30/06		(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06

Net asset value, beginning of period	$51.82		$50.71		$57.47		$50.93	$45.90	$49.67		$14.32		$11.77	$16.53	$30.37	$33.86	$46.92

Income (loss) from investment operations:
Net investment income (loss)	(0.09	)(1)	(0.12	)(1)	0.44	(1)	0.66	0.18	(0.07)		0.28	(1)	0.13 (1)	0.24 (1)	0.36	0.28	0.07
Net realized and unrealized gain (loss) (2)	11.32		1.23		(7.23)		6.59	5.04	(3.70)		3.04		2.55	(4.72)	(13.82)	(3.49)	(13.06)

Total from investment operations	11.23		1.11		(6.79)		7.25	5.22	(3.77)		3.32		2.68	(4.48)	(13.46)	(3.21)	(12.99)

Net equalization credits and charges (1)	0.01		0.00	(3)	0.00	(3)	(0.02)	(0.05)	—		0.02		(0.01)	0.01	(0.06)	0.01	(0.00	)(3)

Distributions to shareholders from:
Net investment income	—		—		(0.16)		(0.69)	(0.14)	—		(0.27)		(0.12)	(0.29)	(0.32)	(0.29)	(0.07)

Total distributions	—		—		(0.16)		(0.69)	(0.14)	—		(0.27)		(0.12)	(0.29)	(0.32)	(0.29)	(0.07)

Voluntary contribution from Adviser	—		—		0.19		—	—	—		—		—	—	—	—	—

Net asset value, end of period	$63.06		$51.82		$50.71		$57.47	$50.93	$45.90		$17.39		$14.32	$11.77	$16.53	$30.37	$33.86

Total return (4)	21.69%		2.20%		(11.46	)%(5)	14.15%	11.26%	(7.59)%		23.41%		22.61%	(27.30)%	(44.63)%	(9.51)%	(27.70)%
Net assets, end of period (in 000’s)	$491,903		$450,860		$428,508		$264,342	$106,957	$29,835		$870,376		$700,790	$556,111	$535,553	$331,067	$165,908
Ratio of expenses to average net assets	0.36	%(6)	0.35%		0.35%		0.35%	0.35%	0.36	%(6)	0.37	%(6)	0.35%	0.35%	0.35%	0.35%	0.36	%(6)
Ratio of net investment income (loss) to average net assets	(0.32	)%(6)	(0.23)%		0.83%		1.48%	0.51%	(0.33	)%(6)	3.50	%(6)	0.84%	1.84%	1.80%	0.64%	0.34	%(6)
Portfolio turnover rate (7)	23%		80%		78%		79%	74%	38%		14%		48%	82%	76%	16%	19%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (11.79)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF								SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended						For the Period		Six Months Ended										For the Period
	12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	6/19/06*-		12/31/10		Year Ended		Year Ended		Year Ended		Year Ended		6/19/06*-
	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06		(Unaudited)		6/30/10		6/30/09		6/30/08		6/30/07		6/30/06

Net asset value, beginning of period	$45.67		$37.07	$94.16	$62.63	$50.08	$43.29		$25.04		$21.76		$50.90		$36.90		$31.07		$27.99

Income (loss) from investment operations:
Net investment income (loss)	0.22	(1)	0.38 (1)	0.55 (1)	0.39	0.39	0.02		0.27	(1)	0.16	(1)	0.18	(1)	0.11		0.08		0.00	(2)
Net realized and unrealized gain (loss) (3)	23.15		8.59	(57.11)	31.54	12.55	6.77		11.60		3.27		(29.14)		14.11		5.83		3.08

Total from investment operations	23.37		8.97	(56.56)	31.93	12.94	6.79		11.87		3.43		(28.96)		14.22		5.91		3.08

Net equalization credits and charges (1)	0.01		(0.02)	0.04	—	(0.03)	—		0.02		(0.00	)(2)	(0.00	)(2)	(0.00	)(2)	(0.00	)(2)	—

Distributions to shareholders from:
Net investment income	(0.27)		(0.35)	(0.57)	(0.40)	(0.36)	—		(0.25)		(0.15)		(0.18)		(0.12)		(0.08)		—
Net realized gains	—		—	—	—	—	—		—		—		—		(0.10)		—		—

Total distributions	(0.27)		(0.35)	(0.57)	(0.40)	(0.36)	—		(0.25)		(0.15)		(0.18)		(0.22)		(0.08)		—

Net asset value, end of period	$68.78		$45.67	$37.07	$94.16	$62.63	$50.08		$36.68		$25.04		$21.76		$50.90		$36.90		$31.07

Total return (4)	51.24%		24.08%	(59.95)%	51.22%	25.93%	15.70%		47.54%		15.71%		(56.87)%		38.61%		19.08%		10.98%
Net assets, end of period (in 000’s)	$1,193,408		$698,812	$602,423	$819,193	$203,540	$30,050		$451,224		$249,145		$199,101		$279,948		$143,927		$15,535
Ratio of expenses to average net assets	0.36	%(5)	0.35%	0.35%	0.35%	0.35%	0.36	%(5)	0.37	%(5)	0.35%		0.35%		0.36%		0.35%		0.36	%(5)
Ratio of net investment income (loss) to average net assets	0.77	%(5)	0.78%	1.43%	0.59%	0.70%	1.65	%(5)	1.75	%(5)	0.56%		0.75%		0.28%		0.36%		0.17	%(5)
Portfolio turnover rate (6)	20%		43%	68%	59%	31%	0%		33%		39%		42%		51%		43%		0%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF									SPDR S&P Pharmaceuticals ETF
	Six Months Ended							For the Period		Six Months Ended						For the Period
	12/31/10		Year Ended	Year Ended	Year Ended	Year Ended		6/19/06*-		12/31/10		Year Ended	Year Ended	Year Ended	Year Ended	6/19/06*-
	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07		6/30/06		(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07	6/30/06

Net asset value, beginning of period	$39.02		$31.67	$70.10	$45.93	$39.12		$33.80		$38.66		$30.00	$31.08	$35.57	$31.88	$31.42

Income (loss) from investment operations:
Net investment income (loss)	0.08	(1)	0.24 (1)	0.29 (1)	0.13	0.10		0.00	(2)	0.16	(1)	0.38 (1)	0.45 (1)	0.32 (1)	0.38	0.00	(2)
Net realized and unrealized gain (loss) (3)	13.70		7.38	(38.46)	24.16	6.81		5.32		7.60		8.56	(1.07)	(4.51)	3.80	0.46

Total from investment operations	13.78		7.62	(38.17)	24.29	6.91		5.32		7.76		8.94	(0.62)	(4.19)	4.18	0.46

Net equalization credits and charges (1)	0.02		(0.04)	0.02	0.02	(0.00	)(2)	—		0.00	(2)	0.04	0.03	0.03	—	—

Distributions to shareholders from:
Net investment income	(0.12)		(0.23)	(0.28)	(0.14)	(0.10)		—		(0.17)		(0.32)	(0.44)	(0.33)	(0.38)	—
Net realized gains	—		—	—	—	—		—		(0.20)		—	(0.05)	—	(0.11)	—

Total distributions	(0.12)		(0.23)	(0.28)	(0.14)	(0.10)		—		(0.37)		(0.32)	(0.49)	(0.33)	(0.49)	—

Net asset value, end of period	$52.70		$39.02	$31.67	$70.10	$45.93		$39.12		$46.05		$38.66	$30.00	$31.08	$35.57	$31.88

Total return (4)	35.40%		23.92%	(54.44)%	52.99%	17.68%		15.74%		20.05%		30.00%	(1.89)%	(11.73)%	13.17%	1.46%
Net assets, end of period (in 000’s)	$735,221		$536,504	$280,282	$311,952	$39,041		$19,560		$209,520		$143,064	$40,499	$9,328	$8,897	$15,939
Ratio of expenses to average net assets	0.36	%(5)	0.35%	0.35%	0.35%	0.35%		0.36	%(5)	0.36	%(5)	0.36%	0.36%	0.35%	0.35%	0.36	%(5)
Ratio of net investment income (loss) to average net assets	0.37	%(5)	0.60%	0.82%	0.28%	0.23%		0.10	%(5)	0.74	%(5)	1.00%	1.59%	0.97%	0.95%	0.29	%(5)
Portfolio turnover rate (6)	23%		33%	45%	44%	48%		0%		27%		47%	80%	50%	23%	0%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF											SPDR S&P Semiconductor ETF									SPDR Wells Fargo Preferred Stock ETF
	Six Months Ended									For the Period		Six Months Ended							For the Period		Six Months Ended		For the Period
	12/31/10		Year Ended		Year Ended		Year Ended		Year Ended	6/19/06*-		12/31/10		Year Ended	Year Ended	Year Ended	Year Ended		1/31/06*-		12/31/10		9/16/09*-
	(Unaudited)		6/30/10		6/30/09		6/30/08		6/30/07	6/30/06		(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07		6/30/06		(Unaudited)		6/30/10

Net asset value, beginning of period	$35.65		$27.70		$29.26		$43.54		$37.61	$36.72		$41.86		$33.86	$41.62	$53.22	$47.29		$53.32		$42.15		$40.00

Income (loss) from investment operations:
Net investment income (loss)	0.28	(1)	0.36	(1)	0.40	(1)	0.37		0.11	0.01		0.19	(1)	0.38 (1)	0.35 (1)	0.24	0.16		0.02		1.50	(1)	2.41	(1)
Net realized and unrealized gain (loss) (2)	12.60		8.30		(1.70)		(14.39)		5.93	0.88		12.77		8.01	(7.84)	(11.58)	5.93		(6.03)		2.56		0.95

Total from investment operations	12.88		8.66		(1.30)		(14.02)		6.04	0.89		12.96		8.39	(7.49)	(11.34)	6.09		(6.01)		4.06		3.36

Net equalization credits and charges (1)	0.11		(0.16)		(0.01)		(0.09)		0.02	—		(0.00	)(3)	(0.02)	0.02	0.01	(0.00	)(3)	—		0.19		0.63

Distributions to shareholders from:
Net investment income	(0.29)		(0.55)		(0.43)		(0.31)		(0.13)	—		(0.23)		(0.37)	(0.29)	(0.27)	(0.16)		(0.02)		(1.72)		(1.84)

Total distributions	(0.29)		(0.55)		(0.43)		(0.31)		(0.13)	—		(0.23)		(0.37)	(0.29)	(0.27)	(0.16)		(0.02)		(1.72)		(1.84)

Voluntary contribution from Adviser	—		0.00	(3)	0.18		0.14		—	—		—		—	—	—	—		—		—		—

Net asset value, end of period	$48.35		$35.65		$27.70		$29.26		$43.54	$37.61		$54.59		$41.86	$33.86	$41.62	$53.22		$47.29		$44.68		$42.15

Total return (4)	36.48%		30.67	%(5)	(3.61	)%(5)	(32.11	)%(5)	16.12%	2.42%		30.98%		24.66%	(17.88)%	(21.30)%	12.89%		(11.26)%		10.06%		10.04%
Net assets, end of period (in 000’s)	$976,683		$689,757		$1,018,007		$263,380		$134,978	$20,687		$109,180		$104,662	$103,282	$39,538	$106,439		$47,290		$102,771		$65,340
Ratio of expenses to average net assets	0.36	%(6)	0.35%		0.35%		0.35%		0.35%	0.36	%(6)	0.37	%(6)	0.35%	0.35%	0.35%	0.35%		0.36	%(6)	0.46	%(6)	0.45	%(6)
Ratio of net investment income (loss) to average net assets	1.34	%(6)	0.99%		1.61%		1.40%		0.35%	0.82	%(6)	0.83	%(6)	0.87%	1.12%	0.52%	0.35%		0.10	%(6)	6.60	%(6)	7.25	%(6)
Portfolio turnover rate (7)	32%		26%		69%		50%		71%	0%		26%		19%	41%	65%	52%		40%		9%		22%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/10, the total return would have decreased by less than 0.005%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (3.62)%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/08, the total return would have been (32.44)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2010, the Trust offered forty-nine (49) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following twenty-eight (28) Funds: SPDR Dow Jones Total Market ETF, SPDR Dow Jones Large Cap ETF, SPDR S&P 500 Growth ETF, SPDR S&P 500 Value ETF, SPDR Dow Jones Mid Cap ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR DJ Global Titans ETF, SPDR Dow Jones REIT ETF, SPDR KBW Bank ETF, SPDR KBW Capital Markets ETF, SPDR KBW Insurance ETF, SPDR KBW Mortgage Finance ETF, SPDR KBW Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF and SPDR Wells Fargo Preferred Stock ETF. Each Fund operates as a non-diversified investment company. The other twenty-one (21) Funds are included in a separate Semi-Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s respective benchmark index.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. For SPDR DJ Global Titans ETF, the type of inputs used to value each security is identified in the Portfolio Summary in the Industry Breakdown table.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments, as of December 31, 2010:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Dow Jones Total Market ETF	$211,630,421	$—	$—	$211,630,421
SPDR Dow Jones Large Cap ETF	44,253,268	—	—	44,253,268
SPDR S&P 500 Growth ETF	192,655,975	—	—	192,655,975
SPDR S&P 500 Value ETF	171,755,614	—	—	171,755,614
SPDR Dow Jones Mid Cap ETF	75,525,444	—	—	75,525,444
SPDR S&P 400 Mid Cap Growth ETF	73,152,835	—	—	73,152,835
SPDR S&P 400 Mid Cap Value ETF	34,154,793	—	—	34,154,793
SPDR S&P 600 Small Cap ETF	83,643,332	—*	—	83,643,332
SPDR S&P 600 Small Cap Growth ETF	196,303,623	—*	—	196,303,623
SPDR S&P 600 Small Cap Value ETF	147,284,577	—	—	147,284,577
SPDR DJ Global Titans ETF	126,765,612	—	—	126,765,612
SPDR Dow Jones REIT ETF	1,490,781,004	—	—	1,490,781,004
SPDR KBW Bank ETF	2,163,857,796	—	—	2,163,857,796
SPDR KBW Capital Markets ETF	81,892,875	—	—	81,892,875
SPDR KBW Insurance ETF	241,111,780	—	—	241,111,780
SPDR KBW Mortgage Finance ETF	2,722,290	—	—	2,722,290
SPDR KBW Regional Banking ETF	900,968,759	—	—	900,968,759
SPDR Morgan Stanley Technology ETF	229,469,511	—	—	229,469,511
SPDR S&P Dividend ETF	5,510,760,209	—	—	5,510,760,209
SPDR S&P Biotech ETF	569,578,274	—	—	569,578,274
SPDR S&P Homebuilders ETF	976,439,618	—	—	976,439,618
SPDR S&P Metals & Mining ETF	1,293,665,747	—	—	1,293,665,747
SPDR S&P Oil & Gas Equipment & Services ETF	472,055,266	—	—	472,055,266
SPDR S&P Oil & Gas Exploration & Production ETF	778,236,460	—	—	778,236,460
SPDR S&P Pharmaceuticals ETF	220,819,270	—	—	220,819,270
SPDR S&P Retail ETF	1,042,987,477	—	—	1,042,987,477
SPDR S&P Semiconductor ETF	115,796,550	—	—	115,796,550
SPDR Wells Fargo Preferred Stock ETF	115,556,845	—	—	115,556,845

*	Fund held Level 2 securities that were valued at $0 at December 31, 2010.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at December 31, 2010:

Net Change in
Unrealized
				Realized				Appreciation/
				Gain (Loss)				(Depreciation)
			Accrued	and Change in				from
			Discounts	Unrealized	Net	Net		Investments
	Balance at		(Amortized	Appreciation/	Purchases/	Transfers	Balance at	Still Held at
	6/30/10		Premiums)	(Depreciation)	(Sales)	in or out	12/31/10	12/31/10

SPDR S&P 600 Small Cap ETF	$	—*	$—	$—	$—	$ —*	$—	$—
SPDR S&P 600 Small Cap Value ETF	$	—*	$—	$—	$—	$ —*	$—	$—

*	Included in this amount are Level 3 securities that were valued at $0.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Certain Funds, based on their investments, may incur a tax liability in the states where the investments have business operations. The taxes incurred will increase the total expenses of the Funds and are included in miscellaneous expenses on the Statements of Operations. Trustees’ fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2010 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the six months ended December 31, 2010, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified
to Paid in Capital

SPDR Dow Jones Total Market ETF	$2,367,649
SPDR Dow Jones Large Cap ETF	670,046
SPDR S&P 500 Growth ETF	2,337,452
SPDR S&P 500 Value ETF	2,627,096
SPDR Dow Jones Mid Cap ETF	2,062,980
SPDR S&P 400 Mid Cap Growth ETF	16,725,263
SPDR S&P 400 Mid Cap Value ETF	2,329,997
SPDR S&P 600 Small Cap ETF	13,811,283
SPDR S&P 600 Small Cap Growth ETF	36,586,667
SPDR S&P 600 Small Cap Value ETF	5,158,855
SPDR DJ Global Titans ETF	(8,971)
SPDR Dow Jones REIT ETF	12,852,160
SPDR KBW Bank ETF	18,449,371
SPDR KBW Capital Markets ETF	(2,618,938)
SPDR KBW Insurance ETF	1,701,429

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

Net Gain (Loss)
Reclassified
to Paid in Capital

SPDR KBW Mortgage Finance ETF	$82,250
SPDR KBW Regional Banking ETF	(29,172,440)
SPDR Morgan Stanley Technology ETF	1,479,915
SPDR S&P Dividend ETF	18,643,620
SPDR S&P Biotech ETF	27,922,248
SPDR S&P Homebuilders ETF	25,112,721
SPDR S&P Metals & Mining ETF	102,382,162
SPDR S&P Oil & Gas Equipment & Services ETF	9,537,921
SPDR S&P Oil & Gas Exploration & Production ETF	66,030,049
SPDR S&P Pharmaceuticals ETF	8,384,767
SPDR S&P Retail ETF	119,241,522
SPDR S&P Semiconductor ETF	10,678,798
SPDR Wells Fargo Preferred Stock ETF	584,460

At December 31, 2010, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

	2011	2012	2013	2014	2015	2016	2017	2018

SPDR Dow Jones Total Market ETF	$(2,005,163)	$(1,348,494)	$(153,659)	$(4,842,998)	$—	$—	$(1,378,715)	$(4,870,717)
SPDR Dow Jones Large Cap ETF	—	—	—	—	—	—	(131,432)	(525,506)
SPDR S&P 500 Growth ETF	(4,738,409)	(2,821,107)	(309,686)	(3,652,975)	—	—	(6,452,641)	(26,035,843)
SPDR S&P 500 Value ETF	—	—	(974,429)	—	—	—	(5,372,858)	(16,424,729)
SPDR Dow Jones Mid Cap ETF	—	—	—	—	—	—	(558,343)	(1,382,689)
SPDR S&P 400 Mid Cap Growth ETF	—	—	—	—	—	—	(2,960,864)	(3,258,647)
SPDR S&P 400 Mid Cap Value ETF	—	—	—	—	—	(493,781)	(1,200,592)	(1,312,574)
SPDR S&P 600 Small Cap ETF	—	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—	—	—	—	—	(2,152,440)	(4,620,622)
SPDR S&P 600 Small Cap Value ETF	—	—	—	—	—	—	(1,882,152)	(5,475,176)
SPDR DJ Global Titans ETF	(1,493,437)	(984,760)	—	—	(282,717)	—	(12,535,918)	(9,895,403)
SPDR Dow Jones REIT ETF	—	—	—	—	—	—	(1,122,565)	(192,486,170)
SPDR KBW Bank ETF	—	—	—	—	—	(435,385)	(118,852,502)	(300,189,040)
SPDR KBW Capital Markets ETF	—	—	—	—	—	(9,042,847)	(23,772,407)	(28,551,883)
SPDR KBW Insurance ETF	—	—	—	—	—	(514,950)	1,401,569	(15,750,318)
SPDR KBW Mortgage Finance ETF	—	—	—	—	—	—	—	—
SPDR KBW Regional Banking ETF	—	—	—	—	—	—	(24,075,194)	(150,464,974)
SPDR Morgan Stanley Technology ETF	(10,238,030)	(19,143,628)	(8,746,932)	(3,784,746)	(2,360,832)	(745,443)	(2,659,957)	(20,984,667)
SPDR S&P Dividend ETF	—	—	—	—	—	—	(15,532,281)	(76,092,855)
SPDR S&P Biotech ETF	—	—	—	—	(2,145,212)	(733,614)	(24,363,945)	(73,086,286)
SPDR S&P Homebuilders ETF	—	—	—	—	(4,745,039)	(8,203,751)	(24,813,335)	(116,404,014)
SPDR S&P Metals & Mining ETF	—	—	—	—	(104,652)	—	(49,841,508)	(215,129,022)
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	—	—	—	—	(1,830,538)	(54,465,863)
SPDR S&P Oil & Gas Exploration & Production ETF	—	—	—	—	—	—	(11,779,459)	(112,377,725)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

	2011	2012	2013	2014	2015	2016	2017	2018

SPDR S&P Pharmaceuticals ETF	$—	$—	$—	$—	$—	$—	$—	$(687,927)
SPDR S&P Retail ETF	—	—	—	—	—	(1,022,978)	(250,690)	(32,271,270)
SPDR S&P Semiconductor ETF	—	—	—	—	(1,832,423)	—	(12,113,199)	(5,691,659)
SPDR Wells Fargo Preferred Stock ETF	—	—	—	—	—	—	—	(18,976)

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal Year. The Funds incurred the following losses during the period November 1, 2009 through June 30, 2010 that are deferred for tax purposes until fiscal 2011:

Deferred Losses

SPDR Dow Jones Total Market ETF	$—
SPDR Dow Jones Large Cap ETF	(62,170)
SPDR S&P 500 Growth ETF	(1,760,629)
SPDR S&P 500 Value ETF	(690,400)
SPDR Dow Jones Mid Cap ETF	(32,190)
SPDR S&P 400 Mid Cap Growth ETF	—
SPDR S&P 400 Mid Cap Value ETF	(158,031)
SPDR S&P 600 Small Cap ETF	—
SPDR S&P 600 Small Cap Growth ETF	(273,155)
SPDR S&P 600 Small Cap Value ETF	(1,856,807)
SPDR DJ Global Titans ETF	(1,837,709)
SPDR Dow Jones REIT ETF	(35,292,713)
SPDR KBW Bank ETF	(51,516,245)
SPDR KBW Capital Markets ETF	(3,001,185)
SPDR KBW Insurance ETF	(1,757,037)
SPDR KBW Mortgage Finance ETF	—
SPDR KBW Regional Banking ETF	(68,173,342)
SPDR Morgan Stanley Technology ETF	(2,115,831)
SPDR S&P Dividend ETF	(1,675,218)
SPDR S&P Biotech ETF	(37,486,470)
SPDR S&P Homebuilders ETF	(2,681,743)
SPDR S&P Metals & Mining ETF	(30,996,088)
SPDR S&P Oil & Gas Equipment & Services ETF	(20,261,628)
SPDR S&P Oil & Gas Exploration & Production ETF	(13,902,574)
SPDR S&P Pharmaceuticals ETF	(1,391,411)
SPDR S&P Retail ETF	(3,021,291)
SPDR S&P Semiconductor ETF	(887,491)
SPDR Wells Fargo Preferred Stock ETF	(164,385)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust’s Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Subsequent Events

Management has determined there are no subsequent events or transactions that would have materially impacted the Funds’ financial statements as presented.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR Dow Jones Total Market ETF	0.20%
SPDR Dow Jones Large Cap ETF	0.20
SPDR S&P 500 Growth ETF	0.20
SPDR S&P 500 Value ETF	0.20
SPDR Dow Jones Mid Cap ETF	0.25
SPDR S&P 400 Mid Cap Growth ETF	0.25
SPDR S&P 400 Mid Cap Value ETF	0.25
SPDR S&P 600 Small Cap ETF	0.20
SPDR S&P 600 Small Cap Growth ETF	0.25
SPDR S&P 600 Small Cap Value ETF	0.25
SPDR DJ Global Titans ETF	0.50
SPDR Dow Jones REIT ETF	0.25
SPDR KBW Bank ETF	0.35
SPDR KBW Capital Markets ETF	0.35
SPDR KBW Insurance ETF	0.35
SPDR KBW Mortgage Finance ETF	0.35
SPDR KBW Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.50
SPDR S&P Dividend ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR Wells Fargo Preferred Stock ETF	0.45

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

(including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the six months ended December 31, 2010, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Dow Jones Total Market ETF	$3,294
SPDR Dow Jones Large Cap ETF	1,180
SPDR S&P 500 Growth ETF	2,097
SPDR S&P 500 Value ETF	1,165
SPDR Dow Jones Mid Cap ETF	3,683
SPDR S&P 400 Mid Cap Growth ETF	2,867
SPDR S&P 400 Mid Cap Value ETF	2,029
SPDR S&P 600 Small Cap ETF	5,508
SPDR S&P 600 Small Cap Growth ETF	14,276
SPDR S&P 600 Small Cap Value ETF	9,588
SPDR DJ Global Titans ETF	1,966
SPDR Dow Jones REIT ETF	23,238
SPDR KBW Bank ETF	11,994
SPDR KBW Capital Markets ETF	750
SPDR KBW Insurance ETF	1,560
SPDR KBW Mortgage Finance ETF	169
SPDR KBW Regional Banking ETF	34,993
SPDR Morgan Stanley Technology ETF	3,140
SPDR S&P Dividend ETF	56,598
SPDR S&P Biotech ETF	24,573
SPDR S&P Homebuilders ETF	22,470
SPDR S&P Metals & Mining ETF	15,895
SPDR S&P Oil & Gas Equipment & Services ETF	11,628
SPDR S&P Oil & Gas Exploration & Production ETF	7,411
SPDR S&P Pharmaceuticals ETF	9,422
SPDR S&P Retail ETF	51,968
SPDR S&P Semiconductor ETF	2,639
SPDR Wells Fargo Preferred Stock ETF	5,791

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

1940 Act, each Fund, with the exception of SPDR Dow Jones Total Market ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2011 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust and SPDR Index Share Funds (“SIS Trust”) pay, in the aggregate, each Independent Trustee an annual fee of $132,500 plus $7,500 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $37,500 and the Chair of the Audit Committee receives an additional annual fee of $15,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SIS Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at December 31, 2010 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/10	6/30/10	Cost	Shares	Proceeds	Shares	12/31/10	12/31/10	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	6,860	$232,005	$33,574	882	$11,913	337	7,405	$343,148	$148	$(618)
SPDR Dow Jones Large Cap ETF	1,691	57,190	4,557	119	4,439	119	1,691	78,361	34	144
SPDR S&P 500 Growth ETF	17,609	595,536	11,661	300	798,949	17,909	—	—	163	(162,480)
SPDR S&P 500 Value ETF	—	—	686,570	15,100	—	—	15,100	699,734	151	—
SPDR KBW Bank ETF	443,580	15,001,875	80,787,111	1,874,437	50,327,021	1,208,880	1,109,137	51,397,409	15,966	50,631
SPDR KBW Capital Markets ETF	106,332	3,596,148	5,301,182	123,330	4,167,826	102,147	127,515	5,909,045	2,176	(509,636)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at December 31, 2010 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$541,450	$3,772,456	3,772,456	$3,992,428	3,992,428	$321,478	$672	$—
SPDR Dow Jones Large Cap ETF	74,544	677,438	677,438	735,005	735,005	16,977	88	—
SPDR S&P 500 Growth ETF	100	3,569,257	3,569,257	2,863,120	2,863,120	706,237	530	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR S&P 500 Value ETF	$43,072	$3,993,357	3,993,357	$3,725,475	3,725,475	$310,954	$447	$—
SPDR Dow Jones Mid Cap ETF	12,439	1,736,669	1,736,669	1,614,650	1,614,650	134,458	159	—
SPDR S&P 400 Mid Cap Growth ETF	253,449	2,503,535	2,503,535	2,641,252	2,641,252	115,732	183	—
SPDR S&P 400 Mid Cap Value ETF	37,720	1,348,941	1,348,941	1,288,524	1,288,524	98,137	112	—
SPDR S&P 600 Small Cap ETF	26,567	1,925,544	1,925,544	1,825,543	1,825,543	126,568	194	—
SPDR S&P 600 Small Cap Growth ETF	177,386	6,073,626	6,073,626	5,660,143	5,660,143	590,869	588	—
SPDR S&P 600 Small Cap Value ETF	96,833	4,013,806	4,013,806	3,921,815	3,921,815	188,824	283	—
SPDR DJ Global Titans ETF	100	1,764,771	1,764,771	1,602,640	1,602,640	162,231	153	—
SPDR Dow Jones REIT ETF	1,815,488	42,971,007	42,971,007	43,180,297	43,180,297	1,606,198	1,895	—
SPDR KBW Bank ETF	684,735	8,414,494	8,414,494	7,667,726	7,667,726	1,431,503	1,227	—
SPDR KBW Capital Markets ETF	74,340	2,096,706	2,096,706	1,213,773	1,213,773	957,273	118	—
SPDR KBW Insurance ETF	136,368	4,399,251	4,399,251	3,943,800	3,943,800	591,819	268	—
SPDR KBW Mortgage Finance ETF	6,754	70,935	70,935	75,125	75,125	2,564	6	—
SPDR KBW Regional Banking ETF	964,165	9,590,126	9,590,126	10,358,975	10,358,975	195,316	935	—
SPDR Morgan Stanley Technology ETF	372,470	934,579	934,579	1,113,414	1,113,414	193,635	436	—
SPDR S&P Dividend ETF	5,087,806	133,001,491	133,001,491	125,828,110	125,828,110	12,261,187	11,528	—
SPDR S&P Biotech ETF	269,146	8,417,566	8,417,566	8,431,581	8,431,581	255,131	522	—
SPDR S&P Homebuilders ETF	396,379	23,600,875	23,600,875	23,815,016	23,815,016	182,238	1,787	—
SPDR S&P Metals & Mining ETF	1,597,914	6,223,777	6,223,777	6,624,755	6,624,755	1,196,936	2,244	—
SPDR S&P Oil & Gas Equipment & Services ETF	240,252	7,213,714	7,213,714	5,659,472	5,659,472	1,794,494	447	—
SPDR S&P Oil & Gas Exploration & Production ETF	348,701	10,103,073	10,103,073	8,868,824	8,868,824	1,582,950	789	—
SPDR S&P Pharmaceuticals ETF	16,857	6,843,709	6,843,709	6,803,797	6,803,797	56,769	389	—
SPDR S&P Retail ETF	913,959	22,981,781	22,981,781	21,148,148	21,148,148	2,747,592	1,217	—
SPDR S&P Semiconductor ETF	119,723	1,444,579	1,444,579	1,179,239	1,179,239	385,063	157	—
SPDR Wells Fargo Preferred Stock ETF	210,792	6,613,666	6,613,666	6,310,671	6,310,671	513,787	416	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$9,918,748	$26,254,606	26,254,606	$27,230,166	27,230,166	$8,943,188	$18,812	$—
SPDR Dow Jones Large Cap ETF	5,945,846	23,171,700	23,171,700	26,117,035	26,117,035	3,000,511	6,851	—
SPDR S&P 500 Growth ETF	7,399,558	16,376,709	16,376,709	21,333,882	21,333,882	2,442,385	11,494	—
SPDR S&P 500 Value ETF	2,713,149	46,745,761	46,745,761	45,682,572	45,682,572	3,776,338	6,524	—
SPDR Dow Jones Mid Cap ETF	15,395,297	15,771,745	15,771,745	14,776,649	14,776,649	16,390,393	20,905	—
SPDR S&P 400 Mid Cap Growth ETF	17,208,494	15,609,414	15,609,414	30,615,630	30,615,630	2,202,278	16,155	—
SPDR S&P 400 Mid Cap Value ETF	5,322,474	19,131,849	19,131,849	17,326,394	17,326,394	7,127,929	11,543	—
SPDR S&P 600 Small Cap ETF	14,231,812	29,507,431	29,507,431	25,977,141	25,977,141	17,762,102	32,795	—
SPDR S&P 600 Small Cap Growth ETF	28,390,690	46,941,822	46,941,822	53,530,259	53,530,259	21,802,253	81,027	—
SPDR S&P 600 Small Cap Value ETF	29,593,856	33,936,414	33,936,414	50,644,765	50,644,765	12,885,505	55,231	—
SPDR DJ Global Titans ETF	2,962,407	40,738,429	40,738,429	39,184,303	39,184,303	4,516,533	11,140	—
SPDR Dow Jones REIT ETF	132,239,179	389,677,388	389,677,388	395,371,931	395,371,931	126,544,636	128,714	—
SPDR KBW Bank ETF	46,080,711	381,710,386	381,710,386	240,229,024	240,229,024	187,562,073	67,970	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR KBW Capital Markets ETF	$7,980,811	$16,310,376	16,310,376	$19,973,755	19,973,755	$4,317,432	$4,713	$—
SPDR KBW Insurance ETF	4,237,598	77,667,776	77,667,776	75,677,136	75,677,136	6,228,238	8,836	—
SPDR KBW Mortgage Finance ETF	1,031,758	1,084,716	1,084,716	1,506,942	1,506,942	609,532	950	—
SPDR KBW Regional Banking ETF	161,564,684	215,604,578	215,604,578	268,842,768	268,842,768	108,326,494	198,306	—
SPDR Morgan Stanley Technology ETF	10,341,311	118,443,487	118,443,487	117,330,011	117,330,011	11,454,787	17,797	—
SPDR S&P Dividend ETF	275,284,148	1,530,002,036	1,530,002,036	1,331,989,521	1,331,989,521	473,296,663	402,804	—
SPDR S&P Biotech ETF	94,435,725	309,289,842	309,289,842	326,181,317	326,181,317	77,544,250	139,259	—
SPDR S&P Homebuilders ETF	112,277,545	431,585,999	431,585,999	437,521,344	437,521,344	106,342,200	127,360	—
SPDR S&P Metals & Mining ETF	75,252,050	443,935,375	443,935,375	418,361,305	418,361,305	100,826,120	87,077	—
SPDR S&P Oil & Gas Equipment & Services ETF	27,354,745	204,006,731	204,006,731	212,104,505	212,104,505	19,256,971	65,777	—
SPDR S&P Oil & Gas Exploration & Production ETF	48,293,877	169,883,854	169,883,854	176,322,845	176,322,845	41,854,886	39,773	—
SPDR S&P Pharmaceuticals ETF	30,386,719	75,982,562	75,982,562	95,025,018	95,025,018	11,344,263	53,387	—
SPDR S&P Retail ETF	67,696,465	454,052,497	454,052,497	455,141,394	455,141,394	66,607,568	292,620	—
SPDR S&P Semiconductor ETF	14,605,362	44,057,820	44,057,820	52,050,917	52,050,917	6,612,265	14,955	—
SPDR Wells Fargo Preferred Stock ETF	9,537,013	52,178,528	52,178,528	49,209,375	49,209,375	12,506,166	32,848	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $250 to $4,500 are charged to Authorized Participants for transactions on a given day regardless of the number of Creation Units that are created or redeemed on the same day are charged to Authorized Participants. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2010 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Dow Jones Total Market ETF	$190,072,312	$39,425,243	$17,867,134	$21,558,109
SPDR Dow Jones Large Cap ETF	35,521,543	9,420,378	688,653	8,731,725
SPDR S&P 500 Growth ETF	173,028,723	24,795,386	5,168,134	19,627,252
SPDR S&P 500 Value ETF	170,598,274	13,090,079	11,932,739	1,157,340
SPDR Dow Jones Mid Cap ETF	67,180,420	9,795,806	1,450,782	8,345,024
SPDR S&P 400 Mid Cap Growth ETF	73,505,057	948,762	1,300,984	(352,222)
SPDR S&P 400 Mid Cap Value ETF	33,181,671	1,288,332	315,210	973,122
SPDR S&P 600 Small Cap ETF	84,907,538	547,105	1,811,311	(1,264,206)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P 600 Small Cap Growth ETF	$199,415,573	$1,749,448	$4,861,398	$(3,111,950)
SPDR S&P 600 Small Cap Value ETF	148,750,139	3,951,000	5,416,562	(1,465,562)
SPDR DJ Global Titans ETF	135,268,828	9,085,076	17,588,292	(8,503,216)
SPDR Dow Jones REIT ETF	1,523,175,681	99,219,919	131,614,596	(32,394,677)
SPDR KBW Bank ETF	2,205,026,001	17,308,171	58,476,376	(41,168,205)
SPDR KBW Capital Markets ETF	99,824,533	273,496	18,205,154	(17,931,658)
SPDR KBW Insurance ETF	243,471,669	5,416,601	7,776,490	(2,359,889)
SPDR KBW Mortgage Finance ETF	2,883,287	145,793	306,790	(160,997)
SPDR KBW Regional Banking ETF	1,015,886,472	5,717,136	120,634,849	(114,917,713)
SPDR Morgan Stanley Technology ETF	227,224,149	26,534,252	24,288,890	2,245,362
SPDR S&P Dividend ETF	5,053,771,074	469,627,523	12,638,388	456,989,135
SPDR S&P Biotech ETF	551,092,150	46,060,868	27,574,744	18,486,124
SPDR S&P Homebuilders ETF	993,327,247	23,007,391	39,895,020	(16,887,629)
SPDR S&P Metals & Mining ETF	1,208,128,395	107,703,954	22,166,602	85,537,352
SPDR S&P Oil & Gas Equipment & Services ETF	401,820,361	74,648,295	4,413,390	70,234,905
SPDR S&P Oil & Gas Exploration & Production ETF	762,414,185	29,094,935	13,272,660	15,822,275
SPDR S&P Pharmaceuticals ETF	200,616,619	25,122,549	4,919,898	20,202,651
SPDR S&P Retail ETF	1,054,332,814	10,316,026	21,661,363	(11,345,337)
SPDR S&P Semiconductor ETF	118,696,337	1,336,774	4,236,561	(2,899,787)
SPDR Wells Fargo Preferred Stock ETF	112,515,732	3,245,584	204,471	3,041,113

6.	Investment Transactions

For the six months ended December 31, 2010, the Trust had in-kind contributions and in-kind redemptions as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$16,521,460	$7,858,855	$2,367,649
SPDR Dow Jones Large Cap ETF	2,558,571	2,534,328	670,046
SPDR S&P 500 Growth ETF	—	17,451,351	2,337,452
SPDR S&P 500 Value ETF	53,258,636	11,969,625	2,627,096
SPDR Dow Jones Mid Cap ETF	2,886,718	9,781,647	2,062,980
SPDR S&P 400 Mid Cap Growth ETF	73,798,858	80,509,249	16,725,263
SPDR S&P 400 Mid Cap Value ETF	14,117,449	12,935,538	2,329,997
SPDR S&P 600 Small Cap ETF	68,790,849	67,479,384	13,811,283
SPDR S&P 600 Small Cap Growth ETF	183,077,021	170,705,765	36,586,667
SPDR S&P 600 Small Cap Value ETF	—	35,033,039	5,158,855
SPDR DJ Global Titans ETF	27,498,740	2,544,160	(8,971)
SPDR Dow Jones REIT ETF	68,793,551	57,281,956	12,852,160
SPDR KBW Bank ETF	3,150,323,750	2,075,103,030	18,449,371
SPDR KBW Capital Markets ETF	68,184,383	53,714,718	(2,618,938)
SPDR KBW Insurance ETF	308,009,892	270,483,661	1,701,429
SPDR KBW Mortgage Finance ETF	—	2,089,626	82,250
SPDR KBW Regional Banking ETF	1,399,200,551	1,382,080,696	(29,172,440)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Morgan Stanley Technology ETF	$6,314,220	$19,606,971	$1,479,915
SPDR S&P Dividend ETF	2,756,502,866	83,580,878	18,643,620
SPDR S&P Biotech ETF	167,378,761	221,002,912	27,922,248
SPDR S&P Homebuilders ETF	883,040,893	845,712,940	25,112,721
SPDR S&P Metals & Mining ETF	1,397,510,524	1,279,893,465	102,382,162
SPDR S&P Oil & Gas Equipment & Services ETF	137,571,798	52,490,550	9,537,921
SPDR S&P Oil & Gas Exploration & Production ETF	2,085,756,028	2,061,512,559	66,030,049
SPDR S&P Pharmaceuticals ETF	62,244,994	26,856,938	8,384,767
SPDR S&P Retail ETF	5,705,647,402	5,603,319,086	119,241,522
SPDR S&P Semiconductor ETF	142,251,910	159,063,129	10,678,798
SPDR Wells Fargo Preferred Stock ETF	40,684,786	6,606,154	584,460

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2010, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR Dow Jones Total Market ETF	$3,075,469	$2,652,642
SPDR Dow Jones Large Cap ETF	1,117,660	1,066,649
SPDR S&P 500 Growth ETF	83,203,516	83,654,079
SPDR S&P 500 Value ETF	62,536,549	63,119,701
SPDR Dow Jones Mid Cap ETF	6,749,662	6,351,445
SPDR S&P 400 Mid Cap Growth ETF	53,662,850	53,154,756
SPDR S&P 400 Mid Cap Value ETF	21,488,477	21,485,434
SPDR S&P 600 Small Cap ETF	46,985,283	46,997,941
SPDR S&P 600 Small Cap Growth ETF	140,953,341	140,568,394
SPDR S&P 600 Small Cap Value ETF	108,796,550	108,732,483
SPDR DJ Global Titans ETF	1,647,524	1,267,815
SPDR Dow Jones REIT ETF	82,924,525	84,405,437
SPDR KBW Bank ETF	185,031,215	186,183,058
SPDR KBW Capital Markets ETF	1,940,728	1,899,311
SPDR KBW Insurance ETF	11,627,977	12,070,440
SPDR KBW Mortgage Finance ETF	421,467	435,271
SPDR KBW Regional Banking ETF	23,140,566	22,045,067
SPDR Morgan Stanley Technology ETF	21,642,002	21,529,432
SPDR S&P Dividend ETF	1,551,416,003	1,559,396,101
SPDR S&P Biotech ETF	110,844,672	111,640,449
SPDR S&P Homebuilders ETF	105,346,746	106,331,475
SPDR S&P Metals & Mining ETF	174,946,559	175,640,684
SPDR S&P Oil & Gas Equipment & Services ETF	105,447,410	105,652,915
SPDR S&P Oil & Gas Exploration & Production ETF	129,542,351	126,784,646
SPDR S&P Pharmaceuticals ETF	52,150,332	53,027,314

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

	Purchases	Sales

SPDR S&P Retail ETF	$197,540,735	$200,302,225
SPDR S&P Semiconductor ETF	23,046,224	23,349,050
SPDR Wells Fargo Preferred Stock ETF	7,725,356	8,404,588

For the six months ended December 31, 2010, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

A Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuation of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2010 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represent the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2010 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested on July 1, 2010 and held for the six months ended December 31, 2010.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/10 to
Actual	Expense Ratio	7/1/10	12/31/10	12/31/10

SPDR Dow Jones Total Market ETF	0.23%	$1,000	$1,240.30	$1.30
SPDR Dow Jones Large Cap ETF	0.24	1,000	1,236.10	1.35
SPDR S&P 500 Growth ETF	0.23	1,000	1,262.50	1.31
SPDR S&P 500 Value ETF	0.23	1,000	1,213.80	1.28
SPDR Dow Jones Mid Cap ETF	0.29	1,000	1,277.50	1.66
SPDR S&P 400 Mid Cap Growth ETF	0.31	1,000	1,311.70	1.81
SPDR S&P 400 Mid Cap Value ETF	0.29	1,000	1,223.20	1.63
SPDR S&P 600 Small Cap ETF	0.30	1,000	1,287.70	1.73
SPDR S&P 600 Small Cap Growth ETF	0.29	1,000	1,323.20	1.70
SPDR S&P 600 Small Cap Value ETF	0.29	1,000	1,248.10	1.64
SPDR DJ Global Titans ETF	0.55	1,000	1,215.80	3.07
SPDR Dow Jones REIT ETF	0.27	1,000	1,214.50	1.51
SPDR KBW Bank ETF	0.38	1,000	1,135.00	2.04
SPDR KBW Capital Markets ETF	0.42	1,000	1,251.90	2.38
SPDR KBW Insurance ETF	0.38	1,000	1,235.40	2.14
SPDR KBW Mortgage Finance ETF	0.38	1,000	1,097.80	2.01

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2010 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/10 to
Actual	Expense Ratio	7/1/10	12/31/10	12/31/10

SPDR KBW Regional Banking ETF	0.37%	$1,000	$1,152.30	$2.01
SPDR Morgan Stanley Technology ETF	0.55	1,000	1,288.90	3.17
SPDR S&P Dividend ETF	0.37	1,000	1,171.90	2.03
SPDR S&P Biotech ETF	0.38	1,000	1,216.90	2.12
SPDR S&P Homebuilders ETF	0.39	1,000	1,234.10	2.20
SPDR S&P Metals & Mining ETF	0.38	1,000	1,512.40	2.41
SPDR S&P Oil & Gas Equipment & Services ETF	0.40	1,000	1,475.40	2.50
SPDR S&P Oil & Gas Exploration & Production ETF	0.37	1,000	1,354.00	2.20
SPDR S&P Pharmaceuticals ETF	0.37	1,000	1,200.50	2.05
SPDR S&P Retail ETF	0.37	1,000	1,364.80	2.21
SPDR S&P Semiconductor ETF	0.40	1,000	1,309.80	2.33
SPDR Wells Fargo Preferred Stock ETF	0.47	1,000	1,100.60	2.49

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/10 to
Hypothetical	Expense Ratio	7/1/10	12/31/10	12/31/10

SPDR Dow Jones Total Market ETF	0.23%	$1,000	$1,024.05	$1.17
SPDR Dow Jones Large Cap ETF	0.24	1,000	1,024.00	1.22
SPDR S&P 500 Growth ETF	0.23	1,000	1,024.05	1.17
SPDR S&P 500 Value ETF	0.23	1,000	1,024.05	1.17
SPDR Dow Jones Mid Cap ETF	0.29	1,000	1,023.74	1.48
SPDR S&P 400 Mid Cap Growth ETF	0.31	1,000	1,023.64	1.58
SPDR S&P 400 Mid Cap Value ETF	0.29	1,000	1,023.74	1.48
SPDR S&P 600 Small Cap ETF	0.30	1,000	1,023.69	1.53
SPDR S&P 600 Small Cap Growth ETF	0.29	1,000	1,023.74	1.48
SPDR S&P 600 Small Cap Value ETF	0.29	1,000	1,023.74	1.48
SPDR DJ Global Titans ETF	0.55	1,000	1,022.43	2.80
SPDR Dow Jones REIT ETF	0.27	1,000	1,023.84	1.38
SPDR KBW Bank ETF	0.38	1,000	1,023.29	1.94
SPDR KBW Capital Markets ETF	0.42	1,000	1,023.09	2.14
SPDR KBW Insurance ETF	0.38	1,000	1,023.29	1.94
SPDR KBW Mortgage Finance ETF	0.38	1,000	1,023.29	1.94
SPDR KBW Regional Banking ETF	0.37	1,000	1,023.34	1.89
SPDR Morgan Stanley Technology ETF	0.55	1,000	1,022.43	2.80
SPDR S&P Dividend ETF	0.37	1,000	1,023.34	1.89
SPDR S&P Biotech ETF	0.38	1,000	1,023.29	1.94
SPDR S&P Homebuilders ETF	0.39	1,000	1,023.24	1.99
SPDR S&P Metals & Mining ETF	0.38	1,000	1,023.29	1.94
SPDR S&P Oil & Gas Equipment & Services ETF	0.40	1,000	1,023.19	2.04

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2010 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/10 to
Hypothetical	Expense Ratio	7/1/10	12/31/10	12/31/10

SPDR S&P Oil & Gas Exploration & Production ETF	0.37%	$1,000	$1,023.34	$1.89
SPDR S&P Pharmaceuticals ETF	0.37	1,000	1,023.34	1.89
SPDR S&P Retail ETF	0.37	1,000	1,023.34	1.89
SPDR S&P Semiconductor ETF	0.40	1,000	1,023.19	2.04
SPDR Wells Fargo Preferred Stock ETF	0.47	1,000	1,022.84	2.40

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2010 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov.

Information regarding how proxies were voted relating to the Funds’ portfolio securities for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number above (toll free) and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free) and on the Funds’ website at www.spdrs.com.

Full Portfolio Schedule

The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request, by calling 1-800-787-2257 (toll free) and on the SEC’s website at www.sec.gov.

SPDR Dow Jones Total Market ETF
SPDR Dow Jones Large Cap ETF
SPDR S&P 500 Growth ETF
SPDR S&P 500 Value ETF
SPDR Dow Jones Mid Cap ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF

Approval of Advisory Agreement

At in-person meetings held during the six-month period ended December 31, 2010, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement with respect to the operational and non-operational series of the Trust (each, a “SPDR ETF” and collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Investment Advisory Agreement.

In evaluating the Investment Advisory Agreement, the Board drew on materials provided to them at their request by independent legal counsel, the Adviser and State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent, Custodian and Securities Lending Agent (“State Street”). In deciding whether to approve the Investment Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by, or to be provided by, the Adviser with respect to the SPDR ETFs under the Investment Advisory Agreement, (ii) investment performance of the SPDR ETFs, (iii) costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether fee levels in the Investment Advisory Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Investment Advisory Agreement and the Adviser’s responsibilities for managing investment operations of

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2010 (Unaudited)

the SPDR ETFs in accordance with each SPDR ETF’s investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board considered the Adviser’s experience in managing equity exchange-traded funds. The Board then determined that the nature, extent and quality of services provided by the Adviser to the SPDR ETFs were necessary and appropriate.

The Board reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to performance of actively-managed funds. The Board was more concerned with the extent to which each SPDR ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding each SPDR ETF’s index tracking and tracking error, noting that each SPDR ETF satisfactorily tracked its benchmark index. The Board also discussed the tax efficiency of the SPDR ETFs. The Board then determined that the performance of each SPDR ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser’s relationships with the SPDR ETFs had been profitable, profitability was not excessive.

The Board considered whether the Adviser or its affiliates benefited in other ways from their relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the SPDR ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the SPDR ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the SPDR ETFs, estimated expense ratios of the new SPDR ETFs, and the unitary fee structure. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each SPDR ETF’s fees were fair and reasonable in light of those of their direct competitors.

The Board, including the Independent Trustees voting separately, approved the Investment Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed by each Trustee differently. The Board’s conclusions regarding the Investment Advisory Agreement were as follows: (a) the nature and extent of the services provided by, or expected to be provided by, the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s fees for each SPDR ETF and the unitary fee, considered in relation to services provided or expected

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2010 (Unaudited)

to be provided, were fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with the SPDR ETFs by way of the relatively low fee structure of the Trust.

The Board also considered the renewal of the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the “Sub-Adviser”) with respect to the real estate series of the Trust (the “Real Estate ETF”), after review of materials provided to them at their request by independent legal counsel, the Adviser, Sub-Adviser and State Street. In deciding whether to approve the Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Sub-Adviser with respect to the Real Estate ETF under the Sub-Advisory Agreement, (ii) investment performance of the Real Estate ETF, (iii) fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Adviser and the Trust, and (iv) the extent to which economies of scale would be realized if and as the Real Estate ETF grows and whether fee levels in the Sub-Advisory Agreement reflect these economies of scale.

The Board considered the background and experience of the Sub-Adviser’s senior management and in particular the Sub-Adviser’s experience in investing in real estate investment trusts. The Board considered that the Real Estate ETF satisfactorily tracked its benchmark index. In light of the Board’s determination that the unitary fee paid to the Adviser by the Real Estate ETF was fair and reasonable and that the Sub-Adviser’s fees are paid by the Adviser, the Board did not believe it necessary to evaluate the Sub-Adviser’s profitability.

The Board, including the Independent Trustees voting separately, approved the Sub-Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed by each Trustee differently. The Board’s conclusions with respect to the Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by the Sub-Adviser to the Real Estate ETF was appropriate; (b) the performance and, more importantly, the index tracking, of the Real Estate ETF had been satisfactory; (c) the Sub-Adviser’s fees for the Real Estate ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to the Sub-Adviser were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to the Sub-Adviser adequately shared the economies of scale with the Real Estate ETF.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR KBW Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen Barclays Capital Build America Bond ETF
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)

SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)

The Select Sectors SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Index Shares Funds
SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
James E. Ross, President
Anthony Rochte, Vice President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Cuan Coulter, Chief Compliance Officer (through 2/22/11)
Jacqueline Angell, Chief Compliance Officer (effective 2/22/11)
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
For SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Morgan Stanley Technology ETF, SPDR Dow Jones REIT ETF, SPDR KBW Bank ETF, SPDR KBW Capital Markets ETF, SPDR KBW Insurance ETF, SPDR KBW Regional Banking ETF, SPDR KBW Mortgage Finance ETF, SPDR S&P Dividend ETF, SPDR S&P Biotech ETF, SPDR Homebuilders ETF, SPDR Semiconductor ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF and SPDR S&P Retail ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.
For SPDR DJ Global Titans ETF: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
For SPDR Wells Fargo Preferred Stock ETF: Preferred Securities are subordinated to bonds and other debt instruments, and will be subject to greater credit risk. The fund may contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; inflation risk; and issuer call risk. The Fund may invest in US dollar-denominated securities of foreign issuers traded in the United States.
In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.
The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Morgan Stanley, Keefe, Bruyette & Woods, Inc., Standard & Poor’s and Wells Fargo & Company. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, transfer agent and administrator shareholder servicing agent.
SPDR® is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
This information must be preceded or accompanied by a current prospectus or summary prospectus. Please read the prospectus carefully before you invest or send money. © 2010 State Street Corporation SPDREQSAR
IBG-3356
For more complete information, please call 866.787.2257 or visit www.spdrs.com today

SPDR® Series Trust – Fixed Income Funds
Semi-Annual Report December 31, 2010

Precise in a world that isn’t.SM

Performance & Portfolio Summary
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	1
SPDR Barclays Capital TIPS ETF (IPE)	4
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	7
SPDR Barclays Capital Long Term Treasury ETF (TLO)	10
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR) (formerly SPDR Barclays Capital Intermediate Term Credit Bond ETF)	13
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC) (formerly SPDR Barclays Capital Long Term Credit Bond ETF)	16
SPDR Barclays Capital Convertible Securities ETF (CWB)	19
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	22
SPDR Barclays Capital Aggregate Bond ETF (LAG)	25
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	28
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	31
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	34
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	37
SPDR Nuveen S&P® VRDO Municipal Bond ETF (VRD)	40
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)	43
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	46
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	49
SPDR Barclays Capital International Treasury Bond ETF (BWX)	52
SPDR Barclays Capital International Corporate Bond ETF (IBND)	55
SPDR Barclays Capital High Yield Bond ETF (JNK)	58
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)	61
Schedules of Investments
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	64
SPDR Barclays Capital TIPS ETF (IPE)	65
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	66
SPDR Barclays Capital Long Term Treasury ETF (TLO)	68
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)	69
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)	76
SPDR Barclays Capital Convertible Securities ETF (CWB)	81
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	85
SPDR Barclays Capital Aggregate Bond ETF (LAG)	86
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	93
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	100
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	102
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	104
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	112
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)	114
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	118
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	120
SPDR Barclays Capital International Treasury Bond ETF (BWX)	122

SPDR Barclays Capital International Corporate Bond ETF (IBND)	125
SPDR Barclays Capital High Yield Bond ETF (JNK)	128
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)	133
Financial Statements	140
Financial Highlights	160
Notes to Financial Statements	172
Other Information	188

SPDR Barclays Capital 1-3 Month T-Bill ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	1-3 MONTH U.S.	NET ASSET	MARKET	1-3 MONTH U.S.
	VALUE	VALUE	TREASURY BILL INDEX	VALUE	VALUE	TREASURY BILL INDEX

SIX MONTHS ENDED	0.01%	−0.02%	0.08%	N/A	N/A	N/A

ONE YEAR	0.01%	0.00%	0.13%	0.01%	0.00%	0.13%

THREE YEARS	1.85%	1.80%	2.06%	0.61%	0.59%	0.68%

SINCE INCEPTION (1)	4.52%	4.53%	4.82%	1.24%	1.24%	1.32%

(1)	For the period May 25, 2007 to December 31, 2010.

1

SPDR Barclays Capital 1-3 Month T-Bill ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

2

SPDR Barclays Capital 1-3 Month T-Bill ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	U.S. TREASURY BILL	U.S. TREASURY BILL	U.S. TREASURY BILL	U.S. TREASURY BILL	U.S. TREASURY BILL
DESCRIPTION	0.15%, 2/10/2011	0.12%, 3/10/2011	0.15%, 2/3/2011	0.15%, 2/17/2011	0.16%, 2/24/2011

MARKET VALUE	$148,519,971	148,501,737	103,093,440	103,086,865	103,083,215

% OF NET ASSETS	14.7	14.7	10.2	10.2	10.2

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

	PERCENT OF
	NET ASSETS

U.S. Treasury Obligations	100.0%
Short Term Investment	0.0	**
Other Assets & Liabilities	0.0	**

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

3

SPDR Barclays Capital TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.1845%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS ENDED	1.72%	1.66%	1.83%	N/A	N/A	N/A

ONE YEAR	6.13%	6.11%	6.33%	6.13%	6.11%	6.33%

THREE YEARS	15.24%	15.06%	15.47%	4.84%	4.79%	4.91%

SINCE INCEPTION (1)	26.09%	26.16%	26.63%	6.64%	6.66%	6.77%

(1)	For the period May 25, 2007 to December 31, 2010.

4

SPDR Barclays Capital TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

5

SPDR Barclays Capital TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
DESCRIPTION	BOND, 2.38%, 1/15/2025	BOND, 3.88%, 4/15/2029	BOND, 1.25%, 7/15/2020	NOTE, 3.00%, 7/15/2012	BOND, 3.63%, 4/15/2028

MARKET VALUE	$20,433,312	19,440,443	18,796,342	16,812,338	16,559,393

% OF NET ASSETS	5.7	5.4	5.2	4.7	4.6

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.2%
Short Term Investments	1.9
Other Assets & Liabilities	(1.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

6

SPDR Barclays Capital Intermediate Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	INTERMEDIATE U.S.	NET ASSET	MARKET	INTERMEDIATE U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS ENDED	0.46%	0.42%	0.52%	N/A	N/A	N/A

ONE YEAR	5.15%	5.08%	5.29%	5.15%	5.08%	5.29%

THREE YEARS	15.53%	15.36%	15.59%	4.93%	4.88%	4.95%

SINCE INCEPTION (1)	23.75%	23.70%	24.00%	6.08%	6.07%	6.14%

(1)	For the period May 23, 2007 to December 31, 2010.

7

SPDR Barclays Capital Intermediate Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

8

SPDR Barclays Capital Intermediate Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	U.S. TREASURY NOTE	U.S. TREASURY NOTE	U.S. TREASURY NOTE	U.S. TREASURY NOTE	U.S. TREASURY NOTE
DESCRIPTION	3.38%, 11/15/2019	3.50%, 5/15/2020	3.13%, 5/15/2019	3.63%, 2/15/2020	3.63%, 8/15/2019

MARKET VALUE	$4,449,057	3,701,640	3,347,985	2,967,099	2,962,599

% OF NET ASSETS	2.2	1.8	1.6	1.4	1.4

ASSET ALLOCATION AT DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.4%
Short Term Investments	20.6
Other Assets & Liabilities	(20.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

9

SPDR Barclays Capital Long Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	LONG U.S. TREASURY	NET ASSET	MARKET	LONG U.S. TREASURY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS ENDED	−3.44%	−3.72%	−3.38%	N/A	N/A	N/A

ONE YEAR	9.24%	8.91%	9.38%	9.24%	8.91%	9.38%

THREE YEARS	18.21%	18.18%	18.13%	5.73%	5.73%	5.71%

SINCE INCEPTION (1)	29.69%	29.28%	29.83%	7.47%	7.37%	7.49%

(1)	For the period May 23, 2007 to December 31, 2010.

10

SPDR Barclays Capital Long Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

11

SPDR Barclays Capital Long Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	U.S. TREASURY BOND	U.S. TREASURY BOND	U.S. TREASURY BOND	U.S. TREASURY BOND	U.S. TREASURY BOND
DESCRIPTION	4.38%, 11/15/2039	4.38%, 5/15/2040	4.63%, 2/15/2040	4.50%, 8/15/2039	3.88%, 8/15/2040

MARKET VALUE	$1,805,357	1,789,042	1,760,959	1,620,036	1,605,948

% OF NET ASSETS	6.5	6.4	6.3	5.8	5.7

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	98.7%
Short Term Investments	18.7
Other Assets & Liabilities	(17.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

12

SPDR Barclays Capital Intermediate Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until a day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS	BARCLAYS CAPITAL			BARCLAYS	BARCLAYS CAPITAL
			CAPITAL U.S.	U.S. INTERMEDIATE			CAPITAL U.S.	U.S. INTERMEDIATE
	NET ASSET	MARKET	INTERMEDIATE	CORPORATE BOND	NET ASSET	MARKET	INTERMEDIATE	CORPORATE BOND
	VALUE	VALUE	CREDIT INDEX	INDEX	VALUE	VALUE	CREDIT INDEX	INDEX

SIX MONTHS ENDED (1)	2.64%	1.98%	2.80%	3.06%	N/A	N/A	N/A	N/A

ONE YEAR (1)	7.34%	7.04%	7.76%	8.27%	7.34%	7.04%	7.76%	8.27%

SINCE INCEPTION (1)(2)	18.08%	17.97%	22.92%	26.66%	9.19%	9.14%	11.56%	13.32%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays Capital U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.
(2)	For the period February 10, 2009 to December 31, 2010.

13

SPDR Barclays Capital Intermediate Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays Capital U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

14

SPDR Barclays Capital Intermediate Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	GENERAL ELECTRIC	JPMORGAN CHASE	THE GOLDMAN	MERRILL LYNCH	MORGAN
	CAPITAL CORP.,	& CO.,	SACHS GROUP, INC.,	& CO., INC.,	STANLEY,
DESCRIPTION	4.80%, 5/1/2013	4.65%, 6/1/2014	5.95%, 1/18/2018	6.88%, 4/25/2018	3.45%, 11/2/2015

MARKET VALUE	$2,786,009	1,881,057	1,792,677	1,545,933	1,463,088

% OF NET ASSETS	1.9	1.3	1.3	1.1	1.0

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.3%
Short Term Investments	4.1
Other Assets & Liabilities	(1.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

15

SPDR Barclays Capital Long Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until a day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS				BARCLAYS
			CAPITAL U.S.	BARCLAYS CAPITAL			CAPITAL U.S.	BARCLAYS CAPITAL
	NET ASSET	MARKET	LONG CREDIT	U.S. LONG CORPORATE	NET ASSET	MARKET	LONG CREDIT	U.S. LONG CORPORATE
	VALUE	VALUE	INDEX	BOND INDEX	VALUE	VALUE	INDEX	BOND INDEX

SIX MONTHS ENDED (1)	2.73%	1.87%	2.43%	2.97%	N/A	N/A	N/A	N/A

ONE YEAR (1)	9.87%	9.12%	10.69%	11.20%	9.87%	9.12%	10.69%	11.20%

SINCE INCEPTION (1)(2)	35.18%	35.25%	40.65%	43.37%	18.08%	18.12%	20.74%	22.00%

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays Capital U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.
(2)	For the period March 10, 2009 to December 31, 2010.

16

SPDR Barclays Capital Long Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index to the Barclays Capital U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index.

17

SPDR Barclays Capital Long Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	GENERAL ELECTRIC			GENERAL ELECTRIC
	CAPITAL CORP.,	AT&T, INC.,	HSBC HOLDINGS PLC,	CAPITAL CORP.,	CITIGROUP, INC.,
DESCRIPTION	5.88%, 1/14/2038	5.35%, 9/1/2040	6.50%, 9/15/2037	6.75%, 3/15/2032	6.88%, 3/5/2038

MARKET VALUE	$422,727	419,798	389,370	372,315	359,077

% OF NET ASSETS	1.5	1.5	1.4	1.3	1.3

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.6%
Short Term Investments	5.1
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

18

SPDR Barclays Capital Convertible Securities ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until a day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.4000%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			U.S. CONVERTIBLE			U.S. CONVERTIBLE
	NET ASSET	MARKET	BOND	NET ASSET	MARKET	BOND
	VALUE	VALUE	>$500MM INDEX	VALUE	VALUE	>$500MM INDEX

SIX MONTHS ENDED	16.31%	17.33%	17.42%	N/A	N/A	N/A

ONE YEAR	13.99%	13.80%	15.01%	13.99%	13.80%	15.01%

SINCE INCEPTION (1)	48.19%	49.35%	55.92%	25.73%	26.30%	29.55%

(1)	For the period April 14, 2009 to December 31, 2010.

19

SPDR Barclays Capital Convertible Securities ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

20

SPDR Barclays Capital Convertible Securities ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

			WELLS FARGO & CO.,	BANK OF AMERICA	FORD MOTOR CO.
	GENERAL MOTORS CO.,	CITIGROUP, INC.,	SERIES L,	CORP., SERIES L,	CAPITAL TRUST II,
DESCRIPTION	4.75%, 12/1/2013	7.50%, 12/15/2012	7.50%, 12/31/2049	7.25%, 12/31/2049	6.50%, 1/15/2032

MARKET VALUE	$23,321,410	17,657,478	16,208,910	12,981,298	12,079,127

% OF NET ASSETS	4.4	3.3	3.0	2.4	2.3

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Convertible Corporate Bonds & Notes	74.7%
Convertible Preferred Stocks	24.3
Common Stocks	0.0 **
Short Term Investments	13.9
Other Assets & Liabilities	(12.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

21

SPDR Barclays Capital Mortgage Backed Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.3200%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS CAPITAL	NET ASSET	MARKET	BARCLAYS CAPITAL
	VALUE	VALUE	U.S. MBS INDEX	VALUE	VALUE	U.S. MBS INDEX

SIX MONTHS ENDED	0.97%	0.67%	0.87%	N/A	N/A	N/A

ONE YEAR	6.06%	5.86%	5.37%	6.06%	5.86%	5.37%

SINCE INCEPTION (1)	11.01%	10.76%	10.55%	5.47%	5.35%	5.25%

(1)	For the period January 15, 2009 to December 31, 2010.

22

SPDR Barclays Capital Mortgage Backed Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

23

SPDR Barclays Capital Mortgage Backed Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	FANNIE MAE,	FREDDIE MAC,	FREDDIE MAC,	GINNIE MAE,	FREDDIE MAC,
DESCRIPTION	5.00%, 30YR TBA	5.50%, 30YR TBA	4.50%, 30YR TBA	4.50%, 30YR TBA	6.00%, 30YR TBA

MARKET VALUE	$3,154,219	2,985,281	2,870,000	2,284,562	2,166,875

% OF NET ASSETS	9.8	9.3	8.9	7.1	6.7

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

U.S. Government Agency MBS TBA	99.8%
Short Term Investment	101.3
Other Assets & Liabilities	(101.1)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

24

SPDR Barclays Capital Aggregate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.2245%.*

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	U.S. AGGREGATE	NET ASSET	MARKET	U.S. AGGREGATE
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS ENDED	1.23%	1.17%	1.15%	N/A	N/A	N/A

ONE YEAR	6.67%	6.45%	6.54%	6.67%	6.45%	6.54%

THREE YEARS	19.71%	19.38%	18.77%	6.18%	6.08%	5.90%

SINCE INCEPTION (1)	26.18%	26.04%	25.36%	6.65%	6.62%	6.47%

(1)	For the period May 23, 2007 to December 31, 2010.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% until October 31, 2011.

25

SPDR Barclays Capital Aggregate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

26

SPDR Barclays Capital Aggregate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	FANNIE MAE	FREDDIE MAC	FREDDIE MAC	FREDDIE MAC	U.S. TREASURY NOTES
DESCRIPTION	5.50%, 30 YR TBA	5.00%, 30 YR TBA	6.00%, 30 YR TBA	4.50%, 30 YR TBA	1.38%, 1/15/2013

MARKET VALUE	$11,775,156	11,011,875	6,500,625	6,159,375	5,583,655

% OF NET ASSETS	5.3	5.0	2.9	2.8	2.5

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	33.5%
U.S. Government Agency MBS TBA	31.9
Corporate Bonds & Notes	23.7
U.S. Government Agency Obligations	7.0
Commercial Mortgage Backed Securities	2.6
Foreign Government Obligations	1.8
Municipal Bonds & Notes	0.8
Asset Backed	0.4
Short Term Investments	50.9
Other Assets & Liabilities	(52.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

27

SPDR Nuveen Barclays Capital Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.3000%.*

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	MUNICIPAL MANAGED	NET ASSET	MARKET	MUNICIPAL MANAGED
	VALUE	VALUE	MONEY INDEX	VALUE	VALUE	MONEY INDEX

SIX MONTHS ENDED	−1.55%	−3.16%	−1.36%	N/A	N/A	N/A

ONE YEAR	1.39%	−0.36%	1.64%	1.39%	−0.36%	1.64%

THREE YEARS	11.71%	9.69%	13.14%	3.76%	3.13%	4.20%

SINCE INCEPTION (1)	13.04%	11.35%	14.49%	3.78%	3.30%	4.18%

(1)	For the period September 11, 2007 to December 31, 2010.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.2300% until October 31, 2011. Until October 31, 2010 the Adviser limited its management fee to the extent necessary to limit annual operating expenses to 0.2000%.

28

SPDR Nuveen Barclays Capital Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

29

SPDR Nuveen Barclays Capital Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

		MILWAUKEE, WI,		CALIFORNIA, STATE	COLUMBUS, OH,
	NEW YORK, NY,	GENERAL OBLIGATION,	WASHINGTON, STATE	DEPARTMENT OF	GENERAL
	TRIBOROUGH BRIDGE & TUNNEL	PROMISSORY NOTES,	GENERAL OBLIGATION,	WATER RESOURCES	OBLIGATIONS,
	AUTHORITY REVENUE, SERIES A-2,	SERIES N1,	SERIES R,	REVENUE, SERIES L,	SERIES A,
DESCRIPTION	5.00%, 11/15/2029	5.00%, 2/1/2019	5.00%, 7/1/2016	5.00%, 5/1/2020	4.00%, 6/1/2014

MARKET VALUE	$12,982,699	12,700,330	11,496,000	11,083,200	10,861,600

% OF NET ASSETS	1.5	1.5	1.3	1.3	1.3

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.4%
Short Term Investment	0.3
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

30

SPDR Nuveen Barclays Capital California Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital California Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			MANAGED MONEY			MANAGED MONEY
	NET ASSET	MARKET	MUNICIPAL	NET ASSET	MARKET	MUNICIPAL
	VALUE	VALUE	CALIFORNIA INDEX	VALUE	VALUE	CALIFORNIA INDEX

SIX MONTHS ENDED	−3.16%	−4.94%	−2.10%	N/A	N/A	N/A

ONE YEAR	0.13%	−1.85%	1.27%	0.13%	−1.85%	1.27%

THREE YEARS	8.52%	5.85%	9.89%	2.76%	1.91%	3.19%

SINCE INCEPTION (1)	9.92%	7.95%	11.79%	2.97%	2.40%	3.51%

(1)	For the period October 10, 2007 to December 31, 2010.

31

SPDR Nuveen Barclays Capital California Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

32

SPDR Nuveen Barclays Capital California Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

		LOS ANGELES	LOS ANGELES
		COUNTY, CA,	COUNTY, CA,
		METROPOLITAN	METROPOLITAN	CALIFORNIA, STATE
	LOS ANGELES, CA,	TRANSPORTATION	TRANSPORTATION	DEPARTMENT OF	UNIVERSITY OF
	UNIFIED SCHOOL DISTRICT,	AUTHORITY, SALES	AUTHORITY, SALES	WATER RESOURCES,	CALIFORNIA, REVENUE,
	SERIES KY	TAX REVENUE,	TAX REVENUE,	SERIES M	SERIES E
DESCRIPTION	5.00%, 7/1/2015	5.00%, 7/1/2026	5.00%, 6/1/2020	4.00%, 5/1/2019	4.00%, 5/15/2019

MARKET VALUE	$2,597,583	2,566,075	2,093,040	2,070,120	2,066,079

% OF NET ASSETS	4.0	3.9	3.2	3.2	3.2

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.4%
Short Term Investment	0.3
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

33

SPDR Nuveen Barclays Capital New York Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital New York Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			MANAGED MONEY			MANAGED MONEY
	NET ASSET	MARKET	MUNICIPAL NEW YORK	NET ASSET	MARKET	MUNICIPAL NEW YORK
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS ENDED	−2.02%	−3.42%	−1.51%	N/A	N/A	N/A

ONE YEAR	1.18%	−0.45%	1.88%	1.18%	−0.45%	1.88%

THREE YEARS	11.12%	8.40%	11.16%	3.58%	2.72%	3.59%

SINCE INCEPTION (1)	12.39%	10.89%	13.06%	3.69%	3.26%	3.88%

(1)	For the period October 11, 2007 to December 31, 2010.

34

SPDR Nuveen Barclays Capital New York Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

35

SPDR Nuveen Barclays Capital New York Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

					NEW YORK, STATE
					DORMITORY AUTHORITY
		NEW YORK, NY,	NEW YORK,	NEW YORK, STATE	REVENUE, STATE
	OYSTER BAY, NY,	LIBERTY DEVELOPMENT	TRIBOROUGH BRIDGE &	LOCAL GOVERNMENT	SUPPORTED DEBT,
	GENERAL OBLIGATION,	CORP.,	TUNNEL AUTHORITY,	ASSISTANCE CORP.,	SERIES A,
DESCRIPTION	4.00%, 8/15/2026	5.13%, 1/15/2044	5.00%, 11/15/2017	5.00%, 4/1/2019	5.00%, 7/1/2038

MARKET VALUE	$1,074,953	948,980	921,544	652,541	639,496

% OF NET ASSETS	4.1	3.7	3.5	2.5	2.5

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	97.2%
Short Term Investment	2.4
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

36

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			MANAGED MONEY			MANAGED MONEY
	NET ASSET	MARKET	MUNICIPAL SHORT	NET ASSET	MARKET	MUNICIPAL SHORT
	VALUE	VALUE	TERM INDEX	VALUE	VALUE	TERM INDEX

SIX MONTHS ENDED	0.27%	−0.10%	0.41%	N/A	N/A	N/A

ONE YEAR	1.40%	0.93%	1.67%	1.40%	0.93%	1.67%

THREE YEARS	12.10%	11.58%	13.38%	3.88%	3.72%	4.27%

SINCE INCEPTION (1)	13.91%	13.53%	16.00%	4.12%	4.01%	4.70%

(1)	For the period October 10, 2007 to December 31, 2010.

37

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

38

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	NEW YORK,
	TRIBOROUGH BRIDGE &	ARKANSAS, STATE	MONTGOMERY COUNTY,		SOUTH CAROLINA,
	TUNNEL AUTHORITY	HIGHWAY GRANT	MD, GENERAL	CONNECTICUT, STATE	STATE GENERAL
	REVENUE, SERIES A-1	ANTICIPATION & TAX,	OBLIGATION, SERIES A	GENERAL OBLIGATION,	OBLIGATION, SERIES A
DESCRIPTION	4.00%, 11/15/2038	4.00%, 8/1/2014	5.00%, 8/1/2015	5.00%, 12/1/2014	4.00%, 6/1/2015

MARKET VALUE	$21,191,200	19,618,380	18,699,687	16,953,600	16,538,850

% OF NET ASSETS	1.6	1.5	1.4	1.3	1.3

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.4%
Short Term Investment	0.3
Other Assets & Liabilities	0.3

TOTAL	100.0%

39

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until a day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/23/09, 9/24/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P VRDO Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P NATIONAL			S&P NATIONAL
	NET ASSET	MARKET	AMT-FREE MUNICIPAL	NET ASSET	MARKET	AMT-FREE MUNICIPAL
	VALUE	VALUE	VRDO INDEX	VALUE	VALUE	VRDO INDEX

SIX MONTHS ENDED	0.39%	0.49%	0.18%	N/A	N/A	N/A

ONE YEAR	0.54%	0.34%	0.32%	0.54%	0.34%	0.32%

SINCE INCEPTION (1)	0.62%	0.46%	0.42%	0.49%	0.36%	0.33%

(1) For the period September 23, 2009 to December 31, 2010.

40

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

41

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	COLORADO, FITZSIMONS		CHICAGO, IL, BOARD		CALIFORNIA, STATEWIDE
	REDEVELOPMENT	OHIO HIGHER	OF EDUCATION,	ARIZONA, SPORTS &	COMMUNITIES
	AUTHORITY	EDUCATIONAL	GENERAL OBLIGATION	TOURISM AUTHORITY,	DEVELOPMENT
	REVENUE,	FACILITY COMMISSION,	SERIES B,	REVENUE,	AUTHORITY REVENUE,
DESCRIPTION	0.34%, 1/1/2025	1.00%, 9/1/2036	0.45%, 3/1/2032	3.50%, 7/1/2036	4.00%, 10/1/2036

MARKET VALUE	$535,000	485,000	430,000	400,000	400,000

% OF NET ASSETS	5.9	5.4	4.8	4.4	4.4

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.7%
Short Term Investment	0.3
Other Assets & Liabilities	(0.0)**

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

42

SPDR Nuveen Barclays Capital Build America Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until a day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/10, 5/13/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Capital Build America Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.3500%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	BUILD AMERICA BOND	NET ASSET	MARKET	BUILD AMERICA BOND
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS ENDED	−2.95%	−3.11%	−1.92%	N/A	N/A	N/A

SINCE INCEPTION (1)	−1.33%	−1.21%	−0.38%	−1.33%	−1.21%	−0.61%

(1)	For the period May 12, 2010 to December 31, 2010.

43

SPDR Nuveen Barclays Capital Build America Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

44

SPDR Nuveen Barclays Capital Build America Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

			NEW JERSEY STATE		NEW JERSEY STATE
	STATE OF	CALIFORNIA, STATE	TURNPIKE AUTHORITY	CALIFORNIA, STATE	TURNPIKE AUTHORITY
	CALIFORNIA,	GENERAL OBLIGATION,	REVENUE,	GENERAL OBLIGATION,	REVENUE,
DESCRIPTION	7.70%, 11/1/2030	7.55%, 4/1/2039	7.10%, 1/1/2041	7.30%, 10/1/2039	7.41%, 1/1/2040

MARKET VALUE	$1,560,912	1,063,068	812,872	805,680	625,632

% OF NET ASSETS	4.7	3.2	2.4	2.4	1.9

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.6%
U.S. Treasury Obligations	0.4
Short Term Investment	0.1
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

45

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DB International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DB GLOBAL			DB GLOBAL
			GOVERNMENT EX-U.S.			GOVERNMENT EX-U.S.
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND CAPPED INDEX	VALUE	VALUE	BOND CAPPED INDEX

SIX MONTHS ENDED	13.11%	13.56%	13.37%	N/A	N/A	N/A

ONE YEAR	6.82%	6.39%	7.35%	6.82%	6.39%	7.35%

SINCE INCEPTION (1)	1.56%	1.48%	5.27%	0.55%	0.52%	1.84%

(1)	For the period March 13, 2008 to December 31, 2010.

46

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

47

SPDR DB International Government Inflation-Protected Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

		GOVERNMENT OF
	UNITED KINGDOM	JAPAN 10	REPUBLIC OF	REPUBLIC OF	UNITED KINGDOM
	TREASURY BOND,	YEAR BOND,	FRANCE,	FRANCE,	TREASURY BOND,
DESCRIPTION	1.25%, 11/22/2027	1.10%, 12/10/2016	1.00%, 7/25/2017	1.60%, 7/25/2015	1.88%, 11/22/2022

MARKET VALUE	$68,892,991	43,184,629	40,307,363	35,892,319	34,949,179

% OF NET ASSETS	7.7	4.8	4.5	4.0	3.9

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Foreign Government Obligations	99.3%
Short Term Investment	0.0 **
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

48

SPDR Barclays Capital Short Term International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.3500%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			1-3 YEAR GLOBAL			1-3 YEAR GLOBAL
	NET ASSET	MARKET	TREASURY EX-US	NET ASSET	MARKET	TREASURY EX-US
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

SIX MONTHS ENDED	9.78%	10.58%	10.18%	N/A	N/A	N/A

ONE YEAR	2.38%	1.92%	3.00%	2.38%	1.92%	3.00%

SINCE INCEPTION (1)	13.90%	14.08%	15.24%	6.86%	6.95%	7.50%

(1)	For the period January 15, 2009 to December 31, 2010.

49

SPDR Barclays Capital Short Term International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

50

SPDR Barclays Capital Short Term International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	GOVERNMENT OF	REPUBLIC OF	KINGDOM OF	FEDERAL REPUBLIC OF	GOVERNMENT OF
	JAPAN 5 YEAR BOND,	ITALY,	THE NETHERLANDS,	GERMANY,	JAPAN 5 YEAR BOND,
DESCRIPTION	1.50%, 6/20/2012	4.25%, 10/15/2012	1.75%, 1/15/2013	5.00%, 7/4/2012	0.90%, 12/20/2012

MARKET VALUE	$7,805,360	5,131,500	4,829,349	4,466,282	4,313,859

% OF NET ASSETS	4.7	3.1	2.9	2.7	2.6

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Foreign Government Obligations	90.4%
Short Term Investment	0.7
Other Assets & Liabilities	8.9

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

51

SPDR Barclays Capital International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	GLOBAL TREASURY	NET ASSET	MARKET	GLOBAL TREASURY
	VALUE	VALUE	EX-US CAPPED INDEX	VALUE	VALUE	EX-US CAPPED INDEX

SIX MONTHS ENDED	9.70%	9.43%	9.92%	N/A	N/A	N/A

ONE YEAR	4.13%	3.76%	4.44%	4.13%	3.76%	4.44%

THREE YEARS	15.84%	15.17%	18.49%	5.02%	4.82%	5.82%

SINCE INCEPTION (1)	20.09%	19.60%	23.37%	5.80%	5.66%	6.69%

(1)	For the period October 2, 2007 to December 31, 2010.

52

SPDR Barclays Capital International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

53

SPDR Barclays Capital International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	GOVERNMENT OF	GOVERNMENT OF	GOVERNMENT OF	UNITED KINGDOM	GOVERNMENT OF
	JAPAN 10 YEAR BOND,	JAPAN 10 YEAR BOND,	JAPAN 20 YEAR BOND,	TREASURY BOND,	JAPAN 20 YEAR BOND,
DESCRIPTION	1.50%, 9/20/2014	1.30%, 6/20/2012	2.90%, 9/20/2019	4.75%, 12/7/2038	2.30%, 6/20/2027

MARKET VALUE	$65,416,226	47,694,814	32,456,913	30,481,533	29,681,368

% OF NET ASSETS	4.9	3.6	2.4	2.3	2.2

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Foreign Government Obligations	98.2%
Short Term Investment	0.8
Other Assets & Liabilities	1.0

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

54

SPDR Barclays Capital International Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until a day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital International Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.5500%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
			GLOBAL AGGREGATE			GLOBAL AGGREGATE
			EX-USD > $1B:			EX-USD > $1B:
	NET ASSET	MARKET	CORPORATE BOND	NET ASSET	MARKET	CORPORATE BOND
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS ENDED	9.54%	8.57%	10.03%	N/A	N/A	N/A

SINCE INCEPTION (1)	9.43%	8.71%	9.96%	9.43%	8.71%	16.56%

(1)	For the period May 19, 2010 to December 31, 2010.

55

SPDR Barclays Capital International Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

56

SPDR Barclays Capital International Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	RABOBANK	GE CAPITAL EUROPEAN	THE GOLDMAN SACHS		E.ON INTERNATIONAL
	NEDERLAND NV,	FUNDING,	GROUP, INC.,	UBS AG/LONDON,	FINANCE BV,
DESCRIPTION	4.00%, 9/10/2015	4.75%, 7/30/2014	4.00%, 2/2/2015	4.88%, 1/21/2013	5.88%, 10/30/2037

MARKET VALUE	$243,495	141,980	106,815	98,640	85,163

% OF NET ASSETS	3.8	2.2	1.7	1.5	1.3

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.6%
Short Term Investment	0.0 **
Other Assets & Liabilities	2.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

57

SPDR Barclays Capital High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/4/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.4000%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL			BARCLAYS CAPITAL
	NET ASSET	MARKET	HIGH YIELD VERY	NET ASSET	MARKET	HIGH YIELD VERY
	VALUE	VALUE	LIQUID INDEX	VALUE	VALUE	LIQUID INDEX

SIX MONTHS ENDED	11.06%	12.26%	11.21%	N/A	N/A	N/A

ONE YEAR	13.99%	14.06%	15.09%	13.99%	14.06%	15.09%

THREE YEARS	19.74%	18.70%	34.79%	6.19%	5.88%	10.46%

SINCE INCEPTION (1)	20.14%	21.03%	36.08%	6.11%	6.36%	10.47%

(1)	For the period November 28, 2007 to December 31, 2010.

58

SPDR Barclays Capital High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

59

SPDR Barclays Capital High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	CIT GROUP,	AMERICAN INTERNATIONAL	LYONDELL CHEMICAL	INTELSAT LUXEMBOURG	HARRAH’S OPERATING
	INC.,	GROUP, INC.,	CO.,	SA,	CO., INC.,
DESCRIPTION	7.00%, 5/1/2017	8.18%, 5/15/2058	11.00%, 5/1/2018	11.25%, 2/4/2017	10.00%, 12/15/2018

MARKET VALUE	$234,138,887	135,356,390	120,131,070	100,198,250	97,817,262

% OF NET ASSETS	3.7	2.1	1.9	1.6	1.5

ASSET ALLOCATION AS OF DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.8%
Short Term Investment	1.5
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

60

SPDR Barclays Capital Short Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until a day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Capital Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2010 is 0.1245%.

PERFORMANCE AS OF DECEMBER 31, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS CAPITAL U.S.			BARCLAYS CAPITAL U.S.
	NET ASSET	MARKET	1-3 YEAR CORPORATE	NET ASSET	MARKET	1-3 YEAR CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS ENDED	2.04%	2.07%	2.21%	N/A	N/A	N/A

ONE YEAR	3.63%	2.93%	4.63%	3.63%	2.93%	4.63%

SINCE INCEPTION (1)	2.84%	3.04%	4.38%	2.72%	2.92%	4.21%

(1)	For the period December 16, 2009 to December 31, 2010.

61

SPDR Barclays Capital Short Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

62

SPDR Barclays Capital Short Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2010

	GENERAL ELECTRIC	GENERAL ELECTRIC		CREDIT SUISSE OF	COUNTRYWIDE
	CAPITAL CORP.,	CAPITAL CORP.,	MORGAN STANLEY,	NEW YORK, NY,	FINANCIAL CORP.,
DESCRIPTION	6.00%, 6/15/2012	2.80%, 1/8/2013	6.60%, 4/1/2012	5.00%, 5/15/2013	5.80%, 6/7/2012

MARKET VALUE	$3,610,616	2,349,648	2,185,575	2,152,924	2,122,038

% OF NET ASSETS	1.8	1.2	1.1	1.1	1.1

ASSET ALLOCATION AT DECEMBER 31, 2010*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.8%
Short Term Investment	2.4
Other Assets & Liabilities	(1.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

63

SPDR Barclays Capital 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 100.0%
Treasury Bills*
0.11%, 3/17/2011	$101,353,000	$101,328,720
0.11%, 3/24/2011	101,353,000	101,326,453
0.12%, 3/10/2011	148,534,000	148,501,737
0.12%, 3/3/2011	103,101,000	103,080,911
0.13%, 3/31/2011	101,353,000	101,321,683
0.15%, 2/10/2011	148,534,000	148,519,971
0.15%, 2/17/2011	103,101,000	103,086,865
0.15%, 2/3/2011	103,101,000	103,093,440
0.16%, 2/24/2011	103,101,000	103,083,215

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,013,316,003)		1,013,342,995

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.18% (b)(c)(d) (Cost $268,390)	268,390	268,390

TOTAL INVESTMENTS — 100.0% (e)
(Cost $1,013,584,393)		1,013,611,385
OTHER ASSETS & LIABILITIES — 0.0% (a)		(206,824)

NET ASSETS — 100.0%		$1,013,404,561

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

64

SPDR Barclays Capital TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Inflation Protected Indexed Notes
0.50%, 4/15/2015	$12,105,114	$12,386,921
0.63%, 4/15/2013	8,617,065	8,884,969
1.25%, 4/15/2014	8,639,224	9,096,844
1.38%, 7/15/2018	8,546,663	9,008,696
1.38%, 1/15/2020 (a)	10,693,109	11,122,545
1.63%, 1/15/2015	12,296,692	13,128,686
1.63%, 1/15/2018	9,678,368	10,360,402
1.88%, 7/15/2013 (a)	13,461,655	14,370,317
1.88%, 7/15/2015	10,799,670	11,707,490
1.88%, 7/15/2019	8,786,274	9,559,202
2.00%, 4/15/2012	10,491,013	10,884,426
2.00%, 1/15/2014	14,041,284	15,090,028
2.00%, 7/15/2014 (a)	12,450,535	13,469,861
2.00%, 1/15/2016	10,578,240	11,522,031
2.13%, 1/15/2019	8,494,439	9,407,591
2.38%, 1/15/2017	10,570,524	11,782,857
2.50%, 7/15/2016	12,022,800	13,499,320
2.63%, 7/15/2017	8,341,593	9,492,483
3.00%, 7/15/2012	15,818,762	16,812,338
3.38%, 1/15/2012	4,181,554	4,374,950
Treasury Inflation Protected Indexed Bonds
1.25%, 7/15/2020	18,340,758	18,796,342
1.75%, 1/15/2028	9,184,584	9,351,009
2.00%, 1/15/2026	12,288,389	13,044,862
2.13%, 2/15/2040	8,672,652	9,197,087
2.38%, 1/15/2025	18,351,516	20,433,312
2.38%, 1/15/2027	10,096,602	11,221,464
2.50%, 1/15/2029	8,143,008	9,235,963
3.38%, 4/15/2032	3,483,232	4,520,573
3.63%, 4/15/2028	12,822,723	16,559,393
3.88%, 4/15/2029	14,494,272	19,440,443

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $340,296,724)		357,762,405

	Shares
SHORT TERM INVESTMENTS — 1.9%
MONEY MARKET FUNDS — 1.9%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	5,752,726	5,752,726
State Street Institutional Liquid Reserves Fund 0.18% (b)(d)	900,933	900,933

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $6,653,659)		6,653,659

TOTAL INVESTMENTS — 101.1% (f)
(Cost $346,950,383)		364,416,064
OTHER ASSETS & LIABILITIES — (1.1)%		(3,827,175)

NET ASSETS — 100.0%		$360,588,889

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

65

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds
7.25%, 5/15/2016 (a)	$924,000	$1,165,090
7.50%, 11/15/2016	884,000	1,136,179
8.13%, 8/15/2019	445,000	619,849
8.50%, 2/15/2020 (a)	460,000	658,301
8.75%, 5/15/2017	804,000	1,103,788
8.75%, 5/15/2020	472,000	687,190
8.75%, 8/15/2020 (a)	525,000	767,230
8.88%, 8/15/2017	526,000	730,619
8.88%, 2/15/2019 (a)	303,000	435,790
9.00%, 11/15/2018	91,000	131,211
9.13%, 5/15/2018 (a)	329,000	471,197
9.25%, 2/15/2016	239,000	323,632
9.88%, 11/15/2015	283,000	388,214
10.63%, 8/15/2015	176,000	245,008
11.25%, 2/15/2015	534,000	739,996
Treasury Notes
0.38%, 8/31/2012	500,000	499,090
0.38%, 9/30/2012	1,963,000	1,958,250
0.38%, 10/31/2012	769,000	766,670
0.50%, 11/30/2012 (a)	1,316,000	1,314,302
0.50%, 10/15/2013 (a)	1,332,000	1,317,135
0.50%, 11/15/2013 (a)	832,000	821,217
0.63%, 6/30/2012 (a)	1,035,000	1,038,012
0.63%, 7/31/2012 (a)	1,149,000	1,152,114
0.63%, 12/31/2012	1,200,000	1,200,612
0.75%, 5/31/2012	1,224,000	1,229,643
0.75%, 8/15/2013 (a)	779,000	777,434
0.75%, 9/15/2013 (a)	1,789,000	1,783,311
0.75%, 12/15/2013	600,000	595,698
0.88%, 1/31/2012 (a)	1,959,000	1,969,559
0.88%, 2/29/2012	1,709,000	1,718,605
1.00%, 12/31/2011	—	—
1.00%, 3/31/2012 (a)	2,209,000	2,225,921
1.00%, 4/30/2012	2,209,000	2,226,738
1.00%, 7/15/2013 (a)	1,270,000	1,276,147
1.13%, 12/15/2011	—	—
1.13%, 1/15/2012	1,333,000	1,343,464
1.13%, 12/15/2012	1,744,000	1,761,928
1.13%, 6/15/2013	1,768,000	1,782,692
1.25%, 8/31/2015 (a)	1,063,000	1,033,799
1.25%, 9/30/2015 (a)	1,069,000	1,037,080
1.25%, 10/31/2015	769,000	744,169
1.38%, 2/15/2012	1,562,000	1,579,276
1.38%, 3/15/2012	1,146,000	1,160,336
1.38%, 4/15/2012	1,296,000	1,312,433
1.38%, 5/15/2012	1,777,000	1,800,172
1.38%, 9/15/2012	2,273,000	2,306,254
1.38%, 10/15/2012	1,344,000	1,363,811
1.38%, 11/15/2012 (a)	2,235,000	2,268,324
1.38%, 1/15/2013 (a)	1,940,000	1,969,508
1.38%, 2/15/2013	1,744,000	1,770,334
1.38%, 3/15/2013	1,248,000	1,266,221
1.38%, 5/15/2013	1,762,000	1,787,566
1.38%, 11/30/2015 (a)	1,016,000	987,298
1.50%, 7/15/2012 (a)	649,000	659,793
1.50%, 12/31/2013 (a)	1,748,000	1,773,031
1.75%, 8/15/2012	1,966,000	2,006,480
1.75%, 4/15/2013 (a)	1,552,000	1,587,851
1.75%, 1/31/2014	1,141,000	1,164,938
1.75%, 3/31/2014	1,565,000	1,595,439
1.75%, 7/31/2015 (a)	1,255,000	1,250,858
1.88%, 6/15/2012	1,842,000	1,880,903
1.88%, 2/28/2014	1,318,000	1,349,737
1.88%, 4/30/2014	1,602,000	1,638,141
1.88%, 6/30/2015	754,000	757,001
1.88%, 8/31/2017	809,000	772,352
1.88%, 9/30/2017	809,000	770,556
1.88%, 10/31/2017 (a)	809,000	769,213
2.00%, 11/30/2013	1,372,000	1,412,488
2.13%, 11/30/2014 (a)	2,174,000	2,227,176
2.13%, 5/31/2015 (a)	2,189,000	2,223,871
2.13%, 12/31/2015	800,000	804,200
2.25%, 5/31/2014 (a)	1,256,000	1,299,257
2.25%, 1/31/2015 (a)	1,338,000	1,373,537
2.25%, 11/30/2017 (a)	848,000	824,688
2.38%, 8/31/2014	1,329,000	1,376,857
2.38%, 9/30/2014 (a)	1,344,000	1,392,115
2.38%, 10/31/2014 (a)	1,793,000	1,856,275
2.38%, 2/28/2015 (a)	2,024,000	2,085,853
2.38%, 3/31/2016 (a)	1,370,000	1,387,591
2.38%, 7/31/2017 (a)	1,509,000	1,489,851
2.50%, 3/31/2013	835,000	869,277
2.50%, 3/31/2015 (a)	1,424,000	1,474,011
2.50%, 4/30/2015 (a)	1,924,000	1,989,089
2.50%, 6/30/2017	804,000	801,049
2.63%, 6/30/2014	1,603,000	1,677,299
2.63%, 7/31/2014	1,726,000	1,805,223
2.63%, 12/31/2014	1,738,000	1,812,300
2.63%, 2/29/2016	1,001,000	1,027,476
2.63%, 4/30/2016	884,000	905,075
2.63%, 8/15/2020 (a)	1,764,000	1,672,113
2.63%, 11/15/2020 (a)	1,272,000	1,199,750
2.75%, 2/28/2013 (a)	995,000	1,040,074
2.75%, 10/31/2013 (a)	1,479,000	1,554,917
2.75%, 11/30/2016 (a)	1,802,000	1,839,590
2.75%, 5/31/2017	1,603,000	1,623,999
2.75%, 12/31/2017	700,000	701,666
2.75%, 2/15/2019 (a)	2,183,000	2,154,839
2.88%, 1/31/2013 (a)	854,000	894,548
3.00%, 8/31/2016 (a)	1,282,000	1,331,075
3.00%, 9/30/2016	1,714,000	1,777,778
3.00%, 2/28/2017 (a)	1,213,000	1,251,282
3.13%, 4/30/2013 (a)	894,000	944,493
3.13%, 8/31/2013 (a)	1,339,000	1,420,706
3.13%, 9/30/2013	962,000	1,020,547
3.13%, 10/31/2016 (a)	803,000	837,698
3.13%, 1/31/2017 (a)	2,098,000	2,180,368
3.13%, 4/30/2017	1,198,000	1,241,499
3.13%, 5/15/2019 (a)	3,313,000	3,347,985
3.25%, 5/31/2016 (a)	458,000	483,163
3.25%, 6/30/2016	962,000	1,014,246
3.25%, 7/31/2016	1,365,000	1,436,881
3.25%, 12/31/2016 (a)	903,000	945,983
3.25%, 3/31/2017 (a)	1,308,000	1,366,272
3.38%, 11/30/2012	730,000	769,420
3.38%, 6/30/2013	742,000	790,156

See accompanying notes to financial statements.

66

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

3.38%, 7/31/2013 (a)	$1,257,000	$1,340,779
3.38%, 11/15/2019 (a)	4,359,000	4,449,057
3.50%, 5/31/2013	1,007,000	1,074,016
3.50%, 2/15/2018	1,895,000	1,993,748
3.50%, 5/15/2020 (a)	3,614,000	3,701,640
3.63%, 12/31/2012	388,000	411,579
3.63%, 5/15/2013	1,115,000	1,192,303
3.63%, 8/15/2019 (a)	2,836,000	2,962,599
3.63%, 2/15/2020 (a)	2,859,000	2,967,099
3.75%, 11/15/2018 (a)	2,254,000	2,397,512
3.88%, 10/31/2012 (a)	795,000	843,447
3.88%, 2/15/2013	847,000	905,121
3.88%, 5/15/2018 (a)	1,363,000	1,465,948
4.00%, 11/15/2012	500,000	532,360
4.00%, 2/15/2014 (a)	880,000	959,050
4.00%, 2/15/2015	1,623,000	1,778,256
4.00%, 8/15/2018 (a)	1,436,000	1,556,222
4.13%, 8/31/2012 (a)	803,000	851,140
4.13%, 5/15/2015	1,911,000	2,104,967
4.25%, 9/30/2012	501,000	533,750
4.25%, 8/15/2013	2,022,000	2,201,614
4.25%, 11/15/2013 (a)	1,245,000	1,362,690
4.25%, 8/15/2014 (a)	1,399,000	1,543,489
4.25%, 11/15/2014 (a)	708,000	782,765
4.25%, 8/15/2015 (a)	1,307,000	1,447,398
4.25%, 11/15/2017 (a)	1,090,000	1,201,714
4.38%, 8/15/2012 (a)	416,000	442,449
4.50%, 3/31/2012 (a)	322,000	338,641
4.50%, 4/30/2012 (a)	820,000	865,444
4.50%, 11/15/2015 (a)	487,000	545,313
4.50%, 2/15/2016	1,244,000	1,393,093
4.50%, 5/15/2017 (a)	642,000	718,559
4.63%, 2/29/2012	776,000	813,807
4.63%, 7/31/2012	129,000	137,471
4.63%, 11/15/2016	1,280,000	1,442,419
4.63%, 2/15/2017	1,231,000	1,386,278
4.75%, 1/31/2012 (a)	757,000	792,602
4.75%, 5/31/2012	829,000	879,627
4.75%, 5/15/2014 (a)	742,000	829,037
4.75%, 8/15/2017	996,000	1,129,594
4.88%, 2/15/2012 (a)	1,245,000	1,307,213
4.88%, 6/30/2012	790,000	842,227
4.88%, 8/15/2016	500,000	569,995
5.13%, 5/15/2016	1,132,000	1,304,381

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $199,936,237)		203,978,729

	Shares
SHORT TERM INVESTMENTS — 20.6%
MONEY MARKET FUNDS — 20.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	41,146,725	41,146,725
State Street Institutional Liquid Reserves Fund 0.18% (b)(d)	1,153,575	1,153,575

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $42,300,300)		42,300,300

TOTAL INVESTMENTS — 120.0% (f)
(Cost $242,236,537)		246,279,029
OTHER ASSETS & LIABILITIES — (20.0)%		(40,988,280)

NET ASSETS — 100.0%		$205,290,749

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

67

SPDR Barclays Capital Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 98.7%
Treasury Bonds
3.50%, 2/15/2039	$1,018,000	$877,465
3.88%, 8/15/2040 (a)	1,743,000	1,605,948
4.25%, 5/15/2039 (a)	1,425,000	1,404,252
4.25%, 11/15/2040 (a)	1,114,000	1,096,076
4.38%, 2/15/2038	626,000	632,642
4.38%, 11/15/2039 (a)	1,795,000	1,805,357
4.38%, 5/15/2040 (a)	1,780,000	1,789,042
4.50%, 2/15/2036 (a)	835,000	864,434
4.50%, 5/15/2038	800,000	824,648
4.50%, 8/15/2039 (a)	1,577,000	1,620,036
4.63%, 2/15/2040 (a)	1,680,000	1,760,959
4.75%, 2/15/2037 (a)	724,000	778,061
5.00%, 5/15/2037	609,000	679,321
5.25%, 11/15/2028	386,000	442,464
5.25%, 2/15/2029	400,000	458,632
5.38%, 2/15/2031 (a)	581,000	678,585
5.50%, 8/15/2028	398,000	468,979
6.00%, 2/15/2026 (a)	465,000	574,805
6.13%, 11/15/2027	666,000	836,603
6.13%, 8/15/2029	328,000	414,917
6.25%, 8/15/2023	749,000	941,171
6.25%, 5/15/2030	550,000	707,124
6.38%, 8/15/2027	223,000	286,983
6.50%, 11/15/2026	304,000	394,458
6.63%, 2/15/2027	251,000	330,080
6.75%, 8/15/2026	249,000	330,545
6.88%, 8/15/2025 (a)	388,000	518,473
7.13%, 2/15/2023	400,000	537,220
7.25%, 8/15/2022 (a)	194,000	262,300
7.50%, 11/15/2024	313,000	438,501
7.63%, 11/15/2022 (a)	164,000	228,167
7.63%, 2/15/2025	337,000	477,873
7.88%, 2/15/2021	385,000	537,140
8.00%, 11/15/2021	884,000	1,250,586
8.13%, 5/15/2021 (a)	251,000	356,382
8.13%, 8/15/2021 (a)	264,000	375,928

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $28,442,406)		27,586,157

	Shares
SHORT TERM INVESTMENTS — 18.7%
MONEY MARKET FUNDS — 18.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	5,087,425	5,087,425
State Street Institutional Liquid Reserves Fund 0.18% (b)(d)	124,099	124,099

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $5,211,524)		5,211,524

TOTAL INVESTMENTS — 117.4% (f)
(Cost $33,653,930)		32,797,681
OTHER ASSETS & LIABILITIES — (17.4)%		(4,857,781)

NET ASSETS — 100.0%		$27,939,900

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

68

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.3%
AEROSPACE & DEFENSE — 1.8%
Boeing Capital Corp. 6.50%, 2/15/2012	$510,000	$541,518
General Dynamics Corp. 4.25%, 5/15/2013	350,000	374,915
Honeywell International, Inc. 5.00%, 2/15/2019	440,000	480,638
L-3 Communications Corp. 4.75%, 7/15/2020	250,000	248,028
Lockheed Martin Corp. 4.25%, 11/15/2019	145,000	147,096
Northrop Grumman Corp. 1.85%, 11/15/2015	250,000	238,874
Raytheon Co. 3.13%, 10/15/2020	300,000	275,599
United Technologies Corp. 5.38%, 12/15/2017	260,000	291,500

		2,598,168

AIR FREIGHT & LOGISTICS — 0.2%
United Parcel Service, Inc. 5.13%, 4/1/2019	250,000	277,860

AIRLINES — 0.1%
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019 (a)	150,000	150,375

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.00%, 3/30/2020	150,000	159,062

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 6.50%, 11/15/2013	440,000	497,664

BEVERAGES — 2.7%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 3/26/2013	250,000	255,214
4.13%, 1/15/2015	195,000	205,075
5.38%, 1/15/2020	415,000	448,958
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	140,282
Diageo Finance BV 3.25%, 1/15/2015	640,000	659,221
PepsiCo, Inc.:
0.88%, 10/25/2013	350,000	345,927
3.10%, 1/15/2015 (a)	160,000	166,075
5.00%, 6/1/2018	785,000	858,422
The Coca-Cola Co.:
1.50%, 11/15/2015	500,000	478,884
3.15%, 11/15/2020	270,000	252,605

		3,810,663

BIOTECHNOLOGY — 0.3%
Amgen, Inc. 6.15%, 6/1/2018	350,000	407,534

BUILDING PRODUCTS — 0.2%
Owens Corning 9.00%, 6/15/2019	265,000	314,133

CAPITAL MARKETS — 7.5%
BlackRock, Inc. 5.00%, 12/10/2019	256,000	269,105
Morgan Stanley:
3.45%, 11/2/2015	1,500,000	1,463,088
4.75%, 4/1/2014	1,245,000	1,276,403
5.25%, 11/2/2012	500,000	532,887
5.63%, 9/23/2019	885,000	904,572
Northern Trust Corp. 3.45%, 11/4/2020	100,000	95,136
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	150,622
The Bank of New York Mellon Corp. 3.10%, 1/15/2015	640,000	651,843
The Bear Stearns Cos. LLC:
6.95%, 8/10/2012	300,000	327,648
7.25%, 2/1/2018	1,045,000	1,238,214
The Goldman Sachs Group, Inc.:
3.70%, 8/1/2015	500,000	507,069
5.45%, 11/1/2012	500,000	535,108
5.70%, 9/1/2012	630,000	674,468
5.95%, 1/18/2018	1,650,000	1,792,677
6.00%, 5/1/2014	160,000	176,104
6.00%, 6/15/2020	150,000	161,729

		10,756,673

CHEMICALS — 2.0%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	100,000	100,146
Airgas, Inc. 2.85%, 10/1/2013	100,000	100,533
E.I. du Pont de Nemours & Co.:
4.63%, 1/15/2020	350,000	369,063
5.00%, 7/15/2013	250,000	271,410
Lubrizol Corp. 8.88%, 2/1/2019	150,000	185,950
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	370,821
Praxair, Inc. 2.13%, 6/14/2013	320,000	325,986
The Dow Chemical Co.:
4.25%, 11/15/2020	40,000	38,121
7.60%, 5/15/2014	355,000	406,813
8.55%, 5/15/2019	560,000	698,777

		2,867,620

COMMERCIAL BANKS — 8.7%
Bank of Nova Scotia 2.25%, 1/22/2013	555,000	566,276
Barclays Bank PLC:
5.13%, 1/8/2020	500,000	511,637
5.20%, 7/10/2014	605,000	651,008
BB&T Corp.:
3.85%, 7/27/2012	320,000	332,660
3.95%, 4/29/2016	125,000	129,778
BNP Paribas 3.25%, 3/11/2015	300,000	302,407
Credit Suisse AG 5.40%, 1/14/2020	160,000	162,236

See accompanying notes to financial statements.

69

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Credit Suisse of New York, NY:
5.00%, 5/15/2013	$350,000	$376,762
5.30%, 8/13/2019	370,000	390,015
5.50%, 5/1/2014	800,000	873,748
6.00%, 2/15/2018	350,000	369,578
Deutsche Bank AG:
3.88%, 8/18/2014	320,000	334,108
6.00%, 9/1/2017	570,000	637,730
Fifth Third Bancorp 6.25%, 5/1/2013	250,000	271,425
HSBC Bank USA NA 6.00%, 8/9/2017	500,000	543,794
Huntington BancShares, Inc. 7.00%, 12/15/2020	25,000	26,366
KeyBank NA 4.95%, 9/15/2015	200,000	206,642
Mellon Capital IV 6.24%, 6/29/2049 (b)	100,000	90,500
PNC Funding Corp.:
5.13%, 2/8/2020	360,000	373,806
5.63%, 2/1/2017	350,000	369,711
Royal Bank of Canada 1.13%, 1/15/2014	500,000	492,295
Union Bank NA 5.95%, 5/11/2016	255,000	275,395
US Bancorp 3.15%, 3/4/2015	640,000	649,662
Wachovia Corp.:
5.50%, 5/1/2013	1,269,000	1,378,919
5.63%, 10/15/2016	500,000	545,250
Wells Fargo & Co.:
3.63%, 4/15/2015 (a)	780,000	805,365
5.63%, 12/11/2017	350,000	388,572
Westpac Banking Corp. 2.25%, 11/19/2012	400,000	407,050

		12,462,695

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Pitney Bowes, Inc. 6.25%, 3/15/2019	135,000	143,396
R.R. Donnelley & Sons Co. 5.50%, 5/15/2015	250,000	258,750
Republic Services, Inc. 5.50%, 9/15/2019	305,000	331,697
Waste Management, Inc. 6.38%, 3/11/2015	200,000	227,133

		960,976

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
4.95%, 2/15/2019	320,000	347,738
5.50%, 2/22/2016	300,000	341,082
Motorola, Inc. 5.38%, 11/15/2012	200,000	211,000

		899,820

COMPUTERS & PERIPHERALS — 1.7%
Dell, Inc.:
4.70%, 4/15/2013	185,000	198,064
5.88%, 6/15/2019	165,000	180,759
Hewlett-Packard Co.:
4.50%, 3/1/2013	132,000	141,002
4.75%, 6/2/2014	840,000	911,211
International Business Machines Corp.:
4.75%, 11/29/2012	350,000	375,132
5.70%, 9/14/2017	545,000	622,913

		2,429,081

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co. 6.30%, 6/15/2013	250,000	266,044

CONSUMER FINANCE — 0.5%
Discover Financial Services 10.25%, 7/15/2019	100,000	125,746
SLM Corp.:
5.00%, 10/1/2013	265,000	263,675
8.45%, 6/15/2018	355,000	367,425

		756,846

DIVERSIFIED FINANCIAL SERVICES — 17.4%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	475,000	516,111
American Express Co.:
7.25%, 5/20/2014	1,240,000	1,409,969
8.13%, 5/20/2019	305,000	382,623
Bank of America Corp.:
4.50%, 4/1/2015	755,000	772,127
4.90%, 5/1/2013	985,000	1,031,441
5.25%, 12/1/2015	1,000,000	1,027,650
5.38%, 9/11/2012	300,000	314,981
5.63%, 7/1/2020	500,000	509,994
6.25%, 4/15/2012	500,000	526,235
BP Capital Markets PLC:
3.88%, 3/10/2015	300,000	309,372
4.50%, 10/1/2020	300,000	299,422
5.25%, 11/7/2013	250,000	271,184
Capital One Bank USA NA 8.80%, 7/15/2019	395,000	485,778
Capital One Financial Corp. 7.38%, 5/23/2014	185,000	210,518
Citigroup, Inc.:
4.59%, 12/15/2015	350,000	363,708
4.75%, 5/19/2015	400,000	417,428
5.25%, 2/27/2012	1,000,000	1,043,378
5.50%, 4/11/2013	1,210,000	1,294,092
8.50%, 5/22/2019	815,000	1,005,092
Credit Suisse USA, Inc. 4.88%, 1/15/2015	5,000	5,381
General Electric Capital Corp.:
4.38%, 9/16/2020	700,000	684,849
4.80%, 5/1/2013	2,605,000	2,786,009
5.63%, 5/1/2018	770,000	838,395
HSBC Finance Corp. 5.00%, 6/30/2015	810,000	870,126
JPMorgan Chase & Co.:
2.60%, 1/15/2016	350,000	338,468
4.25%, 10/15/2020	500,000	490,017
4.65%, 6/1/2014	1,770,000	1,881,057
Lazard Group LLC 6.85%, 6/15/2017	145,000	150,305

See accompanying notes to financial statements.

70

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Merrill Lynch & Co., Inc. 6.88%, 4/25/2018	$1,417,000	$1,545,933
National Rural Utilities Cooperative Finance Corp.:
5.45%, 2/1/2018	250,000	274,522
10.38%, 11/1/2018	185,000	254,527
Nomura Holdings, Inc.:
5.00%, 3/4/2015	170,000	176,375
6.70%, 3/4/2020	155,000	163,629
Royal Bank of Scotland Group PLC:
5.00%, 10/1/2014	130,000	124,780
5.63%, 8/24/2020 (a)	500,000	489,814
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	60,000	60,762
The Royal Bank of Scotland Group PLC 4.88%, 3/16/2015	250,000	254,366
The Western Union Co. 5.25%, 4/1/2020	135,000	139,986
UBS AG of Stamford, CT:
2.25%, 8/12/2013	500,000	505,371
4.88%, 8/4/2020	45,000	45,414
5.75%, 4/25/2018	555,000	603,068

		24,874,257

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
British Telecommunications PLC 5.95%, 1/15/2018	300,000	325,917
Qwest Corp. 8.38%, 5/1/2016	205,000	242,765

		568,682

ELECTRIC UTILITIES — 5.0%
Carolina Power & Light Co. 5.25%, 12/15/2015	320,000	357,387
CenterPoint Energy Houston Electric LLC, Series M 5.75%, 1/15/2014	210,000	231,705
Commonwealth Edison Co.:
4.00%, 8/1/2020	60,000	59,042
5.80%, 3/15/2018	520,000	584,850
Consolidated Edison Co. of New York:
Series 2 4.88%, 2/1/2013	250,000	267,256
6.65%, 4/1/2019	155,000	184,163
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	278,491
Duke Energy Carolinas LLC 6.25%, 1/15/2012	150,000	158,039
Duke Energy Corp. 3.95%, 9/15/2014	670,000	701,397
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	155,000	162,581
FPL Group Capital, Inc. 6.00%, 3/1/2019	320,000	355,856
Georgia Power Co. 4.25%, 12/1/2019	360,000	367,936
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	193,597
LG&E and KU Energy LLC 3.75%, 11/15/2020 (c)	300,000	283,268
Nevada Power Co. 6.50%, 8/1/2018	155,000	178,987
Nisource Finance Corp. 6.40%, 3/15/2018	450,000	499,051
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	395,835
Pacific Gas & Electric Co. 3.50%, 10/1/2020	250,000	236,028
PG&E Corp. 5.75%, 4/1/2014	105,000	114,335
Progress Energy, Inc. 6.85%, 4/15/2012	125,000	133,920
PSEG Power LLC 5.13%, 4/15/2020	280,000	290,909
Public Service of Colorado 7.88%, 10/1/2012	265,000	295,046
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	271,576
Union Electric Co. 6.70%, 2/1/2019	115,000	133,214
Virginia Electric and Power Co.:
5.10%, 11/30/2012	225,000	242,000
5.40%, 4/30/2018	155,000	172,787

		7,149,256

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co. 5.00%, 4/15/2019	400,000	435,203

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 0.1%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	200,691

ENERGY EQUIPMENT & SERVICES — 0.1%
Nabors Industries, Inc. 9.25%, 1/15/2019	145,000	178,308

FOOD & STAPLES RETAILING — 2.4%
Costco Wholesale Corp. 5.50%, 3/15/2017	300,000	339,189
CVS Caremark Corp. 5.75%, 6/1/2017	465,000	517,478
Safeway, Inc. 5.00%, 8/15/2019	440,000	450,065
Target Corp. 6.00%, 1/15/2018	310,000	358,943
The Kroger Co.:
6.40%, 8/15/2017	250,000	285,780
6.75%, 4/15/2012	150,000	160,413
Wal-Mart Stores, Inc. 3.00%, 2/3/2014	1,045,000	1,086,442
Walgreen Co. 5.25%, 1/15/2019	250,000	277,025

		3,475,335

FOOD PRODUCTS — 1.6%
Campbell Soup Co. 3.05%, 7/15/2017	100,000	99,632
General Mills, Inc. 5.70%, 2/15/2017	500,000	561,476

See accompanying notes to financial statements.

71

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

H.J. Heinz Co. 6.00%, 3/15/2012	$100,000	$105,789
Kellogg Co. 4.25%, 3/6/2013	300,000	317,316
Kraft Foods, Inc.:
4.13%, 2/9/2016	610,000	638,887
5.38%, 2/10/2020	410,000	440,547
Unilever Capital Corp. 3.65%, 2/15/2014	155,000	162,778

		2,326,425

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Baxter International, Inc. 4.00%, 3/1/2014	510,000	542,526
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	75,387
Covidien International Finance SA 2.80%, 6/15/2015	350,000	352,718
Medtronic, Inc. 4.45%, 3/15/2020	185,000	192,016

		1,162,647

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Express Scripts, Inc. 6.25%, 6/15/2014	395,000	439,801
Humana, Inc. 7.20%, 6/15/2018	510,000	577,276
McKesson Corp. 7.50%, 2/15/2019	135,000	163,787
UnitedHealth Group, Inc. 3.88%, 10/15/2020 (a)	250,000	238,610
WellPoint, Inc.:
5.25%, 1/15/2016	200,000	220,071
5.88%, 6/15/2017	300,000	328,969
7.00%, 2/15/2019	45,000	52,902

		2,021,416

HOME BUILDERS — 0.1%
Toll Brothers Finance Corp. 8.91%, 10/15/2017	100,000	116,750

HOTELS, RESTAURANTS & LEISURE — 0.6%
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	167,514
McDonald’s Corp.:
3.50%, 7/15/2020	55,000	53,458
4.30%, 3/1/2013	150,000	160,090
5.35%, 3/1/2018	140,000	157,381
Yum! Brands, Inc. 6.25%, 3/15/2018	300,000	340,190

		878,633

HOUSEHOLD DURABLES — 0.2%
Whirlpool Corp. 6.50%, 6/15/2016	250,000	278,364

HOUSEHOLD PRODUCTS — 0.5%
Clorox Co. 5.45%, 10/15/2012	145,000	155,472
Fortune Brands, Inc. 6.38%, 6/15/2014	265,000	285,881
Kimberly-Clark Corp. 7.50%, 11/1/2018	195,000	242,666

		684,019

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
TransAlta Corp. 5.75%, 12/15/2013	200,000	218,423

INDUSTRIAL CONGLOMERATES — 1.0%
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	98,643
3.88%, 12/15/2020	150,000	146,613
General Electric Co. 5.25%, 12/6/2017	760,000	821,578
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	236,052
Tyco International Finance SA:
3.38%, 10/15/2015	115,000	117,350
4.13%, 10/15/2014	70,000	74,049

		1,494,285

INSURANCE — 4.0%
ACE INA Holdings, Inc. 5.90%, 6/15/2019	155,000	172,959
Aflac, Inc. 8.50%, 5/15/2019	395,000	486,954
American International Group, Inc. 5.85%, 1/16/2018	800,000	811,304
AON Corp. 5.00%, 9/30/2020	225,000	225,770
Berkshire Hathaway Finance Corp.:
4.75%, 5/15/2012	320,000	336,990
5.40%, 5/15/2018	145,000	158,290
Chubb Corp. 6.38%, 3/29/2067 (b)	195,000	202,800
Genworth Financial, Inc. 5.75%, 6/15/2014	45,000	46,038
Hartford Financial Services Group, Inc. 6.30%, 3/15/2018	130,000	137,659
Lincoln National Corp. 8.75%, 7/1/2019	300,000	377,040
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	185,000	199,044
MetLife, Inc. 6.75%, 6/1/2016	515,000	593,830
Principal Life Income Funding Trusts 5.30%, 12/14/2012	300,000	322,463
Prudential Financial, Inc.:
3.88%, 1/14/2015	125,000	128,341
4.75%, 9/17/2015	320,000	338,444
7.38%, 6/15/2019	200,000	236,146
The Travelers Cos., Inc. 6.25%, 6/20/2016	320,000	367,504
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	104,751
Willis North America, Inc. 7.00%, 9/29/2019	250,000	263,252

See accompanying notes to financial statements.

72

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

XL Group Plc 5.25%, 9/15/2014	$250,000	$259,653

		5,769,232

IT SERVICES — 0.3%
Computer Sciences Corp. Series W 5.50%, 3/15/2013	210,000	223,910
Fiserv, Inc. 6.80%, 11/20/2017	150,000	167,835

		391,745

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc. 3.20%, 5/1/2015	250,000	254,416

MACHINERY — 1.7%
Caterpillar Financial Services Corp.:
6.20%, 9/30/2013	785,000	885,116
7.15%, 2/15/2019	250,000	307,574
Eaton Corp. 6.95%, 3/20/2019	150,000	180,681
Ingersoll-Rand Global Holding Co., Ltd. 9.50%, 4/15/2014	180,000	214,720
John Deere Capital Corp.:
2.80%, 9/18/2017	250,000	242,778
7.00%, 3/15/2012	510,000	547,857

		2,378,726

MEDIA — 4.3%
CBS Corp. 8.88%, 5/15/2019	145,000	180,742
Comcast Corp. 5.70%, 5/15/2018	1,015,000	1,117,112
Cox Communications, Inc. 4.63%, 6/1/2013	205,000	218,397
DIRECTV Holdings LLC:
3.55%, 3/15/2015	395,000	400,946
5.20%, 3/15/2020	200,000	207,331
7.63%, 5/15/2016	111,000	124,043
NBC Universal, Inc.:
2.10%, 4/1/2014 (c)	150,000	149,311
5.15%, 4/30/2020 (c)	150,000	155,571
News America, Inc. 6.90%, 3/1/2019 (a)	510,000	611,989
Reed Elsevier Capital, Inc. 8.63%, 1/15/2019	300,000	380,283
The Walt Disney Co. 4.50%, 12/15/2013	380,000	414,022
Thomson Reuters Corp. 6.50%, 7/15/2018	255,000	296,966
Time Warner Cable, Inc.:
5.00%, 2/1/2020	250,000	256,341
5.88%, 11/15/2016	290,000	325,213
6.20%, 7/1/2013	785,000	869,129
Time Warner, Inc. 4.88%, 3/15/2020	250,000	259,779
Viacom, Inc. 6.25%, 4/30/2016	170,000	193,128

		6,160,303

METALS & MINING — 2.9%
Alcoa, Inc.:
5.38%, 1/15/2013	250,000	265,625
6.75%, 7/15/2018	205,000	221,400
ArcelorMittal:
5.38%, 6/1/2013	250,000	265,858
6.13%, 6/1/2018	300,000	317,187
Barrick Gold Corp. 6.95%, 4/1/2019 (a)	250,000	305,823
BHP Billiton Finance USA, Ltd. 5.50%, 4/1/2014	715,000	791,103
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/2017	205,000	226,013
Nucor Corp. 5.75%, 12/1/2017	250,000	281,765
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	400,000	380,597
6.50%, 7/15/2018	300,000	350,436
Teck Resources, Ltd. 10.25%, 5/15/2016	300,000	370,500
Vale Overseas, Ltd. 5.63%, 9/15/2019	360,000	384,124

		4,160,431

MULTI-UTILITIES — 1.3%
Dominion Resources, Inc. 5.60%, 11/15/2016	300,000	338,015
MidAmerican Energy Co. 5.13%, 1/15/2013	500,000	537,338
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	549,896
Sempra Energy 6.50%, 6/1/2016	395,000	454,837

		1,880,086

MULTILINE RETAIL — 0.2%
Nordstrom, Inc. 6.75%, 6/1/2014	200,000	226,513

OFFICE ELECTRONICS — 0.3%
Xerox Corp. 4.25%, 2/15/2015	395,000	413,781

OIL, GAS & CONSUMABLE FUELS — 7.2%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	320,656
6.95%, 6/15/2019	155,000	169,987
Apache Corp. 6.25%, 4/15/2012	250,000	266,764
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	205,000	232,380
Cenovus Energy, Inc. 4.50%, 9/15/2014	250,000	267,729
Chevron Corp. 4.95%, 3/3/2019	255,000	283,872
ConocoPhillips:
4.60%, 1/15/2015	150,000	163,450
5.75%, 2/1/2019	310,000	352,790
ConocoPhillips Australia Funding Co. 5.50%, 4/15/2013	350,000	382,647

See accompanying notes to financial statements.

73

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	$145,000	$159,735
EnCana Corp. 6.50%, 5/15/2019	310,000	366,503
Energy Transfer Partners LP 8.50%, 4/15/2014	320,000	369,659
Enterprise Products Operating LLC 6.30%, 9/15/2017	360,000	403,670
EOG Resources, Inc. 2.95%, 6/1/2015	350,000	352,684
Hess Corp. 8.13%, 2/15/2019	100,000	125,952
Husky Energy, Inc. 5.90%, 6/15/2014	100,000	109,505
Kinder Morgan Energy Partners LP 6.00%, 2/1/2017	505,000	553,223
Marathon Oil Corp.:
6.13%, 3/15/2012	200,000	211,503
7.50%, 2/15/2019	195,000	240,339
Nexen, Inc. 6.20%, 7/30/2019	155,000	167,126
Noble Holding International, Ltd. 4.90%, 8/1/2020	200,000	206,891
Occidental Petroleum Corp. 7.00%, 11/1/2013	250,000	288,774
ONEOK Partners LP 5.90%, 4/1/2012	150,000	158,236
PC Financial Partnership 5.00%, 11/15/2014	250,000	270,195
Plains All American Pipeline LP / PAA Finance Corp. 5.75%, 1/15/2020	250,000	265,291
Shell International Finance BV:
4.00%, 3/21/2014	430,000	457,612
4.30%, 9/22/2019	350,000	364,093
Statoil ASA 2.90%, 10/15/2014	295,000	304,047
Sunoco, Inc. 5.75%, 1/15/2017	145,000	148,302
Total Capital SA 3.00%, 6/24/2015	250,000	254,798
TransCanada PipeLines, Ltd. 3.80%, 10/1/2020	350,000	340,682
Transocean, Inc. 4.95%, 11/15/2015	350,000	361,222
Valero Energy Corp.:
6.13%, 2/1/2020	145,000	152,420
6.88%, 4/15/2012	150,000	158,858
Weatherford International, Ltd. 4.95%, 10/15/2013	195,000	206,450
Williams Partners LP 3.80%, 2/15/2015	265,000	273,530
XTO Energy, Inc. 5.75%, 12/15/2013	500,000	560,480

		10,272,055

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co. 9.38%, 5/15/2019	280,000	357,325

PERSONAL PRODUCTS — 0.4%
The Procter & Gamble Co.:
1.38%, 8/1/2012	135,000	136,220
1.80%, 11/15/2015	500,000	485,963

		622,183

PHARMACEUTICALS — 3.6%
Abbott Laboratories 5.60%, 11/30/2017	780,000	888,838
AstraZeneca PLC 5.40%, 9/15/2012	845,000	910,414
Eli Lilly & Co. 5.20%, 3/15/2017	350,000	390,060
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/2013	395,000	427,869
Medco Health Solutions, Inc. 7.13%, 3/15/2018	205,000	242,577
Merck & Co, Inc. 5.00%, 6/30/2019	310,000	343,351
Novartis Capital Corp. 4.13%, 2/10/2014	320,000	340,150
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	250,000	275,415
Pfizer, Inc. 6.20%, 3/15/2019	310,000	366,228
Wyeth:
5.45%, 4/1/2017	350,000	393,768
5.50%, 3/15/2013	550,000	600,722

		5,179,392

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Boston Properties LP 5.63%, 11/15/2020	150,000	159,584
CommonWealth REIT 6.25%, 6/15/2017	100,000	103,730
Duke Realty LP 7.38%, 2/15/2015	300,000	336,123
ERP Operating LP 5.75%, 6/15/2017	110,000	121,162
HCP, Inc. 6.30%, 9/15/2016	150,000	160,221
Health Care REIT, Inc. 6.20%, 6/1/2016	100,000	108,517
Hospitality Properties Trust 7.88%, 8/15/2014	100,000	111,816
Liberty Property LP 5.50%, 12/15/2016	250,000	269,500
Nationwide Health Properties, Inc. 6.25%, 2/1/2013	270,000	289,017
ProLogis 6.25%, 3/15/2017	400,000	417,421
Simon Property Group LP:
5.10%, 6/15/2015	200,000	216,836
5.65%, 2/1/2020	350,000	379,621

		2,673,548

ROAD & RAIL — 0.8%
CSX Corp.:
6.30%, 3/15/2012	125,000	132,450
7.38%, 2/1/2019	205,000	247,589

See accompanying notes to financial statements.

74

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Union Pacific Corp. 5.13%, 2/15/2014	$715,000	$770,701

		1,150,740

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	152,576

SOFTWARE — 1.1%
Adobe Systems, Inc. 3.25%, 2/1/2015	200,000	203,338
Intuit, Inc. 5.75%, 3/15/2017	150,000	162,000
Microsoft Corp. 4.20%, 6/1/2019	435,000	453,672
Oracle Corp.:
3.75%, 7/8/2014	505,000	533,758
5.00%, 7/8/2019	250,000	271,585

		1,624,353

SPECIALTY RETAIL — 0.6%
AutoZone, Inc. 5.75%, 1/15/2015	300,000	329,193
Lowe’s Cos, Inc. 4.63%, 4/15/2020	125,000	131,462
Staples, Inc. 9.75%, 1/15/2014	100,000	120,714
The Home Depot, Inc. 3.95%, 9/15/2020	250,000	244,972

		826,341

TOBACCO — 0.9%
Altria Group, Inc. 9.70%, 11/10/2018	440,000	577,889
Philip Morris International, Inc. 5.65%, 5/16/2018	500,000	565,718
Reynolds American, Inc. 7.63%, 6/1/2016	155,000	179,952

		1,323,559

WIRELESS TELECOMMUNICATION SERVICES — 5.5%
America Movil SAB de CV 5.50%, 3/1/2014	250,000	270,825
American Tower Corp. 5.05%, 9/1/2020	100,000	98,090
AT&T, Inc.:
4.95%, 1/15/2013	255,000	272,349
5.50%, 2/1/2018	798,000	881,328
BellSouth Corp. 5.20%, 9/15/2014	500,000	547,215
Cellco Partnership / Verizon Wireless Capital LLC:
5.25%, 2/1/2012	250,000	261,420
5.55%, 2/1/2014	265,000	290,372
8.50%, 11/15/2018	160,000	209,418
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	265,000	284,097
Embarq Corp. 7.08%, 6/1/2016	265,000	293,343
France Telecom SA 4.38%, 7/8/2014	205,000	219,559
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	350,000	382,451
Rogers Communications, Inc. 6.80%, 8/15/2018	280,000	333,002
Telecom Italia Capital SA 6.18%, 6/18/2014	800,000	846,093
Telefonica Emisiones SAU:
4.95%, 1/15/2015	500,000	512,575
5.13%, 4/27/2020	255,000	246,371
Verizon Communications, Inc. 5.25%, 4/15/2013	1,305,000	1,411,695
Vodafone Group PLC 4.15%, 6/10/2014	455,000	476,324

		7,836,527

TOTAL CORPORATE BONDS & NOTES —
(Cost $136,642,716)		139,331,740

	Shares
SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	4,675,132	4,675,132
State Street Navigator Securities Lending Prime Portfolio (d)(f)	1,136,808	1,136,808

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $5,811,940)		5,811,940

TOTAL INVESTMENTS — 101.4% (h)
(Cost $142,454,656)		145,143,680
OTHER ASSETS & LIABILITIES — (1.4)%		(2,007,202)

NET ASSETS — 100.0%		$143,136,478

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Variable Rate Security. Rate shown is rate in effect at December 31, 2010. Maturity date shown is the ultimate maturity.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

75

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 2.9%
Honeywell International, Inc. 5.70%, 3/15/2036	$100,000	$106,978
Lockheed Martin Corp. 6.15%, 9/1/2036	160,000	175,379
Northrop Grumman Corp. 3.50%, 3/15/2021	100,000	92,868
The Boeing Co. 6.63%, 2/15/2038	165,000	191,779
United Technologies Corp. 6.13%, 7/15/2038	230,000	260,975

		827,979

AIR FREIGHT & LOGISTICS — 0.7%
United Parcel Service, Inc. 3.13%, 1/15/2021	200,000	185,253

AUTOMOBILES — 0.2%
Daimler Finance North America LLC 8.50%, 1/18/2031	50,000	66,239

BEVERAGES — 1.2%
Anheuser-Busch InBev Worldwide, Inc. 6.38%, 1/15/2040	115,000	130,981
PepsiCo, Inc. 5.50%, 1/15/2040	200,000	208,952

		339,933

BIOTECHNOLOGY — 0.6%
Amgen, Inc. 6.38%, 6/1/2037 (a)	150,000	169,311

BUILDING PRODUCTS — 0.2%
Owens Corning 7.00%, 12/1/2036	41,000	41,740

CAPITAL MARKETS — 2.5%
Morgan Stanley 6.25%, 8/9/2026	165,000	170,835
The Goldman Sachs Group, Inc.:
6.13%, 2/15/2033	200,000	214,547
6.45%, 5/1/2036	150,000	149,067
6.75%, 10/1/2037	172,000	178,525

		712,974

CHEMICALS — 1.4%
Agrium, Inc. 6.13%, 1/15/2041 (a)	25,000	26,333
E.I. du Pont de Nemours & Co. 3.63%, 1/15/2021	150,000	144,138
Potash Corp. of Saskatchewan, Inc. 5.63%, 12/1/2040	100,000	100,363
The Dow Chemical Co. 9.40%, 5/15/2039 (a)	80,000	113,984

		384,818

COMMERCIAL BANKS — 4.0%
HSBC Bank USA NA 5.88%, 11/1/2034	100,000	98,423
HSBC Holdings PLC 6.50%, 9/15/2037	370,000	389,370
JPMorgan Chase & Co. 6.40%, 5/15/2038	35,000	39,974
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	123,624
Wachovia Bank NA 6.60%, 1/15/2038	200,000	218,812
Wachovia Corp. 7.50%, 4/15/2035	150,000	174,304
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	94,342

		1,138,849

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Waste Management, Inc. 7.75%, 5/15/2032	100,000	120,919

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc. 5.90%, 2/15/2039	170,000	186,149
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	54,112

		240,261

COMPUTERS & PERIPHERALS — 0.9%
Dell, Inc. 7.10%, 4/15/2028	50,000	55,010
International Business Machines Corp. 5.60%, 11/30/2039	187,000	202,557

		257,567

DIVERSIFIED FINANCIAL SERVICES — 8.7%
Bank of America Corp. 5.63%, 7/1/2020 (a)	200,000	203,998
BankAmerica Capital II 8.00%, 12/15/2026	205,000	203,975
Capital One Financial Corp. 8.88%, 5/15/2040 (a)	200,000	207,000
Citigroup, Inc.:
6.63%, 6/15/2032	200,000	201,719
6.88%, 3/5/2038 (a)	330,000	359,077
General Electric Capital Corp.:
5.88%, 1/14/2038	410,000	422,727
6.75%, 3/15/2032	330,000	372,315
6.88%, 1/10/2039	30,000	34,906
JP Morgan Chase Capital XXV 6.80%, 10/1/2037	300,000	303,688
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	165,000	149,328
7.75%, 5/14/2038	20,000	20,936

		2,479,669

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
British Telecommunications PLC 9.88%, 12/15/2030 (b)	145,000	192,335

ELECTRIC UTILITIES — 11.5%
Alabama Power Co. 6.13%, 5/15/2038	170,000	188,823
Ameren Energy Generating Co. Series F 7.95%, 6/1/2032 (a)	75,000	72,026
Consolidated Edison Co. of New York 5.70%, 12/1/2036	230,000	236,319
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	130,000	147,603

See accompanying notes to financial statements.

76

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Entergy Louisiana LLC 5.40%, 11/1/2024	$100,000	$105,967
Exelon Generation Co. LLC 6.25%, 10/1/2039	170,000	172,272
FirstEnergy Corp. 7.38%, 11/15/2031	100,000	104,640
Florida Power & Light Co. 5.69%, 3/1/2040	115,000	122,512
Florida Power Corp. 6.40%, 6/15/2038	80,000	92,020
Georgia Power Co. 4.75%, 9/1/2040	100,000	92,524
Kentucky Utilities Co. 5.13%, 11/1/2040 (c)	75,000	73,598
Nevada Power Co. 5.38%, 9/15/2040	75,000	72,570
Oglethorpe Power Corp. 5.38%, 11/1/2040	65,000	62,892
Ohio Power Co. 6.60%, 2/15/2033	102,000	112,774
Oncor Electric Delivery Co. LLC 7.00%, 5/1/2032	150,000	171,864
Pacific Gas & Electric Co. 6.05%, 3/1/2034	215,000	233,345
PacifiCorp 6.00%, 1/15/2039	180,000	196,903
Progress Energy, Inc. 7.75%, 3/1/2031	40,000	50,088
Public Service Electric & Gas Co. 5.50%, 3/1/2040	200,000	205,906
Puget Sound Energy, Inc. 5.80%, 3/15/2040	55,000	55,347
San Diego Gas & Electric Co. Series D 6.00%, 6/1/2026	100,000	114,146
Southern California Edison Co. 6.00%, 1/15/2034	200,000	221,350
Southwestern Electric Power Co. 6.20%, 3/15/2040 (a)	30,000	30,201
Southwestern Public Service Co. Series F 6.00%, 10/1/2036	100,000	99,996
Virginia Electric and Power Co. 6.00%, 5/15/2037	200,000	218,262

		3,253,948

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Corning, Inc. 7.25%, 8/15/2036	50,000	57,763
Tyco Electronics Group SA 4.88%, 1/15/2021	30,000	30,405

		88,168

ENVIRONMENTAL CONTROL — 0.2%
Browning-Ferris Industries, Inc. 7.40%, 9/15/2035	50,000	58,956

FOOD & STAPLES RETAILING — 4.2%
CVS Caremark Corp. 6.13%, 9/15/2039	170,000	180,897
Delhaize America LLC 9.00%, 4/15/2031	50,000	66,386
Safeway, Inc. 7.25%, 2/1/2031	50,000	55,675
Target Corp. 7.00%, 1/15/2038	165,000	204,240
The Kroger Co. 7.50%, 4/1/2031	65,000	78,502
Wal-Mart Stores, Inc.:
4.88%, 7/8/2040	100,000	95,420
5.25%, 9/1/2035	330,000	331,364
5.88%, 4/5/2027	150,000	167,515

		1,179,999

FOOD PRODUCTS — 1.7%
Kellogg Co., Series B 7.45%, 4/1/2031	45,000	56,597
Kraft Foods, Inc.:
6.50%, 2/9/2040	115,000	128,884
6.88%, 1/26/2039	45,000	52,222
7.00%, 8/11/2037	150,000	176,082
Unilever Capital Corp. 5.90%, 11/15/2032	60,000	66,453

		480,238

HEALTH CARE PRODUCTS — 1.0%
C.R. Bard, Inc. 4.40%, 1/15/2021	30,000	30,476
Covidien International Finance SA 6.55%, 10/15/2037	50,000	58,488
Johnson & Johnson 4.50%, 9/1/2040	150,000	141,115
Medtronic, Inc. 5.55%, 3/15/2040	50,000	52,614

		282,693

HEALTH CARE PROVIDERS & SERVICES — 1.6%
Aetna, Inc. 6.63%, 6/15/2036	100,000	110,910
Quest Diagnostics, Inc. 6.95%, 7/1/2037	75,000	82,279
UnitedHealth Group, Inc. 6.88%, 2/15/2038	115,000	133,014
WellPoint, Inc. 6.38%, 6/15/2037	130,000	140,982

		467,185

HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald’s Corp. 6.30%, 3/1/2038	125,000	147,959

HOUSEHOLD PRODUCTS — 0.8%
The Procter & Gamble Co. 5.55%, 3/5/2037	200,000	215,962

INSURANCE — 4.6%
AON Corp. 8.21%, 1/1/2027	55,000	58,847
AXA SA 8.60%, 12/15/2030 (a)	115,000	129,274
Berkshire Hathaway Finance Corp. 5.75%, 1/15/2040	100,000	103,610
Chubb Corp. 6.50%, 5/15/2038	70,000	79,845

See accompanying notes to financial statements.

77

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	$100,000	$100,965
Lincoln National Corp. 6.30%, 10/9/2037	100,000	99,995
MetLife, Inc. 6.40%, 12/15/2036	290,000	271,150
Prudential Financial, Inc. 6.63%, 12/1/2037	95,000	105,336
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	85,000	88,218
The Allstate Corp. 5.95%, 4/1/2036 (a)	130,000	137,014
The Progressive Corp. 6.25%, 12/1/2032	50,000	54,074
The Travelers Cos., Inc. 6.25%, 6/15/2037	80,000	88,316

		1,316,644

MACHINERY — 0.8%
Caterpillar, Inc. 7.30%, 5/1/2031	100,000	125,432
Parker Hannifin Corp. 3.50%, 9/15/2022	100,000	93,540

		218,972

MEDIA — 8.1%
CBS Corp. 7.88%, 7/30/2030	75,000	86,788
Comcast Corp.:
6.50%, 11/15/2035	200,000	214,183
6.95%, 8/15/2037	260,000	294,519
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
4.60%, 2/15/2021	100,000	98,376
6.00%, 8/15/2040	50,000	49,318
Discovery Communications LLC 6.35%, 6/1/2040	50,000	53,491
Grupo Televisa SA 6.63%, 3/18/2025	50,000	56,085
NBC Universal, Inc.:
4.38%, 4/1/2021 (c)	100,000	96,948
6.40%, 4/30/2040 (c)	50,000	52,601
News America Holdings, Inc. 8.15%, 10/17/2036	200,000	248,356
News America, Inc. 6.65%, 11/15/2037	40,000	44,018
Time Warner Cable, Inc.:
4.13%, 2/15/2021	200,000	189,990
7.30%, 7/1/2038	180,000	209,984
Time Warner, Inc.:
4.70%, 1/15/2021	100,000	101,973
7.63%, 4/15/2031	190,000	229,743
7.70%, 5/1/2032	150,000	182,518
Viacom, Inc. 6.88%, 4/30/2036	80,000	91,341

		2,300,232

METALS & MINING — 3.2%
Alcoa, Inc. 5.87%, 2/23/2022	100,000	98,000
Newmont Mining Corp. 6.25%, 10/1/2039	40,000	43,693
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	165,000	176,122
Southern Copper Corp. 6.75%, 4/16/2040 (a)	200,000	209,474
Teck Resources, Ltd. 4.50%, 1/15/2021	100,000	101,830
Vale Overseas, Ltd. 6.88%, 11/21/2036 (a)	270,000	293,339

		922,458

MULTI-UTILITIES — 0.9%
MidAmerican Energy Holdings Co.:
6.13%, 4/1/2036	80,000	86,205
6.50%, 9/15/2037	80,000	90,518
Sempra Energy 6.00%, 10/15/2039	75,000	78,710

		255,433

OIL, GAS & CONSUMABLE FUELS — 13.7%
Anadarko Finance Co. 7.50%, 5/1/2031	150,000	162,334
Apache Corp. 6.00%, 1/15/2037	125,000	136,353
Baker Hughes, Inc. 5.13%, 9/15/2040	100,000	97,101
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	80,000	88,778
7.20%, 1/15/2032	100,000	118,666
Cenovus Energy, Inc. 6.75%, 11/15/2039	100,000	115,889
Conoco Funding Co. 7.25%, 10/15/2031	165,000	200,499
Conoco, Inc. 6.95%, 4/15/2029	165,000	202,138
Devon Financing Corp. ULC 7.88%, 9/30/2031 (a)	65,000	83,959
EnCana Corp. 6.50%, 2/1/2038	150,000	163,822
Enterprise Products Operating LLC 7.55%, 4/15/2038	115,000	137,025
Halliburton Co. 6.70%, 9/15/2038	50,000	58,086
Hess Corp. 7.30%, 8/15/2031	115,000	135,591
Kinder Morgan Energy Partners LP 7.40%, 3/15/2031	200,000	223,704
Marathon Oil Corp. 6.60%, 10/1/2037	50,000	56,889
Nexen, Inc. 7.50%, 7/30/2039	165,000	180,359
Petro-Canada 6.80%, 5/15/2038	170,000	193,692
Shell International Finance BV 6.38%, 12/15/2038	190,000	223,981
Southern Natural Gas Co. 8.00%, 3/1/2032	165,000	186,029
Statoil ASA 5.10%, 8/17/2040	150,000	150,231

See accompanying notes to financial statements.

78

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Talisman Energy, Inc. 3.75%, 2/1/2021	$125,000	$117,023
Total Capital SA 4.25%, 12/15/2021	75,000	75,628
TransCanada Pipelines, Ltd.:
6.20%, 10/15/2037	70,000	75,995
7.63%, 1/15/2039	165,000	209,760
Transocean, Inc. 7.50%, 4/15/2031	70,000	74,942
Valero Energy Corp. 7.50%, 4/15/2032	125,000	134,022
Weatherford International, Ltd. 6.50%, 8/1/2036	50,000	50,311
Williams Cos., Inc. 8.75%, 3/15/2032	100,000	122,369
Williams Partners LP 6.30%, 4/15/2040	100,000	104,111

		3,879,287

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co. 7.50%, 8/15/2021	55,000	63,978

PHARMACEUTICALS — 4.4%
Abbott Laboratories 6.00%, 4/1/2039	150,000	167,904
AstraZeneca PLC 6.45%, 9/15/2037	150,000	177,879
Bristol-Myers Squibb Co. 5.88%, 11/15/2036 (a)	74,000	82,190
Eli Lilly & Co. 5.50%, 3/15/2027	65,000	69,703
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	180,000	212,173
Merck & Co, Inc.:
3.88%, 1/15/2021 (a)	150,000	149,511
6.50%, 12/1/2033	50,000	59,171
Pfizer, Inc. 7.20%, 3/15/2039	260,000	336,956

		1,255,487

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Boston Properties LP 5.63%, 11/15/2020	50,000	53,195
Simon Property Group LP 6.75%, 2/1/2040	65,000	72,639

		125,834

ROAD & RAIL — 1.8%
Burlington Northern Santa Fe LLC 5.75%, 5/1/2040	150,000	153,221
Canadian National Railway Co. 6.90%, 7/15/2028	95,000	113,684
CSX Corp. 6.22%, 4/30/2040	45,000	48,315
Norfolk Southern Corp. 7.25%, 2/15/2031	130,000	153,939
Union Pacific Corp. 4.00%, 2/1/2021	50,000	49,047

		518,206

SOFTWARE — 1.1%
Microsoft Corp. 4.50%, 10/1/2040	100,000	93,032
Oracle Corp. 6.13%, 7/8/2039	205,000	228,122

		321,154

SPECIALTY RETAIL — 0.8%
Lowe’s Cos., Inc.:
5.80%, 10/15/2036	50,000	52,408
6.65%, 9/15/2037	50,000	58,389
The Home Depot, Inc. 5.88%, 12/16/2036	115,000	119,628

		230,425

TOBACCO — 0.8%
Altria Group, Inc. 9.95%, 11/10/2038	165,000	230,902

WIRELESS TELECOMMUNICATION SERVICES — 9.7%
America Movil SAB de CV 6.13%, 3/30/2040	200,000	213,298
AT&T Corp. 8.00%, 11/15/2031	219,000	276,876
AT&T, Inc.:
5.35%, 9/1/2040 (c)	445,000	419,798
6.30%, 1/15/2038	165,000	173,871
6.55%, 2/15/2039	125,000	136,086
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (b)	180,000	240,174
Embarq Corp. 8.00%, 6/1/2036	100,000	108,591
France Telecom SA 8.50%, 3/1/2031	100,000	135,526
Telecom Italia Capital SA 7.72%, 6/4/2038 (a)	150,000	147,828
Telefonica Europe BV 8.25%, 9/15/2030	95,000	108,694
Verizon Communications, Inc.:
7.75%, 12/1/2030	220,000	273,290
8.95%, 3/1/2039	250,000	354,101
Vodafone Group PLC 6.15%, 2/27/2037	165,000	176,199

		2,764,332

TOTAL CORPORATE BONDS & NOTES —
(Cost $26,730,371)		27,736,299

	Shares
SHORT TERM INVESTMENTS — 5.1%
MONEY MARKET FUNDS — 5.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,069,038	1,069,038

See accompanying notes to financial statements.

79

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.18% (d)(f)	391,216	$391,216

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $1,460,254)		1,460,254

TOTAL INVESTMENTS — 102.7% (h)
(Cost $28,190,625)		29,196,553
OTHER ASSETS & LIABILITIES — (2.7)%		(767,453)

NET ASSETS — 100.0%		$28,429,100

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2010. Maturity date disclosed is the ultimate maturity.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.3% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

80

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 74.7%
AEROSPACE & DEFENSE — 0.5%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$2,900,000	$2,909,628

AIRLINES — 0.5%
UAL Corp. 4.50%, 6/30/2021	2,800,000	2,897,020

AUTOMOBILES — 1.9%
Ford Motor Co. 4.25%, 11/15/2016	3,600,000	7,192,800
Navistar International Corp. 3.00%, 10/15/2014	2,350,000	3,136,545

		10,329,345

BEVERAGES — 0.5%
Molson Coors Brewing Co. 2.50%, 7/30/2013 (a)	2,300,000	2,666,505

BIOTECHNOLOGY — 8.4%
Amgen, Inc.:
0.13%, 2/1/2011	9,450,000	9,388,140
0.38%, 2/1/2013	10,000,000	10,006,500
Amylin Pharmaceuticals, Inc. 3.00%, 6/15/2014	2,300,000	1,992,412
Cephalon, Inc.:
2.00%, 6/1/2015	3,250,000	4,565,958
2.50%, 5/1/2014 (a)	2,100,000	2,367,792
Gilead Sciences, Inc.:
0.50%, 5/1/2011	2,450,000	2,513,602
0.63%, 5/1/2013 (a)	2,650,000	2,925,865
1.00%, 5/1/2014 (b)	5,250,000	5,405,452
1.63%, 5/1/2016 (b)	5,250,000	5,461,050

		44,626,771

BUILDING PRODUCTS — 0.6%
Cemex SAB de CV 4.88%, 3/15/2015 (a)(b)	2,750,000	2,996,950

COMMERCIAL BANKS — 0.8%
National City Corp. 4.00%, 2/1/2011	4,500,000	4,498,650

COMMUNICATIONS EQUIPMENT — 1.0%
Alcatel-Lucent USA, Inc. Series B, 2.88%, 6/15/2025	3,800,000	3,605,691
Ciena Corp. 0.88%, 6/15/2017	2,050,000	1,677,078

		5,282,769

COMPUTERS & PERIPHERALS — 7.1%
EMC Corp.:
1.75%, 12/1/2011	6,900,000	9,963,600
1.75%, 12/1/2013	6,950,000	10,470,870
NetApp, Inc. 1.75%, 6/1/2013	4,650,000	8,248,496
SanDisk Corp.:
1.00%, 5/15/2013	4,570,000	4,451,568
1.50%, 8/15/2017	4,000,000	4,549,640

		37,684,174

CONTAINERS & PACKAGING — 0.6%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	2,936,000	2,963,364

ELECTRICAL EQUIPMENT — 0.4%
Suntech Power Holdings Co., Ltd. 3.00%, 3/15/2013	2,250,000	1,980,000

ENERGY EQUIPMENT & SERVICES — 1.8%
Cameron International Corp. 2.50%, 6/15/2026	2,050,000	2,972,152
Nabors Industries, Inc. 0.94%, 5/15/2011	6,400,000	6,397,670

		9,369,822

FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014 (a)	4,500,000	4,612,050

HEALTH CARE EQUIPMENT & SUPPLIES — 5.2%
Beckman Coulter, Inc. 2.50%, 12/15/2036	2,300,000	2,620,827
Hologic, Inc. 2.00%, 12/15/2037 (c)	5,200,000	4,885,774
Kinetic Concepts, Inc. 3.25%, 4/15/2015 (b)	2,550,000	2,685,711
Medtronic, Inc.:
1.50%, 4/15/2011	8,550,000	8,555,814
1.63%, 4/15/2013 (a)	9,000,000	9,065,250

		27,813,376

HEALTH CARE PROVIDERS & SERVICES — 1.0%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014	2,100,000	2,120,937
Omnicare, Inc.:
3.25%, 12/15/2035	935,000	857,964
3.75%, 12/15/2025	2,000,000	2,214,120

		5,193,021

HOTELS, RESTAURANTS & LEISURE — 1.8%
International Game Technology 3.25%, 5/1/2014 (a)	3,650,000	4,211,772
MGM Resorts International 4.25%, 4/15/2015 (a)(b)	4,750,000	5,202,675

		9,414,447

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. 2.00%, 5/15/2014	2,050,000	2,311,888

INDUSTRIAL CONGLOMERATES — 0.9%
Textron, Inc. 4.50%, 5/1/2013	2,600,000	4,947,800

INSURANCE — 1.0%
Vale Capital II 6.75%, 6/15/2012	55,900	5,414,474

INTERNET & CATALOG RETAIL — 0.6%
priceline.com, Inc. 1.25%, 3/15/2015 (b)	2,100,000	3,081,330

INTERNET SOFTWARE & SERVICES — 1.1%
VeriSign, Inc. 3.25%, 8/15/2037	5,000,000	5,628,750

See accompanying notes to financial statements.

81

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

IT SERVICES — 0.7%
Alliance Data Systems Corp. 1.75%, 8/1/2013 (a)	$3,450,000	$3,708,026

MACHINERY — 0.9%
Danaher Corp. Zero Coupon, 1/22/2021	3,450,000	4,718,772

MARINE — 0.5%
DryShips, Inc. 5.00%, 12/1/2014	2,750,000	2,809,840

MEDIA — 3.9%
Liberty Global, Inc. 4.50%, 11/15/2016 (a)	3,900,000	5,811,624
Liberty Media LLC:
3.13%, 3/30/2023	4,200,000	4,715,340
3.25%, 3/15/2031	2,200,000	1,522,400
Virgin Media, Inc. 6.50%, 11/15/2016	4,050,000	6,712,875
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	1,750,000	2,166,587

		20,928,826

METALS & MINING — 6.6%
Alcoa, Inc. 5.25%, 3/15/2014	2,300,000	5,685,784
AngloGold Ashanti, Holdings Finance PLC 3.50%, 5/22/2014 (b)	2,100,000	2,617,188
ArcelorMittal 5.00%, 5/15/2014	3,400,000	4,886,752
Goldcorp, Inc. 2.00%, 8/1/2014 (a)	3,450,000	4,240,774
Newmont Mining Corp.:
1.25%, 7/15/2014 (a)	2,250,000	3,223,238
1.63%, 7/15/2017	2,200,000	3,193,630
3.00%, 2/15/2012	2,100,000	2,914,800
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	1,850,000	1,907,350
United States Steel Corp. 4.00%, 5/15/2014 (a)	3,400,000	6,618,644

		35,288,160

OIL, GAS & CONSUMABLE FUELS — 6.4%
Chesapeake Energy Corp.:
2.25%, 12/15/2038	4,600,000	3,567,990
2.50%, 5/15/2037	8,300,000	7,382,925
Massey Energy Co. 3.25%, 8/1/2015 (a)	2,775,000	2,735,920
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	2,850,000	3,683,967
Transocean, Inc.:
Series B 1.50%, 12/15/2037 (a)	6,650,000	6,559,872
Series C 1.50%, 12/15/2037	6,850,000	6,629,820
Series A 1.63%, 12/15/2037 (a)	1,500,000	1,450,353
USEC, Inc. 3.00%, 10/1/2014	2,150,000	1,935,660

		33,946,507

PHARMACEUTICALS — 2.9%
Allergan, Inc. 1.50%, 4/1/2026 (a)	2,550,000	2,883,107
Mylan, Inc.:
1.25%, 3/15/2012 (a)	2,300,000	2,437,747
3.75%, 9/15/2015	2,650,000	4,575,225
Teva Pharmaceutical Finance Co. BV Series B 1.75%, 2/1/2026 (a)	3,350,000	3,644,967
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026	1,750,000	2,044,875

		15,585,921

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Annaly Capital Management, Inc. 4.00%, 2/15/2015 (a)	2,350,000	2,733,355
Boston Properties LP:
2.88%, 2/15/2037	2,750,000	2,788,005
3.63%, 2/15/2014 (b)	3,000,000	3,193,620
Host Hotels & Resorts LP 2.63%, 4/15/2027 (b)	2,200,000	2,196,080
ProLogis 2.25%, 4/1/2037 (a)	3,050,000	3,037,254
The Macerich Co. 3.25%, 3/15/2012 (b)	2,500,000	2,500,275

		16,448,589

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.4%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	4,100,000	4,121,525
Intel Corp.:
2.95%, 12/15/2035 (a)	6,250,000	6,219,687
3.25%, 8/1/2039 (a)	8,150,000	9,767,123
Linear Technology Corp. Series A 3.00%, 5/1/2027	3,400,000	3,601,552
Microchip Technology, Inc. 2.13%, 12/15/2037	4,750,000	5,802,600
Micron Technology, Inc. 1.88%, 6/1/2014	4,400,000	4,116,552
Xilinx, Inc.:
2.63%, 6/15/2017 (a)(b)	2,500,000	2,933,750
3.13%, 3/15/2037	2,550,000	2,651,490

		39,214,279

SOFTWARE — 3.3%
Microsoft Corp. Zero Coupon, 6/15/2013 (a)(b)	5,250,000	5,633,198
Salesforce.com, Inc. 0.75%, 1/15/2015 (b)	2,700,000	4,441,716
Symantec Corp.:
0.75%, 6/15/2011 (a)	3,400,000	3,521,040
1.00%, 6/15/2013 (a)	3,650,000	4,145,889

		17,741,843

TELECOMMUNICATIONS — 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)	500,000	516,377

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
NII Holdings, Inc. 3.13%, 6/15/2012	4,350,000	4,267,280
SBA Communications Corp.:
1.88%, 5/1/2013	2,150,000	2,428,855

See accompanying notes to financial statements.

82

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

4.00%, 10/1/2014	$2,100,000	$3,150,840

		9,846,975

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $363,964,661)		397,376,249

	Shares
CONVERTIBLE PREFERRED STOCKS — 24.3%
AUTOMOBILES — 6.6%
General Motors Co. 4.75%, 12/1/2013	431,000	23,321,410
Ford Motor Co. Capital Trust II 6.50%, 1/15/2032	232,918	12,079,127

		35,400,537

COMMERCIAL BANKS — 3.0%
Wells Fargo & Co. Series L 7.50%, 12/31/2049 (d)	16,200	16,208,910

DIVERSIFIED FINANCIAL SERVICES — 5.8%
Bank of America Corp. Series L 7.25%, 12/31/2049	13,565	12,981,298
Citigroup, Inc. 7.50%, 12/15/2012 (a)	129,179	17,657,478

		30,638,776

ELECTRIC UTILITIES — 1.4%
AES Trust III 6.75%, 10/15/2029	46,100	2,258,900
PPL Corp. 9.50%, 7/1/2013 (a)	93,274	5,127,272

		7,386,172

FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co. 6.25%, 6/1/2011 (a)	143,400	5,568,222
Bunge, Ltd. 4.88%, 12/31/2049	27,500	2,585,000

		8,153,222

HAND/MACHINE TOOLS — 0.6%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	30,400	3,312,962

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Alere, Inc. 3.00%, 12/31/2049 (a)(d)	9,334	2,324,166

INSURANCE — 1.1%
Hartford Financial Services Group, Inc. 7.25%, 4/1/2013 (a)	94,200	2,412,462
XL Group PLC 10.75%, 6/15/2010 (a)	108,900	3,393,324

		5,805,786

METALS & MINING — 0.7%
AngloGold Ashanti, Ltd. 6.00%, 9/15/2013	67,700	3,755,996

OIL, GAS & CONSUMABLE FUELS — 1.6%
Apache Corp. 6.00%, 8/1/2013 (a)	110,000	7,288,600
CenterPoint Energy, Inc. 0.30%, 9/15/2029 (e)	30,500	973,148

		8,261,748

PIPELINES — 0.7%
El Paso Corp. 4.99%, 12/31/2049 (d)(f)	3,200	3,744,000

THRIFTS & MORTGAGE FINANCE — 0.3%
Federal National Mortgage Association 5.38%, 12/31/2049 (d)	25	30,000
Sovereign Capital Trust IV 4.38%, 3/1/2034	37,300	1,492,000

		1,522,000

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017	3,500	3,101,000

TOTAL CONVERTIBLE PREFERRED STOCKS — (g)
(Cost $117,974,100)		129,615,275

COMMON STOCKS — 0.0% (h)
THRIFTS & MORTGAGE FINANCE — 0.0% (h)
Federal National Mortgage Association (a)(d) (Cost $110,270)	100,000	30,000

SHORT TERM INVESTMENTS — 13.9%
MONEY MARKET FUNDS — 13.9%
State Street Navigator Securities Lending Prime Portfolio (i)(j)	60,198,425	60,198,425
State Street Institutional Liquid Reserves Fund 0.18% (i)(k)	13,859,879	13,859,879

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $74,058,304)		74,058,304

TOTAL INVESTMENTS — 112.9% (l)
(Cost $556,107,335)		601,079,828
OTHER ASSETS & LIABILITIES — (12.9)%		(68,834,413)

NET ASSETS — 100.0%		$532,245,415

See accompanying notes to financial statements.

83

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.1% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2010. Maturity date disclosed is the ultimate maturity.
(d)	Non-income producing security.
(e)	Variable-rate security. Rate shown is rate in effect at December 31, 2010. Maturity date disclosed is the ultimate maturity.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Amount represents 0.7% of net assets.
(g)	Value determined based on Level 1 inputs. (Note 2)
(h)	Amount shown represents less than 0.05% of net assets.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(j)	Investments of cash collateral for securities loaned.
(k)	The rate shown is the annualized seven-day yield at period end.
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

84

SPDR Barclays Capital Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.8%
Fannie Mae
4.00%, 15yr TBA	$500,000	$514,922
4.00%, 30yr TBA	2,000,000	1,990,000
4.50%, 15yr TBA	750,000	786,328
4.50%, 30yr TBA	2,000,000	2,053,125
5.00%, 15yr TBA	900,000	955,406
5.00%, 30yr TBA	3,000,000	3,154,219
5.50%, 15yr TBA	500,000	538,594
5.50%, 30yr TBA	2,000,000	2,140,937
6.00%, 30yr TBA	950,000	1,032,531
6.50%, 30yr TBA	500,000	555,469
Freddie Mac
4.00%, 15yr TBA	1,000,000	1,027,656
4.50%, 15yr TBA	500,000	522,656
4.50%, 30yr TBA	2,800,000	2,870,000
5.00%, 30yr TBA	1,750,000	1,835,313
5.50%, 30yr TBA	2,800,000	2,985,281
6.00%, 30yr TBA	2,000,000	2,166,875
6.50%, 30yr TBA	400,000	443,125
Ginnie Mae
4.00%, 2/15/2040	99,108	100,013
4.00%, 30yr TBA	275,000	276,977
4.50%, 30yr TBA	2,200,000	2,284,562
5.00%, 30yr TBA	2,000,000	2,126,875
5.50%, 30yr TBA	850,000	919,195
6.00%, 30yr TBA	500,000	550,000
6.50%, 30yr TBA	250,000	281,798

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $32,280,577)		32,111,857

	Shares
SHORT TERM INVESTMENT — 101.3%
MONEY MARKET FUND — 101.3%
State Street Institutional Liquid Reserves Fund 0.18% (a)(b)(c)(d) (Cost $32,597,032)	32,597,032	32,597,032

TOTAL INVESTMENTS — 201.1% (e)
(Cost $64,877,609)		64,708,889
OTHER ASSETS & LIABILITIES — (101.1)%		(32,533,884)

NET ASSETS — 100.0%		$32,175,005

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
TBA = To Be Announced

See accompanying notes to financial statements.

85

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 23.7%
ADVERTISING — 0.0% (a)
Omnicom Group, Inc. 4.45%, 8/15/2020	$35,000	$34,053

AEROSPACE & DEFENSE — 0.3%
General Dynamics Corp. 5.25%, 2/1/2014	220,000	242,216
The Boeing Co. 6.13%, 2/15/2033	165,000	180,337
United Technologies Corp.:
4.50%, 4/15/2020	60,000	62,761
5.70%, 4/15/2040	60,000	64,963

		550,277

AIR FREIGHT & LOGISTICS — 0.1%
United Parcel Service, Inc. 6.20%, 1/15/2038	100,000	114,437

AIRLINES — 0.1%
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019 (b)	100,000	100,250

BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/2020	235,000	254,229
Bottling Group LLC 6.95%, 3/15/2014	200,000	230,152
Diageo Capital PLC 5.75%, 10/23/2017	250,000	282,941
PepsiCo, Inc. 4.50%, 1/15/2020 (b)	100,000	104,969
The Coca-Cola Co.:
0.75%, 11/15/2013	100,000	98,323
1.50%, 11/15/2015	100,000	95,777
3.15%, 11/15/2020	70,000	65,490

		1,131,881

BIOTECHNOLOGY — 0.1%
Amgen, Inc.:
4.50%, 3/15/2020	50,000	51,814
5.75%, 3/15/2040	55,000	58,232
Life Technologies Corp. 6.00%, 3/1/2020	100,000	107,625

		217,671

CAPITAL MARKETS — 0.9%
BlackRock, Inc. 3.50%, 12/10/2014 (b)	200,000	206,973
Svensk Exportkredit AB 5.13%, 3/1/2017	205,000	228,249
The Bank of New York Mellon Corp. 4.95%, 11/1/2012 (b)	230,000	245,593
The Goldman Sachs Group, Inc.:
3.25%, 6/15/2012 (b)	205,000	212,973
5.35%, 1/15/2016	405,000	437,118
5.95%, 1/15/2027	595,000	591,976

		1,922,882

CHEMICALS — 0.2%
Praxair, Inc. 2.13%, 6/14/2013	100,000	101,871
The Dow Chemical Co. 8.55%, 5/15/2019	330,000	411,779

		513,650

COMMERCIAL BANKS — 3.9%
Asian Development Bank 2.75%, 5/21/2014	205,000	213,585
Bank of Nova Scotia 2.38%, 12/17/2013	100,000	102,387
Barclays Bank PLC:
3.90%, 4/7/2015 (b)	150,000	154,368
5.13%, 1/8/2020	100,000	102,327
BB&T Corp. 3.95%, 4/29/2016	100,000	103,822
Deutsche Bank AG 6.00%, 9/1/2017	250,000	279,706
E.I. du Pont de Nemours & Co. 5.25%, 12/15/2016 (b)	255,000	283,663
European Investment Bank:
2.00%, 2/10/2012 (b)	840,000	853,284
2.38%, 3/14/2014 (b)	545,000	561,191
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	203,781
5.88%, 1/14/2015	205,000	222,121
HSBC Bank USA NA 4.63%, 4/1/2014 (b)	370,000	385,972
Inter-American Development Bank 5.13%, 9/13/2016	405,000	461,088
International Bank for Reconstruction & Development:
2.00%, 4/2/2012	150,000	152,849
2.38%, 5/26/2015	200,000	204,217
4.75%, 2/15/2035	80,000	82,030
JPMorgan Chase & Co.:
2.20%, 6/15/2012	310,000	317,392
6.40%, 5/15/2038	205,000	234,134
JPMorgan Chase Bank NA 6.00%, 10/1/2017	555,000	613,015
Key Bank NA 5.80%, 7/1/2014 (b)	205,000	219,262
Kreditanstalt fuer Wiederaufbau:
4.00%, 10/15/2013	720,000	774,421
4.50%, 7/16/2018	215,000	234,621
Landwirtschaftliche Rentenbank 3.13%, 7/15/2015 (b)	200,000	207,997
Nordic Investment Bank 2.50%, 7/15/2015	100,000	102,056
Oesterreichische Kontrollbank AG 4.75%, 10/16/2012 (b)	205,000	219,302
PNC Funding Corp. 5.13%, 2/8/2020 (b)	150,000	155,753
SunTrust Bank/Atlanta GA:
5.00%, 9/1/2015	16,000	16,595
7.25%, 3/15/2018	60,000	65,227
The Royal Bank Of Scotland Plc 3.40%, 8/23/2013 (b)	100,000	101,015
US Bancorp 1.38%, 9/13/2013	100,000	99,415
Wachovia Bank NA 5.85%, 2/1/2037 (b)	275,000	275,004

See accompanying notes to financial statements.

86

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Wachovia Corp. 5.63%, 10/15/2016	$200,000	$218,100
Wells Fargo & Co. 5.63%, 12/11/2017	150,000	166,531
Wells Fargo Bank NA 4.75%, 2/9/2015	245,000	258,393

		8,644,624

COMMERCIAL SERVICES & SUPPLIES — 0.2%
R.R. Donnelley & Sons Co. 5.50%, 5/15/2015	100,000	103,500
Republic Services, Inc. 5.00%, 3/1/2020 (b)	100,000	104,989
Waste Management, Inc. 7.38%, 3/11/2019	100,000	120,780

		329,269

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc. 5.50%, 2/22/2016	240,000	272,865

COMPUTERS & PERIPHERALS — 0.3%
Dell, Inc. 2.30%, 9/10/2015 (b)	100,000	97,110
Hewlett-Packard Co. 6.13%, 3/1/2014	200,000	223,461
International Business Machines Corp.:
5.70%, 9/14/2017	210,000	240,022
5.88%, 11/29/2032	165,000	182,921

		743,514

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	110,000	117,774

DIVERSIFIED FINANCIAL SERVICES — 6.1%
American Express Co. 8.13%, 5/20/2019	150,000	188,175
American Express Credit Corp. 5.88%, 5/2/2013	265,000	288,334
Bank of America Corp.:
Series L 2.10%, 4/30/2012	205,000	209,318
Series L 3.13%, 6/15/2012	410,000	425,236
Bank of America NA 5.30%, 3/15/2017	785,000	795,121
BP Capital Markets PLC 3.13%, 3/10/2012	100,000	102,127
Capital One Financial Corp. 8.88%, 5/15/2040	155,000	160,425
Citigroup Funding, Inc. 0.21%, 5/5/2011 (b)	5,300,000	5,300,212
Citigroup, Inc. 5.63%, 8/27/2012	925,000	973,887
Credit Suisse USA, Inc. 6.50%, 1/15/2012	585,000	618,172
General Electric Capital Corp.:
2.25%, 11/9/2015 (b)	200,000	191,392
2.63%, 12/28/2012	530,000	549,688
5.25%, 10/19/2012	405,000	432,992
5.63%, 5/1/2018	485,000	528,080
6.75%, 3/15/2032 (b)	240,000	270,775
JPMorgan Chase & Co. 4.25%, 10/15/2020	150,000	147,005
Merrill Lynch & Co., Inc. 6.88%, 4/25/2018	580,000	632,774
Morgan Stanley:
6.00%, 5/13/2014 (b)	560,000	603,812
6.63%, 4/1/2018	390,000	426,771
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	270,479
Nomura Holdings, Inc.:
5.00%, 3/4/2015	70,000	72,625
6.70%, 3/4/2020	21,000	22,169
Toyota Motor Credit Corp. 1.38%, 8/12/2013 (b)	100,000	100,200
UBS AG of Stamford, CT 2.25%, 8/12/2013 (b)	250,000	252,685

		13,562,454

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
British Telecommunications PLC 9.88%, 12/15/2030	100,000	132,645
Deutsche Telekom International Finance BV 6.75%, 8/20/2018 (b)	210,000	247,607
Qwest Corp. 8.38%, 5/1/2016 (b)	15,000	17,763
Verizon Communications, Inc. 6.40%, 2/15/2038	300,000	328,818

		726,833

ELECTRIC UTILITIES — 1.3%
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	103,336
Duke Energy Carolinas LLC 7.00%, 11/15/2018	620,000	758,408
Florida Power & Light Co. 5.69%, 3/1/2040	65,000	69,246
Georgia Power Co. 4.75%, 9/1/2040	100,000	92,524
Northern States Power Co/MN:
1.95%, 8/15/2015	100,000	97,766
4.85%, 8/15/2040 (b)	100,000	95,468
Pacific Gas & Electric Co. 4.80%, 3/1/2014	630,000	677,537
Progress Energy, Inc. 7.75%, 3/1/2031	255,000	319,312
PSEG Power LLC 5.13%, 4/15/2020 (b)	80,000	83,117
San Diego Gas & Electric Co. 6.13%, 9/15/2037	115,000	130,262
Virginia Electric and Power Co. 5.10%, 11/30/2012 (b)	360,000	387,200

		2,814,176

FOOD & STAPLES RETAILING — 0.4%
CVS Caremark Corp. 6.25%, 6/1/2027	150,000	163,767
Safeway, Inc. 5.63%, 8/15/2014	215,000	237,619

See accompanying notes to financial statements.

87

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Target Corp. 7.00%, 1/15/2038	$220,000	$272,320
Wal-Mart Stores, Inc. 5.88%, 4/5/2027	200,000	223,353

		897,059

FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	242,461
General Mills, Inc. 5.70%, 2/15/2017	305,000	342,500
Kraft Foods, Inc. 6.50%, 2/9/2040	100,000	112,073

		697,034

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc. 6.25%, 12/1/2037 (b)	155,000	177,210
Covidien International Finance SA 2.80%, 6/15/2015	100,000	100,777

		277,987

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc. 6.25%, 6/15/2014	205,000	228,251
UnitedHealth Group, Inc. 6.00%, 2/15/2018	200,000	223,859
WellPoint, Inc. 5.80%, 8/15/2040	55,000	55,233

		507,343

HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald’s Corp. 5.35%, 3/1/2018	210,000	236,071

HOUSEHOLD DURABLES — 0.0% (a)
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	98,823

HOUSEHOLD PRODUCTS — 0.2%
Fortune Brands, Inc. 6.38%, 6/15/2014	100,000	107,880
Kimberly-Clark Corp. 5.00%, 8/15/2013	115,000	125,630
The Procter & Gamble Co. 5.55%, 3/5/2037	100,000	107,981

		341,491

INDUSTRIAL CONGLOMERATES — 0.1%
3M Co. 4.38%, 8/15/2013 (b)	100,000	108,314
Cooper US, Inc. 3.88%, 12/15/2020	50,000	48,871
Tyco International Finance SA 3.38%, 10/15/2015 (b)	100,000	102,044

		259,229

INSURANCE — 1.0%
Aflac, Inc. 3.45%, 8/15/2015 (b)	100,000	101,865
American International Group, Inc. 5.45%, 5/18/2017	640,000	644,966
Berkshire Hathaway Finance Corp. 5.00%, 8/15/2013 (b)	215,000	234,583
CNA Financial Corp. 7.35%, 11/15/2019	100,000	109,146
Genworth Financial, Inc. 7.70%, 6/15/2020	100,000	104,399
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	99,747
6.63%, 3/30/2040	100,000	100,965
Lincoln National Corp. 6.30%, 10/9/2037	100,000	99,995
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	107,592
MetLife, Inc. 5.70%, 6/15/2035	405,000	407,682
Prudential Financial, Inc. 3.88%, 1/14/2015	135,000	138,609
The Allstate Corp. 5.95%, 4/1/2036	165,000	173,903

		2,323,452

INTERNET SOFTWARE & SERVICES — 0.0% (a)
eBay, Inc. 0.88%, 10/15/2013	35,000	34,549

MACHINERY — 0.3%
Caterpillar Financial Services Corp. 7.15%, 2/15/2019 (b)	220,000	270,665
Caterpillar, Inc. 6.05%, 8/15/2036	165,000	186,001
John Deere Capital Corp. 2.80%, 9/18/2017	100,000	97,111

		553,777

MEDIA — 0.9%
CBS Corp. 8.20%, 5/15/2014	210,000	244,650
Comcast Corp.:
6.40%, 5/15/2038	210,000	224,171
6.50%, 1/15/2017	330,000	378,555
DIRECTV Holdings LLC 5.20%, 3/15/2020	65,000	67,382
NBC Universal, Inc.:
3.65%, 4/30/2015 (c)	75,000	76,614
5.15%, 4/30/2020 (c)	35,000	36,300
News America, Inc. 6.15%, 3/1/2037	240,000	249,580
Time Warner Cable, Inc. 5.85%, 5/1/2017	330,000	365,709
Time Warner, Inc. 7.70%, 5/1/2032	240,000	292,029
Viacom, Inc. 6.25%, 4/30/2016	100,000	113,605

		2,048,595

METALS & MINING — 0.4%
Alcoa, Inc. 5.38%, 1/15/2013	215,000	228,438
ArcelorMittal 5.38%, 6/1/2013	100,000	106,343

See accompanying notes to financial statements.

88

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Rio Tinto Finance USA, Ltd. 1.88%, 11/2/2015	$300,000	$288,000
Vale Overseas, Ltd. 6.88%, 11/21/2036	330,000	358,525

		981,306

MULTI-UTILITIES — 0.1%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036 (b)	255,000	274,780

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 5.65%, 5/15/2013	280,000	304,257

OIL, GAS & CONSUMABLE FUELS — 1.9%
Anadarko Petroleum Corp. 5.95%, 9/15/2016 (b)	130,000	138,951
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	405,000	449,440
Conoco, Inc. 6.95%, 4/15/2029	100,000	122,508
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016 (b)	730,000	834,686
Enterprise Products Operating LLC 5.20%, 9/1/2020	200,000	206,838
Hess Corp. 5.60%, 2/15/2041	100,000	99,280
Kinder Morgan Energy Partners LP 5.80%, 3/15/2035 (b)	175,000	165,233
Occidental Petroleum Corp. 2.50%, 2/1/2016	100,000	99,599
Pemex Project Funding Master Trust 6.63%, 6/15/2035	115,000	116,222
Petro-Canada 5.95%, 5/15/2035	100,000	102,870
Petrobras International Finance Co.:
5.75%, 1/20/2020	105,000	108,837
6.88%, 1/20/2040	105,000	109,976
Shell International Finance BV 6.38%, 12/15/2038	220,000	259,346
Southern Natural Gas Co. 5.90%, 4/1/2017 (c)	580,000	612,325
TransCanada PipeLines, Ltd.:
6.10%, 6/1/2040	100,000	109,010
6.50%, 8/15/2018	100,000	117,834
Transocean, Inc. 6.00%, 3/15/2018	55,000	57,598
Valero Energy Corp. 6.13%, 2/1/2020	65,000	68,326
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	249,557
Williams Partners LP 5.25%, 3/15/2020	110,000	113,196

		4,141,632

PHARMACEUTICALS — 0.9%
Abbott Laboratories 5.13%, 4/1/2019	400,000	440,967
AstraZeneca PLC 6.45%, 9/15/2037	75,000	88,939
Eli Lilly & Co. 5.20%, 3/15/2017	225,000	250,753
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	155,000	182,704
Novartis Capital Corp. 1.90%, 4/24/2013	160,000	162,412
Pfizer, Inc. 6.20%, 3/15/2019	135,000	159,487
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	357,081
Wyeth 5.95%, 4/1/2037	240,000	266,354

		1,908,697

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Duke Realty LP 6.75%, 3/15/2020 (b)	25,000	27,224
Simon Property Group LP 4.20%, 2/1/2015 (b)	300,000	315,927
Vornado Realty LP 4.25%, 4/1/2015	100,000	100,714

		443,865

ROAD & RAIL — 0.3%
CSX Corp. 6.15%, 5/1/2037	165,000	175,058
Norfolk Southern Corp. 7.70%, 5/15/2017	330,000	402,129
Union Pacific Corp. 6.13%, 2/15/2020	100,000	114,508

		691,695

SOFTWARE — 0.2%
Microsoft Corp. 3.00%, 10/1/2020	200,000	188,560
Oracle Corp.:
5.75%, 4/15/2018 (b)	200,000	226,603
6.13%, 7/8/2039	100,000	111,279

		526,442

SPECIALTY RETAIL — 0.3%
Staples, Inc. 9.75%, 1/15/2014	100,000	120,715
The Home Depot, Inc. 5.40%, 3/1/2016	405,000	449,872

		570,587

TOBACCO — 0.3%
Altria Group, Inc. 9.70%, 11/10/2018	200,000	262,677
Philip Morris International, Inc. 4.88%, 5/16/2013	280,000	302,325
Reynolds American, Inc. 7.63%, 6/1/2016	100,000	116,098

		681,100

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
AT&T Corp. 8.00%, 11/15/2031	16,000	20,228
AT&T, Inc. 5.35%, 9/1/2040 (c)	320,000	301,877

See accompanying notes to financial statements.

89

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Cellco Partnership / Verizon Wireless Capital LLC 5.55%, 2/1/2014	$100,000	$109,574
Embarq Corp. 7.08%, 6/1/2016	165,000	182,648
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	255,000	278,643
Telecom Italia Capital 5.25%, 10/1/2015	200,000	204,499
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	215,281
Verizon Global Funding Corp. 6.88%, 6/15/2012	405,000	438,067
Vodafone Group PLC 5.63%, 2/27/2017	240,000	267,254

		2,018,071

TOTAL CORPORATE BONDS & NOTES —
(Cost $49,890,963)		52,614,452

FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Brazilian Government International Bond:
7.88%, 3/7/2015	100,000	119,150
11.00%, 8/17/2040	150,000	201,375
Export Development Canada 2.25%, 5/28/2015	200,000	202,739
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	477,900
Japan Finance Corp. 1.50%, 7/6/2012	150,000	151,867
Panama Government International Bond:
5.20%, 1/30/2020	50,000	52,828
6.70%, 1/26/2036	50,000	55,468
Province of Ontario 4.95%, 6/1/2012	455,000	482,316
Province of Quebec 7.50%, 9/15/2029	455,000	622,387
Republic of Italy 5.63%, 6/15/2012	490,000	515,266
Republic of Peru 7.13%, 3/30/2019	100,000	119,000
Republic of South Africa 5.50%, 3/9/2020	100,000	106,000
United Mexican States 5.63%, 1/15/2017	880,000	970,420

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $3,927,729)		4,076,716

U.S. GOVERNMENT AGENCY MBS TBA — 31.9%
Fannie Mae
4.00%, 30yr TBA	3,500,000	3,482,500
4.50%, 30yr TBA	6,000,000	6,159,375
4.50%, 15yr TBA	1,500,000	1,572,656
5.00%, 15yr TBA	2,000,000	2,123,125
5.50%, 30yr TBA	11,000,000	11,775,156
6.00%, 30yr TBA	1,500,000	1,630,312
6.50%, 30yr TBA	2,000,000	2,221,875
Freddie Mac
4.00%, 15yr TBA	2,000,000	2,055,312
4.50%, 15yr TBA	2,000,000	2,090,625
4.50%, 30yr TBA	5,000,000	5,125,000
5.00%, 30yr TBA	10,500,000	11,011,875
5.50%, 15yr TBA	1,000,000	1,072,188
6.00%, 30yr TBA	6,000,000	6,500,625
Ginnie Mae
4.00%, 30yr TBA	500,000	503,594
4.50%, 30yr TBA	4,800,000	4,984,500
5.00%, 30yr TBA	3,600,000	3,828,375
5.50%, 30yr TBA	2,200,000	2,379,094
6.00%, 30yr TBA	1,200,000	1,320,000
6.50%, 30yr TBA	1,000,000	1,127,188

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $71,167,202)		70,963,375

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
Fannie Mae
2.50%, 5/15/2014 (b)	1,435,000	1,487,301
4.00%, 1/20/2017	250,000	250,461
5.00%, 5/11/2017 (b)	1,210,000	1,365,291
6.00%, 6/1/2017	511,070	554,056
7.13%, 1/15/2030 (b)	525,000	695,867
Federal Farm Credit Bank
0.79%, 9/27/2012	100,000	99,931
1.88%, 12/7/2012 (b)	775,000	792,469
Federal Home Loan Bank
0.50%, 8/23/2012	200,000	199,466
0.55%, 12/3/2012	200,000	199,470
0.63%, 11/23/2012	200,000	199,612
0.70%, 5/22/2013	100,000	99,463
0.80%, 11/18/2013	100,000	98,965
0.88%, 12/27/2013 (b)	250,000	247,903
4.75%, 12/16/2016 (b)	500,000	559,577
5.00%, 11/17/2017 (b)	300,000	340,431
5.13%, 8/14/2013 (b)	1,510,000	1,670,583
Federal Home Loan Mortgage Corp.
0.63%, 12/3/2012	100,000	99,660
1.00%, 7/26/2012	100,000	100,056
1.00%, 12/9/2013	100,000	99,072
1.30%, 7/26/2013 (b)	100,000	99,946
1.35%, 3/28/2014	100,000	99,383
1.50%, 10/28/2013	100,000	99,980
1.75%, 6/15/2012 (b)	600,000	610,539
4.13%, 9/27/2013 (b)	500,000	540,783
4.38%, 7/17/2015	500,000	550,477
Federal National Mortgage Association
0.50%, 10/30/2012	500,000	498,510
0.88%, 12/28/2012	100,000	99,913
1.00%, 11/29/2013	100,000	99,068
1.00%, 4/25/2014	100,000	98,442
1.13%, 7/30/2012	500,000	504,301
1.13%, 10/8/2013	100,000	99,604
1.25%, 7/29/2013	100,000	99,962
1.25%, 8/23/2013	100,000	99,855
1.40%, 1/6/2014	100,000	99,791
1.50%, 11/23/2015	100,000	96,737
1.55%, 10/27/2015	100,000	97,119

See accompanying notes to financial statements.

90

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

2.00%, 9/30/2015	$100,000	$99,116
2.25%, 3/28/2016	100,000	98,529
2.35%, 9/23/2016	100,000	98,458
Freddie Mac
2.13%, 3/23/2012 (b)	840,000	857,309
5.00%, 4/18/2017 (b)	723,000	815,433
Ginnie Mae 4.00%, 6/15/2040	246,429	248,679
Tennessee Valley Authority
4.75%, 8/1/2013	100,000	109,461
5.25%, 9/15/2039	200,000	210,978

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $15,231,210)		15,592,007

U.S. TREASURY OBLIGATIONS — 33.5%
Treasury Bonds
4.38%, 5/15/2040 (b)	2,500,000	2,512,700
4.50%, 8/15/2039	2,300,000	2,362,767
5.38%, 2/15/2031 (b)	600,000	700,776
6.25%, 5/15/2030 (b)	500,000	642,840
6.88%, 8/15/2025 (b)	750,000	1,002,202
7.13%, 2/15/2023 (b)	500,000	671,525
7.50%, 11/15/2016	515,000	661,914
8.75%, 8/15/2020	1,130,000	1,651,371
8.88%, 8/15/2017	713,000	990,364
Treasury Notes
0.38%, 8/31/2012	500,000	499,090
0.38%, 10/31/2012 (b)	1,500,000	1,495,455
0.50%, 11/15/2013 (b)	2,000,000	1,974,080
0.63%, 6/30/2012 (b)	1,000,000	1,002,910
0.75%, 5/31/2012 (b)	2,500,000	2,511,525
1.38%, 2/15/2012	2,000,000	2,022,120
1.38%, 5/15/2012 (b)	4,475,000	4,533,354
1.38%, 9/15/2012	1,000,000	1,014,630
1.38%, 1/15/2013 (b)	5,500,000	5,583,655
1.38%, 5/15/2013	300,000	304,353
1.88%, 6/30/2015 (b)	1,750,000	1,756,965
1.88%, 9/30/2017	1,500,000	1,428,720
2.38%, 10/31/2014 (b)	2,555,000	2,645,166
2.63%, 2/29/2016	1,500,000	1,539,675
2.63%, 8/15/2020 (b)	2,500,000	2,369,775
2.75%, 10/31/2013 (b)	2,565,000	2,696,662
2.75%, 11/30/2016 (b)	4,380,000	4,471,367
2.75%, 5/31/2017 (b)	300,000	303,930
3.13%, 8/31/2013 (b)	3,445,000	3,655,214
3.13%, 10/31/2016 (b)	3,655,000	3,812,933
3.13%, 5/15/2019 (b)(d)	5,500,000	5,558,080
3.38%, 11/15/2019 (b)	1,000,000	1,020,660
3.50%, 5/15/2020 (b)	600,000	614,550
4.00%, 11/15/2012 (b)	1,500,000	1,597,080
4.00%, 2/15/2014 (b)	2,800,000	3,051,524
4.13%, 5/15/2015 (b)	1,000,000	1,101,500
4.63%, 2/29/2012	1,000,000	1,048,720
4.75%, 8/15/2017 (b)	2,425,000	2,750,265
5.13%, 5/15/2016 (b)	810,000	933,347

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $73,991,629)		74,493,764

COMMERCIAL MORTGAGE BACKED SECURITIES — 2.6%
Bank of America Commercial Mortgage, Inc. 5.66%, 6/10/2049 (e)	250,000	259,331
Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (e)	550,000	579,357
Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	399,548
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	412,011
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (e)	250,000	262,868
GS Mortgage Securities Corp. II:
5.40%, 8/10/2038 (e)	250,000	268,188
5.55%, 4/10/2038 (e)	250,000	267,488
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.87%, 3/15/2046	250,000	257,636
4.88%, 1/12/2038 (e)	250,000	264,635
5.44%, 6/12/2047	510,000	530,646
5.81%, 6/12/2043 (e)	500,000	534,978
LB-UBS Commercial Mortgage Trust:
4.37%, 3/15/2036	450,000	463,980
5.11%, 6/15/2029 (e)	250,000	258,960
Morgan Stanley Capital I:
5.51%, 11/12/2049 (e)	475,000	508,944
5.61%, 4/15/2049	205,000	211,328
Wachovia Bank Commercial Mortgage Trust 4.96%, 11/15/2035 (e)	250,000	266,189

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $4,553,338)		5,746,087

ASSET BACKED — 0.4%
AUTOMOBILES — 0.0% (a)
USAA Auto Owner Trust 2.53%, 7/15/2015	40,000	41,084

CREDIT CARD RECEIVABLES — 0.4%
Capital One Multi-Asset Execution Trust 5.05%, 2/15/2016	245,000	264,868
Citibank Credit Card Issuance Trust::
4.90%, 6/23/2016	200,000	219,490
5.35%, 2/7/2020	295,000	330,819

		815,177

TOTAL ASSET BACKED —
(Cost $784,900)		856,261

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.1%
California, State General Obligation:
5.95%, 4/1/2016	35,000	36,691
7.30%, 10/1/2039	200,000	201,420

See accompanying notes to financial statements.

91

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	$50,000	$47,552

		285,663

CONNECTICUT — 0.1%
State of Connecticut 5.09%, 10/1/2030	100,000	94,479

GEORGIA — 0.1%
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	197,366

ILLINOIS — 0.1%
Illinois, State General Obligation:
4.07%, 1/1/2014	100,000	100,674
5.10%, 6/1/2033	200,000	149,634

		250,308

MASSACHUSETTS — 0.0% (a)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	93,244

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	97,648
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	79,403

		177,051

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	65,000	62,675
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	96,275
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	78,585

		237,535

OHIO — 0.0% (a)
Ohio State University 4.91%, 6/1/2040	100,000	90,535

PENNSYLVANIA — 0.1%
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	90,244
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	66,500

		156,744

TEXAS — 0.1%
Texas, State Transportation Commission, Revenue Series B 5.18%, 4/1/2030	100,000	99,066

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,770,725)		1,681,991

	Shares
SHORT TERM INVESTMENTS — 50.9%
MONEY MARKET FUNDS — 50.9%
State Street Institutional Liquid Reserves Fund 0.18% (d)(f)(g)	68,173,639	68,173,639
State Street Navigator Securities Lending Prime Portfolio (f)(h)	45,119,436	45,119,436

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $113,293,075)		113,293,075

TOTAL INVESTMENTS — 152.6% (j)
(Cost $334,610,771)		339,317,728
OTHER ASSETS & LIABILITIES — (52.6)%		(116,959,187)

NET ASSETS — 100.0%		$222,358,541

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Security, or portion thereof, was on loan as of December 31, 2010.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security or a portion thereof, has been designated as collateral for TBA securities.
(e)	Variable Rate Security. Rate shown is rate in effect at December 31, 2010. Maturity date disclosed is the ultimate maturity.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Investments of cash collateral for securities loaned.
(i)	Value determined based on Level 1 inputs. (Note 2)
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
TBA = To Be Announced

See accompanying notes to financial statements.

92

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.4%
ALABAMA — 0.4%
Alabama, Auburn University, General Fee Revenue 5.00%, 6/1/2038 (a)	$2,200,000	$2,170,806
Alabama, Public School & College Authority 5.00%, 12/1/2023	1,500,000	1,576,740

		3,747,546

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	2,779,176

ARIZONA — 3.3%
Arizona, Salt River Project, Agricultural Improvement & Power District:
Series A 5.00%, 1/1/2016	500,000	572,415
Series A 5.00%, 1/1/2027	2,500,000	2,593,975
Series A 5.00%, 1/1/2033	5,000,000	4,993,350
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2021	1,500,000	1,608,885
Arizona, State Transportation Board, Highway Revenue Series A 5.00%, 7/1/2028	7,145,000	7,337,986
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	4,856,200
Maricopa County, AZ, Community College District, General Obligation Series C 3.00%, 7/1/2022	2,000,000	1,853,920
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Senior Lien 5.50%, 7/1/2019	1,000,000	1,144,920
Phoenix, AZ, General Obligation Series A 5.00%, 7/1/2017	1,000,000	1,147,600
Pima County, AZ, Industrial Development Authority, Lease Revenue 5.00%, 9/1/2039	2,000,000	1,794,220

		27,903,471

CALIFORNIA — 11.5%
Anaheim, CA, Public Financing Authority, Revenue 4.50%, 10/1/2037 (a)	4,000,000	3,352,000
Azusa, CA, Public Financing Authority, Revenue 5.00%, 7/1/2039 (a)	1,200,000	1,140,612
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	11,083,200
Series AG 5.00%, 12/1/2025	5,760,000	6,103,584
California, State University Revenue:
Series D 4.50%, 11/1/2037	3,120,000	2,636,650
Series A 4.50%, 11/1/2044 (a)	6,090,000	5,080,156
Series A 5.00%, 11/1/2037 (a)	1,000,000	953,110
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2033	4,035,000	3,939,169
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	4,475,000	4,608,623
Los Angeles, CA, Community College District, General Obligation:
Series A 5.00%, 8/1/2027	1,000,000	1,007,200
Series A 5.00%, 8/1/2032	1,345,000	1,306,910
Los Angeles, CA, Unified School District:
Series B 4.75%, 7/1/2019 (a)	3,485,000	3,681,206
Series B 5.00%, 7/1/2016	1,500,000	1,696,965
5.00%, 7/1/2018	330,000	366,260
Series A 5.00%, 7/1/2018 (a)	1,100,000	1,194,325
Series H 5.00%, 7/1/2021 (a)	2,695,000	2,833,523
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2029	1,000,000	1,006,090
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,010,054
Palomar, CA, Community College District Series A 4.75%, 5/1/2032	3,000,000	2,677,350
San Diego, CA, Unified School District Series A Zero Coupon, 7/1/2025	485,000	207,687
San Diego, CA, Unified School District Election of 1998 Series G-1 4.50%, 7/1/2029 (a)	5,000,000	4,548,950
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028	2,000,000	673,640
San Francisco, CA, Bay Area Rapid Transit District:
Series B 5.00%, 8/1/2022	1,500,000	1,619,160
Series B 5.00%, 8/1/2032	1,600,000	1,620,496
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
Series F 5.00%, 4/1/2031	7,275,000	7,192,283
5.13%, 4/1/2047	655,000	632,481
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2031 (a)	1,000,000	887,840
Series A 4.75%, 11/1/2036 (a)	3,000,000	2,695,710
5.00%, 6/15/2027	500,000	504,545
San Francisco, CA, Community College District Series B 5.00%, 6/15/2028 (a)	5,225,000	5,320,722
San Francisco, CA, Unified School District Series A 3.00%, 6/15/2027	1,000,000	751,360
University of California, Revenue:
Series J 4.50%, 5/15/2031 (a)	4,305,000	3,826,628
Series J 4.50%, 5/15/2035 (a)	3,000,000	2,570,640
Series B 5.00%, 5/15/2021	1,200,000	1,330,008
Series S 5.00%, 5/15/2040	1,000,000	964,160

See accompanying notes to financial statements.

93

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

University of Southern California, Educational Facilities Authority, Revenue Series A 4.50%, 10/1/2033	$1,000,000	$865,830
West Valley-Mission Community College District, CA, Election 2004-A 5.00%, 8/1/2030 (a)	2,000,000	2,019,280

		97,908,407

COLORADO — 0.6%
Douglas County, CO, School District Series B 5.00%, 12/15/2019	2,000,000	2,335,900
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,334,580
Series HH 5.00%, 6/1/2029	1,000,000	1,024,080

		4,694,560

CONNECTICUT — 2.7%
Connecticut, State General Obligation:
Series A 4.50%, 5/1/2026	1,000,000	1,017,010
Series B 5.00%, 4/15/2012	5,000,000	5,279,550
5.00%, 12/1/2020	7,500,000	8,384,625
5.00%, 12/1/2021	7,500,000	8,275,650

		22,956,835

DELAWARE — 0.4%
Delaware, State General Obligation 5.00%, 3/1/2013	1,000,000	1,090,020
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,542,300

		3,632,320

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,217,050
Metropolitan Washington, DC, Airports Authority System Series C 5.00%, 10/1/2028	5,000,000	5,009,150

		10,226,200

FLORIDA — 5.3%
Broward County Educational Facilities Authority 5.00%, 4/1/2036	1,200,000	1,094,160
Florida Hurricane Catastrophe Fund Finance Corp. Series A 5.00%, 7/1/2014	1,045,000	1,114,451
Florida Water Pollution Control Financing Corp. Series A 5.00%, 7/15/2013	2,575,000	2,816,561
Florida, State Board of Education, Capital Outlay:
Series B 5.00%, 6/1/2015	2,600,000	2,937,870
Series A 5.00%, 6/1/2016	1,215,000	1,388,794
Series A 5.00%, 6/1/2017	5,000,000	5,706,900
Series D 5.00%, 6/1/2024	7,550,000	8,093,902
Florida, State Board of Education, General Obligation:
5.00%, 6/1/2037	1,000,000	991,260
Series B 5.25%, 6/1/2013	2,000,000	2,196,480
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,199,500
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,522,407
5.00%, 10/1/2023 (a)	500,000	509,275
5.00%, 7/1/2031	1,980,000	1,950,042
6.00%, 10/1/2023	1,270,000	1,438,440
Miami-Dade County, FL, School Board General Obligation Series B 4.00%, 5/1/2017	1,000,000	1,044,960
Orlando Utilities Commission 5.00%, 10/1/2029	1,400,000	1,426,404
Palm Beach County, FL, Public Improvement Revenue 5.00%, 5/1/2038	5,000,000	5,014,850
Polk County, FL, School District 5.00%, 10/1/2011	1,000,000	1,029,890

		45,476,146

GEORGIA — 3.2%
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue Series B 5.00%, 7/1/2037 (a)	6,875,000	6,765,825
Augusta, GA, Water & Sewer Revenue 5.00%, 10/1/2014 (a)	1,085,000	1,210,806
De Kalb County, GA, General Obligation 5.00%, 12/1/2014	1,495,000	1,689,709
De Kalb County, GA, Water & Sewer Revenue Series B 5.25%, 10/1/2024	3,000,000	3,356,100
Georgia, State General Obligation:
Series B 5.00%, 4/1/2012	2,000,000	2,110,480
Series B 5.00%, 7/1/2022	4,500,000	4,963,095
Series B 5.00%, 7/1/2024	1,145,000	1,240,802
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,225,521

		27,562,338

HAWAII — 0.9%
Hawaii, State General Obligation:
Series DJ 5.00%, 4/1/2023 (a)	900,000	959,949
Series DI 5.00%, 3/1/2025 (a)	5,000,000	5,259,150
Honolulu, HI, City & County General Obligation Series A 5.00%, 7/1/2029 (a)	1,500,000	1,535,865

		7,754,964

ILLINOIS — 4.0%
Chicago, IL, General Obligation Series A 5.25%, 1/1/2037	5,000,000	4,561,750

See accompanying notes to financial statements.

94

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Chicago, IL, Metropolitan Water Reclamation District:
Series A 5.00%, 12/1/2020	$1,000,000	$1,100,860
Series C 5.25%, 12/1/2032	5,000,000	5,118,000
Chicago, IL, O’Hare International Airport Revenue Series A 5.00%, 1/1/2038 (a)	1,500,000	1,381,830
Chicago, IL, Water Revenue 5.25%, 11/1/2038	2,500,000	2,360,350
County of Cook IL 5.25%, 11/15/2033	8,520,000	8,309,045
Illinois State Toll Highway Authority 5.00%, 1/1/2028	1,300,000	1,252,433
Illinois, Finance Authority Revenue, University of Chicago Series B 6.25%, 7/1/2038	5,000,000	5,363,800
Illinois, State General Obligation 5.00%, 1/1/2015	955,000	1,004,984
Kendall, Kane, & Will Counties, IL, School District No. 308, General Obligation Zero Coupon, 2/1/2022 (a)	5,000,000	2,841,350
Southwestern, IL, Development Authority Revenue Zero Coupon, 12/1/2021 (a)	1,125,000	657,225

		33,951,627

INDIANA — 1.7%
Indiana, State Finance Authority, Highway Revenue:
Series A 4.50%, 12/1/2020 (a)	1,000,000	1,036,690
Series A 4.50%, 6/1/2027 (a)	9,000,000	8,765,280
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2015	3,000,000	3,318,480
Indiana, State Finance Authority, State Revolving Fund Program Revenue Series B 5.00%, 2/1/2018	1,535,000	1,733,307

		14,853,757

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue Series A 5.00%, 9/1/2011	2,000,000	2,060,840

KENTUCKY — 0.3%
Kentucky, State Property & Buildings Commission 5.00%, 11/1/2018	1,000,000	1,114,130
Kentucky, State Turnpike Authority, Economic Recovery Series B 4.50%, 7/1/2023	1,285,000	1,305,611

		2,419,741

LOUISIANA — 0.3%
Louisiana, State Gas & Fuels Tax Revenue:
Series A 4.50%, 5/1/2041	1,500,000	1,312,350
Series B 5.00%, 5/1/2025	1,000,000	1,050,100

		2,362,450

MARYLAND — 1.5%
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,558,198
Maryland, State Department of Transportation, Highway Revenue 5.00%, 2/15/2017	1,925,000	2,226,821
Maryland, State Department of Transportation, Revenue 5.00%, 2/15/2015	1,500,000	1,698,915
Maryland, State General Obligation Series C 5.00%, 3/1/2017	2,900,000	3,381,342

		12,865,276

MASSACHUSETTS — 2.5%
Commonwealth of Massachusetts 5.00%, 3/1/2025	965,000	1,028,082
Massachusetts School Building Authority Series A 4.35%, 8/15/2025	3,580,000	3,579,857
Massachusetts, Bay Transportation Authority, Sales Tax Revenue Series A 5.25%, 7/1/2029	1,070,000	1,132,627
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,130,000	4,333,939
Series B 5.25%, 9/1/2024 (a)	5,000,000	5,602,000
Massachusetts, State Health & Educational Facilities Authority, Revenue Series A 5.50%, 11/15/2036	2,000,000	2,125,640
Massachusetts, State Water Pollution Abatement Trust:
3.50%, 8/1/2026	1,200,000	1,096,932
5.25%, 8/1/2033	2,000,000	2,137,480

		21,036,557

MICHIGAN — 1.0%
Michigan, Municipal Bond Authority Revenue:
4.63%, 10/1/2025	3,000,000	3,066,900
5.00%, 10/1/2022	1,700,000	1,805,111
5.00%, 10/1/2029	2,905,000	2,960,892
State of Michigan 5.25%, 9/15/2021	450,000	480,546

		8,313,449

MINNESOTA — 1.0%
Minnesota, State General Obligation:
5.00%, 6/1/2015	1,820,000	2,084,701
5.00%, 11/1/2016	1,820,000	2,122,975
5.00%, 6/1/2018	1,940,000	2,190,047
Series D 5.00%, 8/1/2018	2,000,000	2,327,960

		8,725,683

MISSISSIPPI — 0.1%
Mississippi, State General Obligation Series B 5.00%, 12/1/2013	1,000,000	1,109,390

MISSOURI — 1.3%
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series B 5.00%, 5/1/2024	5,000,000	5,346,050

See accompanying notes to financial statements.

95

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Missouri, State Highways & Transit Commission, State Road Revenue, Second Lien:
5.25%, 5/1/2019	$4,000,000	$4,571,520
5.25%, 5/1/2020	1,000,000	1,127,430

		11,045,000

NEBRASKA — 0.6%
Omaha, NE, Public Power District Series A 5.00%, 2/1/2039	5,000,000	5,019,550

NEVADA — 1.0%
Clark County, NV, General Obligation:
4.50%, 6/1/2018 (a)	1,475,000	1,558,190
4.75%, 6/1/2025 (a)	1,735,000	1,715,325
5.00%, 11/1/2020 (a)	1,000,000	1,057,280
Clark County, NV, School District, General Obligation Series B 4.50%, 6/15/2016 (a)	1,010,000	1,107,899
Las Vegas Valley, NV, Water District, General Obligation Series B 5.00%, 6/1/2015	1,500,000	1,672,065
Nevada, State Highway Improvement Revenue 5.00%, 12/1/2017 (a)	1,000,000	1,104,060

		8,214,819

NEW JERSEY — 3.8%
New Jersey Environmental Infrastructure Trust:
Series A 4.00%, 9/1/2022	3,200,000	3,280,544
4.00%, 9/1/2027	2,520,000	2,388,431
New Jersey, State Economic Development Authority School Facilities Construction:
Series DD-1 5.00%, 12/15/2016	2,000,000	2,208,240
Series DD-1 5.00%, 12/15/2017	5,500,000	6,018,815
New Jersey, State General Obligation:
5.00%, 6/15/2017	1,020,000	1,087,555
5.00%, 6/1/2019	9,565,000	10,719,974
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,511,872
New Jersey, State Transportation Trust Fund Authority Series A Zero Coupon, 12/15/2034	20,000,000	4,099,200
New Jersey, State Transportation Trust Fund Authority (Escrow to Maturity) Series C Zero Coupon, 12/15/2029 (a)	2,585,000	762,032

		32,076,663

NEW MEXICO — 1.4%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	6,650,000	6,741,504
New Mexico, Severance Tax Series A-1 4.00%, 7/1/2014	2,000,000	2,132,340
New Mexico, State Finance Authority 5.00%, 6/15/2017	3,000,000	3,474,750

		12,348,594

NEW YORK — 16.9%
City of New York, NY 2.00%, 8/1/2012	915,000	932,266
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,117,970
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.75%, 5/1/2019 (a)	1,500,000	1,752,105
Series A 5.75%, 5/1/2021 (a)	3,000,000	3,372,450
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,359,915
New York & New Jersey Port Authority Revenue:
4.25%, 7/15/2040	1,000,000	851,310
4.50%, 7/15/2027	1,350,000	1,339,106
5.00%, 7/15/2039	4,500,000	4,486,365
New York & New Jersey, Port Authority Revenue:
156th Series 4.75%, 11/1/2036	7,000,000	6,708,170
144th Series 5.00%, 10/1/2028	3,000,000	3,125,730
New York, NY, City Municipal Water Finance Authority:
4.50%, 6/15/2032	1,000,000	919,830
Series DD 4.50%, 6/15/2038	2,310,000	2,084,336
Series DD 4.63%, 6/15/2031	1,030,000	969,549
Series C 4.75%, 6/15/2033	—	—
5.00%, 6/15/2027	545,000	562,800
Series A 5.00%, 6/15/2038	1,000,000	980,940
Series A 5.50%, 6/15/2021	500,000	567,480
New York, NY, City Transitional Finance Authority:
Series B 5.00%, 11/1/2014	1,050,000	1,179,749
Series B 5.00%, 11/1/2016	1,000,000	1,149,250
5.00%, 11/1/2020	1,000,000	1,111,360
Series C-1 5.00%, 11/1/2020	900,000	982,971
5.00%, 5/1/2023	865,000	927,574
Series B 5.00%, 11/1/2026	10,000,000	10,372,100
New York, NY, General Obligation:
Series C-1 5.00%, 10/1/2012	1,400,000	1,499,806
Series C 5.00%, 8/1/2015	5,000,000	5,621,950
Series C 5.00%, 11/15/2016	5,000,000	5,780,650
Series B-1 5.25%, 9/1/2023	7,180,000	7,688,200
New York, NY, Liberty Development Corp.:
5.13%, 1/15/2044	5,750,000	5,456,635
5.63%, 1/15/2046	1,000,000	1,008,070
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series A-2 5.00%, 11/15/2029	12,620,000	12,982,699
New York, State Dormitory Authority Revenue Series A 5.00%, 7/1/2038	3,350,000	3,295,864
New York, State Dormitory Authority, State Income Tax Revenue:
Series D 5.00%, 3/15/2016	1,800,000	2,050,812
5.00%, 7/1/2021	700,000	771,673

See accompanying notes to financial statements.

96

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 2/15/2029	$750,000	$764,483
New York, State Environmental Facilities Corp.:
Series A 4.50%, 6/15/2036	1,500,000	1,425,795
4.50%, 6/15/2036	4,370,000	4,010,174
Series A 5.13%, 6/15/2038	1,000,000	1,010,550
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,395,287
4.00%, 3/1/2018	1,030,000	1,114,481
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	2,743,274
New York, State Local Government Assistance Corp. Series A 5.00%, 4/1/2020	3,000,000	3,331,980
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	6,510,000	7,121,614
Series A 5.00%, 3/15/2028	2,000,000	2,048,620
Series A 5.00%, 3/15/2029	2,000,000	2,038,920
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series B 5.00%, 4/1/2019	5,400,000	5,960,088
Series A 5.00%, 4/1/2020 (a)	3,000,000	3,197,280
Series A 5.00%, 4/1/2021	500,000	538,290
New York, State Urban Development Corp., Revenue:
Series B 3.63%, 3/15/2012	710,000	736,213
Series A-1 5.00%, 12/15/2016	2,630,000	3,046,145
Series B 5.00%, 3/15/2020	3,000,000	3,271,170
Series B-1 5.00%, 3/15/2036	1,000,000	997,080
Oyster Bay, N Y, General Obligation 4.00%, 8/15/2026	3,910,000	3,820,969

		144,582,098

NORTH CAROLINA — 2.1%
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2038	3,000,000	3,058,140
City of Charlotte NC 5.00%, 6/1/2022	475,000	527,944
Mecklenburg County, NC, General Obligation:
Series A 4.00%, 8/1/2015	3,135,000	3,465,429
Series A 5.00%, 8/1/2015	1,000,000	1,149,320
North Carolina, Infrastructure Finance Corp., Certificates of Participation Series A 5.00%, 2/1/2020 (a)	1,275,000	1,375,878
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2026	4,500,000	4,484,925
University of North Carolina, Chapel Hill 5.00%, 12/1/2031	3,640,000	3,705,738

		17,767,374

OHIO — 3.1%
Columbus, OH, General Obligation:
Series A 4.00%, 6/1/2014	10,000,000	10,861,600
Series A 5.00%, 9/1/2018	1,500,000	1,703,940
Ohio, State Common Schools, General Obligation Series C 5.00%, 9/15/2015	5,000,000	5,697,700
Ohio, State General Obligation 5.00%, 8/1/2021	4,885,000	5,459,036
Ohio, University of Akron, General Receipts:
Series A 5.00%, 1/1/2033 (a)	1,000,000	952,580
Series B 5.25%, 1/1/2023 (a)	1,970,000	2,094,150

		26,769,006

OKLAHOMA — 0.1%
Tulsa County, OK, Industrial Authority 5.50%, 9/1/2016	535,000	618,835

OREGON — 1.2%
Oregon, State Department of Transportation Revenue:
Series C 5.00%, 11/15/2015	1,500,000	1,724,685
Series A 5.00%, 11/15/2033	1,500,000	1,518,315
Portland, OR, Sewer System Revenue Series A 5.00%, 6/1/2015 (a)	1,730,000	1,970,522
Salem-Keizer, OR, School District No. 24J, General Obligation:
Series B Zero Coupon, 6/15/2021	2,010,000	1,266,702
Series B Zero Coupon, 6/15/2028	9,745,000	3,906,088

		10,386,312

PENNSYLVANIA — 3.2%
Central Bucks, PA, School District 5.00%, 5/15/2023	2,500,000	2,695,950
City of Philadelphia PA Series A 5.00%, 8/1/2018	1,870,000	2,012,886
Pennsylvania, Commonwealth Financing Authority, Revenue Series A 5.00%, 6/1/2025 (a)	1,925,000	1,979,959
Pennsylvania, State General Obligation:
Series A 4.50%, 11/1/2021	1,390,000	1,471,051
Series A 5.00%, 11/1/2013	1,000,000	1,108,070
5.00%, 3/15/2015	4,750,000	5,392,200
5.00%, 5/15/2015	1,000,000	1,139,030
5.00%, 7/1/2015	5,000,000	5,705,550
5.00%, 4/15/2021	5,000,000	5,534,700

		27,039,396

PUERTO RICO — 0.4%
Commonwealth of Puerto Rico 5.00%, 7/1/2016 (a)	3,250,000	3,511,755

RHODE ISLAND — 0.1%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Series C 5.00%, 11/15/2025 (a)	1,000,000	1,035,350

SOUTH CAROLINA — 1.0%
Charleston County, SC, Sales Tax Revenue 5.00%, 11/1/2018	2,000,000	2,270,120

See accompanying notes to financial statements.

97

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

South Carolina, State Economic Development Authority Series A 2.00%, 4/1/2024	$3,000,000	$2,350,620
South Carolina, State Public Service Authority:
Series C 5.00%, 1/1/2016 (a)	1,275,000	1,459,008
Series E 5.00%, 1/1/2017	2,500,000	2,862,075

		8,941,823

TENNESSEE — 1.4%
Chattanooga, TN, Electric Revenue Series A 5.00%, 9/1/2027	5,950,000	6,215,073
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,706,310
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
Series A 5.00%, 10/1/2013	2,000,000	2,208,700
Series B 5.00%, 10/1/2039	1,000,000	984,930
Shelby County, TN, General Obligation 5.00%, 4/1/2019	1,080,000	1,243,393

		12,358,406

TEXAS — 9.7%
Cypress-Fairbanks, TX, Independant School District 5.00%, 2/15/2023 (a)	5,000,000	5,357,700
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.50%, 12/1/2027 (a)	5,000,000	4,929,950
Series A 5.00%, 12/1/2015	6,785,000	7,751,930
Dallas, TX, General Obligation:
4.75%, 2/15/2026	1,500,000	1,513,860
5.00%, 2/15/2027	1,750,000	1,819,948
Harris County, TX, General Obligation 5.00%, 10/1/2024	10,000,000	10,749,300
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	2,985,300
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	1,900,209
Houston, TX, Public Improvement Series D 5.00%, 3/1/2017 (a)	5,000,000	5,650,050
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (a)	4,600,000	4,724,936
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	2,756,500
La Joya, TX, Independent School District 5.00%, 2/15/2034 (a)	3,300,000	3,323,397
San Antonio, TX, Water Revenue 4.50%, 5/15/2037	1,500,000	1,328,730
Texas, State General Obligation:
4.75%, 4/1/2036	1,000,000	962,920
Series A 5.00%, 10/1/2014	3,795,000	4,277,572
5.00%, 4/1/2029	3,000,000	3,074,820
Texas, State Transportation Commission:
Series A 4.50%, 4/1/2030 (a)	3,000,000	2,894,880
5.00%, 4/1/2024	4,125,000	4,362,188
5.00%, 4/1/2026	2,555,000	2,679,454
Texas, State Water Development Board, Revenue, Sub Lien, A-1 5.00%, 7/15/2015	5,620,000	6,416,972
University of Texas:
Series F 4.75%, 8/15/2026	1,890,000	1,949,554
5.00%, 8/15/2018	1,420,000	1,643,522
5.00%, 8/15/2018	255,000	287,370

		83,341,062

UTAH — 0.5%
Utah, Transport Authority Sales Tax Revenue:
Series A 5.00%, 6/15/2028	410,000	422,575
Series A 5.00%, 6/15/2036 (a)	3,850,000	3,859,355

		4,281,930

VIRGINIA — 2.0%
Fairfax County, VA, General Obligation Series A 4.00%, 4/1/2011	1,675,000	1,689,790
Virginia College Building Authority 5.00%, 9/1/2022	5,945,000	6,489,681
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,000,000	3,463,710
Series B 5.25%, 8/1/2027	2,000,000	2,142,980
Virginia, State Resources Authority, Revenue Series B 5.00%, 11/1/2028	3,540,000	3,705,318

		17,491,479

WASHINGTON — 5.4%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue:
Series A 5.00%, 11/1/2032 (a)	3,000,000	3,004,950
Series A 5.00%, 11/1/2036	2,000,000	1,979,820
Energy Northwest, WA, Electric Revenue Series A 5.00%, 7/1/2014	1,000,000	1,118,540
King County, WA, School District, General Obligation Series A 4.00%, 6/1/2011	1,250,000	1,268,575
Seattle, WA, Municipal Light & Power Revenue 5.50%, 4/1/2022	1,435,000	1,614,734
Snohomish County Public Utility District No 1 3.00%, 12/1/2012	2,280,000	2,371,131
Snohomish County, WA, School District No. 201 5.25%, 12/1/2024	3,225,000	3,498,061
Washington, State General Obligation:
Series C 4.25%, 1/1/2013	1,000,000	1,065,680
Series R 5.00%, 7/1/2016	10,000,000	11,496,000
Series C 5.00%, 1/1/2021 (a)	2,100,000	2,287,803
Series A 5.00%, 7/1/2023	900,000	965,871
Series D 5.00%, 1/1/2027	8,945,000	9,319,527
Series A 5.00%, 7/1/2027 (a)	1,000,000	1,038,850
Series A 5.00%, 7/1/2032	2,000,000	2,022,060

See accompanying notes to financial statements.

98

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Washington, State Motor Vehicle Fuel Tax Series B 5.00%, 7/1/2026	$1,855,000	$1,942,816
Washington, State Variable Purposes Series C 5.00%, 2/1/2016	1,215,000	1,389,340

		46,383,758

WISCONSIN — 1.8%
Milwaukee, WI, General Obligation, Promisory Notes Series N1 5.00%, 2/1/2019	11,020,000	12,700,330
Wisconsin, State General Obligation Series C 5.00%, 5/1/2014	2,000,000	2,230,121

		14,930,451

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $852,025,137)		850,484,394

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.11% (b)(c)(d) (Cost $2,481,197)	2,481,197	2,481,197

TOTAL INVESTMENTS — 99.7% (e)
(Cost $854,506,334)		852,965,591
OTHER ASSETS & LIABILITIES — 0.3%		2,413,664

NET ASSETS — 100.0%		$855,379,255

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	10.82%
	National Public Finance Guarantee Corp.	2.37%
	Ambac Financial Group	2.12%
	Assured Guaranty Corp.	1.27%
	Permanent School Fund Guaranteed	1.01%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

See accompanying notes to financial statements.

99

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.4%
CALIFORNIA — 99.4%
Alameda County, CA, Joint Powers Authority, Lease Revenue 5.00%, 12/1/2034 (a)	$1,000,000	$938,940
Bakersfield, CA, Certificates of Participation Zero Coupon, 4/15/2021	1,000,000	669,650
Bakersfield, CA, Wastewater Revenue Series A 5.00%, 9/15/2032 (a)	300,000	285,852
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,070,120
Series H 4.38%, 5/1/2022 (a)	1,150,000	1,171,229
Series L 5.00%, 5/1/2019	500,000	559,080
Series AE 5.00%, 12/1/2022	1,000,000	1,078,130
5.00%, 12/1/2026	760,000	792,429
Chabot-Las Positas Community College District, CA, Election of 2004 Series B Zero Coupon, 8/1/2024 (a)	1,400,000	634,228
Chaffey Community College District, CA, Election of 2002 Series C 5.00%, 6/1/2032 (a)	1,000,000	947,120
Coast Community College District, CA, Election of 2002 Series B 5.00%, 8/1/2023 (a)	800,000	828,664
Desert Community College District, CA Series C 5.00%, 8/1/2037 (a)	300,000	281,952
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2035	1,000,000	956,470
El Dorado, CA, Irrigation District, Certificates of Participation Series A 6.25%, 8/1/2029 (a)	1,200,000	1,276,272
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	1,000,000	1,029,860
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	1,670,031
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,900,000	2,093,040
5.00%, 7/1/2026	2,500,000	2,566,075
Los Angeles, CA, Community College District, General Obligation:
Series F-1 5.00%, 8/1/2026	100,000	101,444
Series A 5.00%, 8/1/2032 (a)	1,000,000	971,680
Los Angeles, CA, Department of Airports Revenue Series A 5.00%, 5/15/2021	1,000,000	1,063,840
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,504,077
Series C 5.25%, 8/1/2023	700,000	746,200
Los Angeles, CA, Unified School District:
Series KY 5.00%, 7/1/2015	2,325,000	2,597,583
Series F 5.00%, 1/1/2034	1,000,000	940,160
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2029	485,000	487,954
Los Angeles, CA, Water & Power Revenue Series A-1 5.00%, 7/1/2023 (a)	400,000	417,548
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,048,360
Marin, CA, Community College District Election of 2004 Series B 4.75%, 8/1/2034	1,000,000	890,750
Metropolitan Water District of Southern California:
Series C 5.00%, 7/1/2029	370,000	379,631
Series A 5.00%, 1/1/2031	1,000,000	1,013,800
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (a)	835,000	847,249
Sacramento County, CA, Sanitation District Financing Authority Revenue Series A 5.25%, 12/1/2022 (a)	535,000	590,886
Sacramento, CA, Municipal Utility District, Electric Revenue:
5.00%, 8/15/2022 (a)	550,000	577,291
Series U 5.00%, 8/15/2023 (a)	1,000,000	1,043,660
San Bernardino, CA, Community College District:
Series B Zero Coupon, 8/1/2028	1,050,000	337,176
Series D Zero Coupon, 8/1/2032	2,290,000	516,922
Series C 5.00%, 8/1/2031 (a)	900,000	889,713
San Diego County, CA, Water Authority Revenue:
Series 2008-A 5.00%, 5/1/2015 (a)	200,000	223,928
Series 2008-A 5.00%, 5/1/2018 (a)	200,000	224,296
San Diego Public Facilities Financing Authority 5.00%, 8/1/2024	1,000,000	1,053,620
San Diego, CA, Community College District 5.00%, 8/1/2032 (a)	1,000,000	978,010
San Diego, CA, Unified School District Election of 1998:
Series G-1 4.50%, 7/1/2029 (a)	980,000	891,594
Series F-1 5.25%, 7/1/2028 (a)	660,000	669,834
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028	3,000,000	1,010,460
San Francisco, CA, Bay Area Rapid Transit District:
4.25%, 7/1/2033 (a)	1,000,000	850,320
Series B 5.00%, 8/1/2022	500,000	539,720
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
Series F 5.00%, 4/1/2015	205,000	229,959
Series F 5.00%, 4/1/2025	600,000	612,696
Series F 5.00%, 4/1/2031	500,000	494,315
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.75%, 11/1/2036 (a)	1,500,000	1,347,855
Series D 5.00%, 11/1/2015	1,000,000	1,135,260

See accompanying notes to financial statements.

100

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	$800,000	$866,280
San Jose, CA, Unified School District Santa Clara County Election of 2002:
Series C 5.00%, 8/1/2024 (a)	300,000	316,221
Series C 5.25%, 8/1/2019 (a)	1,000,000	1,111,390
San Juan, CA, Public Power Agency Project Revenue Series L 5.00%, 7/1/2022 (a)	100,000	106,216
San Marcos Schools Financing Authority:
Zero Coupon, 8/15/2031 (a)	1,000,000	250,020
Zero Coupon, 8/15/2034 (a)	1,110,000	218,182
San Mateo County, CA, Community College District Series B 5.00%, 9/1/2031	315,000	313,375
San Mateo, CA, Union High School District Series C Zero Coupon, 9/1/2027 (a)	2,535,000	951,614
San Ramon Valley, CA, Unified School District Election of 2002 5.00%, 8/1/2025 (a)	750,000	779,887
Santa Clara County, CA, Financing Authority, Lease Revenue:
Series L 5.00%, 5/15/2028	750,000	743,940
Series L 5.25%, 5/15/2036	1,000,000	963,310
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036 (a)	500,000	484,625
Santa Clara Valley, CA, Water District, Certificates of Participation:
Series A 5.00%, 2/1/2030	200,000	201,554
Series A 5.00%, 6/1/2037 (a)	500,000	487,105
Santa Clarita, CA, Union High School District, General Obligation, Election of 2001 Series B Zero Coupon, 9/1/2028 (a)	1,500,000	441,510
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,063,680
5.00%, 7/1/2030	1,500,000	1,463,505
Stanford University, Educational Facilities Authority Revenue:
Series T-4 5.00%, 3/15/2014	450,000	504,630
Series T-1 5.00%, 3/15/2039	350,000	358,540
University of California, Revenue:
Series E 4.00%, 5/15/2019	2,010,000	2,066,079
Series J 4.50%, 5/15/2035 (a)	2,000,000	1,713,760
Series K 5.00%, 5/15/2020 (a)	250,000	270,137
Series Q 5.25%, 5/15/2023	1,000,000	1,073,240
University of Southern California, Educational Facilities Authority, Revenue:
Series A 4.50%, 10/1/2033	840,000	727,297
Series A 4.75%, 10/1/2037	740,000	657,890

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $67,629,303)		65,210,920

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.11% (b)(c)(d) (Cost $175,352)	175,352	175,352

TOTAL INVESTMENTS — 99.7% (e)
(Cost $67,804,655)		65,386,272
OTHER ASSETS & LIABILITIES — 0.3%		194,240

NET ASSETS — 100.0%		$65,580,512

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	22.54%
	National Public Finance Guarantee Corp.	9.80%
	Ambac Financial Group	3.91%
	Assured Guaranty Corp.	1.95%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

101

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.2%
NEW YORK — 94.6%
Albany County, NY, Airport Authority Revenue Series A 4.00%, 12/15/2024	$400,000	$362,548
Erie County, NY, Industrial Development Agency Series A 5.75%, 5/1/2024 (a)	500,000	549,595
Haverstraw-Stony Point Central, NY, School District, General Obligation 3.00%, 10/15/2026 (a)	810,000	628,220
Nassau County, NY, General Obligation:
Series C 4.00%, 10/1/2015	300,000	323,607
Series C 5.00%, 7/1/2015 (a)	500,000	562,035
5.00%, 7/1/2022	100,000	106,549
Series C 5.13%, 10/1/2035 (a)	100,000	100,376
Nassau County, NY, Interim Finance Authority:
Series A 3.00%, 11/15/2014	400,000	422,424
5.00%, 11/15/2014	100,000	113,081
5.00%, 11/15/2014	100,000	113,081
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	426,640
New York & New Jersey Port Authority Revenue:
4.25%, 7/15/2040	500,000	425,655
5.00%, 7/15/2022	100,000	108,268
5.00%, 7/15/2039	500,000	498,485
New York City, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	301,122
New York City, Transitional Finance Authority:
3.20%, 11/1/2018	140,000	142,131
Series S-1 4.50%, 1/15/2038	245,000	220,907
Series B 5.00%, 11/1/2015	200,000	227,644
Series C-1 5.00%, 11/1/2017	350,000	400,543
5.00%, 11/1/2018	200,000	227,996
Series C-1 5.00%, 11/1/2018	100,000	115,279
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	201,068
Series K 5.00%, 8/1/2013	200,000	218,552
5.00%, 8/1/2021	300,000	326,394
New York, NY, Liberty Development Corp. 5.13%, 1/15/2044	1,000,000	948,980
New York, NY, Metropolitan Transportation Authority Revenue Series A 5.00%, 11/15/2011	135,000	140,225
New York, NY, Municipal Water Finance Authority:
Series DD 4.75%, 6/15/2035	100,000	96,492
Series GG-2 5.00%, 6/15/2035	100,000	99,438
Series DD 5.25%, 6/15/2024	200,000	213,828
Series A 5.63%, 6/15/2024	130,000	144,988
New York, State Dormitory Authority Revenue:
Series C-1 4.00%, 1/15/2022	500,000	483,515
Series A 5.00%, 7/1/2038	650,000	639,496
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	253,740
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	355,000	356,214
Series A 5.00%, 7/1/2039	300,000	301,026
New York, State Dormitory Authority Revenue, Fordham University:
4.25%, 7/1/2039	500,000	419,770
5.00%, 3/15/2017	100,000	114,137
5.00%, 10/1/2019	125,000	136,723
Series B 5.00%, 7/1/2033 (a)	500,000	497,990
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	244,500
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A 5.00%, 8/1/2014	210,000	233,377
New York, State Dormitory Authority Revenue, School Districts Series C 5.00%, 10/1/2031 (a)	600,000	609,294
New York, State Dormitory Authority Revenue, State Supported Debt 5.00%, 1/1/2019	250,000	276,672
New York, State Dormitory Authority, State Income Tax Revenue Series B 5.00%, 3/15/2028	260,000	266,659
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B 5.00%, 2/15/2018	125,000	142,357
Series C 5.00%, 12/15/2020	500,000	544,970
New York, State Environmental Facilities Corp.:
Series A 4.50%, 6/15/2036	635,000	603,587
5.00%, 5/15/2015	150,000	170,583
5.00%, 12/15/2015	200,000	229,532
Series A 5.25%, 12/15/2026	200,000	211,426
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	546,667
New York, State Local Government Assistance Corp.:
Series C 5.00%, 4/1/2018	500,000	572,310
5.00%, 4/1/2019	580,000	652,541
Series A 5.00%, 4/1/2020	435,000	483,137
New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016 (a)	200,000	223,948
New York, State Power Authority:
Series A 4.50%, 11/15/2047 (a)	700,000	610,680
Series C 5.00%, 11/15/2020 (a)	250,000	274,927
New York, State Thruway Authority, General Revenue Series B 5.00%, 4/1/2027	300,000	304,779

See accompanying notes to financial statements.

102

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Thruway Authority, Personal Income Tax Revenue 5.00%, 3/15/2018	$250,000	$284,207
New York, State Thruway Authority, Second General Highway & Bridge Trust:
5.00%, 4/1/2019	110,000	120,396
Series B 5.00%, 4/1/2028	250,000	252,860
Series B 5.00%, 4/1/2029	300,000	301,788
New York, State Urban Development Corp., Revenue:
5.00%, 12/15/2017	200,000	231,416
Series A-1 5.00%, 12/15/2027	250,000	257,077
New York, Triborough Bridge & Tunnel Authority Revenue Series A-1 4.00%, 11/15/2038	200,000	211,912
New York, Triborough Bridge & Tunnel Authority, Revenue:
5.00%, 11/15/2017	800,000	921,544
5.00%, 11/15/2027	145,000	150,358
Oyster Bay, N Y, General Obligation 4.00%, 8/15/2026	1,100,000	1,074,953
State of New York, General Obligation Series A 2.00%, 3/1/2012	500,000	508,105
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	540,125
Westchester County, NY, General Obligation Series A 3.75%, 11/15/2012	500,000	528,720

		24,554,169

PUERTO RICO — 2.6%
Puerto Rico, Electric Power Authority Revenue Series UU 5.00%, 7/1/2016 (a)	500,000	554,530
Puerto Rico, Sales Tax Financing Corp. Series A Zero Coupon, 8/1/2044	1,100,000	123,948

		678,478

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $25,711,307)		25,232,647

	Shares
SHORT TERM INVESTMENT — 2.4%
MONEY MARKET FUND — 2.4%
State Street Institutional Tax Free Money Market Fund 0.11% (b)(c)(d) (Cost $624,476)	624,476	624,476

TOTAL INVESTMENTS — 99.6% (e)
(Cost $26,335,783)		25,857,123
OTHER ASSETS & LIABILITIES — 0.4%		113,470

NET ASSETS — 100.0%		$25,970,593

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	8.83%
	Assured Guaranty Corp.	5.51%
	National Public Finance Guarantee Corp.	3.41%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value determined based on Level 1 inputs. (Note 2)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

103

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.4%
ALABAMA — 0.2%
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	$850,000	$941,664
Series A 5.00%, 5/1/2014	1,500,000	1,661,760

		2,603,424

ARIZONA — 3.3%
Arizona, Salt River Project, Electrical Systems Revenue:
Series A 3.00%, 1/1/2014	1,070,000	1,124,121
Series B 3.00%, 1/1/2014	5,000,000	5,252,900
Arizona, State Certificates of Participation:
5.00%, 10/1/2014 (a)	10,375,000	11,415,820
Series A 5.00%, 10/1/2013 (a)	6,500,000	7,062,380
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2013	2,750,000	3,010,452
Gilbert, AZ, General Obligation 5.00%, 7/1/2013	8,740,000	9,520,482
Pima County, AZ, General Obligation Series A 3.00%, 7/1/2012	5,000,000	5,149,650

		42,535,805

ARKANSAS — 1.5%
Arkansas, State Highway Grant Anticipation & Tax Revenue 4.00%, 8/1/2014	18,000,000	19,618,380

CALIFORNIA — 8.2%
California, State Department of Water Resources Revenue:
4.00%, 5/1/2015	6,000,000	6,458,220
Series L 4.00%, 5/1/2015	7,630,000	8,229,108
Series AF 5.00%, 12/1/2012	5,000,000	5,400,300
Series L 5.00%, 5/1/2015	1,000,000	1,121,840
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,360,177
Irvine, CA, Unified School District Special Tax 5.00%, 9/1/2012 (a)	3,000,000	3,173,550
Long Beach, CA, Community College District, General Obligation Series A 9.85%, 1/15/2013	1,560,000	1,806,901
Long Beach, CA, Unified School District, General Obligation Series A 4.00%, 8/1/2012	7,950,000	8,331,282
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Revenue:
3.00%, 7/1/2013	3,000,000	3,127,500
4.00%, 6/1/2013	2,300,000	2,457,320
Los Angeles County, CA, Public Works Financing Authority Revenue Series A 5.00%, 10/1/2014	4,800,000	5,352,864
Los Angeles, CA, General Obligation Series A 2.50%, 9/1/2014	8,825,000	9,042,536
Los Angeles, CA, Unified School District, General Obligation:
Series H 5.00%, 7/1/2014 (a)	3,975,000	4,482,329
Series I 5.00%, 7/1/2014	2,000,000	2,208,340
Northern California Power Agency Revenue, Hydroelectric No-1 Series C 5.00%, 7/1/2014 (a)	1,500,000	1,656,255
San Bernardino County, CA, Transportation Authority, Sales Tax Revenue Series A 4.00%, 5/1/2012	4,000,000	4,156,120
San Diego Public Facilities Financing Authority:
5.00%, 5/15/2014	500,000	551,945
5.00%, 5/15/2015	2,165,000	2,426,251
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	5,360,000	6,084,994
San Francisco, CA, City & County, General Obligation:
Series 2008-R1 5.00%, 6/15/2013	3,000,000	3,276,840
Series A 5.00%, 6/15/2014	10,075,000	11,218,412
University of California, Revenue:
Series J 5.00%, 5/15/2013 (a)	1,000,000	1,086,720
Series O 5.00%, 5/15/2013	3,000,000	3,260,160

		107,269,964

COLORADO — 0.4%
Denver, CO, City & County, General Obligation 5.00%, 8/1/2012	1,060,000	1,132,175
University of Colorado, Enterprise System Revenue 5.00%, 6/1/2012 (a)	3,700,000	3,918,337

		5,050,512

CONNECTICUT — 5.6%
Connecticut, State General Obligation:
5.00%, 3/15/2013	4,670,000	5,081,847
5.00%, 12/1/2014	15,000,000	16,953,600
5.00%, 3/15/2015	5,000,000	5,665,150
Series A 5.00%, 1/1/2012	5,000,000	5,226,250
Series A 5.00%, 1/1/2015	14,000,000	15,797,600
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 4.00%, 7/1/2049	3,375,000	3,584,486
Series A-4 5.00%, 7/1/2049 (b)	5,000,000	5,655,400
Connecticut, State Special Tax Obligation Revenue:
Series 1 5.00%, 2/1/2013	2,000,000	2,159,360
Series A 5.00%, 12/1/2013	5,575,000	6,178,104
Series A 5.00%, 12/1/2014	5,000,000	5,622,900
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	434,883

		72,359,580

See accompanying notes to financial statements.

104

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

DELAWARE — 0.6%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	$225,000	$230,645
Series 2009A 4.00%, 1/1/2012	2,000,000	2,070,380
Series 2009A 5.00%, 1/1/2014	1,200,000	1,338,732
Series A 5.00%, 7/1/2015	4,000,000	4,594,280

		8,234,037

DISTRICT OF COLUMBIA — 0.3%
District of Columbia, General Obligation 5.00%, 6/1/2012	1,560,000	1,654,099
District of Columbia, Income Tax Revenue Series B 4.00%, 12/1/2013	2,000,000	2,156,440

		3,810,539

FLORIDA — 6.5%
County of Miami-Dade FL 5.00%, 10/1/2014	8,000,000	8,933,760
Florida, State Board of Education, General Obligation:
5.00%, 6/1/2013	1,000,000	1,092,330
Series C 5.00%, 6/1/2014	9,585,000	10,684,495
Florida, State Department of Environmental Protection Series A 5.00%, 7/1/2014	1,500,000	1,650,390
Florida, State Department of Management Services, Certificates of Participation 5.00%, 8/1/2012	1,000,000	1,059,000
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	9,012,011
Florida, State Turnpike Authority, Turnpike Revenue Series A 5.00%, 7/1/2012 (a)	1,115,000	1,182,112
Florida, Water Pollution Control Financing Corp. Series A 5.00%, 7/15/2012	11,630,000	12,392,346
Florida, Water Pollution Control Revenue:
Series A 3.00%, 1/15/2012	2,000,000	2,050,980
Series A 3.00%, 1/15/2013	3,535,000	3,673,678
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2013	7,705,000	8,452,000
Series B 5.00%, 10/1/2015	7,705,000	8,718,824
JEA, FL, Park System Revenue Series 20 4.00%, 10/1/2014	1,000,000	1,004,780
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015	7,510,000	8,379,433
Miami-Dade County, FL, Water & Sewer Revenue 4.00%, 10/1/2013	150,000	160,525
Orlando, FL, Utilities Commission System Revenue 5.00%, 10/1/2013	1,975,000	2,179,393
Pasco County, FL, School District Sales Tax Revenue 5.00%, 10/1/2011 (a)	300,000	307,680
Tampa Bay, FL, Water Revenue:
5.00%, 10/1/2012 (c)	1,325,000	1,378,941
5.00%, 10/1/2013 (c)	1,500,000	1,598,445

		83,911,123

GEORGIA — 3.2%
Georgia, Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue Series A 5.00%, 7/1/2013 (a)	2,500,000	2,720,025
Georgia, State General Obligation:
Series A 3.00%, 1/1/2014	200,000	211,386
Series B 3.50%, 1/1/2013	560,000	590,571
Series C 5.00%, 7/1/2014	5,000,000	5,640,000
Series D 5.00%, 5/1/2015	400,000	458,008
Series G 5.00%, 11/1/2014	3,535,000	4,016,856
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 6/1/2012	3,000,000	3,183,600
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2012	4,990,000	5,231,466
5.00%, 2/1/2013	5,385,000	5,844,179
Henry County, GA, School District, General Obligation Series A 5.00%, 4/1/2012	5,875,000	6,183,026
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2012	7,000,000	7,525,560

		41,604,677

HAWAII — 1.0%
Hawaii, State General Obligation:
2.25%, 11/1/2013	250,000	257,895
Series DT 4.00%, 11/1/2014	2,000,000	2,184,240
Series DG 5.00%, 7/1/2012 (a)	2,500,000	2,655,475
Series DY 5.00%, 2/1/2015	1,000,000	1,128,450
Honolulu, HI, City & County, General Obligation:
Series A 2.75%, 4/1/2014	1,750,000	1,823,973
Series C 4.00%, 4/1/2013	2,035,000	2,168,862
Series B 5.25%, 7/1/2014 (a)	2,125,000	2,398,742

		12,617,637

IDAHO — 0.1%
Idaho, State Building Authority Revenue 5.00%, 9/1/2013	1,375,000	1,510,383

ILLINOIS — 1.8%
Chicago, IL, Board of Education, General Obligation Series D 4.00%, 12/1/2012 (a)	1,610,000	1,708,178
Chicago, IL, General Obligation Series C 5.00%, 1/1/2012 (a)	700,000	726,208
Chicago, IL, Water Revenue:
5.00%, 11/1/2011 (a)	2,000,000	2,065,480
5.00%, 11/1/2014 (a)	1,500,000	1,642,725
Cook County, IL, General Obligation Series B 5.00%, 11/15/2014 (a)	1,200,000	1,302,816

See accompanying notes to financial statements.

105

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Illinois, Finance Authority Series B 1.88%, 7/1/2036 (b)	$5,000,000	$4,899,200
Illinois, State General Obligation:
Series B 5.00%, 1/1/2011	950,000	950,000
Series B 5.00%, 3/1/2013	1,000,000	1,042,900
Illinois, State Revenue Series B 3.00%, 6/15/2014	1,675,000	1,679,338
Illinois, State Sales Tax Revenue:
4.00%, 6/15/2012	1,550,000	1,610,373
5.00%, 6/15/2015	2,575,000	2,823,693
University of Illinois, Certificates of Participation Sereis B 5.00%, 10/1/2015	2,420,000	2,640,026

		23,090,937

INDIANA — 1.4%
Indiana, State Finance Authority Revenue:
Series A 5.00%, 2/1/2013	2,715,000	2,938,906
Series A 5.00%, 2/1/2015	4,500,000	5,091,300
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2014	8,915,000	9,773,515

		17,803,721

KENTUCKY — 0.3%
Kentucky, Asset/Liability Commission Agency Fund Revenue 5.00%, 9/1/2012 (a)	4,000,000	4,257,240
Kentucky, State Property & Building Commission 5.00%, 8/1/2014	225,000	249,059

		4,506,299

LOUISIANA — 0.4%
Louisiana, State General Obligation Series A 5.00%, 5/1/2014	5,000,000	5,583,950

MARYLAND — 3.2%
Baltimore County, MD, General Obligation:
5.00%, 2/1/2012	1,000,000	1,048,170
5.00%, 2/1/2014	3,230,000	3,609,493
Maryland, State Department of Transportation, Revenue:
4.00%, 2/15/2014	2,500,000	2,708,325
5.00%, 2/15/2015	1,100,000	1,245,871
Maryland, State General Obligation:
Series A 3.00%, 3/1/2014	2,725,000	2,881,633
5.00%, 7/15/2013	1,000,000	1,102,770
Series B 5.25%, 8/15/2014	200,000	227,930
Maryland, State Transportation Authority, Grant & Revenue Anticipation:
5.00%, 3/1/2012	1,000,000	1,052,020
5.00%, 3/1/2013	3,550,000	3,857,608
5.25%, 3/1/2015	1,025,000	1,171,698
Montgomery County, MD, General Obligation:
5.00%, 8/1/2012	500,000	534,290
Series A 5.00%, 5/1/2012	1,450,000	1,534,680
Series A 5.00%, 5/1/2013	1,500,000	1,643,910
Series A 5.00%, 8/1/2015	16,250,000	18,699,687

		41,318,085

MASSACHUSETTS — 2.3%
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	5,135,486
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series B 5.00%, 7/1/2013	1,000,000	1,095,750
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,125,000	4,328,693
Series A 4.00%, 11/1/2014	250,000	272,350
Series B 4.00%, 6/1/2012	610,000	638,896
Series B 4.00%, 6/1/2013	1,000,000	1,068,400
Series A 5.00%, 9/1/2014	1,500,000	1,683,765
Series C 5.00%, 9/1/2013	1,000,000	1,100,120
Series C 5.00%, 5/1/2014	4,210,000	4,694,403
Massachusetts, State Port Authority Revenue Series C 5.00%, 7/1/2012 (a)	1,000,000	1,062,350
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A 4.00%, 5/15/2012	300,000	313,134
Series A 4.00%, 5/15/2013	1,975,000	2,110,979
Series A 5.00%, 8/15/2013 (a)	3,220,000	3,542,322
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2013	1,165,000	1,283,981
Springfield, MA, General Obligation 5.75%, 8/1/2014 (a)	1,025,000	1,156,866

		29,487,495

MICHIGAN — 0.6%
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2012	755,000	810,870
5.00%, 10/1/2013	1,025,000	1,130,790
University of Michigan, Revenue Series C 3.00%, 4/1/2014	5,920,000	6,203,450

		8,145,110

MINNESOTA — 2.1%
Minnesota, State General Obligation:
4.00%, 12/1/2012	350,000	371,893
5.00%, 8/1/2014	350,000	395,318
Series A 5.00%, 6/1/2012	4,000,000	4,244,200
Series A 5.00%, 8/1/2013	9,075,000	10,016,440
Series A 5.00%, 6/1/2014	1,275,000	1,434,362
Series A 5.00%, 6/1/2015	200,000	229,088
Series D 5.00%, 8/1/2015	7,675,000	8,817,347
Series H 5.00%, 11/1/2013	1,000,000	1,111,910
Northern Municipal Power Agency, Electric System Revenue Series A 5.00%, 1/1/2014 (a)	1,000,000	1,084,490

		27,705,048

See accompanying notes to financial statements.

106

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MISSISSIPPI — 0.6%
Mississippi, State General Obligation:
5.00%, 11/1/2014	$1,000,000	$1,125,950
Series B 5.00%, 12/1/2014	6,000,000	6,766,860

		7,892,810

MISSOURI — 1.4%
Missouri, State Highways & Transportation Commission, State Road Revenue:
2.00%, 5/1/2012	8,580,000	8,739,073
Series A 5.00%, 5/1/2013	1,335,000	1,462,760
Series A 5.00%, 5/1/2014	7,350,000	8,218,549

		18,420,382

NEBRASKA — 0.2%
Nebraska, Public Power District Revenue Series B 5.00%, 1/1/2012 (a)	1,250,000	1,303,263
Omaha, NE, General Obligation 3.75%, 6/1/2013	1,000,000	1,065,690

		2,368,953

NEVADA — 1.1%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2012 (a)	4,300,000	4,541,058
Clark County, NV, Sales and Excise Tax Series B 3.00%, 7/1/2015	2,985,000	3,091,714
Clark County, NV, School District General Obligation Series B 5.00%, 6/15/2015	3,000,000	3,341,670
Las Vegas Valley, NV, Water District:
Series A 5.00%, 2/1/2013	275,000	296,557
Series B 5.00%, 6/1/2011	1,500,000	1,525,815
Nevada, State General Obligation Series A 5.00%, 2/1/2012	1,460,000	1,525,817

		14,322,631

NEW JERSEY — 2.3%
New Jersey, Economic Development Authority Revenue:
Series W 5.00%, 3/1/2012	1,980,000	2,080,386
Series Y 5.00%, 9/1/2015	2,670,000	2,951,658
New Jersey, Educational Facilities Authority Series K 5.00%, 7/1/2013	500,000	548,780
New Jersey, Higher Education Assistance Authority Series A 5.00%, 12/1/2014	250,000	270,112
New Jersey, State General Obligation:
4.00%, 8/1/2012	3,780,000	3,971,646
5.00%, 8/1/2014	13,000,000	14,499,810
5.00%, 8/1/2015	2,445,000	2,760,503
Series A 5.00%, 6/15/2015	220,000	237,321
Union County, NJ, General Obligation 4.00%, 3/1/2013	2,000,000	2,136,480

		29,456,696

NEW MEXICO — 1.6%
Albuquerque, NM, Municipal School District No 12 Series A 3.00%, 8/1/2015	8,250,000	8,723,550
New Mexico, State Finance Authority 5.00%, 12/15/2012	2,500,000	2,701,675
New Mexico, State General Obligation 5.00%, 3/1/2012	500,000	525,650
New Mexico, State Severance Tax Revenue Series B 5.00%, 7/1/2014	8,230,000	9,190,688

		21,141,563

NEW YORK — 17.4%
City of New York, NY:
4.00%, 8/1/2012	500,000	525,025
Series B 4.00%, 8/1/2015	1,000,000	1,081,050
4.75%, 2/1/2012	500,000	522,030
5.00%, 12/1/2012	450,000	484,956
5.00%, 8/1/2013	1,030,000	1,125,543
5.00%, 8/15/2013	685,000	749,479
5.00%, 8/1/2014	250,000	277,648
5.00%, 6/1/2015	6,110,000	6,851,754
5.00%, 8/1/2015	3,000,000	3,373,170
Nassau County, NY, General Obligation Series C 4.00%, 10/1/2015	6,855,000	7,394,420
New York, NY, City Cultural Resource Revenue, Juilliard School Series B 2.75%, 1/1/2036 (b)	1,080,000	1,102,216
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series BB 5.00%, 6/15/2013	1,040,000	1,134,650
Series BB 5.00%, 6/15/2013	5,375,000	5,864,179
New York, NY, City Transitional Finance Authority Revenue:
3.60%, 1/15/2013	450,000	475,947
5.00%, 11/1/2014	5,000,000	5,617,850
Series A-1 5.00%, 8/1/2012	6,000,000	6,384,120
Series B 5.00%, 11/1/2013	1,000,000	1,106,300
Series B 5.00%, 11/1/2014	10,200,000	11,460,414
Series S-2 5.00%, 1/15/2014 (a)	2,005,000	2,196,337
New York, NY, General Obligation:
Series C 4.00%, 8/1/2014	4,000,000	4,304,520
Series I-1 4.00%, 2/1/2013	1,040,000	1,098,978
Series C-1 5.00%, 10/1/2011	1,800,000	1,860,336
Series J-1 5.00%, 8/1/2012	5,000,000	5,328,250
Series K 5.00%, 8/1/2013	5,000,000	5,463,800
New York, State Dormitory Authority:
5.00%, 6/15/2012	380,000	403,780
5.00%, 3/15/2013	210,000	228,136
5.00%, 3/15/2013	700,000	760,452
5.00%, 10/1/2013	2,500,000	2,736,700
5.00%, 2/15/2014	1,000,000	1,103,730
5.00%, 3/15/2014	1,250,000	1,383,050
5.00%, 3/15/2014	320,000	354,061
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A 5.00%, 3/15/2014	3,980,000	4,403,631

See accompanying notes to financial statements.

107

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Series C 5.00%, 3/15/2012	$1,950,000	$2,053,389
New York, State Environmental Facilities Revenue:
Series A 3.50%, 12/15/2013	2,500,000	2,680,125
Series A 5.00%, 12/15/2013	2,200,000	2,454,012
New York, State General Obligation:
Series A 3.00%, 3/1/2015	13,245,000	13,911,091
Series C 3.00%, 2/1/2014	15,000,000	15,682,200
New York, State Local Government Assistance Corp. Revenue:
Series A 5.00%, 4/1/2013	8,520,000	9,280,495
Series A 5.00%, 4/1/2015	3,200,000	3,628,640
Series C 5.00%, 4/1/2013	2,220,000	2,418,157
New York, State Power Authority Revenue Series C 5.00%, 11/15/2014	1,625,000	1,834,300
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 3.50%, 3/15/2014	2,330,000	2,469,544
Series A 4.00%, 3/15/2013	5,000,000	5,323,600
New York, State Thruway Authority, General Revenue:
Series H 4.00%, 1/1/2012 (a)	1,000,000	1,031,760
5.00%, 4/1/2014	2,310,000	2,532,314
New York, State Thruway Authority, Highway & Bridge Revenue Series B 5.00%, 4/1/2012 (a)	2,080,000	2,190,635
New York, State Urban Development Corp.:
4.00%, 1/1/2012	300,000	310,071
5.00%, 12/15/2013	1,400,000	1,561,644
5.00%, 1/1/2014	3,695,000	4,043,217
New York, State Urban Development Corp. Revenue:
Series A-1 3.00%, 12/15/2011	4,625,000	4,737,804
Series A-1 3.50%, 12/15/2012	1,000,000	1,055,180
4.00%, 12/15/2012	2,395,000	2,550,244
Series A 5.00%, 1/1/2014	2,780,000	3,041,987
Series A-1 5.00%, 12/15/2012	6,580,000	7,133,444
Series A-1 5.00%, 1/1/2015	7,390,000	8,208,886
Series A-2 5.00%, 1/1/2015	2,610,000	2,899,214
Series B 5.00%, 1/1/2016	10,000,000	11,225,600
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-1 4.00%, 11/15/2038 (b)	20,000,000	21,191,200
Series C 5.00%, 11/15/2012	1,500,000	1,614,975
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	540,125
Westchester County, NY, General Obligation Series A 2.00%, 10/15/2013	1,245,000	1,283,869

		226,044,234

NORTH CAROLINA — 2.3%
Charlotte, NC 5.00%, 8/1/2015	550,000	630,295
Charlotte, NC, Certificates of Participation 5.00%, 6/1/2014	5,455,000	6,029,030
Guilford County, NC, General Obligation Series A 4.00%, 2/1/2014	6,005,000	6,523,892
Mecklenburg County, NC, General Obligation Series A 3.00%, 8/1/2014	1,970,000	2,085,816
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2013	2,670,000	2,891,770
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2014	1,745,000	1,906,866
North Carolina, State General Obligation Series A 5.50%, 3/1/2012	5,000,000	5,282,250
North Carolina, State Grant & Revenue Anticipation 5.00%, 3/1/2014	1,050,000	1,160,428
Wake County, NC, General Obligation 5.00%, 3/1/2013	3,000,000	3,269,370

		29,779,717

OHIO — 3.4%
Cincinnati, OH, City School District Certificates Participation 5.00%, 12/15/2011 (a)	1,000,000	1,038,180
Columbus, OH, General Obligation Series A 4.00%, 6/1/2012	10,000,000	10,465,000
Ohio, State Building Authority Series C 4.00%, 10/1/2015	3,145,000	3,426,477
Ohio, State General Obligation:
Series A 5.00%, 6/15/2013	1,000,000	1,092,790
Series C 5.00%, 9/15/2015	10,000,000	11,395,400
Series K 5.00%, 5/1/2012	1,150,000	1,211,502
Ohio, State Highway Capital Improvements 5.00%, 5/1/2014	1,975,000	2,200,209
Ohio, State Major New State Infrastructure Project Revenue:
5.00%, 6/15/2012	375,000	398,134
5.00%, 6/15/2015	475,000	535,952
Series 2007-1 5.00%, 6/15/2013 (a)	4,960,000	5,410,170
Series 2008-1 5.00%, 6/15/2013	3,000,000	3,272,280
Ohio, State Water Development Authority Revenue:
5.00%, 6/1/2012	1,250,000	1,324,675
5.00%, 6/1/2013	2,670,000	2,921,194

		44,691,963

OKLAHOMA — 0.4%
Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue 4.00%, 9/1/2013	5,410,000	5,741,795

OREGON — 1.3%
Portland, OR, Sewer System Revenue:
Series A 5.00%, 6/15/2012 (a)	3,000,000	3,186,420
Series A 5.00%, 6/1/2014	315,000	352,693
Series A 5.00%, 3/1/2015	10,440,000	11,838,856

See accompanying notes to financial statements.

108

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	$1,250,000	$1,364,712

		16,742,681

PENNSYLVANIA — 3.9%
Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,226,280
5.00%, 6/15/2015	5,000,000	5,641,600
Pennsylvania State Higher Educational Facilities Authority 5.00%, 6/15/2015	7,110,000	8,006,215
Pennsylvania, Economic Development Financing Authority Revenue Series A 5.00%, 6/15/2014	9,175,000	10,003,411
Pennsylvania, State General Obligation:
5.00%, 10/1/2012	5,000,000	5,378,150
5.00%, 5/15/2013	3,000,000	3,280,770
5.00%, 7/1/2013	2,000,000	2,194,600
5.00%, 3/15/2014	8,920,000	9,955,166
Series A 5.00%, 2/15/2015	1,000,000	1,133,460
5.50%, 1/1/2013	2,500,000	2,727,225

		50,546,877

RHODE ISLAND — 0.7%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Series A 5.00%, 10/1/2014	6,745,000	7,566,069
Rhode Island, State Economic Development Corp., Revenue Series A 5.00%, 6/15/2013 (a)	1,285,000	1,392,541

		8,958,610

SOUTH CAROLINA — 1.9%
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,000,000	16,538,850
Series A 5.00%, 11/1/2013	1,120,000	1,245,014
South Carolina, State Public Service Authority, Revenue:
Series B 5.00%, 1/1/2013	2,000,000	2,165,420
Series B 5.00%, 1/1/2014 (a)	2,500,000	2,767,200
Series C 5.00%, 1/1/2015 (a)	1,000,000	1,130,050
Series E 5.00%, 1/1/2014	1,000,000	1,106,880

		24,953,414

TENNESSEE — 1.4%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2014	3,500,000	3,943,065
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 5.00%, 10/1/2014	1,000,000	1,126,770
Murfreesboro, TN, General Obligation 5.00%, 6/1/2013	1,500,000	1,638,870
Nashville & Davidson County, TN, General Obligation Series C 5.00%, 2/1/2013	1,000,000	1,085,490
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,105,930
Tennessee, State General Obligation Series A 4.00%, 5/1/2013	150,000	160,840
Tennessee, State School Bond Authority:
3.00%, 5/1/2012	4,875,000	5,027,539
3.00%, 5/1/2014	1,950,000	2,058,732
5.00%, 5/1/2013 (a)	1,900,000	2,071,703

		18,218,939

TEXAS — 7.3%
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2012 (a)	980,000	1,028,236
5.00%, 2/15/2014 (a)	1,640,000	1,829,732
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2014	1,340,000	1,488,941
Dallas, TX, General Obligation:
5.00%, 2/15/2011	710,000	713,692
5.00%, 2/15/2012	150,000	157,332
5.00%, 2/15/2013	1,000,000	1,083,120
5.00%, 10/1/2014	455,000	513,745
Dallas, TX, Independent School District, General Obligation 5.00%, 2/15/2013	1,000,000	1,082,030
El Paso, TX, Independent School District, General Obligation Zero Coupon, 8/15/2013 (a)	1,980,000	1,909,670
Fort Bend, TX, Independent School District, General Obligation 4.00%, 2/15/2013	1,000,000	1,061,210
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2012	5,000,000	5,245,550
5.00%, 2/15/2013	2,000,000	2,171,520
Harris County, TX, General Obligation Series A 5.00%, 10/1/2012	1,515,000	1,631,231
Houston, TX, General Obligation Series A 5.00%, 3/1/2013 (a)	2,500,000	2,708,225
Houston, TX, Utilities System Revenue Series C 5.00%, 11/15/2012	12,505,000	13,451,378
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2013 (a)	4,535,000	4,928,910
Lewisville, TX, Independent School District, General Obligation 5.00%, 8/15/2013 (a)	1,000,000	1,100,920
Northside Independent School District 1.50%, 8/1/2040	1,100,000	1,106,842
Pharr, TX, San Juan Alamo Independent School District, General Obligation 5.00%, 2/1/2013 (a)	1,880,000	2,036,266

See accompanying notes to financial statements.

109

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

San Antonio, TX, Electric and Gas Series A 5.00%, 2/1/2014	$200,000	$221,830
San Antonio, TX, General Obligation:
4.00%, 2/1/2012	3,000,000	3,111,480
5.50%, 2/1/2015	1,000,000	1,149,740
San Jacinto, TX Community College District, General Obligation 4.00%, 2/15/2012	3,000,000	3,096,450
Texas State University Systems 5.00%, 3/15/2015	400,000	451,480
Texas, A&M University Revenue 5.00%, 5/15/2012	3,000,000	3,176,100
Texas, State General Obligation:
5.00%, 10/1/2012	1,500,000	1,611,000
5.00%, 10/1/2015	3,495,000	3,993,911
5.00%, 10/1/2015	8,000,000	9,142,000
Series A 5.00%, 10/1/2014	1,180,000	1,330,049
Texas, State Public Finance Authority Revenue:
4.00%, 7/1/2013	6,670,000	7,136,767
5.00%, 2/1/2014 (a)	1,605,000	1,772,530
Texas, State Transportation Commission 5.00%, 4/1/2013	200,000	218,086
Texas, State University System Financing Revenue 5.00%, 3/15/2012	1,000,000	1,051,790
University of Texas, Revenue:
Series A 3.25%, 8/15/2013	2,650,000	2,803,991
4.00%, 8/15/2012	200,000	210,356
Series A 5.00%, 8/15/2012	3,400,000	3,630,384
Series A 5.00%, 8/15/2015	3,100,000	3,544,385
Series B 5.00%, 8/15/2012	1,000,000	1,067,760
Series D 5.00%, 8/15/2015	1,150,000	1,314,852

		95,283,491

UTAH — 0.6%
Utah, State General Obligation:
Series A 5.00%, 7/1/2013	1,150,000	1,265,782
Series A 5.00%, 7/1/2015	6,000,000	6,885,840
Series C 5.00%, 7/1/2015	150,000	172,146

		8,323,768

VIRGINIA — 2.2%
Virginia, College Building Authority Revenue Series A 5.00%, 9/1/2014	150,000	168,091
Virginia, State General Obligation Series A 5.00%, 6/1/2012	1,000,000	1,061,920
Virginia, State Public Building Authority, Building Revenue Bonds:
Series A 5.00%, 8/1/2012	7,365,000	7,867,735
Series B 5.00%, 8/1/2013	5,000,000	5,491,850
Series B 5.00%, 8/1/2014	1,000,000	1,119,430
Virginia, State Public School Authority:
Series B 5.00%, 8/1/2012	1,000,000	1,067,930
Series B 5.00%, 8/1/2014	2,025,000	2,275,108
Series C 5.00%, 8/1/2013	8,570,000	9,426,829

		28,478,893

WASHINGTON — 4.0%
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,491,421
Series A 5.00%, 7/1/2012	1,090,000	1,158,463
Series A 5.00%, 7/1/2013	4,495,000	4,920,721
Series D 5.00%, 7/1/2012	1,000,000	1,062,810
Series D 5.00%, 7/1/2012	3,850,000	4,091,819
Series D 5.00%, 7/1/2014	850,000	950,759
King County, WA, School District No 1 Series A 5.00%, 6/1/2013	1,250,000	1,365,100
Seattle, WA, General Obligation 5.00%, 5/1/2013	6,540,000	7,135,729
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 4/1/2013	3,000,000	3,260,790
Series B 5.00%, 2/1/2015	7,540,000	8,505,346
Snohomish County, WA, Public Utility Revenue 4.00%, 12/1/2013	3,625,000	3,891,329
Washington, State General Obligation:
Series D 4.50%, 1/1/2012 (a)	2,450,000	2,548,049
Series R 5.00%, 1/1/2015	10,500,000	11,835,180
Series R-2006A 5.00%, 7/1/2011	—	—

		52,217,516

WISCONSIN — 2.4%
Milwaukee, WI, General Obligation 5.00%, 2/1/2015	11,825,000	13,393,823
Wisconsin, State General Obligation:
3.00%, 5/1/2013	1,000,000	1,045,080
Series C 4.00%, 5/1/2013	5,000,000	5,339,850
Series C 5.00%, 5/1/2015	10,000,000	11,333,600

		31,112,353

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,286,584,218)		1,293,463,992

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.11% (d)(e)(f)
(Cost $3,355,554)	3,355,554	3,355,554

TOTAL INVESTMENTS — 99.7% (g)
(Cost $1,289,939,772)		1,296,819,546
OTHER ASSETS & LIABILITIES — 0.3%		3,814,626

NET ASSETS — 100.0%		$1,300,634,172

See accompanying notes to financial statements.

110

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	4.67%
	National Public Finance Guarantee Corp.	1.73%
	Permanent School Fund Guaranteed	0.99%
	Ambac Financial Group	0.98%

(b)	Variable-rate security. Rate shown is rate in effect at December 31, 2010. Maturity date disclosed is the ultimate maturity.
(c)	Securities are valued at fair value as determined in good faith by Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

111

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.7%
ARIZONA — 4.5%
Arizona, Sports & Tourism Authority, Revenue 3.50%, 7/1/2036 (a)	$400,000	$400,000

CALIFORNIA — 19.0%
California, Eastern Municipal Water District, Certificates of Participation 0.34%, 7/1/2038 (a)	400,000	400,000
California, Infrastructure & Economic Development Bank Revenue Series B 4.10%, 8/1/2037 (a)	250,000	250,000
California, Statewide Communities Development Authority Revenue:
4.00%, 10/1/2036 (a)	400,000	400,000
4.20%, 4/1/2033 (a)	400,000	400,000
University of San Francisco, Educational Facilities Authority Revenue 3.25%, 5/1/2033 (a)	260,000	260,000

		1,710,000

COLORADO — 11.2%
Centerra, CO, Metropolitan District No 1 0.32%, 12/1/2029 (a)	370,000	370,000
City & County of Denver Co. 0.32%, 11/15/2022 (a)	100,000	100,000
Colorado, Fitzsimons Redevelopment Authority Revenue 0.34%, 1/1/2025 (a)	535,000	535,000

		1,005,000

ILLINOIS — 9.2%
Chicago, IL, Board of Education, General Obligation Series B 0.45%, 3/1/2032 (a)(b)	430,000	430,000
Illinois, State Toll Highway Authority Revenue Series A 0.35%, 7/1/2030 (a)	400,000	400,000

		830,000

MASSACHUSETTS — 4.5%
Massachusetts, State Water Resources Authority Revenue Series B 0.32%, 8/1/2031 (a)	400,000	400,000

NEBRASKA — 1.1%
Nebraska, Central Plains Energy Project 0.34%, 8/1/2039 (a)	100,000	100,000

NEW YORK — 7.8%
New York City, NY, Transitional Finance Authority Revenue Series 3 0.43%, 11/1/2022 (a)	400,000	400,000
New York, NY, General Obligation Series H 0.35%, 8/1/2015 (a)(b)	300,000	300,000

		700,000

NORTH CAROLINA — 4.4%
Charlotte, NC, Health Care Systems Revenue Series F 0.46%, 1/15/2042 (a)(b)	400,000	400,000

OHIO — 18.2%
Hancock County, OH, Hospital Revenue 0.95%, 12/1/2034 (a)(b)	375,000	375,000
Montgomery County, OH, Hospital Revenue Series A 0.45%, 8/1/2047 (a)(b)	400,000	400,000
Ohio, State Higher Educational Facility Commission Revenue 1.00%, 9/1/2036 (a)	485,000	485,000
Ohio, State University, General Reciepts 0.58%, 12/1/2026 (a)(b)	380,000	380,000

		1,640,000

PENNSYLVANIA — 4.4%
La Salle University, PA, Higher Educational Facilties Authority Revenue Series B 0.42%, 5/1/2037 (a)	300,000	300,000
Lower Merion, PA, School District General Obligation Series B 0.31%, 4/1/2027 (a)	100,000	100,000

		400,000

TENNESSEE — 6.5%
Metropolitan Government Nashville & Davidson County, TN, Industrial Development Board Revenue 0.41%, 12/1/2031 (a)	187,000	187,000
Signal Mountain, TN, Health, Educational & Housing Facility Board Revenue 0.50%, 1/1/2028 (a)(b)	400,000	400,000

		587,000

TEXAS — 8.9%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series C 0.33%, 6/1/2024 (a)	300,000	300,000
Katy, TX, Independent School District Series C 0.35%, 8/15/2036 (a)	100,000	100,000
Texas, State General Obligation Series B 1.30%, 4/1/2030 (a)	400,000	400,000

		800,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $8,972,000)		8,972,000

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.11% (c)(d)(e) (Cost $30,828)	30,828	30,828

TOTAL INVESTMENTS — 100.0% (f)
(Cost $9,002,828)		9,002,828
OTHER ASSETS & LIABILITIES — 0.0% (g)		(573)

NET ASSETS — 100.0%		$9,002,255

See accompanying notes to financial statements.

112

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

(a)	Variable Rate Security. Rate shown is the rate in effect at December 31, 2010. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	26.49%
	Ambac Financial Group	3.33%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
(g)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

113

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.6%
ARIZONA — 0.9%
Arizona, Salt River Project, Agricultural Improvement & Power District 4.84%, 1/1/2041	$225,000	$204,977
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	100,000	97,611

		302,588

CALIFORNIA — 36.6%
California, State General Obligation:
5.70%, 11/1/2021	200,000	192,896
6.65%, 3/1/2022	500,000	519,570
7.30%, 10/1/2039	800,000	805,680
7.35%, 11/1/2039	200,000	202,572
7.50%, 4/1/2034	600,000	620,850
7.55%, 4/1/2039	1,025,000	1,063,068
7.63%, 3/1/2040	275,000	286,938
7.70%, 11/1/2030	1,550,000	1,560,912
7.95%, 3/1/2036	325,000	333,323
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	100,000	101,119
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	200,000	195,364
Los Angeles County, CA, Metropolitan Transportation Authority 5.74%, 6/1/2039	200,000	190,226
Los Angeles County, CA, Public Works Financing Authority 7.49%, 8/1/2033	100,000	98,205
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	250,000	253,340
6.75%, 8/1/2049	200,000	206,398
Los Angeles, CA, Department of Airports 7.05%, 5/15/2040	100,000	101,396
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	200,000	182,096
6.17%, 7/1/2040	100,000	94,416
6.57%, 7/1/2045	250,000	254,975
6.60%, 7/1/2050	150,000	154,569
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	100,000	94,298
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	425,000	396,963
5.76%, 7/1/2029	200,000	189,638
6.76%, 7/1/2034	525,000	543,758
Metropolitan Water District of Southern California 6.95%, 7/1/2040	100,000	103,529
Orange County, CA, Local Transportation Authority 6.91%, 2/15/2041	150,000	156,213
Sacramento, CA, Municipal Utility District 6.16%, 5/15/2036	50,000	47,304
San Diego County, CA, Regional Transportation Commission 5.91%, 4/1/2048	200,000	196,400
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	275,000	275,382
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	580,000	573,081
6.79%, 4/1/2030	200,000	200,568
6.91%, 10/1/2050	150,000	150,374
6.92%, 4/1/2040	350,000	352,460
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	100,000	94,716
6.00%, 11/1/2040	125,000	118,880
6.95%, 11/1/2050	200,000	206,050
Santa Clara Valley, CA, Transportation Authority 5.88%, 4/1/2032	195,000	190,572
University of California, Revenue:
5.77%, 5/15/2043	250,000	235,550
5.95%, 5/15/2045	150,000	137,021
6.55%, 5/15/2048	250,000	243,882
6.58%, 5/15/2049	300,000	293,271

		12,217,823

COLORADO — 0.9%
Colorado, Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	100,000	100,634
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	100,000	99,645
Denver, CO, General Obligation 5.65%, 8/1/2030	100,000	97,128

		297,407

CONNECTICUT — 0.9%
State of Connecticut:
5.09%, 10/1/2030	200,000	188,958
5.63%, 12/1/2029	125,000	126,003

		314,961

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	100,000	101,161
5.59%, 12/1/2034	200,000	199,568
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	100,000	92,776

		393,505

GEORGIA — 3.5%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	500,000	488,750
6.66%, 4/1/2057	425,000	411,068
7.06%, 4/1/2057	175,000	160,738

See accompanying notes to financial statements.

114

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Georgia, State General Obligation 4.50%, 11/1/2025	$100,000	$98,683

		1,159,239

ILLINOIS — 5.2%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	300,000	298,068
Chicago, IL, O’Hare International Airport Revenue 6.40%, 1/1/2040	300,000	283,119
Chicago, IL, Transit Authority 6.20%, 12/1/2040	200,000	182,370
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	100,000	101,222
Chicago, IL, Water Revenue 6.74%, 11/1/2040	50,000	48,765
County of Cook, IL, General Obligation 6.23%, 11/15/2034	100,000	95,347
Illinois, State General Obligation:
6.63%, 2/1/2035	60,000	54,540
7.35%, 7/1/2035	450,000	440,766
Illinois, State Toll Highway Authority Revenue 5.85%, 12/1/2034	245,000	229,805

		1,734,002

INDIANA — 0.3%
Indianapolis, IN, Local Public Improvement Bond Bank 6.12%, 1/15/2040	100,000	103,878

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	75,000	68,456

KENTUCKY — 0.3%
Louisville & Jefferson County, KY, Metropolitan Sewer District 6.25%, 5/15/2043	100,000	99,888

LOUISIANA — 0.3%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	100,000	96,245

MASSACHUSETTS — 2.7%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	200,000	197,040
4.91%, 5/1/2029	200,000	186,488
5.46%, 12/1/2039	250,000	250,633
Massachusetts, State School Building Authority Revenue 5.72%, 8/15/2039	175,000	181,571
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	100,000	95,670

		911,402

MISSISSIPPI — 0.4%
Mississippi, State General Obligation 5.25%, 11/1/2034	125,000	119,578

MISSOURI — 1.0%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	130,000	127,045
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	103,399
5.96%, 11/1/2039	85,000	87,616

		318,060

NEVADA — 1.0%
Clark County, NV, Airport Revenue 6.88%, 7/1/2042	325,000	320,593
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	25,000	26,060

		346,653

NEW JERSEY — 6.8%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	240,000	231,367
6.10%, 12/15/2028	225,000	219,708
6.56%, 12/15/2040	265,000	266,842
New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	750,000	812,872
7.41%, 1/1/2040	570,000	625,632
Rutgers University, Revenue 5.67%, 5/1/2040	100,000	99,254

		2,255,675

NEW YORK — 14.6%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	300,000	282,729
5.72%, 6/15/2042	300,000	289,269
5.75%, 6/15/2041	300,000	296,286
5.95%, 6/15/2042	150,000	152,888
6.01%, 6/15/2042	50,000	49,955
6.28%, 6/15/2042	100,000	99,514
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	250,000	240,687
5.57%, 11/1/2038	200,000	193,774
6.83%, 7/15/2040	150,000	152,775
New York, NY, General Obligation:
5.85%, 6/1/2040	200,000	191,544
5.99%, 12/1/2036	265,000	267,337
6.25%, 6/1/2035	150,000	146,825
6.27%, 12/1/2037	300,000	312,351
6.65%, 12/1/2031	100,000	100,873
New York, NY, Metropolitan Transportation Authority Revenue:
6.09%, 11/15/2040	200,000	195,178
6.67%, 11/15/2039	125,000	124,995
6.69%, 11/15/2040	100,000	100,099

See accompanying notes to financial statements.

115

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

6.81%, 11/15/2040	$300,000	$308,793
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	430,000	474,324
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.43%, 3/15/2039	255,000	236,191
5.60%, 3/15/2040	350,000	344,088
New York, State Urban Development Corp., Revenue 5.77%, 3/15/2039	325,000	321,412

		4,881,887

NORTH CAROLINA — 0.1%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	30,000	31,210

OHIO — 4.1%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	320,000	289,712
Ohio, American Municipal Power, Inc.:
5.94%, 2/15/2047	325,000	295,597
7.50%, 2/15/2050	100,000	103,053
7.83%, 2/15/2041	350,000	378,392
8.08%, 2/15/2050	100,000	106,460
Ohio, Northeast Regional Sewer District 6.04%, 11/15/2040	100,000	98,503
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	100,000	95,483

		1,367,200

OREGON — 0.2%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	80,000	81,481

PENNSYLVANIA — 2.1%
Pennsylvania Turnpike Commission 5.56%, 12/1/2049	125,000	107,992
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	165,000	158,671
5.35%, 5/1/2030	100,000	97,422
5.85%, 7/15/2030	150,000	151,155
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	175,000	155,167
6.11%, 12/1/2039	35,000	34,307

		704,714

PUERTO RICO — 0.3%
Puerto Rico, Electric Power Authority Revenue 6.13%, 7/1/2040	100,000	97,829

SOUTH CAROLINA — 0.5%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	150,000	154,007

TENNESSEE — 0.4%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	150,000	147,708

TEXAS — 10.3%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	150,000	151,797
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	115,000	102,119
5.02%, 12/1/2048	125,000	110,536
6.00%, 12/1/2044	350,000	362,982
6.25%, 12/1/2034	100,000	101,915
Dallas, TX, Convention Center Hotel Development Corp. 7.09%, 1/1/2042	175,000	176,202
Dallas, TX, Independent School District 6.45%, 2/15/2035	225,000	234,603
North, TX, Tollway Authority Revenue:
6.72%, 1/1/2049	300,000	293,700
8.91%, 2/1/2030	60,000	61,391
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	100,000	101,931
5.99%, 2/1/2039	195,000	199,310
Texas, State General Obligation 5.52%, 4/1/2039	370,000	376,801
Texas, State Transportation Commission, General Obligation:
4.63%, 4/1/2033	100,000	92,198
4.68%, 4/1/2040	150,000	136,536
5.03%, 4/1/2026	390,000	386,825
Texas, State Transportation Commission, Revenue Series B 5.18%, 4/1/2030	150,000	148,599
University of Texas, Revenue:
5.13%, 8/15/2042	210,000	201,732
5.26%, 7/1/2039	200,000	194,240

		3,433,417

UTAH — 1.4%
Utah, State General Obligation:
3.54%, 7/1/2025	300,000	271,731
4.55%, 7/1/2024	100,000	101,180
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	100,000	105,126

		478,037

VIRGINIA — 0.8%
University of Virginia, Revenue 6.20%, 9/1/2039	100,000	111,488
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	145,000	141,903

		253,391

See accompanying notes to financial statements.

116

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

WASHINGTON — 1.6%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	$125,000	$124,888
Washington, State Convention Center Public Facilities Revenue 6.79%, 7/1/2040	100,000	97,673
Washington, State General Obligation 5.14%, 8/1/2040	325,000	310,550

		533,111

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $34,167,546)		32,903,352

U.S. TREASURY OBLIGATIONS — 0.4%
Treasury Bonds 4.25%, 11/15/2040 (Cost $117,894)	125,000	122,969

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.18% (a)(b)(c) (Cost $40,995)	40,995	40,995

TOTAL INVESTMENTS — 99.1% (d)
(Cost $34,326,435)		33,067,316
OTHER ASSETS & LIABILITIES — 0.9%		301,180

NET ASSETS — 100.0%		$33,368,496

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	Value is determined based on Level 1 inputs. (Note 2)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

117

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 3.9%
Commonwealth of Australia:
3.00%, 9/20/2025	AUD	9,378,996	$9,861,642
4.00%, 8/20/2015	AUD	5,409,782	5,817,549
4.00%, 8/20/2020	AUD	16,700,347	18,864,960

			34,544,151

BRAZIL — 4.8%
Federal Republic of Brazil:
6.00%, 5/15/2017	BRL	39,108,835	23,676,628
6.00%, 8/15/2024	BRL	23,716,674	14,578,636
6.00%, 5/15/2035	BRL	7,533,300	4,760,045

			43,015,309

CANADA — 4.8%
Government of Canada:
2.00%, 12/1/2041	CAD	6,005,397	7,379,070
3.00%, 12/1/2036	CAD	5,819,512	8,247,822
4.00%, 12/1/2031	CAD	6,685,979	10,360,525
4.25%, 12/1/2021	CAD	6,273,498	8,465,236
4.25%, 12/1/2026	CAD	5,769,886	8,498,417

			42,951,070

CHILE — 3.9%
Republic of Chile:
3.00%, 5/1/2017	CLP	1,630,621,800	3,527,270
3.00%, 1/1/2018	CLP	11,478,719,250	24,723,606
3.00%, 3/1/2028	CLP	2,639,032,650	5,562,829
3.00%, 1/1/2030	CLP	214,555,500	450,483
5.00%, 1/1/2016	CLP	257,466,600	611,047

			34,875,235

FRANCE — 16.5%
Republic of France:
1.00%, 7/25/2017	EUR	29,537,309	40,307,363
1.60%, 7/25/2015	EUR	25,429,474	35,892,319
1.80%, 7/25/2040	EUR	8,498,899	11,687,887
2.25%, 7/25/2020	EUR	23,652,869	34,251,008
2.50%, 7/25/2013	EUR	3,888,912	5,618,373
3.00%, 7/25/2012	EUR	2,736,149	3,908,543
3.15%, 7/25/2032	EUR	6,897,436	11,623,946
3.40%, 7/25/2029	EUR	2,583,112	4,451,622

			147,741,061

GERMANY — 4.7%
Federal Republic of Germany:
1.50%, 4/15/2016	EUR	19,738,478	28,031,909
1.75%, 4/15/2020	EUR	5,870,996	8,336,212
2.25%, 4/15/2013	EUR	3,888,640	5,535,034

			41,903,155

GREECE — 3.1%
Republic of Greece:
2.30%, 7/25/2030	EUR	21,855,080	12,874,280
2.90%, 7/25/2025	EUR	24,830,304	14,417,050

			27,291,330

ISRAEL — 5.1%
State of Israel:
4.00%, 7/30/2021	ILS	43,064,899	14,934,116
4.00%, 7/31/2024	ILS	35,763,891	12,585,349
5.00%, 4/30/2015	ILS	53,267,997	18,025,373

			45,544,838

ITALY — 4.8%
Republic of Italy:
2.15%, 9/15/2014	EUR	11,785,095	15,919,394
2.35%, 9/15/2035	EUR	3,599,023	4,270,124
2.60%, 9/15/2023	EUR	18,161,891	22,976,289

			43,165,807

JAPAN — 4.8%
Government of Japan 10 Year Bond 1.10%, 12/10/2016	JPY	3,500,739,000	43,184,629

MEXICO — 4.4%
United Mexican States:
3.50%, 12/19/2013	MXN	33,010,365	2,806,443
4.50%, 11/22/2035	MXN	158,959,411	14,638,597
5.00%, 6/16/2016	MXN	240,505,376	22,142,718

			39,587,758

POLAND — 2.9%
Republic of Poland 3.00%, 8/24/2016	PLN	73,941,933	25,417,735

SOUTH AFRICA — 4.9%
Republic of South Africa:
3.45%, 12/7/2033	ZAR	118,845,095	20,421,196
6.25%, 3/31/2013	ZAR	137,032,085	22,959,021

			43,380,217

SOUTH KOREA — 2.7%
Republic of South Korea:
2.75%, 3/10/2017	KRW	22,171,202,861	20,644,537
2.75%, 6/10/2020	KRW	3,415,784,600	3,350,914

			23,995,451

SWEDEN — 4.8%
Kingdom of Sweden:
3.50%, 12/1/2015	SEK	50,684,437	8,566,379
3.50%, 12/1/2028	SEK	15,384,218	3,048,082
4.00%, 12/1/2020	SEK	165,311,128	31,087,646

			42,702,107

TURKEY — 4.4%
Republic of Turkey:
9.00%, 5/21/2014	TRY	39,064,895	31,792,580
10.00%, 2/15/2012	TRY	10,495,200	7,498,715

			39,291,295

UNITED KINGDOM — 18.8%
United Kingdom Treasury Bond:
0.63%, 11/22/2042	GBP	690,749	1,103,593
0.75%, 11/22/2047	GBP	2,478,478	4,208,641
1.13%, 11/22/2037	GBP	7,926,440	14,064,904
1.25%, 11/22/2017	GBP	6,268,005	10,670,227
1.25%, 11/22/2027	GBP	40,161,604	68,892,991
1.25%, 11/22/2055	GBP	5,274,538	10,897,368
1.88%, 11/22/2022	GBP	19,459,569	34,949,179
2.00%, 1/26/2035	GBP	2,035,068	4,198,905
2.50%, 7/26/2016	GBP	3,753,042	6,731,684

See accompanying notes to financial statements.

118

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

2.50%, 4/16/2020	GBP	1,880,625	$3,479,832
4.13%, 7/22/2030	GBP	3,482,267	8,997,913

			168,195,237

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $843,729,005)			886,786,385

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid
Reserves Fund 0.18% (b)(c)(d)
(Cost $173,461)		173,461	173,461

TOTAL INVESTMENTS — 99.3% (e)
(Cost $843,902,466)			886,959,846
OTHER ASSETS & LIABILITIES — 0.7%			6,413,411

NET ASSETS — 100.0%			$893,373,257

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
AUD = Australian Dollar
BRL = Brazilian Real
CAD = Canadian Dollar
CLP = Chilean Peso
EUR = Euro Currency
GBP = Great British Pound
ILS = Israeli Shekel
JPY = Japanese Yen
KRW = South Korean Won
MXN = Mexican Peso
PLN = Polish Zloty
SEK = Swedish Krona
TRY = Turkish Lira
ZAR = South African Rand

See accompanying notes to financial statements.

119

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 90.4%
AUSTRALIA — 3.0%
Commonwealth of Australia:
4.75%, 11/15/2012	AUD	530,000	$539,745
5.75%, 4/15/2012	AUD	2,330,000	2,411,749
6.50%, 5/15/2013	AUD	2,000,000	2,110,558

			5,062,052

AUSTRIA — 2.9%
Republic of Austria:
3.80%, 10/20/2013 (a)	EUR	750,000	1,071,081
5.00%, 7/15/2012 (a)	EUR	2,610,000	3,714,650

			4,785,731

BELGIUM — 4.1%
Kingdom of Belgium:
2.00%, 3/28/2012	EUR	935,000	1,258,113
4.00%, 3/28/2013	EUR	1,450,000	2,019,674
4.25%, 9/28/2013	EUR	1,000,000	1,404,134
8.00%, 12/24/2012	EUR	1,468,000	2,190,068

			6,871,989

CANADA — 4.6%
Government of Canada:
1.50%, 6/1/2012	CAD	1,500,000	1,508,922
1.75%, 3/1/2013	CAD	1,550,000	1,560,233
2.00%, 9/1/2012	CAD	1,150,000	1,164,733
2.50%, 9/1/2013	CAD	1,000,000	1,022,624
3.50%, 6/1/2013	CAD	750,000	784,939
5.25%, 6/1/2012	CAD	1,555,000	1,645,422

			7,686,873

DENMARK — 2.8%
Kingdom of Denmark:
4.00%, 11/15/2012	DKK	14,290,000	2,702,159
5.00%, 11/15/2013	DKK	9,500,000	1,884,143

			4,586,302

FRANCE — 4.5%
Republic of France:
3.75%, 1/12/2013	EUR	1,110,000	1,570,621
4.00%, 10/25/2013	EUR	1,000,000	1,437,847
4.50%, 7/12/2013	EUR	500,000	723,890
4.75%, 10/25/2012	EUR	1,500,000	2,147,172
5.00%, 4/25/2012	EUR	1,160,000	1,641,121

			7,520,651

GERMANY — 9.4%
Federal Republic of Germany:
0.75%, 9/14/2012	EUR	350,000	469,317
1.00%, 3/16/2012	EUR	500,000	673,834
3.75%, 7/4/2013	EUR	2,600,000	3,722,637
4.00%, 4/13/2012	EUR	2,215,000	3,098,836
4.50%, 1/4/2013	EUR	2,200,000	3,164,031
5.00%, 7/4/2012	EUR	3,130,000	4,466,282

			15,594,937

HUNGARY — 2.1%
Republic of Hungary:
6.00%, 10/24/2012	HUF	113,500,000	537,061
6.75%, 2/12/2013	HUF	436,750,000	2,076,730
7.25%, 6/12/2012	HUF	185,000,000	896,841

			3,510,632

ITALY — 10.1%
Republic of Italy:
2.25%, 11/1/2013	EUR	250,000	325,900
2.50%, 7/1/2012	EUR	1,000,000	1,341,447
3.00%, 3/1/2012	EUR	2,250,000	3,042,269
4.00%, 4/15/2012	EUR	600,000	819,290
4.25%, 10/15/2012	EUR	3,735,000	5,131,500
4.25%, 4/15/2013	EUR	600,000	825,706
4.25%, 8/1/2013	EUR	1,750,000	2,412,370
4.75%, 2/1/2013	EUR	2,110,000	2,933,595

			16,832,077

JAPAN — 18.0%
Government of Japan 2 Year Bond:
0.10%, 10/15/2012	JPY	86,750,000	1,068,160
0.20%, 12/15/2012	JPY	60,000,000	740,126
Government of Japan 5 Year Bond:
0.80%, 3/20/2013	JPY	325,000,000	4,061,039
0.90%, 12/20/2012	JPY	345,000,000	4,313,859
1.00%, 6/20/2013	JPY	233,250,000	2,931,947
1.10%, 9/20/2012	JPY	266,000,000	3,332,450
1.20%, 3/20/2012	JPY	165,000,000	2,059,502
1.50%, 6/20/2012	JPY	621,100,000	7,805,360
Government of Japan 10 Year Bond:
1.30%, 6/20/2012	JPY	32,800,000	411,022
1.40%, 9/20/2013	JPY	250,500,000	3,187,801

			29,911,266

MEXICO — 1.7%
United Mexican States:
7.50%, 6/21/2012	MXN	19,340,000	1,626,071
9.00%, 6/20/2013	MXN	13,500,000	1,183,193

			2,809,264

NETHERLANDS — 4.2%
Kingdom of the Netherlands:
1.75%, 1/15/2013	EUR	3,540,000	4,829,349
5.00%, 7/15/2012	EUR	1,480,000	2,112,905

			6,942,254

POLAND — 3.3%
Republic of Poland:
Zero Coupon, 10/25/2012	PLN	7,150,000	2,235,359
4.75%, 4/25/2012	PLN	4,080,000	1,385,851
5.25%, 4/25/2013	PLN	5,250,000	1,800,193

			5,421,403

SINGAPORE — 2.4%
Government of Singapore:
2.25%, 7/1/2013	SGD	1,250,000	1,019,941
2.50%, 10/1/2012	SGD	1,750,000	1,412,303
2.63%, 4/1/2012	SGD	1,890,000	1,514,444

			3,946,688

See accompanying notes to financial statements.

120

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

SOUTH KOREA — 4.3%
Korea Treasury Bond:
3.75%, 6/10/2013	KRW	1,750,000,000	$1,553,960
4.00%, 6/10/2012	KRW	750,000,000	668,683
4.25%, 12/10/2012	KRW	2,500,000,000	2,238,521
4.75%, 12/10/2011	KRW	3,000,000,000	2,687,457

			7,148,621

SPAIN — 4.4%
Kingdom of Spain:
2.75%, 4/30/2012	EUR	1,005,000	1,339,576
4.20%, 7/30/2013	EUR	1,850,000	2,503,957
5.00%, 7/30/2012	EUR	1,075,000	1,476,332
6.15%, 1/31/2013	EUR	1,470,000	2,068,968

			7,388,833

SWEDEN — 2.2%
Kingdom of Sweden 5.50%, 10/8/2012	SEK	23,490,000	3,713,026

TAIWAN — 2.0%
Government of Taiwan:
2.00%, 7/20/2012	TWD	10,000,000	350,802
2.38%, 1/16/2013	TWD	85,000,000	3,021,961

			3,372,763

UNITED KINGDOM — 4.4%
United Kingdom Treasury Bond:
4.50%, 3/7/2013	GBP	1,520,000	2,553,467
5.00%, 3/7/2012	GBP	1,355,000	2,227,551
5.25%, 6/7/2012	GBP	970,000	1,614,525
8.00%, 9/27/2013	GBP	550,000	1,018,544

			7,414,087

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $147,226,036)			150,519,449

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid
Reserves Fund 0.18% (b)(c)(d)
(Cost $1,205,745)		1,205,745	1,205,745

TOTAL INVESTMENTS — 91.1% (e)
(Cost $148,431,781)			151,725,194
OTHER ASSETS & LIABILITIES — 8.9%			14,890,483

NET ASSETS — 100.0%			$166,615,677

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

At December 31, 2010, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2010	for U.S. $	(Depreciation)	Counterparty

3/4/2011	20,000,000	TWD	$687,178	$(668,896)	$18,282	Royal Bank of Scotland

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HUF — Hungarian Forint
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
TWD — Taiwan Dollar

See accompanying notes to financial statements.

121

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.2%
AUSTRALIA — 3.6%
Commonwealth of Australia:
4.50%, 4/15/2020	AUD	2,750,000	$2,610,938
4.75%, 6/15/2016	AUD	2,000,000	1,986,855
5.25%, 3/15/2019	AUD	6,035,000	6,082,621
5.50%, 12/15/2013	AUD	4,925,000	5,092,111
5.75%, 4/15/2012	AUD	5,500,000	5,692,970
5.75%, 5/15/2021	AUD	2,000,000	2,081,139
5.75%, 7/15/2022	AUD	3,500,000	3,635,894
6.00%, 2/15/2017	AUD	6,130,000	6,467,603
6.25%, 4/15/2015	AUD	4,250,000	4,507,066
6.50%, 5/15/2013	AUD	9,730,000	10,267,864

			48,425,061

AUSTRIA — 4.0%
Republic of Austria:
3.40%, 10/20/2014	EUR	3,850,000	5,439,902
3.50%, 9/15/2021 (a)	EUR	7,500,000	10,030,440
3.80%, 10/20/2013 (a)	EUR	6,535,000	9,332,683
4.00%, 9/15/2016 (a)	EUR	4,750,000	6,828,755
4.15%, 3/15/2037 (a)	EUR	2,350,000	3,293,694
4.65%, 1/15/2018	EUR	7,445,000	11,028,479
5.00%, 7/15/2012 (a)	EUR	1,750,000	2,490,666
6.25%, 7/15/2027	EUR	3,365,000	5,886,220

			54,330,839

BELGIUM — 4.5%
Kingdom of Belgium:
3.25%, 9/28/2016	EUR	1,750,000	2,322,711
3.75%, 9/28/2015	EUR	4,500,000	6,178,968
4.00%, 3/28/2019	EUR	5,770,000	7,835,959
4.00%, 3/28/2022	EUR	4,000,000	5,330,679
4.25%, 9/28/2013	EUR	3,500,000	4,914,469
4.25%, 9/28/2014	EUR	1,250,000	1,761,624
5.00%, 9/28/2012	EUR	9,715,000	13,691,601
5.00%, 3/28/2035	EUR	6,025,000	8,840,368
5.50%, 9/28/2017	EUR	6,510,000	9,701,604

			60,577,983

CANADA — 4.6%
Government of Canada:
1.50%, 12/1/2012	CAD	3,500,000	3,511,095
2.50%, 9/1/2013	CAD	2,500,000	2,556,559
3.00%, 6/1/2014	CAD	5,000,000	5,185,226
3.25%, 6/1/2021	CAD	1,000,000	1,008,595
3.50%, 6/1/2013	CAD	2,500,000	2,616,465
3.50%, 6/1/2020	CAD	3,250,000	3,371,509
3.75%, 6/1/2019	CAD	5,625,000	5,965,789
4.00%, 6/1/2016	CAD	9,330,000	10,082,860
4.00%, 6/1/2041	CAD	1,500,000	1,643,184
5.00%, 6/1/2037	CAD	5,850,000	7,305,891
5.25%, 6/1/2012	CAD	7,655,000	8,100,133
5.25%, 6/1/2013	CAD	4,000,000	4,352,720
5.75%, 6/1/2029	CAD	4,740,000	6,229,333

			61,929,359

DENMARK — 3.3%
Kingdom of Denmark:
4.00%, 11/15/2015	DKK	22,250,000	4,356,035
4.00%, 11/15/2017	DKK	22,755,000	4,456,377
4.00%, 11/15/2019	DKK	37,350,000	7,259,597
4.50%, 11/15/2039	DKK	45,485,000	9,793,672
5.00%, 11/15/2013	DKK	78,675,000	15,603,678
7.00%, 11/10/2024	DKK	9,550,000	2,415,232

			43,884,591

FRANCE — 4.5%
Republic of France:
2.50%, 1/12/2014	EUR	1,100,000	1,521,231
2.50%, 1/15/2015	EUR	12,230,000	16,787,484
3.50%, 4/25/2020	EUR	1,750,000	2,379,408
3.50%, 4/25/2026	EUR	700,000	914,388
3.75%, 10/25/2019	EUR	10,230,000	14,253,676
4.00%, 4/25/2013	EUR	3,390,000	4,844,787
4.00%, 4/25/2018	EUR	750,000	1,076,152
4.50%, 4/25/2041	EUR	2,850,000	4,226,026
5.00%, 4/25/2012	EUR	4,010,000	5,673,184
5.00%, 10/25/2016	EUR	1,000,000	1,519,038
5.75%, 10/25/2032	EUR	3,985,000	6,817,000

			60,012,374

GERMANY — 4.4%
Federal Republic of Germany:
1.00%, 3/16/2012	EUR	4,000,000	5,390,673
2.25%, 4/10/2015	EUR	5,230,000	7,177,405
3.00%, 7/4/2020	EUR	3,250,000	4,382,015
3.25%, 7/4/2042	EUR	500,000	648,002
3.50%, 1/4/2016	EUR	2,000,000	2,877,385
3.50%, 7/4/2019	EUR	2,000,000	2,816,908
4.00%, 7/4/2016	EUR	1,500,000	2,207,099
4.00%, 1/4/2037	EUR	3,500,000	5,078,622
4.25%, 7/4/2017	EUR	5,590,000	8,327,788
4.50%, 1/4/2013	EUR	8,635,000	12,418,823
5.50%, 1/4/2031	EUR	1,750,000	2,995,730
5.63%, 1/4/2028	EUR	3,115,000	5,308,287

			59,628,737

ITALY — 10.6%
Republic of Italy:
2.50%, 7/1/2012	EUR	3,500,000	4,695,066
3.00%, 6/15/2015	EUR	5,350,000	6,966,349
3.50%, 6/1/2014	EUR	2,750,000	3,699,226
3.75%, 12/15/2013	EUR	750,000	1,018,046
3.75%, 8/1/2016	EUR	5,250,000	6,977,992
3.75%, 3/1/2021	EUR	1,880,000	2,314,041
3.75%, 8/1/2021	EUR	5,000,000	6,185,354
4.00%, 4/15/2012	EUR	3,500,000	4,779,194
4.00%, 9/1/2020	EUR	2,250,000	2,858,509
4.00%, 2/1/2037	EUR	10,315,000	11,332,709
4.25%, 8/1/2013	EUR	5,000,000	6,892,485
4.25%, 2/1/2015	EUR	2,500,000	3,432,693
4.25%, 2/1/2019	EUR	3,500,000	4,623,400
4.25%, 9/1/2019	EUR	9,900,000	12,965,788
4.25%, 3/1/2020	EUR	2,000,000	2,600,462
4.50%, 2/1/2020	EUR	2,500,000	3,318,192
4.75%, 2/1/2013	EUR	11,645,000	16,190,388
5.00%, 2/1/2012	EUR	6,480,000	8,926,924
5.00%, 3/1/2025	EUR	525,000	701,624
5.25%, 8/1/2017	EUR	6,525,000	9,267,456
5.25%, 11/1/2029	EUR	5,000,000	6,695,680

See accompanying notes to financial statements.

122

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

5.75%, 2/1/2033	EUR	1,500,000	$2,101,351
6.00%, 5/1/2031	EUR	2,750,000	3,960,020
6.50%, 11/1/2027	EUR	6,135,000	9,374,030

			141,876,979

JAPAN — 23.2%
Government of Japan 2 Year Bond 0.10%, 10/15/2012	JPY	625,000,000	7,695,680
Government of Japan 5 Year Bond 1.50%, 6/20/2013	JPY	150,000,000	1,908,137
Government of Japan 10 Year Bond:
1.00%, 9/20/2020	JPY	554,000,000	6,770,310
1.30%, 6/20/2012	JPY	3,806,100,000	47,694,814
1.30%, 12/20/2019	JPY	285,250,000	3,607,719
1.30%, 3/20/2020	JPY	600,000,000	7,572,044
1.40%, 12/20/2013	JPY	975,000,000	12,430,447
1.50%, 9/20/2014	JPY	5,082,200,000	65,416,226
1.50%, 9/20/2015	JPY	625,000,000	8,099,100
1.60%, 12/20/2015	JPY	122,000,000	1,591,132
1.70%, 12/20/2016	JPY	1,540,600,000	20,278,688
1.70%, 9/20/2017	JPY	825,000,000	10,869,300
1.90%, 6/20/2016	JPY	161,350,000	2,141,038
Government of Japan 20 Year Bond:
1.80%, 9/20/2030	JPY	161,350,000	1,958,923
1.90%, 3/20/2029	JPY	804,300,000	10,045,901
2.10%, 9/20/2029	JPY	351,250,000	4,504,904
2.30%, 6/20/2027	JPY	2,216,200,000	29,681,368
2.60%, 3/20/2019	JPY	1,269,800,000	17,817,405
2.90%, 9/20/2019	JPY	2,266,200,000	32,456,913
Government of Japan 30 Year Bond:
2.30%, 3/20/2039	JPY	82,500,000	1,087,031
2.30%, 3/20/2040	JPY	208,250,000	2,751,380
2.40%, 3/20/2037	JPY	1,094,950,000	14,678,662

			311,057,122

MEXICO — 3.2%
United Mexican States:
7.25%, 12/15/2016	MXN	69,850,000	5,880,674
8.50%, 12/13/2018	MXN	31,250,000	2,798,920
8.50%, 5/31/2029	MXN	6,500,000	570,854
9.00%, 12/20/2012	MXN	164,691,000	14,307,314
9.50%, 12/18/2014	MXN	60,000,000	5,444,949
10.00%, 12/5/2024	MXN	95,720,000	9,674,441
10.00%, 11/20/2036	MXN	45,000,000	4,520,066

			43,197,218

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
1.75%, 1/15/2013	EUR	7,000,000	9,549,561
2.50%, 1/15/2012	EUR	2,200,000	3,006,102
3.25%, 7/15/2015	EUR	4,500,000	6,377,766
3.50%, 7/15/2020	EUR	6,730,000	9,276,924
3.75%, 7/15/2014	EUR	6,625,000	9,576,932
3.75%, 1/15/2023	EUR	750,000	1,045,575
3.75%, 1/15/2042	EUR	1,000,000	1,398,486
4.00%, 7/15/2018	EUR	1,710,000	2,475,534
4.00%, 1/15/2037	EUR	2,970,000	4,283,276
4.50%, 7/15/2017	EUR	6,080,000	9,081,998
5.50%, 1/15/2028	EUR	2,430,000	4,069,223

			60,141,377

POLAND — 3.4%
Republic of Poland:
Zero Coupon, 1/25/2012	PLN	10,130,000	3,280,033
Zero Coupon, 7/25/2012	PLN	24,000,000	7,597,938
4.75%, 4/25/2012	PLN	7,315,000	2,484,681
5.00%, 10/24/2013	PLN	1,000,000	339,302
5.25%, 4/25/2013	PLN	15,000,000	5,143,409
5.25%, 10/25/2017	PLN	16,100,000	5,323,515
5.50%, 10/25/2019	PLN	7,675,000	2,519,440
5.75%, 4/25/2014	PLN	15,000,000	5,176,852
5.75%, 9/23/2022	PLN	20,760,000	6,831,283
5.75%, 4/25/2029	PLN	2,500,000	811,056
6.25%, 10/24/2015	PLN	17,215,000	6,036,773

			45,544,282

SOUTH AFRICA — 3.2%
Republic of South Africa:
6.25%, 3/31/2036	ZAR	34,000,000	4,034,595
7.25%, 1/15/2020	ZAR	85,285,000	12,156,859
7.50%, 1/15/2014	ZAR	15,000,000	2,342,569
8.25%, 9/15/2017	ZAR	15,500,000	2,379,483
10.50%, 12/21/2026	ZAR	49,850,000	8,982,682
13.50%, 9/15/2015	ZAR	69,725,000	13,076,218

			42,972,406

SPAIN — 4.5%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	2,000,000	2,579,507
3.15%, 1/31/2016	EUR	5,010,000	6,280,059
3.30%, 10/31/2014	EUR	3,500,000	4,558,791
3.80%, 1/31/2017	EUR	2,000,000	2,525,845
4.00%, 4/30/2020	EUR	2,250,000	2,716,067
4.20%, 1/31/2037	EUR	5,635,000	5,807,919
4.40%, 1/31/2015	EUR	2,500,000	3,365,783
4.60%, 7/30/2019	EUR	6,620,000	8,439,730
4.65%, 7/30/2025	EUR	2,500,000	2,971,210
4.70%, 7/30/2041	EUR	600,000	658,699
5.00%, 7/30/2012	EUR	2,850,000	3,913,997
6.00%, 1/31/2029	EUR	3,500,000	4,723,459
6.15%, 1/31/2013	EUR	8,120,000	11,428,585

			59,969,651

SWEDEN — 3.1%
Kingdom of Sweden:
3.75%, 8/12/2017	SEK	13,385,000	2,073,457
4.25%, 3/12/2019	SEK	133,405,000	21,337,736
4.50%, 8/12/2015	SEK	18,000,000	2,887,347
5.00%, 12/1/2020	SEK	25,750,000	4,379,551
5.50%, 10/8/2012	SEK	24,775,000	3,916,144
6.75%, 5/5/2014	SEK	40,000,000	6,759,216

			41,353,451

TAIWAN — 3.0%
Government of Taiwan:
1.38%, 9/9/2019	TWD	400,000,000	13,690,340

See accompanying notes to financial statements.

123

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

2.00%, 7/20/2014	TWD	365,000,000	$13,036,458
2.00%, 7/20/2015	TWD	30,000,000	1,075,494
2.13%, 8/13/2029	TWD	170,000,000	6,074,160
2.38%, 9/21/2017	TWD	50,000,000	1,842,406
3.63%, 3/8/2012	TWD	135,000,000	4,794,663

			40,513,521

UNITED KINGDOM — 10.6%
United Kingdom Treasury Bond:
2.25%, 3/7/2014	GBP	6,500,000	10,389,424
2.75%, 1/22/2015	GBP	5,300,000	8,527,388
3.75%, 9/7/2020	GBP	9,250,000	14,760,620
4.25%, 12/7/2046	GBP	1,750,000	2,781,672
4.25%, 12/7/2049	GBP	950,000	1,516,372
4.50%, 3/7/2013	GBP	5,500,000	9,239,516
4.50%, 3/7/2019	GBP	5,950,000	10,177,318
4.50%, 9/7/2034	GBP	1,500,000	2,451,856
4.75%, 9/7/2015	GBP	8,740,000	15,229,236
4.75%, 12/7/2030	GBP	4,500,000	7,631,256
4.75%, 12/7/2038	GBP	17,814,000	30,481,533
5.00%, 3/7/2012	GBP	5,285,000	8,688,271
5.00%, 3/7/2018	GBP	4,750,000	8,448,029
5.00%, 3/7/2025	GBP	7,225,000	12,696,169

			143,018,660

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,234,965,127)			1,318,433,611

	Shares
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.18% (b)(c)(d) (Cost $10,820,067)		10,820,067	10,820,067

TOTAL INVESTMENTS — 99.0% (e)
(Cost $1,245,785,194)			1,329,253,678
OTHER ASSETS & LIABILITIES — 1.0%			13,116,652

NET ASSETS — 100.0%			$1,342,370,330

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.4% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. ( Note 2)

At December 31, 2010, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2010	for U.S. $	(Depreciation)	Counterparty

3/4/2011	335,000,000	TWD	$11,510,247	$(11,144,378)	$365,869	BNP Paribas

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		December 31, 2010	for U.S. $	(Depreciation)	Counterparty

3/4/2011	52,000,000	TWD	$1,786,665	$1,732,300	$(54,365)	BNP Paribas

					$311,504

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TWD — Taiwan Dollar
ZAR — South African Rand

See accompanying notes to financial statements.

124

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.6%
AUSTRALIA — 4.3%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	50,000	$67,730
BHP Billion Finance, Ltd. 4.75%, 4/4/2012	EUR	50,000	69,634
National Australia Bank, Ltd. 3.50%, 1/23/2015	EUR	50,000	68,343
Telstra Corp., Ltd. 4.75%, 3/21/2017	EUR	50,000	71,601

			277,308

CANADA — 1.2%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	50,000	74,540

DENMARK — 1.1%
Danske Bank A/S 4.75%, 6/4/2014	EUR	50,000	70,726

FRANCE — 12.4%
Autoroutes du Sud de la France 5.63%, 7/4/2022	EUR	50,000	73,179
BNP Paribas 3.25%, 3/27/2012	EUR	50,000	68,472
Bouygues SA 6.13%, 7/3/2015	EUR	50,000	75,594
Carrefour SA 5.13%, 10/10/2014	EUR	50,000	73,165
France Telecom SA:
3.88%, 4/9/2020	EUR	50,000	66,025
5.00%, 1/22/2014	EUR	50,000	72,277
GDF Suez 6.38%, 1/18/2021	EUR	50,000	80,012
Sanofi-Aventis SA 3.50%, 5/17/2013	EUR	50,000	69,270
Societe Generale 5.25%, 3/28/2013	EUR	50,000	71,286
Total Capital SA 4.75%, 12/10/2013	EUR	50,000	71,936
Veolia Environnement 5.25%, 4/24/2014	EUR	50,000	72,672

			793,888

GERMANY — 5.4%
BASF SE 3.75%, 10/8/2012	EUR	50,000	69,459
Bayer AG 6.00%, 4/10/2012	EUR	50,000	70,763
Commerzbank AG 5.00%, 2/6/2014	EUR	50,000	71,198
Daimler AG 3.00%, 7/19/2013	EUR	50,000	68,512
Deutsche Bank AG 4.88%, 9/24/2012	EUR	50,000	70,585

			350,517

HONG KONG — 1.1%
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	50,000	69,898

IRELAND — 3.3%
GE Capital European Funding:
4.25%, 3/1/2017	EUR	50,000	68,109
4.75%, 7/30/2014	EUR	100,000	141,980

			210,089

ITALY — 7.4%
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	50,000	67,354
Banca Monte dei Paschi di Siena SpA 5.00%, 10/25/2012	EUR	50,000	69,151
Banco Popolare SC 3.75%, 8/7/2012	EUR	50,000	67,276
ENI SpA 4.63%, 4/30/2013	EUR	50,000	70,871
Intesa Sanpaolo SpA 3.38%, 1/19/2015	EUR	50,000	66,162
Telecom Italia SpA 5.25%, 2/10/2022	EUR	50,000	64,226
UniCredit SpA, Series E 4.88%, 2/12/2013	EUR	50,000	69,422

			474,462

LUXEMBOURG — 1.0%
Enel Finance International SA 5.00%, 9/14/2022	EUR	50,000	67,762

NETHERLANDS — 17.8%
Allianz Finance II BV 4.75%, 7/22/2019	EUR	50,000	70,021
BMW Finance NV 3.88%, 1/18/2017	EUR	50,000	69,231
Deutsche Telekom International Finance BV 6.00%, 1/20/2017	EUR	50,000	75,563
E.ON International Finance BV:
5.13%, 10/2/2012	EUR	50,000	70,929
5.88%, 10/30/2037	GBP	50,000	85,163
EDP Finance BV 5.50%, 2/18/2014	EUR	50,000	68,270
ING Groep NV 4.75%, 5/31/2017	EUR	50,000	68,869
Rabobank Nederland NV:
4.00%, 9/10/2015	GBP	150,000	243,495
4.13%, 7/14/2025	EUR	20,000	25,557
RWE Finance BV 6.50%, 8/10/2021	EUR	50,000	79,779
Shell International Finance BV 4.50%, 2/9/2016	EUR	50,000	72,180
Siemens Financieringsmaatschappij NV 5.13%, 2/20/2017	EUR	50,000	73,970
ThyssenKrupp Finance Nederland BV 6.75%, 2/25/2013	EUR	50,000	72,151
Volkswagen International Finance NV 5.63%, 2/9/2012	EUR	50,000	70,096

			1,145,274

NORWAY — 1.1%
DnB NOR Bank ASA 4.50%, 5/29/2014	EUR	50,000	71,278

See accompanying notes to financial statements.

125

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount		Value

SPAIN — 6.2%
Abertis Infraestructuras SA 4.63%, 10/14/2016	EUR	50,000	$61,535
BBVA Senior Finance SAU 3.25%, 4/23/2015	EUR	50,000	62,635
Gas Natural Capital Markets SA 5.25%, 7/9/2014	EUR	50,000	68,253
Iberdrola Finanzas SAU 6.38%, 11/25/2011	EUR	50,000	69,653
Santander International Debt SA 5.63%, 2/14/2012	EUR	50,000	68,552
Telefonica Emisiones SAU 3.41%, 3/24/2015	EUR	50,000	65,821

			396,449

SWEDEN — 3.2%
Nordea Bank AB 3.00%, 8/6/2012	EUR	50,000	68,379
Skandinaviska Enskilda Banken AB 4.38%, 5/29/2012	EUR	50,000	69,353
Svenska Handelsbanken AB 3.00%, 8/20/2012	EUR	50,000	68,281

			206,013

UNITED KINGDOM — 16.9%
Barclays Bank PLC 4.88%, 8/13/2019	EUR	50,000	68,299
BAT International Finance PLC 5.38%, 6/29/2017	EUR	50,000	73,618
British Telecommunications PLC 5.25%, 1/22/2013	EUR	50,000	70,834
Credit Suisse/London:
3.88%, 1/25/2017	EUR	50,000	67,214
4.75%, 8/5/2019	EUR	50,000	68,694
GlaxoSmithKline Capital PLC 5.25%, 12/19/2033	GBP	50,000	79,560
HSBC Holdings PLC 4.50%, 4/30/2014	EUR	50,000	70,772
Imperial Tobacco Finance PLC 8.38%, 2/17/2016	EUR	50,000	81,737
Lloyds TSB Bank PLC 5.38%, 9/3/2019	EUR	50,000	65,904
Morgan Stanley 4.50%, 10/29/2014	EUR	50,000	68,057
Royal Bank of Scotland Group PLC:
5.25%, 5/15/2013	EUR	50,000	69,679
5.38%, 9/30/2019	EUR	50,000	63,925
Tesco PLC 5.63%, 9/12/2012	EUR	50,000	71,183
UBS AG/London 4.88%, 1/21/2013	EUR	70,000	98,640
Vodafone Group PLC 4.65%, 1/20/2022	EUR	50,000	67,763

			1,085,879

UNITED STATES — 15.2%
AT&T, Inc. 6.13%, 4/2/2015		50,000	75,498
Bank of America Corp.:
4.75%, 4/3/2017		50,000	64,399
5.13%, 9/26/2014		50,000	68,360
Citigroup, Inc.:
6.40%, 3/27/2013		50,000	71,573
7.38%, 9/4/2019		50,000	74,800
HSBC Finance Corp. 4.88%, 5/30/2017		50,000	69,614
JPMorgan Chase & Co. 5.25%, 5/8/2013		50,000	71,135
Pfizer, Inc. 3.63%, 6/3/2013		50,000	69,562
Roche Holdings, Inc. 6.50%, 3/4/2021		50,000	80,768
The Goldman Sachs Group, Inc. 4.00%, 2/2/2015		80,000	106,815
The Procter & Gamble Co. 4.50%, 5/12/2014		50,000	71,813
Wells Fargo Bank NA 6.00%, 5/23/2013		50,000	72,390
Wal-Mart Stores, Inc. 5.25%, 9/28/2035		50,000	79,615

			976,342

TOTAL CORPORATE BONDS & NOTES —
(Cost $5,878,194)			6,270,425

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.18% (b)(c)(d) (Cost $923)		923	923

TOTAL INVESTMENTS — 97.6% (e)
(Cost $5,879,117)			6,271,348
OTHER ASSETS & LIABILITIES — 2.4%			152,059

NET ASSETS — 100.0%			$6,423,407

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

126

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

At December 31, 2010, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts:

					Net Unrealized
					Appreciation/	Counterparty
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)

1/6/2011	128,941	EUR	14,000,000	JPY	(363)	Citibank N.A.
1/6/2011	14,000,000	JPY	129,390	EUR	965	UBS AG London
2/7/2011	1,200,000	JPY	11,033	EUR	(1)	UBS AG London
2/7/2011	129,443	EUR	14,000,000	JPY	(969)	UBS AG London

					$(368)

EUR — Euro Currency
JPY — Japanese Yen

See accompanying notes to financial statements.

127

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.8%
AEROSPACE & DEFENSE — 1.0%
BE Aerospace, Inc. 8.50%, 7/1/2018	$19,419,000	$21,263,805
Bombardier, Inc. 7.75%, 3/15/2020 (a)(b)	28,180,000	30,363,950
TransDigm, Inc. 7.75%, 12/15/2018 (a)	8,300,000	8,590,500

		60,218,255

AIRLINES — 1.1%
Air Canada 9.25%, 8/1/2015 (a)	19,185,000	20,144,250
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	25,890,000	26,666,700
Delta Air Lines, Inc. 9.50%, 9/15/2014 (a)	21,734,000	23,662,892

		70,473,842

AUTO COMPONENTS — 0.6%
The Goodyear Tire & Rubber Co. 10.50%, 5/15/2016	32,324,000	36,849,360

AUTOMOBILES — 0.6%
Navistar International Corp. 8.25%, 11/1/2021 (b)	32,650,000	35,098,750

BASIC RESOURCES — 0.3%
Novelis, Inc. 8.75%, 12/15/2020 (a)	19,350,000	20,075,625

BIOTECHNOLOGY — 0.3%
Talecris Biotherapeutics Holdings Corp. 7.75%, 11/15/2016	18,750,000	20,343,750

BUILDING PRODUCTS — 1.1%
Associated Materials LLC 9.13%, 11/1/2017 (a)	22,570,000	23,585,650
Nortek, Inc. 11.00%, 12/1/2013	57	61
Ply Gem Industries, Inc. 11.75%, 6/15/2013	22,644,000	24,229,080
Texas Industries, Inc. 9.25%, 8/15/2020 (a)	19,950,000	21,196,875

		69,011,666

CAPITAL MARKETS — 0.5%
Offshore Group Investments, Ltd. 11.50%, 8/1/2015 (a)	31,495,000	34,172,075

CHEMICALS — 4.4%
Ashland, Inc. 9.13%, 6/1/2017	21,130,000	24,352,325
Celanese US Holdings LLC 6.63%, 10/15/2018 (a)	19,570,000	20,206,025
CF Industries, Inc. 7.13%, 5/1/2020	26,200,000	28,689,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	31,990,000	34,189,312
Huntsman International LLC 5.50%, 6/30/2016	20,090,000	19,437,075
Lyondell Chemical Co. 11.00%, 5/1/2018	106,076,000	120,131,070
Momentive Performance Materials, Inc. 9.00%, 1/15/2021 (a)	19,950,000	21,047,250
Nalco Co. 6.63%, 1/15/2019 (a)	9,295,000	9,504,138

		277,556,195

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Ceridian Corp. 11.25%, 11/15/2015	27,375,000	27,101,250
Interactive Data Corp. 10.25%, 8/1/2018 (a)(b)	20,515,000	22,181,844
The Hertz Corp. 7.50%, 10/15/2018 (a)	22,640,000	23,489,000
The ServiceMaster Co. PIK 10.75%, 7/15/2015 (a)	33,275,000	35,604,250

		108,376,344

COMPUTERS & PERIPHERALS — 1.2%
Fidelity National Information Services, Inc., Series 1 7.63%, 7/15/2017 (a)(b)	18,825,000	19,813,312
Seagate HDD Cayman:
6.88%, 5/1/2020 (a)	19,375,000	18,503,125
7.75%, 12/15/2018 (a)	5,800,000	5,872,500
SunGard Data Systems, Inc. 7.38%, 11/15/2018 (a)	29,655,000	29,803,275

		73,992,212

CONTAINERS & PACKAGING — 0.7%
Berry Plastics Corp. 9.75%, 1/15/2021 (a)	23,000,000	22,770,000
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	18,965,000	20,150,313

		42,920,313

DISTRIBUTORS — 0.5%
McJunkin Red Man Corp. 9.50%, 12/15/2016 (a)	36,015,000	34,034,175

DIVERSIFIED CONSUMER SERVICES — 0.8%
Reynolds Group Issuer, Inc.:
7.75%, 10/15/2016 (a)	23,195,000	24,528,713
9.00%, 4/15/2019 (a)	25,230,000	26,144,587

		50,673,300

DIVERSIFIED FINANCIAL SERVICES — 9.7%
Ally Financial, Inc.:
7.50%, 9/15/2020 (a)	12,950,000	13,581,313
8.00%, 11/1/2031	15,500,000	16,701,250
8.30%, 2/12/2015	32,690,000	35,959,000
CEVA Group PLC 11.50%, 4/1/2018 (a)	20,975,000	22,653,000
CIT Group, Inc. 7.00%, 5/1/2017	233,555,000	234,138,887
Citigroup Capital XXI 8.30%, 12/21/2057 (c)	51,910,000	53,986,400
Ford Motor Credit Co. LLC 7.50%, 8/1/2012	55,850,000	59,380,223

See accompanying notes to financial statements.

128

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	$36,330,000	$36,330,000
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (a)(c)	23,925,000	31,017,566
Pinafore LLC/Pinafore, Inc. 9.00%, 10/1/2018 (a)	36,700,000	39,636,000
SMFG Preferred Capital USD 3, Ltd. 9.50%, 7/29/2049 (a)(b)(c)	41,550,000	48,198,000
Trans Union LLC/TransUnion Financing Corp. 11.38%, 6/15/2018 (a)	20,423,000	23,282,220

		614,863,859

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.6%
Cricket Communications, Inc.:
7.75%, 5/15/2016	31,880,000	33,075,500
7.75%, 10/15/2020 (a)	12,000,000	11,430,000
Frontier Communications Corp.:
8.25%, 4/15/2017	25,500,000	27,986,250
8.50%, 4/15/2020	9,000,000	9,832,500
Global Crossing, Ltd. 12.00%, 9/15/2015	24,570,000	27,702,675
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	20,500,000	21,525,000
Intelsat Luxembourg SA 11.25%, 2/4/2017	91,925,000	100,198,250
Level 3 Financing, Inc. 10.00%, 2/1/2018	20,875,000	20,040,000
PAETEC Holding Corp. 8.88%, 6/30/2017	21,150,000	22,577,625
Virgin Media Finance PLC 9.50%, 8/15/2016 (b)	43,610,000	49,279,300
West Corp. 7.88%, 1/15/2019 (a)	21,320,000	21,693,100
Wind Acquisition Finance SA 11.75%, 7/15/2017 (a)	64,400,000	72,611,000

		417,951,200

ELECTRIC UTILITIES — 4.1%
Calpine Corp.:
7.25%, 10/15/2017 (a)	34,030,000	34,030,000
7.50%, 2/15/2021 (a)	28,750,000	28,318,750
Dubai Electricity & Water Authority:
7.38%, 10/21/2020 (a)	9,500,000	8,885,008
8.50%, 4/22/2015 (a)	33,975,000	36,128,132
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/1/2020	69,230,000	71,395,030
GenOn Escrow Corp. 9.50%, 10/15/2018 (a)	21,355,000	21,221,531
NRG Energy, Inc.:
8.25%, 9/1/2020 (a)	19,985,000	20,484,625
8.50%, 6/15/2019	16,300,000	16,829,750
The AES Corp. 8.00%, 10/15/2017	20,834,000	22,031,955

		259,324,781

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
NXP BV / NXP Funding LLC, Series 1 9.75%, 8/1/2018 (a)	27,925,000	31,415,625

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	19,500,000	18,037,500

ENTERTAINMENT — 0.0% (d)
AMC Entertainment Holdings, Inc. 9.75%, 12/1/2020 (a)	3,000,000	3,120,000

FOOD PRODUCTS — 1.7%
Bumble Bee Acquisition Corp. 9.00%, 12/15/2017 (a)	19,735,000	20,524,400
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	22,510,000	26,336,700
Smithfield Foods, Inc. 10.00%, 7/15/2014 (a)	26,930,000	31,036,825
Tyson Foods, Inc. 10.50%, 3/1/2014	26,105,000	30,869,162

		108,767,087

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Boston Scientific Corp. 6.00%, 1/15/2020	31,665,000	33,007,564

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	21,900,000	23,925,750
DaVita, Inc. 6.63%, 11/1/2020	24,600,000	24,354,000
HCA, Inc.:
7.75%, 5/15/2021 (a)	11,310,000	11,310,000
8.50%, 4/15/2019	23,225,000	25,431,375
9.25%, 11/15/2016	10,353,000	11,045,357
Multiplan, Inc. 9.88%, 9/1/2018 (a)	22,075,000	23,454,688
Tenet Healthcare Corp. 8.88%, 7/1/2019	28,636,000	32,358,680
US Oncology, Inc. 9.13%, 8/15/2017	25,215,000	31,077,487
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Series 1 8.00%, 2/1/2018	30,705,000	31,472,625

		214,429,962

HOTELS, RESTAURANTS & LEISURE — 3.5%
Ameristar Casinos, Inc. 9.25%, 6/1/2014	23,120,000	24,738,400
CKE Restaurants, Inc. 11.38%, 7/15/2018	19,825,000	21,956,188
Harrah’s Operating Co., Inc. 10.00%, 12/15/2018	107,197,000	97,817,262
MGM Resorts International 11.13%, 11/15/2017	27,220,000	31,303,000

See accompanying notes to financial statements.

129

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	$42,120,000	$45,594,900

		221,409,750

HOUSEHOLD DURABLES — 0.8%
K Hovnanian Enterprises, Inc. 10.63%, 10/15/2016	25,375,000	26,009,375
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018 (a)	23,075,000	25,353,656

		51,363,031

INDUSTRIAL CONGLOMERATES — 0.6%
RBS Global, Inc. / Rexnord LLC 8.50%, 5/1/2018	36,545,000	38,829,063

INSURANCE — 3.2%
American International Group, Inc. 8.18%, 5/15/2058 (c)	127,118,000	135,356,390
Liberty Mutual Group, Inc. 10.75%, 6/15/2058 (a)(b)(c)	39,475,000	47,764,750
MBIA Insurance Corp. 14.00%, 1/15/2033 (a)(c)	29,625,000	15,923,438

		199,044,578

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 8.13%, 3/1/2018	24,005,000	25,085,225

IT SERVICES — 2.1%
First Data Corp.:
8.25%, 1/15/2021 (a)	38,418,000	36,881,280
11.25%, 3/31/2016	30,920,000	27,055,000
12.63%, 1/15/2021 (a)	38,418,000	36,689,190
First Data Corp. PIK 10.55%, 9/24/2015	8,587,860	8,136,997
GXS Worldwide, Inc. 9.75%, 6/15/2015	22,965,000	22,677,938

		131,440,405

MACHINERY — 1.3%
Case New Holland, Inc.:
7.75%, 9/1/2013	19,775,000	21,258,125
7.88%, 12/1/2017 (a)	27,875,000	30,453,437
SPX Corp. 6.88%, 9/1/2017 (a)	20,190,000	21,451,875
The Manitowoc Co, Inc. 8.50%, 11/1/2020	10,380,000	11,028,750

		84,192,187

MEDIA — 8.4%
AMC Entertainment, Inc. 8.75%, 6/1/2019	19,116,000	20,406,330
Cablevision Systems Corp. 8.63%, 9/15/2017 (b)	29,150,000	31,737,063
CCH II LLC / CCH II Capital Corp. 13.50%, 11/30/2016	55,825,000	66,571,312
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63%, 11/15/2017 (a)(b)	35,500,000	37,097,500
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/2017	63,950,000	70,025,250
DISH DBS Corp. 7.88%, 9/1/2019	45,885,000	47,949,825
Nielsen Finance LLC / Nielsen Finance Co. 7.75%, 10/15/2018 (a)	34,100,000	35,293,500
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	25,650,000	27,766,125
The Interpublic Group of Cos., Inc. 10.00%, 7/15/2017	19,045,000	22,282,650
The McClatchy Co. 11.50%, 2/15/2017	27,780,000	31,217,775
Umbrella Acquisition, Inc. PIK 9.75%, 3/15/2015 (a)	657	710
Unitymedia Hessen Gmbh & Co. 8.13%, 12/1/2017 (a)	26,955,000	28,167,975
Univision Communications, Inc. 7.88%, 11/1/2020 (a)	23,885,000	25,079,250
Videotron Ltee 9.13%, 4/15/2018	22,420,000	24,998,300
Visant Corp. 10.00%, 10/1/2017 (a)	25,310,000	26,891,875
WMG Acquisition Corp. 9.50%, 6/15/2016	35,340,000	37,902,150

		533,387,590

METALS & MINING — 1.4%
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/1/2015 (a)	64,920,000	66,543,000
United States Steel Corp. 7.38%, 4/1/2020	19,820,000	20,315,500

		86,858,500

MULTILINE RETAIL — 1.4%
Macy’s Retail Holdings, Inc. 8.38%, 7/15/2015 (e)	21,795,000	25,500,150
Sears Holding Corp. 6.63%, 10/15/2018 (a)(b)	32,065,000	29,900,613
SUPERVALU, Inc. 8.00%, 5/1/2016	32,163,000	30,796,072

		86,196,835

OFFICE/BUSINESS EQUIPMENT — 0.5%
CDW LLC / CDW Finance Corp. 11.00%, 10/12/2015 (b)	28,050,000	29,101,875

OIL, GAS & CONSUMABLE FUELS — 11.4%
Arch Coal, Inc. 8.75%, 8/1/2016	19,260,000	20,993,400
ATP Oil & Gas Corp. 11.88%, 5/1/2015 (a)	47,665,000	45,043,425
Chesapeake Energy Corp. 9.50%, 2/15/2015	45,463,000	51,259,532
Concho Resources, Inc. 7.00%, 1/15/2021	19,470,000	19,956,750
Consol Energy, Inc. 8.00%, 4/1/2017 (a)	46,975,000	50,028,375

See accompanying notes to financial statements.

130

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Crosstex Energy LP / Crosstex Energy Finance Corp. 8.88%, 2/15/2018	$24,265,000	$25,993,881
Denbury Resources, Inc. 8.25%, 2/15/2020	31,415,000	34,085,275
El Paso Corp.:
7.00%, 6/15/2017	14,092,000	14,871,499
7.25%, 6/1/2018	4,500,000	4,817,318
Enbridge Energy Partners LP 8.05%, 10/1/2037 (c)	100,000	102,834
Energy Transfer Equity LP 7.50%, 10/15/2020	57,222,000	58,938,660
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/2017 (a)	24,150,000	25,116,000
10.00%, 6/15/2013	839	875
EXCO Resources, Inc. 7.50%, 9/15/2018	24,575,000	24,083,500
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	44,840,000	42,822,200
Forest Oil Corp.:
7.25%, 6/15/2019	17,463,000	17,724,945
8.50%, 2/15/2014	2,500,000	2,731,250
Linn Energy LLC/ Linn Energy Finance Corp. 8.63%, 4/15/2020 (a)	41,205,000	44,398,387
Newfield Exploration Co. 6.88%, 2/1/2020	22,375,000	23,549,688
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	17,850,000	19,541,769
Peabody Energy Corp. 6.50%, 9/15/2020	21,610,000	23,068,675
Petrohawk Energy Corp.:
7.25%, 8/15/2018	14,185,000	14,326,850
7.88%, 6/1/2015	12,825,000	13,354,031
Precision Drilling Corp. 6.63%, 11/15/2020 (a)	23,025,000	23,427,938
Pride International, Inc. 6.88%, 8/15/2020	28,835,000	29,916,312
QEP Resources, Inc. 6.88%, 3/1/2021	20,210,000	21,220,500
Quicksilver Resources, Inc. 11.75%, 1/1/2016	19,010,000	22,146,650
SandRidge Energy, Inc. 8.00%, 6/1/2018 (a)	23,420,000	23,771,300
Southern Union Co. 7.20%, 11/1/2066 (c)	25,000	23,031
Southwestern Energy Co. 7.50%, 2/1/2018 (b)	19,621,000	22,122,678

		719,437,528

PAPER & FOREST PRODUCTS — 1.8%
ABI Escrow Corp. 10.25%, 10/15/2018 (a)	11,950,000	13,085,250
Georgia-Pacific LLC 5.40%, 11/1/2020 (a)	40,750,000	40,288,669
NewPage Corp. 11.38%, 12/31/2014	56,115,000	52,748,100
Sino-Forest Corp. 6.25%, 10/21/2017 (a)	6,250,000	6,304,688

		112,426,707

PHARMACEUTICALS — 2.6%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	13,500,000	13,685,625
Elan Finance PLC / Elan Finance Corp. 8.75%, 10/15/2016	19,710,000	19,808,550
Mylan, Inc. 7.88%, 7/15/2020 (a)	31,525,000	33,968,187
NBTY, Inc. 9.00%, 10/1/2018 (a)	21,390,000	22,833,825
Valeant Pharmaceuticals International:
6.88%, 12/1/2018 (a)	27,150,000	26,946,375
7.00%, 10/1/2020 (a)	5,090,000	5,026,375
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1 7.75%, 9/15/2018 (a)	39,040,000	39,430,400

		161,699,337

PIPELINES — 0.3%
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)(b)	2,750,000	2,701,875
Regency Energy Partners LP/Regency Energy Finance Corp. 6.88%, 12/1/2018	18,600,000	18,832,500

		21,534,375

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Evergrande Real Estate Group Ltd. 13.00%, 1/27/2015 (a)	42,625,000	46,407,969
Felcor Lodging LP 10.00%, 10/1/2014	20,210,000	22,635,200
Residential Capital LLC 9.63%, 5/15/2015	67,015,000	67,685,150
The Rouse Co. 6.75%, 11/9/2015 (b)	19,750,000	20,441,250

		157,169,569

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	20,825,000	21,293,562
Atlantic Finance, Ltd. Series 1 10.75%, 5/27/2014 (a)	37,425,000	39,265,561
Renhe Commercial Holdings Co. Ltd. 13.00%, 3/10/2016 (a)	750,000	756,548

		61,315,671

REGIONAL BANKS — 0.1%
Regions Bank 7.50%, 5/15/2018	7,400,000	7,622,000

ROAD & RAIL — 0.3%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, 1/15/2019 (a)	20,035,000	20,235,350

SEMICONDUCTORS — 1.2%
Freescale Semiconductor, Inc. Series 1 9.25%, 4/15/2018 (a)	46,535,000	51,188,500

See accompanying notes to financial statements.

131

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

STATS ChipPAC, Ltd. 7.50%, 8/12/2015 (a)	$19,900,000	$21,442,250

		72,630,750

SPECIALTY RETAIL — 4.0%
Blue Acquisition Sub, Inc. 9.88%, 10/15/2018 (a)	26,235,000	27,940,275
DineEquity, Inc. 9.50%, 10/30/2018 (a)	26,465,000	28,052,900
Dunkin Finance Corp. 9.63%, 12/1/2018 (a)(b)	20,435,000	20,639,350
Inergy LP/Inergy Finance Corp. 7.00%, 10/1/2018 (a)	21,500,000	21,661,250
MCE Finance, Ltd. 10.25%, 5/15/2018	18,375,000	21,062,344
Michaels Stores, Inc. 7.75%, 11/1/2018 (a)	25,540,000	25,476,150
Phillips-Van Heusen Corp. 7.38%, 5/15/2020 (b)	18,965,000	20,150,313
QVC, Inc. 7.50%, 10/1/2019 (a)	32,240,000	33,932,600
Rite Aid Corp. 8.00%, 8/15/2020	20,350,000	21,189,437
Toys R Us Property Co. I LLC 10.75%, 7/15/2017 (b)	30,137,000	34,356,180

		254,460,799

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. 6.38%, 12/15/2020 (a)(b)	31,815,000	30,224,250

TOBACCO — 0.4%
Alliance One International, Inc. 10.00%, 7/15/2016	22,337,000	22,895,425

TRADING COMPANIES & DISTRIBUTORS — 0.4%
United Rentals North America, Inc. 8.38%, 9/15/2020	24,310,000	24,735,425

TRANSPORTATION INFRASTRUCTURE — 0.9%
AWAS Aviation Capital, Ltd. 7.00%, 10/15/2016 (a)	20,750,000	20,568,438
CHC Helicopter SA 9.25%, 10/15/2020 (a)	34,600,000	35,811,000

		56,379,438

WIRELESS TELECOMMUNICATION SERVICES — 5.2%
Avaya, Inc. 9.75%, 11/1/2015	16,025,000	16,305,438
Avaya, Inc. PIK 10.13%, 11/1/2015	10,771,875	11,041,172
Cincinnati Bell, Inc.:
8.38%, 10/15/2020	4,000,000	3,840,000
8.75%, 3/15/2018	20,875,000	19,570,313
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/2015 (a)	58,155,000	62,662,012
Crown Castle International Corp. 9.00%, 1/15/2015 (b)	28,100,000	30,980,250
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	32,195,000	33,402,312
NII Capital Corp. 10.00%, 8/15/2016 (b)	25,675,000	28,435,063
Qwest Communications International, Inc. 7.13%, 4/1/2018	25,330,000	26,216,550
Sprint Nextel Corp. 8.38%, 8/15/2017	41,275,000	44,267,437
Telesat Canada / Telesat LLC 11.00%, 11/1/2015	20,300,000	22,786,750
Windstream Corp. 7.88%, 11/1/2017	28,525,000	29,986,906

		329,494,203

TOTAL CORPORATE BONDS & NOTES —
(Cost $5,850,349,567)		6,173,883,306

	Shares
SHORT TERM INVESTMENT — 1.5%
MONEY MARKET FUND — 1.5%
State Street Institutional Liquid Reserves Fund 0.18% (f)(g)(h) (Cost $96,742,366)	96,742,366	96,742,366

TOTAL INVESTMENTS — 99.3% (i)
(Cost $5,947,091,933)		6,270,625,672
OTHER ASSETS & LIABILITIES — 0.7%		44,639,964

NET ASSETS — 100.0%		$6,315,265,636

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 41.1% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities value are determined based on Level 2 inputs.
(c)	Variable Rate Security. Rate shown is rate in effect at December 31, 2010. Maturity date disclosed is the ultimate maturity.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2010. Maturity date disclosed is the ultimate maturity.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)
PIK = Payment in Kind

See accompanying notes to financial statements.

132

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.8%
AEROSPACE & DEFENSE — 1.4%
General Dynamics Corp. 4.25%, 5/15/2013	$500,000	$535,592
Honeywell International, Inc.:
4.25%, 3/1/2013	500,000	531,992
5.63%, 8/1/2012	105,000	112,610
Lockheed Martin Corp. 4.12%, 3/14/2013	200,000	211,550
The Boeing Co. 1.88%, 11/20/2012	890,000	906,201
United Technologies Corp. 6.10%, 5/15/2012	355,000	378,602

		2,676,547

AIR FREIGHT & LOGISTICS — 0.4%
United Parcel Service, Inc. 4.50%, 1/15/2013	680,000	724,393

AUTOMOBILES — 1.1%
Daimler Finance North America LLC:
6.50%, 11/15/2013	1,000,000	1,131,055
7.30%, 1/15/2012	480,000	510,140
PACCAR Financial Corp. 2.05%, 6/17/2013	300,000	303,267
PACCAR, Inc. 6.38%, 2/15/2012	205,000	216,907

		2,161,369

BEVERAGES — 2.6%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 3/26/2013	660,000	673,765
3.00%, 10/15/2012	885,000	912,315
Bottling Group LLC 4.63%, 11/15/2012	155,000	165,696
Coca-Cola Enterprises, Inc.:
1.13%, 11/12/2013	100,000	98,961
3.75%, 3/1/2012	255,000	264,021
Diageo Capital PLC 5.13%, 1/30/2012	570,000	595,207
Dr. Pepper Snapple Group, Inc. 2.35%, 12/21/2012	350,000	357,826
PepsiCo, Inc.:
0.88%, 10/25/2013	500,000	494,182
4.65%, 2/15/2013	765,000	820,182
5.15%, 5/15/2012	255,000	270,108
The Coca-Cola Co. 0.75%, 11/15/2013	500,000	491,617

		5,143,880

CAPITAL MARKETS — 7.3%
Morgan Stanley:
5.25%, 11/2/2012	926,000	986,908
5.30%, 3/1/2013	1,015,000	1,082,368
6.60%, 4/1/2012	2,050,000	2,185,575
TD Ameritrade Holding Corp. 2.95%, 12/1/2012	250,000	255,870
The Bank of New York Mellon Corp. 4.95%, 11/1/2012	760,000	811,525
The Bear Stearns Cos. LLC:
5.35%, 2/1/2012	1,085,000	1,138,145
6.95%, 8/10/2012	770,000	840,962
The Goldman Sachs Group, Inc.:
3.63%, 8/1/2012	1,400,000	1,451,973
5.25%, 4/1/2013	550,000	589,786
5.25%, 10/15/2013	1,350,000	1,466,594
5.45%, 11/1/2012	1,690,000	1,808,665
5.70%, 9/1/2012	385,000	412,175
6.60%, 1/15/2012	920,000	973,611
UBS AG 2.75%, 1/8/2013	255,000	258,275

		14,262,432

CHEMICALS — 1.3%
Airgas, Inc. 2.85%, 10/1/2013	250,000	251,332
E.I. du Pont de Nemours & Co. 5.00%, 1/15/2013	436,000	467,924
Praxair, Inc.:
1.75%, 11/15/2012	310,000	313,727
2.13%, 6/14/2013	350,000	356,547
The Dow Chemical Co. 4.85%, 8/15/2012	1,125,000	1,187,034

		2,576,564

COMMERCIAL BANKS — 14.8%
American Express Bank FSB:
5.50%, 4/16/2013	1,000,000	1,078,055
5.55%, 10/17/2012	385,000	412,856
Bank of Montreal 2.13%, 6/28/2013	500,000	508,267
Bank of Nova Scotia 2.25%, 1/22/2013	775,000	790,746
Barclays Bank PLC:
2.50%, 1/23/2013	765,000	776,608
5.45%, 9/12/2012	800,000	856,246
BB&T Corp. 3.38%, 9/25/2013	500,000	519,585
BNP Paribas / BNP Paribas US 2.13%, 12/21/2012	525,000	533,413
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	350,000	348,644
Charter One Bank NA 6.38%, 5/15/2012	250,000	259,708
Credit Suisse of New York, NY 5.00%, 5/15/2013	2,000,000	2,152,924
Deutsche Bank AG:
2.38%, 1/11/2013	815,000	826,784
4.88%, 5/20/2013	1,350,000	1,447,262
5.38%, 10/12/2012	1,100,000	1,179,646
Fifth Third Bancorp 6.25%, 5/1/2013	350,000	379,995
Golden West Financial Corp. 4.75%, 10/1/2012	1,000,000	1,049,697
HSBC Holdings PLC 5.25%, 12/12/2012	270,000	285,348
ICICI Bank, Ltd. 6.63%, 10/3/2012 (a)	310,000	330,059
JPMorgan Chase & Co.:
4.75%, 5/1/2013	1,000,000	1,071,915

See accompanying notes to financial statements.

133

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

5.38%, 10/1/2012	$1,290,000	$1,380,652
5.75%, 1/2/2013	800,000	864,407
KeyBank NA:
5.50%, 9/17/2012	310,000	328,966
5.70%, 8/15/2012	255,000	269,663
M&I Marshall & Ilsley Bank 5.25%, 9/4/2012	60,000	62,400
Mercantile Bankshares Corp. 4.63%, 4/15/2013	250,000	258,929
Royal Bank of Canada:
2.10%, 7/29/2013	1,000,000	1,015,188
2.25%, 3/15/2013	205,000	209,904
SunTrust Banks, Inc. 5.25%, 11/5/2012	255,000	268,741
The Bank of New York Mellon Corp. 6.38%, 4/1/2012	645,000	686,698
The Royal Bank Of Scotland Plc 3.40%, 8/23/2013	500,000	505,074
US Bancorp:
1.38%, 9/13/2013	750,000	745,613
2.00%, 6/14/2013	500,000	503,624
Wachovia Corp. 5.50%, 5/1/2013	1,350,000	1,466,935
Wells Fargo & Co.:
4.38%, 1/31/2013	515,000	544,157
4.95%, 10/16/2013	750,000	808,764
5.25%, 10/23/2012	1,545,000	1,658,210
Wells Fargo Capital XIII 7.70%, 12/29/2049	1,515,000	1,560,450
Westpac Banking Corp. 2.25%, 11/19/2012	1,060,000	1,078,683

		29,024,816

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Block Financial LLC 7.88%, 1/15/2013	155,000	161,200
Waste Management, Inc. 6.38%, 11/15/2012	450,000	489,473

		650,673

COMMUNICATIONS EQUIPMENT — 0.5%
Motorola, Inc. 5.38%, 11/15/2012	1,000,000	1,055,000

COMPUTERS & PERIPHERALS — 3.1%
Dell, Inc. 4.70%, 4/15/2013	500,000	535,309
Hewlett-Packard Co.:
1.25%, 9/13/2013	500,000	498,716
4.25%, 2/24/2012	525,000	545,951
4.50%, 3/1/2013	565,000	603,533
5.25%, 3/1/2012	250,000	262,892
6.50%, 7/1/2012	250,000	270,619
HP Enterprise Services LLC, Series B 6.00%, 8/1/2013	600,000	668,206
International Business Machines Corp.:
1.00%, 8/5/2013	1,000,000	993,713
2.10%, 5/6/2013	750,000	764,749
4.75%, 11/29/2012	580,000	621,646
6.50%, 10/15/2013	300,000	340,397

		6,105,731

CONSTRUCTION MATERIALS — 0.0% (b)
Vulcan Materials Co. 5.60%, 11/30/2012	40,000	42,149

CONSUMER FINANCE — 0.1%
SLM Corp. 5.00%, 10/1/2013	200,000	199,000

DIVERSIFIED FINANCIAL SERVICES — 20.2%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	750,000	814,913
American Express Credit Corp.:
5.88%, 5/2/2013	300,000	326,416
7.30%, 8/20/2013	1,000,000	1,131,345
Bank of America Corp.:
4.88%, 9/15/2012	515,000	537,486
4.88%, 1/15/2013	250,000	260,729
4.90%, 5/1/2013	750,000	785,361
BlackRock, Inc. 2.25%, 12/10/2012	550,000	562,124
Boeing Capital Corp. 5.80%, 1/15/2013	255,000	277,760
BP Capital Markets PLC:
3.13%, 3/10/2012	900,000	919,141
5.25%, 11/7/2013	750,000	813,551
Capital One Bank USA NA 6.50%, 6/13/2013	350,000	382,654
Capital One Financial Corp. 6.25%, 11/15/2013	250,000	274,746
Caterpillar Financial Services Corp.:
1.90%, 12/17/2012	500,000	508,234
2.00%, 4/5/2013	155,000	157,419
4.85%, 12/7/2012	360,000	385,398
Citigroup, Inc.:
5.25%, 2/27/2012	515,000	537,339
5.30%, 10/17/2012	1,705,000	1,806,767
5.50%, 8/27/2012	500,000	529,192
5.50%, 4/11/2013	1,550,000	1,657,721
5.63%, 8/27/2012	550,000	579,068
6.00%, 2/21/2012	515,000	540,765
6.50%, 8/19/2013	1,200,000	1,320,034
Countrywide Financial Corp. 5.80%, 6/7/2012	2,020,000	2,122,038
Credit Suisse 3.45%, 7/2/2012	1,050,000	1,088,286
Credit Suisse USA, Inc. 6.50%, 1/15/2012	515,000	544,203
Franklin Resources, Inc. 2.00%, 5/20/2013	360,000	362,959
General Electric Capital Corp.:
1.88%, 9/16/2013	1,000,000	999,938
2.80%, 1/8/2013	2,295,000	2,349,648
4.38%, 3/3/2012	750,000	778,974
4.80%, 5/1/2013	1,250,000	1,336,857
5.25%, 10/19/2012	1,085,000	1,159,991
5.45%, 1/15/2013	790,000	849,991
5.88%, 2/15/2012	325,000	342,447
6.00%, 6/15/2012	3,375,000	3,610,616

See accompanying notes to financial statements.

134

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

Goldman Sachs Capital II 5.79%, 6/1/2043	$275,000	$231,000
HSBC Finance Corp.:
5.90%, 6/19/2012	105,000	111,204
7.00%, 5/15/2012	1,690,000	1,807,358
IBM International Group Capital LLC 5.05%, 10/22/2012	360,000	387,415
Merrill Lynch & Co, Inc.:
5.45%, 2/5/2013	1,220,000	1,281,549
6.05%, 8/15/2012	1,000,000	1,060,182
6.15%, 4/25/2013	500,000	534,425
National Rural Utilities Cooperative Finance Corp.:
5.50%, 7/1/2013	750,000	821,461
7.25%, 3/1/2012	550,000	589,766
NYSE Euronext 4.80%, 6/28/2013	500,000	537,696
SLM Corp. 5.13%, 8/27/2012	610,000	619,150
Toyota Motor Credit Corp. 1.38%, 8/12/2013	500,000	500,998
UBS AG of Stamford, CT 2.25%, 8/12/2013	500,000	505,371

		39,641,686

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
British Telecommunications PLC 5.15%, 1/15/2013	330,000	350,003
Qwest Corp. 8.88%, 3/15/2012	985,000	1,067,082
Telefonica Emisiones SAU 5.86%, 2/4/2013	505,000	536,679
Telstra Corp., Ltd. 6.38%, 4/1/2012	155,000	163,821
Verizon Communications, Inc. 4.35%, 2/15/2013	250,000	265,111

		2,382,696

ELECTRIC UTILITIES — 5.0%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/2012 (a)	705,000	757,001
Appalachian Power Co. Series O 5.65%, 8/15/2012	410,000	436,482
Baltimore Gas & Electric Co. 6.13%, 7/1/2013	250,000	276,013
Carolina Power & Light Co. 6.50%, 7/15/2012	250,000	270,144
CenterPoint Energy Houston Electric LLC, Series J 5.70%, 3/15/2013	500,000	543,135
Commonwealth Edison Co. Series 9 6.15%, 3/15/2012	705,000	747,953
Consolidated Edison Co. of New York Series 2 4.88%, 2/1/2013	255,000	272,601
Consumers Energy Co., Series D 5.38%, 4/15/2013	114,000	123,371
Dominion Resources, Inc.:
5.00%, 3/15/2013	250,000	268,077
5.70%, 9/17/2012	130,000	139,647
Duke Energy Carolinas LLC:
5.63%, 11/30/2012	885,000	958,001
6.25%, 1/15/2012	250,000	263,398
Georgia Power Co. 1.30%, 9/15/2013	250,000	249,688
KCP&L Greater Missouri Operations Co. 11.88%, 7/1/2012	110,000	124,300
NextEra Energy Capital Holdings, Inc. 5.35%, 6/15/2013	500,000	540,601
Nisource Finance Corp. 6.15%, 3/1/2013	255,000	274,238
Oncor Electric Delivery Co. LLC 6.38%, 5/1/2012	275,000	292,250
Progress Energy, Inc. 6.85%, 4/15/2012	330,000	353,549
PSEG Power LLC:
2.50%, 4/15/2013	105,000	107,122
6.95%, 6/1/2012	210,000	226,291
Public Service Electric & Gas Co. 5.13%, 9/1/2012	295,000	314,555
Public Service of Colorado 7.88%, 10/1/2012	507,000	564,484
SCANA Corp. 6.25%, 2/1/2012	205,000	215,651
Southern Power Co. 6.25%, 7/15/2012	730,000	784,882
The Dayton Power & Light Co. 5.13%, 10/1/2013	200,000	218,058
Virginia Electric and Power Co. 5.10%, 11/30/2012	470,000	505,511

		9,827,003

ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co. 5.63%, 11/15/2013	500,000	557,806
Roper Industries, Inc. 6.63%, 8/15/2013	400,000	444,339

		1,002,145

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 0.1%
Agilent Technologies, Inc. 2.50%, 7/15/2013	250,000	251,860

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp. 5.30%, 3/15/2012	305,000	321,623
CVS Caremark Corp. 6.30%, 6/1/2037 (c)	220,000	210,100
Safeway, Inc. 5.80%, 8/15/2012	255,000	272,933
Target Corp.:
4.00%, 6/15/2013	185,000	197,278
5.13%, 1/15/2013	500,000	539,968
5.88%, 3/1/2012	370,000	391,984
The Kroger Co.:
6.20%, 6/15/2012	325,000	347,644
6.75%, 4/15/2012	330,000	352,908
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013	250,000	246,708
4.25%, 4/15/2013	400,000	427,674

See accompanying notes to financial statements.

135

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

4.55%, 5/1/2013	$1,000,000	$1,077,875

		4,386,695

FOOD PRODUCTS — 2.3%
Campbell Soup Co. 5.00%, 12/3/2012	250,000	269,492
General Mills, Inc.:
5.25%, 8/15/2013	400,000	438,454
6.00%, 2/15/2012	500,000	527,827
H.J. Heinz Co. 6.00%, 3/15/2012	440,000	465,471
Kellogg Co.:
4.25%, 3/6/2013	205,000	216,833
5.13%, 12/3/2012	480,000	515,696
Kraft Foods, Inc.:
2.63%, 5/8/2013	350,000	359,091
6.00%, 2/11/2013	500,000	546,060
6.25%, 6/1/2012	580,000	621,020
Sara Lee Corp. 3.88%, 6/15/2013	500,000	518,730

		4,478,674

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Baxter International, Inc. 1.80%, 3/15/2013	205,000	207,458
Covidien International Finance SA:
1.88%, 6/15/2013	500,000	505,750
5.45%, 10/15/2012	155,000	166,911

		880,119

HEALTH CARE PROVIDERS & SERVICES — 1.1%
Express Scripts, Inc. 5.25%, 6/15/2012	1,000,000	1,055,284
UnitedHealth Group, Inc. 4.88%, 2/15/2013	360,000	382,577
WellPoint, Inc. 6.80%, 8/1/2012	655,000	708,575

		2,146,436

HOTELS, RESTAURANTS & LEISURE — 0.2%
McDonald’s Corp. 5.75%, 3/1/2012	264,000	278,348
Yum! Brands, Inc. 7.70%, 7/1/2012	102,000	110,424

		388,772

HOUSEHOLD DURABLES — 0.2%
Whirlpool Corp. 8.00%, 5/1/2012	315,000	339,082

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.:
5.00%, 3/1/2013	250,000	267,212
5.45%, 10/15/2012	155,000	166,194
Fortune Brands, Inc. 3.00%, 6/1/2012	360,000	365,256
Newell Rubbermaid, Inc. 5.50%, 4/15/2013	350,000	375,657

		1,174,319

INDUSTRIAL CONGLOMERATES — 0.9%
3M Co. 4.65%, 12/15/2012	125,000	134,448
General Electric Co. 5.00%, 2/1/2013	1,035,000	1,107,316
Koninklijke Philips Electronics NV 4.63%, 3/11/2013	360,000	383,810
Tyco Electronics Group SA 6.00%, 10/1/2012	205,000	218,296

		1,843,870

INSURANCE — 3.2%
Aegon NV 4.75%, 6/1/2013	350,000	367,534
American International Group, Inc.:
4.25%, 5/15/2013	300,000	309,581
4.95%, 3/20/2012	155,000	159,813
Berkshire Hathaway Finance Corp.:
4.00%, 4/15/2012	885,000	921,241
4.60%, 5/15/2013	500,000	536,626
4.75%, 5/15/2012	515,000	542,344
Berkshire Hathaway, Inc. 2.13%, 2/11/2013	510,000	519,299
Chubb Corp. 5.20%, 4/1/2013	260,000	280,316
Nationwide Financial Services 5.90%, 7/1/2012	255,000	268,269
Principal Life Income Funding Trusts 5.30%, 12/14/2012	520,000	558,935
Prudential Financial, Inc.:
2.75%, 1/14/2013	55,000	55,767
3.63%, 9/17/2012	940,000	971,998
5.15%, 1/15/2013	155,000	164,877
The Allstate Corp. 6.13%, 2/15/2012	50,000	52,736
Travelers Property Casualty Corp. 5.00%, 3/15/2013	255,000	273,439
XL Capital Finance Europe PLC 6.50%, 1/15/2012	242,000	251,103

		6,233,878

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 0.88%, 10/15/2013	200,000	197,424

IT SERVICES — 0.3%
Computer Sciences Corp. Series W 5.50%, 3/15/2013	310,000	330,533
Fiserv, Inc. 6.13%, 11/20/2012	275,000	297,491

		628,024

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. 5.63%, 3/15/2013	250,000	266,670

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Life Technologies Corp. 3.38%, 3/1/2013	400,000	406,930

MACHINERY — 1.5%
John Deere Capital Corp.:
1.88%, 6/17/2013	1,400,000	1,417,834

See accompanying notes to financial statements.

136

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

4.95%, 12/17/2012	$925,000	$992,042
7.00%, 3/15/2012	435,000	467,290

		2,877,166

MEDIA — 3.0%
CBS Corp. 5.63%, 8/15/2012	19,000	20,045
Comcast Cable Communications Holdings, Inc.:
7.13%, 6/15/2013	500,000	559,220
8.38%, 3/15/2013	486,000	553,669
Cox Communications, Inc.:
4.63%, 6/1/2013	250,000	266,338
7.13%, 10/1/2012	402,000	439,070
The McGraw-Hill Companies, Inc. 5.38%, 11/15/2012	110,000	116,062
The Walt Disney Co.:
4.70%, 12/1/2012	310,000	331,723
6.38%, 3/1/2012	820,000	872,678
Thomson Reuters Corp. 5.95%, 7/15/2013	500,000	554,600
Time Warner Cable, Inc.:
5.40%, 7/2/2012	1,085,000	1,149,328
6.20%, 7/1/2013	390,000	431,796
Time Warner, Inc. 6.88%, 5/1/2012	500,000	534,992

		5,829,521

METALS & MINING — 2.4%
Alcoa, Inc. 5.38%, 1/15/2013	650,000	690,625
ArcelorMittal 5.38%, 6/1/2013	500,000	531,717
Barrick Gold Finance Co. LLC 6.13%, 9/15/2013	250,000	279,710
BHP Billiton Finance USA, Ltd. 5.13%, 3/29/2012	655,000	688,495
Nucor Corp. 5.00%, 12/1/2012	355,000	380,627
Rio Tinto Alcan, Inc.:
4.50%, 5/15/2013	1,050,000	1,115,605
4.88%, 9/15/2012	105,000	110,580
Vale Inco, Ltd. 7.75%, 5/15/2012	105,000	112,313
WMC Finance USA, Ltd. 5.13%, 5/15/2013	500,000	540,651
Xstrata Canada Corp. 7.25%, 7/15/2012	205,000	219,997

		4,670,320

MULTI-UTILITIES — 0.6%
MidAmerican Energy Holdings Co. 5.88%, 10/1/2012	755,000	815,274
Veolia Environnement 5.25%, 6/3/2013	340,000	367,280

		1,182,554

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
5.50%, 5/15/2012	125,000	131,941
5.65%, 5/15/2013	500,000	543,315

		675,256

OIL, GAS & CONSUMABLE FUELS — 4.9%
Apache Corp. 6.00%, 9/15/2013	500,000	559,468
Atmos Energy Corp. 5.13%, 1/15/2013	255,000	269,021
Canadian Natural Resources, Ltd. 5.15%, 2/1/2013	335,000	359,647
Chevron Corp. 3.45%, 3/3/2012	515,000	531,199
ConocoPhillips:
4.40%, 5/15/2013	500,000	533,093
4.75%, 10/15/2012	560,000	598,175
EnCana Corp. 4.75%, 10/15/2013	350,000	379,477
Enterprise Products Operating LLC:
5.65%, 4/1/2013	300,000	323,847
7.63%, 2/15/2012	440,000	470,385
Husky Energy, Inc. 6.25%, 6/15/2012	205,000	219,215
Kinder Morgan Energy Partners LP 5.85%, 9/15/2012	275,000	294,824
Marathon Global Funding Corp. 6.00%, 7/1/2012	275,000	293,928
NuStar Pipeline Operating Partnership LP 5.88%, 6/1/2013	250,000	269,375
Occidental Petroleum Corp. 1.45%, 12/13/2013	750,000	753,277
ONEOK Partners LP 5.90%, 4/1/2012	500,000	527,455
Plains All American Pipeline LP / PAA Finance Corp. 4.25%, 9/1/2012	275,000	286,936
Shell International Finance BV 1.88%, 3/25/2013	1,515,000	1,536,889
Spectra Energy Capital LLC 6.25%, 2/15/2013	244,000	263,068
Transcontinental Gas Pipe Line Co. LLC 8.88%, 7/15/2012	250,000	276,727
Transocean, Inc. 5.25%, 3/15/2013	300,000	315,622
Valero Energy Corp. 6.88%, 4/15/2012	310,000	328,306
Weatherford International, Ltd. 4.95%, 10/15/2013	200,000	211,744

		9,601,678

PERSONAL PRODUCTS — 0.4%
Johnson & Johnson 5.15%, 8/15/2012	355,000	380,140
The Procter & Gamble Co. 1.38%, 8/1/2012	395,000	398,570

		778,710

PHARMACEUTICALS — 3.9%
Abbott Laboratories 5.15%, 11/30/2012	275,000	295,656

See accompanying notes to financial statements.

137

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

	Principal
Security Description	Amount	Value

AstraZeneca PLC 5.40%, 9/15/2012	$830,000	$894,253
Bristol-Myers Squibb Co. 5.25%, 8/15/2013	150,000	164,624
Eli Lilly & Co. 3.55%, 3/6/2012	680,000	701,521
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/2013	1,400,000	1,516,499
McKesson Corp. 7.75%, 2/1/2012	155,000	164,848
Merck & Co, Inc. 5.30%, 12/1/2013	1,000,000	1,117,252
Novartis Capital Corp. 1.90%, 4/24/2013	725,000	735,927
Pfizer, Inc. 4.45%, 3/15/2012	1,450,000	1,514,265
Teva Pharmaceutical Finance III LLC 1.50%, 6/15/2012	350,000	352,678
Wyeth 5.50%, 3/15/2013	255,000	278,516

		7,736,039

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Duke Realty LP 6.25%, 5/15/2013	350,000	375,870
ERP Operating LP 5.20%, 4/1/2013	250,000	266,954
HCP, Inc. 6.45%, 6/25/2012	130,000	137,237
Hospitality Properties Trust 6.75%, 2/15/2013	350,000	373,816

		1,153,877

ROAD & RAIL — 0.5%
CSX Corp. 5.50%, 8/1/2013	500,000	542,560
Union Pacific Corp. 5.45%, 1/31/2013	410,000	440,882

		983,442

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
National Semiconductor Corp. 6.15%, 6/15/2012	250,000	264,996

SOFTWARE — 0.5%
Microsoft Corp. 0.88%, 9/27/2013	500,000	496,342
Oracle Corp. 4.95%, 4/15/2013	500,000	542,828

		1,039,170

SPECIALTY RETAIL — 0.8%
Best Buy Co, Inc. 6.75%, 7/15/2013	500,000	552,644
Home Depot, Inc. 5.25%, 12/16/2013	750,000	823,162
Lowe’s Cos., Inc. 5.60%, 9/15/2012	105,000	113,427

		1,489,233

TOBACCO — 1.1%
Altria Group, Inc. 8.50%, 11/10/2013	600,000	709,697
Philip Morris International, Inc. 4.88%, 5/16/2013	900,000	971,760
Reynolds American, Inc. 7.25%, 6/1/2012	255,000	273,977
UST LLC 6.63%, 7/15/2012	155,000	166,424

		2,121,858

WIRELESS TELECOMMUNICATION SERVICES — 6.4%
AT&T, Inc.:
4.95%, 1/15/2013	1,175,000	1,254,942
5.88%, 2/1/2012	385,000	404,742
BellSouth Corp. 4.75%, 11/15/2012	515,000	547,264
Cellco Partnership / Verizon Wireless Capital LLC:
5.25%, 2/1/2012	360,000	376,444
7.38%, 11/15/2013	1,000,000	1,158,560
CenturyLink, Inc. 7.88%, 8/15/2012	500,000	539,536
Deutsche Telekom International Finance BV 5.25%, 7/22/2013	1,000,000	1,083,336
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	1,220,000	1,333,113
Rogers Communications, Inc.:
7.25%, 12/15/2012	878,000	968,650
7.88%, 5/1/2012	310,000	337,067
Telecom Italia Capital SA, Series B 5.25%, 11/15/2013	750,000	781,431
Verizon Communications, Inc. 5.25%, 4/15/2013	529,000	572,251
Verizon Global Funding Corp.:
4.38%, 6/1/2013	500,000	532,181
7.38%, 9/1/2012	330,000	364,684
Verizon New York, Inc. Series A 6.88%, 4/1/2012	595,000	630,994
Verizon Virginia, Inc. 4.63%, 3/15/2013	500,000	524,879
Vodafone Group PLC 5.00%, 12/16/2013	500,000	544,290
Walgreen Co. 4.88%, 8/1/2013	500,000	541,974

		12,496,338

TOTAL CORPORATE BONDS & NOTES —
(Cost $192,753,318)		193,998,995

See accompanying notes to financial statements.

138

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 2.4%
MONEY MARKET FUND — 2.4%
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)(f) (Cost $4,745,594)	4,745,594	$4,745,594

TOTAL INVESTMENTS — 101.2% (g)
(Cost $197,498,912)		198,744,589
OTHER ASSETS & LIABILITIES — (1.2)%		(2,373,761)

NET ASSETS — 100.0%		$196,370,828

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

139

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

					SPDR Barclays	SPDR Barclays
	SPDR Barclays		SPDR Barclays	SPDR Barclays	Capital	Capital	SPDR Barclays
	Capital	SPDR Barclays	Capital	Capital	Intermediate	Long Term	Capital
	1-3 Month	Capital	Intermediate	Long Term	Term Corporate	Corporate	Convertible
	T-Bill ETF	TIPS ETF	Term Treasury ETF	Treasury ETF	Bond ETF	Bond ETF	Securities ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,013,342,995	$357,762,405	$203,978,729	$27,586,157	$139,331,740	$27,736,299	$527,021,524
Investments in securities of affiliated issuers, at value (Note 3)	268,390	6,653,659	42,300,300	5,211,524	5,811,940	1,460,254	74,058,304

Total Investments	1,013,611,385	364,416,064	246,279,029	32,797,681	145,143,680	29,196,553	601,079,828
Cash	—	—	—	—	—	—	320,910
Receivable for investments sold	555,454,190	—	4,505,814	476,163	—	691,664	—
Receivable for fund shares sold in-kind	—	—	—	—	—	—	20,303,563
Dividends receivable	—	—	—	—	—	—	625,712
Interest receivable — unaffiliated issuers	—	2,746,927	1,285,420	344,378	1,715,668	421,436	1,593,572
Interest receivable — affiliated issuers	22,940	649	4,449	604	934	206	14,724

TOTAL ASSETS	1,569,088,515	367,163,640	252,074,712	33,618,826	146,860,282	30,309,859	623,938,309

LIABILITIES
Payable upon return of securities loaned	—	5,752,726	41,146,725	5,087,425	1,136,808	1,069,038	60,198,425
Payable for investments purchased	555,564,043	—	4,818,781	494,791	1,468,681	—	26,678,766
Distributions payable	—	763,427	791,125	93,196	1,099,169	807,633	4,650,988
Accrued advisory fee (Note 3)	113,042	57,024	26,336	3,427	18,755	3,926	163,267
Accrued trustees’ fees and expenses (Note 3)	6,869	1,574	996	87	391	162	1,448

TOTAL LIABILITIES	555,683,954	6,574,751	46,783,963	5,678,926	3,723,804	1,880,759	91,692,894

NET ASSETS	$1,013,404,561	$360,588,889	$205,290,749	$27,939,900	$143,136,478	$28,429,100	$532,245,415

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,013,287,694	$343,917,406	$201,224,000	$29,045,564	$140,188,373	$27,402,302	$484,284,938
Undistributed (distribution in excess of) net investment income	51,238	(25,221)	(205,972)	(39,034)	(272,993)	(33,880)	(2,445,433)
Accumulated net realized gain (loss) on investments	38,637	(768,977)	230,229	(210,381)	532,074	54,750	5,433,417
Net unrealized appreciation (depreciation) on:
Investments	26,992	17,465,681	4,042,492	(856,249)	2,689,024	1,005,928	44,972,493

NET ASSETS	$1,013,404,561	$360,588,889	$205,290,749	$27,939,900	$143,136,478	$28,429,100	$532,245,415

NET ASSET VALUE PER SHARE
Net asset value per share	$45.85	$53.03	$58.65	$55.88	$32.53	$35.54	$40.63

Shares outstanding (unlimited amount authorized, $0.01 par value)	22,100,461	6,800,225	3,500,168	500,000	4,400,072	800,000	13,100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,013,316,003	$340,296,724	$199,936,237	$28,442,406	$136,642,716	$26,730,371	$482,049,031
Affiliated issuers	268,390	6,653,659	42,300,300	5,211,524	5,811,940	1,460,254	74,058,304

Total cost of investments	$1,013,584,393	$346,950,383	$242,236,537	$33,653,930	$142,454,656	$28,190,625	$556,107,335

* Includes investments in securities on loan, at value	$—	$5,657,713	$40,424,660	$5,049,299	$1,117,850	$1,055,941	$58,838,206

See accompanying notes to financial statements.

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141

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2010 (Unaudited)

				SPDR Nuveen	SPDR Nuveen	SPDR Nuveen
	SPDR Barclays		SPDR Nuveen	Barclays	Barclays	Barclays
	Capital	SPDR Barclays	Barclays	Capital	Capital	Capital	SPDR Nuveen
	Mortgage	Capital	Capital	California	New York	Short Term	S&P VRDO
	Backed Bond ETF	Aggregate Bond ETF	Municipal Bond ETF	Municipal Bond ETF	Municipal Bond ETF	Municipal Bond ETF	Municipal Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$32,111,857	$226,024,653	$850,484,394	$65,210,920	$25,232,647	$1,293,463,992	$8,972,000
Investments in securities of affiliated issuers, at value (Note 3)	32,597,032	113,293,075	2,481,197	175,352	624,476	3,355,554	30,828

Total Investments	64,708,889	339,317,728	852,965,591	65,386,272	25,857,123	1,296,819,546	9,002,828
Receivable for investments sold	3,345,314	1,259,311	15,198,395	2,158,113	—	12,108,063	—
Interest receivable — unaffiliated issuers	60,193	1,474,501	10,634,695	915,523	323,677	15,859,661	8,783
Interest receivable — affiliated issuers	5,348	15,194	202	16	31	257	14
Receivable for when issued/ delayed securities	—	15,961,446	—	—	—	—	—
Due from Adviser	—	10,823	55,759	—	—	—	—

TOTAL ASSETS	68,119,744	358,039,003	878,854,642	68,459,924	26,180,831	1,324,787,527	9,011,625

LIABILITIES
Payable upon return of securities loaned	—	45,119,436	—	—	—	—	—
Payable for when issued/delayed securities	34,946,438	86,111,299	—	—	—	—	—
Payable for investments purchased	270,510	591,837	—	—	—	6,367,284	—
Payable for fund shares repurchased in-kind	—	—	15,391,224	2,115,201	—	11,932,056	—
Distributions payable	700,822	3,778,129	7,853,566	752,164	205,671	5,623,586	7,724
Deferred income for dollar rolls	20,914	41,445	—	—	—	—	—
Accrued advisory fee (Note 3)	5,974	37,550	226,819	11,788	4,471	224,935	1,530
Accrued trustees’ fees and expenses (Note 3)	81	766	3,778	259	96	5,494	116

TOTAL LIABILITIES	35,944,739	135,680,462	23,475,387	2,879,412	210,238	24,153,355	9,370

NET ASSETS	$32,175,005	$222,358,541	$855,379,255	$65,580,512	$25,970,593	$1,300,634,172	$9,002,255

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$32,325,443	$217,480,529	$858,982,338	$68,159,848	$26,525,411	$1,294,772,534	$9,001,125
Undistributed (distribution in excess of) net investment income	(47,553)	(436,917)	(1,978,431)	(173,662)	(52,220)	(1,230,492)	1,130
Accumulated net realized gain (loss) on investments	65,835	607,972	(83,909)	12,709	(23,938)	212,356	—
Net unrealized appreciation (depreciation) on:
Investments	(168,720)	4,706,957	(1,540,743)	(2,418,383)	(478,660)	6,879,774	—

NET ASSETS	$32,175,005	$222,358,541	$855,379,255	$65,580,512	$25,970,593	$1,300,634,172	$9,002,255

NET ASSET VALUE PER SHARE
Net asset value per share	$26.81	$55.59	$21.99	$21.15	$21.64	$23.86	$30.01

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000	4,000,132	38,902,072	3,100,128	1,200,010	54,502,164	300,000

COST OF INVESTMENTS:
Unaffiliated issuers	$32,280,577	$221,317,696	$852,025,137	$67,629,303	$25,711,307	$1,286,584,218	$8,972,000
Affiliated issuers	32,597,032	113,293,075	2,481,197	175,352	624,476	3,355,554	30,828

Total cost of investments	$64,877,609	$334,610,771	$854,506,334	$67,804,655	$26,335,783	$1,289,939,772	$9,002,828

* Includes investments in securities on loan, at value	$—	$44,343,540	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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143

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2010 (Unaudited)

			SPDR Barclays
		SPDR DB	Capital	SPDR Barclays	SPDR Barclays
	SPDR Nuveen	International	Short Term	Capital	Capital	SPDR Barclays	SPDR Barclays
	Barclays	Government	International	International	International	Capital	Capital
	Capital Build	Inflation-Protected	Treasury	Treasury	Corporate	High Yield	Short Term Corporate
	America Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$33,026,321	$886,786,385	$150,519,449	$1,318,433,611	$6,270,425	$6,173,883,306	$193,998,995
Investments in securities of affiliated issuers, at value (Note 3)	40,995	173,461	1,205,745	10,820,067	923	96,742,366	4,745,594

Total Investments	33,067,316	886,959,846	151,725,194	1,329,253,678	6,271,348	6,270,625,672	198,744,589
Cash	—	—	—	—	—	4,682,547	—
Foreign currency, at value	—	1,474,815	1,003,566	4,220,118	46,364	—	—
Receivable for investments sold	—	23,860,091	11,941,133	—	—	24,856,914	—
Receivable for fund shares sold in-kind	—	—	—	—	—	59,017,372	—
Unrealized appreciation on forward currency contracts	—	—	18,282	365,869	12,379	—	—
Interest receivable — unaffiliated issuers	473,654	6,588,461	1,976,499	17,533,853	172,505	121,868,502	2,298,809
Interest receivable — affiliated issuers	154	57	199	1,564	—	10,316	414

TOTAL ASSETS	33,541,124	918,883,270	166,664,873	1,351,375,082	6,502,596	6,481,061,323	201,043,812

LIABILITIES
Payable for investments purchased	—	9,889,585	—	—	1,075	19,934,882	4,110,755
Unrealized depreciation on forward currency contracts	—	—	—	54,365	12,747	—	—
Distributions payable	163,696	15,239,178	—	8,382,071	62,385	143,745,057	541,066
Accrued advisory fee (Note 3)	8,925	376,070	48,262	564,894	2,968	2,098,132	20,526
Accrued trustees’ fees and expenses (Note 3)	7	5,180	934	3,422	14	17,616	637

TOTAL LIABILITIES	172,628	25,510,013	49,196	9,004,752	79,189	165,795,687	4,672,984

NET ASSETS	$33,368,496	$893,373,257	$166,615,677	$1,342,370,330	$6,423,407	$6,315,265,636	$196,370,828

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$34,841,135	$876,172,684	$166,195,512	$1,292,869,801	$6,008,400	$6,003,318,936	$195,192,000
Undistributed (distribution in excess of) net investment income	(55,573)	(9,841,789)	(3,337,978)	(30,670,500)	(38,697)	(31,667,304)	(167,162)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(157,947)	(16,148,365)	300,984	(3,908,836)	52,813	20,080,265	100,313
Net unrealized appreciation (depreciation) on:
Investments	(1,259,119)	43,057,380	3,293,413	83,468,484	392,231	323,533,739	1,245,677
Foreign currency	—	133,347	163,746	611,381	8,660	—	—

NET ASSETS	$33,368,496	$893,373,257	$166,615,677	$1,342,370,330	$6,423,407	$6,315,265,636	$196,370,828

NET ASSET VALUE PER SHARE
Net asset value per share	$47.67	$58.01	$37.03	$58.62	$32.12	$39.44	$30.21

Shares outstanding (unlimited amount authorized, $0.01 par value)	700,000	15,400,483	4,500,000	22,900,019	200,000	160,123,812	6,500,000

COST OF INVESTMENTS:
Unaffiliated issuers	$34,285,440	$843,729,005	$147,226,036	$1,234,965,127	$5,878,194	$5,850,349,567	$192,753,318
Affiliated issuers	40,995	173,461	1,205,745	10,820,067	923	96,742,366	4,745,594

Total cost of investments	$34,326,435	$843,902,466	$148,431,781	$1,245,785,194	$5,879,117	$5,947,091,933	$197,498,912

Foreign currency, at cost	$—	$1,421,281	$976,871	$4,091,539	$40,935	$—	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2010 (Unaudited)

					SPDR Barclays
			SPDR Barclays	SPDR Barclays	Capital	SPDR Barclays	SPDR Barclays
	SPDR Barclays	SPDR Barclays	Capital	Capital	Intermediate	Capital	Capital
	Capital 1-3 Month	Capital	Intermediate Term	Long Term	Term Corporate	Long Term Corporate	Convertible
	T-Bill ETF	TIPS ETF	Treasury ETF	Treasury ETF	Bond ETF	Bond ETF	Securities ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers (Note 2)	$765,098	$3,707,236	$2,616,656	$598,566	$2,476,518	$951,843	$3,856,076
Interest income on securities of affiliated issuers (Note 3)	294	812	1,503	176	4,041	782	3,944
Dividend income (Note 2)	—	—	—	—	—	—	4,148,031
Affiliated securities lending — net (Note 3 and Note 8)	128,363	8,550	23,460	3,025	7,780	2,432	56,688

TOTAL INVESTMENT INCOME	893,755	3,716,598	2,641,619	601,767	2,488,339	955,057	8,064,739

EXPENSES
Advisory fee (Note 3)	734,320	348,935	166,212	21,385	104,579	25,829	761,162
Trustees’ fees and expenses (Note 3)	26,468	6,553	4,232	463	2,111	560	4,734
Proxy expenses	81,729	55,916	42,122	2,595	8,839	4,404	39,478
Miscellaneous expenses	—	—	—	—	397	—	193

TOTAL EXPENSES	842,517	411,404	212,566	24,443	115,926	30,793	805,567

NET INVESTMENT INCOME (LOSS)	51,238	3,305,194	2,429,053	577,324	2,372,413	924,264	7,259,172

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	45,001	3,812,585	1,698,267	42,421	1,101,847	697,399	7,248,416
Net change in unrealized appreciation (depreciation) on:
Investments	63,107	(816,132)	(3,131,722)	(2,374,924)	(806,306)	(961,058)	39,720,112

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	108,108	2,996,453	(1,433,455)	(2,332,503)	295,541	(263,659)	46,968,528

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,346	$6,301,647	$995,598	$(1,755,179)	$2,667,954	$660,605	$54,227,700

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2010 (Unaudited)

						SPDR Nuveen
	SPDR Barclays			SPDR Nuveen	SPDR Nuveen	Barclays
	Capital	SPDR Barclays	SPDR Nuveen	Barclays	Barclays	Capital	SPDR Nuveen
	Mortgage	Capital	Barclays	Capital California	Capital New York	Short Term	S&P VRDO
	Backed Bond ETF	Aggregate Bond ETF	Capital Municipal Bond ETF	Municipal Bond ETF	Municipal Bond ETF	Municipal Bond ETF	Municipal Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers (Note 2)	$259,402	$3,267,443	$16,931,050	$1,376,167	$454,434	$10,913,033	$56,269
Interest income on securities of affiliated issuers (Note 3)	41,824	83,165	2,407	464	187	3,604	39
Affiliated securities lending — net (Note 3 and Note 8)	—	15,766	—	—	—	—	—

TOTAL INVESTMENT INCOME	301,226	3,366,374	16,933,457	1,376,631	454,621	10,916,637	56,308

EXPENSES
Advisory fee (Note 3)	36,231	213,560	1,465,244	72,359	26,991	1,319,712	11,744
Trustees’ fees and expenses (Note 3)	568	3,916	17,011	1,179	449	21,683	235
Proxy expenses	1,574	23,915	—	—	—	—	—
Miscellaneous expenses	1,012	557	505	—	—	243	301

TOTAL EXPENSES	39,385	241,948	1,482,760	73,538	27,440	1,341,638	12,280

Expenses waived by Adviser (Note 3)	—	(62,348)	(459,805)	—	—	—	—

NET INVESTMENT INCOME (LOSS)	261,841	3,186,774	15,910,502	1,303,093	427,181	9,574,999	44,028

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	494,889	2,991,912	5,735,101	471,564	299,592	4,555,999	—
Net change in unrealized appreciation (depreciation) on:
Investments	(513,850)	(4,043,054)	(34,917,502)	(4,291,473)	(1,319,308)	(11,481,636)	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(18,961)	(1,051,142)	(29,182,401)	(3,819,909)	(1,019,716)	(6,925,637)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$242,880	$2,135,632	$(13,271,899)	$(2,516,816)	$(592,535)	$2,649,362	$44,028

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2010 (Unaudited)

		SPDR DB	SPDR Barclays	SPDR Barclays	SPDR Barclays		SPDR Barclays
	SPDR Nuveen Barclays	International Government	Capital	Capital	Capital	SPDR Barclays	Capital
	Capital Build	Inflation-Protected	Short Term International	International	International	Capital	Short Term
	America Bond ETF	Bond ETF	Treasury Bond ETF	Treasury Bond ETF	Corporate Bond ETF	High Yield Bond ETF	Corporate Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers (Note 2)	$606,403	$20,141,828	$1,282,042	$17,952,561	$99,462	$259,704,295	$1,867,117
Interest income on securities of affiliated issuers (Note 3)	489	611	1,679	10,525	5	79,311	2,591
Affiliated securities lending — net (Note 3 and Note 8)	—	5,947	—	—	—	—	—
Foreign taxes withheld	—	(24,649)	(1,370)	(97,667)	—	—	—

TOTAL INVESTMENT INCOME	606,892	20,123,737	1,282,351	17,865,419	99,467	259,783,606	1,869,708

EXPENSES
Advisory fee (Note 3)	37,534	2,183,103	263,578	3,118,155	18,015	11,377,461	114,604
Trustees’ fees and expenses (Note 3)	239	13,797	2,194	19,254	113	82,346	2,971
Proxy expenses	—	142,571	21,094	198,201	—	464,660	2,623
Miscellaneous expenses	—	850	37	3,080	—	614	60

TOTAL EXPENSES	37,773	2,340,321	286,903	3,338,690	18,128	11,925,081	120,258

NET INVESTMENT INCOME (LOSS)	569,119	17,783,416	995,448	14,526,729	81,339	247,858,525	1,749,450

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(157,946)	(2,926,520)	382,540	8,235,710	41,976	125,672,687	509,311
Foreign currency transactions	—	(84,148)	186,679	1,470,245	11,105	—	—
Forward foreign currency contracts	—	—	2,040	929	926	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,348,930)	88,406,104	11,243,239	70,506,561	431,840	196,008,995	1,334,185
Foreign currency transactions	—	800,493	256,530	1,649,445	7,128	—	—
Forward foreign currency contracts	—	—	19,445	231,839	(4,650)	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(1,506,876)	86,195,929	12,090,473	82,094,729	488,325	321,681,682	1,843,496

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(937,757)	$103,979,345	$13,085,921	$96,621,458	$569,664	$569,540,207	$3,592,946

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Barclays Capital 1-3 Month
	T-Bill ETF		SPDR Barclays Capital TIPS ETF		SPDR Barclays Capital Intermediate Term Treasury ETF		SPDR Barclays Capital Long Term Treasury ETF		SPDR Barclays Capital Intermediate Term Corporate Bond ETF
	Six Months		Six Months		Six Months		Six Months		Six Months
	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended
	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,238	$3,299	$3,305,194	$11,909,759	$2,429,053	$4,105,448	$577,324	$743,478	$2,372,413	$2,606,926
Net realized gain (loss) on investments	45,001	103,743	3,812,585	2,023,380	1,698,267	125,427	42,421	(16,204)	1,101,847	770,418
Net change in unrealized appreciation (depreciation) on investments	63,107	(12,064)	(816,132)	16,343,442	(3,131,722)	7,262,005	(2,374,924)	1,547,031	(806,306)	2,960,354

Net increase (decrease) in net assets resulting from operations	159,346	94,978	6,301,647	30,276,581	995,598	11,492,880	(1,755,179)	2,274,305	2,667,954	6,337,698

Net equalization credits and charges	(7,263)	(63,624)	(19,330)	45,199	(44,274)	87,556	16,754	25,494	45,288	174,657

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(3,299)	(4,318,294)	(10,410,346)	(2,791,280)	(4,039,490)	(667,250)	(748,307)	(2,789,132)	(2,546,039)
Net realized gains	—	(95,292)	—	—	(427,780)	(278,156)	—	—	(670,571)	(76,151)
Return of capital	—	(124,216)	—	—	—	—	—	—	—	—

Total distributions to shareholders	—	(222,807)	(4,318,294)	(10,410,346)	(3,219,060)	(4,317,646)	(667,250)	(748,307)	(3,459,703)	(2,622,190)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	715,270,776	568,557,583	21,423,598	102,602,847	5,980,406	109,682,074	12,249,186	27,451,043	39,975,675	85,873,903
Proceeds from reinvestment of distributions	—	138	—	8,906	—	—	—	—	—	2,274
Cost of shares redeemed	(756,557,371)	(499,840,672)	(42,566,902)	(31,230,545)	(41,168,757)	(17,224,860)	(5,547,421)	(21,815,183)	(9,793,988)	(3,199,131)
Net income equalization (Note 2)	7,263	63,624	19,330	(45,199)	44,274	(87,556)	(16,754)	(25,494)	(45,288)	(174,657)
Other capital (Note 4)	—	—	—	—	—	—	—	—	—	4,764

Net increase (decrease) in net assets from beneficial interest transactions	(41,279,332)	68,780,673	(21,123,974)	71,336,009	(35,144,077)	92,369,658	6,685,011	5,610,366	30,136,399	82,507,153

Net increase (decrease) in net assets during the period	(41,127,249)	68,589,220	(19,159,951)	91,247,443	(37,411,813)	99,632,448	4,279,336	7,161,858	29,389,938	86,397,318
Net assets at beginning of period	1,054,531,810	985,942,590	379,748,840	288,501,397	242,702,562	143,070,114	23,660,564	16,498,706	113,746,540	27,349,222

NET ASSETS END OF PERIOD (1)	$1,013,404,561	$1,054,531,810	$360,588,889	$379,748,840	$205,290,749	$242,702,562	$27,939,900	$23,660,564	$143,136,478	$113,746,540

SHARES OF BENEFICIAL INTEREST:
Shares sold	15,600,000	12,400,000	400,000	2,000,000	100,000	1,900,000	200,000	500,000	1,200,000	2,700,000
Shares issued to shareholders from reinvestment of distributions	—	3	—	177	—	—	—	—	—	72
Shares redeemed	(16,500,000)	(10,900,000)	(800,000)	(600,000)	(700,000)	(300,000)	(100,000)	(400,000)	(300,000)	(100,000)

Net increase (decrease)	(900,000)	1,500,003	(400,000)	1,400,177	(600,000)	1,600,000	100,000	100,000	900,000	2,600,072

(1) Including undistributed (distribution in excess of) net investment income	$51,238	$—	$(25,221)	$987,879	$(205,972)	$156,255	$(39,034)	$50,892	$(272,993)	$143,726

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Capital Long Term		SPDR Barclays Capital Convertible		SPDR Barclays Capital Mortgage		SPDR Barclays Capital Aggregate		SPDR Nuveen Barclays Capital
	Corporate Bond ETF		Securities ETF		Backed Bond ETF		Bond ETF		Municipal Bond ETF
	Six Months		Six Months		Six Months		Six Months		Six Months
	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended
	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$924,264	$1,152,928	$7,259,172	$7,755,597	$261,841	$291,141	$3,186,774	$6,908,798	$15,910,502	$29,973,934
Net realized gain (loss) on investments	697,399	208,701	7,248,416	3,053,018	494,889	332,826	2,991,912	3,221,816	5,735,101	2,482,903
Net change in unrealized appreciation (depreciation) on investments	(961,058)	1,354,396	39,720,112	3,935,725	(513,850)	345,423	(4,043,054)	8,376,354	(34,917,502)	28,631,186

Net increase (decrease) in net assets resulting from operations	660,605	2,716,025	54,227,700	14,744,340	242,880	969,390	2,135,632	18,506,968	(13,271,899)	61,088,023

Net equalization credits and charges	(3,012)	32,230	380,251	251,785	17,644	29,906	(4,057)	53,101	(16,054)	538,830

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,079,020)	(1,068,588)	(11,205,636)	(8,957,176)	(328,040)	(287,151)	(3,801,681)	(6,943,248)	(19,435,496)	(29,426,559)
Net realized gains	(664,892)	(55,772)	(1,537,389)	(681,002)	(668,150)	(122,529)	(3,289,893)	(3,548,974)	(5,638,860)	—

Total distributions to shareholders	(1,743,912)	(1,124,360)	(12,743,025)	(9,638,178)	(996,190)	(409,680)	(7,091,574)	(10,492,222)	(25,074,356)	(29,426,559)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,803,498	24,656,058	231,100,116	253,944,147	16,493,766	21,507,416	39,916,649	27,877,493	50,942,678	336,556,819
Proceeds from reinvestment of distributions	—	—	—	—	—	—	—	4,890	—	30,160
Cost of shares redeemed	(7,200,154)	—	—	(43,844,160)	(10,982,807)	—	(33,643,931)	(10,959,439)	(109,477,191)	—
Net income equalization (Note 2)	3,012	(32,230)	(380,251)	(251,785)	(17,644)	(29,906)	4,057	(53,101)	16,054	(538,830)
Other capital (Note 4)	—	—	31,791	115,367	54,953	43,015	14,365	—	—	152,313

Net increase (decrease) in net assets from beneficial interest transactions	(3,393,644)	24,623,828	230,751,656	209,963,569	5,548,268	21,520,525	6,291,140	16,869,843	(58,518,459)	336,200,462

Net increase (decrease) in net assets during the period	(4,479,963)	26,247,723	272,616,582	215,321,516	4,812,602	22,110,141	1,331,141	24,937,690	(96,880,768)	368,400,756
Net assets at beginning of period	32,909,063	6,661,340	259,628,833	44,307,317	27,362,403	5,252,262	221,027,400	196,089,710	952,260,023	583,859,267

NET ASSETS END OF PERIOD (1)	$28,429,100	$32,909,063	$532,245,415	$259,628,833	$32,175,005	$27,362,403	$222,358,541	$221,027,400	$855,379,255	$952,260,023

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	700,000	5,900,000	7,000,000	600,000	800,000	700,000	500,000	2,200,000	14,900,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	—	88	—	1,341
Shares redeemed	(200,000)	—	—	(1,200,000)	(400,000)	—	(600,000)	(200,000)	(4,800,000)	—

Net increase (decrease)	(100,000)	700,000	5,900,000	5,800,000	200,000	800,000	100,000	300,088	(2,600,000)	14,901,341

(1) Including undistributed (distribution in excess of) net investment income	$(33,880)	$120,876	$(2,445,433)	$1,501,031	$(47,553)	$18,646	$(436,917)	$177,990	$(1,978,431)	$1,546,563

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays Capital		SPDR Nuveen Barclays Capital New		SPDR Nuveen Barclays Capital Short		SPDR Nuveen S&P VRDO Municipal		SPDR Nuveen Barclays Capital Build
	California Municipal Bond ETF		York Municipal Bond ETF		Term Municipal Bond ETF		Bond ETF		America Bond ETF
	Six Months		Six Months		Six Months		Six Months	For the Period	Six Months	For the Period
	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	9/23/09*-	Ended 12/31/10	5/12/10*-
	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,303,093	$2,467,341	$427,181	$791,042	$9,574,999	$15,753,170	$44,028	$28,397	$569,119	$67,679
Net realized gain (loss) on investments	471,564	140,122	299,592	26,824	4,555,999	734,268	—	—	(157,946)	9,796
Net change in unrealized appreciation (depreciation) on investments	(4,291,473)	2,470,971	(1,319,308)	942,771	(11,481,636)	11,360,004	—	—	(1,348,930)	89,811

Net increase (decrease) in net assets resulting from operations	(2,516,816)	5,078,434	(592,535)	1,760,637	2,649,362	27,847,442	44,028	28,397	(937,757)	167,286

Net equalization credits and charges	29,916	28,712	3,893	13,065	49,979	544,536	(1,678)	552	51,453	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,642,869)	(2,400,827)	(540,050)	(773,962)	(11,536,297)	(15,418,078)	(52,065)	(19,230)	(671,838)	(20,533)
Net realized gains	(547,910)	—	(138,121)	—	(4,028,193)	—	—	—	(9,797)	—

Total distributions to shareholders	(2,190,779)	(2,400,827)	(678,171)	(773,962)	(15,564,490)	(15,418,078)	(52,065)	(19,230)	(681,635)	(20,533)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	9,230,088	22,265,540	2,315,058	8,889,680	130,915,628	737,754,747	—	15,001,302	24,828,721	10,000,000
Proceeds from reinvestment of distributions	—	2,612	—	—	—	42,234	—	—	—	—
Cost of shares redeemed	(4,279,856)	—	—	—	(69,786,901)	—	(6,003,177)	—	—	—
Net income equalization (Note 2)	(29,916)	(28,712)	(3,893)	(13,065)	(49,979)	(544,536)	1,678	(552)	(51,453)	—
Other capital (Note 4)	4,615	11,393	—	4,342	42,445	364,089	—	3,000	12,414	—

Net increase (decrease) in net assets from beneficial interest transactions	4,924,931	22,250,833	2,311,165	8,880,957	61,121,193	737,616,534	(6,001,499)	15,003,750	24,789,682	10,000,000

Net increase (decrease) in net assets during the period	247,252	24,957,152	1,044,352	9,880,697	48,256,044	750,590,434	(6,011,214)	15,013,469	23,221,743	10,146,753
Net assets at beginning of period	65,333,260	40,376,108	24,926,241	15,045,544	1,252,378,128	501,787,694	15,013,469	—	10,146,753	—

NET ASSETS END OF PERIOD (1)	$65,580,512	$65,333,260	$25,970,593	$24,926,241	$1,300,634,172	$1,252,378,128	$9,002,255	$15,013,469	$33,368,496	$10,146,753

SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	1,000,000	100,000	400,000	5,400,000	30,800,000	—	500,000	500,000	200,000
Shares issued to shareholders from reinvestment of distributions	—	117	—	—	—	1,771	—	—	—	—
Shares redeemed	(200,000)	—	—	—	(2,900,000)	—	(200,000)	—	—	—

Net increase (decrease)	200,000	1,000,117	100,000	400,000	2,500,000	30,801,771	(200,000)	500,000	500,000	200,000

(1) Including undistributed (distribution in excess of) net investment income	$(173,662)	$166,114	$(52,220)	$60,649	$(1,230,492)	$730,806	$1,130	$9,167	$(55,573)	$47,146

*	Commencement of operations

See accompanying notes to financial statements.

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157

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR DB International Government		SPDR Barclays Capital Short Term		SPDR Barclays Capital		SPDR Barclays Capital		SPDR Barclays Capital		SPDR Barclays Capital
	Inflation-Protected Bond ETF		International Treasury Bond ETF		International Treasury Bond ETF		International Corporate Bond ETF		High Yield Bond ETF		Short Term Corporate Bond ETF
	Six Months		Six Months		Six Months		Six Months	For the Period	Six Months		Six Months	For the Period
	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	Year Ended	Ended 12/31/10	5/19/10*-	Ended 12/31/10	Year Ended	Ended 12/31/10	12/16/09*-
	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10	(Unaudited)	6/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,783,416	$38,076,431	$995,448	$1,328,244	$14,526,729	$33,322,966	$81,339	$14,828	$247,858,525	$363,229,613	$1,749,450	$911,920
Net realized gain (loss) on investments and foreign currency transactions	(3,010,668)	(25,880,435)	571,259	(5,420,928)	9,706,884	(36,032,386)	54,007	3,377	125,672,687	162,789,493	509,311	94,920
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	89,206,597	(39,405,741)	11,519,214	(8,492,981)	72,387,845	(5,435,181)	434,318	(33,427)	196,008,995	43,410,245	1,334,185	(88,508)

Net increase (decrease) in net assets resulting from operations	103,979,345	(27,209,745)	13,085,921	(12,585,665)	96,621,458	(8,144,601)	569,664	(15,222)	569,540,207	569,429,351	3,592,946	918,332

Net equalization credits and charges	(1,470,520)	5,353,531	140,703	196,533	5,154,322	(1,840,713)	—	—	5,929,236	12,051,924	13,620	128,626

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,239,178)	(14,678,113)	—	(895,839)	(8,382,071)	(11,120,253)	(138,400)	—	(291,846,817)	(361,521,034)	(2,062,615)	(765,917)
Net realized gains	—	—	—	(14,178)	—	—	(1,035)	—	(97,393,593)	—	(214,565)	—

Total distributions to shareholders	(15,239,178)	(14,678,113)	—	(910,017)	(8,382,071)	(11,120,253)	(139,435)	—	(389,240,410)	(361,521,034)	(2,277,180)	(765,917)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	41,431,974	676,154,211	18,564,510	158,537,496	238,616,344	443,361,818	—	6,000,000	2,637,656,229	2,852,761,943	60,353,545	173,558,455
Proceeds from reinvestment of distributions	—	—	—	—	—	—	—	—	—	624,635	—	—
Cost of shares redeemed	(87,687,234)	(180,818,380)	—	(20,911,640)	(23,062,929)	(477,707,073)	—	—	(804,800,740)	(660,797,330)	(27,210,166)	(11,978,843)
Net income equalization (Note 2)	1,470,520	(5,353,531)	(140,703)	(196,533)	(5,154,322)	1,840,713	—	—	(5,929,236)	(12,051,924)	(13,620)	(128,626)
Other capital (Note 4)	387,358	2,570,918	37,129	283,623	654,198	2,302,672	—	8,400	858,677	44,960	13,568	166,088

Net increase (decrease) in net assets from beneficial interest transactions	(44,397,382)	492,553,218	18,460,936	137,712,946	211,053,291	(30,201,870)	—	6,008,400	1,827,784,930	2,180,582,284	33,143,327	161,617,074

Net increase (decrease) in net assets during the period	42,872,265	456,018,891	31,687,560	124,413,797	304,447,000	(51,307,437)	430,229	5,993,178	2,014,013,963	2,400,542,525	34,472,713	161,898,115
Net assets at beginning of period	850,500,992	394,482,101	134,928,117	10,514,320	1,037,923,330	1,089,230,767	5,993,178	—	4,301,251,673	1,900,709,148	161,898,115	—

NET ASSETS END OF PERIOD (1)	$893,373,257	$850,500,992	$166,615,677	$134,928,117	$1,342,370,330	$1,037,923,330	$6,423,407	$5,993,178	$6,315,265,636	$4,301,251,673	$196,370,828	$161,898,115

SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	12,100,000	500,000	4,300,000	4,000,000	7,800,000	—	200,000	67,000,000	75,200,000	2,000,000	5,800,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	—	—	—	17,314	—	—
Shares redeemed	(1,600,000)	(3,400,000)	—	(600,000)	(400,000)	(8,600,000)	—	—	(20,100,000)	(17,400,000)	(900,000)	(400,000)

Net increase (decrease)	(900,000)	8,700,000	500,000	3,700,000	3,600,000	(800,000)	—	200,000	46,900,000	57,817,314	1,100,000	5,400,000

(1) Including undistributed (distribution in excess of) net investment income	$(9,841,789)	$(12,386,027)	$(3,337,978)	$(4,333,426)	$(30,670,500)	$(36,815,158)	$(38,697)	$18,364	$(31,667,304)	$12,320,988	$(167,162)	$146,003

*	Commencement of operations

See accompanying notes to financial statements.

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159

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Barclays Capital 1-3 Month T-Bill ETF								SPDR Barclays Capital TIPS ETF							SPDR Barclays Capital Intermediate Term Treasury ETF
	Six Months Ended						For the Period		Six Months Ended					For the Period		Six Months Ended					For the Period
	12/31/10		Year Ended		Year Ended	Year Ended	5/25/07*-		12/31/10		Year Ended	Year Ended	Year Ended	5/25/07*-		12/31/10		Year Ended	Year Ended	Year Ended	5/23/07*-
	(Unaudited)		6/30/10		6/30/09	6/30/08	6/30/07		(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07		(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07

Net asset value, beginning of period	$45.85		$45.86		$45.88	$45.96	$45.74		$52.74		$49.74	$52.00	$47.88	$48.01		$59.19		$57.22	$55.32	$52.56	$52.57

Income (loss) from investment operations:
Net investment income (loss)	0.00	(1) (2)	0.00	(1) (2)	0.23 (2)	1.32	0.20		0.47	(2)	1.78 (2)	0.54 (2)	2.86	0.41		0.59	(2)	1.19 (2)	1.43 (2)	2.06	0.22
Net realized and unrealized gain (loss) (3)	0.00	(1)	0.00	(1)	0.11	0.03	0.02		0.44		2.78	(1.19)	4.24	(0.57)		(0.31)		2.02	1.92	2.81	(0.23)

Total from investment operations	0.00	(1)	0.00	(1)	0.34	1.35	0.22		0.91		4.56	(0.65)	7.10	(0.16)		0.28		3.21	3.35	4.87	(0.01)

Net equalization credits and charges (2)	0.00	(1)	0.00	(1)	0.02	0.09	—		(0.00	)(1)	0.01	0.07	(0.12)	0.03		(0.01)		0.03	0.06	0.17	—

Other Capital (2)	—		—		—	—	—		—		—	0.00 (1)	—	—		—		—	—	—	—

Distributions to shareholders from:
Net investment income	—		(0.00	)(1)	(0.37)	(1.52)	—		(0.62)		(1.57)	(1.68)	(2.86)	—		(0.69)		(1.19)	(1.51)	(2.24)	—
Net realized gains	—		(0.00	)(1)	(0.01)	—	—		—		—	—	—	—		(0.12)		(0.08)	—	(0.04)	—
Return of capital	—		(0.01)		—	—	—		—		—	—	—	—		—		—	—	—	—

Total distributions	—		(0.01)		(0.38)	(1.52)	—		(0.62)		(1.57)	(1.68)	(2.86)	—		(0.81)		(1.27)	(1.51)	(2.28)	—

Net asset value, end of period	$45.85		$45.85		$45.86	$45.88	$45.96		$53.03		$52.74	$49.74	$52.00	$47.88		$58.65		$59.19	$57.22	$55.32	$52.56

Total return (4)	0.01%		0.00	%(5)	0.79%	3.18%	0.48%		1.72%		9.33%	(1.11)%	14.96%	(0.27)%		0.46%		5.73%	6.20%	9.73%	(0.02)%
Net assets, end of period (in 000’s)	$1,013,405		$1,054,532		$985,943	$284,435	$36,766		$360,589		$379,749	$288,501	$93,602	$57,457		$205,291		$242,703	$143,070	$44,261	$10,513
Ratio of expenses to average net assets	0.15	%(6)	0.14%		0.14%	0.14%	0.14	%(6)	0.20	%(6)	0.19%	0.19%	0.19%	0.19	%(6)	0.16	%(6)	0.14%	0.14%	0.14%	0.14	%(6)
Ratio of net investment income (loss) to average net assets	0.01	%(6)	0.00	%(5)	0.49%	2.72%	4.49	%(6)	1.75	%(6)	3.48%	1.11%	6.49%	10.23	%(6)	1.97	%(6)	2.06%	2.50%	3.51%	4.13	%(6)
Portfolio turnover rate (7)	311%		623%		692%	583%	2%		9%		18%	21%	16%	—	%(5)	16%		39%	49%	36%	7%

*	Commencement of operations
(1)	Amount is less than $0.005 per share.
(2)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Amount is less than 0.005%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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161

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

								SPDR Barclays Capital
								Intermediate Term					SPDR Barclays Capital
	SPDR Barclays Capital Long Term Treasury ETF							Corporate Bond ETF					Long Term Corporate Bond ETF					SPDR Barclays Capital Convertible Securities ETF
	Six Months Ended					For the Period		Six Months Ended			For the Period		Six Months Ended			For the Period		Six Months Ended			For the Period
	12/31/10		Year Ended	Year Ended	Year Ended	5/23/07*-		12/31/10		Year Ended	2/10/09*-		12/31/10		Year Ended	3/10/09*-		12/31/10		Year Ended	4/14/09*-
	(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07		(Unaudited)		6/30/10	6/30/09		(Unaudited)		6/30/10	6/30/09		(Unaudited)		6/30/10	6/30/09

Net asset value, beginning of period	$59.15		$55.00	$53.39	$49.67	$50.12		$32.50		$30.39	$30.00		$36.57		$33.31	$30.00		$36.06		$31.65	$30.00

Income (loss) from investment operations:
Net investment income (loss)	1.08	(1)	2.20 (1)	2.36 (1)	2.47	0.22		0.57	(1)	1.31 (1)	0.59	(1)	1.01	(1)	2.07 (1)	0.65	(1)	0.75	(1)	1.43 (1)	0.35	(1)
Net realized and unrealized gain (loss) (2)	(3.11)		4.06	1.64	3.72	(0.67)		0.28		2.13	0.20		(0.03)		3.30	3.13		5.03		4.78	1.42

Total from investment operations	(2.03)		6.26	4.00	6.19	(0.45)		0.85		3.44	0.79		0.98		5.37	3.78		5.78		6.21	1.77

Net equalization credits and charges (1)	0.03		0.08	0.01	(0.01)	—		0.01		0.09	0.05		(0.00	)(3)	0.06	—		0.04		0.05	0.05

Other Capital (1)	—		—	—	—	—		—		0.00 (3)	—		—		—	—		0.00	(3)	0.02	0.05

Distributions to shareholders from:
Net investment income	(1.27)		(2.19)	(2.40)	(2.45)	—		(0.68)		(1.38)	(0.45)		(1.18)		(2.09)	(0.47)		(1.13)		(1.76)	(0.22)
Net realized gains	—		—	—	(0.01)	—		(0.15)		(0.04)	—		(0.83)		(0.08)	—		(0.12)		(0.11)	—

Total distributions	(1.27)		(2.19)	(2.40)	(2.46)	—		(0.83)		(1.42)	(0.45)		(2.01)		(2.17)	(0.47)		(1.25)		(1.87)	(0.22)

Net asset value, end of period	$55.88		$59.15	$55.00	$53.39	$49.67		$32.53		$32.50	$30.39		$35.54		$36.57	$33.31		$40.63		$36.06	$31.65

Total return (4)	(3.44)%		11.93%	7.51%	12.62%	(0.90)%		2.64%		11.85%	2.86%		2.73%		16.76%	12.70%		16.31%		19.92%	6.24%
Net assets, end of period (in 000’s)	$27,940		$23,661	$16,499	$10,678	$9,934		$143,136		$113,747	$27,349		$28,429		$32,909	$6,661		$532,245		$259,629	$44,307
Ratio of expenses to average net assets	0.15	%(5)	0.14%	0.14%	0.14%	0.14	%(5)	0.16	%(5)	0.15%	0.15	%(5)	0.17	%(5)	0.15%	0.15	%(5)	0.41	%(5)	0.40%	0.40	%(5)
Ratio of net investment income (loss) to average net assets	3.63	%(5)	4.01%	4.14%	4.58%	4.29	%(5)	3.40	%(5)	4.13%	5.22	%(5)	5.37	%(5)	5.85%	6.82	%(5)	3.81	%(5)	3.85%	5.33	%(5)
Portfolio turnover rate (6)	13%		54%	17%	11%	4%		40%		42%	4%		42%		42%	27%		17%		26%	9%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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163

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Barclays Capital Mortgage Backed Bond ETF					SPDR Barclays Capital Aggregate Bond ETF							SPDR Nuveen Barclays Capital Municipal Bond ETF
	Six Months Ended			For the Period		Six Months Ended					For the Period		Six Months Ended				For the Period
	12/31/10		Year Ended	1/15/09*-		12/31/10		Year Ended	Year Ended	Year Ended	5/23/07*-		12/31/10		Year Ended	Year Ended	9/11/07*-
	(Unaudited)		6/30/10	6/30/09		(Unaudited)		6/30/10	6/30/09	6/30/08	6/30/07		(Unaudited)		6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$27.36		$26.26	$26.05		$56.67		$54.47	$53.13	$52.09	$52.36		$22.94		$21.95	$21.73	$22.16

Income (loss) from investment operations:
Net investment income (loss)	0.20	(1)	0.68 (1)	0.25	(1)	0.79	(1)	1.85 (1)	2.13 (1)	2.44	0.24		0.38	(1)	0.85 (1)	0.86 (1)	0.64
Net realized and unrealized gain (loss) (2)	0.02		1.29	0.14		(0.10)		3.13	1.41	0.91	(0.51)		(0.72)		0.97	0.18	(0.53)

Total from investment operations	0.22		1.97	0.39		0.69		4.98	3.54	3.35	(0.27)		(0.34)		1.82	1.04	0.11

Net equalization credits and charges (1)	0.01		0.07	—		(0.00	)(3)	0.01	0.03	0.31	—		(0.00	)(3)	0.02	0.03	0.05

Other Capital (1)	0.04		0.10	—		0.00	(3)	—	0.01	—	—		—		—	0.00 (3)	0.00	(3)

Distributions to shareholders from:
Net investment income	(0.26)		(0.73)	(0.18)		(0.95)		(1.86)	(2.18)	(2.62)	—		(0.47)		(0.85)	(0.85)	(0.59)
Net realized gains	(0.56)		(0.31)	—		(0.82)		(0.93)	(0.06)	—	—		(0.14)		—	—	—

Total distributions	(0.82)		(1.04)	(0.18)		(1.77)		(2.79)	(2.24)	(2.62)	—		(0.61)		(0.85)	(0.85)	(0.59)

Net asset value, end of period	$26.81		$27.36	$26.26		$55.59		$56.67	$54.47	$53.13	$52.09		$21.99		$22.94	$21.95	$21.73

Total return (4)	0.97%		8.31%	1.51%		1.23%		9.36%	6.90%	7.13%	(0.52)%		(1.55)%		8.50%	5.07%	0.73%
Net assets, end of period (in 000’s)	$32,175		$27,362	$5,252		$222,359		$221,027	$196,090	$116,880	$10,419		$855,379		$952,260	$583,859	$256,404
Ratio of expenses to average net assets	0.21	%(5)	0.21%	0.20	%(5)	0.14	%(5)	0.13%	0.13%	0.13%	0.13	%(5)	0.21	%(5)	0.20%	0.20%	0.20	%(5)
Ratio of expenses to average net assets before waivers	—%		—%	—%		0.21	%(5)	0.19%	0.19%	0.19%	0.19	%(5)	0.30	%(5)	0.30%	0.30%	0.30	%(5)
Ratio of net investment income (loss) to average net assets	1.45	%(5)	2.55%	2.14	%(5)	2.75	%(5)	3.33%	3.98%	4.13%	4.42	%(5)	3.26	%(5)	3.75%	3.96%	3.79	%(5)
Portfolio turnover rate (6)	731%		897%	619%		171%		376%	475%	151%	17%		7%		9%	3%	0%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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165

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Capital California Municipal Bond ETF						SPDR Nuveen Barclays Capital New York Municipal Bond ETF						SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
	Six Months Ended				For the Period		Six Months Ended				For the Period		Six Months Ended				For the Period
	12/31/10		Year Ended	Year Ended	10/10/07*-		12/31/10		Year Ended	Year Ended	10/11/07*-		12/31/10		Year Ended	Year Ended	10/10/07*-
	(Unaudited)		6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/10	6/30/09	6/30/08

Net asset value, beginning of period	$22.53		$21.25	$21.74	$22.18		$22.66		$21.49	$21.64	$21.96		$24.08		$23.67	$22.82	$22.53

Income (loss) from investment operations:
Net investment income (loss)	0.41	(1)	0.96 (1)	0.92 (1)	0.62		0.36	(1)	0.88 (1)	0.87 (1)	0.63		0.18	(1)	0.42 (1)	0.55 (1)	0.45
Net realized and unrealized gain (loss) (2)	(1.11)		1.27	(0.52)	(0.52)		(0.80)		1.16	(0.16)	(0.39)		(0.12)		0.41	0.83	0.19

Total from investment operations	(0.70)		2.23	0.40	0.10		(0.44)		2.04	0.71	0.24		0.06		0.83	1.38	0.64

Net equalization credits and charges (1)	0.01		0.01	0.02	0.02		0.00	(3)	0.01	0.01	—		0.00	(3)	0.01	0.03	0.06

Other Capital (1)	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)	—		0.00 (3)	0.00 (3)	—		0.00	(3)	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.52)		(0.96)	(0.91)	(0.56)		(0.46)		(0.88)	(0.87)	(0.56)		(0.21)		(0.44)	(0.57)	(0.42)
Net realized gains	(0.17)		—	—	—		(0.12)		—	—	—		(0.07)		—	—	—

Total distributions	(0.69)		(0.96)	(0.91)	(0.56)		(0.58)		(0.88)	(0.87)	(0.56)		(0.28)		(0.44)	(0.57)	(0.42)

Net asset value, end of period	$21.15		$22.53	$21.25	$21.74		$21.64		$22.66	$21.49	$21.64		$23.86		$24.08	$23.67	$22.82

Total return (4)	(3.16)%		10.67%	2.02%	0.54%		(2.02)%		9.66%	3.49%	1.08%		0.27%		3.60%	6.29%	3.16%
Net assets, end of period (in 000’s)	$65,581		$65,333	$40,376	$17,392		$25,971		$24,926	$15,046	$12,986		$1,300,634		$1,252,378	$501,788	$123,225
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.20%	0.20	%(5)	0.20	%(5)	0.20%	0.20%	0.20	%(5)	0.20	%(5)	0.20%	0.20%	0.20	%(5)
Ratio of net investment income (loss) to average net assets	3.60	%(5)	4.32%	4.33%	4.04	%(5)	3.17	%(5)	3.92%	4.11%	4.02	%(5)	1.45	%(5)	1.77%	2.35%	2.66	%(5)
Portfolio turnover rate (6)	21%		12%	24%	17%		29%		9%	33%	32%		13%		14%	4%	2%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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167

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P VRDO Municipal				SPDR Nuveen Barclays Capital Build				SPDR DB International Government Inflation-Protected						SPDR Barclays Capital Short Term International Treasury
	Bond ETF				America Bond ETF				Bond ETF						Bond ETF
	Six Months Ended		For the Period		Six Months Ended		For the Period		Six Months Ended				For the Period		Six Months Ended				For the Period
	12/31/10		9/23/09*-		12/31/10		5/12/10*-		12/31/10		Year Ended	Year Ended	3/13/08*-		12/31/10		Year Ended		1/15/09*-
	(Unaudited)		6/30/10		(Unaudited)		6/30/10		(Unaudited)		6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/10		6/30/09

Net asset value, beginning of period	$30.03		$30.00		$50.73		$50.00		$52.18		$51.90	$60.71	$61.85		$33.73		$35.05		$33.05

Income (loss) from investment operations:
Net investment income (loss)	0.11	(1)	0.06	(1)	1.33	(1)	0.34	(1)	1.17	(1)	2.52 (1)	2.08 (1)	0.73		0.24	(1)	0.46	(1)	0.21	(1)
Net realized and unrealized gain (loss) (2)	0.01		—		(2.95)		0.49		5.72		(1.96)	(9.07)	(1.35)		3.02		(1.41)		1.83

Total from investment operations	0.12		0.06		(1.62)		0.83		6.89		0.56	(6.99)	(0.62)		3.26		(0.95)		2.04

Net equalization credits and charges (1)	(0.00	)(3)	0.00	(3)	0.12		—		(0.10)		0.35	0.03	0.10		0.03		0.07		(0.06)

Other Capital (1)	—		0.01		0.03		—		0.03		0.17	0.07	0.05		0.01		0.10		0.07

Distributions to shareholders from:
Net investment income	(0.14)		(0.04)		(1.58)		(0.10)		(0.99)		(0.80)	(0.04)	(0.67)		—		(0.54)		(0.05)
Net realized gains	—		—		(0.01)		—		—		—	—	—		—		—		—
Return of capital	—		—		—		—		—		—	(1.88)	—		—		(0.00	)(3)	—

Total distributions	(0.14)		(0.04)		(1.59)		(0.10)		(0.99)		(0.80)	(1.92)	(0.67)		—		(0.54)		(0.05)

Net asset value, end of period	$30.01		$30.03		$47.67		$50.73		$58.01		$52.18	$51.90	$60.71		$37.03		$33.73		$35.05

Total return (4)	0.39%		0.23%		(2.95)%		1.67%		13.11%		2.03%	(11.34)%	(0.73)%		9.78%		(2.32)%		6.22%
Net assets, end of period (in 000’s)	$9,002		$15,013		$33,368		$10,147		$893,373		$850,501	$394,482	$206,414		$166,616		$134,928		$10,514
Ratio of expenses to average net assets	0.21	%(5)	0.21	%(5)	0.35	%(5)	0.36	%(5)	0.52	%(5)	0.50%	0.50%	0.50	%(5)	0.37	%(5)	0.35%		0.36	%(5)
Ratio of net investment income (loss) to average net assets	0.75	%(5)	0.26	%(5)	5.31	%(5)	5.10	%(5)	4.07	%(5)	4.60%	4.20%	6.89	%(5)	1.32	%(5)	1.30%		1.39	%(5)
Portfolio turnover rate (6)	36%		173%		73%		16%		15%		40%	50%	2%		56%		95%		39%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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169

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Barclays Capital International Treasury Bond ETF						SPDR Barclays Capital International Corporate Bond ETF				SPDR Barclays Capital High Yield Bond ETF							SPDR Barclays Capital Short Term Corporate Bond ETF
	Six Months Ended				For the Period		Six Months Ended		For the Period		Six Months Ended					For the Period		Six Months Ended		For the Period
	12/31/10		Year Ended	Year Ended	10/2/07*-		12/31/10		5/19/10*-		12/31/10		Year Ended	Year Ended		11/28/07*-		12/31/10		12/16/09*-
	(Unaudited)		6/30/10	6/30/09	6/30/08		(Unaudited)		6/30/10		(Unaudited)		6/30/10	6/30/09		6/30/08		(Unaudited)		6/30/10

Net asset value, beginning of period	$53.78		$54.19	$55.14	$51.55		$29.97		$30.00		$37.99		$34.30	$43.82		$47.29		$29.98		$30.00

Income (loss) from investment operations:
Net investment income (loss)	0.68	(1)	1.48 (1)	1.51 (1)	0.97		0.41	(1)	0.07	(1)	1.74	(1)	4.16 (1)	4.75	(1)	2.19		0.29	(1)	0.31	(1)
Net realized and unrealized gain (loss) (2)	4.26		(1.48)	(1.32)	3.49		2.44		(0.14)		2.35		3.70	(10.11)		(4.04)		0.32		(0.17)

Total from investment operations	4.94		—	0.19	4.46		2.85		(0.07)		4.09		7.86	(5.36)		(1.85)		0.61		0.14

Net equalization credits and charges (1)	0.24		(0.08)	(0.01)	0.11		—		—		0.04		0.14	0.39		0.39		0.00	(3)	0.04

Other Capital (1)	0.03		0.10	0.02	0.03		—		0.04		0.01		0.00 (3)	0.00	(3)	0.01		0.00	(3)	0.06

Distributions to shareholders from:
Net investment income	(0.37)		(0.43)	(1.15)	(1.01)		(0.69)		—		(2.08)		(4.31)	(4.55)		(2.02)		(0.35)		(0.26)
Net realized gains	—		—	—	—		(0.01)		—		(0.61)		—	—		—		(0.03)		—

Total distributions	(0.37)		(0.43)	(1.15)	(1.01)		(0.70)		—		(2.69)		(4.31)	(4.55)		(2.02)		(0.38)		(0.26)

Net asset value, end of period	$58.62		$53.78	$54.19	$55.14		$32.12		$29.97		$39.44		$37.99	$34.30		$43.82		$30.21		$29.98

Total return (4)	9.70%		(0.01)%	0.50%	8.95%		9.54%		(0.10)%		11.06%		24.22%	(10.13	)%(5)	(3.10)%		2.04%		0.79%
Net assets, end of period (in 000’s)	$1,342,370		$1,037,923	$1,089,231	$760,990		$6,423		$5,993		$6,315,266		$4,301,252	$1,900,709		$394,346		$196,371		$161,898
Ratio of expenses to average net assets	0.52	%(6)	0.50%	0.50%	0.50	%(6)	0.55	%(6)	0.55	%(6)	0.41	%(6)	0.40%	0.40%		0.40	%(6)	0.13	%(6)	0.13	%(6)
Ratio of net investment income (loss) to average net assets	2.33	%(6)	2.62%	2.91%	3.03	%(6)	2.48	%(6)	2.16	%(6)	8.71	%(6)	10.96%	14.81%		9.43	%(6)	1.90	%(6)	1.94	%(6)
Portfolio turnover rate (7)	42%		80%	43%	54%		8%		2%		22%		53%	30%		19%		19%		23%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09 to the SPDR Barclays Capital High Yield Bond ETF, the total return would have been (10.44)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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171

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2010, the Trust offered forty-nine (49) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following twenty-one (21) Funds: SPDR Barclays Capital 1-3 Month T-Bill ETF, SPDR Barclays Capital TIPS ETF, SPDR Barclays Capital Intermediate Term Treasury ETF, SPDR Barclays Capital Long Term Treasury ETF, SPDR Barclays Capital Intermediate Term Corporate Bond ETF, SPDR Barclays Capital Long Term Corporate Bond ETF, SPDR Barclays Capital Convertible Securities ETF, SPDR Barclays Capital Mortgage Backed Bond ETF, SPDR Barclays Capital Aggregate Bond ETF, SPDR Nuveen Barclays Capital Municipal Bond ETF, SPDR Nuveen Barclays Capital California Municipal Bond ETF, SPDR Nuveen Barclays Capital New York Municipal Bond ETF, SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF, SPDR Nuveen Barclays Capital Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital Short Term International Treasury Bond ETF, SPDR Barclays Capital International Treasury Bond ETF, SPDR Barclays Capital International Corporate Bond ETF, SPDR Barclays Capital High Yield Bond ETF and SPDR Barclays Capital Short Term Corporate Bond ETF. Each Fund operates as a non-diversified investment company. The other twenty-eight (28) Funds are included in a separate Semi-Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of fixed income securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of fixed income securities could decline generally or could underperform other investments. Generally, a Fund will not sell a fixed income security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s respective benchmark index.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced

172

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, commercial mortgage obligations, debt issued by state of the U.S. and political subdivisions of states.

The following table summarizes the inputs used in valuing the Funds’ investments, as of December 31, 2010:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays Capital 1-3 Month T-Bill ETF	$268,390	$1,013,342,995	$—	$1,013,611,385
SPDR Barclays Capital TIPS ETF	6,653,659	357,762,405	—	364,416,064

173

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays Capital Intermediate Term Treasury ETF	$42,300,300	$203,978,729	$—	$246,279,029
SPDR Barclays Capital Long Term Treasury ETF	5,211,524	27,586,157	—	32,797,681
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	5,811,940	139,331,740	—	145,143,680
SPDR Barclays Capital Long Term Corporate Bond ETF	1,460,254	27,736,299	—	29,196,553
SPDR Barclays Capital Convertible Securities ETF	203,703,579	397,376,249	—	601,079,828
SPDR Barclays Capital Mortgage Backed Bond ETF	32,597,032	32,111,857	—	64,708,889
SPDR Barclays Capital Aggregate Bond ETF	113,293,075	226,024,653	—	339,317,728
SPDR Nuveen Barclays Capital Municipal Bond ETF	2,481,197	850,484,394	—	852,965,591
SPDR Nuveen Barclays Capital California Municipal Bond ETF	175,352	65,210,920	—	65,386,272
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	624,476	25,232,647	—	25,857,123
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	3,355,554	1,293,463,992	—	1,296,819,546
SPDR Nuveen S&P VRDO Municipal Bond ETF	30,828	8,972,000	—	9,002,828
SPDR Nuveen Barclays Capital Build America Bond ETF	40,995	33,026,321	—	33,067,316
SPDR DB International Government Inflation-Protected Bond ETF	173,461	886,786,385	—	886,959,846
SPDR Barclays Capital Short Term International Treasury Bond ETF	1,205,745	150,519,449	—	151,725,194
SPDR Barclays Capital International Treasury Bond ETF	10,820,067	1,318,433,611	—	1,329,253,678
SPDR Barclays Capital International Corporate Bond ETF	923	6,270,425	—	6,271,348
SPDR Barclays Capital High Yield Bond ETF	96,742,366	6,173,883,306	—	6,270,625,672
SPDR Barclays Capital Short Term Corporate Bond ETF	4,745,594	193,998,995	—	198,744,589

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments	Prices	Inputs	Inputs	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF	$—	$18,282	$—	$18,282
SPDR Barclays Capital International Treasury Bond ETF	—	311,504	—	311,504
SPDR Barclays Capital International Corporate Bond ETF	—	(368)	—	(368)

*	Other Financial Instruments are derviative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency contracts, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

174

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

Investment Income

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Forward Foreign Currency Contracts

The SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Capital Short Term International Treasury Bond ETF, SPDR Barclays Capital International Corporate Bond ETF and the SPDR Barclays Capital International Treasury Bond ETF may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an

175

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2010 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

		Asset Derivative
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF(a)	Forward Contract	$—	$18,282	$—	$—	$—	$—	$18,282
SPDR Barclays Capital International Treasury Bond ETF(a)	Forward Contract	—	365,869	—	—	—	—	365,869
SPDR Barclays Capital International Corporate Bond ETF(a)	Forward Contract	—	12,379	—	—	—	—	12,379

(a)	Unrealized appreciation (depreciation) on Forward Foreign Currency Contracts

Liability Derivative
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF(a)	Forward Contract	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays Capital International Treasury Bond ETF(a)	Forward Contract	—	54,365	—	—	—	—	54,365
SPDR Barclays Capital International Corporate Bond ETF(a)	Forward Contract	—	12,747	—	—	—	—	12,747

(a)	Unrealized appreciation (depreciation) on Forward Foreign Currency Contracts

176

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

		Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF(a)	Forward Contract	$—	$2,040	$—	$—	$—	$—	$2,040
SPDR Barclays Capital International Treasury Bond ETF(a)	Forward Contract	—	929	—	—	—	—	929
SPDR Barclays Capital International Corporate Bond ETF(a)	Forward Contract	—	926	—	—	—	—	926

(a)	Realized gain (loss) on Forward Foreign Currency Contracts

(b)	Realized gain (loss) on Swap Contracts

		Change in Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF(a)	Forward Contract	$—	$19,445	$—	$—	$—	$—	$19,445
SPDR Barclays Capital International Treasury Bond ETF(a)	Forward Contract	—	231,839	—	—	—	—	231,839
SPDR Barclays Capital International Corporate Bond ETF(a)	Forward Contract	—	(4,650)	—	—	—	—	(4,650)

(a)	Unrealized appreciation (depreciation) on Forward Foreign Currency Contracts

The volume of derivatives held at period end is indicative of the volume held throughout the period.

Mortgage Dollar Rolls

The SPDR Barclays Capital Aggregate Bond ETF and the SPDR Barclays Capital Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Funds’ use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. The Funds’ use of to-be announced (“TBA”) mortgage dollar rolls may cause the fund to experience higher transaction costs.

177

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

Inflation-Indexed Instruments

The SPDR Barclays Capital TIPS ETF and SPDR DB International Government Inflation-Protected Bond ETF may invest almost exclusively in inflation-indexed instruments which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity. Deflation may cause dividends to be suspended.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2010 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the six months ended December 31, 2010, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified
to Paid in Capital

SPDR Barclays Capital 1-3 Month T-Bill ETF	$3,173
SPDR Barclays Capital TIPS ETF	3,363,960
SPDR Barclays Capital Intermediate Term Treasury ETF	1,064,563
SPDR Barclays Capital Long Term Treasury ETF	78,552
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	362,147
SPDR Barclays Capital Long Term Corporate Bond ETF	142,900
SPDR Barclays Capital Convertible Securities ETF	—
SPDR Barclays Capital Mortgage Backed Bond ETF	—
SPDR Barclays Capital Aggregate Bond ETF	794,969
SPDR Nuveen Barclays Capital Municipal Bond ETF	1,701,484
SPDR Nuveen Barclays Capital California Municipal Bond ETF	(212,253)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	976,840
SPDR Nuveen S&P VRDO Municipal Bond ETF	—

178

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

Net Gain (Loss)
Reclassified
to Paid in Capital

SPDR Nuveen Barclays Capital Build America Bond ETF	$—
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	—
SPDR Barclays Capital International Treasury Bond ETF	—
SPDR Barclays Capital International Corporate Bond ETF	—
SPDR Barclays Capital High Yield Bond ETF	75,570,459
SPDR Barclays Capital Short Term Corporate Bond ETF	227,133

At December 31, 2010, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring on June 30:

	2016	2017	2018

SPDR Barclays Capital 1-3 Month T-Bill ETF	$—	$—	$—
SPDR Barclays Capital TIPS ETF	(1,158)	(774,523)	(209,542)
SPDR Barclays Capital Intermediate Term Treasury ETF	—	—	—
SPDR Barclays Capital Long Term Treasury ETF	—	—	(17,485)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	—	—	—
SPDR Barclays Capital Long Term Corporate Bond ETF	—	—	—
SPDR Barclays Capital Convertible Securities ETF	—	—	—
SPDR Barclays Capital Mortgage Backed Bond ETF	—	—	—
SPDR Barclays Capital Aggregate Bond ETF	—	—	—
SPDR Nuveen Barclays Capital Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—	(63,199)	(77,735)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—	(99,863)	(86,278)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—	—	—
SPDR DB International Government Inflation-Protected Bond ETF	—	(3,663,114)	(3,346,541)
SPDR Barclays Capital Short Term International Treasury Bond ETF	—	—	—
SPDR Barclays Capital International Treasury Bond ETF	—	—	(532,370)
SPDR Barclays Capital International Corporate Bond ETF	—	—	—
SPDR Barclays Capital High Yield Bond ETF	—	—	—
SPDR Barclays Capital Short Term Corporate Bond ETF	—	—	—

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal Year. The Funds incurred the following losses during the period November 1, 2009 through June 30, 2010 that are deferred for tax purposes until fiscal 2011:

Deferred Losses

SPDR Barclays Capital 1-3 Month T-Bill ETF	$—
SPDR Barclays Capital TIPS ETF	—
SPDR Barclays Capital Intermediate Term Treasury ETF	—
SPDR Barclays Capital Long Term Treasury ETF	(148,327)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	—
SPDR Barclays Capital Long Term Corporate Bond ETF	—

179

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

Deferred Losses

SPDR Barclays Capital Convertible Securities ETF	$—
SPDR Barclays Capital Mortgage Backed Bond ETF	—
SPDR Barclays Capital Aggregate Bond ETF	—
SPDR Nuveen Barclays Capital Municipal Bond ETF	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	(1,552,514)
SPDR Barclays Capital Short Term International Treasury Bond ETF	(4,003,926)
SPDR Barclays Capital International Treasury Bond ETF	(28,513,587)
SPDR Barclays Capital International Corporate Bond ETF	(159)
SPDR Barclays Capital High Yield Bond ETF	—
SPDR Barclays Capital Short Term Corporate Bond ETF	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust’s Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Subsequent Events

Management has determined there are no subsequent events or transactions that would have materially impacted the Funds’ financial statements as presented.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR Barclays Capital 1-3 Month T-Bill ETF	0.1345%
SPDR Barclays Capital TIPS ETF	0.1845
SPDR Barclays Capital Intermediate Term Treasury ETF	0.1345
SPDR Barclays Capital Long Term Treasury ETF	0.1345
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	0.1500
SPDR Barclays Capital Long Term Corporate Bond ETF	0.1500
SPDR Barclays Capital Convertible Securities ETF	0.4000

180

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

	Annual Rate

SPDR Barclays Capital Mortgage Backed Bond ETF	0.2000%
SPDR Barclays Capital Aggregate Bond ETF	0.1845	*
SPDR Nuveen Barclays Capital Municipal Bond ETF	0.3000	*
SPDR Nuveen Barclays Capital California Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Capital Build America Bond ETF	0.3500
SPDR DB International Government Inflation-Protected Bond ETF	0.5000
SPDR Barclays Capital Short Term International Treasury Bond ETF	0.3500
SPDR Barclays Capital International Treasury Bond ETF	0.5000
SPDR Barclays Capital International Corporate Bond ETF	0.5500
SPDR Barclays Capital High Yield Bond ETF	0.4000
SPDR Barclays Capital Short Term Corporate Bond ETF	0.1245

*	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% and 0.2300% until October 31, 2011 for the SPDR Barclays Capital Aggregate Bond ETF and SPDR Barclays Capital Municipal Bond ETF, respectively. For SPDR Barclays Capital Municipal Bond ETF, the limit to the management fee was 0.2000% until October 31, 2010.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the six months ended December 31, 2010, State Street earned securities lending agent fees from the following funds:

Securities Lending
Agent Fees

SPDR Barclays Capital 1-3 Month T-Bill ETF	$22,642
SPDR Barclays Capital TIPS ETF	1,509
SPDR Barclays Capital Intermediate Term Treasury ETF	4,141
SPDR Barclays Capital Long Term Treasury ETF	534
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	1,374
SPDR Barclays Capital Long Term Corporate Bond ETF	429
SPDR Barclays Capital Convertible Securities ETF	10,003
SPDR Barclays Capital Mortgage Backed Bond ETF	—
SPDR Barclays Capital Aggregate Bond ETF	2,783
SPDR Nuveen Barclays Capital Municipal Bond ETF	—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—

181

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

Securities Lending
Agent Fees

SPDR Nuveen Barclays Capital New York Municipal Bond ETF	$—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen Barclays Capital Build America Bond ETF	—
SPDR DB International Government Inflation-Protected Bond ETF	1,049
SPDR Barclays Capital Short Term International Treasury Bond ETF	—
SPDR Barclays Capital International Treasury Bond ETF	—
SPDR Barclays Capital International Corporate Bond ETF	—
SPDR Barclays Capital High Yield Bond ETF	—
SPDR Barclays Capital Short Term Corporate Bond ETF	—

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2011 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust and SPDR Index Share Funds (“SIS Trust”) pay, in the aggregate, each Independent Trustee an annual fee of $132,500 plus $7,500 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $37,500 and the Chair of the Audit Committee receives an additional annual fee of $15,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SIS Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class, (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

182

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at December 31, 2010 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$118,394	$10,203,834	10,203,834	$10,053,838	10,053,838	$268,390	$294	$—
SPDR Barclays Capital TIPS ETF	81,251	8,543,114	8,543,114	7,723,432	7,723,432	900,933	812	—
SPDR Barclays Capital Intermediate Term Treasury ETF	525,070	41,702,258	41,702,258	41,073,753	41,073,753	1,153,575	1,503	—
SPDR Barclays Capital Long Term Treasury ETF	1,622	4,687,991	4,687,991	4,565,514	4,565,514	124,099	176	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	2,198,747	18,272,585	18,272,585	15,796,200	15,796,200	4,675,132	4,041	—
SPDR Barclays Capital Long Term Corporate Bond ETF	880,585	6,317,870	6,317,870	6,807,239	6,807,239	391,216	782	—
SPDR Barclays Capital Convertible Securities ETF	3,037,026	67,688,356	67,688,356	56,865,503	56,865,503	13,859,879	3,944	—
SPDR Barclays Capital Mortgage Backed Bond ETF	26,464,512	45,492,063	45,492,063	39,359,543	39,359,543	32,597,032	41,824	—
SPDR Barclays Capital Aggregate Bond ETF	70,848,215	90,899,032	90,899,032	93,573,608	93,573,608	68,173,639	83,165	—
SPDR Nuveen Barclays Capital Build America Bond ETF	337,703	16,427,104	16,427,104	16,723,812	16,723,812	40,995	489	—
SPDR DB International Government Inflation-Protected Bond ETF	16,569	19,282,708	19,282,708	19,125,816	19,125,816	173,461	611	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	2,290,565	20,259,145	20,259,145	21,343,965	21,343,965	1,205,745	1,679	—
SPDR Barclays Capital International Treasury Bond ETF	3,279,496	107,300,133	107,300,133	99,759,562	99,759,562	10,820,067	10,525	—
SPDR Barclays Capital International Corporate Bond ETF	7,320	84,277	84,277	90,674	90,674	923	5	—
SPDR Barclays Capital High Yield Bond ETF	14,812,046	925,585,740	925,585,740	843,655,420	843,655,420	96,742,366	79,311	—
SPDR Barclays Capital Short Term Corporate Bond ETF	6,232,291	36,837,216	36,837,216	38,323,913	38,323,913	4,745,594	2,591	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR Nuveen Barclays Capital Municipal Bond ETF	$1,323,334	$88,860,275	88,860,275	$87,702,412	87,702,412	$2,481,197	$2,407	$—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	69,456	21,498,510	21,498,510	21,392,614	21,392,614	175,352	464	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	177,072	4,624,722	4,624,722	4,177,318	4,177,318	624,476	187	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	10,409,726	182,479,675	182,479,675	189,533,847	189,533,847	3,355,554	3,604	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	116,417	2,545,492	2,545,492	2,631,081	2,631,081	30,828	39	—

183

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/10	Cost	Shares	Proceeds	Shares	12/31/10	Income	Gain/(Loss)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$—	$1,923,665,940	1,923,665,940	$1,923,665,940	1,923,665,940	$—	$128,363	$—
SPDR Barclays Capital TIPS ETF	37,370,682	55,890,740	55,890,740	87,508,696	87,508,696	5,752,726	8,550	—
SPDR Barclays Capital Intermediate Term Treasury ETF	26,431,174	81,007,131	81,007,131	66,291,580	66,291,580	41,146,725	23,460	—
SPDR Barclays Capital Long Term Treasury ETF	2,203,900	15,120,537	15,120,537	12,237,012	12,237,012	5,087,425	3,025	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	16,362,468	14,343,150	14,343,150	29,568,810	29,568,810	1,136,808	7,780	—
SPDR Barclays Capital Long Term Corporate Bond ETF	3,383,865	10,594,483	10,594,483	12,909,310	12,909,310	1,069,038	2,432	—
SPDR Barclays Capital Convertible Securities ETF	33,590,990	135,621,647	135,621,647	109,014,212	109,014,212	60,198,425	56,688	—
SPDR Barclays Capital Aggregate Bond ETF	10,761,980	102,436,320	102,436,320	68,078,864	68,078,864	45,119,436	15,766	—
SPDR DB International Government Inflation-Protected Bond ETF	9,505,986	1,698,784	1,698,784	11,204,770	11,204,770	—	5,947	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 100,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Capital Aggregate Bond ETF and SPDR Barclays Capital Mortgage Backed Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from of $250 to $1,500 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2010 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$1,013,584,393	$31,531	$4,539	$26,992
SPDR Barclays Capital TIPS ETF	346,950,383	17,734,758	269,077	17,465,681
SPDR Barclays Capital Intermediate Term Treasury ETF	242,236,537	4,664,123	621,631	4,042,492
SPDR Barclays Capital Long Term Treasury ETF	33,653,930	64,989	921,238	(856,249)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	142,454,656	3,381,139	692,115	2,689,024
SPDR Barclays Capital Long Term Corporate Bond ETF	28,190,625	1,358,548	352,620	1,005,928
SPDR Barclays Capital Convertible Securities ETF	556,107,335	46,460,897	1,488,404	44,972,493
SPDR Barclays Capital Mortgage Backed Bond ETF	64,877,609	66,389	235,109	(168,720)
SPDR Barclays Capital Aggregate Bond ETF	334,610,771	5,857,756	1,150,799	4,706,957
SPDR Nuveen Barclays Capital Municipal Bond ETF	854,506,334	13,708,202	15,248,945	(1,540,743)
SPDR Nuveen Barclays Capital California Municipal Bond ETF	67,804,655	444,167	2,862,550	(2,418,383)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	26,335,783	212,310	690,970	(478,660)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	1,289,939,772	11,640,375	4,760,601	6,879,774

184

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Nuveen S&P VRDO Municipal Bond ETF	$9,002,828	$—	$—	$—
SPDR Nuveen Barclays Capital Build America Bond ETF	34,326,435	193,155	1,452,274	(1,259,119)
SPDR DB International Government Inflation-Protected Bond ETF	843,902,466	73,630,373	30,572,993	43,057,380
SPDR Barclays Capital Short Term International Treasury Bond ETF	148,431,781	5,680,195	2,386,782	3,293,413
SPDR Barclays Capital International Treasury Bond ETF	1,245,785,194	105,455,232	21,986,748	83,468,484
SPDR Barclays Capital International Corporate Bond ETF	5,879,117	419,511	27,280	392,231
SPDR Barclays Capital High Yield Bond ETF	5,947,091,933	350,383,272	26,849,533	323,533,739
SPDR Barclays Capital Short Term Corporate Bond ETF	197,498,912	1,510,128	264,451	1,245,677

6.	Investment Transactions

For the six months ended December 31, 2010, the following Funds had in-kind contributions, in-kind redemptions and in-kind realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Barclays Capital 1-3 Month T-Bill ETF	$715,491,618	$756,836,968	$3,173
SPDR Barclays Capital TIPS ETF	21,265,968	42,296,965	3,363,960
SPDR Barclays Capital Intermediate Term Treasury ETF	5,642,075	40,516,282	1,064,563
SPDR Barclays Capital Long Term Treasury ETF	12,147,409	5,482,216	78,552
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	36,163,572	9,659,399	362,147
SPDR Barclays Capital Long Term Corporate Bond ETF	2,799,950	6,263,098	142,900
SPDR Barclays Capital Convertible Securities ETF	181,152,298	—	—
SPDR Barclays Capital Aggregate Bond ETF	21,730,038	19,581,238	794,969
SPDR Nuveen Barclays Capital Municipal Bond ETF	57,227,972	100,158,011	1,701,484
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—	4,260,596	(212,253)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	602,664	—	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	50,324,304	66,115,805	976,840
SPDR Barclays Capital High Yield Bond ETF	2,041,804,146	728,800,893	75,570,459
SPDR Barclays Capital Short Term Corporate Bond ETF	47,623,031	26,108,506	227,133

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2010, the Funds had purchases and sales of investment securities (excluding short-term securities – with the exception of SPDR Barclays Capital 1-3 Month T-Bill ETF, SPDR Nuveen S&P

185

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

VRDO Municipal Bond ETF, SPDR Barclays Capital Short Term Corporate Bond ETF and SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF), as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays Capital 1-3 Month T-Bill ETF	$3,345,545,059	$3,346,023,328	$—	$—
SPDR Barclays Capital TIPS ETF	34,231,403	35,279,177	—	—
SPDR Barclays Capital Intermediate Term Treasury ETF	37,545,672	37,236,462	—	—
SPDR Barclays Capital Long Term Treasury ETF	4,113,898	4,130,260	—	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	—	—	46,093,908	43,194,346
SPDR Barclays Capital Long Term Corporate Bond ETF	—	—	13,805,865	13,739,279
SPDR Barclays Capital Convertible Securities ETF	—	—	96,189,319	62,845,021
SPDR Barclays Capital Mortgage Backed Bond ETF	264,501,136	259,900,390	—	—
SPDR Barclays Capital Aggregate Bond ETF	396,764,001	395,904,515	3,194,683	8,936,755
SPDR Nuveen Barclays Capital Municipal Bond ETF	—	—	70,712,610	91,952,505
SPDR Nuveen Barclays Capital California Municipal Bond ETF	—	—	24,072,360	14,998,568
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	—	—	8,759,925	7,480,356
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	—	—	272,318,444	174,928,183
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	4,165,000	10,180,000
SPDR Nuveen Barclays Capital Build America Bond ETF	—	—	39,909,659	15,385,480
SPDR DB International Government Inflation-Protected Bond ETF	—	—	128,340,554	175,610,812
SPDR Barclays Capital Short Term International Treasury Bond ETF	—	—	95,169,039	80,894,085
SPDR Barclays Capital International Treasury Bond ETF	—	—	759,536,949	496,754,936
SPDR Barclays Capital International Corporate Bond ETF	—	—	552,044	515,446
SPDR Barclays Capital High Yield Bond ETF	—	—	1,502,856,058	1,175,667,146
SPDR Barclays Capital Short Term Corporate Bond ETF	—	—	46,952,765	34,123,814

For the six months ended December 31, 2010, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuation of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a

186

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2010 (Unaudited)

Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2010 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represent the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

187

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2010 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested on July 1, 2010 and held for the six months ended December 31, 2010.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Beginning Account	Ending Account	Expenses Paid
	Annualized	Value	Value	During Period*
Actual	Expense Ratio	7/1/10	12/31/10	7/1/10 to 12/31/10

SPDR Barclays Capital 1-3 Month T-Bill ETF	0.15%	$1,000	$1,000.10	$0.76
SPDR Barclays Capital TIPS ETF	0.22	1,000	1,017.20	1.12
SPDR Barclays Capital Intermediate Term Treasury ETF	0.17	1,000	1,004.60	0.86
SPDR Barclays Capital Long Term Treasury ETF	0.15	1,000	965.60	0.74
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	0.17	1,000	1,026.40	0.87
SPDR Barclays Capital Long Term Corporate Bond ETF	0.18	1,000	1,027.30	0.92
SPDR Barclays Capital Convertible Securities ETF	0.42	1,000	1,163.10	2.29
SPDR Barclays Capital Mortgage Backed Bond ETF	0.22	1,000	1,009.70	1.11
SPDR Barclays Capital Aggregate Bond ETF	0.16	1,000	1,012.30	0.81
SPDR Nuveen Barclays Capital Municipal Bond ETF	0.21	1,000	984.50	1.05

188

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2010 (Unaudited)

		Beginning Account	Ending Account	Expenses Paid
	Annualized	Value	Value	During Period*
Actual	Expense Ratio	7/1/10	12/31/10	7/1/10 to 12/31/10

SPDR Nuveen Barclays Capital California Municipal Bond ETF	0.20%	$1,000	$968.40	$0.99
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	0.20	1,000	979.80	1.00
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	0.20	1,000	1,002.70	1.01
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.21	1,000	1,003.90	1.06
SPDR Nuveen Barclays Capital Build America Bond ETF	0.35	1,000	970.50	1.74
SPDR DB International Government Inflation-Protected Bond ETF	0.54	1,000	1,131.10	2.90
SPDR Barclays Capital Short Term International Treasury Bond ETF	0.38	1,000	1,097.80	2.01
SPDR Barclays Capital International Treasury Bond ETF	0.54	1,000	1,097.00	2.85
SPDR Barclays Capital International Corporate Bond ETF	0.55	1,000	1,095.40	2.90
SPDR Barclays Capital High Yield Bond ETF	0.42	1,000	1,110.60	2.23
SPDR Barclays Capital Short Term Corporate Bond ETF	0.13	1,000	1,020.40	0.66

		Beginning Account	Ending Account	Expenses Paid
	Annualized	Value	Value	During Period*
Hypothetical	Expense Ratio	7/1/10	12/31/10	7/1/10 to 12/31/10

SPDR Barclays Capital 1-3 Month T-Bill ETF	0.15%	$1,000	$1,024.45	$0.77
SPDR Barclays Capital TIPS ETF	0.22	1,000	1,024.10	1.12
SPDR Barclays Capital Intermediate Term Treasury ETF	0.17	1,000	1,024.35	0.87
SPDR Barclays Capital Long Term Treasury ETF	0.15	1,000	1,024.45	0.77
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	0.17	1,000	1,024.35	0.87
SPDR Barclays Capital Long Term Corporate Bond ETF	0.18	1,000	1,024.30	0.92
SPDR Barclays Capital Convertible Securities ETF	0.42	1,000	1,023.09	2.14
SPDR Barclays Capital Mortgage Backed Bond ETF	0.22	1,000	1,024.10	1.12
SPDR Barclays Capital Aggregate Bond ETF	0.16	1,000	1,024.40	0.82
SPDR Nuveen Barclays Capital Municipal Bond ETF	0.21	1,000	1,024.15	1.07
SPDR Nuveen Barclays Capital California Municipal Bond ETF	0.20	1,000	1,024.20	1.02

189

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2010 (Unaudited)

		Beginning Account	Ending Account	Expenses Paid
	Annualized	Value	Value	During Period*
Hypothetical	Expense Ratio	7/1/10	12/31/10	7/1/10 to 12/31/10

SPDR Nuveen Barclays Capital New York Municipal Bond ETF	0.20%	$1,000	$1,024.20	$1.02
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	0.20	1,000	1,024.20	1.02
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.21	1,000	1,024.15	1.07
SPDR Nuveen Barclays Capital Build America Bond ETF	0.35	1,000	1,023.44	1.79
SPDR DB International Government Inflation-Protected Bond ETF	0.54	1,000	1,022.48	2.75
SPDR Barclays Capital Short Term International Treasury Bond ETF	0.38	1,000	1,023.29	1.94
SPDR Barclays Capital International Treasury Bond ETF	0.54	1,000	1,022.48	2.75
SPDR Barclays Capital International Corporate Bond ETF	0.55	1,000	1,022.43	2.80
SPDR Barclays Capital High Yield Bond ETF	0.42	1,000	1,023.09	2.14
SPDR Barclays Capital Short Term Corporate Bond ETF	0.13	1,000	1,024.55	0.66

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

190

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2010 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov.

Information regarding how proxies were voted relating to the Funds’ portfolio securities for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number above (toll free) and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held during the six-month period ended December 31, 2010, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement with respect to the operational and non-operational series of the Trust (each, a “SPDR ETF” and collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Investment Advisory Agreement.

In evaluating the Investment Advisory Agreement, the Board drew on materials provided to them at their request by independent legal counsel, the Adviser and State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent, Custodian and Securities Lending Agent (“State Street”). In deciding whether to approve the Investment Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by, or to be provided by, the Adviser with respect to the SPDR ETFs under the Investment Advisory Agreement, (ii) investment performance of the SPDR ETFs, (iii) costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether fee levels in the Investment Advisory Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Investment Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the SPDR ETFs in accordance with each SPDR ETF’s investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board considered the Adviser’s experience in managing fixed income exchange-traded funds. The Board then determined that the nature, extent and quality of services provided by the Adviser to the SPDR ETFs were necessary and appropriate.

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OTHER INFORMATION (continued)
December 31, 2010 (Unaudited)

The Board reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to performance of actively-managed funds. The Board was more concerned with the extent to which each SPDR ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding each SPDR ETF’s index tracking and tracking error, noting that each SPDR ETF satisfactorily tracked its benchmark index. The Board also discussed the tax efficiency of the SPDR ETFs. The Board then determined that the performance of each SPDR ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser’s relationships with the SPDR ETFs had been profitable, profitability was not excessive.

The Board considered whether the Adviser or its affiliates benefited in other ways from their relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the SPDR ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the SPDR ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the SPDR ETFs, estimated expense ratios of the new SPDR ETFs, and the unitary fee structure. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that each SPDR ETF’s fees were fair and reasonable in light of those of their direct competitors.

The Board, including the Independent Trustees voting separately, approved the Investment Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed by each Trustee differently. The Board’s conclusions regarding the Investment Advisory Agreement were as follows: (a) the nature and extent of the services provided by, or expected to be provided by, the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s fees for each SPDR ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with the SPDR ETFs by way of the relatively low fee structure of the Trust.

192

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR KBW Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen Barclays Capital Build America Bond ETF
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)

SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)

The Select Sectors SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Index Shares Funds
SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
James E. Ross, President
Anthony Rochte, Vice President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Cuan Coulter, Chief Compliance Officer (through 2/22/11)
Jacqueline Angell, Chief Compliance Officer (effective 2/22/11)
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA and SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and inflation risk.
In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may directly acquire shares of the Funds and tender them for redemption in Creation Unit Aggregations only. Please see the prospectus for more details.
“Barclays Capital” is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC (“Barclays Capital”) and is used by State Street Global Advisors under license. Barclays Capital compiles, maintains and owns rights in and to the Barclays U.S. Government Inflation-linked Bond Index. The SPDR Barclays Capital ETFs are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital or one of its affiliated entities may act as an Authorized Participant and/or as an initial purchaser of shares of the SPDR Barclays Capital ETFs. Barclays Capital makes no representation regarding the advisability of investing in the SPDR Barclays Capital ETFs or use of any Barclays Index or any data included therein.
Barclays Capital is a trademark of Barclays Capital, the investment banking division of Barclays Bank PLC (“Barclays Capital”) and has been licensed for use in connection with the listing and trading of the SPDR Barclays Capital ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays Capital and Barclays Capital makes no representation regarding the advisability of investing in them.
“Deutsche Bank” and “DB Global Government ex-US Inflation-Linked Bond Capped IndexSM” are reprinted with permission. ©Copyright 2008 Deutsche Bank AG. All rights reserved. “Deutsche Bank” and DB Global Government ex-US Inflation-Linked Bond Capped IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond ETF is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product.
SPDR® is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
This information must be preceded or accompanied by a current prospectus or summary prospectus. Please read the prospectus carefully before you invest or send money. © 2010 State Street Corporation SPDR FISAR
IBG-3357
For more complete information, please call 866.787.2257 or visit www.spdrs.com today

Item 2. Code of Ethics
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the Registrant, except for those series set forth below, is included as a part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.
The Schedule of Investments for the following series of the Registrant is set forth below:
SPDR Dow Jones Total Market ETF
SPDR Dow Jones Large Cap ETF
SPDR S&P 500 Growth ETF
SPDR S&P 500 Value ETF
SPDR Dow Jones Mid Cap ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.3%
BE Aerospace, Inc. (a)	2,913	$107,868
Boeing Co.	9,890	645,422
Ceradyne, Inc. (a)	503	15,860
General Dynamics Corp.	4,569	324,216
Goodrich Corp.	2,640	232,505
Honeywell International, Inc.	10,106	537,235
ITT Corp.	3,379	176,080
L-3 Communications Holdings, Inc.	2,084	146,901
Lockheed Martin Corp.	4,703	328,787
Northrop Grumman Corp.	5,171	334,977
Precision Castparts Corp.	1,780	247,794
Raytheon Co.	6,636	307,512
Rockwell Collins, Inc.	3,301	192,316
United Technologies Corp.	12,685	998,563

		4,596,036

AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc. (b)	2,396	192,135
Expeditors International Washington, Inc.	3,514	191,865
FedEx Corp.	4,331	402,826
Forward Air Corp. (b)	3,229	91,639
United Parcel Service, Inc. (Class B)	11,069	803,388
UTI Worldwide, Inc.	3,503	74,264

		1,756,117

AIRLINES — 0.2%
AMR Corp. (a)	4,845	37,743
Delta Air Lines, Inc. (a)	9,226	116,248
JetBlue Airways Corp. (a)(b)	5,048	33,367
Southwest Airlines Co.	10,951	142,144
United Continental Holdings, Inc. (a)(b)	4,738	112,859
US Airways Group, Inc. (a)	2,796	27,988

		470,349

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(b)	734	9,439
BorgWarner, Inc. (a)(b)	1,423	102,968
Gentex Corp.	5,148	152,175
Johnson Controls, Inc.	10,006	382,229
Modine Manufacturing Co. (a)	3,164	49,042
The Goodyear Tire & Rubber Co. (a)	5,022	59,511

		755,364

AUTOMOBILES — 0.5%
Ford Motor Co. (a)	45,467	763,391
Harley-Davidson, Inc.	4,505	156,188
Thor Industries, Inc. (b)	525	17,829

		937,408

BEVERAGES — 2.0%
Central European Distribution Corp. (a)	791	18,114
Coca-Cola Enterprises, Inc.	5,728	143,372
Constellation Brands, Inc. (Class A) (a)	4,087	90,527
Dr. Pepper Snapple Group, Inc.	3,824	134,452
Hansen Natural Corp. (a)	1,201	62,788
Molson Coors Brewing Co. (Class B)	2,137	107,256
PepsiCo, Inc.	22,485	1,468,945
The Coca-Cola Co.	29,581	1,945,542

		3,970,996

BIOTECHNOLOGY — 1.7%
Acorda Therapeutics, Inc. (a)	1,293	35,247
Alexion Pharmaceuticals, Inc. (a)	1,225	98,674
Alkermes, Inc. (a)	2,400	29,472
Alnylam Pharmaceuticals, Inc. (a)	1,100	10,846
AMAG Pharmaceuticals, Inc. (a)	302	5,466
Amgen, Inc. (a)	15,468	849,193
Amylin Pharmaceuticals, Inc. (a)	2,642	38,864
AVI BioPharma, Inc. (a)(b)	4,942	10,477
Biogen Idec, Inc. (a)	4,449	298,305
BioMarin Pharmaceutical, Inc. (a)(b)	1,930	51,975
Celgene Corp. (a)	7,059	417,469
Cephalon, Inc. (a)(b)	1,332	82,211
Chelsea Therapeutics International, Inc. (a)(b)	6,843	51,323
Cubist Pharmaceuticals, Inc. (a)	1,305	27,927
Dendreon Corp. (a)	4,012	140,099
Genzyme Corp. (a)	3,833	272,910
Gilead Sciences, Inc. (a)	13,667	495,292
Human Genome Sciences, Inc. (a)(b)	6,273	149,862
Incyte Corp. (a)(b)	1,468	24,310
InterMune, Inc. (a)	575	20,930
Isis Pharmaceuticals, Inc. (a)(b)	2,303	23,306
Martek Biosciences Corp. (a)(b)	972	30,424
Medivation, Inc. (a)	1,606	24,363
Myriad Genetics, Inc. (a)	1,407	32,136
Neurocrine Biosciences, Inc. (a)	1,966	15,020
Novavax, Inc. (a)(b)	3,610	8,772
Onyx Pharmaceuticals, Inc. (a)	1,139	41,995
PDL BioPharma, Inc. (b)	3,574	22,266
Pharmasset, Inc. (a)(b)	372	16,149
SIGA Technologies, Inc. (a)(b)	7,582	106,148
Spectrum Pharmaceuticals, Inc. (a)(b)	3,127	21,483
Talecris Biotherapeutics Holdings Corp. (a)	314	7,316
Vertex Pharmaceuticals, Inc. (a)	2,376	83,231

		3,543,461

BUILDING PRODUCTS — 0.1%
Masco Corp.	5,983	75,745
Quanex Building Products Corp.	566	10,737
Simpson Manufacturing Co., Inc.	1,417	43,799
USG Corp. (a)(b)	1,273	21,425

		151,706

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (a)	674	66,874
Ameriprise Financial, Inc.	3,719	214,028
BlackRock, Inc.	364	69,371
Diamond Hill Investment Group, Inc. (b)	124	8,970
E*TRADE Financial Corp. (a)	3,066	49,056

See accompanying notes to financial statements.

1

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Eaton Vance Corp.	1,922	$58,102
Federated Investors, Inc. (Class B) (b)	900	23,553
Franklin Resources, Inc.	2,249	250,111
International Assets Holding Corp. (a)(b)	2,660	62,776
Invesco, Ltd.	6,533	157,184
Janus Capital Group, Inc.	5,532	71,750
Jefferies Group, Inc.	2,150	57,255
KBW, Inc. (b)	780	21,778
Knight Capital Group, Inc. (Class A) (a)	700	9,653
Legg Mason, Inc.	3,252	117,950
Morgan Stanley	17,123	465,917
Northern Trust Corp.	3,465	191,996
Raymond James Financial, Inc.	1,648	53,890
SEI Investments Co.	5,256	125,040
State Street Corp. (c)	7,405	343,148
T. Rowe Price Group, Inc. (b)	3,913	252,545
TD Ameritrade Holding Corp.	3,994	75,846
The Bank of New York Mellon Corp.	16,566	500,293
The Charles Schwab Corp.	14,666	250,935
The Goldman Sachs Group, Inc.	6,399	1,076,056
Waddell & Reed Financial, Inc. (Class A) (b)	2,937	103,647

		4,677,724

CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	2,856	259,753
Airgas, Inc.	1,177	73,515
Ashland, Inc.	1,618	82,291
Cabot Corp.	1,860	70,029
Calgon Carbon Corp. (a)(b)	1,599	24,177
Celanese Corp. (Series A)	2,722	112,065
CF Industries Holdings, Inc.	1,110	150,017
E. I. du Pont de Nemours & Co.	13,469	671,834
Eastman Chemical Co. (b)	1,909	160,509
Ecolab, Inc.	3,607	181,865
FMC Corp.	1,120	89,477
Monsanto Co.	8,383	583,792
Nalco Holding Co.	3,345	106,839
PPG Industries, Inc.	2,911	244,728
Praxair, Inc.	5,064	483,460
Sigma-Aldrich Corp.	1,582	105,298
The Dow Chemical Co.	15,539	530,501
The Mosaic Co.	2,670	203,881

		4,134,031

COMMERCIAL BANKS — 2.9%
Arrow Financial Corp. (b)	4,034	110,975
Bank of Hawaii Corp. (b)	763	36,021
BB&T Corp. (b)	9,723	255,618
CapitalSource, Inc.	1,626	11,545
Cathay General Bancorp	1,066	17,802
Centerstate Banks, Inc. (b)	2,170	17,186
Columbia Banking System, Inc. (b)	4,161	87,631
Comerica, Inc. (b)	2,159	91,196
CVB Financial Corp. (b)	6,536	56,667
East West Bancorp, Inc.	1,888	36,911
F.N.B. Corp. (b)	5,915	58,085
Farmers Capital Bank Corp. (a)(b)	1,922	9,379
Fifth Third Bancorp	11,366	166,853
First Bancorp- North Carolina (b)	2,445	37,433
First Commonwealth Financial Corp. (b)	5,807	41,114
First Horizon National Corp. (a)(b)	3,690	43,464
First Merchants Corp. (b)	4,677	41,438
Huntington Bancshares, Inc.	6,097	41,886
Independent Bank Corp.- Massachusetts (b)	3,031	81,989
International Bancshares Corp. (b)	1,436	28,763
Keycorp	6,301	55,764
Lakeland Financial Corp.	4,270	91,634
M&T Bank Corp.	1,246	108,464
Marshall & Ilsley Corp.	3,173	21,957
National Penn Bancshares, Inc.	6,440	51,713
Old National Bancorp	1,247	14,827
PacWest Bancorp (b)	1,748	37,372
PNC Financial Services Group, Inc.	8,698	528,143
Popular, Inc. (a)	4,825	15,151
Regions Financial Corp.	12,135	84,945
Renasant Corp.	5,148	87,053
Sandy Spring Bancorp, Inc. (b)	3,273	60,321
Simmons First National Corp. (b)	3,150	89,775
StellarOne Corp.	5,428	78,923
SunTrust Banks, Inc.	7,480	220,735
Susquehanna Bancshares, Inc.	5,631	54,508
Trustmark Corp. (b)	1,189	29,535
U.S. Bancorp	25,261	681,289
Umpqua Holdings Corp. (b)	4,984	60,705
United Bankshares, Inc. (b)	917	26,777
United Community Banks, Inc. (a)(b)	3,658	7,133
Wells Fargo & Co.	72,115	2,234,844
Zions Bancorporation (b)	3,087	74,798

		5,988,322

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp.	2,332	98,737
Cintas Corp.	3,200	89,472
Courier Corp. (b)	2,765	42,913
Covanta Holding Corp.	2,272	39,056
Ennis, Inc.	5,202	88,954
Herman Miller, Inc. (b)	3,007	76,077
Iron Mountain, Inc.	3,992	99,840
Kimball International, Inc. (Class B)	5,491	37,888
Pitney Bowes, Inc. (b)	3,857	93,262
R.R. Donnelley & Sons Co.	4,891	85,446
Republic Services, Inc.	4,161	124,247
Stericycle, Inc. (a)	1,100	89,012
Waste Connections, Inc. (b)	2,213	60,910
Waste Management, Inc. (b)	7,271	268,082

		1,293,896

COMMUNICATIONS EQUIPMENT — 2.3%
Arris Group, Inc. (a)	3,933	44,128
Brocade Communications Systems, Inc. (a)	4,156	21,985
Ciena Corp. (a)(b)	4,601	96,851
Cisco Systems, Inc. (a)	85,246	1,724,527

See accompanying notes to financial statements.

2

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

CommScope, Inc. (a)	2,066	$64,501
Comtech Telecommunications Corp.	789	21,879
EchoStar Corp. (Class A) (a)	947	23,647
Emulex Corp. (a)	561	6,541
F5 Networks, Inc. (a)	1,495	194,589
Finisar Corp. (a)(b)	920	27,315
Harmonic, Inc. (a)	2,186	18,734
Harris Corp.	2,777	125,798
InterDigital, Inc. (a)(b)	1,172	48,802
JDS Uniphase Corp. (a)	5,323	77,077
Juniper Networks, Inc. (a)	8,879	327,813
Motorola, Inc. (a)	33,753	306,140
Plantronics, Inc.	763	28,399
Polycom, Inc. (a)	1,777	69,267
QUALCOMM, Inc.	24,201	1,197,707
Riverbed Technology, Inc. (a)	2,868	100,868
Tellabs, Inc.	9,748	66,091

		4,592,659

COMPUTERS & PERIPHERALS — 4.0%
Apple, Inc. (a)	13,218	4,263,598
Avid Technology, Inc. (a)(b)	1,277	22,296
Dell, Inc. (a)	26,461	358,547
EMC Corp. (a)	30,282	693,458
Hewlett-Packard Co.	36,065	1,518,336
Icad, Inc. (a)(b)	6,844	9,308
Lexmark International, Inc. (Class A) (a)	1,617	56,304
NCR Corp. (a)	3,559	54,702
NetApp, Inc. (a)	6,630	364,385
Novatel Wireless, Inc. (a)(b)	1,415	13,513
QLogic Corp. (a)	4,441	75,586
SanDisk Corp. (a)	5,167	257,627
Seagate Technology (a)	7,745	116,407
Teradata Corp. (a)	3,545	145,912
Western Digital Corp. (a)	4,437	150,414

		8,100,393

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	1,299	36,333
EMCOR Group, Inc. (a)(b)	1,262	36,573
Fluor Corp.	2,918	193,347
Jacobs Engineering Group, Inc. (a)	1,924	88,215
KBR, Inc.	2,386	72,701
Quanta Services, Inc. (a)	2,841	56,593
The Shaw Group, Inc. (a)	1,372	46,963
URS Corp. (a)	1,221	50,806

		581,531

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (b)	1,264	35,708
Martin Marietta Materials, Inc. (b)	902	83,201
Vulcan Materials Co. (b)	1,890	83,840

		202,749

CONSUMER FINANCE — 0.6%
American Express Co.	16,219	696,120
Capital One Financial Corp.	6,994	297,665
Discover Financial Services	6,978	129,302
SLM Corp. (a)	7,668	96,540

		1,219,627

CONTAINERS & PACKAGING — 0.2%
Crown Holdings, Inc. (a)	3,972	132,585
Owens-Illinois, Inc. (a)	3,266	100,266
Sealed Air Corp.	4,448	113,202
Temple-Inland, Inc.	2,218	47,110

		393,163

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,446	74,237
LKQ Corp. (a)	2,765	62,821

		137,058

DIVERSIFIED CONSUMER SERVICES — 0.3%
Apollo Group, Inc. (a)	2,265	89,445
Capella Education Co. (a)	700	46,606
Career Education Corp. (a)	2,487	51,555
Corinthian Colleges, Inc. (a)(b)	1,908	9,941
DeVry, Inc.	967	46,397
H&R Block, Inc. (b)	4,848	57,740
ITT Educational Services, Inc. (a)(b)	779	49,614
Service Corp. International	10,334	85,255
Sotheby’s	1,042	46,890
Strayer Education, Inc. (b)	272	41,404

		524,847

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Bank of America Corp.	148,833	1,985,432
CIT Group, Inc. (a)	2,961	139,463
Citigroup, Inc. (a)	313,139	1,481,148
CME Group, Inc.	1,028	330,759
Intercontinental Exchange, Inc. (a)	1,247	148,580
JPMorgan Chase & Co.	59,229	2,512,494
Leucadia National Corp.	3,818	111,409
Medallion Financial Corp.	984	8,069
Moody’s Corp. (b)	3,639	96,579
MSCI, Inc. (Class A) (a)	1,599	62,297
NYSE Euronext	4,980	149,301
PHH Corp. (a)(b)	1,029	23,821
The NASDAQ OMX Group, Inc. (a)	3,003	71,201

		7,120,553

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	86,335	2,536,522
CenturyLink, Inc. (b)	4,560	210,535
Cogent Communications Group, Inc. (a)	2,660	37,612
Frontier Communications Corp.	18,961	184,490
Level 3 Communications, Inc. (a)	13,311	13,045
Qwest Communications International, Inc.	25,764	196,064
SureWest Communications (a)	2,707	28,965
tw telecom, inc. (a)	3,552	60,562
Verizon Communications, Inc.	40,833	1,461,005
Windstream Corp.	7,972	111,130

		4,839,930

ELECTRIC UTILITIES — 0.2%
Central Vermont Public Service Corp.	4,376	95,659
Hawaiian Electric Industries, Inc. (b)	210	4,786

See accompanying notes to financial statements.

3

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

MGE Energy, Inc. (b)	3,005	$128,494
PNM Resources, Inc.	4,260	55,465
Unitil Corp. (b)	2,401	54,599

		339,003

ELECTRICAL EQUIPMENT — 0.7%
Babcock & Wilcox Co. (a)	2,209	56,528
Capstone Turbine Corp. (a)(b)	8,506	8,164
Cooper Industries PLC	950	55,376
Emerson Electric Co.	11,510	658,027
General Cable Corp. (a)	1,608	56,425
GrafTech International, Ltd. (a)	2,604	51,663
Hubbell, Inc. (Class B)	2,034	122,304
PowerSecure International, Inc. (a)	3,045	23,690
Rockwell Automation, Inc.	2,717	194,836
Roper Industries, Inc. (b)	2,293	175,254

		1,402,267

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilent Technologies, Inc. (a)	6,528	270,455
Amphenol Corp. (Class A)	3,610	190,536
Arrow Electronics, Inc. (a)	3,472	118,916
Avnet, Inc. (a)	3,994	131,922
Benchmark Electronics, Inc. (a)	2,935	53,300
Corning, Inc.	22,863	441,713
Dolby Laboratories, Inc. (Class A) (a)	1,054	70,302
FLIR Systems, Inc. (a)	2,537	75,476
Itron, Inc. (a)	657	36,431
Jabil Circuit, Inc.	3,922	78,793
L-1 Identity Solutions, Inc. (a)(b)	2,217	26,404
Lightpath Technologies, Inc. (Class A) (a)(b)	7,796	14,189
Molex, Inc. (b)	3,727	84,677
National Instruments Corp.	1,463	55,067
Power-One, Inc. (a)(b)	1,258	12,832
Sanmina-SCI Corp. (a)	2,372	27,230
Tech Data Corp. (a)	2,534	111,547
Trimble Navigation, Ltd. (a)	3,558	142,071
Tyco Electronics, Ltd.	2,794	98,907
Vishay Intertechnology, Inc. (a)	5,567	81,723
Vishay Precision Group, Inc. (a)	396	7,461

		2,129,952

ENERGY EQUIPMENT & SERVICES — 2.3%
Baker Hughes, Inc.	7,365	421,057
Cameron International Corp. (a)	3,810	193,281
Complete Production Services, Inc. (a)	944	27,895
Diamond Offshore Drilling, Inc.	763	51,022
Dresser-Rand Group, Inc. (a)	204	8,688
Exterran Holdings, Inc. (a)	1,886	45,170
FMC Technologies, Inc. (a)	2,007	178,442
Halliburton Co.	14,447	589,871
Helix Energy Solutions Group, Inc. (a)	758	9,202
Helmerich & Payne, Inc.	1,956	94,827
Nabors Industries, Ltd. (a)	5,498	128,983
National-Oilwell Varco, Inc.	7,141	480,232
Noble Corp.	1,369	48,969
Oceaneering International, Inc. (a)	204	15,021
Patterson-UTI Energy, Inc.	4,501	96,997
Pride International, Inc. (a)	3,312	109,296
Rowan Cos., Inc. (a)	3,620	126,374
Schlumberger, Ltd.	20,843	1,740,391
Superior Energy Services, Inc. (a)	3,566	124,774
TGC Industries, Inc. (a)(b)	5,694	21,637
Tidewater, Inc. (b)	1,088	58,578
Weatherford International, Ltd. (a)	5,225	119,130

		4,689,837

FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	6,614	477,597
CVS Caremark Corp.	22,117	769,008
Safeway, Inc. (b)	7,071	159,027
SUPERVALU, Inc. (b)	4,000	38,520
Sysco Corp.	9,611	282,563
The Kroger Co.	8,835	197,550
Wal-Mart Stores, Inc.	27,272	1,470,779
Walgreen Co.	13,858	539,908
Whole Foods Market, Inc. (a)(b)	2,215	112,057

		4,047,009

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	8,941	268,945
Bunge, Ltd.	2,195	143,816
Campbell Soup Co. (b)	4,913	170,727
ConAgra Foods, Inc.	8,864	200,149
Dean Foods Co. (a)	3,483	30,790
Del Monte Foods Co.	8,841	166,211
Flowers Foods, Inc. (b)	3,223	86,731
General Mills, Inc.	10,681	380,137
H.J. Heinz Co.	4,618	228,406
Kellogg Co.	3,167	161,770
Kraft Foods, Inc. (Class A)	21,137	666,027
McCormick & Co., Inc. (b)	1,711	79,613
Mead Johnson Nutrition Co.	2,961	184,322
Sanderson Farms, Inc. (b)	178	6,969
Sara Lee Corp.	12,664	221,747
Smithfield Foods, Inc. (a)	2,452	50,585
The Hershey Co.	2,685	126,598
The J.M. Smucker Co.	1,519	99,722
TreeHouse Foods, Inc. (a)(b)	1,436	73,365
Tyson Foods, Inc. (Class A)	5,734	98,739

		3,445,369

GAS UTILITIES — 0.1%
Chesapeake Utilities Corp. (b)	3,703	153,749
Delta Natural Gas Co., Inc. (b)	248	7,781
Gas Natural, Inc. (b)	490	5,140
Questar Corp.	2,283	39,747

		206,417

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
ABIOMED, Inc. (a)	1,798	17,279
Alere, Inc. (a)(b)	1,712	62,659
American Medical Systems Holdings, Inc. (a)(b)	3,500	66,010
Angeion Corp. (a)(b)	3,230	17,119
Baxter International, Inc.	9,150	463,173

See accompanying notes to financial statements.

4

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Becton, Dickinson & Co.	3,751	$317,034
Boston Scientific Corp. (a)	21,158	160,166
C.R. Bard, Inc. (b)	1,964	180,236
CareFusion Corp. (a)	2,910	74,787
Covidien PLC	3,170	144,742
DENTSPLY International, Inc.	1,839	62,839
Edwards Lifesciences Corp. (a)	2,995	242,116
Gen-Probe, Inc. (a)(b)	918	53,565
Hologic, Inc. (a)	5,402	101,666
Hospira, Inc. (a)	3,287	183,053
Immucor, Inc. (a)	1,484	29,428
Intuitive Surgical, Inc. (a)(b)	517	133,257
Kinetic Concepts, Inc. (a)(b)	1,363	57,082
MAKO Surgical Corp. (a)	612	9,315
Masimo Corp. (b)	1,201	34,913
Medtronic, Inc.	17,177	637,095
NuVasive, Inc. (a)	874	22,418
ResMed, Inc. (a)(b)	2,416	83,690
St. Jude Medical, Inc. (a)	5,388	230,337
Stryker Corp.	4,201	225,594
Thoratec Corp. (a)(b)	1,062	30,076
Varian Medical Systems, Inc. (a)	2,437	168,835
Vascular Solutions, Inc. (a)(b)	1,108	12,986
Zimmer Holdings, Inc. (a)	3,342	179,399

		4,000,869

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	6,667	203,410
Amedisys, Inc. (a)(b)	715	23,952
AmerisourceBergen Corp.	4,077	139,107
athenahealth, Inc. (a)	700	28,686
Cardinal Health, Inc.	5,820	222,964
CIGNA Corp.	4,834	177,214
Community Health Systems, Inc. (a)	1,000	37,370
Coventry Health Care, Inc. (a)	2,866	75,662
DaVita, Inc. (a)	2,149	149,334
Express Scripts, Inc. (Class A) (a)	7,401	400,024
Health Management Associates, Inc. (Class A) (a)	4,416	42,129
Health Net, Inc. (a)	2,876	78,486
HEALTHSOUTH Corp. (a)(b)	2,969	61,488
Healthways, Inc. (a)	382	4,263
Henry Schein, Inc. (a)(b)	2,441	149,853
Humana, Inc. (a)	3,002	164,329
Laboratory Corp. of America Holdings (a)(b)	1,553	136,540
Lincare Holdings, Inc.	3,538	94,925
McKesson Corp.	4,713	331,701
Medco Health Solutions, Inc. (a)	7,485	458,606
Omnicare, Inc.	2,476	62,866
Patterson Cos., Inc.	2,479	75,932
PSS World Medical, Inc. (a)(b)	2,246	50,760
Quest Diagnostics, Inc.	2,015	108,750
Tenet Healthcare Corp. (a)	9,036	60,451
UnitedHealth Group, Inc.	17,526	632,864
VCA Antech, Inc. (a)(b)	2,614	60,880
WellCare Health Plans, Inc. (a)	336	10,154
WellPoint, Inc. (a)	7,678	436,571

		4,479,271

HEALTH CARE TECHNOLOGY — 0.0% (d)
Transcend Services, Inc. (a)	372	7,287

HOTELS, RESTAURANTS & LEISURE — 2.1%
Biglari Holdings, Inc. (a)(b)	198	81,222
Bob Evans Farms, Inc.	4,122	135,861
Brinker International, Inc.	2,174	45,393
Carnival Corp.	6,284	289,755
Darden Restaurants, Inc.	2,654	123,252
Gaylord Entertainment Co. (a)	566	20,342
International Game Technology (b)	6,060	107,201
Interval Leisure Group, Inc. (a)	850	13,719
Las Vegas Sands Corp. (a)	6,940	318,893
Marriott International, Inc. (Class A) (b)	6,050	251,317
McDonald’s Corp.	14,617	1,122,001
MGM MIRAGE, Inc. (a)(b)	4,121	61,197
Panera Bread Co. (Class A) (a)	682	69,025
Penn National Gaming, Inc. (a)	1,976	69,456
Royal Caribbean Cruises, Ltd. (a)	1,853	87,091
Scientific Games Corp. (Class A) (a)(b)	3,010	29,980
Starbucks Corp.	11,017	353,976
Starwood Hotels & Resorts Worldwide, Inc.	3,618	219,902
The Cheesecake Factory, Inc. (a)(b)	3,125	95,813
Wendy’s/Arby’s Group, Inc. (Class A)	8,850	40,887
Wyndham Worldwide Corp.	5,526	165,559
Wynn Resorts, Ltd.	1,812	188,158
Yum! Brands, Inc.	7,954	390,144

		4,280,144

HOUSEHOLD DURABLES — 0.7%
American Greetings Corp. (Class A) (b)	3,158	69,981
Bassett Furniture Industries, Inc. (a)	5,063	21,265
Brookfield Homes Corp. (a)(b)	210	1,974
D.R. Horton, Inc.	5,389	64,291
Fortune Brands, Inc.	2,262	136,285
Garmin, Ltd. (b)	2,560	79,334
Harman International Industries, Inc. (a)	1,663	76,997
KB HOME (b)	2,970	40,065
Leggett & Platt, Inc.	4,324	98,414
Lennar Corp. (Class A)	3,608	67,650
Mohawk Industries, Inc. (a)	763	43,308
National Presto Industries, Inc. (b)	676	87,887
Newell Rubbermaid, Inc.	5,916	107,553
NVR, Inc. (a)(b)	129	89,142
Pulte Group, Inc. (a)(b)	7,886	59,303
Ryland Group, Inc. (b)	1,235	21,032
Stanley Black & Decker, Inc.	1,933	129,260
Toll Brothers, Inc. (a)	2,491	47,329
Whirlpool Corp. (b)	1,365	121,253

		1,362,323

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc. (b)	2,175	150,118
Colgate-Palmolive Co.	7,117	571,993
Energizer Holdings, Inc. (a)	1,293	94,260

See accompanying notes to financial statements.

5

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Kimberly-Clark Corp.	5,447	$343,379
Procter & Gamble Co.	41,182	2,649,238
The Clorox Co.	2,020	127,826

		3,936,814

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%
GenOn Energy, Inc. (a)	18,425	70,199

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	9,437	814,413
General Electric Co.	156,586	2,863,958
McDermott International, Inc. (a)	4,421	91,470
Textron, Inc. (b)	4,164	98,437
Tyco International, Ltd.	2,443	101,238

		3,969,516

INSURANCE — 4.0%
ACE, Ltd.	1,603	99,787
AFLAC, Inc.	7,228	407,876
American International Group, Inc. (a)(b)	4,765	274,559
AON Corp.	4,076	187,537
Arthur J. Gallagher & Co. (b)	1,592	46,295
Assurant, Inc.	2,235	86,092
Assured Guaranty, Ltd.	2,308	40,852
Berkshire Hathaway, Inc. (Class B) (a)	28,233	2,261,746
Chubb Corp.	5,694	339,590
Cincinnati Financial Corp. (b)	2,446	77,514
Donegal Group, Inc. (Class A) (b)	2,092	30,292
Eastern Insurance Holdings, Inc.	984	11,719
Everest Re Group, Ltd.	1,010	85,668
Fidelity National Financial, Inc. (Class A)	4,060	55,541
Genworth Financial, Inc. (Class A) (a)	7,465	98,090
Hartford Financial Services Group, Inc.	6,587	174,490
Lincoln National Corp.	6,614	183,935
Loews Corp.	6,962	270,891
Marsh & McLennan Cos., Inc.	7,091	193,868
MBIA, Inc. (a)	3,040	36,450
Mercer Insurance Group, Inc.	372	10,412
MetLife, Inc.	7,656	340,233
Old Republic International Corp. (b)	6,229	84,901
PartnerRe, Ltd.	1,103	88,626
Principal Financial Group, Inc.	6,126	199,463
ProAssurance Corp. (a)	1,888	114,413
Protective Life Corp.	456	12,148
Prudential Financial, Inc.	6,959	408,563
Reinsurance Group of America, Inc.	1,156	62,089
RenaissanceRe Holdings, Ltd.	1,244	79,230
Seabright Insurance Holdings (b)	2,443	22,524
Selective Insurance Group, Inc.	3,852	69,914
The Allstate Corp.	8,678	276,655
The Hanover Insurance Group, Inc. (b)	1,707	79,751
The Phoenix Cos., Inc. (a)(b)	6,903	17,534
The Progressive Corp.	9,651	191,765
The Travelers Cos., Inc.	9,214	513,312
Torchmark Corp. (b)	1,289	77,005
Transatlantic Holdings, Inc.	946	48,832
Unum Group	6,773	164,042
Validus Holdings, Ltd. (b)	2,287	70,005
W.R. Berkley Corp. (b)	2,158	59,086
XL Group PLC	4,818	105,129

		8,058,424

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (a)	4,827	868,860
Expedia, Inc. (b)	5,021	125,977
HSN, Inc. (a)(b)	850	26,044
Liberty Media Corp. — Interactive (Class A) (a)	9,687	152,764
Netflix, Inc. (a)	600	105,420
Priceline.com, Inc. (a)	527	210,563

		1,489,628

INTERNET SOFTWARE & SERVICES — 1.7%
Akamai Technologies, Inc. (a)	3,300	155,265
AOL, Inc. (a)	1,761	41,753
Art Technology Group, Inc. (a)	5,513	32,968
EarthLink, Inc. (b)	5,787	49,768
eBay, Inc. (a)	15,269	424,936
Equinix, Inc. (a)(b)	617	50,138
Google, Inc. (Class A) (a)	3,354	1,992,175
IAC/InterActive Corp. (a)	2,223	63,800
Internap Network Services Corp. (a)	4,441	27,001
Local.com Corp. (a)	4,751	30,834
Monster Worldwide, Inc. (a)(b)	3,236	76,467
Terremark Worldwide, Inc. (a)	3,334	43,175
VeriSign, Inc.	3,382	110,490
WebMD Health Corp. (a)	799	40,797
Yahoo!, Inc. (a)	17,477	290,643

		3,430,210

IT SERVICES — 2.7%
Accenture PLC (Class A)	3,757	182,177
Alliance Data Systems Corp. (a)(b)	992	70,462
Automatic Data Processing, Inc.	8,108	375,238
Broadridge Financial Solutions, Inc.	2,821	61,865
Cognizant Technology Solutions Corp. (Class A) (a)	5,305	388,803
Computer Sciences Corp.	3,020	149,792
Fidelity National Information Services, Inc.	6,871	188,197
Fiserv, Inc. (a)	3,448	201,915
International Business Machines Corp.	17,578	2,579,747
Lender Processing Services, Inc.	2,024	59,748
Mastercard, Inc. (Class A)	1,196	268,036
Paychex, Inc.	5,653	174,734
SAIC, Inc. (a)	2,730	43,298
The Western Union Co. (b)	9,930	184,400
Total System Services, Inc. (b)	3,176	48,847
Unisys Corp. (a)	1,227	31,767
VeriFone Systems, Inc. (a)(b)	414	15,964
Visa, Inc. (Class A)	6,789	477,810

		5,502,800

See accompanying notes to financial statements.

6

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	2,628	$49,249
Eastman Kodak Co. (a)(b)	5,281	28,306
Hasbro, Inc.	3,419	161,308
Mattel, Inc.	7,923	201,482
Pool Corp.	2,832	63,833

		504,178

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	1,640	8,249
Charles River Laboratories International, Inc. (a)(b)	1,046	37,175
Covance, Inc. (a)(b)	961	49,405
Illumina, Inc. (a)	1,986	125,793
Life Technologies Corp. (a)	3,259	180,875
PerkinElmer, Inc.	3,628	93,675
Pharmaceutical Product Development, Inc.	1,200	32,568
Pure Bioscience (a)(b)	13,298	29,522
Sequenom, Inc. (a)(b)	1,272	10,201
Techne Corp.	1,506	98,899
Thermo Fisher Scientific, Inc. (a)	6,856	379,548
Waters Corp. (a)	2,032	157,907

		1,203,817

MACHINERY — 2.7%
AGCO Corp. (a)	1,155	58,512
ArvinMeritor, Inc. (a)(b)	1,154	23,680
Bucyrus International, Inc.	1,595	142,593
Caterpillar, Inc.	9,065	849,028
CLARCOR, Inc.	1,063	45,592
Crane Co.	2,063	84,728
Cummins, Inc.	2,673	294,057
Danaher Corp.	6,862	323,681
Deere & Co.	6,243	518,481
Donaldson Co., Inc.	1,187	69,178
Dover Corp.	2,704	158,049
Eaton Corp.	2,577	261,591
Federal Signal Corp. (b)	5,402	37,058
Flowserve Corp.	782	93,230
Graco, Inc. (b)	314	12,387
Harsco Corp.	2,121	60,067
IDEX Corp.	3,710	145,135
Illinois Tool Works, Inc. (b)	9,248	493,843
Ingersoll-Rand PLC (b)	1,665	78,405
John Bean Technologies Corp.	431	8,676
Joy Global, Inc.	2,073	179,833
Lincoln Electric Holdings, Inc.	964	62,920
Mueller Water Products, Inc. (Class A) (b)	4,398	18,340
Navistar International Corp. (a)	1,192	69,029
Oshkosh Corp. (a)(b)	2,343	82,567
PACCAR, Inc.	4,983	286,124
Pall Corp.	3,678	182,355
Parker-Hannifin Corp.	3,048	263,043
Pentair, Inc.	2,492	90,983
SPX Corp.	1,331	95,153
Terex Corp. (a)(b)	1,933	60,000
The Manitowoc Co., Inc. (b)	2,316	30,363
The Timken Co.	2,832	135,171
WABCO Holdings, Inc. (a)	1,484	90,420
Watts Water Technologies, Inc.	2,475	90,560

		5,494,832

MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)(b)	420	6,048

MEDIA — 3.1%
Ascent Media Corp. (Class A) (a)(b)	211	8,178
Cablevision Systems Corp. (Class A)	4,223	142,906
CBS Corp.	10,367	197,491
Comcast Corp. (Class A)	40,990	900,550
DIRECTV (Class A) (a)	14,982	598,231
Discovery Communications, Inc. (Series A) (a)(b)	4,705	196,198
DISH Network Corp. (Class A) (a)	4,751	93,405
Gannett Co., Inc. (b)	6,357	95,927
Journal Communications, Inc. (Class A) (a)	5,530	27,927
Knology, Inc. (a)(b)	3,802	59,425
Lamar Advertising Co. (Class A) (a)(b)	1,899	75,656
Liberty Global, Inc. (Series A) (a)(b)	6,115	216,349
Liberty Media — Starz (Series A) (a)	775	51,522
Liberty Media Corp. — Capital (Class A) (a)	1,935	121,054
Live Nation, Inc. (a)(b)	2,315	26,437
Madison Square Garden, Inc. (Class A) (a)	1,056	27,224
News Corp. (Class A)	33,492	487,644
Omnicom Group, Inc.	4,586	210,039
Scripps Networks Interactive (Class A)	1,064	55,062
Sirius XM Radio, Inc. (a)(b)	52,473	86,056
The Interpublic Group of Cos., Inc. (a)	8,841	93,891
The McGraw-Hill Cos., Inc.	5,841	212,671
The New York Times Co. (Class A) (a)(b)	1,759	17,238
The Walt Disney Co.	26,822	1,006,093
Time Warner Cable, Inc.	4,640	306,379
Time Warner, Inc.	19,168	616,635
Valassis Communications, Inc. (a)	210	6,794
Viacom, Inc. (Class B)	7,971	315,731
Virgin Media, Inc. (b)	4,645	126,530

		6,379,243

METALS & MINING — 1.4%
AK Steel Holding Corp. (b)	3,860	63,188
Alcoa, Inc.	12,919	198,823
Allegheny Technologies, Inc. (b)	1,506	83,101
Allied Nevada Gold Corp. (a)	840	22,100
Century Aluminum Co. (a)(b)	1,495	23,217
Cliffs Natural Resources, Inc.	2,414	188,316
Coeur d’Alene Mines Corp. (a)(b)	524	14,316
Commercial Metals Co.	2,272	37,693

See accompanying notes to financial statements.

7

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Freeport-McMoRan Copper & Gold, Inc. (b)	6,859	$823,697
Newmont Mining Corp.	7,194	441,928
Nucor Corp. (b)	4,379	191,888
Reliance Steel & Aluminum Co.	800	40,880
Royal Gold, Inc.	1,308	71,456
Schnitzer Steel Industries, Inc. (Class A) (b)	600	39,834
Southern Copper Corp.	3,509	171,029
Steel Dynamics, Inc. (b)	3,249	59,457
Titanium Metals Corp. (a)	2,224	38,208
United States Steel Corp.	2,912	170,119
Walter Energy, Inc.	1,161	148,422
Worthington Industries, Inc. (b)	864	15,898

		2,843,570

MULTI-UTILITIES — 2.9%
Allegheny Energy, Inc.	3,536	85,713
Alliant Energy Corp.	410	15,076
Ameren Corp.	3,041	85,726
American Electric Power Co., Inc.	6,299	226,638
Aqua America, Inc.	1,711	38,463
Calpine Corp. (a)(b)	5,254	70,088
CMS Energy Corp.	5,999	111,581
Consolidated Edison, Inc.	3,992	197,883
Constellation Energy Group, Inc.	3,055	93,575
Dominion Resources, Inc.	9,157	391,187
DTE Energy Co.	1,829	82,890
Duke Energy Corp.	16,117	287,044
Edison International	5,123	197,748
El Paso Corp.	12,300	169,248
Entergy Corp.	2,748	194,641
Exelon Corp.	9,767	406,698
FirstEnergy Corp. (b)	4,752	175,919
NextEra Energy, Inc.	5,459	283,813
NiSource, Inc.	4,293	75,643
Northeast Utilities	2,212	70,519
NRG Energy, Inc. (a)	5,469	106,864
Pepco Holdings, Inc.	6,356	115,997
PG&E Corp.	5,246	250,969
Pinnacle West Capital Corp.	1,720	71,294
PPL Corp.	5,689	149,734
Progress Energy, Inc.	3,089	134,310
Public Service Enterprise Group, Inc.	6,688	212,745
Sempra Energy	3,518	184,625
Southern Co.	11,976	457,842
Spectra Energy Corp.	9,208	230,108
TECO Energy, Inc. (b)	6,336	112,781
The AES Corp. (a)	11,048	134,565
The Williams Cos., Inc.	9,417	232,788
Wisconsin Energy Corp.	1,506	88,643
Xcel Energy, Inc.	8,355	196,760

		5,940,118

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)	2,711	82,577
Dillard’s, Inc. (Class A) (b)	948	35,967
Dollar Tree, Inc. (a)	2,964	166,221
Family Dollar Stores, Inc.	2,545	126,512
J.C. Penney Co., Inc.	3,482	112,503
Kohl’s Corp. (a)	4,416	239,966
Macy’s, Inc.	7,770	196,581
Nordstrom, Inc.	3,902	165,367
Sears Holdings Corp. (a)(b)	1,270	93,663
Target Corp.	9,557	574,662

		1,794,019

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	25,526	294,060
Zebra Technologies Corp. (Class A) (a)	2,255	85,667

		379,727

OIL, GAS & CONSUMABLE FUELS — 8.8%
Abraxas Petroleum Corp. (a)	5,703	26,063
Adams Resources & Energy, Inc.	372	8,984
Alpha Natural Resources, Inc. (a)	3,054	183,332
Anadarko Petroleum Corp.	7,826	596,028
Apache Corp.	5,487	654,215
Approach Resources, Inc. (a)	490	11,319
Arch Coal, Inc.	3,046	106,793
Atlas Energy, Inc. (a)	310	13,631
Blue Dolphin Energy Co. (a)(b)	2,144	5,060
BPZ Resources, Inc. (a)(b)	1,232	5,864
Brigham Exploration Co. (a)	1,832	49,904
Cabot Oil & Gas Corp.	1,210	45,798
Chesapeake Energy Corp. (b)	8,892	230,392
Chevron Corp.	29,540	2,695,525
Cimarex Energy Co.	900	79,677
Clayton Williams Energy, Inc. (a)	124	10,412
Concho Resources, Inc. (a)(b)	1,624	142,376
ConocoPhillips	19,651	1,338,233
Consol Energy, Inc.	3,078	150,022
Contango Oil & Gas Co. (a)	248	14,367
Contango ORE, Inc. (a)	24	252
Denbury Resources, Inc. (a)(b)	5,905	112,726
Devon Energy Corp.	6,527	512,435
EOG Resources, Inc.	3,907	357,139
EXCO Resources, Inc.	3,200	62,144
Exxon Mobil Corp.	74,662	5,459,285
Forest Oil Corp. (a)	1,860	70,624
Frontier Oil Corp. (a)	2,403	43,278
Goodrich Petroleum Corp. (a)	1,218	21,485
Hess Corp.	4,295	328,739
Holly Corp.	1,162	47,375
Houston American Energy Corp. (b)	7,396	133,794
Marathon Oil Corp.	11,006	407,552
Massey Energy Co.	2,562	137,451
Murphy Oil Corp.	3,002	223,799
Newfield Exploration Co. (a)	2,022	145,806
Noble Energy, Inc.	3,118	268,397
Occidental Petroleum Corp.	12,203	1,197,114
Panhandle Oil & Gas, Inc. (b)	372	10,200
Patriot Coal Corp. (a)(b)	3,440	66,633
Peabody Energy Corp.	4,115	263,278
Petrohawk Energy Corp. (a)	4,665	85,136
Pioneer Natural Resources Co.	2,741	237,974
Plains Exploration & Production Co. (a)	3,330	107,026
QEP Resources, Inc.	2,284	82,932

See accompanying notes to financial statements.

8

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Quicksilver Resources, Inc. (a)	732	$10,790
Range Resources Corp. (b)	3,148	141,597
Rex Energy Corp. (a)(b)	1,422	19,410
SandRidge Energy, Inc. (a)(b)	6,653	48,700
SM Energy Co.	2,902	171,015
Southwestern Energy Co. (a)	5,663	211,966
Sunoco, Inc.	2,361	95,172
Tesoro Corp. (a)	3,405	63,129
Toreador Resources Corp. (a)(b)	984	15,272
Ultra Petroleum Corp. (a)(b)	2,080	99,362
Valero Energy Corp.	8,243	190,578
Zion Oil & Gas, Inc. (a)(b)	2,237	10,693

		17,828,253

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	195	14,804
International Paper Co.	8,071	219,854
Louisiana-Pacific Corp. (a)(b)	1,364	12,904
MeadWestvaco Corp.	5,011	131,088
Weyerhaeuser Co.	8,087	153,087

		531,737

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	7,091	206,065
Herbalife, Ltd.	1,400	95,718
The Estee Lauder Cos., Inc. (Class A)	2,659	214,581

		516,364

PHARMACEUTICALS — 4.6%
Abbott Laboratories	21,631	1,036,341
Allergan, Inc.	4,550	312,448
Auxilium Pharmaceuticals, Inc. (a)	911	19,222
Bristol-Myers Squibb Co.	27,649	732,146
Eli Lilly & Co.	13,725	480,924
Endo Pharmaceuticals Holdings, Inc. (a)	1,976	70,563
Forest Laboratories, Inc. (a)	5,218	166,872
Johnson & Johnson	38,483	2,380,174
King Pharmaceuticals, Inc. (a)	3,891	54,669
Merck & Co., Inc.	44,937	1,619,529
Mylan, Inc. (a)	5,788	122,300
Nektar Therapeutics (a)(b)	1,146	14,726
Perrigo Co. (b)	1,655	104,811
Pfizer, Inc.	117,400	2,055,674
Questcor Pharmaceuticals, Inc. (a)	1,353	19,930
ViroPharma, Inc. (a)	2,000	34,640
VIVUS, Inc. (a)(b)	3,930	36,824
Watson Pharmaceuticals, Inc. (a)	2,614	135,013

		9,396,806

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	3,110	110,716
IHS, Inc. (Class A) (a)	926	74,441
Manpower, Inc.	1,404	88,115
Robert Half International, Inc. (b)	4,202	128,581
The Dun & Bradstreet Corp.	1,430	117,389

		519,242

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Agree Realty Corp.	3,552	93,027
AMB Property Corp. (b)	1,528	48,453
American Campus Communities, Inc.	1,777	56,438
Annaly Capital Management, Inc. (b)	9,139	163,771
Apartment Investment & Management Co. (Class A)	3,464	89,510
Ashford Hospitality Trust (a)(b)	8,582	82,816
AvalonBay Communities, Inc.	1,346	151,492
BioMed Realty Trust, Inc.	2,914	54,346
Boston Properties, Inc.	3,311	285,077
BRE Properties, Inc.	1,107	48,155
Camden Property Trust	462	24,939
CBL & Associates Properties, Inc. (b)	2,493	43,628
Cedar Shopping Centers, Inc. (b)	2,551	16,046
Cogdell Spencer, Inc.	1,765	10,237
Colonial Properties Trust	524	9,458
Corporate Office Properties Trust (b)	2,414	84,369
Developers Diversified Realty Corp. (b)	2,643	37,240
Digital Realty Trust, Inc. (b)	1,129	58,189
Duke Realty Corp.	2,924	36,433
Equity Residential	5,330	276,894
Extra Space Storage, Inc.	2,186	38,036
Glimcher Realty Trust	4,500	37,800
HCP, Inc.	4,462	164,157
Health Care REIT, Inc.	1,291	61,503
Home Properties, Inc. (b)	772	42,838
Hospitality Properties Trust	2,381	54,858
Host Hotels & Resorts, Inc.	10,758	192,245
Investors Real Estate Trust	9,972	89,449
Kimco Realty Corp.	5,010	90,380
LaSalle Hotel Properties	3,512	92,717
Lexington Realty Trust (b)	2,284	18,158
Liberty Property Trust (b)	1,686	53,817
Monmouth Real Estate Investment Corp. (b)	6,370	54,145
National Retail Properties, Inc.	4,316	114,374
Nationwide Health Properties, Inc.	1,515	55,116
Pennsylvania Real Estate Investment Trust	3,210	46,641
Pittsburgh & West Virginia Railroad (b)	2,750	31,020
Plum Creek Timber Co., Inc.	3,429	128,416
Post Properties, Inc.	566	20,546
ProLogis	6,526	94,235
Public Storage	1,535	155,680
Realty Income Corp.	2,186	74,761
Regency Centers Corp. (b)	284	11,996
Senior Housing Properties Trust	1,912	41,949
Simon Property Group, Inc.	3,958	393,781
SL Green Realty Corp. (b)	1,034	69,805
Strategic Hotels & Resorts, Inc. (a)	1,258	6,655
Sunstone Hotel Investors, Inc. (a)	826	8,533
Tanger Factory Outlet Centers, Inc.	2,003	102,534
The Macerich Co. (b)	2,673	126,620
Transcontinental Realty Investors, Inc. (a)	844	5,663
UDR, Inc. (b)	2,797	65,785
Urstadt Biddle Properties (Class A)	5,460	106,197
Ventas, Inc.	2,222	116,611

See accompanying notes to financial statements.

9

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Vornado Realty Trust	4,462	$371,818
Walter Investment Management Corp.	420	7,535
Weingarten Realty Investors (b)	1,712	40,677

		4,857,569

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Properties Corp.	2,392	41,932
CB Richard Ellis Group, Inc. (Class A) (a)	6,041	123,720
Forestar Real Estate Group, Inc. (a)	810	15,633
Jones Lang LaSalle, Inc.	982	82,409
The St. Joe Co. (a)(b)	1,407	30,743

		294,437

ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)	1,468	22,842
Con-way, Inc.	420	15,360
CSX Corp.	6,559	423,777
Dollar Thrifty Automotive Group, Inc. (a)	1,551	73,300
J.B. Hunt Transport Services, Inc.	4,000	163,240
Kansas City Southern (a)	1,848	88,445
Landstar Systems, Inc.	2,531	103,619
Norfolk Southern Corp.	6,358	399,410
Union Pacific Corp.	7,126	660,295

		1,950,288

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Advanced Micro Devices, Inc. (a)(b)	8,481	69,375
Aetrium, Inc. (a)(b)	7,413	17,272
Altera Corp. (b)	4,975	177,010
Anadigics, Inc. (a)(b)	2,477	17,166
Analog Devices, Inc.	5,331	200,819
Applied Materials, Inc.	21,581	303,213
Atheros Communications, Inc. (a)(b)	2,786	100,073
AXT, Inc. (a)	8,174	85,337
Broadcom Corp. (Class A)	8,070	351,448
Cirrus Logic, Inc. (a)(b)	1,678	26,814
Cree, Inc. (a)	310	20,426
Cypress Semiconductor Corp. (a)	2,559	47,546
Energy Conversion Devices, Inc. (a)(b)	1,200	5,520
FEI Co. (a)(b)	2,079	54,906
First Solar, Inc. (a)(b)	832	108,276
Intel Corp.	81,803	1,720,317
International Rectifier Corp. (a)	1,756	52,136
Intersil Corp. (Class A) (b)	4,627	70,654
KLA-Tencor Corp.	4,183	161,631
Lam Research Corp. (a)	3,319	171,858
Linear Technology Corp.	4,662	161,259
LSI Corp. (a)	9,844	58,966
Marvell Technology Group, Ltd. (a)	7,174	133,078
Maxim Integrated Products, Inc.	2,799	66,112
MEMC Electronic Materials, Inc. (a)	4,296	48,373
Microchip Technology, Inc. (b)	3,855	131,880
Micron Technology, Inc. (a)(b)	11,979	96,072
Microsemi Corp. (a)	2,448	56,059
MKS Instruments, Inc. (a)	308	7,543
National Semiconductor Corp.	6,227	85,684
Novellus Systems, Inc. (a)	3,560	115,059
NVIDIA Corp. (a)	9,696	149,318
ON Semiconductor Corp. (a)	4,546	44,914
Rambus, Inc. (a)(b)	2,183	44,708
Sigma Designs, Inc. (a)(b)	624	8,842
Skyworks Solutions, Inc. (a)	1,287	36,847
SunPower Corp. (Class A) (a)	2,416	30,997
Teradyne, Inc. (a)(b)	5,138	72,138
Texas Instruments, Inc.	19,326	628,095
Xilinx, Inc. (b)	4,226	122,469

		5,860,210

SOFTWARE — 4.1%
Activision Blizzard, Inc.	9,620	119,673
Adobe Systems, Inc. (a)	9,792	301,398
Autodesk, Inc. (a)	5,266	201,161
BMC Software, Inc. (a)	3,668	172,909
CA, Inc.	7,059	172,522
Cadence Design Systems, Inc. (a)	7,239	59,794
Citrix Systems, Inc. (a)	4,325	295,873
Compuware Corp. (a)	8,137	94,959
Concur Technologies, Inc. (a)	1,296	67,301
Electronic Arts, Inc. (a)(b)	4,749	77,789
Intuit, Inc. (a)	5,722	282,095
Jack Henry & Associates, Inc.	2,146	62,556
McAfee, Inc. (a)	3,313	153,425
Microsoft Corp.	115,280	3,218,618
Novell, Inc. (a)	10,699	63,338
Nuance Communications, Inc. (a)	4,511	82,010
Oracle Corp.	58,108	1,818,780
Parametric Technology Corp. (a)(b)	4,885	110,059
Red Hat, Inc. (a)	4,161	189,950
Rovi Corp. (a)(b)	784	48,616
Salesforce.com, Inc. (a)(b)	1,661	219,252
Smith Micro Software, Inc. (a)	1,915	30,142
Solera Holdings, Inc.	1,700	87,244
Symantec Corp. (a)	13,754	230,242
Synopsys, Inc. (a)	4,021	108,205
TiVo, Inc. (a)(b)	3,000	25,890
Versant Corp. (a)(b)	2,433	28,734
VMware, Inc. (Class A) (a)	520	46,233
Websense, Inc. (a)(b)	689	13,952

		8,382,720

SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. (Class A)	2,060	118,718
Advance Auto Parts, Inc.	2,260	149,499
Aeropostale, Inc. (a)	1,200	29,568
American Eagle Outfitters, Inc.	4,153	60,758
AutoNation, Inc. (a)(b)	4,178	117,820
AutoZone, Inc. (a)	663	180,727
Bed Bath & Beyond, Inc. (a)	4,619	227,024
Best Buy Co., Inc.	4,993	171,210
Chico’s FAS, Inc.	2,570	30,917
Dick’s Sporting Goods, Inc. (a)	1,628	61,050
Foot Locker, Inc.	3,689	72,378
GameStop Corp. (Class A) (a)(b)	2,269	51,915
Genesco, Inc. (a)	373	13,984
Limited Brands, Inc.	5,760	177,005

See accompanying notes to financial statements.

10

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Lowe’s Cos., Inc.	20,252	$507,920
O’Reilly Automotive, Inc. (a)	3,085	186,396
Office Depot, Inc. (a)	5,831	31,487
OfficeMax, Inc. (a)	1,048	18,550
PetSmart, Inc.	3,429	136,543
Pier 1 Imports, Inc. (a)	944	9,912
RadioShack Corp.	3,349	61,923
Rent-A-Center, Inc.	2,345	75,697
Ross Stores, Inc.	2,902	183,551
Staples, Inc.	11,046	251,517
The Gap, Inc.	8,595	190,293
The Home Depot, Inc.	25,719	901,708
The Men’s Wearhouse, Inc. (b)	763	19,060
The Sherwin-Williams Co.	1,189	99,579
The TJX Cos., Inc.	5,994	266,074
Tiffany & Co.	2,539	158,103
Urban Outfitters, Inc. (a)	2,693	96,436
Williams-Sonoma, Inc. (b)	2,088	74,521

		4,731,843

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc. (a)	1,492	44,029
Coach, Inc.	5,498	304,094
Crocs, Inc. (a)	524	8,971
Hanesbrands, Inc. (a)	2,080	52,832
Iconix Brand Group, Inc. (a)	682	13,170
Jones Apparel Group, Inc.	3,502	54,421
Liz Claiborne, Inc. (a)(b)	3,030	21,695
NIKE, Inc. (Class B)	4,241	362,266
Quiksilver, Inc. (a)	5,063	25,669
Under Armour, Inc. (Class A) (a)(b)	867	47,546
V.F. Corp. (b)	1,018	87,731
Wolverine World Wide, Inc.	3,345	106,639

		1,129,063

THRIFTS & MORTGAGE FINANCE — 0.3%
Astoria Financial Corp.	1,932	26,874
Berkshire Hills Bancorp, Inc. (b)	2,541	56,156
Hudson City Bancorp, Inc.	4,704	59,929
MGIC Investment Corp. (a)(b)	3,618	36,867
New York Community Bancorp, Inc. (b)	4,372	82,412
NewAlliance Bancshares, Inc.	7,753	116,140
OceanFirst Financial Corp.	4,788	61,622
People’s United Financial, Inc.	5,209	72,978
Radian Group, Inc.	2,711	21,878
TF Financial Corp. NY (b)	248	5,528
TrustCo Bank Corp. NY	8,790	55,729

		596,113

TOBACCO — 1.4%
Altria Group, Inc.	30,387	748,128
Lorillard, Inc.	2,158	177,085
Philip Morris International, Inc.	27,939	1,635,270
Reynolds American, Inc.	6,132	200,026

		2,760,509

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	3,085	184,822
Kaman Corp. (Class A) (b)	2,685	78,053
W.W. Grainger, Inc.	618	85,352
Willis Lease Finance Corp. (a)(b)	490	6,385

		354,612

WATER UTILITIES — 0.1%
Artesian Resources Corp. (Class A) (b)	490	9,285
Cadiz, Inc. (a)(b)	858	10,674
Connecticut Water Service, Inc. (b)	1,200	33,456
Middlesex Water Co. (b)	5,588	102,540
Pennichuck Corp.	248	6,785
The York Water Co. (b)	2,759	47,703

		210,443

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
American Tower Corp. (Class A) (a)	6,514	336,383
Crown Castle International Corp. (a)	4,482	196,446
Leap Wireless International, Inc. (a)(b)	1,376	16,870
MetroPCS Communications, Inc. (a)	3,458	43,674
NII Holdings, Inc. (a)	3,054	136,391
SBA Communications Corp. (Class A) (a)(b)	2,150	88,021
Sprint Nextel Corp. (a)(b)	39,155	165,626
Telephone & Data Systems, Inc.	2,225	81,324

		1,064,735

TOTAL COMMON STOCKS —
(Cost $180,807,646)		202,365,755

SHORT TERM INVESTMENTS — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,943,188	8,943,188
State Street Institutional Liquid Reserves Fund 0.18% (f)(g)	321,478	321,478

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,264,666)		9,264,666

TOTAL INVESTMENTS — 104.3% (h)
(Cost $190,072,312)		211,630,421
OTHER ASSETS & LIABILITIES — (4.3)%		(8,700,397)

NET ASSETS — 100.0%		$202,930,024

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

11

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
Alliant Techsystems, Inc. (a)(b)	114	$8,485
Boeing Co.	2,136	139,395
General Dynamics Corp.	1,012	71,811
Goodrich Corp.	425	37,430
Honeywell International, Inc.	2,361	125,511
ITT Corp. (a)	617	32,152
L-3 Communications Holdings, Inc. (a)	408	28,760
Lockheed Martin Corp. (a)	992	69,351
Northrop Grumman Corp. (a)	911	59,015
Precision Castparts Corp.	475	66,125
Raytheon Co.	1,247	57,786
Rockwell Collins, Inc.	540	31,460
Spirit Aerosystems Holdings, Inc. (a)(b)	345	7,179
United Technologies Corp.	2,823	222,227

		956,687

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	582	46,670
Expeditors International Washington, Inc.	725	39,585
FedEx Corp. (a)	988	91,894
United Parcel Service, Inc. (Class B)	2,320	168,386

		346,535

AIRLINES — 0.2%
AMR Corp. (a)(b)	875	6,816
Delta Air Lines, Inc. (b)	2,468	31,097
Southwest Airlines Co.	2,500	32,450
United Continental Holdings, Inc. (b)	1,043	24,844

		95,207

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)(b)	387	28,003
Johnson Controls, Inc.	2,238	85,492
Lear Corp. (a)(b)	120	11,845
The Goodyear Tire & Rubber Co. (b)	803	9,516
TRW Automotive Holdings Corp. (b)	300	15,810

		150,666

AUTOMOBILES — 0.7%
Ford Motor Co. (a)(b)	11,392	191,271
General Motors Co. (b)	1,800	66,348
Harley-Davidson, Inc. (a)	807	27,979

		285,598

BEVERAGES — 2.3%
Brown-Forman Corp. (Class B) (a)	390	27,152
Coca-Cola Enterprises, Inc.	1,074	26,882
Constellation Brands, Inc. (Class A) (a)(b)	649	14,375
Dr. Pepper Snapple Group, Inc.	784	27,566
Hansen Natural Corp. (b)	247	12,913
Molson Coors Brewing Co. (Class B)	494	24,794
PepsiCo, Inc.	5,237	342,133
The Coca-Cola Co.	7,104	467,230

		943,045

BIOTECHNOLOGY — 1.4%
Alexion Pharmaceuticals, Inc. (a)(b)	257	20,701
Amgen, Inc. (b)	3,159	173,429
Amylin Pharmaceuticals, Inc. (a)(b)	473	6,958
Biogen Idec, Inc. (a)(b)	766	51,360
Celgene Corp. (b)	1,530	90,484
Cephalon, Inc. (a)(b)	231	14,257
Dendreon Corp. (a)(b)	474	16,552
Genzyme Corp. (b)	824	58,669
Gilead Sciences, Inc. (b)	2,708	98,138
Human Genome Sciences, Inc. (a)(b)	541	12,925
Talecris Biotherapeutics Holdings Corp. (b)	162	3,775
United Therapeutics Corp. (a)(b)	117	7,397
Vertex Pharmaceuticals, Inc. (a)(b)	614	21,508

		576,153

BUILDING PRODUCTS — 0.0%
Masco Corp. (a)	1,258	15,926

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (a)(b)	139	13,792
Ameriprise Financial, Inc.	817	47,018
BlackRock, Inc.	318	60,604
E*TRADE Financial Corp. (a)(b)	585	9,360
Eaton Vance Corp. (a)	391	11,820
Federated Investors, Inc. (Class B) (a)	313	8,191
Franklin Resources, Inc.	505	56,161
Invesco, Ltd.	1,489	35,825
Jefferies Group, Inc. (a)	400	10,652
Legg Mason, Inc.	477	17,301
Morgan Stanley	4,585	124,758
Northern Trust Corp. (a)	837	46,378
Owens Corning, Inc. (b)	395	12,304
Raymond James Financial, Inc. (a)	332	10,856
SEI Investments Co.	457	10,872
State Street Corp. (c)	1,691	78,361
T. Rowe Price Group, Inc.	888	57,312
TD Ameritrade Holding Corp.	824	15,648
The Bank of New York Mellon Corp.	4,059	122,582
The Charles Schwab Corp.	3,180	54,410
The Goldman Sachs Group, Inc.	1,439	241,982

		1,046,187

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	669	60,846
Airgas, Inc.	236	14,741
Albemarle Corp.	309	17,236
Ashland, Inc.	195	9,918
Celanese Corp. (Series A)	507	20,873
CF Industries Holdings, Inc.	229	30,949
E. I. du Pont de Nemours & Co.	3,004	149,840
Eastman Chemical Co. (a)	249	20,936
Ecolab, Inc.	744	37,512
FMC Corp.	253	20,212
Huntsman Corp.	386	6,025
International Flavors & Fragrances, Inc.	268	14,898
Lubrizol Corp. (a)	230	24,582
LyondellBasell Industries NV (b)	1,200	41,280
Monsanto Co.	1,757	122,358

See accompanying notes to financial statements.

12

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Nalco Holding Co. (a)	367	$11,722
PPG Industries, Inc.	558	46,911
Praxair, Inc.	964	92,033
Sigma-Aldrich Corp. (a)	366	24,361
The Dow Chemical Co.	3,844	131,234
The Mosaic Co.	504	38,485
The Scotts Miracle-Gro Co. (Class A) (a)	150	7,616
The Valspar Corp.	311	10,723

		955,291

COMMERCIAL BANKS — 2.8%
BB&T Corp.	2,347	61,703
BOK Financial Corp. (a)	75	4,005
City National Corp. (a)	141	8,652
Comerica, Inc. (a)	603	25,471
Commerce Bancshares, Inc.	227	9,011
Cullen/Frost Bankers, Inc. (a)	191	11,674
Fifth Third Bancorp	2,531	37,155
First Horizon National Corp. (a)(b)	738	8,695
Huntington Bancshares, Inc.	2,881	19,793
Keycorp (a)	2,744	24,284
M&T Bank Corp. (a)	372	32,383
Marshall & Ilsley Corp.	1,470	10,172
PNC Financial Services Group, Inc.	1,768	107,353
Regions Financial Corp. (a)	4,216	29,512
SunTrust Banks, Inc.	1,744	51,465
U.S. Bancorp	6,330	170,720
Wells Fargo & Co.	16,576	513,690
Zions Bancorporation (a)	500	12,115

		1,137,853

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	401	16,978
Cintas Corp.	454	12,694
Copart, Inc. (b)	205	7,657
Corrections Corp. of America (a)(b)	437	10,951
Covanta Holding Corp. (a)	413	7,099
Iron Mountain, Inc. (a)	610	15,256
Pitney Bowes, Inc. (a)	719	17,385
R.R. Donnelley & Sons Co.	712	12,439
Republic Services, Inc.	1,052	31,413
Stericycle, Inc. (a)(b)	305	24,681
Waste Connections, Inc. (a)	403	11,095
Waste Management, Inc. (a)	1,522	56,116

		223,764

COMMUNICATIONS EQUIPMENT — 2.0%
Brocade Communications Systems, Inc. (b)	1,177	6,226
Cisco Systems, Inc. (b)	18,377	371,767
F5 Networks, Inc. (a)(b)	224	29,156
Harris Corp. (a)	462	20,929
Juniper Networks, Inc. (a)(b)	1,796	66,308
Motorola, Inc. (b)	7,169	65,023
QUALCOMM, Inc.	5,296	262,099
Tellabs, Inc.	1,059	7,180

		828,688

COMPUTERS & PERIPHERALS — 4.1%
Apple, Inc. (b)	3,032	978,002
Dell, Inc. (b)	5,862	79,430
EMC Corp. (b)	6,730	154,117
Hewlett-Packard Co.	7,517	316,466
NCR Corp. (a)(b)	566	8,700
NetApp, Inc. (a)(b)	1,110	61,006
SanDisk Corp. (b)	769	38,342
Seagate Technology (b)	1,640	24,649
Teradata Corp. (b)	615	25,313
Western Digital Corp. (b)	741	25,120

		1,711,145

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (b)	326	9,118
Fluor Corp.	614	40,684
Foster Wheeler AG (a)(b)	300	10,356
Jacobs Engineering Group, Inc. (b)	417	19,119
KBR, Inc.	559	17,033
Quanta Services, Inc. (b)	659	13,127
The Shaw Group, Inc. (b)	349	11,946
URS Corp. (b)	288	11,984

		133,367

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (a)	137	12,637
Vulcan Materials Co. (a)	391	17,345

		29,982

CONSUMER FINANCE — 0.7%
American Express Co.	3,578	153,568
Capital One Financial Corp.	1,498	63,755
Discover Financial Services	1,851	34,299
SLM Corp. (b)	1,587	19,980

		271,602

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	222	10,560
Ball Corp.	320	21,776
Bemis Co., Inc.	345	11,268
Crown Holdings, Inc. (b)	545	18,192
Owens-Illinois, Inc. (b)	583	17,898
Sealed Air Corp. (a)	545	13,870
Smurfit-Stone Container Corp. (b)	168	4,301
Sonoco Products Co.	334	11,246

		109,111

DISTRIBUTORS — 0.1%
Genuine Parts Co.	552	28,340

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (b)	452	17,850
DeVry, Inc.	210	10,076
H&R Block, Inc. (a)	1,152	13,720
Strayer Education, Inc.	47	7,154
Weight Watchers International, Inc. (a)	129	4,836

		53,636

DIVERSIFIED FINANCIAL SERVICES — 4.0%
Bank of America Corp.	32,927	439,246
CBOE Holdings, Inc.	39	892
CIT Group, Inc. (b)	607	28,590
Citigroup, Inc. (b)	96,266	455,338

See accompanying notes to financial statements.

13

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

CME Group, Inc. (a)	226	$72,716
Intercontinental Exchange, Inc. (b)	246	29,311
JPMorgan Chase & Co.	12,955	549,551
Leucadia National Corp. (a)	568	16,574
Moody’s Corp. (a)	656	17,410
MSCI, Inc. (Class A) (b)	397	15,467
NYSE Euronext (a)	879	26,352
The NASDAQ OMX Group, Inc. (b)	534	12,661

		1,664,108

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	19,757	580,461
CenturyLink, Inc. (a)	1,015	46,863
Frontier Communications Corp. (a)	3,380	32,887
Qwest Communications International, Inc.	4,856	36,954
Verizon Communications, Inc.	9,327	333,720
Windstream Corp. (a)	1,508	21,021

		1,051,906

ELECTRIC UTILITIES — 0.1%
DPL, Inc. (a)	383	9,847
ITC Holdings Corp. (a)	167	10,351
Westar Energy, Inc. (a)	366	9,208

		29,406

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc. (a)	536	21,018
Babcock & Wilcox Co. (a)(b)	387	9,903
Cooper Industries PLC	500	29,145
Emerson Electric Co.	2,505	143,211
Hubbell, Inc. (Class B)	182	10,944
Rockwell Automation, Inc.	427	30,620
Roper Industries, Inc. (a)	302	23,082

		267,923

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilent Technologies, Inc. (b)	1,219	50,503
Amphenol Corp. (Class A) (a)	603	31,826
Arrow Electronics, Inc. (b)	410	14,042
Avnet, Inc. (b)	500	16,515
Corning, Inc.	5,097	98,474
Dolby Laboratories, Inc. (Class A) (a)(b)	180	12,006
FLIR Systems, Inc. (a)(b)	470	13,983
Ingram Micro, Inc. (Class A) (b)	468	8,934
Itron, Inc. (b)	104	5,767
Jabil Circuit, Inc.	544	10,929
Mettler-Toledo International, Inc. (b)	112	16,936
Molex, Inc. (a)	452	10,269
Trimble Navigation, Ltd. (a)(b)	433	17,290
Tyco Electronics, Ltd.	1,400	49,560

		357,034

ENERGY EQUIPMENT & SERVICES — 2.3%
Baker Hughes, Inc.	1,449	82,839
Cameron International Corp. (b)	816	41,396
Diamond Offshore Drilling, Inc. (a)	224	14,979
FMC Technologies, Inc. (b)	398	35,386
Halliburton Co.	3,036	123,960
Helmerich & Payne, Inc. (a)	317	15,368
Nabors Industries, Ltd. (b)	970	22,756
National-Oilwell Varco, Inc.	1,390	93,477
Noble Corp. (a)	800	28,616
Oceaneering International, Inc. (b)	152	11,192
Patterson-UTI Energy, Inc. (a)	530	11,422
Pride International, Inc. (b)	599	19,767
Rowan Cos., Inc. (a)(b)	372	12,987
Schlumberger, Ltd.	4,507	376,334
Tidewater, Inc. (a)	178	9,584
Weatherford International, Ltd. (b)	2,400	54,720

		954,783

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,458	105,282
CVS Caremark Corp.	4,569	158,864
Safeway, Inc. (a)	1,279	28,765
SUPERVALU, Inc. (a)	723	6,963
Sysco Corp. (a)	2,003	58,888
The Kroger Co.	2,087	46,665
Wal-Mart Stores, Inc.	6,715	362,140
Walgreen Co.	3,164	123,269
Whole Foods Market, Inc. (a)(b)	384	19,427

		910,263

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	1,994	59,979
Bunge, Ltd.	514	33,677
Campbell Soup Co. (a)	690	23,977
ConAgra Foods, Inc.	1,543	34,841
Flowers Foods, Inc. (a)	290	7,804
General Mills, Inc.	2,008	71,465
Green Mountain Coffee Roasters, Inc. (a)(b)	319	10,482
H.J. Heinz Co. (a)	1,066	52,724
Hormel Foods Corp.	252	12,918
Kellogg Co. (a)	813	41,528
Kraft Foods, Inc. (Class A) (a)	5,371	169,240
McCormick & Co., Inc. (a)	392	18,240
Mead Johnson Nutrition Co.	633	39,404
Ralcorp Holdings, Inc. (a)(b)	195	12,677
Sara Lee Corp.	2,038	35,685
Smithfield Foods, Inc. (a)(b)	439	9,057
The Hershey Co. (a)	553	26,074
The J.M. Smucker Co.	404	26,523
Tyson Foods, Inc. (Class A)	991	17,065

		703,360

GAS UTILITIES — 0.1%
AGL Resources, Inc.	263	9,429
Atmos Energy Corp. (a)	310	9,672
Energen Corp.	214	10,328
Questar Corp. (a)	589	10,254
UGI Corp.	364	11,495

		51,178

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Alere, Inc. (a)(b)	258	9,443
Baxter International, Inc.	1,991	100,784
Beckman Coulter, Inc.	199	14,971
Becton, Dickinson & Co. (a)	673	56,882

See accompanying notes to financial statements.

14

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Boston Scientific Corp. (a)(b)	5,012	$37,941
C.R. Bard, Inc. (a)	340	31,202
CareFusion Corp. (b)	605	15,548
Covidien PLC	1,600	73,056
DENTSPLY International, Inc. (a)	463	15,821
Edwards Lifesciences Corp. (b)	383	30,962
Gen-Probe, Inc. (a)(b)	186	10,853
Hologic, Inc. (a)(b)	859	16,166
Hospira, Inc. (b)	542	30,184
IDEXX Laboratories, Inc. (a)(b)	208	14,398
Intuitive Surgical, Inc. (a)(b)	128	32,992
Kinetic Concepts, Inc. (a)(b)	167	6,994
Medtronic, Inc.	3,573	132,523
ResMed, Inc. (a)(b)	512	17,736
St. Jude Medical, Inc. (b)	1,078	46,084
Stryker Corp. (a)	1,034	55,526
Teleflex, Inc. (a)	135	7,264
Varian Medical Systems, Inc. (a)(b)	429	29,721
Zimmer Holdings, Inc. (b)	681	36,556

		823,607

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.	1,392	42,470
AmerisourceBergen Corp.	951	32,448
Cardinal Health, Inc.	1,207	46,240
CIGNA Corp.	937	34,351
Community Health Systems, Inc. (b)	317	11,846
Coventry Health Care, Inc. (b)	505	13,332
DaVita, Inc. (b)	363	25,225
Express Scripts, Inc. (Class A) (b)	1,639	88,588
Henry Schein, Inc. (a)(b)	316	19,399
Humana, Inc. (b)	580	31,749
Laboratory Corp. of America Holdings (a)(b)	365	32,091
Lincare Holdings, Inc. (a)	373	10,008
McKesson Corp.	835	58,767
Medco Health Solutions, Inc. (b)	1,409	86,330
Omnicare, Inc.	360	9,140
Patterson Cos., Inc. (a)	338	10,353
Quest Diagnostics, Inc. (a)	493	26,607
UnitedHealth Group, Inc.	3,734	134,835
Universal Health Services, Inc. (Class B)	314	13,634
WellPoint, Inc. (b)	1,334	75,851

		803,264

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)(b)	215	20,369

HOTELS, RESTAURANTS & LEISURE — 1.9%
Carnival Corp.	1,344	61,972
Chipotle Mexican Grill, Inc. (a)(b)	106	22,542
Darden Restaurants, Inc. (a)	514	23,870
Hyatt Hotels Corp. (Class A) (b)	131	5,995
International Game Technology (a)	1,019	18,026
Las Vegas Sands Corp. (b)	1,450	66,627
Marriott International, Inc. (Class A) (a)	1,046	43,451
McDonald’s Corp.	3,555	272,882
MGM MIRAGE, Inc. (a)(b)	839	12,459
Penn National Gaming, Inc. (a)(b)	296	10,404
Royal Caribbean Cruises, Ltd. (b)	468	21,996
Starbucks Corp.	2,488	79,939
Starwood Hotels & Resorts Worldwide, Inc. (a)	579	35,192
Wyndham Worldwide Corp.	527	15,789
Wynn Resorts, Ltd.	242	25,129
Yum! Brands, Inc.	1,573	77,156

		793,429

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	930	11,095
Fortune Brands, Inc.	520	31,330
Garmin, Ltd. (a)	417	12,923
Harman International Industries, Inc. (b)	180	8,334
Leggett & Platt, Inc.	546	12,427
Lennar Corp. (Class A)	393	7,369
Mohawk Industries, Inc. (b)	183	10,387
Newell Rubbermaid, Inc.	939	17,071
NVR, Inc. (b)	22	15,202
Pulte Group, Inc. (a)(b)	1,089	8,189
Stanley Black & Decker, Inc.	538	35,976
Toll Brothers, Inc. (a)(b)	457	8,683
Whirlpool Corp. (a)	252	22,385

		201,371

HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc. (a)	236	16,289
Colgate-Palmolive Co.	1,557	125,136
Energizer Holdings, Inc. (b)	181	13,195
Kimberly-Clark Corp.	1,309	82,519
Procter & Gamble Co.	9,305	598,591
The Clorox Co.	472	29,868

		865,598

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	2,194	189,342
General Electric Co.	35,395	647,374
McDermott International, Inc. (b)	775	16,035
Textron, Inc. (a)	815	19,267
Tyco International, Ltd.	1,600	66,304

		938,322

INSURANCE — 4.1%
ACE, Ltd.	1,100	68,475
AFLAC, Inc.	1,585	89,441
Alleghany Corp. (b)	15	4,595
Allied World Assurance Company Holdings, Ltd. (a)	115	6,836
American Financial Group, Inc.	262	8,460
American International Group, Inc. (a)(b)	400	23,048
American National Insurance Co.	33	2,825
AON Corp.	990	45,550
Arch Capital Group, Ltd. (b)	169	14,880
Assurant, Inc.	403	15,524
Assured Guaranty, Ltd. (a)	476	8,425
Axis Capital Holdings, Ltd.	381	13,670
Berkshire Hathaway, Inc. (Class B) (b)	6,341	507,977
Brown & Brown, Inc.	384	9,193

See accompanying notes to financial statements.

15

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Chubb Corp. (a)	1,025	$61,131
Cincinnati Financial Corp. (a)	513	16,257
CNA Financial Corp. (b)	92	2,489
Everest Re Group, Ltd.	199	16,879
Fidelity National Financial, Inc. (Class A) (a)	684	9,357
Genworth Financial, Inc. (Class A) (b)	1,729	22,719
Hartford Financial Services Group, Inc. (a)	1,467	38,861
HCC Insurance Holdings, Inc.	393	11,373
Lincoln National Corp.	1,033	28,728
Loews Corp.	1,111	43,229
Markel Corp. (a)(b)	32	12,100
Marsh & McLennan Cos., Inc.	1,737	47,490
MetLife, Inc.	2,343	104,123
Old Republic International Corp. (a)	788	10,740
PartnerRe, Ltd.	242	19,445
Principal Financial Group, Inc. (a)	1,057	34,416
Prudential Financial, Inc.	1,514	88,887
Reinsurance Group of America, Inc. (a)	246	13,213
RenaissanceRe Holdings, Ltd.	207	13,184
The Allstate Corp.	1,645	52,443
The Hanover Insurance Group, Inc.	180	8,410
The Progressive Corp.	2,156	42,840
The Travelers Cos., Inc.	1,480	82,451
Torchmark Corp. (a)	300	17,922
Transatlantic Holdings, Inc.	179	9,240
Unum Group (a)	1,125	27,247
Validus Holdings, Ltd. (a)	228	6,979
W.R. Berkley Corp. (a)	489	13,389
Wesco Financial Corp.	4	1,474
White Mountains Insurance Group, Ltd.	28	9,397
XL Group PLC	1,070	23,347

		1,708,659

INTERNET & CATALOG RETAIL — 0.8%
Amazon.com, Inc. (b)	1,148	206,640
Expedia, Inc. (a)	703	17,638
Liberty Media Corp. — Interactive (Class A) (b)	2,084	32,865
Netflix, Inc. (a)(b)	155	27,233
Priceline.com, Inc. (b)	161	64,328

		348,704

INTERNET SOFTWARE & SERVICES — 1.7%
Akamai Technologies, Inc. (b)	566	26,630
AOL, Inc. (a)(b)	364	8,630
eBay, Inc. (b)	3,729	103,778
Equinix, Inc. (a)(b)	106	8,614
Google, Inc. (Class A) (b)	768	456,169
IAC/InterActive Corp. (b)	277	7,950
VeriSign, Inc.	659	21,530
Yahoo!, Inc. (a)(b)	4,195	69,763

		703,064

IT SERVICES — 3.1%
Accenture PLC (Class A)	2,100	101,829
Alliance Data Systems Corp. (a)(b)	176	12,501
Automatic Data Processing, Inc. (a)	1,636	75,714
Broadridge Financial Solutions, Inc.	487	10,680
Cognizant Technology Solutions Corp. (Class A) (b)	977	71,604
Computer Sciences Corp.	515	25,544
CoreLogic, Inc.	308	5,704
DST Systems, Inc.	141	6,253
Fidelity National Information Services, Inc.	737	20,186
Fiserv, Inc. (a)(b)	462	27,055
Genpact, Ltd. (b)	211	3,207
Global Payments, Inc. (a)	270	12,477
International Business Machines Corp.	4,092	600,542
Lender Processing Services, Inc. (a)	321	9,476
Mastercard, Inc. (Class A)	328	73,508
Paychex, Inc. (a)	1,105	34,156
SAIC, Inc. (b)	1,209	19,175
The Western Union Co.	2,154	40,000
Total System Services, Inc. (a)	682	10,489
Visa, Inc. (Class A) (a)	1,657	116,620

		1,276,720

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	435	20,523
Mattel, Inc.	1,220	31,025

		51,548

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Charles River Laboratories International, Inc. (a)(b)	240	8,530
Covance, Inc. (a)(b)	222	11,413
Illumina, Inc. (a)(b)	419	26,539
Life Technologies Corp. (b)	580	32,190
PerkinElmer, Inc.	408	10,534
Pharmaceutical Product Development, Inc.	346	9,390
Techne Corp. (a)	127	8,340
Thermo Fisher Scientific, Inc. (b)	1,324	73,297
Waters Corp. (b)	339	26,344

		206,577

MACHINERY — 2.3%
AGCO Corp. (a)(b)	305	15,451
Bucyrus International, Inc. (a)	216	19,310
Caterpillar, Inc.	1,887	176,737
Cummins, Inc.	590	64,906
Danaher Corp.	1,673	78,916
Deere & Co.	1,397	116,021
Donaldson Co., Inc. (a)	231	13,463
Dover Corp.	643	37,583
Eaton Corp.	559	56,744
Flowserve Corp.	196	23,367
Illinois Tool Works, Inc. (a)	1,401	74,813
Ingersoll-Rand PLC (a)	1,000	47,090
Joy Global, Inc.	364	31,577
Lincoln Electric Holdings, Inc.	139	9,073
Navistar International Corp. (b)	219	12,682
Oshkosh Corp. (a)(b)	241	8,493
PACCAR, Inc. (a)	1,170	67,181

See accompanying notes to financial statements.

16

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Pall Corp.	409	$20,278
Parker-Hannifin Corp.	545	47,034
Pentair, Inc.	331	12,085
SPX Corp.	186	13,297
The Timken Co.	200	9,546

		955,647

MEDIA — 3.1%
Cablevision Systems Corp. (Class A)	776	26,260
CBS Corp.	2,078	39,586
Clear Channel Outdoor Holdings, Inc. (Class A) (b)	137	1,923
Comcast Corp. (Class A)	9,338	205,156
DIRECTV (Class A) (b)	2,773	110,726
Discovery Communications, Inc. (Series A) (a)(b)	954	39,782
DISH Network Corp. (Class A) (b)	723	14,214
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	184	5,422
Gannett Co., Inc. (a)	652	9,839
John Wiley & Sons, Inc. (Class A)	171	7,736
Liberty Global, Inc. (Series A) (a)(b)	839	29,684
Liberty Media — Starz (Series A) (b)	175	11,634
Liberty Media Corp. — Capital (Class A) (a)(b)	200	12,512
News Corp. (Class A)	7,881	114,747
Omnicom Group, Inc.	1,056	48,365
Scripps Networks Interactive (Class A)	277	14,335
Sirius XM Radio, Inc. (a)(b)	11,977	19,642
The Interpublic Group of Cos., Inc. (a)(b)	1,654	17,565
The McGraw-Hill Cos., Inc. (a)	1,097	39,942
The Walt Disney Co.	5,874	220,334
The Washington Post Co. (Class B) (a)	20	8,790
Time Warner Cable, Inc.	1,171	77,321
Time Warner, Inc.	3,747	120,541
Viacom, Inc. (Class B)	1,825	72,288
Virgin Media, Inc. (a)	1,007	27,431

		1,295,775

METALS & MINING — 1.3%
Alcoa, Inc.	3,270	50,325
Allegheny Technologies, Inc. (a)	320	17,658
Cliffs Natural Resources, Inc. (a)	452	35,261
Freeport-McMoRan Copper & Gold, Inc.	1,514	181,816
Newmont Mining Corp.	1,615	99,210
Nucor Corp. (a)	977	42,812
Reliance Steel & Aluminum Co.	221	11,293
Southern Copper Corp.	762	37,140
Steel Dynamics, Inc. (a)	620	11,346
Titanium Metals Corp. (a)(b)	200	3,436
United States Steel Corp.	481	28,100
Walter Energy, Inc.	179	22,883

		541,280

MULTI-UTILITIES — 3.6%
Allegheny Energy, Inc.	575	13,938
Alliant Energy Corp.	378	13,899
Ameren Corp.	693	19,536
American Electric Power Co., Inc.	1,620	58,288
American Water Works Co., Inc.	564	14,263
Aqua America, Inc.	454	10,206
Calpine Corp. (a)(b)	1,216	16,221
CenterPoint Energy, Inc.	1,200	18,864
CMS Energy Corp.	749	13,931
Consolidated Edison, Inc. (a)	924	45,803
Constellation Energy Group, Inc.	607	18,592
Dominion Resources, Inc.	1,960	83,731
DTE Energy Co.	559	25,334
Duke Energy Corp.	4,416	78,649
Edison International (a)	1,022	39,449
El Paso Corp.	2,410	33,162
Entergy Corp.	642	45,473
Exelon Corp. (a)	2,170	90,359
FirstEnergy Corp. (a)	1,033	38,242
Integrys Energy Group, Inc. (a)	263	12,758
MDU Resources Group, Inc.	570	11,554
National Fuel Gas Co.	229	15,027
NextEra Energy, Inc.	1,374	71,434
NiSource, Inc.	921	16,228
Northeast Utilities	629	20,052
NRG Energy, Inc. (a)(b)	885	17,293
NSTAR (a)	361	15,230
NV Energy, Inc.	795	11,170
OGE Energy Corp.	321	14,618
Oneok, Inc.	336	18,638
Pepco Holdings, Inc.	732	13,359
PG&E Corp.	1,239	59,274
Pinnacle West Capital Corp.	345	14,300
PPL Corp.	1,665	43,823
Progress Energy, Inc.	984	42,784
Public Service Enterprise Group, Inc.	1,728	54,968
SCANA Corp. (a)	376	15,266
Sempra Energy	767	40,252
Southern Co.	2,699	103,183
Spectra Energy Corp.	2,226	55,628
TECO Energy, Inc. (a)	679	12,086
The AES Corp. (b)	2,570	31,303
The Williams Cos., Inc.	1,970	48,698
Vectren Corp.	276	7,005
Wisconsin Energy Corp.	401	23,603
Xcel Energy, Inc.	1,520	35,796

		1,503,270

MULTILINE RETAIL — 0.8%
Dollar General Corp. (b)	117	3,588
Dollar Tree, Inc. (b)	464	26,021
Family Dollar Stores, Inc.	450	22,370
J.C. Penney Co., Inc. (a)	660	21,325
Kohl’s Corp. (b)	976	53,036
Macy’s, Inc.	1,422	35,977
Nordstrom, Inc. (a)	580	24,580
Sears Holdings Corp. (a)(b)	144	10,620
Target Corp.	2,119	127,415

		324,932

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	4,507	51,921

See accompanying notes to financial statements.

17

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 9.1%
Alpha Natural Resources, Inc. (b)	354	$21,251
Anadarko Petroleum Corp.	1,629	124,065
Apache Corp.	1,168	139,261
Arch Coal, Inc. (a)	468	16,408
Cabot Oil & Gas Corp.	364	13,777
Chesapeake Energy Corp. (a)	2,223	57,598
Chevron Corp.	6,651	606,904
Cimarex Energy Co. (a)	275	24,346
Cobalt International Energy, Inc. (a)(b)	316	3,858
Concho Resources, Inc. (b)	300	26,301
ConocoPhillips	4,608	313,805
Consol Energy, Inc.	804	39,187
Continental Resources, Inc. (a)(b)	115	6,768
Denbury Resources, Inc. (b)	1,302	24,855
Devon Energy Corp.	1,323	103,869
EOG Resources, Inc.	832	76,053
EQT Corp.	437	19,595
EXCO Resources, Inc. (a)	583	11,322
Exxon Mobil Corp.	16,735	1,223,663
Forest Oil Corp. (a)(b)	380	14,429
Hess Corp.	1,006	76,999
Marathon Oil Corp.	2,412	89,316
Massey Energy Co. (a)	341	18,295
Murphy Oil Corp.	642	47,861
Newfield Exploration Co. (b)	441	31,800
Noble Energy, Inc.	579	49,840
Occidental Petroleum Corp.	2,691	263,987
Peabody Energy Corp.	921	58,926
Petrohawk Energy Corp. (b)	1,008	18,396
Pioneer Natural Resources Co. (a)	311	27,001
Plains Exploration & Production Co. (b)	434	13,949
QEP Resources, Inc.	589	21,387
Quicksilver Resources, Inc. (a)(b)	378	5,572
Range Resources Corp. (a)	526	23,659
Southern Union Co.	361	8,689
Southwestern Energy Co. (b)	1,166	43,643
Sunoco, Inc.	407	16,406
Ultra Petroleum Corp. (a)(b)	514	24,554
Valero Energy Corp.	1,809	41,824
Whiting Petroleum Corp. (b)	170	19,922

		3,769,341

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co.	1,308	35,630
MeadWestvaco Corp.	567	14,832
Weyerhaeuser Co. (a)	1,759	33,298

		83,760

PERSONAL PRODUCTS — 0.2%
Alberto-Culver Co.	296	10,964
Avon Products, Inc.	1,459	42,399
Herbalife, Ltd.	200	13,674
The Estee Lauder Cos., Inc. (Class A) (a)	402	32,441

		99,478

PHARMACEUTICALS — 5.1%
Abbott Laboratories	5,124	245,491
Allergan, Inc.	1,056	72,515
Bristol-Myers Squibb Co.	5,700	150,936
Eli Lilly & Co.	3,311	116,017
Endo Pharmaceuticals Holdings, Inc. (b)	351	12,534
Forest Laboratories, Inc. (b)	956	30,573
Johnson & Johnson	9,149	565,866
King Pharmaceuticals, Inc. (b)	831	11,676
Merck & Co., Inc.	10,206	367,824
Mylan, Inc. (b)	1,428	30,174
Perrigo Co. (a)	291	18,429
Pfizer, Inc.	26,709	467,675
Warner Chilcott PLC	300	6,768
Watson Pharmaceuticals, Inc. (b)	350	18,077

		2,114,555

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	437	15,557
IHS, Inc. (Class A) (a)(b)	160	12,862
Manpower, Inc. (a)	262	16,443
Robert Half International, Inc. (a)	573	17,534
The Dun & Bradstreet Corp.	182	14,940
Towers Watson & Co. (Class A) (a)	143	7,445
Verisk Analytics, Inc. (Class A) (b)	281	9,577

		94,358

REAL ESTATE INVESTMENT TRUSTS — 1.8%
AMB Property Corp. (a)	526	16,679
Annaly Capital Management, Inc. (a)	2,112	37,847
AvalonBay Communities, Inc. (a)	268	30,163
Boston Properties, Inc. (a)	489	42,103
Digital Realty Trust, Inc. (a)	332	17,111
Equity Residential (a)	927	48,158
Federal Realty Investment Trust	193	15,041
General Growth Properties, Inc. (b)	1,300	20,124
HCP, Inc.	1,218	44,810
Health Care REIT, Inc.	463	22,057
Host Hotels & Resorts, Inc.	2,135	38,152
Kimco Realty Corp. (a)	1,385	24,985
Liberty Property Trust (a)	320	10,214
Nationwide Health Properties, Inc.	336	12,224
Piedmont Office Realty Trust, Inc. (Class A) (a)	200	4,028
Plum Creek Timber Co., Inc. (a)	587	21,983
ProLogis	1,520	21,949
Public Storage	435	44,118
Rayonier, Inc.	265	13,918
Realty Income Corp. (a)	352	12,038
Regency Centers Corp. (a)	317	13,390
Simon Property Group, Inc.	974	96,903
SL Green Realty Corp. (a)	217	14,650
The Macerich Co.	451	21,364
UDR, Inc. (a)	500	11,760
Ventas, Inc. (a)	576	30,229
Vornado Realty Trust	605	50,415

		736,413

See accompanying notes to financial statements.

18

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Properties Corp.	941	$16,496
CB Richard Ellis Group, Inc. (Class A) (b)	859	17,592
The St. Joe Co. (a)(b)	310	6,774

		40,862

ROAD & RAIL — 0.9%
CSX Corp.	1,264	81,667
Hertz Global Holdings, Inc. (a)(b)	799	11,577
J.B. Hunt Transport Services, Inc.	292	11,917
Kansas City Southern (b)	305	14,597
Norfolk Southern Corp.	1,246	78,274
Ryder Systems, Inc.	198	10,423
Union Pacific Corp.	1,606	148,812

		357,267

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Micro Devices, Inc. (a)(b)	1,879	15,370
Altera Corp.	1,020	36,292
Analog Devices, Inc.	994	37,444
Applied Materials, Inc.	4,559	64,054
Broadcom Corp. (Class A)	1,438	62,625
Cree, Inc. (b)	361	23,786
First Solar, Inc. (a)(b)	153	19,911
Intel Corp.	18,469	388,403
KLA-Tencor Corp.	590	22,798
Lam Research Corp. (b)	435	22,524
Linear Technology Corp. (a)	699	24,178
LSI Corp. (b)	2,183	13,076
Marvell Technology Group, Ltd. (b)	1,631	30,255
Maxim Integrated Products, Inc.	1,102	26,029
MEMC Electronic Materials, Inc. (b)	771	8,682
Microchip Technology, Inc. (a)	625	21,381
Micron Technology, Inc. (a)(b)	3,003	24,084
National Semiconductor Corp.	776	10,678
NVIDIA Corp. (b)	1,809	27,859
ON Semiconductor Corp. (b)	1,362	13,457
Texas Instruments, Inc.	4,024	130,780
Xilinx, Inc. (a)	941	27,270

		1,050,936

SOFTWARE — 3.9%
Activision Blizzard, Inc.	2,028	25,228
Adobe Systems, Inc. (b)	1,781	54,819
Ansys, Inc. (a)(b)	309	16,090
Autodesk, Inc. (b)	773	29,529
BMC Software, Inc. (b)	629	29,651
CA, Inc. (a)	1,394	34,070
Citrix Systems, Inc. (b)	615	42,072
Electronic Arts, Inc. (a)(b)	1,085	17,772
Factset Research Systems, Inc. (a)	151	14,158
Intuit, Inc. (a)(b)	1,013	49,941
McAfee, Inc. (b)	517	23,942
Microsoft Corp.	25,310	706,655
Nuance Communications, Inc. (b)	726	13,199
Oracle Corp.	12,653	396,039
Red Hat, Inc. (b)	648	29,581
Rovi Corp. (a)(b)	300	18,603
Salesforce.com, Inc. (b)	347	45,804
Symantec Corp. (b)	2,619	43,842
Synopsys, Inc. (b)	478	12,863
VMware, Inc. (Class A) (a)(b)	164	14,581

		1,618,439

SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. (Class A)	292	16,828
Advance Auto Parts, Inc.	320	21,168
American Eagle Outfitters, Inc.	611	8,939
AutoNation, Inc. (a)(b)	228	6,430
AutoZone, Inc. (a)(b)	87	23,715
Bed Bath & Beyond, Inc. (b)	891	43,793
Best Buy Co., Inc. (a)	1,136	38,953
CarMax, Inc. (a)(b)	673	21,455
GameStop Corp. (Class A) (a)(b)	505	11,554
Guess ?, Inc.	213	10,079
Limited Brands, Inc.	831	25,537
Lowe’s Cos., Inc.	4,567	114,540
O’Reilly Automotive, Inc. (a)(b)	459	27,733
PetSmart, Inc.	441	17,561
Ross Stores, Inc.	400	25,300
Staples, Inc.	2,406	54,785
The Gap, Inc.	1,201	26,590
The Home Depot, Inc.	5,431	190,411
The Sherwin-Williams Co.	301	25,209
The TJX Cos., Inc.	1,329	58,994
Tiffany & Co. (a)	423	26,340
Urban Outfitters, Inc. (a)(b)	385	13,787

		809,701

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Coach, Inc.	994	54,978
NIKE, Inc. (Class B) (a)	1,013	86,531
Phillips-Van Heusen Corp. (a)	200	12,602
Polo Ralph Lauren Corp. (a)	196	21,740
V.F. Corp. (a)	293	25,251

		201,102

THRIFTS & MORTGAGE FINANCE — 0.2%
Capitol Federal Financial, Inc.	562	6,694
Hudson City Bancorp, Inc. (a)	1,664	21,199
New York Community Bancorp, Inc. (a)	1,393	26,258
People’s United Financial, Inc. (a)	1,197	16,770
TFS Financial Corp. (a)	321	2,895

		73,816

TOBACCO — 1.5%
Altria Group, Inc.	6,979	171,823
Lorillard, Inc. (a)	477	39,143
Philip Morris International, Inc.	6,046	353,872
Reynolds American, Inc.	1,144	37,317

		602,155

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (a)	488	29,236
MSC Industrial Direct Co., Inc. (Class A) (a)	147	9,510
W.W. Grainger, Inc. (a)	193	26,655

		65,401

See accompanying notes to financial statements.

19

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
American Tower Corp. (Class A) (b)	1,341	$69,249
Clearwire Corp. (Class A) (a)(b)	368	1,895
Crown Castle International Corp. (b)	820	35,941
MetroPCS Communications, Inc. (a)(b)	832	10,508
NII Holdings, Inc. (b)	564	25,188
SBA Communications Corp. (Class A) (a)(b)	394	16,130
Sprint Nextel Corp. (b)	9,633	40,748
Telephone & Data Systems, Inc.	354	12,939
US Cellular Corp. (b)	56	2,797

		215,395

TOTAL COMMON STOCKS —
(Cost $32,504,055)		41,235,780

SHORT TERM INVESTMENTS — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,000,511	3,000,511
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	16,977	16,977

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,017,488)		3,017,488

TOTAL INVESTMENTS — 107.2% (g)
(Cost $35,521,543)		44,253,268
OTHER ASSETS & LIABILITIES — (7.2)%		(2,963,539)

NET ASSETS — 100.0%		$41,289,729

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

20

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 2.9%
Boeing Co.	14,300	$933,218
General Dynamics Corp.	6,900	489,624
Goodrich Corp.	3,983	350,783
Honeywell International, Inc.	16,200	861,192
ITT Corp.	3,149	164,094
Precision Castparts Corp.	4,660	648,719
Raytheon Co.	5,700	264,138
Rockwell Collins, Inc.	5,038	293,514
United Technologies Corp.	19,500	1,535,040

		5,540,322

AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	5,307	425,568
Expeditors International Washington, Inc.	3,821	208,627
United Parcel Service, Inc. (Class B)	16,700	1,212,086

		1,846,281

AIRLINES — 0.1%
Southwest Airlines Co.	12,400	160,952

AUTOMOBILES — 0.7%
Ford Motor Co. (a)	71,900	1,207,201
Harley-Davidson, Inc.	3,400	117,878

		1,325,079

BEVERAGES — 4.8%
Brown-Forman Corp. (Class B)	3,444	239,771
Coca-Cola Enterprises, Inc.	11,000	275,330
Dr. Pepper Snapple Group, Inc.	7,400	260,184
PepsiCo, Inc.	51,538	3,366,978
The Coca-Cola Co.	75,500	4,965,635

		9,107,898

BIOTECHNOLOGY — 2.1%
Amgen, Inc. (a)	16,566	909,473
Biogen Idec, Inc. (a)	7,767	520,777
Celgene Corp. (a)	15,325	906,321
Cephalon, Inc. (a)(b)	958	59,128
Genzyme Corp. (a)	8,448	601,498
Gilead Sciences, Inc. (a)	26,568	962,824

		3,960,021

CAPITAL MARKETS — 1.1%
Ameriprise Financial, Inc.	8,100	466,155
Federated Investors, Inc. (Class B) (b)	1,900	49,723
Franklin Resources, Inc.	3,073	341,748
Invesco, Ltd.	7,100	170,826
Janus Capital Group, Inc.	2,900	37,613
Northern Trust Corp.	2,707	149,995
T. Rowe Price Group, Inc.	8,258	532,971
The Charles Schwab Corp.	14,540	248,780

		1,997,811

CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	3,800	345,610
Airgas, Inc.	1,631	101,872
CF Industries Holdings, Inc.	2,236	302,195
E. I. du Pont de Nemours & Co.	17,500	872,900
Eastman Chemical Co. (b)	1,200	100,896
Ecolab, Inc.	7,351	370,638
FMC Corp.	2,282	182,309
International Flavors & Fragrances, Inc.	2,600	144,534
Monsanto Co.	9,588	667,708
PPG Industries, Inc.	3,200	269,024
Praxair, Inc.	9,969	951,741
Sigma-Aldrich Corp.	3,923	261,115

		4,570,542

COMMERCIAL BANKS — 1.4%
Huntington Bancshares, Inc.	7,200	49,464
Keycorp	6,000	53,100
Wells Fargo & Co.	83,600	2,590,764

		2,693,328

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Avery Dennison Corp.	1,300	55,042
Iron Mountain, Inc. (b)	3,483	87,110
Republic Services, Inc.	5,503	164,319
Stericycle, Inc. (a)	2,750	222,530
Waste Management, Inc. (b)	6,000	221,220

		750,221

COMMUNICATIONS EQUIPMENT — 3.1%
Cisco Systems, Inc. (a)	102,761	2,078,855
F5 Networks, Inc. (a)	2,647	344,533
Harris Corp.	2,343	106,138
JDS Uniphase Corp. (a)	7,200	104,256
Juniper Networks, Inc. (a)	16,755	618,595
QUALCOMM, Inc.	52,576	2,601,986

		5,854,363

COMPUTERS & PERIPHERALS — 7.5%
Apple, Inc. (a)	29,771	9,602,934
EMC Corp. (a)	66,992	1,534,117
Hewlett-Packard Co.	39,833	1,676,969
NetApp, Inc. (a)	11,719	644,076
QLogic Corp. (a)	3,400	57,868
SanDisk Corp. (a)	7,432	370,560
Teradata Corp. (a)	5,327	219,259
Western Digital Corp. (a)	7,318	248,080

		14,353,863

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	3,265	216,339

CONSUMER FINANCE — 0.4%
American Express Co.	18,700	802,604

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	2,901	197,413

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (a)	4,159	164,239
DeVry, Inc.	1,996	95,768

		260,007

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Intercontinental Exchange, Inc. (a)	2,305	274,641
Leucadia National Corp.	3,886	113,393

See accompanying notes to financial statements.

21

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Moody’s Corp. (b)	3,589	$95,252

		483,286

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	80,700	2,370,966
CenturyLink, Inc.	4,900	226,233
Frontier Communications Corp.	15,200	147,896
Qwest Communications International, Inc.	56,700	431,487
Verizon Communications, Inc.	36,800	1,316,704
Windstream Corp. (b)	9,400	131,036

		4,624,322

ELECTRICAL EQUIPMENT — 0.7%
Emerson Electric Co.	13,465	769,794
Rockwell Automation, Inc.	4,600	329,866
Roper Industries, Inc. (b)	2,987	228,296

		1,327,956

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Agilent Technologies, Inc. (a)	11,028	456,890
Amphenol Corp. (Class A)	5,677	299,632
Corning, Inc.	32,039	618,993
FLIR Systems, Inc. (a)(b)	5,073	150,922
Molex, Inc.	1,700	38,624

		1,565,061

ENERGY EQUIPMENT & SERVICES — 3.5%
Baker Hughes, Inc.	6,187	353,711
Cameron International Corp. (a)	7,807	396,049
Diamond Offshore Drilling, Inc.	2,101	140,494
FMC Technologies, Inc. (a)	3,842	341,592
Halliburton Co.	15,385	628,170
Helmerich & Payne, Inc.	1,916	92,888
National-Oilwell Varco, Inc.	13,673	919,509
Schlumberger, Ltd.	44,363	3,704,310

		6,576,723

FOOD & STAPLES RETAILING — 0.1%
Whole Foods Market, Inc. (a)(b)	4,796	242,630

FOOD PRODUCTS — 1.6%
Campbell Soup Co. (b)	3,300	114,675
General Mills, Inc.	13,100	466,229
H.J. Heinz Co.	6,700	331,382
Hormel Foods Corp.	1,400	71,764
Kellogg Co.	5,000	255,400
Kraft Foods, Inc. (Class A)	27,300	860,223
McCormick & Co., Inc.	2,600	120,978
Mead Johnson Nutrition Co.	6,512	405,372
Sara Lee Corp.	11,000	192,610
The Hershey Co.	3,000	141,450

		2,960,083

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Baxter International, Inc.	12,177	616,400
Becton, Dickinson & Co.	4,754	401,808
C.R. Bard, Inc.	2,955	271,180
DENTSPLY International, Inc.	2,820	96,359
Hospira, Inc. (a)	5,260	292,930
Intuitive Surgical, Inc. (a)	1,251	322,445
Medtronic, Inc.	22,508	834,822
St. Jude Medical, Inc. (a)	11,199	478,757
Stryker Corp. (b)	11,128	597,574
Varian Medical Systems, Inc. (a)	3,811	264,026
Zimmer Holdings, Inc. (a)	4,072	218,585

		4,394,886

HEALTH CARE PROVIDERS & SERVICES — 1.6%
AmerisourceBergen Corp.	4,621	157,668
CIGNA Corp.	8,800	322,608
DaVita, Inc. (a)	3,304	229,595
Express Scripts, Inc. (Class A) (a)	17,117	925,174
Laboratory Corp. of America Holdings (a)	3,292	289,432
Medco Health Solutions, Inc. (a)	13,825	847,058
Patterson Cos., Inc.	3,279	100,436
Quest Diagnostics, Inc.	2,266	122,296
Tenet Healthcare Corp. (a)	15,800	105,702

		3,099,969

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)(b)	2,229	211,175

HOTELS, RESTAURANTS & LEISURE — 3.1%
Carnival Corp.	7,100	327,381
Darden Restaurants, Inc.	4,464	207,308
International Game Technology (b)	4,187	74,068
Marriott International, Inc. (Class A)	9,391	390,102
McDonald’s Corp.	34,400	2,640,544
Starbucks Corp.	24,098	774,269
Starwood Hotels & Resorts Worldwide, Inc.	6,228	378,538
Wyndham Worldwide Corp.	5,667	169,783
Wynn Resorts, Ltd.	2,465	255,966
Yum! Brands, Inc.	15,263	748,650

		5,966,609

HOUSEHOLD DURABLES — 0.2%
Harman International Industries, Inc. (a)	1,333	61,718
Lennar Corp. (Class A)	2,600	48,750
Stanley Black & Decker, Inc.	2,700	180,549

		291,017

HOUSEHOLD PRODUCTS — 2.5%
Colgate-Palmolive Co.	15,578	1,252,004
Kimberly-Clark Corp.	8,100	510,624
Procter & Gamble Co.	43,700	2,811,221
The Clorox Co.	2,800	177,184

		4,751,033

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	12,800	1,104,640
Tyco International, Ltd.	7,500	310,800

		1,415,440

INSURANCE — 0.3%
AFLAC, Inc.	9,300	524,799

INTERNET & CATALOG RETAIL — 1.6%
Amazon.com, Inc. (a)	11,519	2,073,420
Expedia, Inc.	6,534	163,938
Netflix, Inc. (a)	1,418	249,143

See accompanying notes to financial statements.

22

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Priceline.com, Inc. (a)	1,612	$644,074

		3,130,575

INTERNET SOFTWARE & SERVICES — 3.5%
Akamai Technologies, Inc. (a)	5,748	270,443
eBay, Inc. (a)	37,278	1,037,447
Google, Inc. (Class A) (a)	8,111	4,817,691
Monster Worldwide, Inc. (a)	2,200	51,986
VeriSign, Inc. (b)	3,100	101,277
Yahoo!, Inc. (a)	19,967	332,051

		6,610,895

IT SERVICES — 5.1%
Automatic Data Processing, Inc.	10,251	474,416
Cognizant Technology Solutions Corp. (Class A) (a)	9,843	721,393
Fiserv, Inc. (a)	2,742	160,572
International Business Machines Corp.	40,400	5,929,104
Mastercard, Inc. (Class A)	3,114	697,879
Paychex, Inc.	6,000	185,460
SAIC, Inc. (a)	4,419	70,085
The Western Union Co.	20,906	388,224
Total System Services, Inc.	1,925	29,607
Visa, Inc. (Class A)	15,826	1,113,834

		9,770,574

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	4,400	207,592
Mattel, Inc.	7,400	188,182

		395,774

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Life Technologies Corp. (a)	6,122	339,771
PerkinElmer, Inc.	2,133	55,074
Thermo Fisher Scientific, Inc. (a)	7,788	431,144
Waters Corp. (a)	2,991	232,430

		1,058,419

MACHINERY — 3.1%
Caterpillar, Inc.	11,161	1,045,339
Cummins, Inc.	6,404	704,504
Danaher Corp.	10,595	499,766
Deere & Co.	13,765	1,143,183
Dover Corp.	3,291	192,359
Eaton Corp.	2,600	263,926
Flowserve Corp.	1,778	211,973
Illinois Tool Works, Inc. (b)	8,498	453,793
Ingersoll-Rand PLC	10,500	494,445
PACCAR, Inc.	5,111	293,474
Pall Corp.	3,637	180,323
Parker-Hannifin Corp.	3,100	267,530
Snap-On, Inc.	900	50,922

		5,801,537

MEDIA — 4.0%
Cablevision Systems Corp. (Class A)	7,528	254,748
Comcast Corp. (Class A)	90,705	1,992,789
DIRECTV (Class A) (a)	27,450	1,096,078
Discovery Communications, Inc. (Series A) (a)(b)	9,262	386,225
Meredith Corp. (b)	500	17,325
News Corp. (Class A)	43,100	627,536
Omnicom Group, Inc.	6,100	279,380
Scripps Networks Interactive (Class A)	2,933	151,783
The Interpublic Group of Cos., Inc. (a)	15,401	163,559
The McGraw-Hill Cos., Inc.	5,700	207,537
The Walt Disney Co.	33,300	1,249,083
Time Warner Cable, Inc.	7,499	495,159
Viacom, Inc. (Class B)	19,631	777,584

		7,698,786

METALS & MINING — 1.7%
Allegheny Technologies, Inc.	1,244	68,644
Cliffs Natural Resources, Inc.	4,325	337,393
Freeport-McMoRan Copper & Gold, Inc.	15,340	1,842,181
Newmont Mining Corp.	16,049	985,890
Titanium Metals Corp. (a)	1,277	21,939
United States Steel Corp.	1,071	62,568

		3,318,615

MULTI-UTILITIES — 0.7%
Dominion Resources, Inc.	8,100	346,032
El Paso Corp.	13,300	183,008
Southern Co.	10,600	405,238
Spectra Energy Corp.	10,500	262,395
Wisconsin Energy Corp.	1,700	100,062

		1,296,735

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)	1,400	42,644
Family Dollar Stores, Inc.	4,074	202,519
Kohl’s Corp. (a)	5,664	307,782
Macy’s, Inc.	8,500	215,050
Nordstrom, Inc.	5,384	228,174
Target Corp.	13,165	791,611

		1,787,780

OIL, GAS & CONSUMABLE FUELS — 3.4%
Anadarko Petroleum Corp.	5,773	439,671
Apache Corp.	6,100	727,303
Cabot Oil & Gas Corp.	1,441	54,542
Chesapeake Energy Corp. (b)	8,036	208,213
Consol Energy, Inc.	7,200	350,928
Denbury Resources, Inc. (a)	12,599	240,515
Devon Energy Corp.	5,200	408,252
EOG Resources, Inc.	3,841	351,106
EQT Corp.	2,224	99,724
Massey Energy Co.	3,312	177,689
Murphy Oil Corp.	3,110	231,850
Newfield Exploration Co. (a)	4,389	316,491
Noble Energy, Inc.	2,610	224,669
Occidental Petroleum Corp.	13,168	1,291,781
Peabody Energy Corp.	8,759	560,401
Pioneer Natural Resources Co.	3,768	327,137
Range Resources Corp.	2,501	112,495
Southwestern Energy Co. (a)	11,279	422,173

		6,544,940

See accompanying notes to financial statements.

23

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc.	14,000	$406,840
The Estee Lauder Cos., Inc. (Class A)	3,837	309,646

		716,486

PHARMACEUTICALS — 6.0%
Abbott Laboratories	50,300	2,409,873
Allergan, Inc.	9,992	686,151
Bristol-Myers Squibb Co.	30,100	797,048
Eli Lilly & Co.	33,000	1,156,320
Forest Laboratories, Inc. (a)	6,100	195,078
Johnson & Johnson	53,600	3,315,160
Merck & Co., Inc.	65,100	2,346,204
Mylan, Inc. (a)	13,773	291,023
Watson Pharmaceuticals, Inc. (a)	3,958	204,431

		11,401,288

PROFESSIONAL SERVICES — 0.1%
Equifax, Inc.	2,366	84,229
Robert Half International, Inc. (b)	2,036	62,302
The Dun & Bradstreet Corp.	1,565	128,471

		275,002

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Apartment Investment & Management Co. (Class A)	2,100	54,264
AvalonBay Communities, Inc.	2,680	301,634
Boston Properties, Inc.	2,102	180,982
Equity Residential	9,300	483,135
HCP, Inc.	6,600	242,814
Health Care REIT, Inc.	2,000	95,280
Host Hotels & Resorts, Inc.	9,500	169,765
Kimco Realty Corp.	4,100	73,964
Plum Creek Timber Co., Inc.	2,400	89,880
Public Storage	2,692	273,023
Simon Property Group, Inc.	9,542	949,334
Ventas, Inc.	4,992	261,980
Vornado Realty Trust	2,400	199,992

		3,376,047

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CB Richard Ellis Group, Inc. (Class A) (a)	9,331	191,099

ROAD & RAIL — 0.9%
CSX Corp.	7,253	468,616
Norfolk Southern Corp.	4,800	301,536
Union Pacific Corp.	9,798	907,883

		1,678,035

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Advanced Micro Devices, Inc. (a)	17,900	146,422
Altera Corp.	10,179	362,169
Analog Devices, Inc.	9,700	365,399
Applied Materials, Inc.	16,900	237,445
Broadcom Corp. (Class A)	14,795	644,322
First Solar, Inc. (a)(b)	1,767	229,957
Intel Corp.	105,200	2,212,356
KLA-Tencor Corp.	2,600	100,464
Linear Technology Corp.	7,300	252,507
LSI Corp. (a)	8,619	51,628
Microchip Technology, Inc.	6,100	208,681
Micron Technology, Inc. (a)(b)	27,827	223,173
National Semiconductor Corp.	3,800	52,288
Novellus Systems, Inc. (a)	1,400	45,248
NVIDIA Corp. (a)	10,801	166,336
Teradyne, Inc. (a)(b)	3,400	47,736
Texas Instruments, Inc.	38,200	1,241,500
Xilinx, Inc. (b)	8,183	237,143

		6,824,774

SOFTWARE — 7.5%
Adobe Systems, Inc. (a)	8,554	263,292
Autodesk, Inc. (a)	7,312	279,318
BMC Software, Inc. (a)	5,759	271,479
CA, Inc.	8,378	204,758
Citrix Systems, Inc. (a)	6,146	420,448
Compuware Corp. (a)	4,600	53,682
Electronic Arts, Inc. (a)	4,529	74,185
Intuit, Inc. (a)	9,224	454,743
McAfee, Inc. (a)	4,804	222,473
Microsoft Corp.	244,819	6,835,347
Oracle Corp.	125,922	3,941,359
Red Hat, Inc. (a)	6,148	280,656
Salesforce.com, Inc. (a)	3,812	503,184
Symantec Corp. (a)	25,013	418,718

		14,223,642

SPECIALTY RETAIL — 1.8%
Abercrombie & Fitch Co. (Class A)	1,700	97,971
AutoZone, Inc. (a)	891	242,878
Bed Bath & Beyond, Inc. (a)	8,275	406,716
Best Buy Co., Inc.	6,167	211,466
CarMax, Inc. (a)	7,114	226,794
Limited Brands, Inc.	8,600	264,278
O’Reilly Automotive, Inc. (a)	4,576	276,482
Ross Stores, Inc.	3,891	246,106
Staples, Inc.	11,779	268,208
The Gap, Inc.	8,000	177,120
The Sherwin-Williams Co.	1,452	121,605
The TJX Cos., Inc.	12,998	576,981
Tiffany & Co.	3,987	248,270
Urban Outfitters, Inc. (a)	4,197	150,295

		3,515,170

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Coach, Inc.	9,686	535,733
NIKE, Inc. (Class B)	12,429	1,061,685
Polo Ralph Lauren Corp.	2,075	230,159
V.F. Corp.	1,600	137,888

		1,965,465

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	9,426	120,087

TOBACCO — 2.3%
Altria Group, Inc. (b)	23,800	585,956
Lorillard, Inc.	2,200	180,532
Philip Morris International, Inc.	59,000	3,453,270
Reynolds American, Inc.	5,600	182,672

		4,402,430

See accompanying notes to financial statements.

24

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	4,768	$285,651
W.W. Grainger, Inc.	1,946	268,762

		554,413

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
American Tower Corp. (Class A) (a)	12,963	669,409
MetroPCS Communications, Inc. (a)	8,499	107,343

		776,752

TOTAL COMMON STOCKS —
(Cost $169,880,101)		189,507,353

SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,442,385	2,442,385
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	706,237	706,237

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,148,622)		3,148,622

TOTAL INVESTMENTS — 101.2% (f)
(Cost $173,028,723)		192,655,975
OTHER ASSETS & LIABILITIES — (1.2)%		(2,234,253)

NET ASSETS — 100.0%		$190,421,722

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

25

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
Boeing Co.	8,821	$575,659
General Dynamics Corp.	4,989	354,019
Honeywell International, Inc.	8,431	448,192
ITT Corp. (a)	2,600	135,486
L-3 Communications Holdings, Inc.	3,433	241,992
Lockheed Martin Corp.	8,832	617,445
Northrop Grumman Corp.	8,811	570,777
Raytheon Co.	5,707	264,462
United Technologies Corp.	9,711	764,450

		3,972,482

AIR FREIGHT & LOGISTICS — 1.2%
Expeditors International Washington, Inc.	2,800	152,880
FedEx Corp.	9,400	874,294
United Parcel Service, Inc. (Class B)	14,269	1,035,644

		2,062,818

AIRLINES — 0.1%
Southwest Airlines Co.	11,021	143,053

AUTO COMPONENTS — 0.5%
Johnson Controls, Inc.	20,200	771,640
The Goodyear Tire & Rubber Co. (b)	7,300	86,505

		858,145

AUTOMOBILES — 0.5%
Ford Motor Co. (b)	46,100	774,019
Harley-Davidson, Inc.	3,949	136,912

		910,931

BEVERAGES — 0.2%
Constellation Brands, Inc. (Class A) (b)	5,307	117,550
Molson Coors Brewing Co. (Class B)	4,766	239,206

		356,756

BIOTECHNOLOGY — 0.5%
Amgen, Inc. (b)	13,000	713,700
Cephalon, Inc. (a)(b)	1,400	86,408

		800,108

BUILDING PRODUCTS — 0.1%
Masco Corp.	9,719	123,043

CAPITAL MARKETS — 4.1%
E*TRADE Financial Corp. (b)	6,000	96,000
Federated Investors, Inc. (Class B) (a)	968	25,333
Franklin Resources, Inc.	1,600	177,936
Invesco, Ltd.	7,351	176,865
Janus Capital Group, Inc.	2,900	37,613
Legg Mason, Inc.	4,574	165,899
Morgan Stanley	45,388	1,235,007
Northern Trust Corp.	4,700	260,427
State Street Corp. (c)	15,100	699,734
The Bank of New York Mellon Corp.	37,220	1,124,044
The Charles Schwab Corp.	16,400	280,604
The Goldman Sachs Group, Inc.	15,293	2,571,671

		6,851,133

CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	2,868	260,845
Airgas, Inc.	800	49,968
E. I. du Pont de Nemours & Co.	11,238	560,552
Eastman Chemical Co. (a)	1,054	88,620
Monsanto Co.	7,200	501,408
PPG Industries, Inc.	1,989	167,215
The Dow Chemical Co.	34,786	1,187,594

		2,816,202

COMMERCIAL BANKS — 4.6%
BB&T Corp. (a)	20,775	546,175
Comerica, Inc. (a)	5,296	223,703
Commerce Bancshares, Inc.	2	68
Fifth Third Bancorp	23,925	351,219
First Horizon National Corp. (a)(b)	7,781	91,663
Huntington Bancshares, Inc.	17,798	122,272
Keycorp	22,756	201,391
M&T Bank Corp.	3,582	311,813
Marshall & Ilsley Corp.	15,860	109,751
PNC Financial Services Group, Inc.	15,824	960,833
Regions Financial Corp.	37,716	264,012
SunTrust Banks, Inc.	15,000	442,650
U.S. Bancorp	57,601	1,553,499
Wells Fargo & Co.	80,374	2,490,790
Zions Bancorporation (a)	5,300	128,419

		7,798,258

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	1,999	84,638
Cintas Corp.	3,272	91,485
Iron Mountain, Inc.	2,800	70,028
Pitney Bowes, Inc.	5,667	137,028
R.R. Donnelley & Sons Co.	5,720	99,929
Republic Services, Inc.	4,200	125,412
Waste Management, Inc. (a)	8,682	320,105

		928,625

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc. (b)	71,500	1,446,445
Harris Corp.	1,700	77,010
Motorola, Inc. (b)	70,500	639,435
Tellabs, Inc.	11,100	75,258

		2,238,148

COMPUTERS & PERIPHERALS — 1.2%
Dell, Inc. (b)	50,400	682,920
Hewlett-Packard Co.	31,300	1,317,730
Lexmark International, Inc. (Class A) (b)	2,400	83,568

		2,084,218

CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp.	2,300	152,398
Jacobs Engineering Group, Inc. (b)	3,800	174,230
Quanta Services, Inc. (b)	6,500	129,480

		456,108

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	3,826	169,721

See accompanying notes to financial statements.

26

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 1.0%
American Express Co.	14,141	$606,932
Capital One Financial Corp.	13,723	584,051
Discover Financial Services	16,300	302,039
SLM Corp. (b)	14,563	183,348

		1,676,370

CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc.	2,808	91,709
Owens-Illinois, Inc. (b)	4,514	138,580
Sealed Air Corp.	4,815	122,542

		352,831

DISTRIBUTORS — 0.1%
Genuine Parts Co.	4,695	241,041

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc. (a)	8,449	100,628

DIVERSIFIED FINANCIAL SERVICES — 8.5%
Bank of America Corp.	302,652	4,037,378
Citigroup, Inc. (b)	871,779	4,123,515
CME Group, Inc.	2,000	643,500
JPMorgan Chase & Co.	117,274	4,974,763
Leucadia National Corp.	2,400	70,032
Moody’s Corp.	2,800	74,312
NYSE Euronext	7,827	234,653
The NASDAQ OMX Group, Inc. (b)	4,200	99,582

		14,257,735

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc.	102,851	3,021,762
CenturyLink, Inc.	4,519	208,642
Frontier Communications Corp.	15,835	154,075
Verizon Communications, Inc.	50,846	1,819,270
Windstream Corp. (a)	5,765	80,364

		5,284,113

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	10,200	583,134

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Corning, Inc.	17,400	336,168
Jabil Circuit, Inc.	5,900	118,531
Molex, Inc. (a)	3,338	75,839

		530,538

ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes, Inc.	7,200	411,624
Halliburton Co.	13,100	534,873
Helmerich & Payne, Inc.	1,400	67,872
Nabors Industries, Ltd. (b)	8,600	201,756
Rowan Cos., Inc. (b)	3,800	132,658

		1,348,783

FOOD & STAPLES RETAILING — 4.7%
Costco Wholesale Corp.	13,000	938,730
CVS Caremark Corp.	40,800	1,418,616
Safeway, Inc.	11,223	252,405
SUPERVALU, Inc. (a)	5,291	50,953
Sysco Corp.	17,573	516,646
The Kroger Co.	19,100	427,076
Wal-Mart Stores, Inc.	58,800	3,171,084
Walgreen Co.	27,800	1,083,088

		7,858,598

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	19,160	576,333
Campbell Soup Co. (a)	2,749	95,528
ConAgra Foods, Inc.	13,168	297,334
Dean Foods Co. (a)(b)	5,500	48,620
General Mills, Inc.	7,060	251,265
H.J. Heinz Co.	3,439	170,093
Hormel Foods Corp.	847	43,417
Kellogg Co.	2,988	152,627
Kraft Foods, Inc. (Class A)	27,253	858,742
McCormick & Co., Inc.	1,513	70,400
Sara Lee Corp.	8,991	157,432
The Hershey Co. (a)	1,947	91,801
The J.M. Smucker Co.	3,537	232,204
Tyson Foods, Inc. (Class A)	8,912	153,465

		3,199,261

GAS UTILITIES — 0.0%
Nicor, Inc. (a)	1,400	69,888

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Baxter International, Inc.	6,300	318,906
Becton, Dickinson & Co.	2,500	211,300
Boston Scientific Corp. (a)(b)	45,600	345,192
CareFusion Corp. (b)	6,700	172,190
DENTSPLY International, Inc.	1,700	58,089
Medtronic, Inc.	11,700	433,953
Zimmer Holdings, Inc. (b)	2,200	118,096

		1,657,726

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.	12,000	366,120
AmerisourceBergen Corp.	4,100	139,892
Cardinal Health, Inc.	10,461	400,761
Coventry Health Care, Inc. (b)	4,500	118,800
Humana, Inc. (b)	5,099	279,119
McKesson Corp.	7,600	534,888
Quest Diagnostics, Inc.	2,100	113,337
UnitedHealth Group, Inc.	33,000	1,191,630
WellPoint, Inc. (b)	11,800	670,948

		3,815,495

HOTELS, RESTAURANTS & LEISURE — 0.2%
Carnival Corp.	6,302	290,585
International Game Technology (a)	5,100	90,219

		380,804

HOUSEHOLD DURABLES — 0.7%
D.R. Horton, Inc. (a)	7,460	88,998
Fortune Brands, Inc.	4,572	275,463
Harman International Industries, Inc. (b)	900	41,670
Leggett & Platt, Inc.	4,081	92,883
Lennar Corp. (Class A)	2,380	44,625
Newell Rubbermaid, Inc.	8,679	157,784
Pulte Group, Inc. (a)(b)	7,993	60,107
Stanley Black & Decker, Inc.	2,449	163,765

See accompanying notes to financial statements.

27

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Whirlpool Corp.	2,318	$205,908

		1,131,203

HOUSEHOLD PRODUCTS — 1.9%
Kimberly-Clark Corp.	4,756	299,818
Procter & Gamble Co.	43,679	2,809,870
The Clorox Co.	1,575	99,666

		3,209,354

INDUSTRIAL CONGLOMERATES — 4.3%
3M Co.	9,620	830,206
General Electric Co.	319,705	5,847,404
Textron, Inc. (a)	8,200	193,848
Tyco International, Ltd.	7,745	320,953

		7,192,411

INSURANCE — 7.7%
ACE, Ltd.	10,187	634,141
AFLAC, Inc.	5,497	310,196
American International Group, Inc. (b)	4,209	242,523
AON Corp.	9,924	456,603
Assurant, Inc.	3,232	124,497
Berkshire Hathaway, Inc. (Class B) (b)	51,900	4,157,709
Chubb Corp.	9,107	543,142
Cincinnati Financial Corp.	4,909	155,566
Genworth Financial, Inc. (Class A) (b)	14,721	193,434
Hartford Financial Services Group, Inc.	13,376	354,330
Lincoln National Corp.	9,517	264,668
Loews Corp.	9,514	370,190
Marsh & McLennan Cos., Inc.	16,310	445,915
MetLife, Inc.	27,207	1,209,079
Principal Financial Group, Inc.	9,588	312,185
Prudential Financial, Inc.	14,564	855,052
The Allstate Corp.	16,116	513,778
The Progressive Corp.	19,912	395,651
The Travelers Cos., Inc.	13,763	766,737
Torchmark Corp.	2,270	135,610
Unum Group	9,492	229,896
XL Group PLC	9,711	211,894

		12,882,796

INTERNET SOFTWARE & SERVICES — 0.3%
Monster Worldwide, Inc. (b)	1,900	44,897
VeriSign, Inc.	2,300	75,141
Yahoo!, Inc. (b)	20,700	344,241

		464,279

IT SERVICES — 0.6%
Automatic Data Processing, Inc.	5,300	245,284
Computer Sciences Corp.	4,621	229,202
Fidelity National Information Services, Inc.	7,900	216,381
Fiserv, Inc. (b)	1,900	111,264
Paychex, Inc.	4,108	126,978
SAIC, Inc. (b)	4,800	76,128
Total System Services, Inc.	3,100	47,678

		1,052,915

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc.	3,977	101,135

LIFE SCIENCES TOOLS & SERVICES — 0.2%
PerkinElmer, Inc.	1,600	41,312
Thermo Fisher Scientific, Inc. (b)	4,800	265,728

		307,040

MACHINERY — 1.5%
Caterpillar, Inc.	8,800	824,208
Danaher Corp. (a)	6,300	297,171
Dover Corp.	2,600	151,970
Eaton Corp.	2,585	262,404
Illinois Tool Works, Inc. (a)	7,000	373,800
PACCAR, Inc. (a)	6,200	356,004
Parker-Hannifin Corp.	2,014	173,808
Snap-On, Inc.	1,000	56,580

		2,495,945

MEDIA — 2.1%
CBS Corp.	20,403	388,677
Gannett Co., Inc.	7,122	107,471
Meredith Corp. (a)	600	20,790
News Corp. (Class A)	28,832	419,794
Omnicom Group, Inc.	3,408	156,086
The McGraw-Hill Cos., Inc.	3,925	142,909
The Walt Disney Co.	26,128	980,061
The Washington Post Co. (Class B) (a)	200	87,900
Time Warner Cable, Inc.	3,700	244,311
Time Warner, Inc.	33,291	1,070,972

		3,618,971

METALS & MINING — 0.7%
AK Steel Holding Corp. (a)	3,300	54,021
Alcoa, Inc.	30,700	472,473
Allegheny Technologies, Inc.	1,800	99,324
Nucor Corp. (a)	9,500	416,290
Titanium Metals Corp. (b)	1,600	27,488
United States Steel Corp.	3,300	192,786

		1,262,382

MULTI-UTILITIES — 6.7%
Allegheny Energy, Inc.	5,076	123,042
Ameren Corp.	7,230	203,814
American Electric Power Co., Inc.	14,454	520,055
CenterPoint Energy, Inc.	12,688	199,455
CMS Energy Corp.	7,294	135,668
Consolidated Edison, Inc.	8,706	431,556
Constellation Energy Group, Inc.	5,956	182,432
Dominion Resources, Inc.	9,887	422,373
DTE Energy Co.	5,100	231,132
Duke Energy Corp.	39,727	707,538
Edison International (a)	9,808	378,589
El Paso Corp.	8,830	121,501
Entergy Corp.	5,387	381,561
Exelon Corp.	19,874	827,553
FirstEnergy Corp. (a)	9,176	339,696
Integrys Energy Group, Inc. (a)	2,066	100,222
NextEra Energy, Inc.	12,485	649,095
NiSource, Inc.	7,444	131,163
Northeast Utilities	5,249	167,338

See accompanying notes to financial statements.

28

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

NRG Energy, Inc. (b)	7,400	$144,596
Oneok, Inc.	3,200	177,504
Pepco Holdings, Inc.	5,933	108,277
PG&E Corp.	11,764	562,790
Pinnacle West Capital Corp.	3,284	136,122
PPL Corp.	14,500	381,640
Progress Energy, Inc.	8,798	382,537
Public Service Enterprise Group, Inc.	15,206	483,703
SCANA Corp.	3,379	137,187
Sempra Energy	7,159	375,704
Southern Co.	15,333	586,181
Spectra Energy Corp.	9,723	242,978
TECO Energy, Inc.	6,477	115,291
The AES Corp. (b)	19,900	242,382
The Williams Cos., Inc.	17,562	434,133
Wisconsin Energy Corp.	1,903	112,011
Xcel Energy, Inc.	13,857	326,332

		11,203,151

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (b)	1,000	30,460
J.C. Penney Co., Inc.	7,064	228,238
Kohl’s Corp. (b)	3,700	201,058
Macy’s, Inc.	4,792	121,237
Sears Holdings Corp. (a)(b)	1,300	95,875
Target Corp.	9,100	547,183

		1,224,051

OFFICE ELECTRONICS — 0.3%
Xerox Corp.	41,633	479,612

OIL, GAS & CONSUMABLE FUELS — 15.8%
Anadarko Petroleum Corp.	9,500	723,520
Apache Corp.	5,888	702,026
Cabot Oil & Gas Corp.	1,800	68,130
Chesapeake Energy Corp. (a)	12,200	316,102
Chevron Corp.	60,404	5,511,865
ConocoPhillips	44,083	3,002,052
Devon Energy Corp.	8,148	639,700
EOG Resources, Inc.	4,100	374,781
EQT Corp.	2,500	112,100
Exxon Mobil Corp.	151,316	11,064,226
Hess Corp.	9,000	688,860
Marathon Oil Corp.	21,325	789,665
Murphy Oil Corp.	2,900	216,195
Noble Energy, Inc.	2,900	249,632
Occidental Petroleum Corp.	12,200	1,196,820
QEP Resources, Inc.	5,300	192,443
Range Resources Corp.	2,400	107,952
Sunoco, Inc.	3,600	145,116
Tesoro Corp. (a)(b)	4,300	79,722
Valero Energy Corp.	16,977	392,508

		26,573,415

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	13,162	358,533
MeadWestvaco Corp.	4,596	120,231
Weyerhaeuser Co.	16,078	304,357

		783,121

PHARMACEUTICALS — 4.8%
Bristol-Myers Squibb Co.	23,669	626,755
Forest Laboratories, Inc. (b)	2,960	94,661
Johnson & Johnson	32,928	2,036,597
Merck & Co., Inc.	32,377	1,166,867
Pfizer, Inc.	240,330	4,208,178

		8,133,058

PROFESSIONAL SERVICES — 0.1%
Equifax, Inc.	1,500	53,400
Robert Half International, Inc. (a)	2,500	76,500

		129,900

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Apartment Investment & Management Co. (Class A)	1,600	41,344
Boston Properties, Inc.	2,200	189,420
HCP, Inc.	4,801	176,629
Health Care REIT, Inc.	2,471	117,718
Host Hotels & Resorts, Inc.	11,170	199,608
Kimco Realty Corp.	8,417	151,843
Plum Creek Timber Co., Inc.	2,664	99,767
ProLogis	17,112	247,097
Public Storage	1,700	172,414
Vornado Realty Trust	2,647	220,574

		1,616,414

ROAD & RAIL — 0.8%
CSX Corp.	4,500	290,745
Norfolk Southern Corp.	6,401	402,111
Ryder Systems, Inc.	1,452	76,433
Union Pacific Corp.	5,800	537,428

		1,306,717

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Applied Materials, Inc.	24,465	343,733
Intel Corp.	70,289	1,478,177
KLA-Tencor Corp.	2,598	100,387
LSI Corp. (b)	10,500	62,895
MEMC Electronic Materials, Inc. (b)	6,800	76,568
National Semiconductor Corp.	3,622	49,839
Novellus Systems, Inc. (b)	1,400	45,248
NVIDIA Corp. (b)	7,500	115,500
Teradyne, Inc. (a)(b)	2,300	32,292

		2,304,639

SOFTWARE — 0.3%
Adobe Systems, Inc. (b)	7,300	224,694
CA, Inc.	3,800	92,872
Compuware Corp. (a)(b)	2,300	26,841
Electronic Arts, Inc. (b)	5,800	95,004
Novell, Inc. (b)	10,600	62,752

		502,163

SPECIALTY RETAIL — 2.2%
Abercrombie & Fitch Co. (Class A)	1,065	61,376
AutoNation, Inc. (a)(b)	1,817	51,239
Best Buy Co., Inc. (a)	4,300	147,447
GameStop Corp. (Class A) (a)(b)	4,500	102,960
Lowe’s Cos., Inc.	41,400	1,038,312
RadioShack Corp.	3,400	62,866
Staples, Inc.	10,900	248,193
The Gap, Inc.	5,776	127,881

See accompanying notes to financial statements.

29

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

The Home Depot, Inc.	49,217	$1,725,548
The Sherwin-Williams Co.	1,300	108,875

		3,674,697

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp.	1,127	97,125

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	7,100	90,454
People’s United Financial, Inc.	11,113	155,693

		246,147

TOBACCO — 0.8%
Altria Group, Inc. (a)	40,723	1,002,600
Lorillard, Inc.	2,507	205,724
Reynolds American, Inc.	4,954	161,600

		1,369,924

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Sprint Nextel Corp. (b)	89,613	379,063

TOTAL COMMON STOCKS —
(Cost $166,510,982)		167,668,322

SHORT TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,776,338	3,776,338
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	310,954	310,954

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,087,292)		4,087,292

TOTAL INVESTMENTS — 102.1% (g)
(Cost $170,598,274)		171,755,614
OTHER ASSETS & LIABILITIES — (2.1)%		(3,584,270)

NET ASSETS — 100.0%		$168,171,344

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

30

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
Alliant Techsystems, Inc. (a)(b)	1,172	$87,232
BE Aerospace, Inc. (b)	3,714	137,529
Spirit Aerosystems Holdings, Inc. (a)(b)	4,000	83,240
TransDigm Group, Inc. (b)	1,389	100,022

		408,023

AIR FREIGHT & LOGISTICS — 0.1%
UTI Worldwide, Inc.	3,823	81,048

AIRLINES — 0.8%
AMR Corp. (a)(b)	12,495	97,336
JetBlue Airways Corp. (b)	9,167	60,594
United Continental Holdings, Inc. (b)	12,069	287,483

		445,413

AUTO COMPONENTS — 1.6%
BorgWarner, Inc. (a)(b)	4,348	314,621
Gentex Corp.	5,174	152,944
Lear Corp. (a)(b)	1,892	186,759
The Goodyear Tire & Rubber Co. (b)	9,024	106,934
TRW Automotive Holdings Corp. (a)(b)	3,845	202,632

		963,890

BEVERAGES — 0.5%
Constellation Brands, Inc. (Class A) (b)	7,177	158,970
Hansen Natural Corp. (b)	2,657	138,908

		297,878

BIOTECHNOLOGY — 2.0%
Alexion Pharmaceuticals, Inc. (a)(b)	3,417	275,239
Amylin Pharmaceuticals, Inc. (a)(b)	4,925	72,447
BioMarin Pharmaceutical, Inc. (a)(b)	3,831	103,169
Dendreon Corp. (a)(b)	5,491	191,746
Human Genome Sciences, Inc. (a)(b)	7,147	170,742
Onyx Pharmaceuticals, Inc. (b)	2,335	86,091
Regeneron Pharmaceuticals, Inc. (a)(b)	2,649	86,967
Talecris Biotherapeutics Holdings Corp. (b)	2,346	54,662
United Therapeutics Corp. (a)(b)	1,870	118,221

		1,159,284

BUILDING PRODUCTS — 0.5%
Armstrong World Industries, Inc. (a)	679	29,197
Lennox International, Inc. (a)	1,930	91,270
Masco Corp. (a)	13,737	173,910

		294,377

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (a)(b)	1,953	193,777
E*TRADE Financial Corp. (a)(b)	7,540	120,640
Eaton Vance Corp. (a)	4,553	137,637
Federated Investors, Inc. (Class B) (a)	3,866	101,173
Greenhill & Co., Inc. (a)	1,107	90,420
Jefferies Group, Inc. (a)	4,212	112,166
Legg Mason, Inc. (a)	5,494	199,267
LPL Investment Holdings, Inc. (b)	600	21,822
Owens Corning, Inc. (a)(b)	4,305	134,101
Raymond James Financial, Inc.	3,717	121,546
SEI Investments Co.	5,893	140,194
Waddell & Reed Financial, Inc. (Class A) (a)	3,235	114,163

		1,486,906

CHEMICALS — 3.0%
Albemarle Corp. (a)	3,492	194,784
Ashland, Inc.	2,714	138,034
Celanese Corp. (Series A)	5,981	246,238
Cytec Industries, Inc.	1,822	96,675
Eastman Chemical Co. (a)	2,608	219,281
Huntsman Corp. (a)	7,228	112,829
International Flavors & Fragrances, Inc.	3,004	166,992
Intrepid Potash, Inc. (a)(b)	1,601	59,701
Nalco Holding Co. (a)	4,945	157,943
Rockwood Holdings, Inc. (a)(b)	1,908	74,641
RPM International, Inc.	4,838	106,920
The Scotts Miracle-Gro Co. (Class A)	1,688	85,700
The Valspar Corp.	3,493	120,439

		1,780,177

COMMERCIAL BANKS — 3.2%
Associated Ban-Corp. (a)	6,499	98,460
Bank of Hawaii Corp. (a)	1,793	84,648
BOK Financial Corp. (a)	1,030	55,002
City National Corp. (a)	1,795	110,141
Commerce Bancshares, Inc. (a)	2,917	115,888
Cullen/Frost Bankers, Inc. (a)	2,134	130,430
East West Bancorp, Inc. (a)	5,560	108,698
First Citizens BancShares, Inc. (Class A)	219	41,402
First Horizon National Corp. (a)(b)	8,830	104,020
First Republic Bank (b)	400	11,648
FirstMerit Corp. (a)	4,050	80,149
Fulton Financial Corp. (a)	7,567	78,243
Huntington Bancshares, Inc.	32,629	224,161
Marshall & Ilsley Corp.	19,891	137,646
Prosperity Bancshares, Inc. (a)	1,731	67,994
TCF Financial Corp. (a)	5,103	75,575
UMB Financial Corp. (a)	1,257	52,065
Valley National Bancorp (a)	6,093	87,130
Westamerica Bancorporation (a)	1,079	59,852
Zions Bancorporation (a)	6,629	160,621

		1,883,773

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Avery Dennison Corp. (a)	3,964	167,836
Cintas Corp. (a)	4,772	133,425
Clean Harbors, Inc. (a)(b)	860	72,309

See accompanying notes to financial statements.

31

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Copart, Inc. (b)	2,795	$104,393
Corrections Corp. of America (a)(b)	4,152	104,049
Covanta Holding Corp. (a)	4,893	84,111
KAR Auction Services, Inc. (a)(b)	907	12,517
Pitney Bowes, Inc. (a)	7,929	191,723
Quad Graphics, Inc. (a)(b)	961	39,651
R.R. Donnelley & Sons Co. (a)	7,843	137,017
Rollins, Inc. (a)	2,911	57,492
Waste Connections, Inc. (a)	4,476	123,224

		1,227,747

COMMUNICATIONS EQUIPMENT — 1.3%
Brocade Communications Systems, Inc. (b)	16,757	88,644
CommScope, Inc. (b)	3,518	109,832
EchoStar Corp. (Class A) (b)	1,579	39,428
JDS Uniphase Corp. (a)(b)	8,192	118,620
Polycom, Inc. (a)(b)	3,213	125,243
Riverbed Technology, Inc. (a)(b)	5,544	194,982
Tellabs, Inc.	13,293	90,127

		766,876

COMPUTERS & PERIPHERALS — 1.0%
Diebold, Inc. (a)	2,530	81,087
Lexmark International, Inc. (Class A) (b)	2,999	104,425
NCR Corp. (a)(b)	6,077	93,403
QLogic Corp. (b)	4,106	69,884
Teradata Corp. (b)	6,357	261,654

		610,453

CONSTRUCTION & ENGINEERING — 1.6%
Aecom Technology Corp. (a)(b)	3,890	108,803
EMCOR Group, Inc. (a)(b)	2,522	73,088
Foster Wheeler AG (a)(b)	4,587	158,343
KBR, Inc.	5,975	182,058
Quanta Services, Inc. (a)(b)	8,020	159,758
The Shaw Group, Inc. (b)	3,116	106,661
URS Corp. (b)	3,139	130,614

		919,325

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc. (a)	1,735	160,036

CONSUMER FINANCE — 0.0% (c)
Green Dot Corp. (Class A) (a)(b)	317	17,987

CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	2,363	112,408
Bemis Co., Inc.	4,160	135,866
Greif, Inc. (Class A)	1,283	79,418
Owens-Illinois, Inc. (b)	6,300	193,410
Packaging Corp. of America	3,848	99,432
Rock-Tenn Co. (Class A)	1,456	78,551
Sealed Air Corp. (a)	6,047	153,896
Silgan Holdings, Inc. (a)	1,904	68,182
Smurfit-Stone Container Corp. (b)	3,436	87,962
Sonoco Products Co.	3,837	129,192
Temple-Inland, Inc.	4,042	85,852

		1,224,169

DISTRIBUTORS — 0.2%
LKQ Corp. (b)	5,354	121,643

DIVERSIFIED CONSUMER SERVICES — 0.8%
Career Education Corp. (a)(b)	2,534	52,530
DeVry, Inc.	2,327	111,649
Education Management Corp. (a)(b)	1,622	29,358
ITT Educational Services, Inc. (a)(b)	1,198	76,301
Service Corp. International	9,276	76,527
Strayer Education, Inc.	527	80,220
Weight Watchers International, Inc. (a)	1,303	48,849

		475,434

DIVERSIFIED FINANCIAL SERVICES — 0.6%
CBOE Holdings, Inc.	386	8,824
MSCI, Inc. (Class A) (a)(b)	4,491	174,969
The NASDAQ OMX Group, Inc. (b)	6,090	144,394

		328,187

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Level 3 Communications, Inc. (a)(b)	61,909	60,671
tw telecom, inc. (a)(b)	5,751	98,054

		158,725

ELECTRIC UTILITIES — 1.2%
Cleco Corp. (a)	2,268	69,764
DPL, Inc. (a)	4,602	118,317
Great Plains Energy, Inc. (a)	5,081	98,521
Hawaiian Electric Industries, Inc. (a)	3,451	78,648
IDACORP, Inc.	1,820	67,304
ITC Holdings Corp. (a)	1,896	117,514
Portland General Electric Co.	2,824	61,281
Westar Energy, Inc. (a)	4,166	104,816

		716,165

ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc. (a)	1,616	93,195
AMETEK, Inc.	6,071	238,267
Babcock & Wilcox Co. (a)(b)	4,338	111,009
Brady Corp. (Class A) (a)	1,758	57,328
Hubbell, Inc. (Class B)	2,077	124,890
Regal-Beloit Corp. (a)	1,508	100,674
Thomas & Betts Corp. (b)	1,982	95,731
Woodward Governor Co. (a)	2,180	81,881

		902,975

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Anixter International, Inc. (a)	1,096	65,464
Arrow Electronics, Inc. (b)	4,527	155,050
Avnet, Inc. (a)(b)	5,780	190,913
AVX Corp.	2,008	30,983
FLIR Systems, Inc. (a)(b)	6,042	179,750
Ingram Micro, Inc. (Class A) (b)	5,889	112,421
Itron, Inc. (b)	1,503	83,341
Jabil Circuit, Inc.	7,585	152,383

See accompanying notes to financial statements.

32

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Mettler-Toledo International, Inc. (b)	1,281	$193,700
Molex, Inc. (a)	4,931	112,032
National Instruments Corp.	2,279	85,782
Trimble Navigation, Ltd. (a)(b)	4,592	183,359

		1,545,178

ENERGY EQUIPMENT & SERVICES — 2.6%
Dresser-Rand Group, Inc. (a)(b)	3,080	131,177
Dril-Quip, Inc. (b)	1,157	89,922
Helmerich & Payne, Inc. (a)	3,697	179,230
Oceaneering International, Inc. (b)	2,035	149,837
Oil States International, Inc. (b)	1,884	120,746
Patterson-UTI Energy, Inc. (a)	5,911	127,382
Pride International, Inc. (a)(b)	6,068	200,244
Rowan Cos., Inc. (a)(b)	4,779	166,835
SEACOR Holdings, Inc. (a)	798	80,670
Superior Energy Services, Inc. (b)	2,991	104,655
Tidewater, Inc. (a)	1,937	104,288
Unit Corp. (a)(b)	1,772	82,363

		1,537,349

FOOD & STAPLES RETAILING — 0.3%
BJ’s Wholesale Club, Inc. (b)	2,018	96,662
SUPERVALU, Inc. (a)	7,967	76,722

		173,384

FOOD PRODUCTS — 1.5%
Corn Products International, Inc.	2,856	131,376
Dean Foods Co. (a)(b)	6,779	59,926
Del Monte Foods Co.	7,490	140,812
Flowers Foods, Inc. (a)	3,447	92,759
Green Mountain Coffee Roasters, Inc. (a)(b)	4,433	145,668
Lancaster Colony Corp. (a)	796	45,531
Ralcorp Holdings, Inc. (a)(b)	2,058	133,791
Smithfield Foods, Inc. (a)(b)	5,814	119,943
Tootsie Roll Industries, Inc. (a)	926	26,826

		896,632

GAS UTILITIES — 1.5%
AGL Resources, Inc.	2,932	105,112
Atmos Energy Corp. (a)	3,388	105,705
Energen Corp.	2,719	131,219
New Jersey Resources Corp. (a)	1,563	67,381
Nicor, Inc. (a)	1,688	84,265
Piedmont Natural Gas Co., Inc. (a)	2,532	70,795
Questar Corp. (a)	6,778	118,005
UGI Corp.	4,116	129,983
WGL Holdings, Inc. (a)	1,884	67,391

		879,856

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Alere, Inc. (a)(b)	3,160	115,656
Beckman Coulter, Inc. (a)	2,606	196,049
Gen-Probe, Inc. (a)(b)	1,829	106,722
Hill-Rom Holdings, Inc. (a)	2,352	92,598
Hologic, Inc. (a)(b)	9,876	185,866
IDEXX Laboratories, Inc. (a)(b)	2,201	152,353
Kinetic Concepts, Inc. (a)(b)	2,390	100,093
Masimo Corp. (a)	1,994	57,966
ResMed, Inc. (a)(b)	5,779	200,185
STERIS Corp.	2,028	73,941
Teleflex, Inc. (a)	1,491	80,231
Thoratec Corp. (a)(b)	2,186	61,908

		1,423,568

HEALTH CARE PROVIDERS & SERVICES — 2.4%
AMERIGROUP Corp. (a)(b)	1,971	86,566
Community Health Systems, Inc. (b)	3,587	134,046
Coventry Health Care, Inc. (b)	5,666	149,582
Health Net, Inc. (b)	3,662	99,936
LifePoint Hospitals, Inc. (a)(b)	2,059	75,668
Lincare Holdings, Inc. (a)	3,719	99,781
MEDNAX, Inc. (b)	1,767	118,902
Omnicare, Inc. (a)	4,441	112,757
Owens & Minor, Inc. (a)	2,347	69,072
Patterson Cos., Inc. (a)	3,860	118,232
Tenet Healthcare Corp. (a)(b)	18,037	120,668
Universal Health Services, Inc. (Class B)	3,481	151,145
VCA Antech, Inc. (a)(b)	3,267	76,088

		1,412,443

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (b)	7,040	135,661

HOTELS, RESTAURANTS & LEISURE — 2.0%
Bally Technologies, Inc. (a)(b)	2,045	86,279
Brinker International, Inc. (a)	3,803	79,407
Chipotle Mexican Grill, Inc. (b)	1,187	252,427
Choice Hotels International, Inc. (a)	1,252	47,914
MGM MIRAGE, Inc. (a)(b)	12,013	178,393
Panera Bread Co. (Class A) (a)(b)	1,170	118,416
Penn National Gaming, Inc. (a)(b)	2,497	87,770
Wendy’s/Arby’s Group, Inc. (Class A) (a)	12,346	57,038
WMS Industries, Inc. (a)(b)	2,206	99,799
Wyndham Worldwide Corp.	6,818	204,267

		1,211,710

HOUSEHOLD DURABLES — 2.5%
D.R. Horton, Inc. (a)	10,631	126,828
Harman International Industries, Inc. (b)	2,606	120,658
Jarden Corp. (a)	3,465	106,965
Leggett & Platt, Inc. (a)	5,503	125,248
Lennar Corp. (Class A)	5,957	111,694
Mohawk Industries, Inc. (a)(b)	2,076	117,834
Newell Rubbermaid, Inc.	11,052	200,925
NVR, Inc. (a)(b)	220	152,024
Pulte Group, Inc. (a)(b)	12,632	94,993
Tempur-Pedic International, Inc. (a)(b)	2,467	98,828
Toll Brothers, Inc. (a)(b)	5,090	96,710
Tupperware Brands Corp. (a)	2,354	112,215

		1,464,922

HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc. (b)	2,651	193,258

See accompanying notes to financial statements.

33

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.9%
Carlisle Cos., Inc.	2,294	$91,164
McDermott International, Inc. (b)	8,875	183,624
Seaboard Corp. (a)	15	29,865
Textron, Inc. (a)	10,310	243,728

		548,381

INSURANCE — 5.9%
Alleghany Corp. (b)	271	83,026
Allied World Assurance Company Holdings, Ltd.	1,711	101,702
American Financial Group, Inc.	2,950	95,255
American International Group, Inc. (a)(b)	4,512	259,981
American National Insurance Co.	552	47,262
Arch Capital Group, Ltd. (b)	1,898	167,119
Arthur J. Gallagher & Co. (a)	4,032	117,251
Aspen Insurance Holdings, Ltd. (a)	2,730	78,133
Assurant, Inc.	4,070	156,776
Assured Guaranty, Ltd. (a)	6,334	112,112
Axis Capital Holdings, Ltd. (a)	4,586	164,546
Brown & Brown, Inc. (a)	4,322	103,469
Endurance Specialty Holdings, Ltd. (a)	1,747	80,484
Erie Indemnity Co. (Class A) (a)	1,076	70,446
Fidelity National Financial, Inc. (Class A) (a)	8,821	120,671
First American Financial Corp. (a)	3,738	55,846
HCC Insurance Holdings, Inc.	4,422	127,973
Markel Corp. (a)(b)	369	139,530
Mercury General Corp.	1,025	44,085
Old Republic International Corp. (a)	9,241	125,955
OneBeacon Insurance Group, Ltd. (Class A)	924	14,008
Platinum Underwriters Holdings, Ltd. (a)	1,509	67,860
ProAssurance Corp. (b)	1,195	72,417
Reinsurance Group of America, Inc. (a)	2,784	149,529
RenaissanceRe Holdings, Ltd.	2,062	131,329
StanCorp Financial Group, Inc. (a)	1,780	80,349
The Hanover Insurance Group, Inc. (a)	1,686	78,770
Torchmark Corp. (a)	3,088	184,477
Transatlantic Holdings, Inc.	2,417	124,765
Validus Holdings, Ltd. (a)	3,053	93,452
W.R. Berkley Corp.	4,962	135,859
Wesco Financial Corp.	53	19,526
White Mountains Insurance Group, Ltd.	261	87,592

		3,491,555

INTERNET SOFTWARE & SERVICES — 1.0%
AOL, Inc. (b)	3,989	94,579
Equinix, Inc. (a)(b)	1,729	140,498
IAC/InterActive Corp. (a)(b)	3,182	91,323
Rackspace Hosting, Inc. (a)(b)	3,894	122,311
WebMD Health Corp. (a)(b)	2,213	112,996

		561,707

IT SERVICES — 1.6%
Alliance Data Systems Corp. (a)(b)	1,979	140,568
Booz Allen Hamilton Holding Corp. (b)	600	11,658
Broadridge Financial Solutions, Inc.	4,428	97,106
CoreLogic, Inc.	4,197	77,728
DST Systems, Inc.	1,400	62,090
Gartner, Inc. (a)(b)	2,808	93,226
Genpact, Ltd. (b)	3,946	59,979
Global Payments, Inc. (a)	2,995	138,399
Lender Processing Services, Inc. (a)	3,498	103,261
NeuStar, Inc. (Class A) (b)	2,790	72,680
Total System Services, Inc. (a)	7,397	113,766

		970,461

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Rad Laboratories, Inc. (Class A) (b)	731	75,914
Bruker Corp. (a)(b)	2,746	45,584
Charles River Laboratories International, Inc. (a)(b)	2,484	88,281
Covance, Inc. (a)(b)	2,432	125,029
PerkinElmer, Inc.	4,382	113,143
Pharmaceutical Product Development, Inc.	4,140	112,360
Techne Corp. (a)	1,409	92,529

		652,840

MACHINERY — 4.4%
AGCO Corp. (a)(b)	3,542	179,438
CLARCOR, Inc. (a)	1,917	82,220
Crane Co.	1,906	78,279
Donaldson Co., Inc.	2,680	156,190
Gardner Denver, Inc.	1,944	133,786
Graco, Inc. (a)	2,257	89,039
Harsco Corp. (a)	3,018	85,470
IDEX Corp. (a)	3,132	122,524
Kennametal, Inc. (a)	3,115	122,918
Lincoln Electric Holdings, Inc. (a)	1,611	105,150
Navistar International Corp. (a)(b)	1,991	115,299
Nordson Corp. (a)	1,146	105,295
Oshkosh Corp. (a)(b)	3,364	118,547
Pall Corp.	4,364	216,367
Pentair, Inc. (a)	3,794	138,519
Snap-On, Inc.	2,159	122,156
SPX Corp.	1,885	134,759
Terex Corp. (a)(b)	4,060	126,022
The Timken Co.	2,903	138,560
WABCO Holdings, Inc. (b)	2,405	146,537
Wabtec Corp.	1,807	95,572

		2,612,647

MARINE — 0.2%
Kirby Corp. (a)(b)	2,019	88,937

MEDIA — 2.3%
Charter Communications, Inc. (Class A) (a)(b)	1,475	57,436
Clear Channel Outdoor Holdings, Inc. (Class A) (a)(b)	1,575	22,113

See accompanying notes to financial statements.

34

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

DreamWorks Animation SKG, Inc. (Class A) (a)(b)	2,329	$68,636
Gannett Co., Inc. (a)	8,878	133,969
John Wiley & Sons, Inc. (Class A)	1,928	87,223
Lamar Advertising Co. (Class A) (a)(b)	2,166	86,293
Liberty Media — Starz (Series A) (b)	1,962	130,434
Liberty Media Corp. — Capital (Class A) (a)(b)	2,860	178,922
Morningstar, Inc. (a)	856	45,436
Regal Entertainment Group (a)	3,036	35,643
Sirius XM Radio, Inc. (a)(b)	147,302	241,575
The Interpublic Group of Cos., Inc. (a)(b)	18,559	197,097
The Washington Post Co. (Class B) (a)	213	93,613

		1,378,390

METALS & MINING — 2.0%
AK Steel Holding Corp. (a)	4,107	67,232
Allegheny Technologies, Inc. (a)	3,549	195,834
Commercial Metals Co. (a)	4,222	70,043
Compass Minerals International, Inc. (a)	1,230	109,802
Reliance Steel & Aluminum Co.	2,788	142,467
Royal Gold, Inc.	1,984	108,386
Steel Dynamics, Inc. (a)	8,140	148,962
Titanium Metals Corp. (a)(b)	3,283	56,402
Walter Energy, Inc. (a)	2,022	258,492

		1,157,620

MULTI-UTILITIES — 4.1%
Allegheny Energy, Inc.	6,473	156,905
Alliant Energy Corp.	4,216	155,022
American Water Works Co., Inc.	6,672	168,735
Aqua America, Inc. (a)	5,147	115,705
CMS Energy Corp. (a)	8,774	163,196
Integrys Energy Group, Inc. (a)	2,921	141,698
MDU Resources Group, Inc.	6,627	134,329
National Fuel Gas Co. (a)	2,643	173,434
NiSource, Inc. (a)	10,568	186,208
NSTAR (a)	3,959	167,030
NV Energy, Inc. (a)	8,983	126,211
OGE Energy Corp.	3,714	169,136
Pepco Holdings, Inc. (a)	8,513	155,362
Pinnacle West Capital Corp.	4,142	171,686
TECO Energy, Inc. (a)	7,660	136,348
Vectren Corp.	3,044	77,257

		2,398,262

MULTILINE RETAIL — 0.1%
Big Lots, Inc. (a)(b)	2,847	86,720

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)(b)	2,169	82,400

OIL, GAS & CONSUMABLE FUELS — 4.3%
Arch Coal, Inc. (a)	6,207	217,617
Atlas Energy, Inc. (b)	2,936	129,096
Cabot Oil & Gas Corp. (a)	4,005	151,589
Cobalt International Energy, Inc. (a)(b)	3,802	46,422
Concho Resources, Inc. (a)(b)	3,593	314,998
EXCO Resources, Inc. (a)	6,522	126,657
Forest Oil Corp. (a)(b)	4,319	163,993
Massey Energy Co.	3,870	207,626
Plains Exploration & Production Co. (a)(b)	5,327	171,210
Quicksilver Resources, Inc. (a)(b)	4,491	66,197
SandRidge Energy, Inc. (a)(b)	14,383	105,284
SM Energy Co. (a)	2,401	141,491
Southern Union Co. (a)	4,369	105,162
Sunoco, Inc.	4,606	185,668
Teekay Corp. (a)	1,588	52,531
Tesoro Corp. (a)(b)	5,379	99,727
Whiting Petroleum Corp. (b)	2,233	261,685

		2,546,953

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	1,576	119,650
MeadWestvaco Corp. (a)	6,527	170,746

		290,396

PERSONAL PRODUCTS — 0.5%
Alberto-Culver Co.	3,393	125,677
Herbalife, Ltd. (a)	2,207	150,892

		276,569

PHARMACEUTICALS — 1.0%
Endo Pharmaceuticals Holdings, Inc. (a)(b)	3,976	141,983
King Pharmaceuticals, Inc. (b)	9,475	133,124
Perrigo Co. (a)	3,248	205,696
Salix Pharmaceuticals, Ltd. (a)(b)	1,925	90,398

		571,201

PROFESSIONAL SERVICES — 1.7%
Equifax, Inc.	4,829	171,913
FTI Consulting, Inc. (a)(b)	1,766	65,837
IHS, Inc. (Class A) (a)(b)	1,782	143,255
Manpower, Inc. (a)	3,129	196,376
Robert Half International, Inc. (a)	5,642	172,645
The Dun & Bradstreet Corp.	1,926	158,105
Towers Watson & Co. (Class A) (a)	1,955	101,777

		1,009,908

REAL ESTATE INVESTMENT TRUSTS — 7.0%
Alexandria Real Estate Equities, Inc. (a)	2,080	152,381
AMB Property Corp. (a)	6,424	203,705
Apartment Investment & Management Co. (Class A) (a)	4,391	113,463
BRE Properties, Inc.	2,397	104,270
Camden Property Trust	2,617	141,266
Chimera Investment Corp. (a)	38,165	156,858
Corporate Office Properties Trust (a)	2,547	89,018
Developers Diversified Realty Corp. (a)	7,101	100,053
Digital Realty Trust, Inc. (a)	3,421	176,318
Douglas Emmett, Inc. (a)	4,564	75,762

See accompanying notes to financial statements.

35

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Duke Realty Corp.	9,276	$115,579
Essex Property Trust, Inc. (a)	1,153	131,696
Federal Realty Investment Trust (a)	2,326	181,265
Highwoods Properties, Inc. (a)	2,731	86,982
Hospitality Properties Trust	4,637	106,837
Liberty Property Trust (a)	4,332	138,277
Mack-Cali Realty Corp. (a)	2,989	98,816
MFA Financial, Inc. (a)	10,537	85,982
National Retail Properties, Inc. (a)	3,172	84,058
Nationwide Health Properties, Inc.	5,126	186,484
OMEGA Healthcare Investors, Inc. (a)	3,695	82,916
Piedmont Office Realty Trust, Inc. (Class A) (a)	5,051	101,727
Rayonier, Inc.	3,037	159,503
Realty Income Corp.	4,419	151,130
Regency Centers Corp. (a)	3,174	134,070
Senior Housing Properties Trust (a)	4,772	104,698
SL Green Realty Corp. (a)	2,976	200,910
Taubman Centers, Inc. (a)	2,051	103,534
The Macerich Co. (a)	4,950	234,482
UDR, Inc. (a)	6,895	162,170
Washington Real Estate Investment Trust (a)	2,403	74,469
Weingarten Realty Investors (a)	4,496	106,825

		4,145,504

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CB Richard Ellis Group, Inc. (Class A) (a)(b)	11,220	229,786
Jones Lang LaSalle, Inc.	1,582	132,761
The St. Joe Co. (a)(b)	3,446	75,295

		437,842

ROAD & RAIL — 1.2%
Hertz Global Holdings, Inc. (a)(b)	6,918	100,242
J.B. Hunt Transport Services, Inc.	3,573	145,814
Kansas City Southern (a)(b)	3,890	186,175
Knight Transportation, Inc. (a)	2,183	41,477
Landstar Systems, Inc. (a)	1,888	77,295
Ryder Systems, Inc. (a)	1,969	103,648
Werner Enterprises, Inc. (a)	1,986	44,884

		699,535

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Micro Devices, Inc. (a)(b)	21,448	175,445
Atmel Corp. (b)	17,619	217,066
Lam Research Corp. (b)	4,624	239,431
LSI Corp. (b)	23,423	140,304
MEMC Electronic Materials, Inc. (a)(b)	8,545	96,217
National Semiconductor Corp. (a)	9,083	124,982
Novellus Systems, Inc. (b)	3,455	111,666
ON Semiconductor Corp. (b)	16,380	161,834
PMC-Sierra, Inc. (a)(b)	8,550	73,444
Rambus, Inc. (b)	4,210	86,221
Silicon Laboratories, Inc. (a)(b)	1,677	77,175
Skyworks Solutions, Inc. (a)(b)	6,752	193,310
Varian Semiconductor Equipment Associates, Inc. (a)(b)	2,794	103,294

		1,800,389

SOFTWARE — 3.5%
Ansys, Inc. (b)	3,455	179,902
Cadence Design Systems, Inc. (a)(b)	10,130	83,674
Compuware Corp. (a)(b)	8,547	99,744
Concur Technologies, Inc. (a)(b)	1,693	87,917
Factset Research Systems, Inc. (a)	1,605	150,485
Informatica Corp. (a)(b)	3,514	154,721
Jack Henry & Associates, Inc. (a)	3,149	91,793
MICROS Systems, Inc. (b)	2,994	131,317
Novell, Inc. (b)	13,004	76,984
Nuance Communications, Inc. (a)(b)	9,169	166,692
Parametric Technology Corp. (b)	4,360	98,231
Quality Systems, Inc. (a)	699	48,804
Quest Software, Inc. (a)(b)	2,339	64,884
Rovi Corp. (a)(b)	3,937	244,133
Solera Holdings, Inc. (a)	2,603	133,586
Synopsys, Inc. (b)	5,722	153,979
TIBCO Software, Inc. (b)	6,360	125,356

		2,092,202

SPECIALTY RETAIL — 4.4%
Aaron’s, Inc. (a)	2,808	57,255
Abercrombie & Fitch Co. (Class A) (a)	3,316	191,101
Aeropostale, Inc. (a)(b)	3,541	87,250
American Eagle Outfitters, Inc. (a)	7,420	108,555
AutoNation, Inc. (a)(b)	1,697	47,855
CarMax, Inc. (a)(b)	8,498	270,916
Chico’s FAS, Inc. (a)	6,778	81,539
Dick’s Sporting Goods, Inc. (a)(b)	3,280	123,000
Foot Locker, Inc. (a)	5,833	114,443
GameStop Corp. (Class A) (a)(b)	5,843	133,688
Guess ?, Inc.	2,452	116,029
J. Crew Group, Inc. (b)	2,279	98,316
PetSmart, Inc.	4,519	179,947
RadioShack Corp. (a)	4,701	86,922
Signet Jewelers, Ltd. (b)	3,204	139,054
Tiffany & Co. (a)	4,821	300,204
Tractor Supply Co. (a)	2,725	132,135
Urban Outfitters, Inc. (a)(b)	4,994	178,835
Williams-Sonoma, Inc. (a)	3,723	132,874

		2,579,918

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Fossil, Inc. (b)	1,773	124,961
Hanesbrands, Inc. (b)	3,523	89,484
Phillips-Van Heusen Corp. (a)	2,334	147,066

		361,511

THRIFTS & MORTGAGE FINANCE — 0.5%
Capitol Federal Financial, Inc.	6,328	75,367
First Niagara Financial Group, Inc. (a)	7,835	109,533
TFS Financial Corp. (a)	3,588	32,364

See accompanying notes to financial statements.

36

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Washington Federal, Inc. (a)	4,220	$71,402

		288,666

TRADING COMPANIES & DISTRIBUTORS — 0.2%
MSC Industrial Direct Co., Inc. (Class A) (a)	1,654	106,997

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
MetroPCS Communications, Inc. (a)(b)	9,396	118,672
SBA Communications Corp. (Class A) (a)(b)	4,377	179,194
Telephone & Data Systems, Inc. (a)	3,565	130,301
US Cellular Corp. (b)	610	30,463

		458,630

TOTAL COMMON STOCKS —
(Cost $50,655,569)		59,000,593

SHORT TERM INVESTMENTS — 27.9%
MONEY MARKET FUNDS — 27.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	16,390,393	16,390,393
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	134,458	134,458

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,524,851)		16,524,851

TOTAL INVESTMENTS — 127.7% (g)
(Cost $67,180,420)		75,525,444
OTHER ASSETS & LIABILITIES — (27.7)%		(16,400,238)

NET ASSETS — 100.0%		$59,125,206

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

37

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
BE Aerospace, Inc. (a)	13,094	$484,871

AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	2,800	158,732

AUTO COMPONENTS — 1.6%
BorgWarner, Inc. (a)(b)	8,650	625,914
Gentex Corp.	18,000	532,080

		1,157,994

BEVERAGES — 0.7%
Hansen Natural Corp. (a)	8,852	462,783

BIOTECHNOLOGY — 1.2%
United Therapeutics Corp. (a)(b)	6,499	410,867
Vertex Pharmaceuticals, Inc. (a)	12,387	433,916

		844,783

BUILDING PRODUCTS — 0.2%
Lennox International, Inc.	2,300	108,767

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (a)	3,798	376,837
Eaton Vance Corp.	9,295	280,988
Greenhill & Co., Inc.	1,570	128,238
Jefferies Group, Inc.	5,651	150,486
SEI Investments Co.	9,158	217,869
Waddell & Reed Financial, Inc. (Class A)	11,084	391,154

		1,545,572

CHEMICALS — 2.9%
Albemarle Corp.	11,844	660,658
Intrepid Potash, Inc. (a)	5,658	210,987
Lubrizol Corp.	8,476	905,915
NewMarket Corp.	1,300	160,381
The Scotts Miracle-Gro Co. (Class A)	3,000	152,310

		2,090,251

COMMERCIAL BANKS — 0.4%
Bank of Hawaii Corp.	2,200	103,862
SVB Financial Group (a)(b)	1,900	100,795
Westamerica Bancorporation	1,600	88,752

		293,409

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Clean Harbors, Inc. (a)	1,311	110,229
Copart, Inc. (a)	8,928	333,461
Corrections Corp. of America (a)	8,060	201,984
Deluxe Corp.	2,600	59,852
Herman Miller, Inc. (b)	2,600	65,780
Rollins, Inc.	8,095	159,876
Waste Connections, Inc. (b)	8,661	238,437

		1,169,619

COMMUNICATIONS EQUIPMENT — 2.9%
ADTRAN, Inc.	8,100	293,301
Ciena Corp. (a)(b)	5,900	124,195
CommScope, Inc. (a)	12,159	379,604
Plantronics, Inc.	3,900	145,158
Polycom, Inc. (a)	11,076	431,743
Riverbed Technology, Inc. (a)	18,867	663,552

		2,037,553

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc. (b)	2,027	186,970

CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	4,525	215,254
Packaging Corp. of America	6,600	170,544
Rock-Tenn Co. (Class A)	2,700	145,665
Silgan Holdings, Inc.	3,100	111,011

		642,474

DISTRIBUTORS — 0.6%
LKQ Corp. (a)	18,490	420,093

DIVERSIFIED CONSUMER SERVICES — 1.4%
ITT Educational Services, Inc. (a)	3,400	216,546
Service Corp. International	16,300	134,475
Sotheby’s	8,600	387,000
Strayer Education, Inc. (b)	1,729	263,188

		1,001,209

DIVERSIFIED FINANCIAL SERVICES — 0.8%
MSCI, Inc. (Class A) (a)	15,369	598,776

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
tw telecom, inc. (a)	19,366	330,190

ELECTRIC UTILITIES — 0.3%
DPL, Inc.	7,300	187,683

ELECTRICAL EQUIPMENT — 2.6%
Acuity Brands, Inc. (b)	2,109	121,626
AMETEK, Inc.	12,954	508,444
Baldor Electric Co.	6,000	378,240
Hubbell, Inc. (Class B)	4,100	246,533
Regal-Beloit Corp.	2,021	134,922
Thomas & Betts Corp. (a)	4,200	202,860
Woodward Governor Co.	7,573	284,442

		1,877,067

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Itron, Inc. (a)	3,655	202,670
Mettler-Toledo International, Inc. (a)	4,214	637,199
National Instruments Corp.	3,932	148,000
Trimble Navigation, Ltd. (a)	9,749	389,278
Vishay Intertechnology, Inc. (a)	12,200	179,096

		1,556,243

ENERGY EQUIPMENT & SERVICES — 2.1%
Atwood Oceanics, Inc. (a)	7,200	269,064
Dril-Quip, Inc. (a)	4,456	346,320
Oceaneering International, Inc. (a)	6,953	511,949
Superior Energy Services, Inc. (a)	10,136	354,659

		1,481,992

FOOD PRODUCTS — 1.4%
Corn Products International, Inc.	5,300	243,800
Flowers Foods, Inc.	5,182	139,447
Green Mountain Coffee Roasters, Inc. (a)	15,023	493,656
Lancaster Colony Corp. (b)	1,400	80,080

See accompanying notes to financial statements.

38

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Tootsie Roll Industries, Inc.	1,300	$37,661

		994,644

HEALTH CARE EQUIPMENT & SUPPLIES — 6.1%
Beckman Coulter, Inc.	3,789	285,047
Edwards Lifesciences Corp. (a)	14,732	1,190,935
Gen-Probe, Inc. (a)(b)	6,201	361,828
Hill-Rom Holdings, Inc.	3,252	128,031
Hologic, Inc. (a)	11,353	213,663
IDEXX Laboratories, Inc. (a)	7,447	515,481
Immucor, Inc. (a)	5,400	107,082
Kinetic Concepts, Inc. (a)	8,026	336,129
Masimo Corp.	4,666	135,641
ResMed, Inc. (a)	19,551	677,247
STERIS Corp.	3,800	138,548
Thoratec Corp. (a)	7,493	212,202

		4,301,834

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Health Management Associates, Inc. (Class A) (a)	32,100	306,234
Henry Schein, Inc. (a)	6,400	392,896
Lincare Holdings, Inc.	12,561	337,012
MEDNAX, Inc. (a)	6,160	414,506
Universal Health Services, Inc. (Class B)	12,465	541,230
VCA Antech, Inc. (a)	5,536	128,934
WellCare Health Plans, Inc. (a)	2,800	84,616

		2,205,428

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	23,955	461,613

HOTELS, RESTAURANTS & LEISURE — 3.5%
Bally Technologies, Inc. (a)	6,847	288,875
Brinker International, Inc.	5,800	121,104
Chipotle Mexican Grill, Inc. (a)	3,997	850,002
Life Time Fitness, Inc. (a)	5,400	221,346
Panera Bread Co. (Class A) (a)	3,938	398,565
The Cheesecake Factory, Inc. (a)	7,600	233,016
WMS Industries, Inc. (a)	7,391	334,369

		2,447,277

HOUSEHOLD DURABLES — 0.5%
Tupperware Brands Corp.	8,100	386,127

HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	4,600	317,492
Energizer Holdings, Inc. (a)	3,879	282,779

		600,271

INSURANCE — 0.5%
Arthur J. Gallagher & Co.	5,800	168,664
Brown & Brown, Inc.	6,887	164,875

		333,539

INTERNET SOFTWARE & SERVICES — 1.6%
Digital River, Inc. (a)	5,100	175,542
Equinix, Inc. (a)	5,922	481,221
Rackspace Hosting, Inc. (a)(b)	12,441	390,772
ValueClick, Inc. (a)	6,700	107,401

		1,154,936

IT SERVICES — 3.2%
Acxiom Corp. (a)	4,500	77,175
Alliance Data Systems Corp. (a)	6,739	478,671
Broadridge Financial Solutions, Inc.	8,200	179,826
DST Systems, Inc.	2,266	100,497
Gartner, Inc. (a)	9,386	311,616
Global Payments, Inc.	10,257	473,976
Lender Processing Services, Inc.	11,700	345,384
ManTech International Corp. (Class A) (a)	1,500	61,995
NeuStar, Inc. (Class A) (a)	9,442	245,964

		2,275,104

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Polaris Industries, Inc.	4,404	343,600

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Bio-Rad Laboratories, Inc. (Class A) (a)	1,486	154,321
Charles River Laboratories International, Inc. (a)	3,310	117,637
Covance, Inc. (a)(b)	4,740	243,684
Pharmaceutical Product Development, Inc.	5,981	162,324
Techne Corp.	2,820	185,190

		863,156

MACHINERY — 7.4%
AGCO Corp. (a)	6,186	313,383
Bucyrus International, Inc.	10,400	929,760
Crane Co.	3,500	143,745
Donaldson Co., Inc.	5,333	310,807
Gardner Denver, Inc.	6,761	465,292
Graco, Inc.	3,700	145,965
IDEX Corp.	5,900	230,808
Joy Global, Inc.	13,327	1,156,117
Kennametal, Inc.	3,500	138,110
Lincoln Electric Holdings, Inc.	1,923	125,514
Nordson Corp.	2,564	235,580
Oshkosh Corp. (a)	6,366	224,338
SPX Corp.	3,214	229,769
The Timken Co.	5,042	240,655
Valmont Industries, Inc. (b)	1,880	166,812
Wabtec Corp.	3,547	187,601

		5,244,256

MARINE — 0.2%
Kirby Corp. (a)	3,936	173,381

MEDIA — 1.0%
DreamWorks Animation SKG, Inc. (Class A) (a)	9,202	271,183
John Wiley & Sons, Inc. (Class A)	3,602	162,954
Lamar Advertising Co. (Class A) (a)(b)	7,371	293,661

		727,798

METALS & MINING — 0.6%
Carpenter Technology Corp.	2,100	84,504

See accompanying notes to financial statements.

39

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Compass Minerals International, Inc.	4,199	$374,845

		459,349

MULTI-UTILITIES — 0.9%
Aqua America, Inc.	9,000	202,320
Black Hills Corp.	2,500	75,000
National Fuel Gas Co.	5,500	360,910

		638,230

MULTILINE RETAIL — 1.3%
99 Cents Only Stores (a)	3,000	47,820
Dollar Tree, Inc. (a)	16,100	902,888

		950,708

OFFICE ELECTRONICS — 0.4%
Zebra Technologies Corp. (Class A) (a)	7,262	275,883

OIL, GAS & CONSUMABLE FUELS — 2.8%
Arch Coal, Inc.	9,578	335,805
Bill Barrett Corp. (a)(b)	6,059	249,207
Cimarex Energy Co.	6,300	557,739
Forest Oil Corp. (a)	6,400	243,008
Patriot Coal Corp. (a)	5,100	98,787
Quicksilver Resources, Inc. (a)	15,046	221,778
SM Energy Co.	4,666	274,967

		1,981,291

PERSONAL PRODUCTS — 0.3%
Alberto-Culver Co.	6,169	228,500

PHARMACEUTICALS — 2.0%
Endo Pharmaceuticals Holdings, Inc. (a)	14,970	534,579
Medicis Pharmaceutical Corp. (Class A)	7,800	208,962
Perrigo Co.	10,673	675,921

		1,419,462

PROFESSIONAL SERVICES — 0.5%
FTI Consulting, Inc. (a)	3,159	117,768
The Corporate Executive Board Co.	2,500	93,875
Towers Watson & Co. (Class A) (b)	2,340	121,820

		333,463

REAL ESTATE INVESTMENT TRUSTS — 7.9%
Alexandria Real Estate Equities, Inc.	2,886	211,428
AMB Property Corp.	7,300	231,483
BRE Properties, Inc.	4,100	178,350
Camden Property Trust	4,300	232,114
Corporate Office Properties Trust (b)	8,578	299,801
Duke Realty Corp.	11,300	140,798
Essex Property Trust, Inc.	2,078	237,349
Federal Realty Investment Trust	4,320	336,658
Highwoods Properties, Inc.	3,800	121,030
Liberty Property Trust (b)	5,800	185,136
Mack-Cali Realty Corp.	3,400	112,404
Nationwide Health Properties, Inc.	9,200	334,696
OMEGA Healthcare Investors, Inc.	6,600	148,104
Potlatch Corp.	1,700	55,335
Rayonier, Inc.	5,000	262,600
Realty Income Corp.	9,600	328,320
Regency Centers Corp.	4,400	185,856
Senior Housing Properties Trust	8,100	177,714
SL Green Realty Corp.	10,052	678,611
The Macerich Co.	16,700	791,079
UDR, Inc.	10,700	251,664
Weingarten Realty Investors	5,100	121,176

		5,621,706

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	5,459	458,119

ROAD & RAIL — 0.9%
J.B. Hunt Transport Services, Inc.	6,019	245,635
Kansas City Southern (a)	5,907	282,709
Landstar Systems, Inc.	2,306	94,408

		622,752

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
Atmel Corp. (a)	59,245	729,899
Cree, Inc. (a)	14,006	922,855
Fairchild Semiconductor International, Inc. (a)	9,000	140,490
International Rectifier Corp. (a)	4,100	121,729
Lam Research Corp. (a)	8,136	421,282
RF Micro Devices, Inc. (a)	35,200	258,720
Semtech Corp. (a)	8,000	181,120
Silicon Laboratories, Inc. (a)	5,573	256,470
Skyworks Solutions, Inc. (a)	23,545	674,093

		3,706,658

SOFTWARE — 7.9%
ACI Worldwide, Inc. (a)	4,200	112,854
Advent Software, Inc. (a)	2,118	122,675
Ansys, Inc. (a)	11,680	608,178
Cadence Design Systems, Inc. (a)	15,767	130,235
Concur Technologies, Inc. (a)	5,830	302,752
Factset Research Systems, Inc.	6,002	562,747
Fair Isaac Corp.	1,800	42,066
Informatica Corp. (a)	12,054	530,738
Jack Henry & Associates, Inc.	10,962	319,542
Mentor Graphics Corp. (a)	4,900	58,800
MICROS Systems, Inc. (a)	10,316	452,460
Parametric Technology Corp. (a)	7,670	172,805
Quest Software, Inc. (a)	7,672	212,821
Rovi Corp. (a)	13,502	837,259
Solera Holdings, Inc.	9,017	462,752
Synopsys, Inc. (a)	10,100	271,791
TIBCO Software, Inc. (a)	21,387	421,538

		5,622,013

SPECIALTY RETAIL — 6.5%
Advance Auto Parts, Inc.	10,800	714,420
Aeropostale, Inc. (a)	11,809	290,974
American Eagle Outfitters, Inc.	10,800	158,004
AnnTaylor Stores Corp. (a)	7,400	202,686
Ascena Retail Group, Inc. (a)	8,900	235,138
Chico’s FAS, Inc.	22,787	274,128
Dick’s Sporting Goods, Inc. (a)	11,369	426,337
Guess ?, Inc.	8,242	390,011
J. Crew Group, Inc. (a)	8,207	354,050
PetSmart, Inc.	15,217	605,941
Tractor Supply Co.	9,342	452,994

See accompanying notes to financial statements.

40

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Williams-Sonoma, Inc.	13,600	$485,384

		4,590,067

TEXTILES, APPAREL & LUXURY GOODS — 3.0%
Deckers Outdoor Corp. (a)	5,000	398,700
Fossil, Inc. (a)	6,597	464,957
Hanesbrands, Inc. (a)	4,400	111,760
Phillips-Van Heusen Corp.	8,500	535,585
The Timberland Co. (Class A) (a)	2,500	61,475
The Warnaco Group, Inc. (a)	5,700	313,899
Under Armour, Inc. (Class A) (a)	4,500	246,780

		2,133,156

TRADING COMPANIES & DISTRIBUTORS — 0.5%
MSC Industrial Direct Co., Inc. (Class A)	3,262	211,019
United Rentals, Inc. (a)	3,200	72,800
Watsco, Inc.	1,300	82,004

		365,823

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Syniverse Holdings, Inc. (a)	9,000	277,650

TOTAL COMMON STOCKS —
(Cost $71,187,047)		70,834,825

SHORT TERM INVESTMENTS — 3.3%
MONEY MARKET FUNDS — 3.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,202,278	2,202,278
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	115,732	115,732

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,318,010)		2,318,010

TOTAL INVESTMENTS — 103.1% (f)
(Cost $73,505,057)		73,152,835
OTHER ASSETS & LIABILITIES — (3.1)%		(2,175,173)

NET ASSETS — 100.0%		$70,977,662

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan as of December 31, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

41

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.4%
Alliant Techsystems, Inc. (a)(b)	1,592	$118,493

AIRLINES — 0.6%
AirTran Holdings, Inc. (b)	6,500	48,035
Alaska Air Group, Inc. (b)	700	39,683
JetBlue Airways Corp. (b)	9,600	63,456

		151,174

AUTO COMPONENTS — 0.6%
BorgWarner, Inc. (a)(b)	2,240	162,086

AUTOMOBILES — 0.2%
Thor Industries, Inc. (a)	2,000	67,920

BIOTECHNOLOGY — 0.7%
Vertex Pharmaceuticals, Inc. (a)(b)	5,160	180,755

BUILDING PRODUCTS — 0.2%
Lennox International, Inc. (a)	1,264	59,775

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (a)(b)	1,100	109,142
Apollo Investment Corp.	9,300	102,951
Eaton Vance Corp. (a)	2,200	66,506
Greenhill & Co., Inc.	636	51,948
Jefferies Group, Inc.	3,800	101,194
Raymond James Financial, Inc. (a)	4,805	157,124
SEI Investments Co. (a)	3,640	86,596

		675,461

CHEMICALS — 3.8%
Ashland, Inc.	3,825	194,540
Cabot Corp.	3,185	119,915
Cytec Industries, Inc.	2,404	127,556
Minerals Technologies, Inc.	900	58,869
Olin Corp. (a)	3,800	77,976
RPM International, Inc. (a)	6,271	138,589
Sensient Technologies Corp. (a)	2,400	88,152
The Scotts Miracle-Gro Co. (Class A)	1,111	56,405
The Valspar Corp.	4,783	164,918

		1,026,920

COMMERCIAL BANKS — 6.8%
Associated Ban-Corp. (a)	8,289	125,578
BancorpSouth, Inc. (a)	3,500	55,825
Bank of Hawaii Corp. (a)	1,503	70,957
Cathay General Bancorp (a)	3,700	61,790
City National Corp. (a)	2,234	137,078
Commerce Bancshares, Inc. (a)	3,740	148,608
Cullen/Frost Bankers, Inc. (a)	2,957	180,732
East West Bancorp, Inc. (a)	7,100	138,805
First Horizon National Corp. (b)	—	3
FirstMerit Corp. (a)	5,309	105,065
Fulton Financial Corp. (a)	9,446	97,672
International Bancshares Corp. (a)	2,500	50,075
PacWest Bancorp (a)	1,500	32,070
Prosperity Bancshares, Inc. (a)	2,227	87,476
SVB Financial Group (b)	1,300	68,965
Synovus Financial Corp. (a)	37,400	98,736
TCF Financial Corp.	6,039	89,438
Trustmark Corp. (a)	2,700	67,068
Valley National Bancorp (a)	7,660	109,538
Webster Financial Corp. (a)	3,500	68,950
Westamerica Bancorporation (a)	787	43,655

		1,838,084

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Clean Harbors, Inc. (a)(b)	646	54,315
Corrections Corp. of America (a)(b)	2,300	57,638
Deluxe Corp. (a)	1,500	34,530
Herman Miller, Inc. (a)	1,700	43,010
HNI Corp.	2,199	68,609
Mine Safety Appliances Co.	1,500	46,695
The Brink’s Co.	2,200	59,136
Waste Connections, Inc. (a)	2,300	63,319

		427,252

COMMUNICATIONS EQUIPMENT — 0.3%
Ciena Corp. (a)(b)	2,300	48,415
Plantronics, Inc.	800	29,776

		78,191

COMPUTERS & PERIPHERALS — 0.8%
Diebold, Inc. (a)	3,206	102,752
NCR Corp. (a)(b)	7,600	116,812

		219,564

CONSTRUCTION & ENGINEERING — 2.7%
Aecom Technology Corp. (a)(b)	5,700	159,429
Granite Construction, Inc. (a)	1,600	43,888
KBR, Inc.	7,318	222,979
The Shaw Group, Inc. (b)	4,100	140,343
URS Corp. (b)	3,950	164,360

		730,999

CONSTRUCTION MATERIALS — 0.5%
Martin Marietta Materials, Inc. (a)	1,440	132,826

CONTAINERS & PACKAGING — 2.2%
AptarGroup, Inc. (a)	1,500	71,355
Greif, Inc. (Class A)	1,521	94,150
Packaging Corp. of America (a)	2,481	64,109
Rock-Tenn Co. (Class A)	842	45,426
Silgan Holdings, Inc. (a)	1,271	45,514
Sonoco Products Co.	4,997	168,249
Temple-Inland, Inc. (a)	5,120	108,749

		597,552

DIVERSIFIED CONSUMER SERVICES — 0.8%
Career Education Corp. (b)	3,174	65,797
Matthews International Corp. (Class A) (a)	1,400	48,972
Regis Corp. (a)	2,700	44,820
Service Corp. International	5,578	46,019

		205,608

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Cincinnati Bell, Inc. (a)(b)	9,600	26,880

ELECTRIC UTILITIES — 2.5%
Cleco Corp. (a)	2,897	89,112
DPL, Inc. (a)	2,950	75,845
Great Plains Energy, Inc. (a)	6,490	125,841
Hawaiian Electric Industries, Inc. (a)	4,495	102,441
IDACORP, Inc.	2,332	86,237

See accompanying notes to financial statements.

42

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

PNM Resources, Inc. (a)	4,100	$53,382
Westar Energy, Inc.	5,355	134,732

		667,590

ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc. (a)	1,307	75,375
AMETEK, Inc. (a)	2,850	111,862
Hubbell, Inc. (Class B)	1,352	81,296
Regal-Beloit Corp. (a)	1,100	73,436
Thomas & Betts Corp. (b)	927	44,774

		386,743

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Arrow Electronics, Inc. (a)(b)	5,618	192,416
Avnet, Inc. (a)(b)	7,361	243,134
Ingram Micro, Inc. (Class A) (b)	7,500	143,175
Itron, Inc. (b)	600	33,270
National Instruments Corp.	1,300	48,932
Tech Data Corp. (b)	2,277	100,234
Trimble Navigation, Ltd. (a)(b)	2,100	83,853
Vishay Intertechnology, Inc. (a)(b)	3,300	48,444

		893,458

ENERGY EQUIPMENT & SERVICES — 2.9%
Exterran Holdings, Inc. (b)	3,000	71,850
Helix Energy Solutions Group, Inc. (a)(b)	5,000	60,700
Patterson-UTI Energy, Inc.	7,384	159,125
Pride International, Inc. (b)	8,506	280,698
Tidewater, Inc. (a)	2,451	131,962
Unit Corp. (a)(b)	1,895	88,080

		792,415

FOOD & STAPLES RETAILING — 0.7%
BJ’s Wholesale Club, Inc. (b)	2,660	127,414
Ruddick Corp. (a)	2,097	77,253

		204,667

FOOD PRODUCTS — 1.8%
Corn Products International, Inc. (a)	1,626	74,796
Flowers Foods, Inc.	1,700	45,747
Lancaster Colony Corp. (a)	414	23,681
Ralcorp Holdings, Inc. (a)(b)	2,667	173,382
Smithfield Foods, Inc. (b)	7,956	164,132
Tootsie Roll Industries, Inc. (a)	652	18,888

		500,626

GAS UTILITIES — 3.1%
AGL Resources, Inc.	3,749	134,402
Atmos Energy Corp.	4,326	134,971
Energen Corp.	3,491	168,476
Questar Corp. (a)	8,373	145,774
UGI Corp. (a)	5,364	169,395
WGL Holdings, Inc. (a)	2,420	86,563

		839,581

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Beckman Coulter, Inc. (a)	1,953	146,924
Hill-Rom Holdings, Inc. (a)	1,813	71,378
Hologic, Inc. (a)(b)	8,200	154,324
Immucor, Inc. (a)(b)	1,300	25,779
Masimo Corp. (a)	1,100	31,977
STERIS Corp. (a)	1,461	53,268
Teleflex, Inc. (a)	1,951	104,983

		588,633

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Community Health Systems, Inc. (b)	4,495	167,978
Health Net, Inc. (b)	4,653	126,981
Henry Schein, Inc. (a)(b)	2,066	126,832
Kindred Healthcare, Inc. (b)	1,900	34,903
LifePoint Hospitals, Inc. (a)(b)	2,575	94,631
Omnicare, Inc.	5,639	143,174
Owens & Minor, Inc. (a)	3,096	91,115
VCA Antech, Inc. (a)(b)	2,100	48,909
WellCare Health Plans, Inc. (a)(b)	1,000	30,220

		864,743

HOTELS, RESTAURANTS & LEISURE — 1.0%
Bob Evans Farms, Inc.	1,504	49,572
Boyd Gaming Corp. (b)	2,700	28,620
Brinker International, Inc. (a)	2,273	47,460
International Speedway Corp. (Class A) (a)	1,400	36,638
Scientific Games Corp. (Class A) (a)(b)	3,000	29,880
Wendy’s/Arby’s Group, Inc. (Class A)	15,300	70,686

		262,856

HOUSEHOLD DURABLES — 2.4%
American Greetings Corp. (Class A) (a)	1,900	42,104
KB HOME	3,400	45,866
M.D.C. Holdings, Inc. (a)	1,800	51,786
Mohawk Industries, Inc. (b)	2,700	153,252
NVR, Inc. (a)(b)	274	189,340
Ryland Group, Inc. (a)	2,100	35,763
Toll Brothers, Inc. (a)(b)	6,876	130,644

		648,755

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc. (a)	1,700	117,334
Energizer Holdings, Inc. (b)	1,956	142,592

		259,926

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Dynegy, Inc. (b)	4,900	27,538

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	2,931	116,478

INSURANCE — 7.4%
American Financial Group, Inc.	3,753	121,184
Arthur J. Gallagher & Co.	2,926	85,088
Brown & Brown, Inc. (a)	3,000	71,820
Everest Re Group, Ltd.	2,651	224,858
Fidelity National Financial, Inc. (Class A) (a)	10,864	148,619
First American Financial Corp. (a)	4,988	74,521
HCC Insurance Holdings, Inc.	5,524	159,865
Mercury General Corp. (a)	1,703	73,246
Old Republic International Corp. (a)	12,163	165,782
Protective Life Corp.	4,100	109,224

See accompanying notes to financial statements.

43

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Reinsurance Group of America, Inc. (a)	3,523	$189,220
StanCorp Financial Group, Inc.	2,212	99,850
The Hanover Insurance Group, Inc. (a)	2,158	100,822
Transatlantic Holdings, Inc.	3,072	158,577
Unitrin, Inc.	2,400	58,896
W.R. Berkley Corp. (a)	5,685	155,655

		1,997,227

INTERNET SOFTWARE & SERVICES — 0.5%
AOL, Inc. (a)(b)	5,130	121,632
ValueClick, Inc. (b)	1,300	20,839

		142,471

IT SERVICES — 1.4%
Acxiom Corp. (a)(b)	2,100	36,015
Broadridge Financial Solutions, Inc. (a)	2,929	64,233
Convergys Corp. (a)(b)	5,800	76,386
CoreLogic, Inc.	4,968	92,007
DST Systems, Inc. (a)	850	37,698
ManTech International Corp. (Class A) (b)	500	20,665
SRA International, Inc. (Class A) (a)(b)	2,000	40,900

		367,904

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Eastman Kodak Co. (a)(b)	12,800	68,608

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Rad Laboratories, Inc. (Class A) (b)	400	41,540
Charles River Laboratories International, Inc. (b)	1,500	53,310
Covance, Inc. (a)(b)	1,400	71,974
Pharmaceutical Product Development, Inc.	3,500	94,990
Techne Corp. (a)	750	49,253

		311,067

MACHINERY — 5.6%
AGCO Corp. (a)(b)	2,178	110,338
Crane Co.	912	37,456
Donaldson Co., Inc. (a)	1,700	99,076
Graco, Inc. (a)	1,521	60,003
Harsco Corp. (a)	3,926	111,184
IDEX Corp.	1,718	67,208
Kennametal, Inc. (a)	2,684	105,911
Lincoln Electric Holdings, Inc. (a)	1,300	84,851
Nordson Corp. (a)	700	64,316
Oshkosh Corp. (b)	1,950	68,718
Pentair, Inc. (a)	4,748	173,350
SPX Corp.	1,252	89,505
Terex Corp. (a)(b)	5,200	161,408
The Timken Co.	2,000	95,460
Trinity Industries, Inc. (a)	3,800	101,118
Valmont Industries, Inc. (a)	340	30,168
Wabtec Corp. (a)	1,000	52,890

		1,512,960

MARINE — 0.5%
Alexander & Baldwin, Inc.	2,000	80,060
Kirby Corp. (a)(b)	1,100	48,455

		128,515

MEDIA — 0.6%
Harte-Hanks, Inc. (a)	1,900	24,263
John Wiley & Sons, Inc. (Class A) (a)	900	40,716
Scholastic Corp.	1,100	32,494
The New York Times Co. (Class A) (b)	5,600	54,880

		152,353

METALS & MINING — 2.1%
Carpenter Technology Corp.	1,300	52,312
Commercial Metals Co. (a)	5,426	90,017
Reliance Steel & Aluminum Co. (a)	3,600	183,960
Steel Dynamics, Inc. (a)	10,400	190,320
Worthington Industries, Inc. (a)	2,600	47,840

		564,449

MULTI-UTILITIES — 4.8%
Alliant Energy Corp.	5,332	196,058
Aqua America, Inc. (a)	3,307	74,341
Black Hills Corp.	900	27,000
MDU Resources Group, Inc.	9,136	185,187
National Fuel Gas Co. (a)	1,904	124,940
NSTAR (a)	4,961	209,305
NV Energy, Inc.	11,264	158,259
OGE Energy Corp.	4,689	213,537
Vectren Corp.	3,922	99,540

		1,288,167

MULTILINE RETAIL — 0.4%
99 Cents Only Stores (b)	1,100	17,534
Saks, Inc. (b)	7,700	82,390

		99,924

OIL, GAS & CONSUMABLE FUELS — 4.0%
Arch Coal, Inc. (a)	4,200	147,252
Cimarex Energy Co.	1,700	150,501
Comstock Resources, Inc. (a)(b)	2,300	56,488
Forest Oil Corp. (a)(b)	3,095	117,517
Frontier Oil Corp. (a)(b)	5,000	90,050
Overseas Shipholding Group, Inc.	1,300	46,046
Patriot Coal Corp. (b)	1,900	36,803
Plains Exploration & Production Co. (a)(b)	6,700	215,338
SM Energy Co. (a)	1,300	76,609
Southern Union Co. (a)	6,054	145,720

		1,082,324

PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp. (a)(b)	6,300	59,598

PERSONAL PRODUCTS — 0.2%
Alberto-Culver Co.	1,845	68,339

PROFESSIONAL SERVICES — 1.7%
FTI Consulting, Inc. (a)(b)	1,089	40,598
Korn/Ferry International (b)	2,200	50,842
Manpower, Inc.	3,950	247,902
Navigant Consulting, Inc. (b)	2,400	22,080

See accompanying notes to financial statements.

44

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

The Corporate Executive Board Co. (a)	700	$26,285
Towers Watson & Co. (Class A) (a)	1,300	67,678

		455,385

REAL ESTATE INVESTMENT TRUSTS — 7.2%
Alexandria Real Estate Equities, Inc.	1,600	117,216
AMB Property Corp.	5,335	169,173
BRE Properties, Inc.	1,562	67,947
Camden Property Trust	1,691	91,280
Cousins Properties, Inc. (a)	4,900	40,866
Duke Realty Corp.	7,861	97,948
Equity One, Inc.	2,200	39,996
Essex Property Trust, Inc. (a)	740	84,523
Federal Realty Investment Trust (a)	1,350	105,205
Highwoods Properties, Inc. (a)	2,014	64,146
Hospitality Properties Trust (a)	5,896	135,844
Liberty Property Trust (a)	3,343	106,709
Mack-Cali Realty Corp.	2,558	84,567
Nationwide Health Properties, Inc. (a)	2,654	96,552
OMEGA Healthcare Investors, Inc. (a)	2,251	50,512
Potlatch Corp.	1,300	42,315
Rayonier, Inc.	1,992	104,620
Realty Income Corp.	1,988	67,990
Regency Centers Corp. (a)	2,286	96,561
Senior Housing Properties Trust	3,637	79,796
UDR, Inc. (a)	4,675	109,956
Weingarten Realty Investors (a)	3,839	91,215

		1,944,937

ROAD & RAIL — 1.5%
Con-way, Inc. (a)	2,600	95,082
J.B. Hunt Transport Services, Inc.	2,000	81,620
Kansas City Southern (a)(b)	2,700	129,222
Landstar Systems, Inc.	1,500	61,410
Werner Enterprises, Inc. (a)	2,070	46,782

		414,116

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Fairchild Semiconductor International, Inc. (a)(b)	2,500	39,025
Integrated Device Technology, Inc. (b)	7,300	48,618
International Rectifier Corp. (b)	1,800	53,442
Intersil Corp. (Class A) (a)	5,900	90,093
Lam Research Corp. (b)	2,900	150,162

		381,340

SOFTWARE — 1.0%
Cadence Design Systems, Inc. (a)(b)	6,900	56,994
Fair Isaac Corp.	1,200	28,044
Mentor Graphics Corp. (a)(b)	3,400	40,800
Parametric Technology Corp. (a)(b)	2,800	63,084
Synopsys, Inc. (a)(b)	3,365	90,552

		279,474

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	3,500	71,365
American Eagle Outfitters, Inc. (a)	5,351	78,285
Barnes & Noble, Inc. (a)	1,900	26,885
Collective Brands, Inc. (b)	3,100	65,410
Foot Locker, Inc. (a)	7,464	146,444
Office Depot, Inc. (a)(b)	13,200	71,280
Rent-A-Center, Inc. (a)	3,100	100,068

		559,737

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Hanesbrands, Inc. (a)(b)	2,966	75,336
The Timberland Co. (Class A) (a)(b)	900	22,131

		97,467

THRIFTS & MORTGAGE FINANCE — 2.8%
Astoria Financial Corp. (a)	3,900	54,249
First Niagara Financial Group, Inc.	10,167	142,134
New York Community Bancorp, Inc. (a)	21,054	396,868
NewAlliance Bancshares, Inc.	5,000	74,900
Washington Federal, Inc. (a)	5,364	90,759

		758,910

TOBACCO — 0.2%
Universal Corp. (a)	1,179	47,985

TRADING COMPANIES & DISTRIBUTORS — 0.8%
GATX Corp.	2,200	77,616
MSC Industrial Direct Co., Inc. (Class A)	900	58,221
United Rentals, Inc. (a)(b)	1,700	38,675
Watsco, Inc.	900	56,772

		231,284

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems, Inc.	4,395	160,637

TOTAL COMMON STOCKS —
(Cost $25,955,605)		26,928,727

SHORT TERM INVESTMENTS — 26.7%
MONEY MARKET FUNDS — 26.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,127,929	7,127,929
State Street Institutional Liquid Reserves Fund 0.18% (d)(e)	98,137	98,137

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,226,066)		7,226,066

TOTAL INVESTMENTS — 126.2% (f)
(Cost $33,181,671)		34,154,793
OTHER ASSETS & LIABILITIES — (26.2)%		(7,101,133)

NET ASSETS — 100.0%		$27,053,660

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

45

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
AAR Corp. (a)(b)	5,390	$148,063
Aerovironment, Inc. (a)(b)	2,023	54,277
American Science & Engineering, Inc. (a)	1,217	103,725
Applied Signal Technology, Inc. (a)	1,811	68,619
Ceradyne, Inc. (a)(b)	3,393	106,981
Cubic Corp.	2,109	99,439
Curtiss-Wright Corp. (a)	6,261	207,865
Esterline Technologies Corp. (b)	4,100	281,219
GenCorp, Inc. (b)	8,073	41,738
Moog, Inc. (Class A) (a)(b)	6,141	244,412
Orbital Sciences Corp. (a)(b)	7,865	134,728
Teledyne Technologies, Inc. (b)	4,958	218,003
Triumph Group, Inc. (a)	2,269	202,871

		1,911,940

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	3,927	111,448
HUB Group, Inc. (Class A) (b)	5,133	180,374

		291,822

AIRLINES — 0.3%
Allegiant Travel Co. (a)	2,037	100,302
SkyWest, Inc. (a)	7,499	117,134

		217,436

AUTO COMPONENTS — 0.3%
Drew Industries, Inc. (a)	2,649	60,185
Spartan Motors, Inc.	4,422	26,930
Standard Motor Products, Inc.	2,633	36,072
Superior Industries International, Inc. (a)	3,157	66,992

		190,179

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)(b)	3,951	60,055

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	1,224	116,390

BIOTECHNOLOGY — 1.3%
ArQule, Inc. (a)(b)	5,095	29,908
Cubist Pharmaceuticals, Inc. (a)(b)	8,039	172,034
Emergent Biosolutions, Inc. (a)(b)	2,963	69,512
Martek Biosciences Corp. (b)	4,584	143,479
Regeneron Pharmaceuticals, Inc. (a)(b)	9,923	325,772
Savient Pharmaceuticals, Inc. (a)(b)	9,535	106,220

		846,925

BUILDING PRODUCTS — 1.2%
A.O. Smith Corp.	4,580	174,387
AAON, Inc. (a)	1,647	46,462
Apogee Enterprises, Inc. (a)	3,815	51,388
Gibraltar Industries, Inc. (a)(b)	4,093	55,542
Griffon Corp. (a)(b)	6,381	81,294
NCI Building Systems, Inc. (b)	2,315	32,387
Quanex Building Products Corp. (a)	5,096	96,671
Simpson Manufacturing Co., Inc. (a)	5,346	165,245
Universal Forest Products, Inc.	2,659	103,435

		806,811

CAPITAL MARKETS — 1.0%
Investment Technology Group, Inc. (b)	5,671	92,834
LaBranche & Cos., Inc. (a)(b)	4,881	17,572
optionsXpress Holdings, Inc. (a)	5,800	90,886
Piper Jaffray Co., Inc. (b)	2,171	76,007
Stifel Financial Corp. (a)(b)	4,749	294,628
SWS Group, Inc.	3,944	19,917
TradeStation Group, Inc. (b)	5,436	36,693

		628,537

CHEMICALS — 2.0%
A. Schulman, Inc.	4,317	98,816
American Vanguard Corp. (a)	2,922	24,954
Arch Chemicals, Inc.	3,403	129,076
Balchem Corp. (a)	3,901	131,893
Calgon Carbon Corp. (a)(b)	7,710	116,575
H.B. Fuller Co. (a)	6,623	135,904
LSB Industries, Inc. (a)(b)	2,200	53,372
OM Group, Inc. (b)	4,206	161,973
Penford Corp. (a)(b)	1,578	9,642
PolyOne Corp. (b)	12,752	159,273
Quaker Chemical Corp. (a)	1,578	65,755
Stepan Co. (a)	1,063	81,075
STR Holdings, Inc. (a)(b)	5,680	113,600
Zep, Inc. (a)	2,922	58,089

		1,339,997

COMMERCIAL BANKS — 5.9%
Bank of the Ozarks, Inc. (a)	1,748	75,776
Boston Private Financial Holdings, Inc. (a)	10,390	68,055
City Holding Co.	2,100	76,083
Columbia Banking System, Inc. (a)	5,373	113,155
Community Bank System, Inc.	4,544	126,187
First BanCorp- Puerto Rico (a)(b)	43,512	20,016
First Commonwealth Financial Corp. (a)	12,897	91,311
First Financial Bancorp.	7,916	146,288
First Financial Bankshares, Inc. (a)	2,829	144,788
First Midwest Bancorp, Inc. (a)	10,043	115,695
Glacier Bancorp, Inc. (a)	9,791	147,942
Hancock Holding Co. (a)	3,992	139,161
Hanmi Financial Corp. (b)	20,632	23,727
Home Bancshares, Inc.	2,998	66,046
Independent Bank Corp.- Massachusetts	2,931	79,284
Nara Bancorp, Inc. (a)(b)	5,128	50,357
National Penn Bancshares, Inc. (a)	17,219	138,269
NBT Bancorp, Inc. (a)	4,730	114,229
Old National Bancorp (a)	12,842	152,691
Pinnacle Financial Partners, Inc. (a)(b)	4,606	62,549
PrivateBancorp, Inc. (a)	7,933	114,077
S&T Bancorp, Inc.	3,343	75,518
Signature Bank (a)(b)	5,518	275,900
Simmons First National Corp. (a)	2,314	65,949

See accompanying notes to financial statements.

46

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Sterling Bancorp	3,622	$37,922
Sterling Bancshares, Inc. (a)	13,893	97,529
Susquehanna Bancshares, Inc. (a)	17,678	171,123
Texas Capital Bancshares, Inc. (a)(b)	5,019	106,754
Tompkins Financial Corp. (a)	1,165	45,621
UMB Financial Corp. (a)	4,049	167,710
Umpqua Holdings Corp. (a)	15,625	190,312
United Bankshares, Inc. (a)	5,239	152,979
United Community Banks, Inc. (a)(b)	12,869	25,095
Whitney Holding Corp. (a)	13,149	186,058
Wilmington Trust Corp.	12,511	54,298
Wilshire Bancorp, Inc. (a)	2,676	20,391
Wintrust Financial Corp.	4,641	153,292

		3,892,137

COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc. (a)	6,356	167,163
Consolidated Graphics, Inc. (b)	1,430	69,255
G & K Services, Inc. (Class A)	2,529	78,172
Healthcare Services Group, Inc.	8,931	145,307
Interface, Inc. (Class A)	8,719	136,452
Mobile Mini, Inc. (a)(b)	4,943	97,328
Sykes Enterprises, Inc. (a)(b)	5,572	112,889
Tetra Tech, Inc. (a)(b)	8,439	211,481
The Geo Group, Inc. (b)	8,733	215,356
The Standard Register Co. (a)	1,687	5,753
UniFirst Corp.	2,007	110,485
United Stationers, Inc. (b)	3,179	202,852
Viad Corp.	2,760	70,297

		1,622,790

COMMUNICATIONS EQUIPMENT — 2.4%
Arris Group, Inc. (a)(b)	16,830	188,833
Bel Fuse, Inc. (Class B)	1,582	37,810
Black Box Corp. (a)	2,390	91,513
Blue Coat Systems, Inc. (b)	5,909	176,502
Comtech Telecommunications Corp. (a)	3,812	105,707
DG Fastchannel, Inc. (a)(b)	3,283	94,813
Digi International, Inc. (a)(b)	3,387	37,596
EMS Technologies, Inc. (b)	2,110	41,736
Harmonic, Inc. (a)(b)	13,221	113,304
Netgear, Inc. (b)	4,923	165,807
Network Equipment Technologies, Inc. (a)(b)	4,105	19,006
Oplink Communications, Inc. (a)(b)	2,665	49,222
PC-Tel, Inc. (b)	2,526	15,156
Symmetricom, Inc. (b)	5,871	41,625
Tekelec (b)	9,371	111,609
Tollgrade Communications, Inc. (b)	1,472	13,660
ViaSat, Inc. (a)(b)	5,545	246,253

		1,550,152

COMPUTERS & PERIPHERALS — 0.9%
Avid Technology, Inc. (a)(b)	3,961	69,159
Compellent Technologies, Inc. (b)	3,204	88,398
Hutchinson Technology, Inc. (b)	3,160	11,724
Intermec, Inc. (a)(b)	6,519	82,531
Intevac, Inc. (b)	3,083	43,193
Novatel Wireless, Inc. (b)	4,346	41,504
Stratasys, Inc. (b)	2,780	90,739
Super Micro Computer, Inc. (a)(b)	3,421	39,478
Synaptics, Inc. (a)(b)	4,621	135,765

		602,491

CONSTRUCTION & ENGINEERING — 0.9%
Comfort Systems USA, Inc.	5,118	67,404
Dycom Industries, Inc. (b)	4,799	70,786
EMCOR Group, Inc. (a)(b)	9,043	262,066
Insituform Technologies, Inc. (Class A) (a)(b)	5,304	140,609
Orion Marine Group, Inc. (a)(b)	3,620	41,992

		582,857

CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc. (a)	6,068	171,421
Headwaters, Inc. (b)	8,200	37,556
Texas Industries, Inc. (a)	3,804	174,147

		383,124

CONSUMER FINANCE — 0.9%
Cash America International, Inc. (a)	3,993	147,462
Ezcorp, Inc. (b)	6,786	184,104
First Cash Financial Services, Inc. (a)(b)	4,164	129,042
World Acceptance Corp. (b)	2,145	113,256

		573,864

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	4,831	47,054

DISTRIBUTORS — 0.0%
Audiovox Corp. (Class A) (b)	2,495	21,532

DIVERSIFIED CONSUMER SERVICES — 1.3%
American Public Education, Inc. (a)(b)	2,415	89,935
Capella Education Co. (a)(b)	2,276	151,536
Coinstar, Inc. (a)(b)	4,281	241,620
Corinthian Colleges, Inc. (a)(b)	11,477	59,795
Hillenbrand, Inc.	8,529	177,488
Pre-Paid Legal Services, Inc. (b)	1,353	81,518
Universal Technical Institute, Inc. (a)	2,852	62,801

		864,693

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc. (Class A)	5,752	102,501
Portfolio Recovery Associates, Inc. (b)	2,305	173,336

		275,837

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Atlantic Tele-Network, Inc. (a)	1,210	46,391
Cbeyond, Inc. (a)(b)	4,227	64,589
General Communication, Inc. (Class A) (a)(b)	5,262	66,617
Neutral Tandem, Inc. (b)	4,464	64,460

		242,057

See accompanying notes to financial statements.

47

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc. (a)	4,202	$156,567
Central Vermont Public Service Corp. (a)	1,807	39,501
El Paso Electric Co. (a)(b)	5,782	159,178
UIL Holdings Corp. (a)	6,900	206,724
Unisource Energy Corp. (a)	4,930	176,691

		738,661

ELECTRICAL EQUIPMENT — 1.3%
AZZ, Inc.	1,651	66,057
Belden CDT, Inc.	6,349	233,770
Brady Corp. (Class A)	7,130	232,509
Encore Wire Corp. (a)	2,623	65,785
II-VI, Inc. (a)(b)	3,474	161,055
Powell Industries, Inc. (a)(b)	1,242	40,837
Vicor Corp. (a)	2,643	43,345

		843,358

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Agilysys, Inc. (a)(b)	2,634	14,829
Anixter International, Inc. (a)	3,873	231,334
Benchmark Electronics, Inc. (b)	8,252	149,856
Brightpoint, Inc. (b)	9,198	80,299
Checkpoint Systems, Inc. (a)(b)	5,408	111,134
Cognex Corp.	5,425	159,604
CTS Corp. (a)	4,665	51,595
Daktronics, Inc. (a)	4,826	76,830
DTS Inc. (a)(b)	2,364	115,954
Electro Scientific Industries, Inc. (b)	3,290	52,739
FARO Technologies, Inc. (a)(b)	2,155	70,770
Gerber Scientific, Inc. (a)(b)	3,472	27,325
Insight Enterprises, Inc. (a)(b)	6,306	82,987
Littelfuse, Inc.	3,036	142,874
LoJack Corp. (a)(b)	2,525	16,312
Mercury Computer System, Inc. (a)(b)	3,313	60,893
Methode Electronics, Inc. (Class A) (a)	5,031	65,252
MTS Systems Corp.	2,125	79,603
Newport Corp. (a)(b)	4,983	86,555
OSI Systems, Inc. (b)	2,521	91,664
Park Electrochemical Corp. (a)	2,826	84,780
Plexus Corp. (a)(b)	5,512	170,541
Pulse Electronics Corp.	5,626	29,930
RadiSys Corp. (a)(b)	3,266	29,067
Rofin-Sinar Technologies, Inc. (a)(b)	3,861	136,834
Rogers Corp. (a)(b)	2,121	81,128
Scansource, Inc. (b)	3,618	115,414
SYNNEX Corp. (a)(b)	3,247	101,306
TTM Technologies, Inc. (a)(b)	5,911	88,133

		2,605,542

ENERGY EQUIPMENT & SERVICES — 3.2%
Basic Energy Services, Inc. (a)(b)	3,132	51,615
Bristow Group, Inc. (b)	4,899	231,968
CARBO Ceramics, Inc.	2,603	269,515
Gulf Island Fabrication, Inc.	1,948	54,895
Hornbeck Offshore Services, Inc. (b)	3,123	65,208
ION Geophysical Corp. (b)	20,795	176,342
Lufkin Industries, Inc. (a)	4,059	253,241
Matrix Service Co. (a)(b)	3,558	43,336
Oil States International, Inc. (a)(b)	6,836	438,119
Pioneer Drilling Co. (a)(b)	7,331	64,586
SEACOR Holdings, Inc. (a)	2,897	292,858
Seahawk Drilling, Inc. (a)(b)	1,582	14,159
Tetra Technologies, Inc. (a)(b)	10,343	122,771

		2,078,613

FOOD & STAPLES RETAILING — 1.0%
Casey’s General Stores, Inc.	5,120	217,651
Nash Finch Co. (a)	1,651	70,184
Spartan Stores, Inc. (a)	3,064	51,935
The Andersons, Inc. (a)	2,488	90,439
United Natural Foods, Inc. (a)(b)	6,560	240,621

		670,830

FOOD PRODUCTS — 1.8%
Cal-Maine Foods, Inc. (a)	1,817	57,381
Calavo Growers, Inc. (a)	1,661	38,286
Darling International, Inc. (b)	11,256	149,480
Diamond Foods, Inc.	3,027	160,976
Hain Celestial Group, Inc. (a)(b)	5,853	158,382
J&J Snack Foods Corp. (a)	1,946	93,875
Sanderson Farms, Inc. (a)	2,614	102,338
Seneca Foods Corp. (a)(b)	1,219	32,888
Snyders-Lance, Inc. (a)	6,254	146,594
TreeHouse Foods, Inc. (a)(b)	4,775	243,955

		1,184,155

GAS UTILITIES — 1.9%
Laclede Group, Inc. (a)	3,056	111,666
New Jersey Resources Corp. (a)	5,602	241,502
Northwest Natural Gas Co. (a)	3,612	167,850
Piedmont Natural Gas Co., Inc.	9,821	274,595
South Jersey Industries, Inc. (a)	4,051	213,974
Southwest Gas Corp.	6,236	228,674

		1,238,261

HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abaxis, Inc. (a)(b)	3,042	81,678
Align Technology, Inc. (a)(b)	9,258	180,901
American Medical Systems Holdings, Inc. (b)	10,465	197,370
Analogic Corp. (a)	1,766	87,435
Cantel Medical Corp.	1,709	39,991
CONMED Corp. (b)	3,844	101,597
CryoLife, Inc. (b)	3,874	20,997
Cyberonics, Inc. (a)(b)	3,235	100,350
Greatbatch, Inc. (a)(b)	3,201	77,304
Haemonetics Corp. (a)(b)	3,353	211,842
ICU Medical, Inc. (b)	1,586	57,889
Integra LifeSciences Holdings Corp. (a)(b)	2,768	130,926
Invacare Corp.	4,386	132,282
Kensey Nash Corp. (a)(b)	1,195	33,257
Meridian Bioscience, Inc.	5,551	128,561
Merit Medical Systems, Inc. (a)(b)	3,832	60,660
Natus Medical, Inc. (a)(b)	3,961	56,167

See accompanying notes to financial statements.

48

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Neogen Corp. (a)(b)	3,133	$128,547
Palomar Medical Technologies, Inc. (a)(b)	2,505	35,596
SurModics, Inc. (b)	2,402	28,512
Symmetry Medical, Inc. (a)(b)	4,855	44,909
The Cooper Cos., Inc. (a)	6,253	352,294
West Pharmaceutical Services, Inc. (a)	4,491	185,029
Zoll Medical Corp. (a)(b)	2,917	108,600

		2,582,694

HEALTH CARE PROVIDERS & SERVICES — 4.9%
Air Methods Corp. (a)(b)	1,476	83,054
Almost Family, Inc. (a)(b)	1,084	41,647
Amedisys, Inc. (b)	3,957	132,559
AMERIGROUP Corp. (a)(b)	6,739	295,977
AMN Healthcare Services, Inc. (a)(b)	5,356	32,886
AmSurg Corp. (a)(b)	4,262	89,289
Bio-Reference Laboratories, Inc. (b)	3,316	73,549
Catalyst Health Solutions, Inc. (a)(b)	5,360	249,186
Centene Corp. (a)(b)	6,700	169,778
Chemed Corp. (a)	3,124	198,405
Corvel Corp. (a)(b)	927	44,820
Cross Country Healthcare, Inc. (b)	4,255	36,040
Genoptix, Inc. (b)	2,360	44,887
Gentiva Health Services, Inc. (b)	4,048	107,677
Hanger Orthopedic Group, Inc. (a)(b)	4,392	93,066
Healthspring, Inc. (b)	7,788	206,616
Healthways, Inc. (a)(b)	4,675	52,173
HMS Holdings Corp. (b)	3,774	244,442
IPC The Hospitalist Co. (a)(b)	2,178	84,964
Landauer, Inc. (a)	1,305	78,261
LCA-Vision, Inc. (b)	2,528	14,536
LHC Group, Inc. (a)(b)	2,119	63,570
Magellan Health Services, Inc. (b)	4,570	216,070
Medcath Corp. (b)	2,827	39,437
Molina Healthcare, Inc. (a)(b)	2,294	63,888
MWI Veterinary Supply, Inc. (a)(b)	1,713	108,176
PharMerica Corp. (a)(b)	3,997	45,766
PSS World Medical, Inc. (a)(b)	7,490	169,274
RehabCare Group, Inc. (b)	3,391	80,367
The Ensign Group, Inc. (a)	1,828	45,462

		3,205,822

HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs and Systems, Inc. (a)	1,494	69,979
Omnicell, Inc. (a)(b)	4,501	65,039

		135,018

HOTELS, RESTAURANTS & LEISURE — 3.0%
Biglari Holdings, Inc. (a)(b)	195	79,991
BJ’s Restaurants, Inc. (a)(b)	3,043	107,813
Buffalo Wild Wings, Inc. (b)	2,493	109,318
California Pizza Kitchen, Inc. (a)(b)	3,369	58,216
CEC Entertainment, Inc. (b)	2,796	108,569
Cracker Barrel Old Country Store, Inc. (a)	3,213	175,976
DineEquity, Inc. (a)(b)	2,147	106,019
Interval Leisure Group, Inc. (a)(b)	5,512	88,964
Jack in the Box, Inc. (a)(b)	7,255	153,298
Marcus Corp.	2,933	38,921
Monarch Casino & Resort, Inc. (b)	1,577	19,713
Multimedia Games, Inc. (a)(b)	3,789	21,143
O’Charleys, Inc. (a)(b)	2,629	18,929
P F Chang’s China Bistro, Inc. (a)	3,131	151,728
Papa John’s International, Inc. (a)(b)	2,698	74,735
Peet’s Coffee & Tea, Inc. (b)	1,793	74,840
Pinnacle Entertainment, Inc. (a)(b)	8,348	117,039
Red Robin Gourmet Burgers, Inc. (a)(b)	2,141	45,967
Ruby Tuesday, Inc. (a)(b)	8,785	114,732
Ruth’s Hospitality Group, Inc. (a)(b)	4,211	19,497
Shuffle Master, Inc. (b)	7,321	83,825
Sonic Corp. (a)(b)	8,403	85,038
Texas Roadhouse, Inc. (Class A) (a)(b)	7,926	136,089

		1,990,360

HOUSEHOLD DURABLES — 1.0%
Blyth, Inc. (a)	775	26,722
Ethan Allen Interiors, Inc.	3,890	77,839
Helen of Troy, Ltd. (b)	4,165	123,867
Kid Brands, Inc. (a)(b)	2,947	25,197
La-Z-Boy, Inc. (a)(b)	7,097	64,015
M/I Homes, Inc. (a)(b)	2,515	38,681
Meritage Homes Corp. (a)(b)	4,376	97,147
National Presto Industries, Inc.	716	93,087
Skyline Corp. (a)	896	23,368
Standard Pacific Corp. (a)(b)	13,571	62,426
Universal Electronics, Inc. (b)	1,987	56,371

		688,720

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (Class A) (a)(b)	7,497	74,070
WD-40 Co.	2,231	89,865

		163,935

INDUSTRIAL CONGLOMERATES — 0.2%
Standex International Corp.	1,738	51,984
Tredegar Corp. (a)	3,143	60,911

		112,895

INSURANCE — 2.5%
AMERISAFE, Inc. (b)	2,475	43,312
Delphi Financial Group	7,362	212,320
eHealth, Inc. (a)(b)	3,043	43,180
Employers Holdings, Inc.	5,408	94,532
Horace Mann Educators Corp.	5,409	97,578
Infinity Property & Casualty Corp.	1,711	105,740
National Financial Partners Corp. (b)	5,979	80,119
Presidential Life Corp.	2,945	29,244
ProAssurance Corp. (b)	4,184	253,550

See accompanying notes to financial statements.

49

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

RLI Corp. (a)	2,228	$117,126
Safety Insurance Group, Inc.	2,022	96,187
Selective Insurance Group, Inc.	7,324	132,931
Stewart Information Services Corp.	2,545	29,344
The Navigators Group, Inc. (a)(b)	1,721	86,652
Tower Group, Inc. (a)	5,642	144,322
United Fire & Casualty Co. (a)	2,847	63,545

		1,629,682

INTERNET & CATALOG RETAIL — 0.6%
Blue Nile, Inc. (a)(b)	1,951	111,324
HSN, Inc. (a)(b)	5,286	161,963
NutriSystem, Inc. (a)	3,653	76,823
PetMed Express, Inc. (a)	3,080	54,855
Vitacost.com, Inc. (a)(b)(c)	857	0

		404,965

INTERNET SOFTWARE & SERVICES — 1.2%
comScore, Inc. (a)(b)	3,472	77,460
DealerTrack Holdings, Inc. (a)(b)	5,483	110,044
InfoSpace, Inc. (a)(b)	4,938	40,985
j2 Global Communications, Inc. (a)(b)	6,230	180,359
Liquidity Services, Inc. (a)(b)	2,334	32,793
LogMeIn, Inc. (a)(b)	2,272	100,740
Perficient, Inc. (a)(b)	4,033	50,413
RightNow Technologies, Inc. (a)(b)	3,223	76,288
Stamps.com, Inc. (a)	1,611	21,346
The Knot, Inc. (a)(b)	4,127	40,775
United Online, Inc. (a)	11,704	77,246

		808,449

IT SERVICES — 1.7%
CACI International, Inc. (Class A) (a)(b)	4,170	222,678
CIBER, Inc. (a)(b)	9,536	44,628
CSG Systems International, Inc. (b)	4,622	87,541
Forrester Research, Inc. (a)	1,941	68,498
Heartland Payment Systems, Inc. (a)	5,210	80,338
iGate Corp.	3,983	78,505
Integral Systems Inc. (b)	2,347	23,259
MAXIMUS, Inc. (a)	2,373	155,621
NCI, Inc. (Class A) (a)(b)	1,022	23,496
StarTek, Inc. (a)(b)	1,581	8,016
TeleTech Holdings, Inc. (a)(b)	3,912	80,548
Wright Express Corp. (a)(b)	5,214	239,844

		1,112,972

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Arctic Cat, Inc. (b)	1,683	24,639
Brunswick Corp. (a)	12,105	226,848
Callaway Golf Co.	8,725	70,411
JAKKS Pacific, Inc. (a)(b)	3,797	69,181
Pool Corp. (a)	6,810	153,497
RC2 Corp. (b)	2,937	63,939
Sturm Ruger & Co, Inc.	2,528	38,653

		647,168

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Affymetrix, Inc. (a)(b)	9,636	48,469
Cambrex Corp. (a)(b)	4,001	20,685
Dionex Corp. (b)	2,344	276,615
Enzo Biochem, Inc. (a)(b)	4,643	24,515
eResearch Technology, Inc. (a)(b)	5,856	43,042
Kendle International, Inc. (a)(b)	2,005	21,834
PAREXEL International Corp. (a)(b)	7,968	169,161

		604,321

MACHINERY — 4.1%
Actuant Corp. (Class A) (a)	9,324	248,205
Albany International Corp. (Class A) (a)	3,728	88,316
Astec Industries, Inc. (a)(b)	2,713	87,928
Badger Meter, Inc.	2,085	92,199
Barnes Group, Inc. (a)	6,231	128,795
Briggs & Stratton Corp. (a)	6,874	135,349
Cascade Corp. (a)	1,301	61,511
CIRCOR International, Inc.	2,328	98,428
CLARCOR, Inc.	6,881	295,126
EnPro Industries, Inc. (a)(b)	2,772	115,204
ESCO Technologies, Inc. (a)	3,593	135,959
Federal Signal Corp. (a)	8,514	58,406
John Bean Technologies Corp. (a)	3,890	78,306
Kaydon Corp.	4,590	186,905
Lindsay Corp. (a)	1,707	101,447
Lydall, Inc. (a)(b)	2,317	18,652
Mueller Industries, Inc.	5,202	170,106
Robbins & Myers, Inc. (a)	4,486	160,509
The Toro Co. (a)	4,274	263,449
Watts Water Technologies, Inc. (a)	3,954	144,677

		2,669,477

MEDIA — 0.6%
Arbitron, Inc. (a)	3,667	152,254
Live Nation, Inc. (a)(b)	20,291	231,723
The E.W. Scripps Co. (Class A) (a)(b)	4,215	42,782

		426,759

METALS & MINING — 0.9%
A.M. Castle & Co. (a)(b)	2,265	41,699
AMCOL International Corp. (a)	3,418	105,958
Brush Engineered Materials, Inc. (b)	2,780	107,419
Century Aluminum Co. (a)(b)	7,732	120,078
Kaiser Aluminum Corp. (a)	2,027	101,533
Olympic Steel, Inc. (a)	1,209	34,674
RTI International Metals, Inc. (b)	4,131	111,454

		622,815

MULTI-UTILITIES — 0.6%
Avista Corp.	7,703	173,472
CH Energy Group, Inc. (a)	2,124	103,842
NorthWestern Corp.	4,945	142,564

		419,878

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A) (a)	5,345	73,547
Tuesday Morning Corp. (a)(b)	4,950	26,136

		99,683

See accompanying notes to financial statements.

50

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.2%
Contango Oil & Gas Co. (a)(b)	1,794	$103,926
Gulfport Energy Corp. (b)	4,292	92,922
Holly Corp. (a)	6,030	245,843
Penn Virginia Corp. (a)	6,230	104,789
Petroleum Development Corp. (a)(b)	3,169	133,763
Petroquest Energy, Inc. (b)	7,558	56,912
Stone Energy Corp. (a)(b)	6,608	147,292
Swift Energy Co. (b)	5,693	222,881
World Fuel Services Corp. (a)	9,399	339,868

		1,448,196

PAPER & FOREST PRODUCTS — 1.0%
Buckeye Technologies, Inc.	5,370	112,824
Clearwater Paper Corp. (a)(b)	1,549	121,287
Deltic Timber Corp. (a)	1,490	83,946
KapStone Paper and Packaging Corp. (a)(b)	5,221	79,881
Neenah Paper, Inc. (a)	2,032	39,990
Schweitzer-Mauduit International, Inc. (a)	2,465	155,098
Wausau Paper Corp.	6,727	57,919

		650,945

PERSONAL PRODUCTS — 0.1%
Medifast, Inc. (b)	1,876	54,179

PHARMACEUTICALS — 1.2%
Hi-Tech Pharmacal Co., Inc. (b)	1,430	35,679
Par Pharmaceutical Cos., Inc. (b)	4,807	185,118
Salix Pharmaceuticals, Ltd. (a)(b)	7,942	372,956
ViroPharma, Inc. (a)(b)	10,601	183,609

		777,362

PROFESSIONAL SERVICES — 1.0%
Administaff, Inc. (a)	3,090	90,537
CDI Corp.	1,786	33,202
Dolan Media Co. (a)	4,178	58,158
Exponent, Inc. (a)(b)	1,916	71,908
Heidrick & Struggles International, Inc.	2,438	69,849
Kelly Services, Inc. (Class A) (a)(b)	3,898	73,283
On Assignment, Inc. (b)	4,976	40,554
School Specialty, Inc. (a)(b)	2,210	30,785
SFN Group, Inc. (b)	7,211	70,379
TrueBlue, Inc. (a)(b)	6,002	107,976
Volt Information Sciences, Inc. (a)(b)	1,616	13,978

		660,609

REAL ESTATE INVESTMENT TRUSTS — 7.6%
Acadia Realty Trust (a)	5,480	99,955
BioMed Realty Trust, Inc. (a)	17,818	332,306
Cedar Shopping Centers, Inc.	6,391	40,199
Colonial Properties Trust	11,450	206,673
DiamondRock Hospitality Co. (a)(b)	21,055	252,660
EastGroup Properties, Inc. (a)	3,723	157,557
Entertainment Properties Trust	6,307	291,699
Extra Space Storage, Inc. (a)	11,967	208,226
Franklin Street Properties Corp. (a)	9,456	134,748
Healthcare Realty Trust, Inc. (a)	8,736	184,941
Home Properties, Inc. (a)	5,137	285,052
Inland Real Estate Corp. (a)	10,278	90,446
Kilroy Realty Corp. (a)	7,165	261,308
Kite Realty Group Trust	8,666	46,883
LaSalle Hotel Properties (a)	9,950	262,680
Lexington Realty Trust (a)	16,934	134,625
LTC Properties, Inc.	3,562	100,021
Medical Properties Trust, Inc.	15,147	164,042
Mid-America Apartment Communities, Inc. (a)	4,647	295,038
National Retail Properties, Inc.	11,367	301,226
Parkway Properties, Inc.	3,034	53,156
Pennsylvania Real Estate Investment Trust (a)	7,510	109,120
Post Properties, Inc. (a)	6,620	240,306
PS Business Parks, Inc. (a)	2,546	141,863
Saul Centers, Inc. (a)	1,529	72,398
Sovran Self Storage, Inc.	3,733	137,412
Tanger Factory Outlet Centers, Inc. (a)	5,526	282,876
Universal Health Realty Income Trust (a)	1,691	61,772
Urstadt Biddle Properties (Class A) (a)	3,161	61,481

		5,010,669

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Real Estate Group, Inc. (a)(b)	4,796	92,563

ROAD & RAIL — 0.8%
Arkansas Best Corp. (a)	3,473	95,230
Heartland Express, Inc. (a)	6,951	111,355
Knight Transportation, Inc. (a)	8,449	160,531
Old Dominion Freight Line, Inc. (a)(b)	5,763	184,358

		551,474

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.9%
Advanced Energy Industries, Inc. (a)(b)	5,286	72,101
ATMI, Inc. (a)(b)	4,265	85,044
Brooks Automation, Inc. (b)	8,940	81,086
Cabot Microelectronics Corp. (a)(b)	3,076	127,500
CEVA, Inc. (b)	2,975	60,988
Cohu, Inc.	3,249	53,868
Cymer, Inc. (a)(b)	4,017	181,046
Cypress Semiconductor Corp. (a)(b)	22,574	419,425
Diodes, Inc. (b)	4,916	132,683
DSP Group, Inc. (a)(b)	3,217	26,186
Exar Corp. (b)	5,989	41,803
FEI Co. (a)(b)	5,213	137,675
Hittite Microwave Corp. (a)(b)	3,335	203,568
Kopin Corp. (a)(b)	8,863	36,870
Kulicke & Soffa Industries, Inc. (a)(b)	9,564	68,861
Micrel, Inc.	6,775	88,007
Microsemi Corp. (b)	11,331	259,480

See accompanying notes to financial statements.

51

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

MKS Instruments, Inc. (b)	6,879	$168,467
Monolithic Power Systems, Inc. (a)(b)	4,919	81,262
Pericom Semiconductor Corp. (a)(b)	3,431	37,672
Power Integrations, Inc. (a)	3,840	154,138
Rudolph Technologies, Inc. (b)	4,305	35,430
Sigma Designs, Inc. (a)(b)	3,786	53,648
Standard Microsystems Corp. (b)	3,075	88,652
Supertex, Inc. (b)	1,737	42,001
Tessera Technologies, Inc. (b)	6,868	152,126
TriQuint Semiconductor, Inc. (b)	21,683	253,474
Ultratech, Inc. (b)	3,295	65,505
Varian Semiconductor Equipment Associates, Inc. (a)(b)	10,059	371,881
Veeco Instruments, Inc. (a)(b)	5,389	231,512
Volterra Semiconductor Corp. (a)(b)	3,706	85,831

		3,897,790

SOFTWARE — 3.9%
Blackbaud, Inc. (a)	6,008	155,607
Bottomline Technologies, Inc. (a)(b)	4,391	95,329
Commvault Systems, Inc. (a)(b)	5,832	166,912
Ebix, Inc. (a)(b)	4,699	111,225
Epicor Software Corp. (b)	6,302	63,650
EPIQ Systems, Inc. (a)	4,463	61,277
Interactive Intelligence, Inc. (a)(b)	1,853	48,474
JDA Software Group, Inc. (a)(b)	6,001	168,028
Manhattan Associates, Inc. (a)(b)	3,012	91,987
MicroStrategy, Inc. (b)	1,102	94,188
Netscout Systems, Inc. (b)	4,765	109,643
Progress Software Corp. (b)	5,940	251,381
Quality Systems, Inc.	2,633	183,836
Radiant Systems, Inc. (a)(b)	4,537	88,789
Smith Micro Software, Inc. (a)(b)	4,145	65,242
Sonic Solutions (a)(b)	6,649	99,735
Sourcefire, Inc. (b)	3,815	98,923
Synchronoss Technologies, Inc. (a)(b)	3,256	86,968
Take-Two Interactive Software, Inc. (a)(b)	11,567	141,580
Taleo Corp. (Class A) (a)(b)	5,517	152,545
THQ, Inc. (a)(b)	9,223	55,891
Tyler Technologies, Inc. (a)(b)	3,412	70,833
Websense, Inc. (a)(b)	5,640	114,210

		2,576,253

SPECIALTY RETAIL — 4.2%
Big 5 Sporting Goods Corp.	2,939	44,878
Brown Shoe Co., Inc. (a)	5,956	82,967
Cabela’s, Inc. (a)(b)	5,473	119,038
Christopher & Banks Corp.	4,929	30,313
Coldwater Creek, Inc. (b)	8,162	25,874
Genesco, Inc. (a)(b)	3,320	124,467
Group 1 Automotive, Inc.	3,232	134,968
Haverty Furniture Cos., Inc. (a)	2,548	33,073
Hibbett Sports, Inc. (a)(b)	3,810	140,589
Hot Topic, Inc. (a)	6,033	37,827
Jo-Ann Stores, Inc. (a)(b)	3,612	217,515
Jos. A. Bank Clothiers, Inc. (a)(b)	3,759	151,563
Kirkland’s, Inc. (a)(b)	2,091	29,337
Lithia Motors, Inc. (Class A)	2,948	42,127
Lumber Liquidators Holdings, Inc. (a)(b)	3,181	79,239
MarineMax, Inc. (a)(b)	2,987	27,928
Midas, Inc. (a)(b)	1,897	15,385
Monro Muffler Brake, Inc.	4,051	140,107
OfficeMax, Inc. (a)(b)	11,571	204,807
Sonic Automotive, Inc. (Class A) (a)	4,820	63,817
Stage Stores, Inc. (a)	4,965	86,093
Stein Mart, Inc. (a)	3,660	33,855
The Buckle, Inc. (a)	3,555	134,272
The Cato Corp. (Class A)	3,984	109,201
The Children’s Place Retail Stores, Inc. (a)(b)	3,531	175,279
The Finish Line, Inc. (Class A) (a)	7,289	125,298
The Men’s Wearhouse, Inc. (a)	7,195	179,731
The Pep Boys — Manny, Moe & Jack	7,188	96,535
Zale Corp. (b)	3,158	13,453
Zumiez, Inc. (a)(b)	2,883	77,466

		2,777,002

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Carter’s, Inc. (a)(b)	7,798	230,119
Crocs, Inc. (b)	11,872	203,249
Iconix Brand Group, Inc. (a)(b)	9,910	191,362
K-Swiss, Inc. (Class A) (b)	3,737	46,600
Liz Claiborne, Inc. (a)(b)	12,916	92,479
Maidenform Brands, Inc. (b)	3,163	75,185
Movado Group, Inc. (a)(b)	2,371	38,268
Oxford Industries, Inc. (a)	1,909	48,890
Perry Ellis International, Inc. (a)(b)	1,333	36,618
Quiksilver, Inc. (b)	17,630	89,384
Skechers USA, Inc. (a)(b)	4,608	92,160
Steven Madden, Ltd. (a)(b)	3,149	131,376
True Religion Apparel, Inc. (a)(b)	3,436	76,485
Volcom, Inc. (a)	2,291	43,231
Wolverine World Wide, Inc. (a)	6,696	213,468

		1,608,874

THRIFTS & MORTGAGE FINANCE — 0.5%
Bank Mutual Corp. (a)	6,259	29,918
Brookline Bancorp, Inc. (a)	8,003	86,833
Dime Community Bancshares (a)	3,755	54,785
Provident Financial Services, Inc. (a)	7,057	106,772
TrustCo Bank Corp. NY	10,535	66,792

		345,100

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	11,827	50,146

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	5,170	167,922
Kaman Corp. (Class A) (a)	3,503	101,832
Lawson Products, Inc. (a)	580	14,436

		284,190

See accompanying notes to financial statements.

52

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.1%
American States Water Co. (a)	2,490	$85,830

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp. (a)	4,034	76,848
USA Mobility, Inc.	2,978	52,919

		129,767

TOTAL COMMON STOCKS —
(Cost $67,018,394)		65,754,662

	Principal
	Amount
CORPORATE BONDS & NOTES — 0.0%
CAPITAL MARKETS — 0.0%
GAMCO Investors, Inc. Zero Coupon, 12/31/2015 (c) (Cost $474)	4	0

	Shares
SHORT TERM INVESTMENTS — 27.1%
MONEY MARKET FUNDS — 27.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	17,762,102	17,762,102
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	126,568	126,568

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,888,670)		17,888,670

TOTAL INVESTMENTS — 126.9% (g)
(Cost $84,907,538)		83,643,332
OTHER ASSETS & LIABILITIES — (26.9)%		(17,739,576)

NET ASSETS — 100.0%		$65,903,756

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

53

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
Aerovironment, Inc. (a)(b)	5,098	$136,779
American Science & Engineering, Inc.	6,601	562,603
Applied Signal Technology, Inc.	9,806	371,550
Cubic Corp.	7,330	345,610
Orbital Sciences Corp. (b)	22,416	383,986
Triumph Group, Inc.	12,076	1,079,715

		2,880,243

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	12,229	347,059
HUB Group, Inc. (Class A) (b)	11,188	393,146

		740,205

AIRLINES — 0.3%
Allegiant Travel Co.	10,975	540,409

AUTO COMPONENTS — 0.1%
Superior Industries International, Inc.	6,091	129,251

BEVERAGES — 0.4%
Boston Beer Co., Inc. (Class A) (a)(b)	6,669	634,155

BIOTECHNOLOGY — 2.0%
ArQule, Inc. (a)(b)	27,152	159,382
Cubist Pharmaceuticals, Inc. (a)(b)	43,398	928,717
Emergent Biosolutions, Inc. (a)(b)	9,282	217,756
Regeneron Pharmaceuticals, Inc. (a)(b)	53,175	1,745,735
Savient Pharmaceuticals, Inc. (b)	32,211	358,831

		3,410,421

BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	13,935	530,645
AAON, Inc. (a)	5,194	146,523
NCI Building Systems, Inc. (b)	2,996	41,914

		719,082

CAPITAL MARKETS — 1.2%
optionsXpress Holdings, Inc. (a)	31,004	485,832
Stifel Financial Corp. (a)(b)	25,771	1,598,833

		2,084,665

CHEMICALS — 1.6%
Balchem Corp. (a)	20,825	704,093
Calgon Carbon Corp. (a)(b)	19,660	297,259
LSB Industries, Inc. (b)	6,357	154,221
OM Group, Inc. (b)	12,802	493,005
PolyOne Corp. (b)	40,262	502,873
Quaker Chemical Corp. (a)	8,260	344,194
STR Holdings, Inc. (a)(b)	13,580	271,600

		2,767,245

COMMERCIAL BANKS — 1.9%
Bank of the Ozarks, Inc.	5,782	250,650
Community Bank System, Inc.	8,673	240,849
First Financial Bancorp.	19,410	358,697
First Financial Bankshares, Inc.	6,709	343,367
National Penn Bancshares, Inc. (a)	28,492	228,791
Signature Bank (b)	29,647	1,482,350
Tompkins Financial Corp.	2,477	96,999
UMB Financial Corp. (a)	8,053	333,555

		3,335,258

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Consolidated Graphics, Inc. (b)	7,432	359,932
Healthcare Services Group, Inc.	48,205	784,296
Interface, Inc. (Class A)	26,182	409,748
Mobile Mini, Inc. (a)(b)	13,767	271,072
Sykes Enterprises, Inc. (b)	15,420	312,409
Tetra Tech, Inc. (b)	25,701	644,067
UniFirst Corp.	5,574	306,849

		3,088,373

COMMUNICATIONS EQUIPMENT — 2.5%
Blue Coat Systems, Inc. (b)	31,582	943,354
DG Fastchannel, Inc. (b)	17,680	510,598
Harmonic, Inc. (b)	31,928	273,623
Netgear, Inc. (b)	26,178	881,675
Network Equipment Technologies, Inc. (a)(b)	10,636	49,245
Oplink Communications, Inc. (b)	14,212	262,496
Symmetricom, Inc. (b)	16,105	114,185
Tollgrade Communications, Inc. (b)	3,305	30,670
ViaSat, Inc. (b)	30,012	1,332,833

		4,398,679

COMPUTERS & PERIPHERALS — 1.2%
Compellent Technologies, Inc. (b)	16,940	467,375
Intevac, Inc. (b)	6,497	91,023
Novatel Wireless, Inc. (b)	23,057	220,194
Stratasys, Inc. (b)	15,080	492,211
Super Micro Computer, Inc. (a)(b)	10,068	116,185
Synaptics, Inc. (a)(b)	24,951	733,060

		2,120,048

CONSTRUCTION & ENGINEERING — 0.1%
Orion Marine Group, Inc. (a)(b)	19,581	227,140

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc. (a)	10,013	282,867

CONSUMER FINANCE — 1.8%
Cash America International, Inc.	21,575	796,765
Ezcorp, Inc. (b)	36,358	986,392
First Cash Financial Services, Inc. (b)	22,138	686,057
World Acceptance Corp. (b)	11,457	604,929

		3,074,143

DIVERSIFIED CONSUMER SERVICES — 2.2%
American Public Education, Inc. (b)	13,108	488,142
Capella Education Co. (b)	12,076	804,020
Coinstar, Inc. (b)	23,113	1,304,498
Hillenbrand, Inc.	20,440	425,356
Pre-Paid Legal Services, Inc. (b)	7,123	429,161
Universal Technical Institute, Inc. (a)	15,205	334,814

		3,785,991

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Portfolio Recovery Associates, Inc. (b)	12,465	937,368

See accompanying notes to financial statements.

54

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Atlantic Tele-Network, Inc. (a)	6,607	$253,312
Cbeyond, Inc. (a)(b)	22,438	342,853
General Communication, Inc. (Class A) (b)	16,491	208,776
Neutral Tandem, Inc. (b)	24,145	348,654

		1,153,595

ELECTRIC UTILITIES — 0.2%
El Paso Electric Co. (b)	13,938	383,713

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc. (a)	6,020	240,860
Belden CDT, Inc.	15,788	581,314
II-VI, Inc. (b)	18,572	860,998
Vicor Corp. (a)	14,248	233,667

		1,916,839

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Cognex Corp.	16,327	480,340
Daktronics, Inc.	11,041	175,773
DTS Inc. (b)	12,542	615,185
Electro Scientific Industries, Inc. (b)	6,104	97,847
FARO Technologies, Inc. (b)	5,893	193,526
Littelfuse, Inc.	16,207	762,702
LoJack Corp. (b)	4,750	30,685
Mercury Computer System, Inc. (b)	17,756	326,355
MTS Systems Corp.	5,471	204,944
Newport Corp. (b)	14,496	251,796
OSI Systems, Inc. (b)	13,587	494,023
Park Electrochemical Corp.	5,265	157,950
Plexus Corp. (a)(b)	17,097	528,981
Pulse Electronics Corp.	9,913	52,737
RadiSys Corp. (a)(b)	7,433	66,154
Rofin-Sinar Technologies, Inc. (b)	8,053	285,398
Rogers Corp. (b)	3,984	152,388
TTM Technologies, Inc. (a)(b)	31,521	469,978

		5,346,762

ENERGY EQUIPMENT & SERVICES — 3.5%
Basic Energy Services, Inc. (a)(b)	6,530	107,614
CARBO Ceramics, Inc.	13,844	1,433,408
ION Geophysical Corp. (b)	54,471	461,914
Lufkin Industries, Inc.	12,089	754,233
Oil States International, Inc. (b)	36,949	2,368,062
SEACOR Holdings, Inc.	10,425	1,053,863

		6,179,094

FOOD & STAPLES RETAILING — 0.6%
The Andersons, Inc. (a)	7,123	258,921
United Natural Foods, Inc. (b)	21,157	776,039

		1,034,960

FOOD PRODUCTS — 2.3%
Cal-Maine Foods, Inc. (a)	6,092	192,385
Calavo Growers, Inc.	8,774	202,241
Darling International, Inc. (b)	60,123	798,433
Diamond Foods, Inc.	9,681	514,836
Hain Celestial Group, Inc. (b)	12,182	329,645
J&J Snack Foods Corp.	6,104	294,457
Snyders-Lance, Inc.	17,138	401,715
TreeHouse Foods, Inc. (a)(b)	25,844	1,320,370

		4,054,082

GAS UTILITIES — 0.8%
Northwest Natural Gas Co.	7,019	326,173
Piedmont Natural Gas Co., Inc.	18,993	531,044
South Jersey Industries, Inc. (a)	9,393	496,138

		1,353,355

HEALTH CARE EQUIPMENT & SUPPLIES — 5.9%
Abaxis, Inc. (a)(b)	16,262	436,635
Align Technology, Inc. (a)(b)	49,536	967,933
American Medical Systems Holdings, Inc. (b)	55,870	1,053,708
Analogic Corp.	5,470	270,820
Cantel Medical Corp.	6,391	149,549
CryoLife, Inc. (b)	8,118	44,000
Cyberonics, Inc. (a)(b)	17,625	546,727
Greatbatch, Inc. (a)(b)	9,629	232,540
Haemonetics Corp. (b)	18,109	1,144,127
ICU Medical, Inc. (b)	4,218	153,957
Integra LifeSciences Holdings Corp. (b)	14,867	703,209
Kensey Nash Corp. (a)(b)	6,171	171,739
Meridian Bioscience, Inc.	17,237	399,209
Merit Medical Systems, Inc. (b)	12,186	192,904
Natus Medical, Inc. (b)	12,233	173,464
Neogen Corp. (b)	16,537	678,513
Palomar Medical Technologies, Inc. (b)	3,963	56,314
SurModics, Inc. (b)	6,953	82,532
The Cooper Cos., Inc.	33,343	1,878,545
West Pharmaceutical Services, Inc. (a)	10,490	432,188
Zoll Medical Corp. (b)	15,681	583,804

		10,352,417

HEALTH CARE PROVIDERS & SERVICES — 6.0%
Air Methods Corp. (a)(b)	8,192	460,964
Almost Family, Inc. (a)(b)	6,030	231,673
AMERIGROUP Corp. (a)(b)	22,096	970,456
Bio-Reference Laboratories, Inc. (b)	17,886	396,711
Catalyst Health Solutions, Inc. (b)	28,587	1,329,010
Chemed Corp.	16,663	1,058,267
Corvel Corp. (b)	4,804	232,273
Genoptix, Inc. (b)	12,853	244,464
Healthspring, Inc. (b)	41,752	1,107,681
HMS Holdings Corp. (b)	20,115	1,302,849
IPC The Hospitalist Co. (b)	11,834	461,644
Landauer, Inc. (a)	6,915	414,693
LCA-Vision, Inc. (b)	4,854	27,911
LHC Group, Inc. (a)(b)	7,504	225,120
Magellan Health Services, Inc. (b)	15,898	751,657
MWI Veterinary Supply, Inc. (b)	9,069	572,707
PSS World Medical, Inc. (a)(b)	21,723	490,940
The Ensign Group, Inc. (a)	9,523	236,837

		10,515,857

HEALTH CARE TECHNOLOGY — 0.3%
Computer Programs and Systems, Inc.	7,969	373,268

See accompanying notes to financial statements.

55

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Omnicell, Inc. (b)	11,986	$173,198

		546,466

HOTELS, RESTAURANTS & LEISURE — 4.2%
Biglari Holdings, Inc. (a)(b)	1,033	423,747
BJ’s Restaurants, Inc. (a)(b)	16,455	583,001
Buffalo Wild Wings, Inc. (b)	13,317	583,950
California Pizza Kitchen, Inc. (b)	17,885	309,053
CEC Entertainment, Inc. (b)	14,989	582,023
Cracker Barrel Old Country Store, Inc. (a)	17,033	932,897
DineEquity, Inc. (b)	11,350	560,463
Interval Leisure Group, Inc. (b)	29,551	476,953
Monarch Casino & Resort, Inc. (b)	2,893	36,163
P F Chang’s China Bistro, Inc.	16,767	812,529
Papa John’s International, Inc. (a)(b)	8,005	221,738
Peet’s Coffee & Tea, Inc. (b)	9,318	388,933
Pinnacle Entertainment, Inc. (a)(b)	19,725	276,544
Shuffle Master, Inc. (b)	21,513	246,324
Sonic Corp. (b)	17,005	172,091
Texas Roadhouse, Inc. (Class A) (a)(b)	42,395	727,922

		7,334,331

HOUSEHOLD DURABLES — 0.6%
Kid Brands, Inc. (b)	15,692	134,167
National Presto Industries, Inc.	3,818	496,378
Skyline Corp. (a)	1,550	40,424
Universal Electronics, Inc. (b)	10,851	307,843

		978,812

HOUSEHOLD PRODUCTS — 0.1%
WD-40 Co.	6,606	266,090

INSURANCE — 0.5%
eHealth, Inc. (a)(b)	16,152	229,197
National Financial Partners Corp. (b)	14,659	196,431
Tower Group, Inc.	17,544	448,775

		874,403

INTERNET & CATALOG RETAIL — 1.1%
Blue Nile, Inc. (a)(b)	10,485	598,274
HSN, Inc. (a)(b)	28,224	864,783
NutriSystem, Inc. (a)	9,576	201,383
PetMed Express, Inc.	16,549	294,738
Vitacost.com, Inc. (a)(b)(c)	4,573	0

		1,959,178

INTERNET SOFTWARE & SERVICES — 1.8%
comScore, Inc. (b)	18,549	413,828
DealerTrack Holdings, Inc. (b)	18,038	362,023
j2 Global Communications, Inc. (a)(b)	33,351	965,512
Liquidity Services, Inc. (a)(b)	12,488	175,456
LogMeIn, Inc. (a)(b)	6,456	286,259
Perficient, Inc. (b)	21,666	270,825
RightNow Technologies, Inc. (a)(b)	17,167	406,343
Stamps.com, Inc.	8,608	114,056
The Knot, Inc. (b)	9,792	96,745

		3,091,047

IT SERVICES — 2.2%
CSG Systems International, Inc. (b)	24,878	471,189
Forrester Research, Inc. (a)	10,607	374,321
iGate Corp.	21,163	417,123
Integral Systems Inc. (b)	5,800	57,478
MAXIMUS, Inc. (a)	12,593	825,849
NCI, Inc. (Class A) (b)	3,517	80,856
TeleTech Holdings, Inc. (b)	13,916	286,530
Wright Express Corp. (b)	27,987	1,287,402

		3,800,748

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	32,344	606,126
JAKKS Pacific, Inc. (b)	7,640	139,201
RC2 Corp. (b)	6,298	137,107
Sturm Ruger & Co, Inc.	13,730	209,932

		1,092,366

LIFE SCIENCES TOOLS & SERVICES — 1.5%
Dionex Corp. (b)	12,708	1,499,671
Enzo Biochem, Inc. (a)(b)	24,862	131,271
eResearch Technology, Inc. (a)(b)	14,710	108,119
PAREXEL International Corp. (a)(b)	42,429	900,768

		2,639,829

MACHINERY — 2.6%
Badger Meter, Inc.	5,994	265,055
Cascade Corp.	2,374	112,243
CIRCOR International, Inc.	5,874	248,353
CLARCOR, Inc.	17,668	757,780
EnPro Industries, Inc. (b)	15,070	626,309
ESCO Technologies, Inc.	8,490	321,262
John Bean Technologies Corp.	11,510	231,696
Kaydon Corp.	8,567	348,848
Lindsay Corp. (a)	9,154	544,022
Robbins & Myers, Inc.	9,601	343,524
The Toro Co.	13,007	801,751

		4,600,843

MEDIA — 0.5%
Arbitron, Inc. (a)	19,715	818,567
The E.W. Scripps Co. (Class A) (a)(b)	8,673	88,031

		906,598

METALS & MINING — 0.6%
AMCOL International Corp. (a)	8,776	272,056
Brush Engineered Materials, Inc. (b)	9,613	371,446
Century Aluminum Co. (a)(b)	15,278	237,267
Contango ORE, Inc. (a)(b)	240	2,520
RTI International Metals, Inc. (b)	7,913	213,493

		1,096,782

OIL, GAS & CONSUMABLE FUELS — 1.3%
Contango Oil & Gas Co. (b)	9,388	543,847
Gulfport Energy Corp. (b)	23,130	500,765
Petroleum Development Corp. (b)	5,835	246,295
Petroquest Energy, Inc. (b)	17,353	130,668

See accompanying notes to financial statements.

56

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Stone Energy Corp. (b)	20,132	$448,742
Swift Energy Co. (b)	10,976	429,710

		2,300,027

PAPER & FOREST PRODUCTS — 1.2%
Buckeye Technologies, Inc.	28,802	605,130
Deltic Timber Corp. (a)	3,332	187,725
KapStone Paper and Packaging Corp. (b)	27,872	426,442
Schweitzer-Mauduit International, Inc. (a)	13,211	831,236

		2,050,533

PERSONAL PRODUCTS — 0.2%
Medifast, Inc. (b)	9,817	283,515

PHARMACEUTICALS — 2.4%
Cypress Bioscience, Inc. (b)	6,776	43,909
Hi-Tech Pharmacal Co., Inc. (b)	7,372	183,931
Par Pharmaceutical Cos., Inc. (b)	26,013	1,001,761
Salix Pharmaceuticals, Ltd. (a)(b)	42,400	1,991,104
ViroPharma, Inc. (b)	56,969	986,703

		4,207,408

PROFESSIONAL SERVICES — 0.7%
Administaff, Inc.	8,159	239,059
Dolan Media Co.	22,221	309,316
Exponent, Inc. (b)	10,151	380,967
TrueBlue, Inc. (b)	13,519	243,207

		1,172,549

REAL ESTATE INVESTMENT TRUSTS — 7.6%
Acadia Realty Trust	17,342	316,318
BioMed Realty Trust, Inc.	45,004	839,325
Colonial Properties Trust	24,467	441,629
DiamondRock Hospitality Co. (b)	50,688	608,256
EastGroup Properties, Inc.	11,251	476,142
Entertainment Properties Trust	16,621	768,721
Extra Space Storage, Inc.	33,201	577,697
Healthcare Realty Trust, Inc.	16,929	358,387
Home Properties, Inc.	15,998	887,729
Inland Real Estate Corp.	18,171	159,905
Kilroy Realty Corp. (a)	16,414	598,619
LaSalle Hotel Properties	19,669	519,262
Lexington Realty Trust (a)	37,240	296,058
LTC Properties, Inc.	9,499	266,732
Medical Properties Trust, Inc.	50,275	544,478
Mid-America Apartment Communities, Inc.	14,781	938,446
National Retail Properties, Inc.	37,163	984,820
Pennsylvania Real Estate Investment Trust	19,307	280,531
Post Properties, Inc.	16,001	580,836
PS Business Parks, Inc.	7,018	391,043
Saul Centers, Inc.	5,057	239,449
Sovran Self Storage, Inc.	7,846	288,811
Tanger Factory Outlet Centers, Inc.	29,618	1,516,145
Universal Health Realty Income Trust	4,128	150,796
Urstadt Biddle Properties (Class A)	8,569	166,667

		13,196,802

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Real Estate Group, Inc. (b)	15,693	302,875

ROAD & RAIL — 0.7%
Heartland Express, Inc. (a)	15,942	255,391
Knight Transportation, Inc. (a)	22,143	420,717
Old Dominion Freight Line, Inc. (b)	15,891	508,353

		1,184,461

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.5%
Advanced Energy Industries, Inc. (b)	10,129	138,160
ATMI, Inc. (b)	8,196	163,428
Cabot Microelectronics Corp. (b)	11,181	463,452
CEVA, Inc. (b)	15,984	327,672
Cohu, Inc.	5,369	89,018
Cymer, Inc. (b)	8,877	400,086
Cypress Semiconductor Corp. (b)	121,255	2,252,918
Diodes, Inc. (b)	26,266	708,919
Exar Corp. (b)	18,657	130,226
FEI Co. (b)	11,658	307,888
Hittite Microwave Corp. (b)	17,973	1,097,072
Kopin Corp. (a)(b)	47,230	196,477
Kulicke & Soffa Industries, Inc. (b)	51,308	369,418
Micrel, Inc.	36,234	470,680
Microsemi Corp. (b)	29,913	685,008
MKS Instruments, Inc. (b)	13,525	331,227
Monolithic Power Systems, Inc. (a)(b)	26,087	430,957
Pericom Semiconductor Corp. (b)	10,463	114,884
Power Integrations, Inc. (a)	20,382	818,133
Rudolph Technologies, Inc. (b)	9,402	77,378
Sigma Designs, Inc. (a)(b)	13,306	188,546
Standard Microsystems Corp. (b)	6,897	198,840
Supertex, Inc. (b)	3,453	83,494
Tessera Technologies, Inc. (b)	21,676	480,123
TriQuint Semiconductor, Inc. (b)	116,265	1,359,138
Ultratech, Inc. (b)	8,493	168,841
Varian Semiconductor Equipment Associates, Inc. (b)	27,000	998,190
Veeco Instruments, Inc. (a)(b)	29,211	1,254,905
Volterra Semiconductor Corp. (a)(b)	19,600	453,936

		14,759,014

SOFTWARE — 7.2%
Blackbaud, Inc.	32,075	830,743
Bottomline Technologies, Inc. (a)(b)	23,574	511,792
Commvault Systems, Inc. (a)(b)	31,436	899,698
Ebix, Inc. (a)(b)	25,423	601,762
Epicor Software Corp. (b)	19,900	200,990
Interactive Intelligence, Inc. (b)	9,722	254,328
JDA Software Group, Inc. (b)	31,999	895,972
Manhattan Associates, Inc. (b)	15,961	487,449
MicroStrategy, Inc. (b)	6,190	529,059
Netscout Systems, Inc. (b)	25,497	586,686
Progress Software Corp. (b)	31,651	1,339,470
Quality Systems, Inc.	13,998	977,340
Radiant Systems, Inc. (b)	24,125	472,126
Smith Micro Software, Inc. (b)	21,993	346,170

See accompanying notes to financial statements.

57

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Sonic Solutions (a)(b)	35,516	$532,740
Sourcefire, Inc. (b)	20,423	529,568
Synchronoss Technologies, Inc. (a)(b)	17,463	466,437
Take-Two Interactive Software, Inc. (a)(b)	27,873	341,166
Taleo Corp. (Class A) (a)(b)	29,534	816,615
Tyler Technologies, Inc. (a)(b)	18,338	380,697
Websense, Inc. (a)(b)	30,509	617,807

		12,618,615

SPECIALTY RETAIL — 4.7%
Big 5 Sporting Goods Corp.	8,364	127,718
Cabela’s, Inc. (a)(b)	29,210	635,317
Genesco, Inc. (b)	10,013	375,387
Hibbett Sports, Inc. (b)	20,383	752,133
Jo-Ann Stores, Inc. (b)	19,201	1,156,284
Jos. A. Bank Clothiers, Inc. (a)(b)	20,215	815,069
Kirkland’s, Inc. (a)(b)	11,459	160,770
Lumber Liquidators Holdings, Inc. (a)(b)	17,037	424,392
Monro Muffler Brake, Inc.	22,121	765,148
The Buckle, Inc. (a)	19,096	721,256
The Cato Corp. (Class A)	13,317	365,019
The Children’s Place Retail Stores, Inc. (b)	8,773	435,492
The Finish Line, Inc. (Class A) (a)	26,428	454,297
The Men’s Wearhouse, Inc. (a)	21,162	528,627
Zumiez, Inc. (a)(b)	15,205	408,558

		8,125,467

TEXTILES, APPAREL & LUXURY GOODS — 3.5%
Carter’s, Inc. (b)	42,033	1,240,394
Crocs, Inc. (b)	63,820	1,092,598
Iconix Brand Group, Inc. (b)	53,071	1,024,801
Liz Claiborne, Inc. (a)(b)	22,712	162,618
Maidenform Brands, Inc. (b)	17,033	404,874
Oxford Industries, Inc. (a)	5,368	137,475
Perry Ellis International, Inc. (b)	4,028	110,649
Steven Madden, Ltd. (b)	16,826	701,981
True Religion Apparel, Inc. (a)(b)	18,516	412,166
Volcom, Inc. (a)	12,405	234,082
Wolverine World Wide, Inc.	20,335	648,280

		6,169,918

THRIFTS & MORTGAGE FINANCE — 0.2%
Dime Community Bancshares	8,878	129,530
Provident Financial Services, Inc. (a)	12,491	188,989

		318,519

WATER UTILITIES — 0.1%
American States Water Co.	7,225	249,046

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp. (a)	11,872	226,162
USA Mobility, Inc.	6,296	111,880

		338,042

TOTAL COMMON STOCKS —
(Cost $177,022,451)		173,910,501

SHORT TERM INVESTMENTS — 12.8%
MONEY MARKET FUNDS — 12.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	21,802,253	21,802,253
State Street Institutional Liquid Reserves Fund 0.18% (e)(f)	590,869	590,869

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,393,122)		22,393,122

TOTAL INVESTMENTS — 112.5% (g)
(Cost $199,415,573)		196,303,623
OTHER ASSETS & LIABILITIES — (12.5)%		(21,745,280)

NET ASSETS — 100.0%		$174,558,343

(a)	Security, or portion thereof, was on loan at December 31, 2010.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

58

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.1%
AAR Corp. (a)	21,600	$593,352
Aerovironment, Inc. (a)(b)	4,400	118,052
Ceradyne, Inc. (a)	13,682	431,393
Cubic Corp.	3,081	145,269
Curtiss-Wright Corp.	25,190	836,308
Esterline Technologies Corp. (a)	16,493	1,131,255
GenCorp, Inc. (a)	32,400	167,508
Moog, Inc. (Class A) (a)	24,800	987,040
Orbital Sciences Corp. (a)	15,000	256,950
Teledyne Technologies, Inc. (a)	19,900	875,003

		5,542,130

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	6,700	190,146
HUB Group, Inc. (Class A) (a)	12,100	425,194

		615,340

AIRLINES — 0.4%
SkyWest, Inc.	30,297	473,239

AUTO COMPONENTS — 0.5%
Drew Industries, Inc. (b)	10,500	238,560
Spartan Motors, Inc.	17,900	109,011
Standard Motor Products, Inc.	10,700	146,590
Superior Industries International, Inc.	8,175	173,473

		667,634

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (a)(b)	15,997	243,154

BIOTECHNOLOGY — 0.6%
Emergent Biosolutions, Inc. (a)(b)	4,900	114,954
Martek Biosciences Corp. (a)	18,400	575,920
Savient Pharmaceuticals, Inc. (a)(b)	14,248	158,723

		849,597

BUILDING PRODUCTS — 2.0%
A.O. Smith Corp.	7,927	301,860
AAON, Inc. (b)	2,600	73,346
Apogee Enterprises, Inc.	15,439	207,964
Gibraltar Industries, Inc. (a)	16,711	226,768
Griffon Corp. (a)	25,595	326,080
NCI Building Systems, Inc. (a)	6,900	96,531
Quanex Building Products Corp.	20,698	392,641
Simpson Manufacturing Co., Inc.	21,723	671,458
Universal Forest Products, Inc.	10,603	412,457

		2,709,105

CAPITAL MARKETS — 0.7%
Investment Technology Group, Inc. (a)	22,991	376,363
LaBranche & Cos., Inc. (a)	19,797	71,269
Piper Jaffray Co., Inc. (a)	8,754	306,478
SWS Group, Inc.	16,044	81,022
TradeStation Group, Inc. (a)	22,000	148,500

		983,632

CHEMICALS — 2.5%
A. Schulman, Inc.	17,304	396,088
American Vanguard Corp. (b)	11,800	100,772
Arch Chemicals, Inc.	13,669	518,465
Calgon Carbon Corp. (a)(b)	16,100	243,432
H.B. Fuller Co.	26,927	552,542
LSB Industries, Inc. (a)	4,100	99,466
OM Group, Inc. (a)	7,281	280,391
Penford Corp. (a)	6,200	37,882
PolyOne Corp. (a)	21,100	263,539
Stepan Co.	4,184	319,114
STR Holdings, Inc. (a)(b)	12,500	250,000
Zep, Inc.	12,010	238,759

		3,300,450

COMMERCIAL BANKS — 9.8%
Bank of the Ozarks, Inc.	2,748	119,126
Boston Private Financial Holdings, Inc. (b)	42,086	275,663
City Holding Co.	8,480	307,230
Columbia Banking System, Inc. (b)	21,642	455,780
Community Bank System, Inc.	11,667	323,993
First BanCorp- Puerto Rico (a)(b)	175,712	80,828
First Commonwealth Financial Corp.	51,836	366,999
First Financial Bancorp.	17,203	317,911
First Financial Bankshares, Inc.	6,398	327,450
First Midwest Bancorp, Inc.	40,711	468,991
Glacier Bancorp, Inc. (b)	39,281	593,536
Hancock Holding Co. (b)	16,157	563,233
Hanmi Financial Corp. (a)	83,100	95,565
Home Bancshares, Inc.	11,997	264,294
Independent Bank Corp.- Massachusetts	11,505	311,210
MB Financial, Inc.	—	0
Nara Bancorp, Inc. (a)	20,900	205,238
National Penn Bancshares, Inc. (b)	47,880	384,476
NBT Bancorp, Inc.	18,963	457,956
Old National Bancorp	51,982	618,066
Pinnacle Financial Partners, Inc. (a)	18,500	251,230
PrivateBancorp, Inc.	32,200	463,036
S&T Bancorp, Inc.	13,661	308,602
Simmons First National Corp. (b)	9,467	269,809
Sterling Bancorp	14,777	154,715
Sterling Bancshares, Inc.	56,084	393,710
Susquehanna Bancshares, Inc.	71,368	690,842
Texas Capital Bancshares, Inc. (a)(b)	20,200	429,654
Tompkins Financial Corp.	2,671	104,596
UMB Financial Corp. (b)	10,318	427,372
Umpqua Holdings Corp. (b)	62,953	766,768
United Bankshares, Inc. (b)	20,919	610,835
United Community Banks, Inc. (a)(b)	51,999	101,398
Whitney Holding Corp. (b)	53,173	752,398
Wilmington Trust Corp. (b)	50,261	218,133
Wilshire Bancorp, Inc.	10,746	81,885
Wintrust Financial Corp.	18,870	623,276

		13,185,804

COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries, Inc.	25,815	678,935
G & K Services, Inc. (Class A)	10,298	318,311

See accompanying notes to financial statements.

59

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Interface, Inc. (Class A)	15,600	$244,140
Mobile Mini, Inc. (a)(b)	9,600	189,024
Sykes Enterprises, Inc. (a)	10,800	218,808
Tetra Tech, Inc. (a)	14,600	365,876
The Geo Group, Inc. (a)	35,400	872,964
The Standard Register Co. (b)	7,000	23,870
UniFirst Corp.	3,827	210,676
United Stationers, Inc. (a)	12,641	806,622
Viad Corp.	11,139	283,710

		4,212,936

COMMUNICATIONS EQUIPMENT — 2.2%
Arris Group, Inc. (a)	67,900	761,838
Bel Fuse, Inc. (Class B)	6,450	154,155
Black Box Corp.	9,735	372,753
Comtech Telecommunications Corp.	15,200	421,496
Digi International, Inc. (a)(b)	13,800	153,180
EMS Technologies, Inc. (a)	8,395	166,053
Harmonic, Inc. (a)	29,500	252,815
Network Equipment Technologies, Inc. (a)(b)	8,400	38,892
PC-Tel, Inc. (a)	10,200	61,200
Symmetricom, Inc. (a)	11,638	82,514
Tekelec (a)	37,700	449,007
Tollgrade Communications, Inc. (a)	3,200	29,696

		2,943,599

COMPUTERS & PERIPHERALS — 0.6%
Avid Technology, Inc. (a)(b)	15,938	278,277
Hutchinson Technology, Inc. (a)	12,900	47,859
Intermec, Inc. (a)	26,500	335,490
Intevac, Inc. (a)	7,400	103,674
Super Micro Computer, Inc. (a)	6,200	71,548

		836,848

CONSTRUCTION & ENGINEERING — 1.6%
Comfort Systems USA, Inc.	20,787	273,765
Dycom Industries, Inc. (a)	19,355	285,486
EMCOR Group, Inc. (a)	36,500	1,057,770
Insituform Technologies, Inc. (Class A) (a)	21,400	567,314

		2,184,335

CONSTRUCTION MATERIALS — 1.0%
Eagle Materials, Inc. (b)	16,592	468,724
Headwaters, Inc. (a)	33,300	152,514
Texas Industries, Inc. (b)	15,274	699,244

		1,320,482

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	19,416	189,112

DISTRIBUTORS — 0.1%
Audiovox Corp. (Class A) (a)	10,200	88,026

DIVERSIFIED CONSUMER SERVICES — 0.5%
Corinthian Colleges, Inc. (a)(b)	46,400	241,744
Hillenbrand, Inc.	18,856	392,393

		634,137

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Interactive Brokers Group, Inc. (Class A)	23,200	413,424

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
General Communication, Inc. (Class A) (a)	9,000	113,940

ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	17,044	635,060
Central Vermont Public Service Corp.	7,250	158,485
El Paso Electric Co. (a)	12,900	355,137
UIL Holdings Corp. (b)	27,551	825,428
Unisource Energy Corp. (b)	19,961	715,402

		2,689,512

ELECTRICAL EQUIPMENT — 1.5%
AZZ, Inc.	2,300	92,023
Belden CDT, Inc.	13,900	511,798
Brady Corp. (Class A)	28,804	939,298
Encore Wire Corp.	10,511	263,616
Powell Industries, Inc. (a)	4,900	161,112

		1,967,847

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Agilysys, Inc. (a)(b)	10,800	60,804
Anixter International, Inc.	15,400	919,842
Benchmark Electronics, Inc. (a)	33,507	608,487
Brightpoint, Inc. (a)	37,100	323,883
Checkpoint Systems, Inc. (a)	21,772	447,415
Cognex Corp.	9,700	285,374
CTS Corp.	18,836	208,326
Daktronics, Inc.	11,000	175,120
Electro Scientific Industries, Inc. (a)	8,500	136,255
FARO Technologies, Inc. (a)	4,400	144,496
Gerber Scientific, Inc. (a)	13,800	108,606
Insight Enterprises, Inc. (a)	25,400	334,264
LoJack Corp. (a)	6,400	41,344
Methode Electronics, Inc. (Class A)	20,230	262,383
MTS Systems Corp.	4,319	161,790
Newport Corp. (a)	9,300	161,541
Park Electrochemical Corp.	7,386	221,580
Plexus Corp. (a)	9,300	287,742
Pulse Electronics Corp.	15,253	81,146
RadiSys Corp. (a)	7,700	68,530
Rofin-Sinar Technologies, Inc. (a)	9,491	336,361
Rogers Corp. (a)	5,600	214,200
Scansource, Inc. (a)	14,621	466,410
SYNNEX Corp. (a)	12,910	402,792

		6,458,691

ENERGY EQUIPMENT & SERVICES — 2.8%
Basic Energy Services, Inc. (a)(b)	7,700	126,896
Bristow Group, Inc. (a)	19,846	939,708
Gulf Island Fabrication, Inc.	7,871	221,805
Hornbeck Offshore Services, Inc. (a)	12,787	266,992
ION Geophysical Corp. (a)	42,800	362,944
Lufkin Industries, Inc.	7,400	461,686
Matrix Service Co. (a)	14,500	176,610
Pioneer Drilling Co. (a)(b)	29,800	262,538
SEACOR Holdings, Inc.	3,801	384,243
Seahawk Drilling, Inc. (a)(b)	6,600	59,070

See accompanying notes to financial statements.

60

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Tetra Technologies, Inc. (a)	41,900	$497,353

		3,759,845

FOOD & STAPLES RETAILING — 1.4%
Casey’s General Stores, Inc.	20,713	880,510
Nash Finch Co. (b)	6,676	283,797
Spartan Stores, Inc.	12,437	210,807
The Andersons, Inc. (b)	4,695	170,663
United Natural Foods, Inc. (a)	10,600	388,808

		1,934,585

FOOD PRODUCTS — 1.3%
Cal-Maine Foods, Inc.	2,680	84,635
Diamond Foods, Inc.	4,800	255,264
Hain Celestial Group, Inc. (a)(b)	14,337	387,959
J&J Snack Foods Corp.	3,200	154,368
Sanderson Farms, Inc. (b)	10,580	414,207
Seneca Foods Corp. (a)(b)	4,985	134,495
Snyders-Lance, Inc.	12,300	288,312

		1,719,240

GAS UTILITIES — 3.0%
Laclede Group, Inc.	12,243	447,359
New Jersey Resources Corp. (b)	22,637	975,881
Northwest Natural Gas Co.	9,305	432,404
Piedmont Natural Gas Co., Inc.	25,369	709,317
South Jersey Industries, Inc.	9,313	491,913
Southwest Gas Corp.	24,893	912,826

		3,969,700

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Analogic Corp.	2,894	143,282
Cantel Medical Corp.	2,200	51,480
CONMED Corp. (a)	15,432	407,868
CryoLife, Inc. (a)	9,300	50,406
Greatbatch, Inc. (a)(b)	5,500	132,825
ICU Medical, Inc. (a)	3,300	120,450
Invacare Corp.	17,665	532,776
Meridian Bioscience, Inc.	9,400	217,704
Merit Medical Systems, Inc. (a)	6,400	101,312
Natus Medical, Inc. (a)	6,700	95,006
Palomar Medical Technologies, Inc. (a)	7,300	103,733
SurModics, Inc. (a)	4,300	51,041
Symmetry Medical, Inc. (a)	19,800	183,150
West Pharmaceutical Services, Inc.	10,400	428,480

		2,619,513

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Amedisys, Inc. (a)	15,800	529,300
AMERIGROUP Corp. (a)	10,600	465,552
AMN Healthcare Services, Inc. (a)	21,500	132,010
AmSurg Corp. (a)	17,000	356,150
Centene Corp. (a)	27,100	686,714
Cross Country Healthcare, Inc. (a)	17,154	145,294
Gentiva Health Services, Inc. (a)	16,410	436,506
Hanger Orthopedic Group, Inc. (a)	17,827	377,754
Healthways, Inc. (a)	18,900	210,924
LCA-Vision, Inc. (a)	6,600	37,950
LHC Group, Inc. (a)(b)	2,900	87,000
Magellan Health Services, Inc. (a)	6,449	304,909
Medcath Corp. (a)	11,291	157,510
Molina Healthcare, Inc. (a)	9,325	259,701
PharMerica Corp. (a)	16,100	184,345
PSS World Medical, Inc. (a)(b)	14,000	316,400
RehabCare Group, Inc. (a)	13,731	325,425

		5,013,444

HEALTH CARE TECHNOLOGY — 0.1%
Omnicell, Inc. (a)	9,100	131,495

HOTELS, RESTAURANTS & LEISURE — 1.8%
Jack in the Box, Inc. (a)	29,058	613,995
Marcus Corp.	11,844	157,170
Monarch Casino & Resort, Inc. (a)	4,000	50,000
Multimedia Games, Inc. (a)	15,200	84,816
O’Charleys, Inc. (a)(b)	10,400	74,880
Papa John’s International, Inc. (a)	5,000	138,500
Pinnacle Entertainment, Inc. (a)(b)	18,900	264,978
Red Robin Gourmet Burgers, Inc. (a)(b)	8,600	184,642
Ruby Tuesday, Inc. (a)	35,648	465,563
Ruth’s Hospitality Group, Inc. (a)(b)	17,000	78,710
Shuffle Master, Inc. (a)	13,300	152,285
Sonic Corp. (a)	21,000	212,520

		2,478,059

HOUSEHOLD DURABLES — 1.5%
Blyth, Inc.	2,999	103,406
Ethan Allen Interiors, Inc.	15,800	316,158
Helen of Troy, Ltd. (a)	16,694	496,480
La-Z-Boy, Inc. (a)(b)	28,567	257,674
M/I Homes, Inc. (a)(b)	10,171	156,430
Meritage Homes Corp. (a)(b)	17,662	392,096
Skyline Corp. (b)	2,561	66,791
Standard Pacific Corp. (a)(b)	54,612	251,215

		2,040,250

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (Class A) (a)	30,187	298,248
WD-40 Co.	4,255	171,391

		469,639

INDUSTRIAL CONGLOMERATES — 0.3%
Standex International Corp.	6,941	207,605
Tredegar Corp.	12,617	244,518

		452,123

INSURANCE — 4.4%
AMERISAFE, Inc. (a)	10,149	177,607
Delphi Financial Group	29,722	857,182
Employers Holdings, Inc.	21,872	382,323
Horace Mann Educators Corp.	21,702	391,504
Infinity Property & Casualty Corp.	6,811	420,920
National Financial Partners Corp. (a)	12,924	173,182
Presidential Life Corp.	11,757	116,747
ProAssurance Corp. (a)	16,813	1,018,868
RLI Corp.	9,053	475,916
Safety Insurance Group, Inc.	8,193	389,741
Selective Insurance Group, Inc.	29,177	529,563

See accompanying notes to financial statements.

61

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

Stewart Information Services Corp.	10,084	$116,268
The Navigators Group, Inc. (a)	6,818	343,286
Tower Group, Inc.	9,600	245,568
United Fire & Casualty Co.	11,659	260,229

		5,898,904

INTERNET & CATALOG RETAIL — 0.1%
NutriSystem, Inc. (b)	7,500	157,725

INTERNET SOFTWARE & SERVICES — 0.7%
DealerTrack Holdings, Inc. (a)	8,700	174,609
InfoSpace, Inc. (a)	19,833	164,614
LogMeIn, Inc. (a)(b)	4,100	181,794
The Knot, Inc. (a)	9,400	92,872
United Online, Inc.	47,268	311,969

		925,858

IT SERVICES — 1.2%
CACI International, Inc. (Class A) (a)	16,651	889,164
CIBER, Inc. (a)	38,346	179,459
Heartland Payment Systems, Inc.	21,000	323,820
Integral Systems Inc. (a)	5,200	51,532
NCI, Inc. (Class A) (a)	1,700	39,083
StarTek, Inc. (a)(b)	6,600	33,462
TeleTech Holdings, Inc. (a)	5,400	111,186

		1,627,706

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Arctic Cat, Inc. (a)	6,700	98,088
Brunswick Corp.	24,400	457,256
Callaway Golf Co.	35,369	285,428
JAKKS Pacific, Inc. (a)	9,461	172,379
Pool Corp.	27,158	612,141
RC2 Corp. (a)	7,109	154,763

		1,780,055

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (a)(b)	38,800	195,164
Cambrex Corp. (a)	16,200	83,754
eResearch Technology, Inc. (a)(b)	12,600	92,610
Kendle International, Inc. (a)	8,200	89,298

		460,826

MACHINERY — 5.4%
Actuant Corp. (Class A) (b)	37,300	992,926
Albany International Corp. (Class A) (b)	15,202	360,135
Astec Industries, Inc. (a)	10,900	353,269
Badger Meter, Inc.	3,700	163,614
Barnes Group, Inc. (b)	24,984	516,419
Briggs & Stratton Corp. (b)	27,633	544,094
Cascade Corp.	3,317	156,828
CIRCOR International, Inc.	5,000	211,400
CLARCOR, Inc.	14,400	617,616
ESCO Technologies, Inc.	8,100	306,504
Federal Signal Corp.	34,254	234,982
John Bean Technologies Corp.	6,800	136,884
Kaydon Corp.	11,959	486,971
Lydall, Inc. (a)(b)	9,400	75,670
Mueller Industries, Inc.	20,774	679,310
Robbins & Myers, Inc.	10,835	387,676
The Toro Co.	7,354	453,301
Watts Water Technologies, Inc. (b)	15,932	582,952

		7,260,551

MEDIA — 0.8%
Live Nation, Inc. (a)(b)	81,700	933,014
The E.W. Scripps Co. (Class A) (a)(b)	10,343	104,981

		1,037,995

METALS & MINING — 1.3%
A.M. Castle & Co. (a)	9,200	169,372
AMCOL International Corp. (b)	7,150	221,650
Brush Engineered Materials, Inc. (a)	3,900	150,696
Century Aluminum Co. (a)(b)	19,638	304,978
Kaiser Aluminum Corp. (b)	8,099	405,679
Olympic Steel, Inc. (b)	5,056	145,006
RTI International Metals, Inc. (a)	10,600	285,988

		1,683,369

MULTI-UTILITIES — 1.3%
Avista Corp.	30,953	697,062
CH Energy Group, Inc. (b)	8,678	424,267
NorthWestern Corp.	19,896	573,602

		1,694,931

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A)	21,520	296,115
Tuesday Morning Corp. (a)	20,100	106,128

		402,243

OIL, GAS & CONSUMABLE FUELS — 3.0%
Holly Corp.	24,193	986,349
Penn Virginia Corp. (b)	25,000	420,500
Petroleum Development Corp. (a)	8,500	358,785
Petroquest Energy, Inc. (a)	17,400	131,022
Stone Energy Corp. (a)	11,452	255,265
Swift Energy Co. (a)	14,600	571,590
World Fuel Services Corp.	37,800	1,366,848

		4,090,359

PAPER & FOREST PRODUCTS — 0.8%
Clearwater Paper Corp. (a)	6,300	493,290
Deltic Timber Corp. (b)	3,300	185,922
Neenah Paper, Inc.	8,127	159,939
Wausau Paper Corp.	26,942	231,971

		1,071,122

PROFESSIONAL SERVICES — 1.3%
Administaff, Inc.	6,100	178,730
CDI Corp.	7,159	133,086
Heidrick & Struggles International, Inc.	9,619	275,584
Kelly Services, Inc. (Class A) (a)	15,521	291,795
On Assignment, Inc. (a)	20,100	163,815
School Specialty, Inc. (a)(b)	8,812	122,751
SFN Group, Inc. (a)	29,100	284,016
TrueBlue, Inc. (a)	14,100	253,659
Volt Information Sciences, Inc. (a)	6,511	56,320

		1,759,756

See accompanying notes to financial statements.

62

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 7.7%
Acadia Realty Trust	9,049	$165,054
BioMed Realty Trust, Inc.	38,132	711,162
Cedar Shopping Centers, Inc.	25,856	162,634
Colonial Properties Trust	27,673	499,498
Cousins Properties, Inc.	204	1,701
DiamondRock Hospitality Co. (a)	46,792	561,504
EastGroup Properties, Inc.	6,340	268,309
Entertainment Properties Trust	12,989	600,741
Extra Space Storage, Inc.	23,100	401,940
Franklin Street Properties Corp.	38,171	543,937
Healthcare Realty Trust, Inc.	22,695	480,453
Home Properties, Inc.	8,672	481,209
Inland Real Estate Corp.	27,952	245,978
Kilroy Realty Corp. (b)	16,405	598,290
Kite Realty Group Trust	34,829	188,425
LaSalle Hotel Properties	25,300	667,920
Lexington Realty Trust (b)	41,593	330,664
LTC Properties, Inc.	7,240	203,299
Medical Properties Trust, Inc.	23,274	252,057
Mid-America Apartment Communities, Inc.	7,700	488,873
National Retail Properties, Inc.	17,877	473,741
Parkway Properties, Inc.	12,058	211,256
Pennsylvania Real Estate Investment Trust	15,788	229,400
Post Properties, Inc.	14,593	529,726
PS Business Parks, Inc.	5,014	279,380
Saul Centers, Inc.	2,523	119,464
Sovran Self Storage, Inc.	9,281	341,634
Universal Health Realty Income Trust	3,784	138,230
Urstadt Biddle Properties (Class A)	6,263	121,815

		10,298,294

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Real Estate Group, Inc. (a)	7,636	147,375

ROAD & RAIL — 1.0%
Arkansas Best Corp. (b)	13,894	380,973
Heartland Express, Inc. (b)	15,900	254,718
Knight Transportation, Inc. (b)	17,400	330,600
Old Dominion Freight Line, Inc. (a)	11,100	355,089

		1,321,380

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)	13,600	185,504
ATMI, Inc. (a)	11,000	219,340
Brooks Automation, Inc. (a)	35,907	325,676
Cabot Microelectronics Corp. (a)	4,100	169,945
Cohu, Inc.	9,015	149,469
Cymer, Inc. (a)	9,570	431,320
DSP Group, Inc. (a)	12,852	104,615
Exar Corp. (a)	10,200	71,196
FEI Co. (a)	12,200	322,202
Microsemi Corp. (a)	23,400	535,860
MKS Instruments, Inc. (a)	17,281	423,212
Pericom Semiconductor Corp. (a)	5,800	63,684
Rudolph Technologies, Inc. (a)	10,200	83,946
Sigma Designs, Inc. (a)(b)	5,200	73,684
Standard Microsystems Corp. (a)	7,200	207,576
Supertex, Inc. (a)	4,500	108,810
Tessera Technologies, Inc. (a)	11,400	252,510
Ultratech, Inc. (a)	7,000	139,160
Varian Semiconductor Equipment Associates, Inc. (a)	20,300	750,491

		4,618,200

SOFTWARE — 0.7%
Epicor Software Corp. (a)	9,871	99,697
EPIQ Systems, Inc. (b)	18,000	247,140
Take-Two Interactive Software, Inc. (a)(b)	25,702	314,593
THQ, Inc. (a)(b)	37,400	226,644

		888,074

SPECIALTY RETAIL — 3.8%
Big 5 Sporting Goods Corp.	5,652	86,306
Brown Shoe Co., Inc. (b)	24,155	336,479
Christopher & Banks Corp.	19,760	121,524
Coldwater Creek, Inc. (a)	33,000	104,610
Genesco, Inc. (a)	5,674	212,718
Group 1 Automotive, Inc.	13,024	543,882
Haverty Furniture Cos., Inc.	10,194	132,318
Hot Topic, Inc. (b)	24,558	153,979
Lithia Motors, Inc. (Class A)	11,900	170,051
MarineMax, Inc. (a)	12,131	113,425
Midas, Inc. (a)(b)	7,800	63,258
OfficeMax, Inc. (a)	46,740	827,298
Sonic Automotive, Inc. (Class A) (b)	19,382	256,618
Stage Stores, Inc.	20,120	348,881
Stein Mart, Inc.	14,785	136,761
The Cato Corp. (Class A)	6,132	168,078
The Children’s Place Retail Stores, Inc. (a)	7,678	381,136
The Finish Line, Inc. (Class A)	9,367	161,019
The Men’s Wearhouse, Inc. (b)	13,067	326,414
The Pep Boys — Manny, Moe & Jack	28,915	388,328
Zale Corp. (a)	12,700	54,102

		5,087,185

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
K-Swiss, Inc. (Class A) (a)(b)	14,900	185,803
Liz Claiborne, Inc. (a)(b)	34,857	249,576
Movado Group, Inc. (a)(b)	9,552	154,169
Oxford Industries, Inc. (b)	3,555	91,044
Perry Ellis International, Inc. (a)	2,467	67,768
Quiksilver, Inc. (a)	71,200	360,984
Skechers USA, Inc. (a)(b)	18,590	371,800
Wolverine World Wide, Inc.	11,542	367,959

		1,849,103

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp.	25,139	120,165
Brookline Bancorp, Inc.	32,533	352,983
Dime Community Bancshares	8,482	123,752
Provident Financial Services, Inc. (b)	19,080	288,680

See accompanying notes to financial statements.

63

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2010 (Unaudited)

Security Description	Shares	Value

TrustCo Bank Corp. NY	42,437	$269,051

		1,154,631

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	47,845	202,863

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	20,769	674,577
Kaman Corp. (Class A)	14,305	415,847
Lawson Products, Inc.	2,207	54,932

		1,145,356

WATER UTILITIES — 0.1%
American States Water Co.	4,753	163,836

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	7,329	139,617
USA Mobility, Inc.	7,432	132,067

		271,684

TOTAL COMMON STOCKS —
(Cost $135,673,471)		134,210,248

CORPORATE BONDS & NOTES — 0.0%
CAPITAL MARKETS — 0.0%
GAMCO Investors, Inc. Zero Coupon, 12/31/2015 (c) (Cost $2,339)	23	0

SHORT TERM INVESTMENTS — 9.7%
MONEY MARKET FUNDS — 9.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	12,885,505	12,885,505
State Street Institutional Liquid Reserves Fund (e)(f)	188,824	188,824

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,074,329)		13,074,329

TOTAL INVESTMENTS — 109.5% (g)
(Cost $148,750,139)		147,284,577
OTHER ASSETS & LIABILITIES — (9.5)%		(12,832,556)

NET ASSETS — 100.0%		$134,452,021

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at December 31, 2010.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is based on Level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

64

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders
Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.
Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the registrant’s President, and Chad C. Hallett, the registrant’s Principal Financial Officer, reviewed the Registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on the review, Messrs. Ross and Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) In the Registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits
(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
     (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.
     (3) Not applicable
(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® SERIES TRUST

By:	/s/ James E. Ross James E. Ross
President and Principal Executive Officer

Date:	March 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President and Principal Executive Officer

Date:	March 7, 2011

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	March 7, 2011